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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09913

AIM Counselor Series Trust (Invesco Counselor Series Trust)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 8/31

Date of reporting period: 2/28/18

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	February 28, 2018

Invesco American Franchise Fund
Nasdaq:
A: VAFAX ∎ C: VAFCX ∎ R: VAFRX ∎ Y: VAFIX ∎ R5: VAFNX ∎ R6: VAFFX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
8	Financial Statements
10	Notes to Financial Statements
17	Financial Highlights
18	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 8/31/17 to 2/28/18, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	9.95%
Class C Shares	9.58
Class R Shares	9.82
Class Y Shares	10.11
Class R5 Shares	10.15
Class R6 Shares	10.15
S&P 500 Index▼ (Broad Market Index)	10.84
Russell 1000 Growth Index▼ (Style-Specific Index)	13.94
Lipper Large-Cap Growth Funds Index∎ (Peer Group Index)	13.57
Source(s): ▼FactSet Research Systems Inc.; ∎Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Russell 1000® Growth Index is an unmanaged index considered representative of large-cap growth stocks. The Russell 1000 Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The Lipper Large-Cap Growth Funds Index is an unmanaged index considered representative of large-cap growth funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                      Invesco American Franchise Fund

Average Annual Total Returns
As of 2/28/18, including maximum applicable sales charges

Class A Shares
Inception (6/23/05)	9.11%
10 Years	10.40
5 Years	14.99
1 Year	17.62

Class C Shares
Inception (6/23/05)	8.80%
10 Years	10.25
5 Years	15.42
1 Year	22.51

Class R Shares
10 Years	10.75%
5 Years	16.00
1 Year	24.16

Class Y Shares
Inception (6/23/05)	9.85%
10 Years	11.30
5 Years	16.58
1 Year	24.75

Class R5 Shares
10 Years	11.32%
5 Years	16.70
1 Year	24.89

Class R6 Shares
10 Years	11.29%
5 Years	16.80
1 Year	24.96

Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund, Van Kampen American Franchise Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Van Kampen American Franchise Fund (renamed Invesco American Franchise Fund). Returns shown above, prior to June 1, 2010, for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco American Franchise Fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R shares incepted on May 23, 2011. Performance shown prior to that date is that of the predecessor fund’s Class A shares, restated to reflect the higher 12b-1 fees applicable to Class R shares.

    Class R5 shares incepted on December 22, 2010. Performance shown prior to that date is that of the predecessor

Average Annual Total Returns
As of 12/31/17, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (6/23/05)	8.62%
10 Years	8.91
5 Years	14.23
1 Year	20.12

Class B Shares*
Inception (6/23/05)	8.71%
10 Years	9.23
5 Years	15.30
1 Year	22.03

Class C Shares
Inception (6/23/05)	8.32%
10 Years	8.75
5 Years	14.67
1 Year	25.13

Class R Shares
10 Years	9.25%
5 Years	15.24
1 Year	26.70

Class Y Shares
Inception (6/23/05)	9.37%
10 Years	9.79
5 Years	15.83
1 Year	27.37

Class R5 Shares
10 Years	9.80%
5 Years	15.94
1 Year	27.45

Class R6 Shares
10 Years	9.78%
5 Years	16.05
1 Year	27.60
* Effective January 26, 2018, Class B shares were converted to Class A shares.

fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated.

Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.06%, 1.06%, 1.81%, 1.31%, 0.81%, 0.72% and 0.64%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. Note: Effective January 26, 2018, Class B shares were converted to Class A shares. No CDSC was paid in connection with this early conversion. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                      Invesco American Franchise Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.”

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                      Invesco American Franchise Fund

Schedule of Investments(a)

February 28, 2018

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–99.85%
Aerospace & Defense–3.74%
Airbus S.E. (France)	317,818	$37,861,219
BAE Systems PLC (United Kingdom)	11,821,673	93,637,702
Boeing Co. (The)	353,768	128,138,307
Raytheon Co.	673,629	146,521,044
		406,158,272

Airlines–0.35%
Southwest Airlines Co.	654,014	37,828,170

Application Software–3.10%
Adobe Systems Inc.(b)	367,832	76,924,706
salesforce.com, inc.(b)	2,231,838	259,451,168
		336,375,874

Biotechnology–2.82%
Alexion Pharmaceuticals, Inc.(b)	926,721	108,843,381
Amgen Inc.	58,652	10,778,478
BioMarin Pharmaceutical Inc.(b)	930,845	75,556,689
Celgene Corp.(b)	1,274,272	111,014,577
		306,193,125

Cable & Satellite–1.79%
Altice USA, Inc.–Class A(b)(c)	1,281,736	23,327,595
Charter Communications, Inc.–Class A(b)	365,763	125,065,343
Comcast Corp.–Class A	842,390	30,502,942
DISH Network Corp.–Class A(b)	355,037	14,801,492
		193,697,372

Casinos & Gaming–0.38%
MGM Resorts International	1,189,760	40,725,485

Commodity Chemicals–0.50%
LyondellBasell Industries N.V.–Class A	498,899	53,990,850

Communications Equipment–1.16%
Palo Alto Networks, Inc.(b)	726,545	125,961,107

Consumer Electronics–3.18%
Sony Corp. (Japan)	6,859,800	345,549,101

Data Processing & Outsourced Services–6.62%
First Data Corp.–Class A(b)	4,362,118	68,136,283
Mastercard Inc.–Class A	2,066,267	363,167,088
PayPal Holdings, Inc.(b)	1,076,739	85,503,844
Visa Inc.–Class A	1,640,189	201,644,836
		718,452,051

Diversified Banks–0.78%
Wells Fargo & Co.	1,439,942	84,107,012

Diversified Support Services–0.76%
Cintas Corp.	485,087	82,784,947

	Shares	Value
Environmental & Facilities Services–1.18%
Republic Services, Inc.	1,901,299	$127,729,267

Financial Exchanges & Data–1.83%
London Stock Exchange Group PLC (United Kingdom)	2,168,423	119,981,752
S&P Global Inc.	409,552	78,552,073
		198,533,825

General Merchandise Stores–0.65%
Dollar Tree, Inc.(b)	686,818	70,494,999

Health Care Equipment–2.03%
Intuitive Surgical, Inc.(b)	225,915	96,341,452
Stryker Corp.	760,750	123,363,220
		219,704,672

Home Entertainment Software–8.27%
Activision Blizzard, Inc.	3,807,004	278,406,203
Electronic Arts Inc.(b)	2,537,362	313,871,679
Nintendo Co., Ltd. (Japan)	665,800	304,516,353
		896,794,235

Home Improvement Retail–3.36%
Home Depot, Inc. (The)(c)	81,422	14,840,788
Lowe’s Cos., Inc.	3,900,014	349,402,254
		364,243,042

Hotels, Resorts & Cruise Lines–2.62%
Norwegian Cruise Line Holdings Ltd.(b)	1,429,905	81,361,595
Royal Caribbean Cruises Ltd.	1,605,277	203,228,068
		284,589,663

Industrial Gases–0.56%
Air Products and Chemicals, Inc.	377,143	60,640,823

Industrial Machinery–0.68%
Stanley Black & Decker Inc.	466,913	74,327,880

Internet & Direct Marketing Retail–11.53%
Amazon.com, Inc.(b)	649,374	982,145,706
Booking Holdings Inc.(b)	62,171	126,458,301
Netflix Inc.(b)	489,739	142,700,150
		1,251,304,157

Internet Software & Services–16.68%
Alibaba Group Holding Ltd.–ADR (China)(b)	2,311,034	430,175,869
Alphabet Inc.–Class A(b)	690,237	761,966,429
Facebook, Inc.–Class A(b)	3,463,486	617,608,823
		1,809,751,121

Investment Banking & Brokerage–0.85%
Charles Schwab Corp. (The)	818,907	43,418,449
Morgan Stanley	877,252	49,143,657
		92,562,106

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco American Franchise Fund

	Shares	Value
Life Sciences Tools & Services–1.60%
IQVIA Holdings Inc.(b)	773,923	$76,099,849
Thermo Fisher Scientific, Inc.	469,694	97,968,774
		174,068,623

Managed Health Care–3.34%
UnitedHealth Group Inc.	1,601,929	362,292,263

Movies & Entertainment–0.57%
Vivendi S.A. (France)	2,410,209	62,214,297

Oil & Gas Equipment & Services–0.59%
Halliburton Co.	1,376,118	63,879,397

Oil & Gas Exploration & Production–0.91%
Parsley Energy, Inc.–Class A(b)	3,886,520	98,251,226

Packaged Foods & Meats–1.28%
Mondelez International, Inc.–Class A	1,009,921	44,335,532
Tyson Foods, Inc.–Class A	1,276,353	94,935,136
		139,270,668

Pharmaceuticals–1.64%
Allergan PLC	517,934	79,875,781
Zoetis Inc.	1,211,147	97,933,346
		177,809,127

Railroads–0.46%
Canadian Pacific Railway Ltd. (Canada)	276,587	49,406,736

Research & Consulting Services–0.14%
Equifax Inc.	135,797	15,345,061

Semiconductor Equipment–2.86%
Applied Materials, Inc.	2,229,892	128,419,480
ASML Holding N.V.–New York Shares (Netherlands)(c)	930,851	181,878,977
		310,298,457

Semiconductors–1.24%
Broadcom Ltd.	376,900	92,890,774
NVIDIA Corp.	172,161	41,662,962
		134,553,736

Specialized REITs–0.25%
American Tower Corp.–Class A(c)	192,553	26,828,409

	Shares	Value
Specialty Chemicals–1.03%
Sherwin-Williams Co. (The)	278,736	$111,934,803

Systems Software–3.51%
Microsoft Corp.	3,447,702	323,291,017
ServiceNow, Inc.(b)	354,534	57,083,519
		380,374,536

Technology Hardware, Storage & Peripherals–3.00%
Apple Inc.	1,827,781	325,564,352

Tobacco–2.01%
Philip Morris International Inc.	2,102,829	217,747,943
Total Common Stocks & Other Equity Interests (Cost $6,034,348,219)		10,832,338,790

Money Market Funds–0.01%
Invesco Government & Agency Portfolio–Institutional Class, 1.30%(d)	475,384	475,384
Invesco Liquid Assets Portfolio–Institutional Class, 1.55%(d)	339,399	339,433
Invesco Treasury Portfolio–Institutional Class, 1.29%(d)	543,296	543,296
Total Money Market Funds (Cost $1,358,113)		1,358,113
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)–99.86% (Cost $6,035,706,332)		10,833,696,903

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Fund–0.40%
Invesco Government & Agency Portfolio–Institutional Class, 1.30% (Cost $43,507,576)(d)(e)	43,507,576	43,507,576
TOTAL INVESTMENTS IN SECURITIES–100.26% (Cost $6,079,213,908)		10,877,204,479
OTHER ASSETS LESS LIABILITIES–(0.26)%		(28,610,543)
NET ASSETS–100.00%		$10,848,593,936

Investment Abbreviations:

ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2018.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of February 28, 2018.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco American Franchise Fund

Portfolio Composition

By sector, based on Net Assets

as of February 28, 2018

Information Technology	46.4%
Consumer Discretionary	24.1
Health Care	11.4
Industrials	7.3
Financials	3.5
Consumer Staples	3.3
Materials	2.1
Energy	1.5
Real Estate	0.2
Money Market Funds Plus Other Assets Less Liabilities	0.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco American Franchise Fund

Statement of Assets and Liabilities

February 28, 2018

(Unaudited)

Assets:
Investments in securities, at value (Cost $6,034,348,219)*	$10,832,338,790
Investments in affiliated money market funds, at value and cost	44,865,689
Receivable for:
Investments sold	34,307,664
Fund shares sold	2,319,619
Dividends	4,580,054
Fund expenses absorbed	6,005
Investment for trustee deferred compensation and retirement plans	2,636,520
Other assets	161,034
Total assets	10,921,215,375

Liabilities:
Payable for:
Investments purchased	11,938,492
Collateral upon return of securities loaned	43,507,576
Fund shares reacquired	8,025,531
Amount due custodian	67,027
Accrued fees to affiliates	5,188,427
Accrued trustees’ and officers’ fees and benefits	24,747
Accrued other operating expenses	939,176
Trustee deferred compensation and retirement plans	2,930,463
Total liabilities	72,621,439
Net assets applicable to shares outstanding	$10,848,593,936

Net assets consist of:
Shares of beneficial interest	$5,738,184,452
Undistributed net investment income (loss)	(19,538,856)
Undistributed net realized gain	331,947,690
Net unrealized appreciation	4,798,000,650
$10,848,593,936

Net Assets:
Class A	$9,911,202,931
Class C	$387,106,811
Class R	$37,063,523
Class Y	$300,433,711
Class R5	$76,264,949
Class R6	$136,522,011

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	469,081,253
Class C	19,875,646
Class R	1,787,934
Class Y	13,927,913
Class R5	3,528,160
Class R6	6,284,895
Class A:
Net asset value per share	$21.13
Maximum offering price per share
(Net asset value of $21.13 ÷ 94.50%)	$22.36
Class C:
Net asset value and offering price per share	$19.48
Class R:
Net asset value and offering price per share	$20.73
Class Y:
Net asset value and offering price per share	$21.57
Class R5:
Net asset value and offering price per share	$21.62
Class R6:
Net asset value and offering price per share	$21.72

*	At February 28, 2018, securities with an aggregate value of $41,973,426 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco American Franchise Fund

Statement of Operations

For the six months ended February 28, 2018

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $200,031)	$36,677,719
Dividends from affiliated money market funds (includes securities lending income of $42,919)	170,706
Total investment income	36,848,425

Expenses:
Advisory fees	30,235,782
Administrative services fees	392,888
Custodian fees	262,660
Distribution fees:
Class A	11,779,584
Class B	51,888
Class C	1,856,272
Class R	89,524
Transfer agent fees — A, B, C, R and Y	8,071,428
Transfer agent fees — R5	33,767
Transfer agent fees — R6	4,577
Trustees’ and officers’ fees and benefits	81,619
Registration and filing fees	92,194
Reports to shareholders	602,249
Professional services fees	124,668
Other	103,541
Total expenses	53,782,641
Less: Fees waived and expense offset arrangement(s)	(142,368)
Net expenses	53,640,273
Net investment income (loss)	(16,791,848)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	511,156,933
Foreign currencies	(34,334)
511,122,599
Change in net unrealized appreciation of:
Investment securities	502,010,428
Foreign currencies	10,338
502,020,766
Net realized and unrealized gain	1,013,143,365
Net increase in net assets resulting from operations	$996,351,517

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco American Franchise Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2018 and the year ended August 31, 2017

(Unaudited)

	February 28, 2018	August 31, 2017
Operations:
Net investment income (loss)	$(16,791,848)	$(15,730,028)
Net realized gain	511,122,599	545,065,063
Change in net unrealized appreciation	502,020,766	1,535,122,437
Net increase in net assets resulting from operations	996,351,517	2,064,457,472

Distributions to shareholders from net realized gains:
Class A	(478,514,243)	(315,582,028)
Class B	(2,479,794)	(3,787,985)
Class C	(20,261,294)	(14,719,337)
Class R	(1,865,721)	(1,131,439)
Class Y	(13,953,873)	(5,919,585)
Class R5	(3,494,510)	(2,009,822)
Class R6	(6,684,184)	(4,503,505)
Total distributions from net realized gains	(527,253,619)	(347,653,701)

Share transactions-net:
Class A	151,594,580	(483,952,097)
Class B	(62,310,040)	(66,076,907)
Class C	2,156,588	(58,433,043)
Class R	1,054,879	440,489
Class Y	22,644,114	77,763,045
Class R5	5,094,588	2,940,200
Class R6	(978,485)	(12,016,209)
Net increase (decrease) in net assets resulting from share transactions	119,256,224	(539,334,522)
Net increase in net assets	588,354,122	1,177,469,249

Net assets:
Beginning of period	10,260,239,814	9,082,770,565
End of period (includes undistributed net investment income (loss) of $(19,538,856) and $(2,747,008), respectively)	$10,848,593,936	$10,260,239,814

Notes to Financial Statements

February 28, 2018

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco American Franchise Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of fourteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to seek long-term capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. On April 4, 2017, the Fund began offering Class R6 shares. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares were permitted to continue to reinvest dividends and capital gains distributions in Class B shares until their conversion to Class A shares. Also, shareholders in Class B shares were able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they converted to Class A shares. Generally, Class B shares automatically converted to Class A shares on or about the month-end, which was at least eight years after the date of purchase. Redemptions of Class B shares prior to the conversion date were subject to a CDSC. Effective January 26, 2018, all of the Fund’s outstanding Class B shares were converted to Class A shares, in advance of their normally scheduled conversion. No CDSC was paid in connection with this early conversion.

10                         Invesco American Franchise Fund

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net

11                         Invesco American Franchise Fund

investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
J.

Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the

12                         Invesco American Franchise Fund

Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.695%
Next $250 million	0.67%
Next $500 million	0.645%
Next $550 million	0.62%
Next $3.45 billion	0.60%
Next $250 million	0.595%
Next $2.25 billion	0.57%
Next $2.5 billion	0.545%
Over $10 billion	0.52%

For the six months ended February 28, 2018, the effective advisory fees incurred by the Fund was 0.58%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2018, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of average daily net assets (the “expense limits”). Prior to their conversion to Class A shares, the expense limit for Class B shares was 2.75% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limit.

Further, the Adviser has contractually agreed, through at least June 30, 2019, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended February 28, 2018, the Adviser waived advisory fees of $15,378.

13                         Invesco American Franchise Fund

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2018, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2018, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A, Class C and Class R shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets, up to 1.00% of Class C average daily net assets and up to 0.50% of Class R average daily net assets. Prior to their conversion to Class A shares, the Fund incurred annual fees of up to 1.00% of Class B average daily net assets. The fees are accrued daily and paid monthly.

With respect to Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

For the six months ended February 28, 2018, expenses incurred under these arrangements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2018, IDI advised the Fund that IDI retained $349,879 in front-end sales commissions from the sale of Class A shares and $1,141, $161 and $4,595 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

For the six months ended February 28, 2018, the Fund incurred $56,722 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the six months ended February 28, 2018, there were transfers from Level 1 to Level 2 of $119,981,752, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$9,868,578,366	$963,760,424	$—	$10,832,338,790
Money Market Funds	44,865,689	—	—	44,865,689
Total Investments	$9,913,444,055	$963,760,424	$—	$10,877,204,479

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2018, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $126,990.

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NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of August 31, 2017.

NOTE 8—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2018 was $2,592,258,998 and $3,013,770,506, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$4,803,612,018
Aggregate unrealized (depreciation) of investments	(55,615,673)
Net unrealized appreciation of investments	$4,747,996,345

Cost of investments for tax purposes is $6,129,208,134.

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NOTE 9—Share Information

	Summary of Share Activity
	Six months ended February 28, 2018(a)		Year ended August 31, 2017
	Shares	Amount	Shares	Amount
Sold:
Class A	7,209,645	$147,565,269	12,475,916	$227,584,879
Class B(b)	11,213	222,193	97,701	1,676,775
Class C	800,387	15,243,611	1,821,997	30,987,010
Class R	197,198	3,972,427	343,868	6,246,367
Class Y	2,412,989	50,460,694	8,406,129	155,276,463
Class R5	381,030	7,989,271	815,945	15,226,131
Class R6	591,680	12,378,038	970,854	19,198,323

Issued as reinvestment of dividends:
Class A	23,081,929	454,944,821	18,007,120	299,278,337
Class B(b)	127,537	2,441,051	230,785	3,731,794
Class C	1,060,406	19,299,392	891,166	13,830,890
Class R	96,420	1,865,721	69,117	1,131,439
Class Y	576,480	11,593,017	289,922	4,899,683
Class R5	173,387	3,493,738	118,755	2,009,336
Class R6	327,912	6,636,942	265,224	4,503,505

Conversion of Class B shares to Class A shares:(c)
Class A	2,428,444	52,988,647	3,220,644	58,132,539
Class B	(2,523,779)	(52,988,647)	(3,309,936)	(58,132,539)

Reacquired:
Class A	(24,581,497)	(503,904,157)	(59,557,846)	(1,068,947,852)
Class B(b)	(603,399)	(11,984,637)	(772,453)	(13,352,937)
Class C	(1,703,145)	(32,386,415)	(6,068,697)	(103,250,943)
Class R	(237,580)	(4,783,269)	(396,535)	(6,937,317)
Class Y	(1,876,702)	(39,409,597)	(4,433,503)	(82,413,101)
Class R5	(305,137)	(6,388,421)	(777,694)	(14,295,267)
Class R6	(939,425)	(19,993,465)	(1,917,346)	(35,718,037)
Net increase (decrease) in share activity	6,705,993	$119,256,224	(29,208,867)	$(539,334,522)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 26% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Class B shares activity for the period September 1, 2017 through January 26, 2018 (date of conversion).
(c)	Effective as of close of business January 26, 2018, all outstanding Class B shares were converted to Class A shares.

16                         Invesco American Franchise Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 02/28/18	$20.25	$(0.03)	$1.97	$1.94	$—	$(1.06)	$(1.06)	$21.13	9.95%		$9,911,203	1.02	%(d)	1.02	%(d)	(0.31	)%(d)	25%
Year ended 08/31/17	16.96	(0.03)	3.99	3.96	—	(0.67)	(0.67)	20.25	24.19		9,333,084	1.06		1.06		(0.15)		48
Year ended 08/31/16	16.49	(0.01)	1.30	1.29	—	(0.82)	(0.82)	16.96	7.99		8,253,739	1.08		1.08		(0.04)		59
Year ended 08/31/15	18.07	(0.05)	0.08	0.03	—	(1.61)	(1.61)	16.49	0.27		8,320,796	1.05		1.05		(0.28)		74
Year ended 08/31/14	14.82	(0.04)	3.99	3.95	(0.02)	(0.68)	(0.70)	18.07	27.22		9,034,217	1.08		1.08		(0.27)		77
Year ended 08/31/13	12.47	0.02	2.33	2.35	(0.00)	—	(0.00)	14.82	18.89		5,428,321	1.06		1.14		0.17		80
Class B
Six months ended 02/28/18(e)	19.70	(0.02)	2.58	2.56	—	(1.06)	(1.06)	21.20	13.56	(f)	—	1.02	(d)(f)(g)	1.02	(d)(f)(g)	(0.31	)(d)(f)(g)	25
Year ended 08/31/17	16.51	(0.03)	3.89	3.86	—	(0.67)	(0.67)	19.70	24.24	(f)	58,860	1.06	(f)	1.06	(f)	(0.15	)(f)	48
Year ended 08/31/16	16.08	(0.01)	1.26	1.25	—	(0.82)	(0.82)	16.51	7.94	(f)	111,323	1.08	(f)	1.08	(f)	(0.04	)(f)	59
Year ended 08/31/15	17.66	(0.05)	0.08	0.03	—	(1.61)	(1.61)	16.08	0.27	(f)	165,265	1.05	(f)	1.05	(f)	(0.28	)(f)	74
Year ended 08/31/14	14.50	(0.04)	3.90	3.86	(0.02)	(0.68)	(0.70)	17.66	27.20	(f)	247,220	1.08	(f)	1.08	(f)	(0.27	)(f)	77
Year ended 08/31/13	12.20	0.02	2.28	2.30	(0.00)	—	(0.00)	14.50	18.90	(f)	226,796	1.06	(f)	1.14	(f)	0.17	(f)	80
Class C
Six months ended 02/28/18	18.81	(0.10)	1.83	1.73	—	(1.06)	(1.06)	19.48	9.58		387,107	1.77	(d)	1.77	(d)	(1.06	)(d)	25
Year ended 08/31/17	15.92	(0.15)	3.71	3.56	—	(0.67)	(0.67)	18.81	23.23		370,960	1.81		1.81		(0.90)		48
Year ended 08/31/16	15.64	(0.12)	1.22	1.10	—	(0.82)	(0.82)	15.92	7.18		367,233	1.83		1.83		(0.79)		59
Year ended 08/31/15	17.34	(0.17)	0.08	(0.09)	—	(1.61)	(1.61)	15.64	(0.46)		381,264	1.80		1.80		(1.03)		74
Year ended 08/31/14	14.34	(0.16)	3.84	3.68	—	(0.68)	(0.68)	17.34	26.23		417,687	1.83		1.83		(1.02)		77
Year ended 08/31/13	12.16	(0.08)	2.26	2.18	—	—	—	14.34	17.93		271,960	1.81		1.89		0.58		80
Class R
Six months ended 02/28/18	19.91	(0.05)	1.93	1.88	—	(1.06)	(1.06)	20.73	9.82		37,064	1.27	(d)	1.27	(d)	(0.56	)(d)	25
Year ended 08/31/17	16.72	(0.07)	3.93	3.86	—	(0.67)	(0.67)	19.91	23.93		34,479	1.31		1.31		(0.40)		48
Year ended 08/31/16	16.31	(0.05)	1.28	1.23	—	(0.82)	(0.82)	16.72	7.70		28,686	1.33		1.33		(0.29)		59
Year ended 08/31/15	17.93	(0.09)	0.08	(0.01)	—	(1.61)	(1.61)	16.31	0.03		30,716	1.30		1.30		(0.53)		74
Year ended 08/31/14	14.74	(0.09)	3.96	3.87	—	(0.68)	(0.68)	17.93	26.83		31,760	1.33		1.33		(0.52)		77
Year ended 08/31/13	12.43	(0.01)	2.32	2.31	—	—	—	14.74	18.58		19,576	1.31		1.39		(0.08)		80
Class Y
Six months ended 02/28/18	20.62	(0.01)	2.02	2.01	—	(1.06)	(1.06)	21.57	10.11		300,434	0.77	(d)	0.77	(d)	(0.06	)(d)	25
Year ended 08/31/17	17.22	0.02	4.05	4.07	—	(0.67)	(0.67)	20.62	24.47		264,309	0.81		0.81		0.10		48
Year ended 08/31/16	16.69	0.04	1.31	1.35	—	(0.82)	(0.82)	17.22	8.26		147,246	0.83		0.83		0.21		59
Year ended 08/31/15	18.22	(0.01)	0.09	0.08	—	(1.61)	(1.61)	16.69	0.56		152,179	0.80		0.80		(0.03)		74
Year ended 08/31/14	14.93	(0.00)	4.01	4.01	(0.04)	(0.68)	(0.72)	18.22	27.48		141,094	0.83		0.83		(0.02)		77
Year ended 08/31/13	12.57	0.06	2.34	2.40	(0.04)	—	(0.04)	14.93	19.13		92,418	0.81		0.89		0.42		80
Class R5
Six months ended 02/28/18	20.66	(0.00)	2.02	2.02	—	(1.06)	(1.06)	21.62	10.15		76,265	0.71	(d)	0.71	(d)	(0.00	)(d)	25
Year ended 08/31/17	17.23	0.03	4.07	4.10	—	(0.67)	(0.67)	20.66	24.63		67,740	0.72		0.72		0.19		48
Year ended 08/31/16	16.68	0.05	1.32	1.37	—	(0.82)	(0.82)	17.23	8.39		53,789	0.71		0.71		0.33		59
Year ended 08/31/15	18.20	0.01	0.08	0.09	—	(1.61)	(1.61)	16.68	0.62		50,052	0.71		0.71		0.06		74
Year ended 08/31/14	14.90	0.02	4.01	4.03	(0.05)	(0.68)	(0.73)	18.20	27.65		52,164	0.70		0.70		0.11		77
Year ended 08/31/13	12.55	0.06	2.34	2.40	(0.05)	—	(0.05)	14.90	19.22		151,535	0.75		0.75		0.48		80
Class R6
Six months ended 02/28/18	20.75	0.01	2.02	2.03	—	(1.06)	(1.06)	21.72	10.15		136,522	0.62	(d)	0.62	(d)	0.09	(d)	25
Year ended 08/31/17	17.29	0.05	4.08	4.13	—	(0.67)	(0.67)	20.75	24.72		130,807	0.64		0.64		0.27		48
Year ended 08/31/16	16.72	0.07	1.32	1.39	—	(0.82)	(0.82)	17.29	8.49		120,754	0.63		0.63		0.42		59
Year ended 08/31/15	18.22	0.03	0.08	0.11	—	(1.61)	(1.61)	16.72	0.73		86,444	0.62		0.62		0.15		74
Year ended 08/31/14	14.92	0.03	4.01	4.04	(0.06)	(0.68)	(0.74)	18.22	27.69		137,509	0.63		0.63		0.18		77
Year ended 08/31/13(h)	13.03	0.07	1.87	1.94	(0.05)	—	(0.05)	14.92	14.98		113,955	0.65	(g)	0.65	(g)	0.58	(g)	80

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended August 31, 2014, the portfolio turnover calculation excludes the value of securities purchased of $1,921,954,452 and sales of $1,568,687,370 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Constellation Fund into the Fund. For the year ended August 31, 2013, the portfolio turnover calculation excludes the value of securities purchased of $279,161,573 and sales of $299,305,234 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Leisure Fund into the Fund.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $9,502,274, $51,280, $374,331, $36,106, $280,354, $70,921 and $134,028 for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Reflects activity for the period September 1, 2017 through January 26, 2018 (date of conversion).
(f)	The total return ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.25%, 0.25%, 0.25%, 0.25%,0.25% and 0.25% for the six months ended February 28, 2018 and the years ended August 31, 2017, 2016, 2015, 2014 and 2013 respectively.
(g)	Annualized.
(h)	Commencement date of September 24, 2012.

17                         Invesco American Franchise Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2017 through February 28, 2018.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (09/01/17)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/18)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/18)	Expenses Paid During Period[2]
A	$1,000.00	$1,099.50	$5.31	$1,019.74	$5.11	1.02%
C	1,000.00	1,095.80	9.20	1,016.02	8.85	1.77
R	1,000.00	1,098.20	6.61	1,018.50	6.36	1.27
Y	1,000.00	1,101.10	4.01	1,020.98	3.86	0.77
R5	1,000.00	1,101.50	3.70	1,021.27	3.56	0.71
R6	1,000.00	1,101.50	3.23	1,021.72	3.11	0.62

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2017 through February 28, 2018, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

18                         Invesco American Franchise Fund

Explore High-Conviction Investing with Invesco

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074                      Invesco Distributors, Inc.                                                                             VK-AMFR-SAR-1             04162018      0911

Semiannual Report to Shareholders	February 28, 2018
Invesco California Tax-Free Income Fund Nasdaq: A: CLFAX ∎ C: CLFCX ∎ Y: CLFDX ∎ R6: CLFSX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
14	Financial Statements
16	Notes to Financial Statements
23	Financial Highlights
24	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 8/31/17 to 2/28/18, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-1.11%
Class C Shares	-1.36
Class Y Shares	-0.98
Class R6 Shares*	-1.07
S&P Municipal Bond Index▼ (Broad Market Index)	-1.15
S&P Municipal Bond California 5+ Year Investment Grade Index▼ (Style-Specific Index)	-1.38
Lipper California Municipal Debt Funds Index∎ (Peer Group Index)	-0.95
Source(s): ▼ FactSet Research Systems Inc.; ∎ Lipper Inc.
*Class R6 shares incepted on April 4, 2017. See page 3 for more information.

The S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.

The S&P Municipal Bond California 5+ Year Investment Grade Index is a sub-set of the broad S&P Municipal Bond Index. This index of market value-weighted investment grade US municipal bonds seeks to measure the performance of California-issued US municipals whose maturities are greater than or equal to 5 years.

The Lipper California Municipal Debt Funds Index is an unmanaged index considered representative of California municipal debt funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                        Invesco California Tax-Free Income Fund

Average Annual Total Returns
As of 2/28/18, including maximum applicable sales charges
Class A Shares
Inception (7/28/97)	4.12%
10 Years	4.29
5 Years	2.00
1 Year	-1.67

Class C Shares
Inception (7/28/97)	3.84%
10 Years	4.23
5 Years	2.40
1 Year	1.21

Class Y Shares
Inception (7/28/97)	4.60%
10 Years	5.01
5 Years	3.14
1 Year	2.88

Class R6 Shares
10 Years	4.76%
5 Years	2.91
1 Year	2.84

Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund, Morgan Stanley California Tax-Free Income Fund, advised by Morgan Stanley Investment Advisors Inc. were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco California Tax-Free Income Fund. Returns shown above, prior to June 1, 2010, for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco California Tax-Free Income Fund. Share class returns will differ from the predecessor fund because of different expenses.

Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated.

Average Annual Total Returns
As of 12/31/17, the most recent calendar quarter end, including maximum applicable sales charges
Class A Shares
Inception (7/28/97)	4.24%
10 Years	4.01
5 Years	2.58
1 Year	1.10

Class B Shares*
Inception (7/11/84)	6.02%
10 Years	4.49
5 Years	3.17
1 Year	0.62

Class C Shares
Inception (7/28/97)	3.95%
10 Years	3.95
5 Years	2.96
1 Year	4.09

Class Y Shares
Inception (7/28/97)	4.72%
10 Years	4.73
5 Years	3.71
1 Year	5.88

Class R6 Shares
10 Years	4.48%
5 Years	3.49
1 Year	5.72
* Effective January 26, 2018, Class B shares were converted to Class A shares.

Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y and Class R6 shares was 1.02%,1.02%, 1.52%, 0.77% and 0.80%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects the maximum 4.25% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. Note: Effective January 26, 2018, Class B shares were converted to Class A shares. No CDSC was paid in connection with this early conversion. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                        Invesco California Tax-Free Income Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.”

Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                        Invesco California Tax-Free Income Fund

Schedule of Investments

February 28, 2018

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–109.01%
California–106.40%
ABAG Finance Authority For Non-profit Corps. (Sharp Healthcare); Series 2014 A, RB	5.00%	08/01/2043	$500	$548,830
Alhambra (City of) (Atherton Baptist Homes); Series 2010 A, RB(a)(b)	7.63%	01/01/2020	1,575	1,746,376
Alhambra Elementary School District (Election of 1999); Series 1999 A, Unlimited Tax CAB GO Bonds (INS–AGM)(c)(d)	0.00%	09/01/2020	1,925	1,840,762
Anaheim (City of) Public Financing Authority (Electric System Distribution Facilities); Series 2011 A, RB(a)(b)	5.38%	04/01/2021	2,500	2,782,550
Bay Area Toll Authority (San Francisco Bay Area);
Series 2008 F-1, Toll Bridge RB(a)(b)(e)	5.00%	04/01/2018	1,250	1,253,950
Series 2009 F-1, Toll Bridge RB(a)(b)(e)	5.13%	04/01/2019	1,500	1,561,185
Series 2009 F-1, Toll Bridge RB(a)(b)(e)	5.25%	04/01/2019	4,685	4,882,379
Series 2009 F-1, Toll Bridge RB(a)(b)(e)	5.25%	04/01/2019	5,205	5,424,287
Series 2017, Ref. Sub. Toll Bridge RB	4.00%	04/01/2037	1,720	1,815,150
Series 2017, Ref. Sub. Toll Bridge RB	4.00%	04/01/2049	630	652,819
Series 2017 F-1, Toll Bridge RB(e)	5.00%	04/01/2056	3,465	3,886,275
Bay Area Water Supply & Conservation Agency; Series 2013 A, RB	5.00%	10/01/2034	1,950	2,205,060
Beverly Hills Unified School District (Election of 2008);
Series 2009, Unlimited Tax CAB GO Bonds(d)	0.00%	08/01/2026	1,465	1,163,254
Series 2009, Unlimited Tax CAB GO Bonds(d)	0.00%	08/01/2032	3,045	1,878,339
Brea Olinda Unified School District; Series 2002 A, Ref. COP (INS–AGM)(c)	5.50%	08/01/2018	1,090	1,093,717
California (County of) Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, Tobacco Settlement Sub. CAB RB(d)	0.00%	06/01/2055	12,000	530,760
California (County of) Tobacco Securitization Agency (Gold Country Settlement Funding Corp.); Series 2006, Tobacco Settlement Asset-Backed CAB RB(d)	0.00%	06/01/2033	1,580	619,123
California (County of) Tobacco Securitization Agency (Los Angeles County Securitization Corp.); Series 2006, Tobacco Settlement Asset-Backed RB	5.70%	06/01/2046	1,030	1,033,780
California (State of) (Green Bonds); Series 2014, Various Purpose Unlimited Tax GO Bonds	5.00%	10/01/2037	3,245	3,698,456
California (State of) Educational Facilities Authority (Chapman University); Series 2017 B, RB	4.00%	04/01/2047	2,000	2,038,140
California (State of) Educational Facilities Authority (Loma Linda University); Series 2017 A, Ref. RB	5.00%	04/01/2042	1,715	1,920,680
California (State of) Educational Facilities Authority (Pepperdine University); Series 2016, Ref. RB	5.00%	10/01/2049	1,000	1,133,340
California (State of) Educational Facilities Authority (Pitzer College); Series 2009, RB(a)(b)	6.00%	04/01/2020	2,000	2,184,080
California (State of) Educational Facilities Authority (Stanford University); Series 2007 T-1, RB(e)	5.00%	03/15/2039	3,190	4,018,985
California (State of) Educational Facilities Authority (University of Southern California); Series 2009 B, RB(a)(b)(e)	5.25%	10/01/2018	1,800	1,842,570
California (State of) Health Facilities Financing Authority (Adventist Health System West); Series 2009 A, RB(a)(b)	5.75%	09/01/2019	500	530,730
California (State of) Health Facilities Financing Authority (Catholic Healthcare West);
Series 2009 A, RB(a)(b)	6.00%	07/01/2019	500	529,790
Series 2011 A, RB	5.25%	03/01/2041	2,500	2,672,725
California (State of) Health Facilities Financing Authority (Cedars Sinai Medical Center);
Series 2015, Ref. RB	5.00%	11/15/2031	1,300	1,525,394
Series 2015, Ref. RB	5.00%	11/15/2032	1,250	1,461,950
Series 2015, Ref. RB	5.00%	11/15/2033	1,000	1,167,280
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center); Series 2009, RB(a)(b)	5.00%	08/15/2019	1,050	1,104,632
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles);
Series 2010, RB(a)(b)	5.25%	07/01/2020	2,950	3,198,832
Series 2017 A, Ref. RB	5.00%	08/15/2047	1,715	1,907,354
California (State of) Health Facilities Financing Authority (Kaiser Permanente); Subseries 2017 A-2, RB	4.00%	11/01/2044	3,270	3,357,015

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco California Tax-Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford);
Series 2016 B, RB	5.00%	08/15/2055	$1,750	$1,958,267
Series 2017, RB	4.00%	11/15/2047	560	572,650
California (State of) Health Facilities Financing Authority (Providence Health & Services);
Series 2008, RB(a)(b)	6.50%	10/01/2018	20	20,605
Series 2008, RB(a)(b)	6.50%	10/01/2018	980	1,009,655
California (State of) Health Facilities Financing Authority (Scripps Health); Series 2010 A, RB	5.00%	11/15/2036	4,000	4,213,680
California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2013 A, RB	5.00%	07/01/2037	1,000	1,113,970
California (State of) Health Facilities Financing Authority (Stanford Hospital); Series 2008 A-2, Ref. RB(a)(b)	5.25%	11/15/2021	2,000	2,258,300
California (State of) Health Facilities Financing Authority (Sutter Health); Series 2011 B, RB	5.50%	08/15/2026	1,000	1,090,400
California (State of) Municipal Finance Authority (American Heritage Education Foundation);
Series 2016 A, Ref. RB	5.00%	06/01/2036	1,000	1,087,910
Series 2016 A, Ref. RB	5.00%	06/01/2046	1,140	1,228,475
California (State of) Municipal Finance Authority (California Baptist University); Series 2016 A, RB(f)	5.00%	11/01/2046	1,000	1,068,750
California (State of) Municipal Finance Authority (Caritas Affordable Housing, Inc.);
Series 2014 A, Sr. Mobile Home Park RB	5.25%	08/15/2039	1,200	1,305,012
Series 2014 A, Sr. Mobile Home Park RB	5.25%	08/15/2049	1,420	1,534,097
California (State of) Municipal Finance Authority (Caritas Projects);
Series 2012 A, Sr. Mobile Home Park RB	5.50%	08/15/2047	1,500	1,624,005
Series 2017 A, Ref. Sr. Mobile Home Park RB	4.00%	08/15/2037	1,055	1,069,928
California (State of) Municipal Finance Authority (Community Medical Centers); Series 2017 A, Ref. RB	5.00%	02/01/2047	1,380	1,500,474
California (State of) Municipal Finance Authority (Eisenhower Medical Center);
Series 2010 A, RB(a)(b)	5.50%	07/01/2020	1,000	1,088,840
Series 2010 A, RB(a)(b)	5.75%	07/01/2020	1,500	1,641,810
Series 2017 A, Ref. RB	5.00%	07/01/2047	1,000	1,112,590
California (State of) Municipal Finance Authority (Emerson College);
Series 2011, RB(a)(b)	5.75%	01/01/2022	1,315	1,507,450
Series 2017 B, Ref. RB	5.00%	01/01/2042	1,000	1,138,980
California (State of) Municipal Finance Authority (Touro College and University System); Series 2014 A, RB	5.25%	01/01/2034	620	686,669
California (State of) Municipal Finance Authority (University of La Verne); Series 2017 A, Ref. RB	5.00%	06/01/2043	600	674,076
California (State of) Municipal Finance Authority (University of La Verne); Series 2010 A, RB(a)(b)	6.13%	06/01/2020	1,000	1,103,200
California (State of) Pollution Control Finance Authority; Series 2012, Water Furnishing RB(f)(g)	5.00%	07/01/2037	3,000	3,205,350
California (State of) Pollution Control Financing Authority (Waste Management Inc.); Series 2015 B-1, Ref. Solid Waste Disposal RB(g)	3.00%	11/01/2025	1,500	1,558,365
California (State of) Public Works Board (Various Capital); Series 2011 A, Lease RB	5.13%	10/01/2031	2,000	2,201,780
California (State of) Public Works Board (Various Correctional Facilities); Series 2014 A, Lease RB	5.00%	09/01/2039	3,000	3,357,450
California (State of) School Finance Authority (Alliance for College-Ready Public Schools);
Series 2013 A, School Facility RB	6.30%	07/01/2043	840	942,144
Series 2015, School Facility RB(f)	5.00%	07/01/2045	1,265	1,362,101
California (State of) School Finance Authority (Aspire Public Schools);
Series 2015 A, Ref. Charter School RB(f)	5.00%	08/01/2045	1,000	1,078,880
Series 2016, Ref. Charter School RB(f)	5.00%	08/01/2046	750	808,658
California (State of) School Finance Authority (Green Dot Public Schools); Series 2015 A, School Facility RB(f)	5.00%	08/01/2045	1,500	1,590,420
California (State of) School Finance Authority (KIPP LA);
Series 2015 A, Facilities RB(f)	5.00%	07/01/2045	500	541,040
Series 2017 A, RB(f)	5.00%	07/01/2037	590	654,682
Series 2017 A, RB(f)	5.00%	07/01/2047	370	406,567

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco California Tax-Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Statewide Communities Development Authority (Adventist Health System);
Series 2015, Ref. RB	5.00%	03/01/2033	$775	$875,820
Series 2015, Ref. RB	5.00%	03/01/2045	2,315	2,537,194
California (State of) Statewide Communities Development Authority (Alliance for College-Ready Public Schools); Series 2012, School Facility RB	6.10%	07/01/2032	820	895,940
California (State of) Statewide Communities Development Authority (American Baptist Homes of the West); Series 2010, RB	6.25%	10/01/2039	2,000	2,114,200
California (State of) Statewide Communities Development Authority (California Baptist University);
Series 2014 A, RB	5.13%	11/01/2023	715	776,719
Series 2017 A, Ref. RB(f)	5.00%	11/01/2041	875	945,245
California (State of) Statewide Communities Development Authority (Cottage Health System Obligated Group); Series 2010, RB	5.25%	11/01/2030	1,675	1,796,605
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services); Series 2017, Ref. RB	5.00%	04/01/2047	2,015	2,230,162
California (State of) Statewide Communities Development Authority (Henry Mayo Newhall Memorial Hospital); Series 2014 A, RB (INS–AGM)(c)	5.25%	10/01/2043	600	664,980
California (State of) Statewide Communities Development Authority (Huntington Memorial Hospital); Series 2014 B, Ref. RB	5.00%	07/01/2044	750	824,970
California (State of) Statewide Communities Development Authority (John Muir Health); Series 2016 A, Ref. RB	5.00%	08/15/2051	3,000	3,319,830
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing); Series 2016, Ref. RB(f)	5.00%	06/01/2046	1,000	1,052,360
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.50%	12/01/2054	1,500	1,623,510
California (State of) Statewide Communities Development Authority (Methodist Hospital); Series 2009, RB(a)(b)	6.75%	08/01/2019	445	477,427
California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes);
Series 2009, Senior Living RB(f)	6.25%	11/15/2019	880	929,746
Series 2009, Senior Living RB(f)	7.25%	11/15/2041	500	540,635
California (State of) Statewide Communities Development Authority (Terraces at San Joaquin Garden); Series 2012, RB	5.63%	10/01/2032	1,000	1,079,080
California (State of) Statewide Communities Development Authority (University of California — Irvine East Campus Apartments);
Series 2012, Ref. Student Housing RB	5.38%	05/15/2038	2,000	2,138,880
Series 2017, Student Housing RB	5.00%	05/15/2047	1,500	1,675,650
California (State of) Statewide Finance Authority (Pooled Tobacco Securitization); Series 2006 A, Tobacco Settlement CAB Turbo RB(d)	0.00%	06/01/2046	8,000	1,243,440
California (State of);
Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/2031	5,000	5,228,500
Series 2009, Various Purpose Unlimited Tax GO Bonds	6.00%	11/01/2035	1,750	1,880,690
Series 2009, Various Purpose Unlimited Tax GO Bonds	6.00%	04/01/2038	1,250	1,309,637
Series 2010, Unlimited Tax GO Bonds	5.25%	11/01/2040	3,000	3,257,340
Series 2011, Various Purpose Unlimited Tax GO Bonds	5.00%	09/01/2032	2,450	2,702,301
Series 2011, Various Purpose Unlimited Tax GO Bonds	5.00%	10/01/2041	2,500	2,755,125
Series 2012, Ref. Unlimited Tax GO Bonds	5.25%	02/01/2030	1,000	1,128,190
Series 2015, Unlimited Tax GO Bonds	5.00%	08/01/2045	1,000	1,134,880
Series 2017, Ref. Unlimited Tax GO Bonds	5.00%	08/01/2035	1,370	1,571,280
Series 2017, Various Purpose Unlimited Tax GO Bonds(e)	5.00%	11/01/2047	3,400	3,908,198
California Infrastructure & Economic Development Bank (Academy Motion Picture Arts and Sciences Obligated Group);
Series 2015, Ref. RB	5.00%	11/01/2035	1,000	1,127,850
Series 2015, Ref. RB	5.00%	11/01/2041	4,265	4,757,863
California Infrastructure & Economic Development Bank (Broad Museum); Series 2011 A, RB	5.00%	06/01/2021	2,000	2,216,300

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco California Tax-Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California Public Finance Authority (Henry Mayo Newhall Hospital);
Series 2017, Ref. RB	5.00%	10/15/2037	$1,000	$1,095,160
Series 2017, Ref. RB	5.00%	10/15/2047	1,000	1,082,110
California Public Finance Authority (Sharp Healthcare); Series 2017 A, Ref. RB	4.00%	08/01/2047	1,000	1,021,350
California State University;
Series 2009 A, Systemwide RB(a)(b)	5.25%	05/01/2019	1,000	1,045,220
Series 2012 A, Systemwide RB(e)	5.00%	11/01/2037	6,750	7,538,738
Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax CAB GO Bonds (INS–NATL)(c)(d)	0.00%	08/01/2029	735	503,040
East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB(a)(b)	5.00%	06/01/2020	2,000	2,156,840
Eastern Municipal Water District; Series 2016 A, Ref. Sub. Water and Wastewater RB	5.00%	07/01/2045	1,775	2,015,282
Eden (Township of) Healthcare District; Series 2010, COP(a)(b)	6.13%	06/01/2020	1,000	1,100,860
El Monte Union High School District (Election of 2008); Series 2009 A, Unlimited Tax GO Bonds(a)(b)	5.50%	06/01/2019	1,000	1,050,750
El Segundo Unified School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds(d)	0.00%	08/01/2033	4,430	2,532,852
Emeryville (City of) Public Financing Authority (Alameda County);
Series 2014 A, Ref. Tax Allocation RB (INS–AGM)(c)	5.00%	09/01/2032	445	507,612
Series 2014 A, Ref. Tax Allocation RB (INS–AGM)(c)	5.00%	09/01/2033	385	437,938
Series 2014 A, Ref. Tax Allocation RB (INS–AGM)(c)	5.00%	09/01/2034	500	567,155
Fairfield (City of) Community Facilities District No. 3 (North Cordelia General Improvements); Series 2008, Special Tax RB	6.00%	09/01/2032	1,800	1,838,880
Fontana (City of) Successor Agency to the Redevelopment Agency;
Series 2017 A, Ref. Tax Allocation RB	5.00%	10/01/2032	1,000	1,180,040
Series 2017 A, Ref. Tax Allocation RB	5.00%	10/01/2033	1,785	2,094,930
Foothill-Eastern Transportation Corridor Agency; Series 2015, Ref. CAB Toll Road RB (INS–AGM)(c)(d)	0.00%	01/15/2035	2,745	1,370,551
Fremont Community Facilities District No. 1 (Pacific Commons);
Series 2015, Ref. Special Tax RB	5.00%	09/01/2035	815	900,657
Series 2015, Ref. Special Tax RB	5.00%	09/01/2045	905	988,224
Fullerton (City of) Community Facilities District No. 1 (Amerige Heights);
Series 2012, Ref. Special Tax RB	5.00%	09/01/2026	1,960	2,164,565
Series 2012, Ref. Special Tax RB	5.00%	09/01/2032	1,090	1,198,411
Gilroy Unified School District (Election of 2008);
Series 2009 A, Unlimited Tax CAB GO Bonds(b)(d)	0.00%	08/01/2029	615	452,314
Series 2009 A, Unlimited Tax CAB GO Bonds(b)(d)	0.00%	08/01/2031	2,235	1,535,132
Series 2009 A, Unlimited Tax CAB GO Bonds (INS–AGC)(c)(d)	0.00%	08/01/2029	4,735	3,218,948
Series 2009 A, Unlimited Tax CAB GO Bonds (INS–AGC)(c)(d)	0.00%	08/01/2031	1,415	884,927
Glendora (City of) Public Finance Authority; Series 2003 A, Project No. One Tax Allocation RB (INS–NATL)(c)	5.00%	09/01/2024	2,425	2,432,517
Golden State Tobacco Securitization Corp.;
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2033	3,375	3,379,185
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/2047	4,740	4,728,150
Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/2030	2,000	2,226,680
Series 2015 A, Ref. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2040	695	779,609
Series 2015 A, Ref. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2045	1,165	1,302,819
Series 2017 A-1, Ref. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2028	1,000	1,150,830
Hollister Joint Powers Financing Authority; Series 2016, Ref. Wastewater RB (INS–AGM)(c)	5.00%	06/01/2036	1,270	1,444,358
Inglewood (City of) Redevelopment Agency (Merged Redevelopment); Series 1998 A, Ref. Tax Allocation RB (INS–AMBAC)(c)	5.25%	05/01/2023	1,000	1,069,770
Inland Empire Tobacco Securitization Authority;
Series 2007 A, Tobacco Settlement RB	4.63%	06/01/2021	1,555	1,555,622
Series 2007 C-1, Asset-Backed Tobacco Settlement CAB Turbo RB(d)	0.00%	06/01/2036	5,000	1,515,500
Series 2007 C-2, Asset-Backed Tobacco Settlement CAB Turbo RB(d)	0.00%	06/01/2047	10,000	1,426,600

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco California Tax-Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Irvine (City of) Community Facilities District No. 2013-3 (Great Park Improvement Area No. 1);
Series 2014, Special Tax RB	5.00%	09/01/2044	$445	$480,538
Series 2014, Special Tax RB	5.00%	09/01/2049	445	476,284
Irvine Ranch Water District; Series 2016, Special Assessment RB(e)	5.25%	02/01/2046	4,305	5,065,952
Irvine Unified School District (Community Facilities District No. 06-1- Portola Springs); Series 2010, Special Tax RB	6.70%	09/01/2035	515	557,611
Irvine Unified School District (Community Facilities District No. 09-1); Series 2017 B, Special Tax RB	5.00%	09/01/2047	500	553,340
Irvine Unified School District; Series 2015, Ref. Special Tax RB (INS–BAM)(c)	5.00%	09/01/2038	3,500	3,869,075
Kern (County of) (Capital Improvments); Series 2009 A, COP(a)(b)	5.75%	02/01/2019	1,000	1,040,190
Long Beach (City of) Bond Finance Authority (Aquarium of the Pacific); Series 2012, Ref. RB	5.00%	11/01/2029	2,000	2,210,900
Long Beach (City of) Bond Finance Authority (Natural Gas Purchase); Series 2007 A, RB	5.50%	11/15/2032	2,665	3,297,698
Long Beach (City of);
Series 2010 A, Sr. Airport RB	5.00%	06/01/2040	2,500	2,667,350
Series 2015, Marina System RB	5.00%	05/15/2045	1,615	1,765,825
Los Angeles (City of) Community Facilities District No. 4 (Playa Vista — Phase 1); Series 2014, Ref. Special Tax RB	5.00%	09/01/2031	600	672,618
Los Angeles (City of) Department of Airports (Los Angeles International Airport);
Series 2010 A, Sr. RB	5.00%	05/15/2035	2,500	2,675,876
Series 2010 B, Sub. RB	5.00%	05/15/2040	1,000	1,062,970
Series 2013, RB(g)	5.00%	05/15/2043	3,000	3,276,330
Los Angeles (City of) Department of Airports; Series 2015 C, Ref. Sub. RB	5.00%	05/15/2038	1,000	1,126,580
Los Angeles (City of) Department of Water & Power;
Series 2011 A, Power System RB(e)	5.00%	07/01/2022	1,800	1,996,452
Series 2011 A, Water System RB	5.25%	07/01/2039	1,500	1,651,770
Subseries 2008 A-1, Power System RB	5.25%	07/01/2038	2,000	2,025,460
Los Angeles (City of) Harbor Department; Series 2014 A, Ref. RB(g)	5.00%	08/01/2036	1,000	1,123,320
Los Angeles Community College District (Election of 2003); Series 2008 F-1, Unlimited Tax GO Bonds(a)(b)(e)	5.00%	08/01/2018	2,000	2,031,680
Los Angeles County Schools Regionalized Business Services Corp. (Los Angeles County Schools Pooled Financing Program); Series 1999 A, CAB COP (INS–AMBAC)(c)(d)	0.00%	08/01/2024	1,265	1,054,365
Los Angeles Unified School District (Election of 2004); Series 2009 I, Unlimited Tax GO Bonds (INS–AGC)(c)	5.00%	01/01/2034	3,000	3,133,290
Marin (County of) Water District Financing Authority; Series 2017, Sub. RB(e)	5.00%	07/01/2047	3,120	3,596,986
Menifee Union School District (Election of 2008); Series 2009 C, Unlimited Tax CAB GO Bonds (INS–AGC)(c)(d)	0.00%	08/01/2035	940	485,529
Montclair (City of) Redevelopment Agency (Montclair Redevelopment Project No. V); Series 2001, Ref. Tax Allocation RB (INS–NATL)(c)	5.00%	10/01/2020	700	700,140
Montebello Unified School District (Election of 2004); Series 2009 A-1, Unlimited Tax GO Bonds(a)(b)	5.25%	08/01/2019	1,000	1,053,410
Moorpark Unified School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (INS–AGC)(c)(d)	0.00%	08/01/2031	840	523,253
Napa Valley Unified School District; Series 2016 C, Ref. Unlimited Tax GO Bonds	5.00%	08/01/2041	2,000	2,281,080
National City (City of) Community Development Commission (National City Redevelopment); Series 2011, Tax Allocation RB(a)(b)	7.00%	08/01/2021	1,500	1,761,675
Norco (City of) Financing Authority; Series 2009, Ref. Enterprise RB (INS–AGM)(c)	5.63%	10/01/2034	1,000	1,060,450
Northern California Transmission Agency (California-Oregon Transmission); Series 2016, Ref. RB	5.00%	05/01/2038	1,250	1,421,062
Oakland Unified School District (County of Alameda); Series 2015 A, Unlimited Tax GO Bonds	5.00%	08/01/2040	1,070	1,202,198
Orange (County of) Community Facilities District No. 2015-1 (Esencia Village);
Series 2015 A, Special Tax RB	5.00%	08/15/2035	125	138,501
Series 2015 A, Special Tax RB	5.25%	08/15/2045	1,015	1,139,815
Orange (County of) Community Facilities District No. 2016-1 (Esencia Village); Series 2016 A, Special Tax RB	5.00%	08/15/2046	2,000	2,184,180
Palomar Pomerado Health; Series 2009, COP(a)(b)	6.75%	11/01/2019	2,000	2,171,500
Pittsburg Unified School District (Election of 2006); Series 2009 B, Unlimited Tax GO Bonds(a)(b)	5.50%	08/01/2018	1,000	1,017,900

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco California Tax-Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Pomona (City of) Public Financing Authority (Merged Redevelopment); Series 2007 AW, Sub. RB	5.13%	02/01/2033	$1,075	$1,075,118
Port Hueneme (City of) (Capital Improvement Program); Series 1992, Ref. COP (INS–NATL)(c)	6.00%	04/01/2019	445	455,600
Rancho Cordova (City of) Community Facilities District No. 2003-1 (Sunridge Anatolia); Series 2012, Ref. Special Tax RB	5.00%	09/01/2027	1,000	1,100,350
Redding (City of) Redevelopment Agency (Canby-Hilltop-Cypress Redevelopment); Series 2003 A, Tax Allocation RB (INS–NATL)(c)	5.00%	09/01/2023	1,400	1,404,158
Regents of the University of California;
Series 2009 O, General RB(a)(b)(e)	5.75%	05/15/2019	1,050	1,104,653
Series 2009 O, General RB(a)(b)(e)	5.75%	05/15/2019	705	741,695
Series 2016 L, Ref. Medical Center Pooled RB(e)	5.00%	05/15/2041	3,420	3,839,908
Riverside (City of);
Series 2008 B, Water RB (INS–AGM)(c)	5.00%	10/01/2033	1,000	1,021,440
Series 2008 D, Electric RB (INS–AGM)(c)	5.00%	10/01/2038	1,800	1,834,884
Riverside (County of) Community Facilities District No. 07-2 (Clinton Keith); Series 2015, Special Tax Bonds	5.00%	09/01/2044	1,000	1,103,710
Riverside (County of) Public Financing Authority (Desert Communities and Interstate 215 Corridor);
Series 2017 A, Ref. Tax Allocation RB (INS–BAM)(c)	5.00%	10/01/2034	1,000	1,143,940
Series 2017 A, Ref. Tax Allocation RB (INS–BAM)(c)	4.00%	10/01/2040	500	513,215
Riverside (County of) Transportation Commission; Series 2010 A, Limited Sales Tax RB(a)(b)	5.00%	06/01/2020	1,500	1,617,630
RNR School Financing Authority (Community Facilities District No. 92-1); Series 2017 A, Special Tax RB (INS–BAM)(c)	5.00%	09/01/2041	2,460	2,752,223
Romoland School District Community Facilities No. 2004-1; Series 2015, Ref. Special Tax Bonds	5.00%	09/01/2038	1,000	1,095,400
Sacramento (County of);
Series 2008 A, Sr. Airport System RB(a)(b)	5.00%	07/01/2018	1,015	1,027,322
Series 2008 A, Sr. Airport System RB (INS–AGM)(c)	5.00%	07/01/2032	1,000	1,012,010
Series 2010, Sr. Airport System RB	5.00%	07/01/2040	2,200	2,347,422
San Buenaventura (City of) (Community Memorial Health System); Series 2011, RB	7.50%	12/01/2041	2,000	2,239,680
San Diego (City of) Association of Governments South Bay Expressway; Series 2017 A, Sr. Lien Toll RB	5.00%	07/01/2042	3,000	3,432,480
San Diego (City of) Public Facilities Financing Authority;
Series 2016 A, Ref. Sr. Sewer RB	5.00%	05/15/2039	1,565	1,800,861
Series 2016 B, Ref. Sub. Water RB	5.00%	08/01/2036	1,500	1,734,855
Subseries 2012 A, Ref. Water RB	5.00%	08/01/2032	2,215	2,476,459
San Diego (City of) Regional Building Authority (County Operations Center); Series 2016 A, Ref. RB	5.00%	10/15/2034	1,500	1,734,990
San Diego (County of) Regional Airport Authority;
Series 2017 B, Sub. Airport RB(g)	5.00%	07/01/2037	1,000	1,130,380
Series 2017 B, Sub. Airport RB(g)	5.00%	07/01/2047	1,500	1,671,405
San Diego (County of) Regional Transportation Commission; Series 2014 A, Sales & Use Tax RB(e)	5.00%	04/01/2048	2,980	3,369,039
San Diego Community College District (Election of 2002); Series 2009, Unlimited Tax GO Bonds(a)(b)(e)	5.25%	08/01/2019	1,500	1,581,195
San Diego Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds(a)(b)	5.00%	08/01/2021	2,500	2,779,500
San Diego Unified School District; Series 2012 R-2, Ref. Unlimited Tax Conv. CAB GO Bonds(h)	6.63%	07/01/2041	1,250	1,014,088
San Francisco (City & County of) Airport Commission (San Francisco International Airport);
Series 2009 E, Second Series RB	6.00%	05/01/2039	1,000	1,050,990
Series 2011 C, Ref. Second Series RB(g)	5.00%	05/01/2023	5,000	5,470,400
Series 2011 G, Ref. Second Series Government Loan Program RB(a)(b)	5.25%	05/03/2021	1,450	1,605,773
Series 2011 G, Ref. Second Series Government Loan Program RB	5.25%	05/01/2028	550	610,060
Series 2017 A, RB(g)	5.25%	05/01/2042	1,000	1,148,820
San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB	5.00%	11/01/2036	4,000	4,439,760
San Francisco (City & County of) Public Utilities Commission; Series 2013 B, Wastewater RB	4.00%	10/01/2042	2,000	2,048,760
San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay North Redevelopment); Series 2011 C, Tax Allocation RB(a)(b)	6.75%	02/01/2021	1,000	1,144,800
San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay South Redevelopment); Series 2011 D, Tax Allocation RB(a)(b)	7.00%	02/01/2021	500	575,940

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco California Tax-Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Francisco (City & County of) Successor Agency to the Redevelopment Agency (Mission Bay South Redevelopment);
Series 2014 A, Tax Allocation RB	5.00%	08/01/2043	$1,060	$1,180,215
Series 2016 B, Tax Allocation RB (INS–NATL)(c)	5.00%	08/01/2043	2,100	2,345,637
Series 2016 C, Ref. Tax Allocation RB (INS–NATL)(c)	5.00%	08/01/2041	590	661,307
San Francisco (City & County of) Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements); Series 2013 A, Ref. Special Tax RB	5.00%	08/01/2033	500	548,850
San Francisco (City of) Bay Area Rapid Transit District (Election of 2016 Green Bond); Series 2017 A-1, Unlimited Tax GO Bonds(e)	5.00%	08/01/2047	3,425	3,980,021
San Francisco (City of) Bay Area Rapid Transit District;
Series 2012 A, Sales Tax RB	5.00%	07/01/2036	730	814,607
Series 2015 A, Ref. RB	5.00%	07/01/2032	1,500	1,748,610
San Joaquin Hills Transportation Corridor Agency;
Series 2014 A, Ref. Sr. Lien Toll Road RB	5.00%	01/15/2044	1,730	1,884,956
Series 2014 B, Ref. Jr. Lien Toll Road RB	5.25%	01/15/2044	2,000	2,183,900
San Jose (City of) Norman Y Minesta International Airport; Series 2017 A, Ref. Airport RB(g)	5.00%	03/01/2047	1,000	1,119,010
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, Unlimited Tax CAB GO Bonds (INS–AGM)(c)(d)	0.00%	09/01/2031	3,110	1,983,527
San Luis Obispo (County of) Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS–AGM)(c)	5.00%	08/01/2030	1,500	1,633,245
San Mateo (City of) Foster School District (Election 2008); Series 2010, Unlimited Tax Conv. CAB GO Bonds(h)	6.63%	08/01/2042	510	433,398
Santa Clara (County of) Financing Authority (Multiple Facilities); Series 2008 L, Ref. Lease RB(a)(b)	5.25%	05/15/2018	3,000	3,025,140
Santa Margarita Water District (Community Facilities District No. 2013-1);
Series 2013, Special Tax RB	5.63%	09/01/2036	1,000	1,093,140
Series 2013, Special Tax RB	5.63%	09/01/2043	1,000	1,091,850
Santaluz Community Facilities District No. 2 (Improvement Area No. 1);
Series 2011 A, Ref. Special Tax RB	5.00%	09/01/2028	825	895,389
Series 2011 A, Ref. Special Tax RB	5.00%	09/01/2029	715	775,503
Series 2011 A, Ref. Special Tax RB	5.10%	09/01/2030	465	505,409
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, Tobacco Settlement CAB Turbo RB(d)	0.00%	06/01/2036	4,000	1,421,720
Simi Valley Unified School District (Election of 2004);
Series 2007 C, Unlimited Tax CAB GO Bonds (INS–AGM)(c)(d)	0.00%	08/01/2028	3,480	2,482,458
Series 2007 C, Unlimited Tax CAB GO Bonds (INS–AGM)(c)(d)	0.00%	08/01/2030	2,765	1,812,762
South Orange (County of) Public Financing Authority (Ladera Ranch); Series 2014 A, Ref. Sr. Lien Special Tax RB	5.00%	08/15/2034	895	970,055
Southern California Metropolitan Water District; Series 2009 B, Ref. RB(e)	5.00%	07/01/2027	8,585	8,987,379
Southern California Public Power Authority (Milford Wind Corridor Phase II);
Series 2011 1, RB(e)	5.25%	07/01/2031	2,100	2,340,345
Series 2011-1, RB(e)	5.25%	07/01/2029	2,100	2,331,693
Southern California Public Power Authority (Natural Gas No. 1); Series 2007 A, Floating Rate RB (3 mo. USD LIBOR + 1.47%)(i)	2.66%	11/01/2038	5,375	5,002,082
Southern California Tobacco Securitization Authority (San Diego County Tobacco Asset Securitization Corp.);
Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2037	860	862,477
Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/2046	3,840	3,846,605
Tustin (City of) Public Financing Authority; Series 2011 A, Water RB(a)(b)	5.00%	04/01/2021	1,000	1,101,790
Tustin Unified School District (Community Facilities District No. 97-1); Series 2015, Ref. Special Tax RB (INS–BAM)(c)	5.00%	09/01/2038	3,000	3,332,070
Val Verde Unified School District; Series 2009 A, Ref. COP (INS–AGC)(c)	5.13%	03/01/2036	1,475	1,520,577
Walnut (City of) Energy Center Authority; Series 2010 A, Ref. RB	5.00%	01/01/2035	3,000	3,176,490
West Contra Costa Unified School District; Series 2005, Unlimited Tax CAB GO Bonds (INS–NATL)(c)(d)	0.00%	08/01/2025	2,500	2,001,825

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco California Tax-Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Western Riverside (County of) Water & Wastewater Financing Authority (Eastern Municipal Water District Improvement); Series 2009, RB (INS–AGC)(c)	5.63%	09/01/2039	$1,000	$1,057,320
Whittier (City of) (Presbyterian Intercommunity Hospital, Inc.); Series 2014, Health Facility RB	5.00%	06/01/2044	1,500	1,627,215
Yosemite Community College District (Election of 2004); Series 2008 C, Unlimited Tax CAB GO Bonds (INS–AGM)(c)(d)	0.00%	08/01/2024	4,685	3,982,250
				451,307,345

Guam–1.25%
Guam (Territory of) (Section 30);
Series 2009 A, Limited Obligation RB(a)(b)	5.38%	12/01/2019	1,000	1,066,730
Series 2009 A, Limited Obligation RB(a)(b)	5.63%	12/01/2019	660	706,880
Guam (Territory of) International Airport Authority; Series 2013 C, General RB(g)	6.25%	10/01/2034	1,000	1,125,330
Guam (Territory of) Waterworks Authority; Series 2014 A, Ref. Water & Wastewater System RB	5.00%	07/01/2035	765	820,631
Guam (Territory of); Series 2011 A, Business Privilege Tax RB	5.13%	01/01/2042	1,500	1,564,500
				5,284,071

Virgin Islands–1.36%
Virgin Islands (Government of) Port Authority;
Series 2014 A, Ref. Marine RB(g)	5.00%	09/01/2029	1,645	1,630,376
Series 2014 A, Ref. RB(g)	5.00%	09/01/2033	1,500	1,440,000
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note — Diageo); Series 2009 A, Sub. RB	6.63%	10/01/2029	1,310	808,926
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/2029	1,200	837,000
Virgin Islands (Government of) Public Finance Authority; Series 2015, RB(f)	5.00%	09/01/2033	1,000	1,050,340
				5,766,642
TOTAL INVESTMENTS IN SECURITIES(j)–109.01% (Cost $439,475,258)				462,358,058
FLOATING RATE NOTE OBLIGATIONS–(11.23)%
Notes with interest and fee rates ranging from 1.62% to 1.66% at 02/28/2018 and contractual maturities of collateral ranging from 07/01/2022 to 04/01/2056 (See Note 1J)(k)				(47,625,000)
OTHER ASSETS LESS LIABILITIES–2.22%				9,415,752
NET ASSETS–100.00%				$424,148,810

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CAB	– Capital Appreciation Bonds
Conv.	– Convertible
COP	– Certificates of Participation
GO	– General Obligation
INS	– Insurer
Jr.	– Junior
LIBOR	– London Interbank Offered Rate
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Sub.	– Subordinated
USD	– U.S. Dollar

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco California Tax-Free Income Fund

Notes to Schedule of Investments:

(a)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	Zero coupon bond issued at a discount.
(e)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1J.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2018 was $15,234,774, which represented 3.59% of the Fund’s Net Assets.
(g)	Security subject to the alternative minimum tax.
(h)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2018.
(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Assured Guaranty Municipal Corp.	5.4%

(k)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at February 28, 2018. At February 28, 2018, the Fund’s investments with a value of $75,283,565 are held by TOB Trusts and serve as collateral for the $47,625,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on total investments

as of February 28, 2018

Revenue Bonds	70.5%
Pre-Refunded Bonds	15.3
General Obligation Bonds	14.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco California Tax-Free Income Fund

Statement of Assets and Liabilities

February 28, 2018

(Unaudited)

Assets:
Investments in securities, at value (Cost $439,475,258)	$462,358,058
Cash	3,540,754
Receivable for:
Investments sold	2,748,893
Fund shares sold	520,756
Interest	5,425,096
Investment for trustee deferred compensation and retirement plans	67,871
Other assets	54,475
Total assets	474,715,903

Liabilities:
Floating rate note obligations	47,625,000
Payable for:
Investments purchased	1,737,133
Dividends	431,009
Fund shares reacquired	502,309
Accrued fees to affiliates	141,111
Accrued trustees’ and officers’ fees and benefits	4,410
Trustee deferred compensation and retirement plans	126,121
Total liabilities	50,567,093
Net assets applicable to shares outstanding	$424,148,810

Net assets consist of:
Shares of beneficial interest	$420,394,869
Undistributed net investment income	1,146,380
Undistributed net realized gain (loss)	(20,275,239)
Net unrealized appreciation	22,882,800
$424,148,810

Net Assets:
Class A	$318,563,787
Class C	$54,608,237
Class Y	$41,524,856
Class R6	$9,451,930

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	27,047,022
Class C	4,605,211
Class Y	3,512,048
Class R6	799,712
Class A:
Net asset value per share	$11.78
Maximum offering price per share
(Net asset value of $11.78 ÷ 95.75%)	$12.30
Class C:
Net asset value and offering price per share	$11.86
Class Y:
Net asset value and offering price per share	$11.82
Class R6:
Net asset value and offering price per share	$11.82

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco California Tax-Free Income Fund

Statement of Operations

For the six months ended February 28, 2018

(Unaudited)

Investment income:
Interest	$10,011,511

Expenses:
Advisory fees	1,024,711
Administrative services fees	59,611
Custodian fees	(147)
Distribution fees:
Class A	406,053
Class B	5,228
Class C	183,681
Interest, facilities and maintenance fees	429,303
Transfer agent fees — A, B, C and Y	165,090
Transfer agent fees — R6	822
Trustees’ and officers’ fees and benefits	13,379
Registration and filing fees	38,638
Reports to shareholders	(378)
Professional services fees	(1,023)
Taxes	135,160
Other	(689)
Total expenses	2,459,439
Less: Expense offset arrangement(s)	(384)
Net expenses	2,459,055
Net investment income	7,552,456

Realized and unrealized gain (loss) from:
Net realized gain from investment securities	264,930
Change in net unrealized appreciation (depreciation) of investment securities	(12,776,848)
Net realized and unrealized gain (loss)	(12,511,918)
Net increase (decrease) in net assets resulting from operations	$(4,959,462)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco California Tax-Free Income Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2018 and the year ended August 31, 2017

(Unaudited)

	February 28, 2018	August 31, 2017
Operations:
Net investment income	$7,552,456	$16,073,552
Net realized gain (loss)	264,930	(1,881,826)
Change in net unrealized appreciation (depreciation)	(12,776,848)	(17,490,240)
Net increase (decrease) in net assets resulting from operations	(4,959,462)	(3,298,514)

Distributions to shareholders from net investment income:
Class A	(5,750,011)	(12,411,601)
Class B	(74,772)	(348,286)
Class C	(787,946)	(1,688,648)
Class Y	(856,229)	(1,609,659)
Class R6	(32,711)	(171)
Total distributions from net investment income	(7,501,669)	(16,058,365)

Share transactions–net:
Class A	(10,891,936)	222,451
Class B	(6,256,180)	(5,768,586)
Class C	3,708,291	(2,219,476)
Class Y	(2,498,126)	7,794,247
Class R6	9,577,177	10,000
Net increase (decrease) in net assets resulting from share transactions	(6,360,774)	38,636
Net increase (decrease) in net assets	(18,821,905)	(19,318,243)

Net assets:
Beginning of period	442,970,715	462,288,958
End of period (includes undistributed net investment income of $1,146,380 and $1,095,593, respectively)	$424,148,810	$442,970,715

Notes to Financial Statements

February 28, 2018

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco California Tax-Free Income Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of fourteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to provide a high level of current income exempt from federal and California income tax, consistent with the preservation of capital.

The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares were permitted to continue to reinvest dividends and capital gains distributions in Class B shares until their conversion to Class A shares. Also, shareholders in Class B shares were able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they converted to Class A shares. Generally, Class B shares automatically converted to Class A shares on or about the month-end, which was at least eight years after the date of purchase. Redemptions of Class B shares prior to the conversion date were subject to a CDSC. Effective January 26, 2018, all of the Fund’s outstanding Class B shares were converted to Class A shares, in advance of their normally scheduled conversion. No CDSC was paid in connection with this early conversion.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

16                         Invesco California Tax-Free Income Fund

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

17                         Invesco California Tax-Free Income Fund

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.
H.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.	Floating Rate Note Obligations — The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

18                         Invesco California Tax-Free Income Fund

Further, the SEC and various banking agencies recently adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

K.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.47%
Next $250 million	0.445%
Next $250 million	0.42%
Next $250 million	0.395%
Over $1.25 billion	0.37%

For the six months ended February 28, 2018, the effective advisory fees incurred by the Fund was 0.47%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2018, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses and/or reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 1.50%, 2.00%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “expense limits”). Prior to their conversion to Class A shares, the expense limit for Class B shares was 2.25% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual fund operating expenses and/or reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limit.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2018, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2018, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”), an affiliate of the Adviser. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will reimburse IDI for distribution related expenses that IDI incurs up to a maximum of the following annual rates: (1) Class A — up to 0.25% of the average daily net assets of Class A shares and (2) Class C — up to 0.75% of the average daily net assets of Class C shares. Prior to their conversion to Class A shares, the Fund incurred annual fees of up to 0.75% of Class B average net assets. The fees are accrued daily and paid monthly.

19                         Invesco California Tax-Free Income Fund

In the case of Class B shares, prior to their conversion to Class A shares, any cumulative expenses incurred by IDI, but not yet reimbursed to IDI, were recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares.

For the six months ended February 28, 2018, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2018, IDI advised the Fund that IDI retained $22,021 in front-end sales commissions from the sale of Class A shares and $7,147 and $7,271 from Class A and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2018, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the six months ended February 28, 2018, there were no material transfers between valuation levels.

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2018, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $384.

NOTE 5—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended February 28, 2018, the Fund engaged in securities purchases of $11,803,828 and securities sales of $10,789,241, which did not result in any realized gains (losses).

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances and Borrowings

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be

20                         Invesco California Tax-Free Income Fund

compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended February 28, 2018 were $47,386,429 and 1.82%, respectively. The carrying amount of the Fund’s Payable for borrowings as reported on the Statement of Assets and Liabilities approximates its fair value.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of August 31, 2017, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
August 31, 2018	$6,678,872	$—	$6,678,872
August 31, 2019	1,906,728	—	1,906,728
Not subject to expiration	5,453,993	6,367,846	11,821,839
	$14,039,593	$6,367,846	$20,407,439

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2018 was $35,146,843 and $40,715,477, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$28,480,620
Aggregate unrealized (depreciation) of investments	(5,040,455)
Net unrealized appreciation of investments	$23,440,165

Cost of investments for tax purposes is $438,917,893.

21                         Invesco California Tax-Free Income Fund

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended February 28, 2018(a)		Year ended August 31, 2017
	Shares	Amount	Shares	Amount
Sold:
Class A	1,485,704	$17,810,153	4,359,014	$52,644,916
Class B(b)	2	23	480	5,784
Class C	994,455	12,010,410	1,537,870	18,738,611
Class Y	973,388	11,730,096	2,756,250	33,163,059
Class R6(c)	830,534	9,953,438	836	10,000

Issued as reinvestment of dividends:
Class A	306,460	3,662,103	651,664	7,839,857
Class B(b)	2,711	32,853	14,586	177,106
Class C	44,500	535,112	95,400	1,155,290
Class Y	37,055	444,719	68,844	830,380
Class R6	2,090	24,739	—	—

Conversion of Class B shares to Class A shares:(d)
Class A	352,428	4,215,042	371,094	4,451,315
Class B	(350,359)	(4,215,042)	(367,571)	(4,451,315)

Reacquired:
Class A	(3,062,242)	(36,579,234)	(5,399,055)	(64,713,637)
Class B(b)	(171,258)	(2,074,014)	(123,940)	(1,500,161)
Class C	(732,789)	(8,837,231)	(1,829,326)	(22,113,377)
Class Y	(1,220,965)	(14,672,941)	(2,185,868)	(26,199,192)
Class R6	(33,748)	(401,000)	—	—
Net increase (decrease) in share activity	(542,034)	$(6,360,774)	(49,722)	$38,636

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 61% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Class B shares activity for the period September 1, 2017 through January 26, 2018 (date of conversion).
(c)	Commencement date of April 4, 2017.
(d)	Effective as of close of business January 26, 2018, all outstanding Class B shares were converted to Class A shares.

22                         Invesco California Tax-Free Income Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Supplemental ratio of expenses to average net assets (excluding interest, facilities and maintenance fees)		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 02/28/18	$12.12	$0.21	$(0.34)	$(0.13)	$(0.21)	$11.78	(1.11)%		$318,564	1.10	%(d)	1.10	%(d)	0.90	%(d)	3.49	%(d)	7%
Year ended 08/31/17	12.63	0.45	(0.51)	(0.06)	(0.45)	12.12	(0.41)		338,904	1.02		1.02		0.88		3.70		18
Year ended 08/31/16	12.09	0.46	0.54	1.00	(0.46)	12.63	8.37		353,372	0.94		0.94		0.87		3.71		7
Year ended 08/31/15	12.15	0.48	(0.06)	0.42	(0.48)	12.09	3.48		300,873	0.91		0.91		0.86		3.94		12
Year ended 08/31/14	11.20	0.49	0.95	1.44	(0.49)	12.15	13.14		296,200	0.93		0.93		0.87		4.25		12
Year ended 08/31/13	12.28	0.49	(1.08)	(0.59)	(0.49)	11.20	(5.06)		165,142	0.89		0.89		0.84		4.02		12
Class B
Six months ended 02/28/18(e)	12.23	0.17	(0.20)	(0.03)	(0.17)	12.03	(0.21	)(f)	—	1.10	(d)(f)	1.10	(d)(f)	0.90	(d)(f)	3.49	(d)(f)	7
Year ended 08/31/17	12.75	0.45	(0.52)	(0.07)	(0.45)	12.23	(0.46	)(f)	6,348	1.02	(f)	1.02	(f)	0.88	(f)	3.70	(f)	18
Year ended 08/31/16	12.20	0.46	0.55	1.01	(0.46)	12.75	8.41	(f)	12,689	0.94	(f)	0.94	(f)	0.87	(f)	3.71	(f)	7
Year ended 08/31/15	12.26	0.49	(0.06)	0.43	(0.49)	12.20	3.51	(f)	15,150	0.88	(f)	0.88	(f)	0.83	(f)	3.97	(f)	12
Year ended 08/31/14	11.28	0.50	0.98	1.48	(0.50)	12.26	13.35	(f)	16,419	0.93	(f)	0.93	(f)	0.87	(f)	4.25	(f)	12
Year ended 08/31/13	12.37	0.49	(1.09)	(0.60)	(0.49)	11.28	(5.11	)(f)	155,900	0.93	(f)	0.93	(f)	0.88	(f)	3.98	(f)	12
Class C
Six months ended 02/28/18	12.19	0.19	(0.34)	(0.15)	(0.18)	11.86	(1.28	)(g)	54,608	1.54	(d)(g)	1.54	(d)(g)	1.34	(d)(g)	3.05	(d)(g)	7
Year ended 08/31/17	12.71	0.39	(0.52)	(0.13)	(0.39)	12.19	(0.94)		52,424	1.52		1.52		1.38		3.20		18
Year ended 08/31/16	12.16	0.40	0.54	0.94	(0.39)	12.71	7.88		57,137	1.44		1.44		1.37		3.21		7
Year ended 08/31/15	12.23	0.42	(0.07)	0.35	(0.42)	12.16	2.87		28,335	1.41		1.41		1.36		3.44		12
Year ended 08/31/14	11.27	0.44	0.96	1.40	(0.44)	12.23	12.62	(g)	20,485	1.43	(g)	1.43	(g)	1.37	(g)	3.75	(g)	12
Year ended 08/31/13	12.36	0.43	(1.09)	(0.66)	(0.43)	11.27	(5.57)		21,558	1.40		1.40		1.35		3.51		12
Class Y
Six months ended 02/28/18	12.16	0.23	(0.35)	(0.12)	(0.22)	11.82	(0.98)		41,525	0.85	(d)	0.85	(d)	0.65	(d)	3.74	(d)	7
Year ended 08/31/17	12.68	0.48	(0.52)	(0.04)	(0.48)	12.16	(0.24)		45,285	0.77		0.77		0.63		3.95		18
Year ended 08/31/16	12.13	0.49	0.55	1.04	(0.49)	12.68	8.70		39,091	0.69		0.69		0.62		3.96		7
Year ended 08/31/15	12.20	0.51	(0.07)	0.44	(0.51)	12.13	3.65		23,698	0.66		0.66		0.61		4.19		12
Year ended 08/31/14	11.24	0.52	0.96	1.48	(0.52)	12.20	13.48		22,380	0.69		0.69		0.63		4.49		12
Year ended 08/31/13	12.33	0.52	(1.09)	(0.57)	(0.52)	11.24	(4.88)		20,569	0.65		0.65		0.60		4.26		12
Class R6
Six months ended 02/28/18	12.17	0.22	(0.35)	(0.13)	(0.22)	11.82	(1.07)		9,452	0.87	(d)	0.87	(d)	0.67	(d)	3.72	(d)	7
Period ended 08/31/17(h)	11.97	0.19	0.21	0.40	(0.20)	12.17	3.40		10	0.81	(i)	0.81	(i)	0.67	(i)	3.91	(i)	18

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $332,861, $5,207, $54,267, $46,418, and $1,812 for Class A, Class B, Class C, Class Y and Class R6 shares, respectively.
(e)	Reflects activity for the period September 1, 2017 through January 26, 2018 (date of conversion).
(f)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets, for Class B shares, reflect actual 12b-1 fees of 0.25%, 0.25%, 0.25%, 0.22%, 0.24%, and 0.27% for the six months ended February 28, 2018 and the years ended August 31, 2017, 2016, 2015, 2014, and 2013, respectively.
(g)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets, for Class C shares, reflect actual 12b-1 fees of 0.68% and 0.74% for the six months ended February 28, 2018 and the year ended August 31, 2014.
(h)	Commencement date of April 4, 2017.
(i)	Annualized.

23                         Invesco California Tax-Free Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2017 through February 28, 2018.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (09/01/17)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/18)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/18)	Expenses Paid During Period[2]
A	$1,000.00	$988.90	$4.44	$1,020.33	$4.51	0.90%
C	1,000.00	986.40	6.60	1,018.15	6.71	1.34
Y	1,000.00	990.20	3.26	1,021.52	3.31	0.66
R6	1,000.00	989.30	3.30	1,021.47	3.36	0.67

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2017 through February 28, 2018, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

24                         Invesco California Tax-Free Income Fund

Explore High-Conviction Investing with Invesco

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074	Invesco Distributors, Inc.	MS-CTFI-SAR-1	04202018	0914

Semiannual Report to Shareholders	February 28, 2018

Invesco Core Plus Bond Fund

Nasdaq:
A: ACPSX ◾ C: CPCFX ◾ R: CPBRX ◾ Y: CPBYX ◾ R5: CPIIX ◾ R6: CPBFX

2	Fund Performance

4	Letters to Shareholders

5	Schedule of Investments

33	Financial Statements

35	Notes to Financial Statements

46	Financial Highlights

47	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 8/31/17 to 2/28/18, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-1.77%
Class C Shares	-2.14
Class R Shares	-1.80
Class Y Shares	-1.55
Class R5 Shares	-1.65
Class R6 Shares	-1.62
Bloomberg Barclays U.S. Aggregate Bond Index▼ (Broad Market/Style-Specific Index)	-2.18
Lipper Core Plus Bond Funds Index⬛ (Peer Group Index)	-1.65
Source(s): ▼FactSet Research Systems Inc.; ⬛Lipper Inc.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index considered representative of the US investment grade, fixed-rate bond market.

    The Lipper Core Plus Bonds Funds Index is an unmanaged index considered representative of core plus bond funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.
Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2 Invesco Core Plus Bond Fund

Average Annual Total Returns
As of 2/28/18, including maximum applicable sales charges
Class A Shares
Inception (6/3/09)	4.17%
5 Year	2.07
1 Year	-2.47

Class C Shares
Inception (6/3/09)	3.89%
5 Year	2.19
1 Year	0.02

Class R Shares
Inception (6/3/09)	4.42%
5 Year	2.72
1 Year	1.61

Class Y Shares
Inception (6/3/09)	4.96%
5 Year	3.25
1 Year	2.12

Class R5 Shares
Inception (6/3/09)	4.94%
5 Year	3.24
1 Year	2.02

Class R6 Shares
Inception	4.88%
5 Year	3.29
1 Year	2.07

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 0.75%, 1.50%, 1.50%,

Average Annual Total Returns
As of 12/31/17, the most recent calendar quarter end, including maximum applicable sales charges
Class A Shares
Inception (6/3/09)	4.46%
5 Year	2.44
1 Year	0.59

Class B Shares*
Inception (6/3/09)	4.24%
5 Year	2.21
1 Year	-0.68

Class C Shares
Inception (6/3/09)	4.19%
5 Year	2.55
1 Year	3.23

Class R Shares
Inception (6/3/09)	4.71%
5 Year	3.06
1 Year	4.75

Class Y Shares
Inception (6/3/09)	5.26%
5 Year	3.60
1 Year	5.37

Class R5 Shares
Inception (6/3/09)	5.24%
5 Year	3.59
1 Year	5.28

Class R6 Shares
Inception	5.18%
5 Year	3.64
1 Year	5.33
* Effective January 26, 2018, Class B shares were converted to Class A shares.

1.00%, 0.50%, 0.50% and 0.49%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 0.89%, 1.64%, 1.64%, 1.14%, 0.64%, 0.53% and 0.50%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 4.25% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. Note: Effective January 26, 2018, Class B shares were converted to Class A shares. No CDSC was paid in connection with this early conversion. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least December 31, 2018. See current prospectus for more information.
2	Total annual Fund operating expenses after any contractual fee waivers by the adviser in effect through at least June 30, 2019. See current prospectus for more information.

3 Invesco Core Plus Bond Fund

Letters to Shareholders

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.”

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4 Invesco Core Plus Bond Fund

Schedule of Investments(a)

February 28, 2018

(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–59.88%
Advertising–0.02%
Lamar Media Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 02/01/2026	$945,000	$981,619

Aerospace & Defense–0.76%
Bombardier Inc. (Canada), Sr. Unsec. Notes,
6.13%, 01/15/2023(b)	414,000	417,105
7.50%, 03/15/2025(b)	242,000	249,562
KLX Inc., Sr. Unsec. Gtd. Notes, 5.88%, 12/01/2022(b)	141,000	145,759
L3 Technologies, Inc., Sr. Unsec. Gtd. Global Notes, 3.85%, 12/15/2026	600,000	596,391
Moog Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/2022(b)	97,000	100,152
Northrop Grumman Corp., Sr. Unsec. Global Notes,
3.25%, 01/15/2028	8,118,000	7,790,211
4.03%, 10/15/2047	8,658,000	8,349,069
Spirit AeroSystems, Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 03/15/2022	11,785,000	12,101,186
TransDigm Inc., Sr. Unsec. Gtd. Sub. Global Notes,
6.50%, 07/15/2024	55,000	56,856
6.50%, 05/15/2025	926,000	951,465
		30,757,756

Agricultural & Farm Machinery–0.01%
Titan International, Inc., Sr. Sec. Gtd. First Lien Notes, 6.50%, 11/30/2023(b)	341,000	348,673

Air Freight & Logistics–0.59%
Adani Abbot Point Terminal Pty Ltd. (Australia), Sr. Sec. Gtd. Notes, 4.45%, 12/15/2022(b)	13,216,000	12,627,465
FedEx Corp., Sr. Unsec. Gtd. Notes,
3.40%, 02/15/2028	4,368,000	4,263,198
4.05%, 02/15/2048	7,179,000	6,793,468
XPO Logistics, Inc., Sr. Unsec. Gtd. Notes, 6.50%, 06/15/2022(b)	90,000	93,870
		23,778,001

Airlines–3.95%
Air Canada Pass Through Trust (Canada),
Series 2017-1, Class A, Sec. Pass Through Ctfs., 3.55%, 07/15/2031(b)	6,993,000	6,862,900
Series 2017-1, Class B, Sec. Pass Through Ctfs., 3.70%, 07/15/2027(b)	7,443,000	7,335,076
Series 2017-1, Class AA, Sec. Pass Through Ctfs., 3.30%, 07/15/2031(b)	7,297,000	7,105,509

	Principal Amount	Value
Airlines–(continued)
American Airlines Pass Through Trust,
Series 2015-2, Class B, Sec. Third Lien Pass Through Ctfs., 4.40%, 03/22/2025	$7,689,522	$7,795,637
Series 2016-3, Class B, Sec. Third Lien Pass Through Ctfs., 3.75%, 04/15/2027	5,223,000	5,126,965
Series 2016-3, Class AA, Sr. Sec. First Lien Pass Through Ctfs., 3.00%, 04/15/2030	7,403,750	7,093,163
Series 2017-1, Class A, Sec. Second Lien Pass Through Ctfs., 4.00%, 08/15/2030	5,265,319	5,306,915
Series 2017-1, Class B, Sec. Third Lien Pass Through Ctfs., 4.95%, 08/15/2026	5,443,763	5,636,472
Series 2017-1, Class AA, Sr. Sec. First Lien Pass Through Ctfs., 3.65%, 08/15/2030	6,581,889	6,544,866
Series 2017-2, Class A, Sec. Second Lien Pass Through Ctfs., 3.60%, 04/15/2031	9,181,000	9,117,837
Series 2017-2, Class B, Sec. Third Lien Pass Through Ctfs., 3.70%, 04/15/2027	6,525,000	6,388,040
Delta Air Lines, Inc., Sr. Unsec. Global Notes,
2.60%, 12/04/2020	8,050,000	7,951,453
2.88%, 03/13/2020	4,744,000	4,734,864
3.63%, 03/15/2022	7,899,000	7,923,794
LATAM Airlines Group S.A. Pass Through Trust (Chile), Series 2015-1, Class A, Sec. Global Pass Through Ctfs., 4.20%, 08/15/2029	5,776,779	5,776,779
Norwegian Air Shuttle ASA Pass Through Trust (Norway),
Series 2016-1, Class A, Sec. Pass Through Ctfs., 4.88%, 11/10/2029(b)	2,452,843	2,419,730
Series 2016-1, Class B, Sec. Pass Through Ctfs., 7.50%, 05/10/2025(b)	17,150,659	18,351,205
United Airlines Pass Through Trust,
Series 2016-1, Class B, Sec. Third Lien Pass Through Ctfs., 3.65%, 07/07/2027	6,674,000	6,558,744
Series 2016-2, Class B, Sec. Third Lien Pass Through Ctfs., 3.65%, 04/07/2027	7,700,000	7,500,347
Series 2018-1, Class A, Sec. Second Lien Pass Through Ctfs., 3.70%, 09/01/2031	12,520,000	12,433,155
Series 2018-1, Class AA, Sr. Sec. First Lien Pass Through Ctfs., 3.50%, 09/01/2031	11,797,000	11,688,494

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Core Plus Bond Fund

	Principal Amount	Value
Airlines–(continued)
US Airways Pass Through Trust, Series 2012-1, Class B, Sec. Second Lien Pass Through Ctfs., 8.00%, 04/01/2021	$6,794	$7,235
		159,659,180

Alternative Carriers–0.03%
CenturyLink, Inc.,
Series S, Sr. Unsec. Notes, 6.45%, 06/15/2021	468,000	480,870
Series Y, Sr. Unsec. Global Notes, 7.50%, 04/01/2024	122,000	122,915
Level 3 Financing, Inc., Sr. Unsec. Gtd. Global Notes,
5.25%, 03/15/2026	97,000	93,604
5.38%, 05/01/2025	637,000	633,815
		1,331,204

Aluminum–0.02%
Alcoa Nederland Holding B.V., Sr. Unsec. Gtd. Notes, 6.75%, 09/30/2024(b)	450,000	484,875
Novelis Corp., Sr. Unsec. Gtd. Notes, 6.25%, 08/15/2024(b)	154,000	157,850
		642,725

Apparel Retail–0.18%
Hot Topic, Inc., Sr. Sec. Gtd. First Lien Notes, 9.25%, 06/15/2021(b)	308,000	306,460
L Brands, Inc., Sr. Unsec. Gtd. Global Notes,
5.63%, 02/15/2022	6,438,000	6,727,710
6.75%, 07/01/2036	22,000	21,670
6.88%, 11/01/2035	281,000	281,969
		7,337,809

Apparel, Accessories & Luxury Goods–0.01%
Hanesbrands Inc., Sr. Unsec. Gtd. Notes,
4.63%, 05/15/2024(b)	31,000	30,845
4.88%, 05/15/2026(b)	547,000	540,163
		571,008

Asset Management & Custody Banks–0.56%
Affiliated Managers Group, Inc., Sr. Unsec. Global Notes, 4.25%, 02/15/2024	2,865,000	2,954,095
Apollo Management Holdings L.P., Sr. Unsec. Gtd. Notes, 4.00%, 05/30/2024(b)	5,598,000	5,622,372
Blackstone Holdings Finance Co. LLC, Sr. Unsec. Gtd. Notes, 5.00%, 06/15/2044(b)	6,934,000	7,524,614
Carlyle Holdings II Finance LLC, Sr. Unsec. Gtd. Notes, 5.63%, 03/30/2043(b)	5,747,000	6,168,754
Prime Security Services Borrower, LLC/Prime Finance, Inc., Sec. Gtd. Second Lien Notes, 9.25%, 05/15/2023(b)	348,000	379,755
		22,649,590

	Principal Amount	Value
Auto Parts & Equipment–0.03%
Dana Inc., Sr. Unsec. Notes, 5.50%, 12/15/2024	$414,000	$424,350
Delphi Technologies PLC, Sr. Unsec. Gtd. Notes, 5.00%, 10/01/2025(b)	166,000	165,012
Flexi-Van Leasing, Inc., Sec. Second Lien Notes, 10.00%, 02/15/2023(b)	40,000	39,900
Hertz Corp. (The),
Sec. Gtd. Second Lien Notes, 7.63%, 06/01/2022(b)	66,000	68,145
Sr. Unsec. Gtd. Global Notes, 5.88%, 10/15/2020	340,000	338,300
		1,035,707

Automobile Manufacturers–0.24%
Ford Motor Credit Co. LLC, Sr. Unsec. Global Notes, 2.68%, 01/09/2020	5,468,000	5,431,612
General Motors Financial Co., Inc., Sr. Unsec. Gtd. Notes, 3.15%, 01/15/2020	4,304,000	4,312,482
		9,744,094

Automotive Retail–0.03%
Lithia Motors, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 08/01/2025(b)	85,000	86,700
Murphy Oil USA, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/2027	472,000	483,210
Penske Automotive Group Inc., Sr. Unsec. Sub. Gtd. Notes, 5.50%, 05/15/2026	450,000	450,000
		1,019,910

Biotechnology–0.18%
Shire Acquisitions Investments Ireland DAC, Sr. Unsec. Gtd. Global Notes, 2.88%, 09/23/2023	7,500,000	7,180,721

Brewers–0.32%
Anheuser-Busch InBev Finance, Inc. (Belgium), Sr. Unsec. Gtd. Global Notes,
3.65%, 02/01/2026	7,519,000	7,463,896
4.90%, 02/01/2046	5,000,000	5,351,545
		12,815,441

Broadcasting–0.08%
AMC Networks Inc., Sr. Unsec. Gtd. Global Notes,
4.75%, 08/01/2025	44,000	42,735
5.00%, 04/01/2024	155,000	155,775
CBS Corp., Sr. Unsec. Gtd. Notes, 3.50%, 01/15/2025	1,420,000	1,395,051
Clear Channel Worldwide Holdings, Inc.,
Series B, Sr. Unsec. Gtd. Global Notes, 6.50%, 11/15/2022	809,000	835,293
Sr. Unsec. Gtd. Sub. Global Notes, 7.63%, 03/15/2020	242,000	242,605

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Core Plus Bond Fund

	Principal Amount	Value
Broadcasting–(continued)
Netflix, Inc., Sr. Unsec. Global Notes, 5.75%, 03/01/2024	$184,000	$193,890
Nexstar Broadcasting, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 08/01/2024(b)	112,000	112,840
Tribune Media Co., Sr. Unsec. Gtd. Global Notes, 5.88%, 07/15/2022	123,000	126,075
		3,104,264

Building Products–0.74%
Builders FirstSource, Inc., Sr. Sec. Gtd. First Lien Notes, 5.63%, 09/01/2024(b)	250,000	255,312
Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.25%, 02/01/2021	146,000	148,081
James Hardie International Finance DAC (Ireland), Sr. Unsec. Notes, 5.00%, 01/15/2028(b)	10,209,000	10,157,955
Standard Industries Inc., Sr. Unsec. Notes,
4.75%, 01/15/2028(b)	7,903,000	7,626,395
5.00%, 02/15/2027(b)	429,000	426,319
6.00%, 10/15/2025(b)	2,137,000	2,267,891
Toll Brothers Finance Corp., Sr. Unsec. Gtd. Notes, 4.35%, 02/15/2028	9,647,000	9,164,650
		30,046,603

Cable & Satellite–1.20%
Altice Financing S.A. (Luxembourg),
Sr. Sec. Gtd. First Lien Bonds, 7.50%, 05/15/2026(b)	400,000	404,000
Sr. Sec. Gtd. First Lien Notes, 6.63%, 02/15/2023(b)	200,000	200,250
Altice Luxembourg S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 7.75%, 05/15/2022(b)	440,000	411,950
Altice US Finance I Corp., Sr. Sec. Notes, 5.50%, 05/15/2026(b)	200,000	198,500
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec. Global Notes, 5.75%, 09/01/2023	245,000	250,513
Sr. Unsec. Notes, 5.75%, 02/15/2026(b)	1,285,000	1,305,881
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sr. Sec. Gtd. First Lien Global Notes,
4.46%, 07/23/2022	2,000,000	2,049,544
4.91%, 07/23/2025	2,187,000	2,255,559
5.38%, 05/01/2047	4,585,000	4,554,975
6.83%, 10/23/2055	6,341,000	7,436,242
Comcast Corp., Sr. Unsec. Gtd. Global Notes, 3.40%, 07/15/2046	2,095,000	1,801,206
Cox Communications, Inc., Sr. Unsec. Notes, 3.35%, 09/15/2026(b)	5,845,000	5,572,805

	Principal Amount	Value
Cable & Satellite–(continued)
CSC Holdings LLC,
Sr. Unsec. Global Notes, 6.75%, 11/15/2021	$396,000	$417,533
Sr. Unsec. Gtd. Notes, 5.38%, 02/01/2028(b)	9,593,000	9,401,140
Sr. Unsec. Notes, 10.13%, 01/15/2023(b)	1,250,000	1,397,000
Discovery Communications LLC, Sr. Unsec. Gtd. Global Notes, 5.20%, 09/20/2047	2,525,000	2,515,570
DISH DBS Corp., Sr. Unsec. Gtd. Global Notes,
5.88%, 11/15/2024	2,742,000	2,574,052
7.88%, 09/01/2019	387,000	409,253
Intelsat Jackson Holdings S.A. (Luxembourg),
Sr. Unsec. Gtd. Global Bonds, 5.50%, 08/01/2023	205,000	170,150
Sr. Unsec. Gtd. Global Notes,
7.25%, 10/15/2020	1,053,000	985,871
7.50%, 04/01/2021	171,000	156,144
Sirius XM Radio Inc., Sr. Unsec. Gtd. Notes,
3.88%, 08/01/2022(b)	1,736,000	1,709,960
5.38%, 04/15/2025(b)	165,000	168,094
5.38%, 07/15/2026(b)	662,000	671,930
6.00%, 07/15/2024(b)	159,000	166,950
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec. Gtd. First Lien Bonds, 5.00%, 01/15/2025(b)	200,000	204,500
UPC Holding B.V. (Netherlands), Sr. Sec. First Lien Notes, 5.50%, 01/15/2028(b)	200,000	188,500
Virgin Media Finance PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 6.00%, 10/15/2024(b)	200,000	202,850
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec. Gtd. First Lien Notes, 5.50%, 08/15/2026(b)	200,000	198,480
VTR Finance B.V. (Chile), Sr. Sec. First Lien Notes, 6.88%, 01/15/2024(b)	250,000	261,250
Ziggo Secured Finance B.V. (Netherlands), Sr. Sec. Gtd. First Lien Notes, 5.50%, 01/15/2027(b)	250,000	240,313
		48,480,965

Casinos & Gaming–0.08%
Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes,
6.38%, 04/01/2026	163,000	171,761
6.88%, 05/15/2023	173,000	183,164
Codere Finance 2 (Luxembourg) S.A. (Spain), Sr. Sec. Gtd. First Lien Notes, 7.63%, 11/01/2021(b)	200,000	201,744

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Core Plus Bond Fund

	Principal Amount	Value
Casinos & Gaming–(continued)
Melco Resorts Finance Ltd. (Hong Kong), Sr. Unsec. Notes, 4.88%, 06/06/2025(b)	$200,000	$196,165
MGM Resorts International, Sr. Unsec. Gtd. Notes,
4.63%, 09/01/2026	784,000	770,272
6.00%, 03/15/2023	85,000	90,631
7.75%, 03/15/2022	110,000	122,925
Pinnacle Entertainment, Inc., Sr. Unsec. Global Notes, 5.63%, 05/01/2024	345,000	365,876
Scientific Games International Inc., Sr. Unsec. Gtd. Global Notes, 10.00%, 12/01/2022	547,000	595,273
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Unsec. Gtd. Notes,
5.25%, 05/15/2027(b)	86,000	84,602
5.50%, 03/01/2025(b)	436,000	443,085
		3,225,498

Coal & Consumable Fuels–0.00%
SunCoke Energy Partners, L.P./ SunCoke Energy Partners Finance Corp., Sr. Unsec. Gtd. Notes, 7.50%, 06/15/2025(b)	161,000	168,648

Commodity Chemicals–0.01%
Koppers Inc., Sr. Unsec. Gtd. Notes, 6.00%, 02/15/2025(b)	159,000	164,963
Valvoline Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 07/15/2024	243,000	251,201
		416,164

Communications Equipment–0.15%
CommScope Technologies LLC, Sr. Unsec. Gtd. Notes, 6.00%, 06/15/2025(b)	446,000	462,859
Sr. Sec. Gtd. First Lien Global Notes, 5.25%, 08/01/2026	691,000	676,316
Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/2021	249,000	268,920
Motorola Solutions, Inc., Sr. Unsec. Global Notes, 4.60%, 02/23/2028	4,490,000	4,495,718
		5,903,813

Construction & Engineering–0.00%
AECOM, Sr. Unsec. Gtd. Global Notes, 5.13%, 03/15/2027	97,000	94,182

Construction Machinery & Heavy Trucks–0.03%
Meritor Inc., Sr. Unsec. Gtd. Notes, 6.25%, 02/15/2024	509,000	531,905
Oshkosh Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 03/01/2025	250,000	261,950
Terex Corp., Sr. Unsec. Gtd. Notes, 5.63%, 02/01/2025(b)	408,000	412,590
		1,206,445

	Principal Amount	Value
Construction Materials–0.11%
Martin Marietta Materials, Inc., Sr. Unsec. Global Notes, 4.25%, 12/15/2047	$4,746,000	$4,425,050

Consumer Finance–1.36%
Ally Financial Inc., Sr. Unsec. Global Notes,
4.13%, 03/30/2020	4,449,000	4,499,051
5.13%, 09/30/2024	1,219,000	1,267,760
Sr. Unsec. Gtd. Global Notes, 8.00%, 03/15/2020	145,000	157,325
Capital One Financial Corp., Sr. Unsec. Global Notes,
3.05%, 03/09/2022	5,345,000	5,253,123
3.75%, 03/09/2027	14,465,000	14,087,348
Discover Bank, Sr. Unsec. Global Bonds, 3.45%, 07/27/2026	5,000,000	4,745,142
Discover Financial Services, Inc., Series C, Jr. Unsec. Sub. Global Notes, 5.50%(c)	10,386,000	10,437,930
Navient Corp., Sr. Unsec. Medium-Term Notes,
7.25%, 01/25/2022	470,000	505,212
8.00%, 03/25/2020	235,000	252,331
Synchrony Financial, Sr. Unsec. Global Notes, 4.50%, 07/23/2025	9,795,000	9,967,835
UNIFIN Financiera, S.A.B. de C.V. SOFOM, E.N.R. (Mexico), Sr. Unsec. Gtd. Notes, 7.00%, 01/15/2025(b)	283,000	280,878
Sr. Unsec. Notes, 7.38%, 02/12/2026(b)	3,413,000	3,370,338
		54,824,273

Copper–0.70%
First Quantum Minerals Ltd. (Zambia), Sr. Unsec. Gtd. Notes, 7.50%, 04/01/2025(b)	200,000	206,750
Freeport-McMoRan Inc., Sr. Unsec. Gtd. Global Notes,
3.10%, 03/15/2020	24,790,000	24,635,062
5.40%, 11/14/2034	986,000	963,815
Lundin Mining Corp. (Canada), Sr. Sec. Gtd. First Lien Notes, 7.88%, 11/01/2022(b)	2,193,000	2,330,063
Southern Copper Corp. (Peru), Sr. Unsec. Global Notes, 7.50%, 07/27/2035	200,000	262,735
		28,398,425

Data Processing & Outsourced Services–0.15%
Fidelity National Information Services, Inc., Sr. Unsec. Global Notes, 4.50%, 08/15/2046	4,764,000	4,699,196
First Data Corp.,
Sec. Gtd. Second Lien Notes, 5.75%, 01/15/2024(b)	125,000	127,656
Sr. Sec. Gtd. First Lien Notes, 5.00%, 01/15/2024(b)	80,000	80,800
Sr. Unsec. Gtd. Notes, 7.00%, 12/01/2023(b)	1,194,000	1,258,178
		6,165,830

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Core Plus Bond Fund

	Principal Amount	Value
Department Stores–0.00%
SACI Falabella (Chile), Sr. Unsec. Notes, 3.75%, 10/30/2027(b)	$200,000	$191,000

Distillers & Vintners–0.57%
Constellation Brands, Inc., Sr. Unsec. Gtd. Global Notes,
3.20%, 02/15/2023	5,993,000	5,925,029
3.60%, 02/15/2028	10,937,000	10,590,999
4.10%, 02/15/2048	7,130,000	6,630,795
		23,146,823

Diversified Banks–8.40%
ABN AMRO Bank N.V. (Netherlands), Sr. Unsec. Notes, 2.45%, 06/04/2020(b)	8,200,000	8,099,230
Akbank T.A.S. (Turkey), Unsec. Sub. Notes, 6.80%, 04/27/2028(b)	200,000	202,457
ANZ New Zealand (Int'l) Ltd. (New Zealand), Sr. Unsec. Gtd. Notes, 2.13%, 07/28/2021(b)	4,415,000	4,258,006
Australia and New Zealand Banking Group Ltd. (Australia), Jr. Unsec. Sub. Notes, 6.75%(b)(c)	11,549,000	12,660,591
Banco de Bogotá S.A. (Colombia), Sr. Unsec. Notes, 4.38%, 08/03/2027(b)	400,000	390,500
Banco de Crédito e Inversiones (Chile), Sr. Unsec. Notes, 3.50%, 10/12/2027(b)	230,000	216,752
Banco del Estado de Chile (Chile), Sr. Unsec. Notes, 2.67%, 01/08/2021(b)	11,242,000	11,063,296
Banco do Brasil S.A. (Brazil), REGS, Unsec. Sub. Euro Notes, 5.88%, 01/19/2023(b)	200,000	207,386
Banco Nacional de Desenvolvimento Economico e Social (Brazil), Sr. Unsec. Notes, 4.75%, 05/09/2024(b)	205,000	204,426
Banco Safra S.A. (Brazil), Sr. Unsec. Notes, 4.13%, 02/08/2023(b)	19,304,000	19,101,308
Bank of America Corp.,
Sr. Unsec. Global Notes, 3.71%, 04/24/2028	4,712,000	4,630,070
Sr. Unsec. Medium-Term Global Notes, 3.59%, 07/21/2028	9,424,000	9,177,552
Sr. Unsec. Notes, 3.00%, 12/20/2023(b)	4,643,000	4,545,986
Unsec. Sub. Medium-Term Notes, 4.20%, 08/26/2024	5,120,000	5,226,786
Series L, Sr. Unsec. Global Notes, 2.60%, 01/15/2019	778,000	778,318
Series M, Jr. Unsec. Sub. Bonds, 8.13%(c)	27,530,000	27,977,362
Series X, Jr. Unsec. Sub. Notes, 6.25%(c)	4,333,000	4,664,258
Series Z, Jr. Unsec. Sub. Notes, 6.50%(c)	3,360,000	3,688,272
Series DD, Jr. Unsec. Sub. Notes, 6.30%(c)	2,080,000	2,288,000

	Principal Amount	Value
Diversified Banks–(continued)
Barclays PLC (United Kingdom), Unsec. Sub. Global Notes, 4.84%, 05/09/2028	$2,065,000	$2,036,213
BBVA Bancomer S.A. (Mexico), Sr. Unsec. Notes, 4.38%, 04/10/2024(b)	1,385,000	1,410,969
BNP Paribas S.A. (France),
Sr. Unsec. Notes, 2.38%, 05/21/2020	8,250,000	8,153,005
Unsec. Sub. Notes, 4.38%, 03/01/2033(b)	13,153,000	13,038,174
Citigroup Inc., Sr. Unsec. Global Notes,
2.88%, 07/24/2023	3,520,000	3,439,106
3.67%, 07/24/2028	14,137,000	13,845,354
Unsec. Sub. Global Notes, 5.50%, 09/13/2025	7,130,000	7,811,073
Unsec. Sub. Notes, 4.45%, 09/29/2027	10,555,000	10,783,741
Series Q, Jr. Unsec. Sub. Global Notes, 5.95%(c)	2,300,000	2,386,653
Series T, Jr. Unsec. Sub. Global Notes, 6.25%(c)	6,669,000	7,177,511
Commonwealth Bank of Australia (Australia), Unsec. Sub. Notes, 4.32%, 01/10/2048(b)	6,831,000	6,584,625
Development Bank of Kazakhstan JSC (Kazakhstan), REGS, Sr. Unsec. Euro Notes, 4.13%, 12/10/2022(b)	300,000	297,900
Dresdner Funding Trust I (Germany), REGS, Jr. Unsec. Sub. Euro Notes, 8.15%, 06/30/2031(b)	135,000	177,525
Export-Import Bank of India (India), REGS, Sr. Unsec. Euro Bonds, 3.38%, 08/05/2026(b)	200,000	189,405
Global Bank Corp. (Panama), Sr. Unsec. Notes, 4.50%, 10/20/2021(b)	7,642,000	7,748,988
HBOS PLC (United Kingdom), Unsec. Sub. Medium-Term Global Notes, 6.75%, 05/21/2018(b)	1,360,000	1,372,082
HSBC Holdings PLC (United Kingdom),
Jr. Unsec. Sub. Global Bonds, 6.00%(c)	11,595,000	11,812,406
Sr. Unsec. Global Notes, 4.00%, 03/30/2022	1,050,000	1,076,613
Unsec. Sub. Global Notes, 4.38%, 11/23/2026	2,169,000	2,182,656
Industrial & Commercial Bank of China Ltd. (China), Sr. Unsec. Notes, 3.54%, 11/08/2027	3,418,000	3,281,068
Industrial Senior Trust (Guatemala), REGS, Sr. Unsec. Gtd. Euro Notes, 5.50%, 11/01/2022(b)	500,000	496,875
ING Bank N.V. (Netherlands), Sr. Unsec. Notes, 2.75%, 03/22/2021(b)	10,670,000	10,548,272

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Core Plus Bond Fund

	Principal Amount	Value
Diversified Banks–(continued)
ING Groep N.V. (Netherlands), Jr. Unsec. Sub. Global Notes, 6.50%(c)	$2,710,000	$2,848,210
Intesa Sanpaolo S.p.A. (Italy), Sr. Unsec. Gtd. Medium-Term Notes, 3.88%, 01/15/2019	2,840,000	2,867,998
Sr. Unsec. Notes, 3.13%, 07/14/2022(b)	5,641,000	5,490,062
Itau Unibanco Holding S.A. (Brazil), Jr. Unsec. Sub. Notes, 6.13%(b)(c)	245,000	247,144
JPMorgan Chase & Co., Sr. Unsec. Global Notes,
3.54%, 05/01/2028	3,278,000	3,197,309
3.78%, 02/01/2028	6,597,000	6,577,898
Sr. Unsec. Medium-Term Global Bonds, 2.30%, 08/15/2021	8,950,000	8,730,398
Unsec. Sub. Global Notes, 3.63%, 12/01/2027	5,610,000	5,426,413
Series I, Jr. Unsec. Sub. Global Notes, 7.90%(c)	4,500,000	4,551,975
Series CC, Jr. Unsec. Sub. Global Notes, 4.63%(c)	8,402,000	8,145,739
Multibank, Inc. (Panama), Sr. Unsec. Notes, 4.38%, 11/09/2022(b)	200,000	199,250
Nordea Bank AB (Sweden), Jr. Unsec. Sub. Notes, 5.50%(b)(c)	3,909,000	3,987,180
Royal Bank of Scotland Group PLC (The) (United Kingdom),
Sr. Unsec. Notes, 3.50%, 05/15/2023	11,594,000	11,434,048
Unsec. Sub. Global Bonds, 5.13%, 05/28/2024	600,000	615,547
Société Générale S.A. (France), Jr. Unsec. Sub. Notes, 7.38%(b)(c)	2,988,000	3,227,040
Standard Chartered PLC (United Kingdom),
Jr. Unsec. Sub. Notes, 7.75%(b)(c)	5,720,000	6,227,650
Unsec. Sub. Notes, 4.30%, 02/19/2027(b)	3,242,000	3,187,081
Turkiye Garanti Bankasi A.S. (Turkey), Unsec. Sub. Notes, 6.13%, 05/24/2027(b)	200,000	198,663
Turkiye Is Bankasi A.S. (Turkey), Sr. Unsec. Notes, 6.13%, 04/25/2024(b)	200,000	199,135
Wells Fargo & Co.,
Unsec. Sub. Global Notes, 5.38%, 11/02/2043	8,225,000	9,223,193
Unsec. Sub. Medium-Term Notes, 4.75%, 12/07/2046	4,215,000	4,385,086
Series U, Jr. Unsec. Sub. Global Notes, 5.88%(c)	5,356,000	5,700,819
Westpac Banking Corp. (Australia), Jr. Unsec. Sub. Global Bonds, 5.00%(c)	7,615,000	7,288,578
Yapi ve Kredi Bankasi A.S. (Turkey), Sr. Unsec. Notes, 5.85%, 06/21/2024(b)	300,000	295,878
		339,483,064

	Principal Amount	Value
Diversified Capital Markets–0.31%
Credit Suisse Group AG (Switzerland),
Jr. Unsec. Sub. Notes, 7.50%(b)(c)	$305,000	$339,099
Sr. Unsec. Notes, 3.87%, 01/12/2029(b)	2,751,000	2,677,587
Credit Suisse Group Funding (Guernsey) Ltd. (Switzerland), Sr. Unsec. Gtd. Global Notes, 3.75%, 03/26/2025	3,055,000	3,020,474
Macquarie Bank Ltd. (Australia), Jr. Unsec. Sub. Notes, 6.13%(b)(c)	6,470,000	6,599,400
		12,636,560

Diversified Chemicals–0.10%
Chemours Co. (The), Sr. Unsec. Gtd. Global Notes,
6.63%, 05/15/2023	910,000	961,187
7.00%, 05/15/2025	75,000	81,187
OCP S.A. (Morocco),
Sr. Unsec. Notes, 4.50%, 10/22/2025(b)	1,940,000	1,912,388
REGS, Sr. Unsec. Euro Notes,
4.50%, 10/22/2025(b)	700,000	690,037
6.88%, 04/25/2044(b)	400,000	449,040
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., Sr. Unsec. Gtd. Notes, 5.38%, 09/01/2025(b)	97,000	98,334
		4,192,173

Diversified Metals & Mining–0.04%
Corp. Nacional del Cobre de Chile (Chile), Sr. Unsec. Notes, 3.63%, 08/01/2027(b)	200,000	193,722
HudBay Minerals, Inc. (Canada), Sr. Unsec. Gtd. Notes, 7.63%, 01/15/2025(b)	448,000	489,440
MMC Norilsk Nickel OJSC via MMC Finance DAC (Russia), Sr. Unsec. Notes, 6.63%, 10/14/2022(b)	295,000	326,380
Petropavlovsk 2016 Ltd. (Russia), Sr. Unsec. Gtd. Notes, 8.13%, 11/14/2022(b)	200,000	196,037
Teck Resources Ltd. (Canada),
Sr. Unsec. Gtd. Global Notes, 4.75%, 01/15/2022	105,000	107,100
Sr. Unsec. Notes, 6.13%, 10/01/2035	435,000	475,237
		1,787,916

Diversified REITs–0.29%
CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 03/15/2024	117,000	118,170
Select Income REIT, Sr. Unsec. Global Notes, 4.50%, 02/01/2025	1,570,000	1,544,315

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Core Plus Bond Fund

	Principal Amount	Value
Diversified REITs–(continued)
Trust F/1401 (Mexico),
Sr. Unsec. Notes, 5.25%, 12/15/2024(b)	$1,300,000	$1,339,000
Sr. Unsec. Notes, 5.25%, 01/30/2026(b)	8,353,000	8,530,501
		11,531,986

Diversified Support Services–0.01%
Aeropuerto Internacional de Tocumen, S.A. (Panama), REGS, Sr. Sec. First Lien Euro Notes, 5.63%, 05/18/2036(b)	200,000	215,500
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC, Sr. Unsec. Gtd. Notes, 6.38%, 08/01/2023(b)	90,000	90,675
		306,175

Electric Utilities–0.63%
Adani Transmission Ltd. (India), Sr. Sec. First Lien Notes, 4.00%, 08/03/2026(b)	200,000	190,584
CLP Power Hong Kong Financing Ltd. (Hong Kong), REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 3.13%, 05/06/2025(b)	200,000	193,760
Enel Finance International N.V. (Italy), Sr. Unsec. Gtd. Notes,
2.75%, 04/06/2023(b)	11,170,000	10,809,267
3.50%, 04/06/2028(b)	3,486,000	3,286,528
Israel Electric Corp. (The) (Israel), REGS, Sr. Sec. Medium-Term Global Notes, 4.25%, 08/14/2028(b)	4,817,000	4,750,814
Korea Hydro & Nuclear Power Co., Ltd. (South Korea), REGS, Sr. Unsec. Medium-Term Euro Notes, 3.00%, 09/19/2022(b)	200,000	196,182
Mazoon Assets Co. S.A.O.C. (Oman), Sr. Unsec. Bonds, 5.20%, 11/08/2027(b)	200,000	198,983
OmGrid Funding Ltd. (Oman), Sr. Unsec. Gtd. Bonds, 5.20%, 05/16/2027(b)	200,000	193,000
Perusahaan Listrik Negara PT (Indonesia), Sr. Unsec. Notes, 4.13%, 05/15/2027(b)	200,000	194,329
Southern Co. (The), Series B, Jr. Unsec. Sub. Global Notes, 5.50%, 03/15/2057	4,240,000	4,414,096
State Grid Overseas Investment (2014) Ltd. (China), REGS, Sr. Unsec. Gtd. Euro Notes, 4.85%, 05/07/2044(b)	200,000	221,387
State Grid Overseas Investment (2016) Ltd. (China), Sr. Unsec. Gtd. Notes, 3.50%, 05/04/2027(b)	500,000	484,968
Trinidad Generation Unlimited (Trinidad), REGS, Sr. Unsec. Euro Notes, 5.25%, 11/04/2027(b)	400,000	403,080
		25,536,978

	Principal Amount	Value
Electrical Components & Equipment–0.01%
EnerSys, Sr. Unsec. Gtd. Notes, 5.00%, 04/30/2023(b)	$185,000	$189,856
Sensata Technologies B.V., Sr. Unsec. Gtd. Notes,
4.88%, 10/15/2023(b)	100,000	101,875
5.00%, 10/01/2025(b)	260,000	263,250
		554,981

Electronic Equipment & Instruments–0.01%
Itron, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 01/15/2026(b)	266,000	265,335

Electronic Manufacturing Services–0.06%
Jabil, Inc., Sr. Unsec. Global Notes, 3.95%, 01/12/2028	2,675,000	2,574,313

Environmental & Facilities Services–0.01%
Advanced Disposal Services, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 11/15/2024(b)	84,000	85,890
Core & Main LP, Sr. Unsec. Notes, 6.13%, 08/15/2025(b)	220,000	218,350
Waste Pro USA, Inc., Sr. Unsec. Notes, 5.50%, 02/15/2026(b)	212,000	213,590
Wrangler Buyer Corp., Sr. Unsec. Notes, 6.00%, 10/01/2025(b)	59,000	60,033
		577,863

Fertilizers & Agricultural Chemicals–0.01%
Israel Chemicals Ltd. (Israel), REGS, Sr. Unsec. Euro Bonds, 4.50%, 12/02/2024(b)	300,000	301,560

Financial Exchanges & Data–0.18%
Moody's Corp., Sr. Unsec. Global Notes,
2.75%, 07/15/2019	1,470,000	1,470,272
4.88%, 02/15/2024	3,099,000	3,303,939
5.25%, 07/15/2044	1,140,000	1,312,675
MSCI Inc., Sr. Unsec. Gtd. Notes, 5.25%, 11/15/2024(b)	175,000	179,690
Nasdaq, Inc., Sr. Unsec. Notes, 3.85%, 06/30/2026	1,205,000	1,194,549
		7,461,125

Food Distributors–0.01%
US Foods, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 06/15/2024(b)	365,000	380,513

Food Retail–0.03%
Albertsons Cos. LLC/ Safeway Inc./New Albertson's, Inc./Albertson's LLC, Sr. Unsec. Gtd. Global Notes, 6.63%, 06/15/2024	513,000	475,166
Ingles Markets, Inc., Sr. Unsec. Global Notes, 5.75%, 06/15/2023	574,000	571,130
		1,046,296

Forest Products–0.13%
Klabin Finance S.A. (Brazil), Sr. Unsec. Gtd. Notes, 4.88%, 09/19/2027(b)	5,436,000	5,289,228

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Core Plus Bond Fund

	Principal Amount	Value
Gas Utilities–0.22%
AmeriGas Partners, L.P./AmeriGas Finance Corp., Sr. Unsec. Global Notes,
5.63%, 05/20/2024	$124,000	$125,550
5.88%, 08/20/2026	298,000	300,235
Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/2021	94,000	89,300
Infraestructura Energética Nova, S.A.B. de C.V. (Mexico), Sr. Unsec. Notes,
3.75%, 01/14/2028(b)	4,192,000	3,992,880
4.88%, 01/14/2048(b)	4,065,000	3,744,881
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Global Notes, 5.50%, 06/01/2024	631,000	618,380
		8,871,226

General Merchandise Stores–0.44%
Dollar Tree, Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 03/01/2023	17,022,000	17,734,796

Health Care Distributors–0.22%
AmerisourceBergen Corp., Sr. Unsec. Global Notes, 4.30%, 12/15/2047	9,528,000	8,969,034

Health Care Equipment–0.53%
Abbott Laboratories, Sr. Unsec. Global Notes, 2.90%, 11/30/2021	8,285,000	8,222,375
Becton, Dickinson and Co., Sr. Unsec. Notes,
3.36%, 06/06/2024	5,074,000	4,918,013
3.70%, 06/06/2027	4,718,000	4,520,598
Hill-Rom Holdings, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 02/15/2025(b)	472,000	473,180
Teleflex Inc., Sr. Unsec. Gtd. Global Notes,
4.63%, 11/15/2027	3,130,000	3,063,488
4.88%, 06/01/2026	39,000	38,805
5.25%, 06/15/2024	15,000	15,450
		21,251,909

Health Care Facilities–0.43%
Acadia Healthcare Co., Inc., Sr. Unsec. Gtd. Global Notes, 6.50%, 03/01/2024	143,000	148,363
Community Health Systems, Inc.,
Sr. Sec. Gtd. First Lien Global Notes, 5.13%, 08/01/2021	1,014,000	940,485
Sr. Sec. Gtd. First Lien Notes, 6.25%, 03/31/2023	244,000	223,260
Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/2022	66,737	43,713
8.00%, 11/15/2019	160,000	149,900

	Principal Amount	Value
Health Care Facilities–(continued)
Encompass Health Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 09/15/2025	$475,000	$485,687
HCA Healthcare, Inc., Sr. Unsec. Notes, 6.25%, 02/15/2021	130,000	137,150
HCA, Inc.,
Sr. Sec. Gtd. First Lien Global Notes, 5.88%, 03/15/2022	136,000	144,500
6.50%, 02/15/2020	675,000	712,125
Sr. Sec. Gtd. First Lien Notes, 5.25%, 04/15/2025	1,355,000	1,395,650
5.50%, 06/15/2047	11,065,000	10,954,350
Sr. Unsec. Gtd. Notes, 5.38%, 02/01/2025	130,000	132,479
5.88%, 02/15/2026	160,000	166,000
LifePoint Health, Inc.,
Sr. Unsec. Gtd. Global Notes, 5.38%, 05/01/2024	444,000	435,675
Sr. Unsec. Gtd. Notes, 5.88%, 12/01/2023	23,000	23,144
Tenet Healthcare Corp.,
Sec. Gtd. Second Lien Notes, 7.50%, 01/01/2022(b)	23,000	24,380
Sr. Sec. Gtd. First Lien Global Notes, 6.00%, 10/01/2020	180,000	187,875
Sr. Unsec. Global Notes, 6.75%, 06/15/2023	117,000	117,439
8.13%, 04/01/2022	965,000	1,019,281
		17,441,456

Health Care REITs–0.59%
HCP, Inc., Sr. Unsec. Global Notes,
4.00%, 12/01/2022	9,288,000	9,568,942
4.25%, 11/15/2023	5,830,000	6,017,958
Physicians Realty L.P., Sr. Unsec. Gtd. Global Notes, 4.30%, 03/15/2027	3,666,000	3,650,142
Senior Housing Properties Trust, Sr. Unsec. Notes, 6.75%, 12/15/2021	2,550,000	2,783,761
Welltower Inc., Sr. Unsec. Notes, 5.25%, 01/15/2022	1,626,000	1,735,903
		23,756,706

Health Care Services–0.38%
AMN Healthcare, Inc., Sr. Unsec. Gtd. Notes, 5.13%, 10/01/2024(b)	138,000	139,725
Eagle Holding Co. II, LLC, Sr. Unsec. PIK Notes, 8.38% PIK Rate, 7.63% Cash Rate, 05/15/2022(b)(d)	184,000	184,462
Envision Healthcare Corp., Sr. Unsec. Gtd. Notes, 6.25%, 12/01/2024(b)	76,000	80,370
Laboratory Corp. of America Holdings, Sr. Unsec. Notes,
3.25%, 09/01/2024	9,714,000	9,476,450
3.60%, 09/01/2027	4,420,000	4,300,963

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Core Plus Bond Fund

	Principal Amount	Value
Health Care Services–(continued)
MEDNAX, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/2023(b)	$253,000	$259,641
MPH Acquisition Holdings LLC, Sr. Unsec. Gtd. Notes, 7.13%, 06/01/2024(b)	609,000	642,495
Surgery Center Holdings, Inc., Sr. Unsec. Gtd. Notes,
6.75%, 07/01/2025(b)	81,000	76,545
8.88%, 04/15/2021(b)	36,000	37,530
Team Health Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.38%, 02/01/2025(b)	160,000	147,200
		15,345,381

Health Care Supplies–0.01%
Yestar Healthcare Holdings Co. Ltd. (China), REGS, Sr. Unsec. Euro Bonds, 6.90%, 09/15/2021(b)	200,000	202,700

Home Entertainment Software–0.07%
Electronic Arts Inc., Sr. Unsec. Global Notes, 3.70%, 03/01/2021	2,790,000	2,853,731

Home Improvement Retail–0.01%
Hillman Group Inc. (The), Sr. Unsec. Gtd. Notes, 6.38%, 07/15/2022(b)	265,000	259,700

Homebuilding–0.52%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec. Notes,
6.75%, 08/01/2025(b)	376,000	376,940
6.88%, 02/15/2021(b)	157,000	159,747
Beazer Homes USA, Inc., Sr. Unsec. Gtd. Global Notes,
5.88%, 10/15/2027	31,000	29,528
6.75%, 03/15/2025	566,000	574,490
8.75%, 03/15/2022	145,000	156,963
KB Home, Sr. Unsec. Gtd. Notes, 7.50%, 09/15/2022	145,000	162,219
Lennar Corp.,
Sr. Unsec. Gtd. Global Notes, 4.75%, 11/15/2022	310,000	312,712
Sr. Unsec. Gtd. Notes, 5.25%, 06/01/2026(b)	107,000	109,675
5.38%, 10/01/2022(b)	157,000	164,457
8.38%, 01/15/2021(b)	40,000	44,820
MDC Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 01/15/2043	19,236,000	18,418,470
Meritage Homes Corp., Sr. Unsec. Gtd. Global Notes,
6.00%, 06/01/2025	83,000	87,980
7.15%, 04/15/2020	55,000	58,988
Taylor Morrison Communities Inc./ Taylor Morrison Holdings II, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 04/15/2023(b)	463,000	483,974
		21,140,963

	Principal Amount	Value
Hotel & Resort REITs–0.13%
Hospitality Properties Trust, Sr. Unsec. Notes, 4.95%, 02/15/2027	$2,775,000	$2,831,649
Host Hotels & Resorts L.P., Series F, Sr. Unsec. Global Notes, 4.50%, 02/01/2026	2,280,000	2,318,623
		5,150,272

Hotels, Resorts & Cruise Lines–0.26%
Choice Hotels International, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 07/01/2022	290,000	311,387
Royal Caribbean Cruises Ltd., Sr. Unsec. Global Notes, 3.70%, 03/15/2028	10,824,000	10,365,070
		10,676,457

Household Products–0.35%
Reynolds Group Issuer Inc./LLC,
Sr. Sec. Gtd. First Lien Global Notes, 5.75%, 10/15/2020	13,263,208	13,462,156
Sr. Sec. Gtd. First Lien Notes, 5.13%, 07/15/2023(b)	42,000	42,886
Sr. Unsec. Gtd. Notes, 7.00%, 07/15/2024(b)	218,000	229,990
Spectrum Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 07/15/2025	305,000	315,675
Springs Industries, Inc., Sr. Sec. Global Notes, 6.25%, 06/01/2021	97,000	98,940
		14,149,647

Independent Power Producers & Energy Traders–0.07%
AES Corp. (The),
Sr. Unsec. Global Notes, 8.00%, 06/01/2020	15,000	16,500
Sr. Unsec. Notes,
5.50%, 03/15/2024	85,000	87,231
5.50%, 04/15/2025	1,192,000	1,227,760
Calpine Corp., Sr. Unsec. Global Notes, 5.38%, 01/15/2023	143,000	139,962
Colbun S.A. (Chile), Sr. Unsec. Notes, 3.95%, 10/11/2027(b)	200,000	194,375
Dynegy Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 11/01/2022	100,000	105,625
Emirates SembCorp Water & Power Co. PJSC (United Arab Emirates), Sr. Sec. Notes, 4.45%, 08/01/2035(b)	200,000	200,299
Inkia Energy Ltd. (Peru), Sr. Unsec. Notes, 5.88%, 11/09/2027(b)	200,000	199,000
NRG Energy, Inc., Sr. Unsec. Gtd. Global Notes,
6.25%, 05/01/2024	590,000	613,600
6.63%, 01/15/2027	62,000	64,325
		2,848,677

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Core Plus Bond Fund

	Principal Amount	Value
Industrial Conglomerates–0.25%
ALFA, S.A.B. de C.V. (Mexico),
Sr. Unsec. Notes, 6.88%, 03/25/2044(b)	$9,073,000	$9,537,991
REGS, Sr. Unsec. Euro Notes, 6.88%, 03/25/2044(b)	300,000	315,375
CITIC Ltd. (China), REGS, Sr. Unsec. Medium-Term Euro Notes, 3.13%, 02/28/2022(b)	200,000	195,400
Indika Energy Capital III Pte. Ltd. (Indonesia), Sr. Unsec. Gtd. Notes, 5.88%, 11/09/2024(b)	200,000	195,963
		10,244,729

Industrial Machinery–0.01%
Cleaver-Brooks, Inc., Sr. Sec. Notes, 7.88%, 03/01/2023(b)	284,000	300,330
Mueller Industries, Inc., Unsec. Sub. Deb., 6.00%, 03/01/2027	148,000	149,110
		449,440

Integrated Oil & Gas–1.04%
Ecopetrol S.A. (Colombia), Sr. Unsec. Global Notes,
5.88%, 05/28/2045	100,000	100,625
7.63%, 07/23/2019	5,000,000	5,300,000
Petrobras Global Finance B.V. (Brazil), Sr. Unsec. Gtd. Global Notes,
5.75%, 02/01/2029	499,000	481,036
7.38%, 01/17/2027	200,000	216,800
Petróleos del Perú S.A. (Peru), Sr. Unsec. Notes,
4.75%, 06/19/2032(b)	375,000	369,375
5.63%, 06/19/2047(b)	400,000	403,800
Petróleos Mexicanos (Mexico),
Sr. Unsec. Gtd. Global Notes, 6.88%, 08/04/2026	200,000	219,980
Sr. Unsec. Gtd. Notes, 5.38%, 03/13/2022(b)	150,000	157,125
6.50%, 03/13/2027(b)	4,374,000	4,674,713
6.75%, 09/21/2047(b)	144,000	146,794
Sr. Unsec. Notes, 5.35%, 02/12/2028(b)	14,053,000	13,877,337
6.35%, 02/12/2048(b)	16,165,000	15,801,287
REGS, Sr. Unsec. Gtd. Euro Notes, 6.50%, 03/13/2027(b)	400,000	427,500
		42,176,372

Integrated Telecommunication Services–3.99%
AT&T Inc., Sr. Unsec. Global Notes,
3.40%, 05/15/2025	4,505,000	4,344,070
3.90%, 08/14/2027	21,299,000	21,172,910
4.75%, 05/15/2046	5,080,000	4,831,299
5.15%, 02/14/2050	42,811,000	42,894,143
5.25%, 03/01/2037	5,825,000	6,055,428
5.30%, 08/14/2058	36,803,000	37,005,983
5.70%, 03/01/2057	5,620,000	5,983,515
Sr. Unsec. Notes, 3.95%, 01/15/2025	1,021,000	1,022,115
4.45%, 04/01/2024	3,183,000	3,284,922

	Principal Amount	Value
Integrated Telecommunication Services–(continued)
Cincinnati Bell Inc., Sr. Unsec. Gtd. Notes, 7.00%, 07/15/2024(b)	$92,000	$87,538
Frontier Communications Corp., Sr. Unsec. Global Notes,
10.50%, 09/15/2022	120,000	102,750
11.00%, 09/15/2025	715,000	563,956
SFR Group S.A. (France), Sr. Sec. Gtd. First Lien Notes, 7.38%, 05/01/2026(b)	200,000	193,810
Sr. Sec. Gtd. First Lien Bonds, 6.00%, 05/15/2022(b)	1,416,000	1,380,600
T-Mobile USA, Inc.,
Sr. Unsec. Gtd. Global Bonds, 6.50%, 01/15/2026	405,000	435,375
Sr. Unsec. Gtd. Global Notes, 6.38%, 03/01/2025	1,858,000	1,964,835
Sr. Unsec. Gtd. Notes, 4.50%, 02/01/2026	3,241,000	3,184,283
4.75%, 02/01/2028	2,900,000	2,832,227
Telecom Italia Capital S.A. (Italy), Sr. Unsec. Gtd. Global Notes,
6.38%, 11/15/2033	34,000	37,400
7.20%, 07/18/2036	109,000	128,075
Verizon Communications Inc.,
Sr. Unsec. Global Bonds, 5.25%, 03/16/2037	4,110,000	4,369,066
Sr. Unsec. Global Notes, 1.75%, 08/15/2021	1,397,000	1,337,646
4.13%, 08/15/2046	1,701,000	1,521,588
4.50%, 08/10/2033	2,830,000	2,849,624
4.52%, 09/15/2048	12,527,000	11,883,160
5.01%, 08/21/2054	1,698,000	1,691,789
		161,158,107

Internet & Direct Marketing Retail–0.46%
Amazon.com, Inc., Sr. Unsec. Notes, 3.15%, 08/22/2027(b)	6,866,000	6,631,849
QVC, Inc., Sr. Sec. Gtd. First Lien Global Notes, 5.45%, 08/15/2034	12,403,000	11,878,543
		18,510,392

Internet Software & Services–0.99%
Alibaba Group Holding Ltd. (China), Sr. Unsec. Global Notes,
3.60%, 11/28/2024	200,000	199,825
4.20%, 12/06/2047	5,425,000	5,202,135
4.40%, 12/06/2057	5,440,000	5,189,525
Rackspace Hosting, Inc., Sr. Unsec. Gtd. Notes, 8.63%, 11/15/2024(b)	314,000	328,130
Tencent Holdings Ltd. (China), Sr. Unsec. Notes,
2.99%, 01/19/2023(b)	5,274,000	5,169,549
3.38%, 05/02/2019(b)	5,779,000	5,823,032
3.60%, 01/19/2028(b)	10,937,000	10,634,987
3.93%, 01/19/2038(b)	7,975,000	7,558,636
		40,105,819

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Core Plus Bond Fund

	Principal Amount	Value
Investment Banking & Brokerage–2.03%
Cantor Fitzgerald, L.P., Unsec. Notes, 6.50%, 06/17/2022(b)	$1,896,000	$2,063,654
E*TRADE Financial Corp., Series B, Jr. Unsec. Sub. Global Notes, 5.30%(c)	9,580,000	9,484,200
Goldman Sachs Group, Inc. (The),
Sr. Unsec. Global Notes, 3.75%, 05/22/2025	5,776,000	5,759,198
Sr. Unsec. Medium-Term Global Notes, 7.50%, 02/15/2019	1,921,000	2,007,397
Sr. Unsec. Notes, 3.27%, 09/29/2025	9,905,000	9,566,150
Series P, Jr. Unsec. Sub. Notes, 5.00%(c)	7,805,000	7,610,812
Jefferies Group LLC/Jefferies Group Capital Finance Inc., Sr. Unsec. Global Notes, 4.15%, 01/23/2030	9,904,000	9,422,435
Morgan Stanley,
Sr. Unsec. Global Notes, 3.59%, 07/22/2028	14,137,000	13,688,986
Sr. Unsec. Medium-Term Global Notes, 5.50%, 07/28/2021	4,875,000	5,233,154
Series G, Unsec. Sub. Medium-Term Notes, 4.35%, 09/08/2026	5,000,000	5,084,599
Raymond James Financial, Inc., Sr. Unsec. Global Notes, 4.95%, 07/15/2046	10,915,000	11,882,861
		81,803,446

Leisure Facilities–0.01%
Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 06/01/2024	115,000	118,594
Six Flags Entertainment Corp., Sr. Unsec. Gtd. Notes, 4.88%, 07/31/2024(b)	427,000	427,038
		545,632

Leisure Products–0.66%
Mattel, Inc.,
Sr. Unsec. Global Notes,
2.35%, 05/06/2019	26,216,000	25,986,610
5.45%, 11/01/2041	122,000	108,580
Sr. Unsec. Gtd. Notes, 6.75%, 12/31/2025(b)	501,000	511,020
Sr. Unsec. Notes, 6.20%, 10/01/2040	68,000	63,580
		26,669,790

Life & Health Insurance–1.28%
American Equity Investment Life Holding Co., Sr. Unsec. Global Notes, 5.00%, 06/15/2027	7,395,000	7,537,299
Athene Holding Ltd., Sr. Unsec. Notes, 4.13%, 01/12/2028	17,225,000	16,607,964

	Principal Amount	Value
Life & Health Insurance–(continued)
Dai-ichi Life Insurance Co., Ltd. (The) (Japan), Jr. Unsec. Sub. Notes, 4.00%(b)(c)	$3,335,000	$3,214,106
Global Atlantic Financial Group Ltd., Sr. Unsec. Notes, 8.63%, 04/15/2021(b)	50,000	56,891
MetLife, Inc.,
Sr. Unsec. Global Notes, 4.13%, 08/13/2042	2,200,000	2,186,774
Series C, Jr. Unsec. Sub. Global Notes, 5.25%(c)	8,176,000	8,407,381
Pacific Life Insurance Co., Unsec. Sub. Notes, 4.30%, 10/24/2067(b)	6,815,000	6,380,544
Prudential Financial, Inc., Jr. Unsec. Sub. Global Notes,
5.63%, 06/15/2043	5,479,000	5,787,194
8.88%, 06/15/2068	1,640,000	1,660,500
		51,838,653

Managed Health Care–0.06%
Centene Corp., Sr. Unsec. Notes, 4.75%, 01/15/2025	65,000	64,797
Molina Healthcare, Inc., Sr. Unsec. Gtd. Notes, 4.88%, 06/15/2025(b)	120,000	115,500
UnitedHealth Group Inc., Sr. Unsec. Global Notes, 3.75%, 07/15/2025	2,086,000	2,116,668
WellCare Health Plans Inc., Sr. Unsec. Notes, 5.25%, 04/01/2025	265,000	268,874
		2,565,839

Marine–0.13%
Hidrovias International Finance S.a.r.l. (Brazil), Sr. Unsec. Gtd. Notes, 5.95%, 01/24/2025(b)	5,419,000	5,442,031

Marine Ports & Services–0.01%
DP World Ltd. (United Arab Emirates), REGS, Sr. Unsec. Medium-Term Euro Notes, 6.85%, 07/02/2037(b)	200,000	244,966

Metal & Glass Containers–0.02%
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc. (Ireland), Sr. Unsec. Gtd. Notes, 6.00%, 02/15/2025(b)	200,000	205,500
Ball Corp., Sr. Unsec. Gtd. Global Notes, 5.25%, 07/01/2025	455,000	479,457
Berry Global, Inc.,
Sec. Gtd. Second Lien Global Notes, 6.00%, 10/15/2022	60,000	62,700
Sec. Gtd. Second Lien Notes, 5.50%, 05/15/2022	87,000	89,501
OI European Group B.V., Sr. Unsec. Gtd. Notes, 4.00%, 03/15/2023(b)	80,000	77,600
		914,758

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Core Plus Bond Fund

	Principal Amount	Value
Movies & Entertainment–0.08%
21st Century Fox America, Inc., Sr. Unsec. Gtd. Global Notes, 6.55%, 03/15/2033	$180,000	$231,430
AMC Entertainment Holdings, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.75%, 06/15/2025	310,000	302,637
Globo Comunicação e Participações S.A. (Brazil), Sr. Sec. Notes, 5.13%, 03/31/2027(b)	267,000	267,467
Lions Gate Entertainment Corp., Sr. Unsec. Gtd. Notes, 5.88%, 11/01/2024(b)	183,000	192,077
Time Warner, Inc., Sr. Unsec. Gtd. Global Deb., 5.35%, 12/15/2043	2,100,000	2,243,699
		3,237,310

Multi-Line Insurance–0.61%
AIG Global Funding, Sr. Sec. First Lien Notes, 2.70%, 12/15/2021(b)	6,594,000	6,465,966
American Financial Group, Inc., Sr. Unsec. Notes, 3.50%, 08/15/2026	2,690,000	2,603,233
American International Group, Inc., Sr. Unsec. Global Notes, 3.90%, 04/01/2026	5,670,000	5,651,204
Massachusetts Mutual Life Insurance Co., Unsec. Sub. Notes, 4.90%, 04/01/2077(b)	1,975,000	2,042,921
Nationwide Mutual Insurance Co., Unsec. Sub. Notes, 4.95%, 04/22/2044(b)	2,185,000	2,322,262
XLIT Ltd. (Bermuda), Unsec. Gtd. Sub. Bonds, 5.50%, 03/31/2045	5,097,000	5,391,605
		24,477,191

Multi-Utilities–0.29%
Sempra Energy, Sr. Unsec. Global Notes,
2.90%, 02/01/2023	4,803,000	4,723,032
3.80%, 02/01/2038	7,137,000	6,784,729
		11,507,761

Office REITs–0.18%
Alexandria Real Estate Equities, Inc., Sr. Unsec. Gtd. Global Notes, 3.95%, 01/15/2027	2,805,000	2,771,807
Hudson Pacific Properties, LP, Sr. Unsec. Gtd. Notes, 3.95%, 11/01/2027	4,677,000	4,482,438
		7,254,245

Office Services & Supplies–0.23%
Pitney Bowes Inc., Sr. Unsec. Global Notes,
3.63%, 10/01/2021	8,285,000	7,943,244
4.70%, 04/01/2023	1,205,000	1,134,206
		9,077,450

	Principal Amount	Value
Oil & Gas Drilling–0.03%
Ensco PLC, Sr. Unsec. Global Notes,
4.50%, 10/01/2024	$20,000	$16,400
7.75%, 02/01/2026	447,000	424,091
Noble Holding International Ltd. (United Kingdom), Sr. Unsec. Gtd. Global Notes, 7.75%, 01/15/2024	156,000	142,740
Precision Drilling Corp. (Canada), Sr. Unsec. Gtd. Global Notes,
5.25%, 11/15/2024	443,000	424,172
6.50%, 12/15/2021	55,000	56,238
7.75%, 12/15/2023	19,000	20,140
Transocean Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 04/15/2031	170,000	154,275
Vantage Drilling International,
Sr. Sec. Gtd. First Lien Global Notes, 7.50%, 11/01/2019(e)(f)	356,000	0
Sr. Sec. Second Lien Notes 10.00%, 12/31/2020(b)	9,000	8,865
		1,246,921

Oil & Gas Equipment & Services–0.02%
Archrock Partners, L.P./Archrock Partners Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 10/01/2022	85,000	85,637
SESI, L.L.C., Sr. Unsec. Gtd. Global Notes, 7.13%, 12/15/2021	223,000	227,739
Weatherford International Ltd., Sr. Unsec. Gtd. Notes,
6.50%, 08/01/2036	222,000	169,830
8.25%, 06/15/2023	312,000	303,420
		786,626

Oil & Gas Exploration & Production–0.56%
Antero Resources Corp., Sr. Unsec. Gtd. Global Notes, 5.63%, 06/01/2023	668,000	688,040
California Resources Corp., Sec. Gtd. Second Lien Notes, 8.00%, 12/15/2022(b)	104,000	82,680
Callon Petroleum Co., Sr. Unsec. Gtd. Global Notes, 6.13%, 10/01/2024	550,000	563,750
CNOOC Curtis Funding No. 1 Pty Ltd. (China), REGS, Sr. Unsec. Gtd. Euro Notes, 4.50%, 10/03/2023(b)	200,000	207,392
CNOOC Finance (2015) U.S.A. LLC (China), Sr. Unsec. Gtd. Global Notes, 3.50%, 05/05/2025	400,000	390,141
Concho Resources Inc., Sr. Unsec. Gtd. Global Notes, 4.38%, 01/15/2025	11,782,000	12,071,744
Continental Resources Inc., Sr. Unsec. Gtd. Global Notes, 3.80%, 06/01/2024	520,000	507,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco Core Plus Bond Fund

	Principal Amount	Value
Oil & Gas Exploration & Production–(continued)
Denbury Resources Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 05/01/2022	$80,000	$62,000
Dolphin Energy Ltd. (United Arab Emirates), REGS, Sr. Sec. Euro Bonds, 5.50%, 12/15/2021(b)	200,000	214,275
EP Energy LLC/Everest Acquisition Finance Inc., Sr. Sec. Gtd. First Lien Notes, 8.00%, 11/29/2024(b)	152,000	157,320
GeoPark Ltd. (Chile), Sr. Sec. First Lien Notes, 6.50%, 09/21/2024(b)	200,000	201,420
Gulfport Energy Corp., Sr. Unsec. Gtd. Global Notes,
6.00%, 10/15/2024	544,000	537,200
6.63%, 05/01/2023	35,000	36,138
Newfield Exploration Co., Sr. Unsec. Global Notes, 5.63%, 07/01/2024	609,000	644,017
Oasis Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 01/15/2023	504,000	516,915
Parsley Energy LLC/Parsley Finance Corp., Sr. Unsec. Gtd. Notes, 6.25%, 06/01/2024(b)	666,000	690,975
Pertamina Persero PT (Indonesia), REGS, Sr. Unsec. Medium-Term Euro Notes, 4.30%, 05/20/2023(b)	200,000	203,088
QEP Resources, Inc.,
Sr. Unsec. Global Notes,
5.25%, 05/01/2023	79,000	78,803
5.63%, 03/01/2026	77,000	76,038
Sr. Unsec. Notes, 6.88%, 03/01/2021	355,000	379,850
Range Resources Corp., Sr. Unsec. Gtd. Global Notes,
4.88%, 05/15/2025	531,000	511,419
5.88%, 07/01/2022	157,000	160,140
RSP Permian, Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 01/15/2025	501,000	507,262
SM Energy Co., Sr. Unsec. Global Notes, 6.13%, 11/15/2022	374,000	379,610
Southwestern Energy Co., Sr. Unsec. Global Notes, 4.10%, 03/15/2022	592,000	557,960
Tengizchevroil Finance Co. International Ltd. (Kazakhstan), REGS, Sr. Sec. Gtd. Euro Bonds, 4.00%, 08/15/2026(b)	200,000	194,342
Whiting Petroleum Corp., Sr. Unsec. Gtd. Global Notes, 6.25%, 04/01/2023	756,000	766,395
WildHorse Resource Development Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/2025	561,000	576,427

	Principal Amount	Value
Oil & Gas Exploration & Production–(continued)
WPX Energy Inc., Sr. Unsec. Notes, 5.25%, 09/15/2024	$454,000	$456,270
		22,418,611

Oil & Gas Refining & Marketing–0.08%
Phillips 66, Sr. Unsec. Gtd. Global Floating Rate Notes, 2.61% (3 mo. USD LIBOR + 0.60%), 02/26/2021(g)	2,489,000	2,491,488
Puma International Financing S.A. (Singapore), Sr. Unsec. Gtd. Notes, 5.00%, 01/24/2026(b)	200,000	196,487
Reliance Industries Ltd. (India), REGS, Sr. Unsec. Euro Notes, 4.13%, 01/28/2025(b)	250,000	250,800
Sunoco LP/Sunoco Finance Corp., Sr. Unsec. Gtd. Notes, 4.88%, 01/15/2023(b)	229,000	227,855
		3,166,630

Oil & Gas Storage & Transportation–7.69%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates),
Sr. Sec. Bonds, 4.60%, 11/02/2047(b)	325,000	317,894
Sr. Sec. Notes, 3.65%, 11/02/2029(b)	8,059,000	7,696,845
Antero Midstream Partners LP/Antero Midstream Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 09/15/2024	557,000	572,318
Energy Transfer Equity, L.P., Sr. Sec. First Lien Notes, 5.88%, 01/15/2024	1,012,000	1,075,250
Energy Transfer Partners, L.P.,
Series A, Jr. Unsec. Sub. Global Notes, 6.25%(c)	41,899,000	40,704,878
Series B, Jr. Unsec. Sub. Global Notes, 6.63%(c)	19,813,000	19,082,396
Energy Transfer, L.P., Sr. Unsec. Notes,
4.20%, 04/15/2027	3,519,000	3,427,648
4.75%, 01/15/2026	6,163,000	6,269,564
5.30%, 04/15/2047	7,439,000	7,185,158
Enterprise Products Operating LLC,
Sr. Unsec. Gtd. Global Notes, 4.25%, 02/15/2048	5,072,000	4,859,926
Sr. Unsec. Gtd. Notes, 2.85%, 04/15/2021	4,000,000	3,974,340
Series A, Jr. Unsec. Gtd. Sub. Variable Rate Notes, 5.48% (3 mo. USD LIBOR + 3.71%), 08/01/2066(g)	14,741,000	14,818,685
Series D, Jr. Unsec. Gtd. Sub. Deb., 4.88%, 08/16/2077	13,309,000	13,142,637
EQT Midstream Partners L.P., Sr. Unsec. Notes, 4.00%, 08/01/2024	2,255,000	2,205,798

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco Core Plus Bond Fund

	Principal Amount	Value
Oil & Gas Storage & Transportation–(continued)
Holly Energy Partners L.P./Holly Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.00%, 08/01/2024(b)	$158,000	$163,135
Kinder Morgan Energy Partners, L.P., Sr. Unsec. Gtd. Notes, 2.65%, 02/01/2019	6,243,000	6,233,310
Kinder Morgan, Inc., Sr. Unsec. Gtd. Medium-Term Global Notes,
7.75%, 01/15/2032	29,297,000	37,415,767
7.80%, 08/01/2031	2,350,000	2,987,104
MPLX LP,
Sr. Unsec. Global Bonds, 4.50%, 07/15/2023	10,896,000	11,267,710
Sr. Unsec. Global Notes, 4.00%, 03/15/2028	3,194,000	3,145,562
4.90%, 04/15/2058	3,943,000	3,809,402
5.50%, 02/15/2023	31,100,000	31,909,754
NGPL PipeCo. LLC,
Sr. Unsec. Bonds, 4.88%, 08/15/2027(b)	4,069,000	4,119,862
Sr. Unsec. Notes, 4.38%, 08/15/2022(b)	2,435,000	2,438,044
7.77%, 12/15/2037(b)	3,253,000	4,001,190
Plains All American Pipeline, L.P., Series B, Jr. Unsec. Sub. Notes, 6.13%(c)	32,643,000	32,153,355
Sabine Pass Liquefaction, LLC, Sr. Sec. First Lien Global Notes,
5.00%, 03/15/2027	4,086,000	4,247,076
5.63%, 04/15/2023	3,000,000	3,217,813
5.63%, 03/01/2025	322,000	346,871
SemGroup Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 03/15/2025	185,000	183,613
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Global Bonds,
5.13%, 02/01/2025	592,000	592,000
5.25%, 05/01/2023	12,336,000	12,544,232
Western Gas Partners, LP, Sr. Unsec. Notes, 5.30%, 03/01/2048	8,656,000	8,685,788
Williams Cos., Inc. (The),
Sr. Unsec. Global Notes, 4.55%, 06/24/2024	428,000	433,350
Sr. Unsec. Notes, 7.88%, 09/01/2021	109,000	122,625
Williams Partners L.P., Sr. Unsec. Notes, 4.13%, 11/15/2020	14,899,000	15,255,217
		310,606,117

Other Diversified Financial Services–0.31%
Fondo MIVIVIENDA S.A. (Peru), REGS, Sr. Unsec. Euro Notes, 3.50%, 01/31/2023(b)	300,000	295,125
Huarong Finance II Co., Ltd. (China), REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 2.88%(b)(c)	200,000	190,517

	Principal Amount	Value
Other Diversified Financial Services–(continued)
LPL Holdings Inc., Sr. Unsec. Gtd. Notes, 5.75%, 09/15/2025(b)	$175,000	$177,625
Majapahit Holding B.V. (Indonesia), REGS, Sr. Unsec. Gtd. Euro Notes, 7.75%, 01/20/2020(b)	200,000	216,640
Minmetals Bounteous Finance (BVI) Ltd. (China), REGS, Sr. Unsec. Gtd. Euro Bonds,
3.13%, 07/27/2021(b)	300,000	295,718
4.20%, 07/27/2026(b)	200,000	197,807
Peru Enhanced Pass-Through Finance Ltd. (Peru), REGS, Class A-2, Sr. Sec. First Lien Pass Through Euro Ctfs., 0.00% 06/02/2025(b)(h)	300,000	259,125
SMBC Aviation Capital Finance DAC (Ireland), Sr. Unsec. Gtd. Notes, 3.00%, 07/15/2022(b)	4,567,000	4,467,656
SPARC EM SPC Panama Metro Line 2 S.P. (Cayman Islands), Sr. Sec. Gtd. Notes, 0.00%, 12/05/2022(b)(h)	3,054,000	2,790,592
VFH Parent LLC/Orchestra Co-Issuer Inc., Sec. Gtd. Second Lien Notes, 6.75%, 06/15/2022(b)	3,331,000	3,499,549
		12,390,354

Packaged Foods & Meats–0.32%
Adecoagro S.A. (Argentina), Sr. Unsec. Notes, 6.00%, 09/21/2027(b)	150,000	143,205
B&G Foods, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 04/01/2025	332,000	320,380
BRF GmbH (Brazil), REGS, Sr. Unsec. Gtd. Euro Notes, 4.35%, 09/29/2026(b)	200,000	186,620
JBS Investments GmbH (Brazil), Sr. Unsec. Gtd. Notes, 7.25%, 04/03/2024(b)	500,000	498,750
Kraft Heinz Foods Co. (The), Sr. Unsec. Gtd. Global Notes, 4.38%, 06/01/2046	4,780,000	4,359,202
Lamb Weston Holdings, Inc., Sr. Unsec. Gtd. Notes, 4.63%, 11/01/2024(b)	498,000	502,980
Minerva Luxembourg S.A. (Brazil), Sr. Unsec. Gtd. Notes,
5.88%, 01/19/2028(b)	6,534,000	6,134,446
6.50%, 09/20/2026(b)	200,000	199,250
TreeHouse Foods, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 02/15/2024(b)	390,000	398,775
		12,743,608

Paper Packaging–0.01%
Plastipak Holdings Inc., Sr. Unsec. Notes, 6.25%, 10/15/2025(b)	449,000	459,103

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Invesco Core Plus Bond Fund

	Principal Amount	Value
Paper Products–0.01%
Fibria Overseas Finance Ltd. (Brazil), Sr. Unsec. Gtd. Global Notes, 4.00%, 01/14/2025	$102,000	$100,376
Mercer International Inc. (Canada),
Sr. Unsec. Global Notes,
6.50%, 02/01/2024	277,000	290,850
7.75%, 12/01/2022	26,000	27,527
Sr. Unsec. Notes, 5.50%, 01/15/2026(b)	98,000	97,755
		516,508

Personal Products–0.54%
Natura Cosmeticos S.A. (Brazil), Sr. Unsec. Notes, 5.38%, 02/01/2023(b)	21,372,000	21,612,435

Pharmaceuticals–0.13%
Catalent Pharma Solutions, Inc., Sr. Unsec. Gtd. Notes, 4.88%, 01/15/2026(b)	42,000	41,685
Endo DAC/Endo Finance LLC/Endo Finco Inc., Sr. Unsec. Gtd. Notes, 6.00%, 07/15/2023(b)	200,000	151,000
Teva Pharmaceutical Finance IV, B.V. (Israel), Sr. Unsec. Gtd. Global Notes, 3.65%, 11/10/2021	265,000	253,977
Valeant Pharmaceuticals International, Inc.,
Sr. Sec. Gtd. First Lien Notes, 5.50%, 11/01/2025(b)	129,000	128,113
Sr. Unsec. Gtd. Notes, 5.63%, 12/01/2021(b)	1,030,000	981,075
5.88%, 05/15/2023(b)	33,000	29,453
6.13%, 04/15/2025(b)	175,000	154,109
7.25%, 07/15/2022(b)	80,000	78,100
REGS, Sr. Sec. Gtd. First Lien Euro Notes, 7.00%, 03/15/2024(b)	150,000	158,437
Wyeth LLC, Sr. Unsec. Gtd. Global Notes, 6.00%, 02/15/2036	2,635,000	3,337,282
		5,313,231

Property & Casualty Insurance–0.21%
Allstate Corp. (The), Sr. Unsec. Notes, 4.20%, 12/15/2046	3,105,000	3,164,293
Arch Capital Finance LLC, Sr. Unsec. Gtd. Notes, 5.03%, 12/15/2046	3,499,000	3,843,481
Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/07/2087(b)	1,320,000	1,643,400
		8,651,174

Publishing–0.24%
Meredith Corp., Sr. Unsec. Notes, 6.88%, 02/01/2026(b)	9,171,000	9,480,521

Railroads–0.65%
Autopistas del Sol S.A. (Costa Rica), Sr. Sec. Notes, 7.38%, 12/30/2030(b)	198,000	212,615

	Principal Amount	Value
Railroads–(continued)
Autoridad del Canal de Panamá (Panama), REGS, Sr. Unsec. Euro Bonds, 4.95%, 07/29/2035(b)	$300,000	$323,625
CSX Corp., Sr. Unsec. Global Notes,
4.30%, 03/01/2048	12,760,000	12,655,596
4.65%, 03/01/2068	12,273,000	12,076,144
Kazakhstan Temir Zholy National Co. JSC (Kazakhstan), Sr. Unsec. Gtd. Notes, 4.85%, 11/17/2027(b)	250,000	250,549
Kenan Advantage Group Inc. (The), Sr. Unsec. Notes, 7.88%, 07/31/2023(b)	202,000	209,575
Lima Metro Line 2 Finance Ltd. (Peru), Sr. Sec. First Lien Bonds, 5.88%, 07/05/2034(b)	300,000	317,895
		26,045,999

Regional Banks–0.42%
CIT Group Inc., Sr. Unsec. Global Notes,
5.00%, 08/15/2022	199,000	205,716
5.00%, 08/01/2023	936,000	966,420
Huntington Bancshares, Inc., Series E, Jr. Sub. Global Notes, 5.70%(c)	8,560,000	8,640,250
M&T Bank Corp., Series F, Jr. Unsec. Sub. Global Notes, 5.13%(c)	1,218,000	1,242,665
Synovus Financial Corp., Sr. Unsec. Global Notes, 3.13%, 11/01/2022	5,925,000	5,795,657
		16,850,708

Reinsurance–0.02%
Reinsurance Group of America, Inc., Sr. Unsec. Medium-Term Notes, 4.70%, 09/15/2023	816,000	855,521

Research & Consulting Services–0.00%
IHS Markit Ltd., Sr. Unsec. Gtd. Notes, 5.00%, 11/01/2022(b)	174,000	180,960

Residential REITs–0.05%
Essex Portfolio L.P., Sr. Unsec. Gtd. Global Notes, 3.63%, 08/15/2022	2,135,000	2,153,416

Restaurants–1.02%
1011778 BC ULC/ New Red Finance, Inc. (Canada),
Sec. Gtd. Second Lien Notes, 5.00%, 10/15/2025(b)	13,925,000	13,637,797
Sr. Sec. Gtd. First Lien Notes, 4.63%, 01/15/2022(b)	14,340,000	14,465,475
Aramark Services, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 04/01/2025(b)	158,000	159,580
Carrols Restaurant Group, Inc., Sec. Gtd. Second Lien Global Notes, 8.00%, 05/01/2022	163,000	171,150
Darden Restaurants, Inc., Sr. Unsec. Global Notes, 4.55%, 02/15/2048	3,188,000	3,165,112

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Invesco Core Plus Bond Fund

	Principal Amount	Value
Restaurants–(continued)
IRB Holding Corp., Sr. Unsec. Gtd. Notes, 6.75%, 02/15/2026(b)	$9,611,000	$9,635,028
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsec. Gtd. Notes, 4.75%, 06/01/2027(b)	84,000	82,320
		41,316,462

Retail REITs–0.05%
Brixmor Operating Partnership LP, Sr. Unsec. Global Notes, 3.25%, 09/15/2023	2,040,000	1,977,534

Semiconductor Equipment–0.00%
Entegris Inc., Sr. Unsec. Gtd. Notes, 4.63%, 02/10/2026(b)	94,000	92,825

Semiconductors–1.51%
Analog Devices, Inc., Sr. Unsec. Global Notes, 3.13%, 12/05/2023	4,975,000	4,910,625
Broadcom Corp./Broadcom Cayman Finance Ltd., Sr. Unsec. Gtd. Global Notes,
3.00%, 01/15/2022	18,410,000	18,031,940
3.50%, 01/15/2028	16,035,000	14,835,362
Micron Technology, Inc., Sr. Unsec. Global Notes, 5.50%, 02/01/2025	437,000	455,572
NXP B.V./NXP Funding LLC (Netherlands), Sr. Unsec. Gtd. Notes,
3.88%, 09/01/2022(b)	13,736,000	13,804,680
4.63%, 06/01/2023(b)	4,902,000	5,062,786
5.75%, 03/15/2023(b)	2,120,000	2,187,628
QUALCOMM Inc., Sr. Unsec. Global Notes, 3.00%, 05/20/2022	1,652,000	1,618,164
		60,906,757

Sovereign Debt–1.80%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec. Global Bonds, 6.25%, 04/22/2019	9,010,000	9,284,805
Sr. Unsec. Global Notes, 4.63%, 01/11/2023	21,561,000	20,704,166
5.88%, 01/11/2028	12,714,000	11,905,072
6.88%, 01/11/2048	151,000	138,524
Bahamas Government International Bond (Bahamas), Sr. Unsec. Notes, 6.00%, 11/21/2028(b)	427,000	446,215
Banque Ouest Africaine de Développement (Supranational), Sr. Unsec. Notes, 5.00%, 07/27/2027(b)	200,000	202,275
Bermuda Government International Bond (Bermuda), REGS, Sr. Unsec. Euro Notes, 3.72%, 01/25/2027(b)	200,000	196,000

	Principal Amount	Value
Sovereign Debt–(continued)
Colombia Government International Bond (Colombia), Sr. Unsec. Global Notes, 3.88%, 04/25/2027	$300,000	$292,575
Dominican Republic International Bond (Dominican Republic), Sr. Unsec. Bonds, 5.50%, 01/27/2025(b)	455,000	470,356
Ecuador Government International Bond (Ecuador),
Sr. Unsec. Bonds, 8.75%, 06/02/2023(b)	200,000	213,500
Sr. Unsec. Notes, 7.88%, 01/23/2028(b)	200,000	200,200
Guatemala Government Bond (Guatemala), Sr. Unsec. Notes, 4.50%, 05/03/2026(b)	200,000	198,766
Jamaica Government International Bond (Jamaica), Sr. Unsec. Global Notes,
6.75%, 04/28/2028	303,000	339,739
7.88%, 07/28/2045	4,332,000	5,274,210
8.00%, 03/15/2039	200,000	242,680
KazAgro National Management Holding JSC (Kazakhstan), REGS, Sr. Unsec. Medium-Term Euro Notes, 4.63%, 05/24/2023(b)	200,000	200,701
Kenya Government International Bond (Kenya), Sr. Unsec. Notes, 7.25%, 02/28/2028(b)	200,000	202,760
KSA Sukuk Ltd. (Saudi Arabia), Sr. Unsec. Notes, 3.63%, 04/20/2027(b)	200,000	192,610
Mexico Government International Bond (Mexico),
Sr. Unsec. Global Notes, 4.15%, 03/28/2027	200,000	199,950
Sr. Unsec. Medium-Term Global Notes, 4.75%, 03/08/2044	200,000	193,000
Nigeria Government International Bond (Nigeria), Sr. Unsec. Notes, 7.14%, 02/23/2030(b)	2,547,000	2,620,226
Oman Government International Bond (Oman), Sr. Unsec. Notes,
4.13%, 01/17/2023(b)	9,487,000	9,208,357
5.63%, 01/17/2028(b)	6,578,000	6,557,542
6.75%, 01/17/2048(b)	209,000	208,179
Philippine Government International Bond (Philippines), Sr. Unsec. Global Bonds, 3.95%, 01/20/2040	200,000	195,847
Provincia de Buenos Aires (Argentina), REGS, Sr. Unsec. Euro Notes, 5.75%, 06/15/2019(b)	500,000	511,750
Provincia de Córdoba (Argentina), Sr. Unsec. Notes, 7.13%, 08/01/2027(b)	150,000	150,308
Provincia de Río Negro (Argentina), Sr. Unsec. Notes, 7.75%, 12/07/2025(b)	150,000	143,250

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Invesco Core Plus Bond Fund

	Principal Amount	Value
Sovereign Debt–(continued)
Republic of Poland Government International Bond (Poland), Sr. Unsec. Global Notes,
3.25%, 04/06/2026	$85,000	$84,046
4.00%, 01/22/2024	150,000	155,532
Saudi Government International Bond (Saudi Arabia), Sr. Unsec. Notes, 2.88%, 03/04/2023(b)	280,000	270,224
Senegal Government International Bond (Senegal), Unsec. Notes, 6.25%, 05/23/2033(b)	390,000	387,757
Slovenia Government International Bond (Slovenia), REGS, Sr. Unsec. Euro Notes, 5.25%, 02/18/2024(b)	300,000	330,839
Trinidad & Tobago Government International Bond (Trinidad), Sr. Unsec. Notes, 4.50%, 08/04/2026(b)	200,000	206,000
Turkey Government Internaional Bond (Turkey), Sr. Unsec. Global Notes,
4.88%, 04/16/2043	200,000	164,253
5.75%, 05/11/2047	200,000	181,248
Uruguay Government International Bond (Uruguay), Sr. Unsec. Global Bonds,
4.13%, 11/20/2045	150,000	142,125
5.10%, 06/18/2050	150,000	156,150
		72,771,737

Specialized Consumer Services–0.01%
ServiceMaster Co., LLC (The),
Sr. Unsec. Gtd. Notes, 5.13%, 11/15/2024(b)	259,000	255,763
Sr. Unsec. Notes, 7.45%, 08/15/2027	191,000	207,235
		462,998

Specialized Finance–1.98%
AerCap Global Aviation Trust (Ireland), Jr. Unsec. Gtd. Sub. Notes, 6.50%, 06/15/2045(b)	41,843,000	45,608,870
Air Lease Corp., Sr. Unsec. Global Notes,
3.00%, 09/15/2023	8,891,000	8,659,150
3.38%, 06/01/2021	3,965,000	3,994,470
3.63%, 12/01/2027	6,790,000	6,473,184
3.88%, 04/01/2021	2,425,000	2,471,132
Aircastle Ltd.,
Sr. Unsec. Global Notes, 4.13%, 05/01/2024	86,000	85,033
7.63%, 04/15/2020	55,000	59,331
Sr. Unsec. Notes, 5.00%, 04/01/2023	327,000	338,000
Aviation Capital Group LLC, Sr. Unsec. Notes, 3.50%, 11/01/2027(b)	12,925,000	12,220,278
		79,909,448

	Principal Amount	Value
Specialized REITs–0.60%
American Tower Corp., Sr. Unsec. Notes, 5.05%, 09/01/2020	$718,000	$751,131
Crown Castle International Corp., Sr. Unsec. Global Bonds, 3.80%, 02/15/2028	11,031,000	10,673,486
Crown Castle Towers LLC, Sr. Sec. Gtd. First Lien Notes, 4.88%, 08/15/2020(b)	4,419,000	4,573,337
Equinix Inc., Sr. Unsec. Notes, 5.88%, 01/15/2026	981,000	1,030,050
GLP Capital LP/GLP Financing II Inc., Sr. Unsec. Gtd. Notes, 5.38%, 04/15/2026	156,000	161,655
Iron Mountain Inc., Sr. Unsec. Gtd. Notes, 6.00%, 08/15/2023	142,000	148,212
Iron Mountain US Holdings, Inc., Sr. Unsec. Gtd. Notes, 5.38%, 06/01/2026(b)	522,000	516,780
Rayonier A.M. Products Inc., Sr. Unsec. Gtd. Notes, 5.50%, 06/01/2024(b)	585,000	585,000
Regency Centers, L.P., Sr. Unsec. Gtd. Notes, 4.13%, 03/15/2028	5,120,000	5,120,384
SBA Communications Corp., Sr. Unsec. Global Notes, 4.88%, 09/01/2024	566,000	560,340
		24,120,375

Specialty Chemicals–0.06%
Ashland LLC, Sr. Unsec. Gtd. Global Notes, 4.75%, 08/15/2022	180,000	184,500
Axalta Coating Systems, LLC, Sr. Unsec. Gtd. Notes, 4.88%, 08/15/2024(b)	560,000	564,200
Braskem Netherlands Finance B.V. (Brazil), Sr. Unsec. Gtd. Notes, 3.50%, 01/10/2023(b)	200,000	194,000
GCP Applied Technologies Inc., Sr. Unsec. Gtd. Notes, 9.50%, 02/01/2023(b)	120,000	131,850
Kraton Polymers LLC/Kraton Polymers Capital Corp., Sr. Unsec. Gtd. Notes, 10.50%, 04/15/2023(b)	134,000	150,415
Platform Specialty Products Corp., Sr. Unsec. Gtd. Notes, 5.88%, 12/01/2025(b)	590,000	587,787
PolyOne Corp., Sr. Unsec. Global Notes, 5.25%, 03/15/2023	183,000	185,745
PQ Corp.,
Sr. Sec. Gtd. First Lien Notes, 6.75%, 11/15/2022(b)	93,000	98,464
Sr. Unsec. Gtd. Notes, 5.75%, 12/15/2025(b)	50,000	50,875
Venator Finance S.a.r.l./Venator Materials Corp., Sr. Unsec. Gtd. Notes, 5.75%, 07/15/2025(b)	75,000	76,688
		2,224,524

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Invesco Core Plus Bond Fund

	Principal Amount	Value
Steel–0.11%
Cleveland-Cliffs Inc., Sr. Unsec. Gtd. Notes, 5.75%, 03/01/2025(b)	$404,000	$393,647
FMG Resources (August 2006) Pty. Ltd. (Australia), Sr. Sec. Gtd. Notes, 9.75%, 03/01/2022(b)	276,000	305,226
Steel Dynamics, Inc., Sr. Unsec. Gtd. Global Notes,
5.00%, 12/15/2026	108,000	110,430
5.13%, 10/01/2021	2,592,000	2,630,880
United States Steel Corp., Sr. Unsec. Global Notes, 6.88%, 08/15/2025	574,000	605,570
Vale Canada Ltd. (Brazil), Sr. Unsec. Global Bonds, 7.20%, 09/15/2032	200,000	230,500
		4,276,253

Systems Software–0.30%
Microsoft Corp., Sr. Unsec. Global Notes, 4.25%, 02/06/2047	3,476,000	3,717,499
VMware, Inc., Sr. Unsec. Global Notes, 2.30%, 08/21/2020	8,427,000	8,222,154
		11,939,653

Technology Distributors–0.14%
Avnet, Inc., Sr. Unsec. Global Notes, 4.63%, 04/15/2026	5,031,000	5,076,985
CDW LLC/CDW Finance Corp., Sr. Unsec. Gtd. Notes, 5.00%, 09/01/2025	408,000	413,610
		5,490,595

Technology Hardware, Storage & Peripherals–0.68%
Apple Inc., Sr. Unsec. Global Notes, 4.25%, 02/09/2047	2,965,000	3,063,295
Dell International LLC/ EMC Corp.,
Sr. Sec. Gtd. First Lien Notes,
6.02%, 06/15/2026(b)	7,684,000	8,233,572
8.35%, 07/15/2046(b)	11,927,000	15,136,859
Sr. Unsec. Gtd. Notes, 7.13%, 06/15/2024(b)	913,000	986,251
Diebold Nixdorf, Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/2024	200,000	211,750
		27,631,727

Thrifts & Mortgage Finance–0.09%
Nationwide Building Society (United Kingdom), Unsec. Sub. Notes, 4.13%, 10/18/2032(b)	3,820,000	3,687,758

Tobacco–0.21%
BAT Capital Corp. (United Kingdom), Sr. Unsec. Gtd. Notes,
2.76%, 08/15/2022(b)	2,129,000	2,070,433
3.22%, 08/15/2024(b)	6,463,000	6,234,446
		8,304,879

	Principal Amount	Value
Trading Companies & Distributors–0.06%
BMC East, LLC, Sr. Sec. Gtd. First Lien Notes, 5.50%, 10/01/2024(b)	$481,000	$489,417
H&E Equipment Services, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 09/01/2025(b)	521,000	534,025
Herc Rentals Inc., Sec. Gtd. Second Lien Notes, 7.75%, 06/01/2024(b)	479,000	524,361
United Rentals North America, Inc.,
Sr. Unsec. Gtd. Global Notes, 5.50%, 07/15/2025	130,000	134,388
Sr. Unsec. Gtd. Notes,
5.50%, 05/15/2027	722,000	740,772
5.88%, 09/15/2026	40,000	42,170
		2,465,133

Trucking–0.22%
Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Notes, 5.25%, 03/15/2025(b)	99,000	95,906
DAE Funding LLC (United Arab Emirates), Sr. Unsec. Gtd. Notes,
4.00%, 08/01/2020(b)	6,449,000	6,352,265
4.50%, 08/01/2022(b)	2,561,000	2,490,573
		8,938,744

Wireless Telecommunication Services–0.85%
América Móvil, S.A.B. de C.V. (Mexico), Sr. Unsec. Gtd. Global Notes, 6.13%, 03/30/2040	1,115,000	1,357,838
Axiata SPV2 Bhd. (Malaysia), REGS, Sr. Unsec. Medium-Term Euro Notes, 4.36%, 03/24/2026(b)	200,000	204,082
Bharti Airtel International Netherlands B.V. (India), Sr. Unsec. Gtd. Notes, 5.35%, 05/20/2024(b)	500,000	525,830
Bharti Airtel Ltd. (India), REGS, Sr. Unsec. Euro Notes, 4.38%, 06/10/2025(b)	200,000	197,601
CB Escrow Corp., Sr. Unsec. Notes, 8.00%, 10/15/2025(b)	31,000	30,458
Digicel Group Ltd. (Jamaica), Sr. Unsec. Notes, 8.25%, 09/30/2020(b)	254,000	238,443
Empresa Nacional de Telecomunicaciones S.A. (Chile), REGS, Sr. Unsec. Euro Notes, 4.88%, 10/30/2024(b)	700,000	720,467
Rogers Communications Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 5.00%, 03/15/2044	2,955,000	3,246,535
Sprint Communications Inc.,
Sr. Unsec. Global Notes, 11.50%, 11/15/2021	140,000	165,900
Sr. Unsec. Gtd. Notes, 7.00%, 03/01/2020(b)	105,000	111,181

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Invesco Core Plus Bond Fund

	Principal Amount	Value
Wireless Telecommunication Services–(continued)
Sprint Corp., Sr. Unsec. Gtd. Global Notes,
7.25%, 09/15/2021	$179,000	$187,279
7.63%, 02/15/2025	90,000	90,225
7.88%, 09/15/2023	1,415,000	1,468,062
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Class A-1, Sr. Sec. Gtd. First Lien Asset-Backed Notes, 3.36%, 03/20/2023(b)	25,395,000	25,521,975
Turkcell Iletisim Hizmetleri A.S. (Turkey), Sr. Unsec. Notes, 5.75%, 10/15/2025(b)	330,000	349,341
		34,415,217
Total U.S. Dollar Denominated Bonds & Notes (Cost $2,437,772,575)		2,418,865,135

U.S. Government Sponsored Agency Mortgage-Backed Securities–18.39%
Collateralized Mortgage Obligations–0.22%
Fannie Mae REMICs, IO, 7.00%, 05/25/2033	11,658	2,816
6.00%, 07/25/2033	8,067	1,513
Freddie Mac Multifamily Securitization, IO, Series K038, Class XI, Variable Rate Pass Through Ctfs., 1.17%, 03/25/2024(i)	25,269,475	1,458,478
Freddie Mac Whole Loan Securities Trust, Series 2017-SC02, Class 2A1, Pass Through Ctfs., 3.50%, 05/25/2047	6,355,477	6,396,481
Ginnie Mae REMICs, IO, 1.55%, 09/20/2064(i)	10,480,522	907,220
		8,766,508

Federal Home Loan Mortgage Corp. (FHLMC)–4.09%
Pass Through Ctfs.,
6.00%, 07/01/2019 to 02/01/2034	328,754	363,225
7.00%, 07/01/2019 to 10/01/2034	1,448,886	1,613,132
3.50%, 08/01/2026	789,356	805,219
7.50%, 05/01/2030 to 05/01/2035	863,754	995,260
8.50%, 08/01/2031	46,421	54,505
3.00%, 02/01/2032	2,811,036	2,803,087
6.50%, 07/01/2032 to 09/01/2036	351,201	395,770
8.00%, 08/01/2032	40,930	47,147
5.50%, 01/01/2034 to 07/01/2040	2,829,805	3,119,984
5.00%, 07/01/2034 to 06/01/2040	3,102,936	3,360,236
4.50%, 02/01/2040 to 10/01/2046	33,695,846	35,709,843

	Principal Amount	Value
Federal Home Loan Mortgage Corp. (FHLMC)–(continued)
Pass Through Ctfs., ARM,
3.73% (1 yr. USD LIBOR + 1.95%), 12/01/2036(g)	$96,316	$101,556
3.89% (1 yr. USD LIBOR + 2.08%), 02/01/2037(g)	21,231	22,448
3.70% (1 yr. USD LIBOR + 1.88%), 05/01/2037(g)	188,533	198,198
Pass Through Ctfs., TBA,
3.50%, 04/01/2048(j)	80,850,000	80,641,552
4.00%, 04/01/2048(j)	34,000,000	34,775,768
		165,006,930

Federal National Mortgage Association (FNMA)–11.77%
Pass Through Ctfs.,
5.00%, 03/01/2018 to 12/01/2039	818,089	883,398
5.50%, 03/01/2021 to 06/01/2040	1,759,672	1,933,901
7.50%, 03/01/2021 to 08/01/2037	772,184	885,039
8.00%, 08/01/2021 to 04/01/2033	80,515	94,737
6.00%, 03/01/2022 to 10/01/2039	35,056	37,451
6.50%, 07/01/2028 to 01/01/2037	138,073	154,299
7.00%, 07/01/2029 to 02/01/2034	535,848	595,221
9.50%, 04/01/2030	12,772	14,569
3.50%, 12/12/2030 to 11/11/2046	40,757,190	40,989,745
8.50%, 10/01/2032	78,791	94,789
3.00%, 08/01/2043	4,370,188	4,268,500
Pass Through Ctfs., ARM,
3.31% (1 yr. U.S. Treasury Yield Curve Rate + 2.20%), 05/01/2035(g)	282,869	298,819
3.49% (1 yr. USD LIBOR + 1.67%), 01/01/2037(g)	136,106	141,963
3.50% (1 yr. USD LIBOR + 1.74%), 03/01/2038(g)	84,420	88,504
Pass Through Ctfs., TBA,
2.50%, 04/01/2033(j)	40,620,000	39,587,046
3.00%, 04/01/2033 to 04/01/2048(j)	204,660,000	200,228,588
3.50%, 04/01/2033 to 04/01/2048(j)	81,500,000	81,967,406
4.00%, 04/01/2048(j)	101,000,000	103,306,507
		475,570,482

Government National Mortgage Association (GNMA)–2.31%
Pass Through Ctfs.,
7.50%, 06/15/2023 to 05/15/2032	17,867	18,800
9.00%, 09/15/2024 to 10/15/2024	12,188	12,237
8.50%, 02/15/2025	5,401	5,421

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Invesco Core Plus Bond Fund

	Principal Amount	Value
Government National Mortgage Association (GNMA)–(continued)
8.00%, 08/15/2025 to 09/15/2026	$34,178	$35,478
6.56%, 01/15/2027	127,698	142,170
7.00%, 10/15/2028 to 09/15/2032	304,603	340,517
6.00%, 11/15/2028 to 02/15/2033	75,235	84,308
6.50%, 01/15/2029 to 09/15/2034	150,045	167,064
5.50%, 06/15/2035	72,888	79,749
5.00%, 07/15/2035 to 08/15/2035	57,485	60,808
Pass Through Ctfs., ARM,
2.38% (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 01/20/2025(g)	34,375	35,292
2.63% (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 05/20/2025(g)	10,117	10,399
3.00% (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 06/20/2025(g)	6,697	6,813
Pass Through Ctfs., TBA,
3.00%, 04/01/2048(j)	59,000,000	57,626,409
4.00%, 04/01/2048(j)	33,930,000	34,764,997
		93,390,462
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $744,938,838)		742,734,382

Asset-Backed Securities–17.40%
Adjustable Rate Mortgage Trust,
Series 2004-2, Class 6A1, Variable Rate Pass Through Ctfs., 3.61%, 02/25/2035(i)	2,339,705	2,361,107
Series 2005-1, Class 4A1, Variable Rate Pass Through Ctfs., 3.61%, 05/25/2035(i)	1,455,234	1,460,146
Angel Oak Mortgage Trust LLC, Series 2017-3, Class A1, Variable Rate Pass Through Ctfs., 2.71%, 11/25/2047(b)(i)	6,446,715	6,463,640
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class AS, Variable Rate Pass Through Ctfs., 3.99%, 09/15/2048(i)	4,394,000	4,450,810
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-6, Class 1A3, Variable Rate Pass Through Ctfs., 3.30%, 08/25/2033(i)	271,110	270,745
Series 2004-10, Class 21A1, Variable Rate Pass Through Ctfs., 3.77%, 01/25/2035(i)	825,538	832,775
Series 2006-1, Class A1, Floating Rate Pass Through Ctfs., 3.87% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(g)	908,399	913,055

	Principal Amount	Value
Bear Stearns ALT-A Trust, Series 2004-11, Class 2A3, Variable Rate Pass Through Ctfs., 3.50%, 11/25/2034(i)	$2,664,942	$2,654,103
BlueMountain CLO Ltd. (Cayman Islands), Series 2014-4A, Class A1R, Floating Rate Pass Through Ctfs., 2.82% (3 mo. USD LIBOR + 1.35%), 11/30/2026(b)(g)	7,083,333	7,097,878
BX Trust, Series 2017-SLCT, Class A, Floating Rate Pass Through Ctfs., 2.48% (1 mo. USD LIBOR + 0.92%), 07/15/2034(b)(g)	13,397,000	13,450,258
Canyon Capital CLO Ltd., Series 2006-1A, Class A2, Floating Rate Pass Through Ctfs., 1.86% (3 mo. USD LIBOR + 0.27%), 12/15/2020(b)(g)	10,192,993	10,188,445
Carlyle Global Market Strategies CLO Ltd (Cayman Islands), Series 2014-1A, Class AR, Floating Rate Pass Through Ctfs., 3.03% (3 mo. USD LIBOR + 1.30%), 04/17/2025(b)(g)	10,000,000	10,007,500
Cent CLO Ltd. (Cayman Islands), Series 2014-22A, Class A1R, Floating Rate Pass Through Ctfs., 3.20% (3 mo. USD LIBOR + 1.41%), 11/07/2026(b)(g)	11,785,000	11,833,174
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class C, Variable Rate Pass Through Ctfs., 5.75%, 12/15/2047(b)(i)	5,000,000	5,359,231
CGDB Commercial Mortgage Trust, Series 2017-BIO, Class C, Floating Rate Pass Through Ctfs., 2.66% (1 mo. USD LIBOR + 1.10%), 05/15/2030(b)(g)	5,570,000	5,578,695
CGDBB Commercial Mortgage Trust,
Series 2017-BIOC, Class A, Floating Rate Pass Through Ctfs., 2.35% (1 mo. USD LIBOR + 0.79%), 07/15/2032(b)(g)	12,581,000	12,619,825
Series 2017-BIOC, Class B, Floating Rate Pass Through Ctfs., 2.53% (1 mo. USD LIBOR + 0.97%), 07/15/2032(b)(g)	4,250,000	4,264,575
Series 2017-BIOC, Class C, Floating Rate Pass Through Ctfs., 2.61% (1 mo. USD LIBOR + 1.05%), 07/15/2032(b)(g)	17,124,000	17,183,506
Series 2017-BIOC, Class D, Floating Rate Pass Through Ctfs., 3.16% (1 mo. USD LIBOR + 1.60%), 07/15/2032(b)(g)	4,973,000	4,981,644
CGRBS Commercial Mortgage Trust, Series 2013-VN05, Class A, Pass Through Ctfs., 3.37%, 03/13/2035(b)	1,647,256	1,650,913

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Invesco Core Plus Bond Fund

	Principal Amount	Value
Chase Mortgage Trust,
Series 2016-1, Class M3, Variable Rate Pass Through Ctfs., 3.75%, 04/25/2045(b)(i)	$3,064,541	$3,032,497
Series 2016-2, Class M2, Variable Rate Pass Through Ctfs., 3.75%, 12/25/2045(b)(i)	11,769,727	11,731,566
Series 2016-2, Class M3, Variable Rate Pass Through Ctfs., 3.75%, 12/25/2045(b)(i)	5,237,330	5,170,276
Citigroup Commercial Mortgage Trust,
Series 2012-GC8, Class B, Pass Through Ctfs., 4.29%, 09/10/2045(b)	1,300,000	1,327,989
Series 2013-GC11, Class D, Variable Rate Pass Through Ctfs., 4.38%, 04/10/2046(b)(i)	752,554	694,983
Series 2015-GC27, Class A5, Pass Through Ctfs., 3.14%, 02/10/2048	1,233,335	1,214,244
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-HYB3, Class 2A, Variable Rate Pass Through Ctfs., 3.19%, 09/25/2034(i)	1,879,945	1,831,877
Series 2004-UST1, Class A4, Variable Rate Pass Through Ctfs., 3.42%, 08/25/2034(i)	682,565	666,726
COLT Mortgage Loan Trust, Series 2018-1, Class A1, Variable Rate Pass Through Ctfs., 2.93%, 02/25/2048(b)(i)	9,959,886	9,986,108
Commercial Mortgage Trust,
Series 2013-SFS, Class A1, Pass Through Ctfs., 1.87%, 04/12/2035(b)	471,509	455,487
Series 2015-CR25, Class B, Variable Rate Pass Through Ctfs., 4.55%, 08/10/2048(i)	5,267,000	5,461,694
Series 2016-GCT, Class B, Pass Through Ctfs., 3.09%, 08/10/2029(b)	4,595,000	4,517,259
Series 2016-GCT, Class C, Variable Rate Pass Through Ctfs., 3.46%, 08/10/2029(b)(i)	2,115,000	2,098,352
Series 2017-DLTA, Class A, Floating Rate Pass Through Ctfs., 2.24% (1 mo. USD LIBOR + 0.85%), 08/15/2035(b)(g)	23,105,000	23,162,360
Countrywide Asset-Backed Ctfs., Series 2003-1, Class 3A, Floating Rate Pass Through Ctfs., 2.30% (1 mo. USD LIBOR + 0.68%), 06/25/2033(g)	155,639	155,008
Countrywide Home Loans Mortgage Pass Through Trust, Series 2007-13, Class A10, Pass Through Ctfs., 6.00%, 08/25/2037	419,505	374,109
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR5, Class 3A1, Variable Rate Pass Through Ctfs., 3.53%, 06/25/2034(i)	2,224,231	2,253,359

	Principal Amount	Value
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4, Pass Through Ctfs., 3.72%, 08/15/2048	$1,125,283	$1,142,409
DB Master Finance LLC,
Series 2015-1A, Class A2II, Pass Through Ctfs., 3.98%, 02/20/2045(b)	16,162,140	16,290,797
Series 2017-1A, Class A2I, Pass Through Ctfs., 3.63%, 11/20/2047(b)	12,069,750	11,996,728
DBUBS Mortgage Trust, Series 2011-LC1A, Class E, Variable Rate Pass Through Ctfs., 5.70%, 11/10/2046(b)(i)	638,333	659,165
Deephaven Residential Mortgage Trust,
Series 2017-2A, Class A2, Variable Rate Pass Through Ctfs., 2.61%, 06/25/2047(b)(i)	1,491,523	1,464,757
Series 2017-2A, Class A3, Variable Rate Pass Through Ctfs., 2.71%, 06/25/2047(b)(i)	1,612,850	1,584,988
Series 2017-3A, Class A1, Variable Rate Pass Through Ctfs., 2.58%, 10/25/2047(b)(i)	10,115,860	10,013,654
Series 2017-3A, Class A2, Variable Rate Pass Through Ctfs., 2.71%, 10/25/2047(b)(i)	3,974,848	3,936,974
Series 2018-1A, Class A1, Variable Rate Pass Through Ctfs., 2.98%, 12/25/2057(b)(i)	19,167,744	19,218,608
Deutsche Mortgage Securities Inc Re-REMIC Trust Certificates, Series 2007-WM1, Class A1, Variable Rate Pass Through Ctfs., 3.24%, 06/27/2037(b)(i)	8,598,187	8,760,133
Dominos Pizza Master Issuer LLC, Series 2017-1A, Class A2II, Pass Through Ctfs., 3.08%, 07/25/2047(b)	13,583,740	13,291,385
First Horizon Alternative Mortgage Securities Trust,
Series 2005-FA8, Class 2A1, Pass Through Ctfs., 5.00%, 11/25/2020	89,835	90,408
Series 2006-FA5, Class A3, Pass Through Ctfs., 6.25%, 08/25/2036	226,261	183,197
Galton Funding Mortgage Trust, Series 2018-1, Class A43, Variable Rate Pass Through Ctfs., 3.50%, 11/25/2057(b)(i)	8,370,094	8,422,091
GMACM Mortgage Loan Trust, Series 2006-AR1, Class 1A1, Variable Rate Pass Through Ctfs., 3.90%, 04/19/2036(i)	960,297	913,255
GP Portfolio Trust, Series 2014-GPP, Class B, Floating Rate Pass Through Ctfs., 3.14% (1 mo. USD LIBOR + 1.55%), 02/15/2027(b)(g)	5,000,000	5,006,776

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Invesco Core Plus Bond Fund

	Principal Amount	Value
GS Mortgage Securities Corp II, Series 2013-KING, Class A, Pass Through Ctfs., 2.71%, 12/10/2027(b)	$1,435,995	$1,432,901
GS Mortgage Securities Trust, Series 2013-G1, Class A1, Pass Through Ctfs., 2.06%, 04/10/2031(b)	873,028	839,879
GSR Mortgage Loan Trust, Series 2005-AR6, Class 3A2, Variable Rate Pass Through Ctfs., 3.46%, 09/25/2035(i)	435,996	437,240
H/2 Asset Funding Ltd. (Cayman Islands), Series 2015-1A, Class AFL, Floating Rate Pass Through Ctfs., 3.27% (1 mo. USD LIBOR + 1.65%), 06/24/2049(b)(g)	648,578	652,307
Harborview Mortgage Loan Trust, Series 2005-9, Class 2A1C, Floating Rate Pass Through Ctfs., 2.04% (1 mo. USD LIBOR + 0.45%), 06/20/2035(g)	29,082	29,010
Hertz Vehicle Financing II L.P.,
Series 2015-1A, Class A, Pass Through Ctfs., 2.73%, 03/25/2021(b)	13,789,000	13,686,100
Series 2018-1A, Class A, Pass Through Ctfs.,
3.29%, 02/25/2024(b)	8,320,000	8,217,578
4.39%, 02/25/2024(b)	3,217,000	3,182,696
HMH Trust, Series 2017-NSS, Class A, Pass Through Ctfs., 3.06%, 07/05/2031(b)	9,500,000	9,274,405
ICG US CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1BR, Pass Through Ctfs., 2.97%, 01/25/2027(b)	15,847,000	15,736,532
InTown Hotel Portfolio Trust,
Series 2018-STAY, Class A, Floating Rate Pass Through Ctfs., 2.26% (1 mo. USD LIBOR + 0.70%), 01/15/2033(b)(g)	15,995,000	16,029,130
Series 2018-STAY, Class B, Floating Rate Pass Through Ctfs., 2.61% (1 mo. USD LIBOR + 1.05%), 01/15/2033(b)(g)	8,640,000	8,658,541
Invitation Homes Trust,
Series 2017-SFR2, Class A, Floating Rate Pass Through Ctfs., 2.44% (1 mo. USD LIBOR + 0.85%), 12/17/2036(b)(g)	6,131,271	6,195,836
Series 2017-SFR2, Class B, Floating Rate Pass Through Ctfs., 2.74% (1 mo. USD LIBOR + 1.15%), 12/17/2036(b)(g)	3,221,000	3,256,662
Series 2017-SFR2, Class C, Floating Rate Pass Through Ctfs., 3.04% (1 mo. USD LIBOR + 1.45%), 12/17/2036(b)(g)	6,188,000	6,274,753
Series 2017-SFR2, Class D, Floating Rate Pass Through Ctfs., 3.39% (1 mo. USD LIBOR + 1.80%), 12/17/2036(b)(g)	4,706,000	4,786,695
Series 2018-SFR1, Class A, Floating Rate Pass Through Ctfs., 2.27% (1 mo. USD LIBOR + 0.70%), 03/17/2037(b)(g)	32,000,000	32,035,181

	Principal Amount	Value
Jimmy Johns Funding LLC,
Series 2017-1A, Class A2I, Pass Through Ctfs., 3.61%, 07/30/2047(b)	$13,312,697	$13,281,414
Series 2017-1A, Class A2II, Pass Through Ctfs., 4.85%, 07/30/2047(b)	9,253,500	9,368,299
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class B, Variable Rate Pass Through Ctfs., 3.81%, 12/15/2047(b)(i)	5,000,000	5,012,785
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2011-C5, Class D, Variable Rate Pass Through Ctfs., 5.41%, 08/15/2046(b)(i)	452,400	444,733
Series 2012-CBX, Class E, Variable Rate Pass Through Ctfs., 5.21%, 06/15/2045(b)(i)	613,211	601,005
Series 2013-LC11, Class C, Variable Rate Pass Through Ctfs., 3.96%, 04/15/2046(i)	2,864,000	2,828,516
JP Morgan Mortgage Trust,
Series 2005-A3, Class 1A1, Variable Rate Pass Through Ctfs., 3.26%, 06/25/2035(i)	961,564	952,805
Series 2005-A3, Class 6A5, Variable Rate Pass Through Ctfs., 3.56%, 06/25/2035(i)	1,039,268	1,022,552
Series 2005-A5, Class 1A2, Variable Rate Pass Through Ctfs., 3.58%, 08/25/2035(i)	1,111,265	1,109,834
Series 2005-A6, Class 7A1, Variable Rate Pass Through Ctfs., 3.65%, 08/25/2035(i)	845,437	827,637
Series 2007-A4, Class 3A1, Variable Rate Pass Through Ctfs., 3.38%, 06/25/2037(i)	1,227,247	1,117,432
Series 2015-3, Class B2, Variable Rate Pass Through Ctfs., 3.68%, 05/25/2045(b)(i)	9,353,024	8,846,338
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C17, Class C, Variable Rate Pass Through Ctfs., 4.88%, 01/15/2047(i)	12,750,000	13,122,759
Series 2015-C31, Class A3, Pass Through Ctfs., 3.80%, 08/15/2048	1,064,445	1,088,462
Series 2016-C1, Class B, Variable Rate Pass Through Ctfs., 4.75%, 03/15/2049(i)	5,083,000	5,395,059
Lehman Mortgage Trust, Series 2006-1, Class 3A5, Pass Through Ctfs., 5.50%, 02/25/2036	324,811	340,750
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2, Pass Through Ctfs., 2.77%, 01/20/2041(b)	90,860	90,542
MAD Mortgage Trust, Series 2017-330M, Class A, Variable Rate Pass Through Ctfs., 3.29%, 08/15/2034(b)(i)	11,633,000	11,487,875

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Invesco Core Plus Bond Fund

	Principal Amount	Value
Merrill Lynch Mortgage Investors Trust,
Series 2005-3, Class 3A, Variable Rate Pass Through Ctfs., 3.30%, 11/25/2035(i)	$1,339,876	$1,351,349
Series 2005-A5, Class A9, Variable Rate Pass Through Ctfs., 3.19%, 06/25/2035(i)	1,844,327	1,849,537
Morgan Stanley Capital I Trust,
Series 2006-HQ10, Class AJ, Variable Rate Pass Through Ctfs., 5.39%, 11/12/2041(i)	1,597,292	1,600,152
Series 2014-150E, Class C, Variable Rate Pass Through Ctfs., 4.30%, 09/09/2032(b)(i)	3,350,000	3,435,180
Series 2015-XLF2, Class AFSA, Floating Rate Pass Through Ctfs., 3.42% (1 mo. USD LIBOR + 1.87%), 08/15/2026(b)(g)	400,682	402,751
Series 2017-CLS, Class A, Floating Rate Pass Through Ctfs., 2.26% (1 mo. USD LIBOR + 0.70%), 11/15/2034(b)(g)	18,372,000	18,408,468
Series 2017-CLS, Class B, Floating Rate Pass Through Ctfs., 2.41% (1 mo. USD LIBOR + 0.85%), 11/15/2034(b)(g)	9,024,000	9,044,744
Series 2017-CLS, Class C, Floating Rate Pass Through Ctfs., 2.56% (1 mo. USD LIBOR + 1.00%), 11/15/2034(b)(g)	6,124,000	6,141,907
Natixis Commercial Mortgage Securities Trust, Series 2018-285M, Class E, Variable Rate Pass Through Ctfs., 3.79%, 11/15/2032(b)(i)	6,250,000	5,993,486
Northwoods Capital XI Ltd. (Cayman Islands), Series 2014-11A, Class AR, Floating Rate Pass Through Ctfs., 2.91% (3 mo. USD LIBOR + 1.19%), 04/15/2025(b)(g)	18,793,000	18,811,686
Northwoods Capital XII Ltd. (Cayman Islands), Series 2014-12A, Class AR, Floating Rate Pass Through Ctfs., 2.82% (3 mo. USD LIBOR + 1.23%), 09/15/2025(b)(g)	4,250,000	4,261,971
OCP CLO Ltd. (Cayman Islands), Series 2012-2A, Class A1R, Floating Rate Pass Through Ctfs., 3.30% (3 mo. USD LIBOR + 1.40%), 11/22/2025(b)(g)	4,901,622	4,949,908
Provident Home Equity Loan Trust, Series 2000-2, Class A1, Floating Rate Pass Through Ctfs., 2.10% (1 mo. USD LIBOR + 0.54%), 08/25/2031(g)	193,743	170,350
RBSSP Resecuritization Trust, Series 2009-12, Class 17A1, Variable Rate Pass Through Ctfs., 3.16%, 10/25/2035(b)(i)	1,033,008	1,040,669
Regatta V Funding Ltd. (Cayman Islands), Series 2014-1A, Class A1AR, Floating Rate Pass Through Ctfs., 2.91% (3 mo. USD LIBOR + 1.16%), 10/25/2026(b)(g)	5,200,000	5,213,359

	Principal Amount	Value
Residential Funding Mortgage Sec I Trust, Series 2005-S9, Class A10, Pass Through Ctfs., 6.25%, 12/25/2035	$1,213,918	$1,184,566
Sequoia Mortgage Trust,
Series 2013-3, Class A1, Variable Rate Pass Through Ctfs., 2.00%, 03/25/2043(i)	1,697,316	1,573,694
Series 2013-4, Class A3, Variable Rate Pass Through Ctfs., 1.55%, 04/25/2043(i)	1,348,434	1,307,155
Series 2013-7, Class A2, Variable Rate Pass Through Ctfs., 3.00%, 06/25/2043(i)	1,426,615	1,384,361
Shellpoint Asset Funding Trust, Series 2013-1, Class A3, Variable Rate Pass Through Ctfs., 3.75%, 07/25/2043(b)(i)	2,336,065	2,311,901
Specialty Underwriting & Residential Finance Trust, Series 2004-BC2, Class A2, Floating Rate Pass Through Ctfs., 2.16% (1 mo. USD LIBOR + 0.54%), 05/25/2035(g)	41,645	39,290
Starwood Waypoint Homes Trust, Series 2017-1, Class D, Floating Rate Pass Through Ctfs., 3.54% (1 mo. USD LIBOR + 1.95%), 01/17/2035(b)(g)	16,580,000	16,823,273
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-8, Class 3A, Variable Rate Pass Through Ctfs., 3.55%, 07/25/2034(i)	1,864,565	1,864,860
Series 2004-12, Class 3A2, Variable Rate Pass Through Ctfs., 3.56%, 09/25/2034(i)	1,404,466	1,392,708
Suntrust Alternative Loan Trust, Series 2005-1F, Class 2A8, Pass Through Ctfs., 6.00%, 12/25/2035	292,368	290,661
Symphony CLO II Ltd. (Cayman Islands), Series 2006-2A, Class A3, Floating Rate Pass Through Ctfs., 1.89% (3 mo. USD LIBOR + 0.42%), 10/25/2020(b)(g)	1,256,165	1,259,669
Thornburg Mortgage Securities Trust,
Series 2003-6, Class A2, Floating Rate Pass Through Ctfs., 2.12% (1 mo. USD LIBOR + 1.00%), 12/25/2033(g)	923,053	851,560
Series 2005-1, Class A3, Variable Rate Pass Through Ctfs., 3.34%, 04/25/2045(i)	1,875,005	1,887,927
Series 2005-2, Class A1, Variable Rate Pass Through Ctfs., 3.08%, 07/25/2045(i)	2,083,678	2,035,247
Towd Point Mortgage Trust, Series 2017-2, Class A1, Variable Rate Pass Through Ctfs., 2.75%, 04/25/2057(b)(i)	6,583,739	6,532,024

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Invesco Core Plus Bond Fund

	Principal Amount	Value
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C3, Class A4, Pass Through Ctfs., 3.09%, 08/10/2049	$264,769	$263,886
Series 2012-C4, Class A5, Pass Through Ctfs., 2.85%, 12/10/2045	532,433	524,343
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class C, Variable Rate Pass Through Ctfs., 6.05%, 01/10/2045(b)(i)	4,500,000	4,870,131
Verus Securitization Trust, Series 2018-1, Class A1, Variable Rate Pass Through Ctfs., 2.93%, 02/25/2048(b)(i)	21,184,842	21,220,159
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class AJ, Variable Rate Pass Through Ctfs., 5.83%, 07/15/2045(i)	595,165	595,324
WaMu Mortgage Pass Through Trust,
Series 2003-AR8, Class A, Variable Rate Pass Through Ctfs., 3.23%, 08/25/2033(i)	683,208	694,027
Series 2007-HY2, Class 2A2, Variable Rate Pass Through Ctfs., 3.43%, 11/25/2036(i)	888,546	841,679
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-J, Class 2A1, Variable Rate Pass Through Ctfs., 3.48%, 10/25/2033(i)	690,595	701,569
Series 2004-Z, Class 2A1, Variable Rate Pass Through Ctfs., 3.74%, 12/25/2034(i)	477,835	487,802
Series 2005-AR2, Class 2A2, Variable Rate Pass Through Ctfs., 3.91%, 03/25/2035(i)	1,244,934	1,264,872
Series 2005-AR14, Class A1, Variable Rate Pass Through Ctfs., 3.46%, 08/25/2035(i)	601,486	610,823
Series 2005-AR16, Class 4A8, Variable Rate Pass Through Ctfs., 3.46%, 10/25/2035(i)	4,620,000	4,718,714
Series 2006-AR8, Class 1A3, Variable Rate Pass Through Ctfs., 3.61%, 04/25/2036(i)	942,183	937,574
Series 2007-7, Class A1, Pass Through Ctfs., 6.00%, 06/25/2037	666,808	664,636
Wendys Funding LLC, Series 2018-1A, Class A2II, 3.88%, 03/15/2048(b)	11,250,000	11,188,463

	Principal Amount	Value
WFRBS Commercial Mortgage Trust,
Series 2011-C5, Class B, Variable Rate Pass Through Ctfs., 5.67%, 11/15/2044(b)(i)	$5,000,000	$5,364,057
Series 2012-C6, Class B, Pass Through Ctfs., 4.70%, 04/15/2045	5,739,000	5,958,937
Series 2012-C9, Class D, Variable Rate Pass Through Ctfs., 4.79%, 11/15/2045(b)(i)	568,832	540,892
Series 2013-C14, Class A5, Pass Through Ctfs., 3.34%, 06/15/2046	1,485,143	1,492,711
Series 2013-C15, Class B, Variable Rate Pass Through Ctfs., 4.48%, 08/15/2046(i)	3,800,000	3,917,737
Series 2013-C16, Class B, Variable Rate Pass Through Ctfs., 5.03%, 09/15/2046(i)	3,127,000	3,300,265
Series 2014-C20, Class A2, Pass Through Ctfs., 3.04%, 05/15/2047	1,018,550	1,022,409
Total Asset-Backed Securities (Cost $706,366,317)		702,990,910

U.S. Treasury Securities–9.06%
U.S. Treasury Bills–0.46%(k)(l)
0.00%, 07/26/2018	235,000	233,314
1.58%, 07/26/2018	760,000	754,547
1.59%, 07/26/2018	14,250,000	14,147,756
1.60%, 07/26/2018	770,000	764,475
1.64%, 07/26/2018	10,000	9,928
1.68%, 07/26/2018	2,625,000	2,606,166
		18,516,186

U.S. Treasury Notes–7.82%
2.25%, 02/15/2021	84,725,500	84,338,279
2.63%, 02/28/2023	202,793,100	202,591,098
2.75%, 02/28/2025	16,833,000	16,783,028
2.75%, 02/15/2028	12,277,200	12,154,667
		315,867,072

U.S. Treasury Bonds–0.78%
2.75%, 11/15/2047	34,270,800	31,758,055
Total U.S. Treasury Securities (Cost $366,827,157)		366,141,313

	Shares
Preferred Stocks–1.96%
Diversified Banks–1.44%
Bank of America Corp., Series L, $72.50 Conv. Pfd.	1,100	1,407,483
Wells Fargo & Co., Class A, Series L, $75.00 Conv. Pfd.	44,663	56,945,325
		58,352,808

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Invesco Core Plus Bond Fund

	Shares		Value
Investment Banking & Brokerage–0.47%
Goldman Sachs Group, Inc. (The), Series J, 5.50% Pfd.		446,324	$11,814,196
Morgan Stanley, Series F, 6.88% Pfd.		249,737	7,042,584
			18,856,780

Regional Banks–0.05%
CIT Group Inc., Series A, 5.80% Pfd.		45,000	45,562
PNC Financial Services Group, Inc. (The), Series P, 6.13% Pfd.		27,000	748,440
SunTrust Banks, Inc., Series G, 5.05% Pfd.		1,187,000	1,188,484
			1,982,486
Total Preferred Stocks (Cost $79,532,466)			79,192,074

	Principal Amount

Agency Credit Risk Transfer Notes–0.82%
Fannie Mae Connecticut Avenue Securities,
4.62% (1 mo. USD LIBOR + 3.00%), 10/25/2029(g)		$11,300,000	12,081,298
4.47% (1 mo. USD LIBOR + 2.85%), 11/25/2029(g)		11,000,000	11,579,873
Freddie Mac, Series 2017-HQA2, Class M2, Floating Rate STACR® Debt Notes, 4.27% (1 mo. USD LIBOR + 2.65%), 12/25/2029(g)		9,000,000	9,358,485
Total Agency Credit Risk Transfer Notes (Cost $32,034,914)			33,019,656

Variable Rate Senior Loan Interests–0.58%(m)
Cable & Satellite–0.19%
CSC Holdings, LLC, Term Loan,—, 01/25/2026(n)		7,700,000	7,719,250

Food Retail–0.39%
Albertson's LLC, Term Loan B-4, 4.40% (1 mo. USD LIBOR + 2.75%), 08/25/2021		15,827,994	15,644,389
Total Variable Rate Senior Loan Interests (Cost $22,946,972)			23,363,639

Non-U.S. Dollar Denominated Bonds & Notes–0.04%(o)
Food Retail-0.00%
Iceland Bondco PLC (United Kingdom), REGS, Sr. Sec. Gtd. First Lien Euro Notes, 4.63%, 03/15/2025(b)	GBP	100,000	127,797

Health Care Services–0.01%
Synlab Unsecured Bondco PLC (United Kingdom), REGS, Sr. Unsec. Gtd. Euro Bonds, 8.25%, 07/01/2023(b)	EUR	150,000	196,806

	Principal Amount		Value
Sovereign Debt–0.03%
Argentine Republic Government International Bond (Argentina), Sr. Unsec. Euro Bonds,
3.38%, 01/15/2023	EUR	121,000	$146,492
5.25%, 01/15/2028	EUR	100,000	118,851
6.25%, 11/09/2047	EUR	100,000	114,013
Ivory Coast Government International Bond (Ivory Coast), Sr. Unsec. Bonds, 5.13%, 06/15/2025(b)	EUR	100,000	128,473
Republic of South Africa Government Bond (South Africa), Series 2044, Unsec. Bonds, 8.75%, 01/31/2044	ZAR	2,250,000	184,521
Romanian Government International Bond (Romania), Sr. Unsec. Notes, 2.38%, 04/19/2027(b)	EUR	163,000	202,588
Uruguay Government International Bond (Uruguay), Sr. Unsec. Global Notes, 4.38%, 12/15/2028	UYU	2,500,000	160,184
			1,055,122
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $1,317,191)			1,379,725

Municipal Obligations–0.03%
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J); Series 2010 A, Taxable Build America RB, 6.64%, 04/01/2057		$500,000	613,960
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project M); Series 2010 A, Taxable Build America RB, 6.66%, 04/01/2057		550,000	670,236
Total Municipal Obligations (Cost $1,050,000)			1,284,196

	Shares

Common Stocks & Other Equity Interests–0.00%
Auto Parts & Equipment–0.00%
Exide Technologies(p)		14,555	13,099

Other Diversified Financial Services–0.00%
iPayment Holdings, Inc.–Wts., expiring 12/29/2022(p)		172,245	129,184
Total Common Stocks & Other Equity Interests (Cost $19,529)			142,283

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                         Invesco Core Plus Bond Fund

	Shares	Value
Money Market Funds–6.78%
Invesco Government & Agency Portfolio–Institutional Class, 1.30%(q)	95,877,056	$95,877,056
Invesco Liquid Assets Portfolio–Institutional Class, 1.55%(q)	68,461,547	68,468,393
Invesco Treasury Portfolio–Institutional Class, 1.29%(q)	109,573,780	109,573,780
Total Money Market Funds (Cost $273,920,428)		273,919,229

Shares	Value
Options Purchased–0.15%
(Cost $7,446,364)(r)	$6,239,734
TOTAL INVESTMENTS IN SECURITIES–115.09% (Cost $4,674,172,751)	4,649,272,276
OTHER ASSETS LESS LIABILITIES–(15.09)%	(609,590,439)
NET ASSETS–100.00%	$4,039,681,837

Investment Abbreviations:

ARM	– Adjustable Rate Mortgage
CLO	– Collateralized Loan Obligation
Conv.	– Convertible
Ctfs.	– Certificates
Deb.	– Debentures
EUR	– Euro
GBP	– British Pound Sterling
Gtd.	– Guaranteed
IO	– Interest only

Jr.	– Junior
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
PIK	– Pay-in-Kind
RB	– Revenue Bonds
REGS	– Regulation S
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
Sec.	– Secured

Sr.	– Senior
STACR®	– Structured Agency Credit Risk
Sub.	– Subordinated
TBA	– To Be Announced
Unsec.	– Unsecured
USD	– U.S. Dollar
UYU	– Uruguayan Peso
Wts.	– Warrants
ZAR	– South African Rand

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the "1933 Act"). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2018 was $1,339,965,757, which represented 33.17% of the Fund's Net Assets.
(c)	Perpetual bond with no specified maturity date.
(d)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(f)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at February 28, 2018 represented less than 1% of the Fund's Net Assets.
(g)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2018.
(h)	Zero coupon bond issued at a discount.
(i)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect February 28, 2018.
(j)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1L.
(k)	Securities are traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(l)	All or a portion of the value was pledged and/or designated as collateral to cover margin requirements for open futures contracts and swap agreements. See Note 1K and 1O.
(m)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act, and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund's portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate ("LIBOR"), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(n)	This variable rate interest will settle after February 28, 2018, at which time the interest rate will be determined.
(o)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(p)	Non-income producing security.
(q)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of February 28, 2018.
(r)	The table below details options purchased: See Note 1M, 1N and Note 4:

Open Exchange-Traded Index Options Purchased — Equity Risk
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(s)		Value
S&P 500 Index	Call	01/17/2020	800	USD	2,550	USD	204,000,000	$2,967,200

(s)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                         Invesco Core Plus Bond Fund

Open Over-The-Counter Foreign Currency Options Purchased
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
EUR versus CHF	Call	Deutsche Bank Securities Inc.	04/26/2018	CHF	1.150	EUR	55,000,000	$653,929
EUR versus USD	Call	Bank of America Merrill Lynch	04/12/2018	USD	1.250	EUR	120,000,000	503,319
GBP versus CHF	Call	Goldman Sachs International	04/03/2018	CHF	1.350	GBP	49,000,000	37,884
USD versus CHF	Call	BNP Paribas S.A.	04/10/2018	CHF	1.000	USD	70,000,000	7,163
USD versus CNY	Call	JPMorgan Chase Bank, N.A.	02/01/2019	CNY	6.830	USD	80,000,000	584,822
Subtotal — Over-The-Counter Foreign Currency Call Options Purchased								1,787,117
USD versus JPY	Put	Deutsche Bank Securities Inc.	04/16/2018	JPY	107.000	USD	80,000,000	1,210,330
USD versus MXN	Put	Morgan Stanley & Co. International PLC	08/13/2018	MXN	17.460	USD	64,000,000	275,087
Subtotal — Over-The-Counter Foreign Currency Put Options Purchased								1,485,417
Total Foreign Currency Options Purchased — Currency Risk								3,272,534
Total Options Purchased (Cost $7,446,364)								$6,239,734

Open Over-The-Counter Foreign Currency Options Written
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Premiums Received	Notional Value		Value	Unrealized Appreciation
USD versus MXN	Call	Morgan Stanley & Co. International PLC	08/13/2018	MXN	22.170	$1,156,928	USD	64,000,000	$(519,438)	$637,490
USD versus CNY	Put	JPMorgan Chase Bank, N.A.	02/01/2019	CNY	6.260	901,593	USD	80,000,000	(839,061)	62,532
Total Foreign Currency Options Written-Currency Risk						$2,058,521			$(1,358,499)	$700,022

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
U.S Treasury 2 Year Notes	170	June-2018	$36,119,688	$(5,676)	$(5,676)
U.S Treasury 5 Year Notes	1,177	June-2018	134,095,243	(104,106)	(104,106)
U.S Treasury Long Bonds	271	June-2018	38,871,563	134,855	134,855
U.S Treasury Ultra Bonds	387	June-2018	60,323,625	265,141	265,141
Subtotal — Long Futures Contracts				290,214	290,214
Short Futures Contracts
U.S Treasury 10 Year Notes	356	June-2018	(42,736,688)	82,590	82,590
U.S Treasury 10 Year Ultra Bonds	2,503	June-2018	(320,540,438)	756,312	756,312
Subtotal — Short Futures Contracts				838,902	838,902
Total Futures Contracts — Interest Rate Risk				$1,129,116	$1,129,116

Open Forward Foreign Currency Contracts
Settlement Date		Contract to				Unrealized Appreciation (Depreciation)
	Counterparty	Deliver		Receive
04/12/2018	BNP Paribas S.A.	USD	9,510,870	CHF	9,221,549	$291,869
04/12/2018	JPMorgan Chase Bank, N.A.	USD	14,800,183	CHF	14,363,696	468,787
04/12/2018	Merrill Lynch International	CHF	23,585,246	USD	25,265,124	193,414
04/30/2018	Deutsche Bank Securities Inc.	EUR	58,450,000	CHF	67,651,153	378,950
04/30/2018	Deutsche Bank Securities Inc.	USD	31,092,923	EUR	25,850,000	590,748
04/30/2018	JPMorgan Chase Bank, N.A.	USD	39,158,142	EUR	32,600,000	798,827
05/31/2018	Barclays Bank PLC	GBP	68,227	USD	95,413	1,104
05/31/2018	Barclays Bank PLC	USD	40,089,341	CLP	23,872,000,000	27,524
05/31/2018	Goldman Sachs International	EUR	819,561	USD	1,016,849	9,869
05/31/2018	JPMorgan Chase Bank, N.A.	CHF	60,599,404	USD	65,304,319	611,704
05/31/2018	JPMorgan Chase Bank, N.A.	JPY	4,249,061,000	USD	40,113,485	28,173
05/31/2018	JPMorgan Chase Bank, N.A.	USD	80,000,000	JPY	8,699,600,000	2,071,352
05/31/2018	Morgan Stanley & Co. International PLC	USD	67,686,097	JPY	7,243,079,760	644,556
Subtotal — Appreciation						6,116,877

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                         Invesco Core Plus Bond Fund

Open Forward Foreign Currency Contracts–(continued)
Settlement Date		Contract to				Unrealized Appreciation (Depreciation)
	Counterparty	Deliver		Receive
04/16/2018	Merrill Lynch International	EUR	26,880,000	USD	32,781,773	$(131,732)
04/30/2018	Deutsche Bank Securities Inc.	CHF	29,646,073	USD	31,082,064	(478,344)
04/30/2018	JPMorgan Chase Bank, N.A.	CHF	38,005,080	USD	39,150,022	(1,309,159)
05/31/2018	Goldman Sachs International	USD	31,018,125	EUR	25,000,000	(301,030)
08/15/2018	Morgan Stanley & Co. International PLC	MXN	465,450,000	USD	23,200,000	(824,387)
08/15/2018	Morgan Stanley & Co. International PLC	USD	24,487,058	MXN	465,450,000	(462,671)
Subtotal — Depreciation						(3,507,323)
Total Open Forward Foreign Currency Contracts — Currency Risk						$2,609,554

Open Centrally Cleared Interest Rate Swap Agreements
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)(a)
Receive	6 Month EURIBOR	Semi–Annually	(0.874)%	Annually	10/31/2027	EUR	(31,600,000)	$—	$658,171	$658,171
Receive	6 Month EURIBOR	Semi–Annually	(0.850)	Annually	11/01/2027	EUR	(31,600,000)	—	751,051	751,051
Subtotal — Appreciation								—	1,409,222	1,409,222
Pay	3 Month USD LIBOR	Quarterly	2.498	Semi-Annually	12/19/2026	USD	54,200,000	—	(1,641,843)	(1,641,843)
Pay	3 Month USD LIBOR	Quarterly	2.351	Semi-Annually	02/13/2027	USD	27,000,000	—	(1,154,393)	(1,154,393)
Pay	3 Month USD LIBOR	Quarterly	2.500	Semi-Annually	03/07/2027	USD	77,400,000	—	(2,417,421)	(2,417,421)
Pay	3 Month USD LIBOR	Quarterly	2.386	Semi-Annually	10/31/2027	USD	40,000,000	—	(1,659,312)	(1,659,312)
Pay	3 Month USD LIBOR	Quarterly	2.357	Semi-Annually	11/01/2027	USD	40,000,000	—	(1,766,627)	(1,766,627)
Subtotal — Depreciation								—	(8,639,596)	(8,639,596)
Total Centrally Cleared Interest Rate Swap Agreements — Interest Rate Risk								$—	$(7,230,374)	$(7,230,374)

(a)	The daily variation margin receivable at period-end is recorded in the Statement of Assets and Liabilities.

Abbreviations:

CHF	– Swiss Franc
CLP	– Chilean Peso
CNY	– Chinese Yuan
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate

GBP	– British Pound Sterling
JPY	– Japanese Yen
LIBOR	– London Interbank Offered Rate
MXN	– Mexican Peso
USD	– U.S. Dollar

Portfolio Composition

By security type, based on Total Investments

as of February 28, 2018

U.S. Dollar Denominated Bonds & Notes	52.0%
U.S. Government Sponsored Agency Mortgage-Backed Securities	16.0
Asset-Backed Securities	15.1
U.S. Treasury Securities	7.9
Preferred Stocks	1.7
Security types each less than 1% portfolio	1.4
Money Market Funds	5.9

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                         Invesco Core Plus Bond Fund

Statement of Assets and Liabilities

February 28, 2018

(Unaudited)

Assets:
Investments in securities, at value (Cost $4,400,252,323)	$4,375,353,047
Investments in affiliated money market funds, at value (Cost $273,920,428)	273,919,229
Other investments:
Variation margin receivable — centrally cleared swap agreements	682,837
Swaps receivable – Centrally Cleared	38
Unrealized appreciation on forward foreign currency contracts outstanding	6,116,877
Deposits with brokers:
Cash collateral — OTC Derivatives	720,000
Cash	4,183,249
Foreign currencies, at value (Cost $3,501,874)	3,450,842
Receivable for:
Investments sold	744,907,766
Fund shares sold	20,515,254
Dividends and interest	28,719,092
Fund expenses absorbed	197,668
Investments matured, at value (Cost $97,194)	186,375
Principal paydowns	46,989
Investment for trustee deferred compensation and retirement plans	130,662
Other assets	147,869
Total assets	5,459,277,794

Liabilities:
Other investments:
Options written, at value (premiums received $2,058,521)	1,358,499
Variation margin payable — futures contracts	496,194
Unrealized depreciation on forward foreign currency contracts outstanding	3,507,323
Payable for:
Investments purchased	1,407,683,764
Dividends	1,258,795
Fund shares reacquired	3,801,616
Accrued fees to affiliates	960,821
Accrued trustees’ and officers’ fees and benefits	9,470
Accrued other operating expenses	370,189
Trustee deferred compensation and retirement plans	149,286
Total liabilities	1,419,595,957
Net assets applicable to shares outstanding	$4,039,681,837

Net assets consist of:
Shares of beneficial interest	$4,112,570,323
Undistributed net investment income	(885,921)
Undistributed net realized gain (loss)	(44,348,301)
Net unrealized appreciation (depreciation)	(27,654,264)
$4,039,681,837

Net Assets:
Class A	$875,229,244
Class C	$140,277,226
Class R	$14,579,697
Class Y	$1,908,383,667
Class R5	$8,235,454
Class R6	$1,092,976,549

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	81,956,805
Class C	13,141,573
Class R	1,365,743
Class Y	178,591,620
Class R5	771,614
Class R6	102,403,874
Class A:
Net asset value per share	$10.68
Maximum offering price per share
(Net asset value of $10.68 ÷ 95.75%)	$11.15
Class C:
Net asset value and offering price per share	$10.67
Class R:
Net asset value and offering price per share	$10.68
Class Y:
Net asset value and offering price per share	$10.69
Class R5:
Net asset value and offering price per share	$10.67
Class R6:
Net asset value and offering price per share	$10.67

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33                         Invesco Core Plus Bond Fund

Statement of Operations

For the six months ended February 28, 2018

(Unaudited)

Investment income:
Interest (net of foreign withholding taxes of $232)	$58,455,636
Dividends from affiliated money market funds	2,145,063
Dividends	1,399,507
Total investment income	62,000,206

Expenses:
Advisory fees	7,413,322
Administrative services fees	292,915
Custodian fees	17,374
Distribution fees:
Class A	1,044,140
Class B	10,880
Class C	679,448
Class R	30,374
Transfer agent fees — A, B, C, R and Y	1,798,903
Transfer agent fees — R5	2,177
Transfer agent fees — R6	2,208
Trustees’ and officers’ fees and benefits	32,970
Registration and filing fees	156,164
Reports to shareholders	52,673
Professional services fees	26,317
Other	27,575
Total expenses	11,587,440
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(1,210,146)
Net expenses	10,377,294
Net investment income	51,622,912

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(7,048,872)
Foreign currencies	1,128,593
Forward foreign currency contracts	(12,720,069)
Futures contracts	(2,754,329)
Option contracts written	845,722
Swap agreements	(8,011,820)
(28,560,775)
Change in net unrealized appreciation (depreciation) of:
Investment securities	(76,209,282)
Foreign currencies	(56,540)
Forward foreign currency contracts	(251,084)
Futures contracts	(126,277)
Option contracts written	66,139
Swap agreements	(12,174,090)
(88,751,134)
Net realized and unrealized gain (loss)	(117,311,909)
Net increase (decrease) in net assets resulting from operations	$(65,688,997)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34                         Invesco Core Plus Bond Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2018 and the year ended August 31, 2017

(Unaudited)

	February 28, 2018	August 31, 2017
Operations:
Net investment income	$51,622,912	$72,235,858
Net realized gain (loss)	(28,560,775)	(975,172)
Change in net unrealized appreciation (depreciation)	(88,751,134)	24,540,318
Net increase (decrease) in net assets resulting from operations	(65,688,997)	95,801,004

Distributions to shareholders from net investment income:
Class A	(12,128,507)	(20,764,232)
Class B	(22,643)	(98,923)
Class C	(1,453,411)	(2,469,732)
Class R	(161,637)	(232,383)
Class Y	(25,094,945)	(22,112,990)
Class R5	(103,784)	(108,453)
Class R6	(17,761,986)	(35,493,900)
Total distributions from net investment income	(56,726,913)	(81,280,613)

Distributions to shareholders from net realized gains:
Class A	—	(971,424)
Class B	—	(7,548)
Class C	—	(154,780)
Class R	—	(11,703)
Class Y	—	(722,824)
Class R5	—	(6,212)
Class R6	—	(1,507,462)
Total distributions from net realized gains	—	(3,381,953)

Share transactions–net:
Class A	97,144,634	120,979,944
Class B	(3,035,643)	(3,265,745)
Class C	14,129,988	22,078,328
Class R	4,596,839	2,829,212
Class Y	684,123,823	982,782,379
Class R5	3,650,405	4,562,834
Class R6	10,230,812	(26,764,022)
Net increase in net assets resulting from share transactions	810,840,858	1,103,202,930
Net increase in net assets	688,424,948	1,114,341,368

Net assets:
Beginning of period	3,351,256,889	2,236,915,521
End of period (includes undistributed net investment income of $(885,921) and $4,218,080, respectively)	$4,039,681,837	$3,351,256,889

Notes to Financial Statements

February 28, 2018

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Core Plus Bond Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of fourteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

35                         Invesco Core Plus Bond Fund

The Fund’s investment objective is total return, comprised of current income and capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares were permitted to continue to reinvest dividends and capital gains distributions in Class B shares until their conversion to Class A shares. Also, shareholders in Class B shares were able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they converted to Class A shares. Generally, Class B shares automatically converted to Class A shares on or about the month-end, which was at least eight years after the date of purchase. Redemptions of Class B shares prior to the conversion date were subject to a CDSC. Effective January 26, 2018, all of the Fund’s outstanding Class B shares were converted to Class A shares, in advance of their normally scheduled conversion. No CDSC was paid in connection with this early conversion.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

36                         Invesco Core Plus Bond Fund

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.

Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on

37                         Invesco Core Plus Bond Fund

investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

K.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
L.	Dollar Rolls and Forward Commitment Transactions — The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments. Dollar roll transactions may be considered borrowings under the 1940 Act.

Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.

M.	Call Options Purchased and Written — The Fund may write call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. An uncovered call option exists without the ownership of the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written)

38                         Invesco Core Plus Bond Fund

without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on call options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing an uncovered call option is that the Fund may incur significant losses if the value of the written security exceeds the exercise price of the option.

When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on call options purchased are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

N.	Put Options Purchased and Written — The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on put options purchased and put options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities and Option contracts written, respectively. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

O.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount

39                         Invesco Core Plus Bond Fund

of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

Notional amounts of each individual credit default swap agreement outstanding as of February 28, 2018 for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

P.	Other Risks — The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.
Q.	Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
R.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.45%
Next $500 million	0.425%
Next $1.5 billion	0.40%
Next $2.5 billion	0.375%
Over $5 billion	0.35%

For the six months ended February 28, 2018, the effective advisory fees incurred by the Fund was 0.40%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2018, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.75%, 1.50%, 1.00%, 0.50%, 0.50% and 0.50%, respectively, of the Fund’s average daily net assets (the “expense limits”). Prior to their conversion to Class A shares, the expense limit for Class B shares was 1.50%

40                         Invesco Core Plus Bond Fund

of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limit, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2019, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended February 28, 2018, the Adviser waived advisory fees of $259,981 and reimbursed class level expenses of $306,222, $798, $49,816, $4,454 and $584,193 of Class A, Class B, Class C, Class R and Class Y shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2018, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2018, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Prior to their conversion to Class A shares, the Fund paid an annual rate of 1.00% of the average daily net assets of Class B shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2018, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2018, IDI advised the Fund that IDI retained $122,270 in front-end sales commissions from the sale of Class A shares and $33,547 and $6,344 from Class A and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

41                         Invesco Core Plus Bond Fund

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the six months ended February 28, 2018, there were no material transfers between valuation levels.

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$2,418,865,135	$0	$2,418,865,135
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	742,734,382	—	742,734,382
Asset-Backed Securities	—	702,990,910	—	702,990,910
U.S. Treasury Securities	—	366,141,313	—	366,141,313
Preferred Stocks	77,958,028	1,234,046	—	79,192,074
Agency Credit Risk Transfer Notes	—	33,019,656	—	33,019,656
Variable Rate Senior Loan Interests	—	23,363,639	—	23,363,639
Non-U.S. Dollar Denominated Bonds & Notes	—	1,379,725	—	1,379,725
Municipal Obligations	—	1,284,196	—	1,284,196
Common Stocks & Other Equity Interests	—	142,283	—	142,283
Money Market Funds	273,919,229	—	—	273,919,229
Options Purchased	2,967,200	3,272,534	—	6,239,734
Investments Matured	—	186,375	—	186,375
Total Investments in Securities	354,844,457	4,294,614,194	0	4,649,458,651
Other Investments — Assets*
Forward Foreign Currency Contracts	—	6,116,877	—	6,116,877
Futures Contracts	1,238,898	—	—	1,238,898
Swap Agreements	—	1,409,222	—	1,409,222
	1,238,898	7,526,099	—	8,764,997
Other Investments — Liabilities*
Forward Foreign Currency Contracts	—	(3,507,323)	—	(3,507,323)
Futures Contracts	(109,782)	—	—	(109,782)
Options Written	—	(1,358,499)	—	(1,358,499)
Swap Agreements	—	(8,639,596)	—	(8,639,596)
	(109,782)	(13,505,418)	—	(13,615,200)
Total Other Investments	1,129,116	(5,979,319)	—	(4,850,203)
Total Investments	$355,973,573	$4,288,634,875	$0	$4,644,608,448

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.

NOTE 4—Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 28, 2018:

	Value
Derivative Assets	Currency Risk	Equity Risk	Interest Rate Risk	Total
Unrealized appreciation on futures contracts — Exchange-Traded(a)	$—	$—	$1,238,898	$1,238,898
Unrealized appreciation on swap agreements — Centrally Cleared(a)	—	—	1,409,222	1,409,222
Options purchased, at value — Exchange-Traded(b)	—	2,967,200	—	2,967,200
Options purchased, at value — OTC(b)	3,272,534	—	—	3,272,534
Unrealized appreciation on forward foreign currency contracts outstanding	6,116,877	—	—	6,116,877
Total Derivative Assets	9,389,411	2,967,200	2,648,120	15,004,731
Derivatives not subject to master netting agreements	—	(2,967,200)	(2,648,120)	(5,615,320)
Total Derivative Assets subject to master netting agreements	$9,389,411	$—	$—	$9,389,411

42                         Invesco Core Plus Bond Fund

	Value
Derivative Liabilities	Currency Risk	Equity Risk	Interest Rate Risk	Total
Unrealized depreciation on futures contracts — Exchange-Traded(a)	$—	$—	$(109,782)	$(109,782)
Unrealized depreciation on swap agreements — Centrally Cleared(a)	—	—	(8,639,596)	(8,639,596)
Options written, at value — OTC	(1,358,499)	—	—	(1,358,499)
Unrealized depreciation on forward foreign currency contracts outstanding	(3,507,323)	—	—	(3,507,323)
Total Derivative Liabilities	(4,865,822)	—	(8,749,378)	(13,615,200)
Derivatives not subject to master netting agreements	—	—	8,749,378	8,749,378
Total Derivative Liabilities subject to master netting agreements	$(4,865,822)	$—	$—	$(4,865,822)

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.
(b)	Options purchased, at value as reported in the Schedule of Investments.

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of February 28, 2018.

	Financial Derivative Assets			Financial Derivative Liabilities				Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Options Purchased	Total Assets	Forward Foreign Currency Contracts	Options Written	Total Liabilities	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Bank of America Merrill Lynch	$—	$503,319	$503,319	$—	$—	$—	$503,319	$—	$(503,319)	$—
Barclays Bank PLC	28,628	—	28,628	—	—	—	28,628	—	—	28,628
BNP Paribas S.A.	291,869	7,163	299,032	—	—	—	299,032	—	—	299,032
Deutsche Bank Securities Inc.	969,698	1,864,259	2,833,957	(478,344)	—	(478,344)	2,355,613	—	(1,540,000)	815,613
Goldman Sachs International	9,869	37,884	47,753	(301,030)	—	(301,030)	(253,277)	—	—	(253,277)
JPMorgan Chase Bank, N.A.	3,978,843	584,822	4,563,665	(1,309,159)	(839,061)	(2,148,220)	2,415,445	—	—	2,415,445
Merrill Lynch International	193,414	—	193,414	(131,732)	—	(131,732)	61,682	—	—	61,682
Morgan Stanley & Co. International PLC	644,556	275,087	919,643	(1,287,058)	(519,438)	(1,806,496)	(886,853)	—	520,000	(366,853)
Total	$6,116,877	$3,272,534	$9,389,411	$(3,507,323)	$(1,358,499)	$(4,865,822)	$4,523,589	$—	$(1,523,319)	$3,000,270

Effect of Derivative Investments for the six months ended February 28, 2018

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$—	$(12,720,069)	$—	$—	$(12,720,069)
Futures contracts	—	—	—	(2,754,329)	(2,754,329)
Options purchased(a)	5,045,413	(3,859,420)	—	(923,746)	262,247
Options written	—	845,722	—	—	845,722
Swap agreements	(5,560,166)	—	(2,451,654)	—	(8,011,820)
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	—	(251,084)	—	—	(251,084)
Futures contracts	—	—	—	(126,277)	(126,277)
Options purchased(a)	—	(908,010)	197,896	801,368	91,254
Options written	—	66,139	—	—	66,139
Swap agreements	—	—	—	(12,174,090)	(12,174,090)
Total	$(514,753)	$(16,826,722)	$(2,253,758)	$(15,177,074)	$(34,772,307)

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) of investment securities.

43                         Invesco Core Plus Bond Fund

The table below summarizes the six month average notional value of forward foreign currency contracts, futures contracts, foreign currency options purchased, foreign currency options written, swaptions and swap agreements and the one month average notional value of index options purchased outstanding during the period.

	Forward Foreign Currency Contracts	Futures Contracts	Index Options Purchased	Foreign Currency Options Purchased	Foreign Currency Options Written	Swaptions	Swap Agreements
Average notional value	$1,233,757,999	$659,599,057	$204,000,000	$431,582,859	$77,333,333	$267,600,000	$494,880,442
Average contracts	—	—	800	—	—	—	—

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2018, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $4,682.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund’s total assets.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of August 31, 2017, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$12,378,682	$—	$12,378,682

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2018 was $5,749,852,973 and $4,313,951,946, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $3,338,416,291 and $3,416,919,651, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$39,685,005
Aggregate unrealized (depreciation) of investments	(75,603,978)
Net unrealized appreciation (depreciation) of investments	$(35,918,973)

Cost of investments for tax purposes is $4,680,527,421.

44                         Invesco Core Plus Bond Fund

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended February 28, 2018(a)		Year ended August 31, 2017
	Shares	Amount	Shares	Amount
Sold:
Class A	16,336,763	$177,883,239	33,451,331	$362,820,648
Class B(b)	6,748	74,038	37,384	405,268
Class C	3,361,798	36,623,291	6,645,883	72,162,945
Class R	673,518	7,328,580	439,360	4,761,581
Class Y	78,971,954	860,767,240	107,161,244	1,164,413,002
Class R5	403,820	4,393,280	503,718	5,384,508
Class R6	3,557,952	38,735,669	6,939,220	74,702,460

Issued as reinvestment of dividends:
Class A	1,022,358	11,104,768	1,793,670	19,459,518
Class B(b)	1,369	14,958	8,033	86,939
Class C	116,648	1,265,573	206,989	2,243,400
Class R	14,559	158,127	22,257	241,383
Class Y	1,876,742	20,378,082	1,650,827	17,948,864
Class R5	9,548	103,554	10,533	114,131
Class R6	1,634,171	17,745,648	3,412,400	37,001,362

Conversion of Class B shares to Class A shares:(c)
Class A	180,129	1,954,379	196,233	2,127,779
Class B	(179,986)	(1,954,379)	(196,285)	(2,127,779)

Reacquired:
Class A	(8,616,506)	(93,797,752)	(24,337,323)	(263,428,001)
Class B(b)	(107,475)	(1,170,260)	(150,712)	(1,630,173)
Class C	(2,185,372)	(23,758,876)	(4,831,062)	(52,328,017)
Class R	(266,271)	(2,889,868)	(200,503)	(2,173,752)
Class Y	(18,143,409)	(197,021,499)	(18,440,799)	(199,579,487)
Class R5	(77,755)	(846,429)	(86,397)	(935,805)
Class R6	(4,258,492)	(46,250,505)	(12,708,357)	(138,467,844)
Net increase in share activity	74,332,811	$810,840,858	101,527,644	$1,103,202,930

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 60% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 5% of the outstanding shares of the Fund are owned by the Advisor or an affiliate of the Adviser.
(b)	Class B shares activity for the period September 1, 2017 through January 26, 2018 (date of conversion).
(c)	Effective as of the close of business January 26, 2018, all outstanding Class B shares were converted to Class A shares.

45                         Invesco Core Plus Bond Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 02/28/18	$11.03	$0.14	$(0.33)	$(0.19)	$(0.16)	$—	$(0.16)	$10.68	(1.77)%	$875,229	0.74	%(d)	0.83	%(d)	2.62	%(d)	209%
Year ended 08/31/17	11.05	0.28	0.03	0.31	(0.31)	(0.02)	(0.33)	11.03	2.88	805,356	0.76		0.88		2.54		547
Year ended 08/31/16	10.63	0.25	0.51	0.76	(0.34)	—	(0.34)	11.05	7.33	684,628	0.83		0.92		2.40		518
Year ended 08/31/15	10.92	0.30	(0.20)	0.10	(0.39)	—	(0.39)	10.63	0.91	495,226	0.84		0.97		2.78		537
Year ended 08/31/14	10.41	0.39	0.58	0.97	(0.46)	—	(0.46)	10.92	9.44	333,641	0.81		1.03		3.62		398
Year ended 08/31/13	10.95	0.31	(0.51)	(0.20)	(0.34)	—	(0.34)	10.41	(1.92)	324,537	0.73		0.99		2.86		252
Class B
Six months ended 02/28/18(e)	11.03	0.08	(0.17)	(0.09)	(0.09)	—	(0.09)	10.85	(0.79)	—	1.49	(d)	1.58	(d)	1.87	(d)	209
Year ended 08/31/17	11.05	0.20	0.03	0.23	(0.23)	(0.02)	(0.25)	11.03	2.11	3,080	1.51		1.63		1.79		547
Year ended 08/31/16	10.63	0.17	0.51	0.68	(0.26)	—	(0.26)	11.05	6.53	6,420	1.58		1.67		1.65		518
Year ended 08/31/15	10.91	0.22	(0.19)	0.03	(0.31)	—	(0.31)	10.63	0.25	8,494	1.59		1.72		2.03		537
Year ended 08/31/14	10.41	0.31	0.57	0.88	(0.38)	—	(0.38)	10.91	8.53	11,899	1.56		1.78		2.87		398
Year ended 08/31/13	10.95	0.23	(0.51)	(0.28)	(0.26)	—	(0.26)	10.41	(2.66)	15,876	1.48		1.74		2.11		252
Class C
Six months ended 02/28/18	11.02	0.10	(0.33)	(0.23)	(0.12)	—	(0.12)	10.67	(2.14)	140,277	1.49	(d)	1.58	(d)	1.87	(d)	209
Year ended 08/31/17	11.05	0.20	0.02	0.22	(0.23)	(0.02)	(0.25)	11.02	2.02	130,591	1.51		1.63		1.79		547
Year ended 08/31/16	10.63	0.17	0.51	0.68	(0.26)	—	(0.26)	11.05	6.53	108,579	1.58		1.67		1.65		518
Year ended 08/31/15	10.91	0.22	(0.19)	0.03	(0.31)	—	(0.31)	10.63	0.25	65,160	1.59		1.72		2.03		537
Year ended 08/31/14	10.41	0.31	0.57	0.88	(0.38)	—	(0.38)	10.91	8.53	38,142	1.56		1.78		2.87		398
Year ended 08/31/13	10.94	0.23	(0.50)	(0.27)	(0.26)	—	(0.26)	10.41	(2.56)	35,770	1.48		1.74		2.11		252
Class R
Six months ended 02/28/18	11.02	0.13	(0.33)	(0.20)	(0.14)	—	(0.14)	10.68	(1.80)	14,580	0.99	(d)	1.08	(d)	2.37	(d)	209
Year ended 08/31/17	11.05	0.25	0.02	0.27	(0.28)	(0.02)	(0.30)	11.02	2.53	10,403	1.01		1.13		2.29		547
Year ended 08/31/16	10.63	0.23	0.51	0.74	(0.32)	—	(0.32)	11.05	7.06	7,545	1.08		1.17		2.15		518
Year ended 08/31/15	10.91	0.27	(0.19)	0.08	(0.36)	—	(0.36)	10.63	0.75	5,848	1.09		1.22		2.53		537
Year ended 08/31/14	10.41	0.36	0.57	0.93	(0.43)	—	(0.43)	10.91	9.07	3,554	1.06		1.28		3.37		398
Year ended 08/31/13	10.95	0.28	(0.51)	(0.23)	(0.31)	—	(0.31)	10.41	(2.16)	2,820	0.98		1.24		2.61		252
Class Y
Six months ended 02/28/18	11.03	0.16	(0.33)	(0.17)	(0.17)	—	(0.17)	10.69	(1.55)	1,908,384	0.49	(d)	0.58	(d)	2.87	(d)	209
Year ended 08/31/17	11.06	0.30	0.03	0.33	(0.34)	(0.02)	(0.36)	11.03	3.04	1,278,700	0.51		0.63		2.79		547
Year ended 08/31/16	10.64	0.28	0.51	0.79	(0.37)	—	(0.37)	11.06	7.59	282,260	0.58		0.67		2.65		518
Year ended 08/31/15	10.92	0.33	(0.19)	0.14	(0.42)	—	(0.42)	10.64	1.25	102,380	0.59		0.72		3.03		537
Year ended 08/31/14	10.42	0.42	0.56	0.98	(0.48)	—	(0.48)	10.92	9.61	9,699	0.56		0.78		3.87		398
Year ended 08/31/13	10.95	0.34	(0.50)	(0.16)	(0.37)	—	(0.37)	10.42	(1.58)	1,456	0.48		0.74		3.11		252
Class R5
Six months ended 02/28/18	11.03	0.16	(0.35)	(0.19)	(0.17)	—	(0.17)	10.67	(1.74)	8,235	0.49	(d)	0.50	(d)	2.87	(d)	209
Year ended 08/31/17	11.05	0.30	0.04	0.34	(0.34)	(0.02)	(0.36)	11.03	3.17	4,807	0.50		0.51		2.80		547
Year ended 08/31/16	10.63	0.28	0.51	0.79	(0.37)	—	(0.37)	11.05	7.60	90	0.58		0.60		2.65		518
Year ended 08/31/15	10.91	0.33	(0.19)	0.14	(0.42)	—	(0.42)	10.63	1.25	668	0.59		0.60		3.03		537
Year ended 08/31/14	10.40	0.41	0.58	0.99	(0.48)	—	(0.48)	10.91	9.72	1,495	0.56		0.60		3.87		398
Year ended 08/31/13	10.94	0.34	(0.51)	(0.17)	(0.37)	—	(0.37)	10.40	(1.68)	1,960	0.48		0.56		3.11		252
Class R6
Six months ended 02/28/18	11.02	0.16	(0.34)	(0.18)	(0.17)	—	(0.17)	10.67	(1.62)	1,092,977	0.43	(d)	0.44	(d)	2.93	(d)	209
Year ended 08/31/17	11.05	0.30	0.03	0.33	(0.34)	(0.02)	(0.36)	11.02	3.12	1,118,319	0.47		0.48		2.83		547
Year ended 08/31/16	10.63	0.30	0.50	0.80	(0.38)	—	(0.38)	11.05	7.71	1,147,393	0.48		0.50		2.75		518
Year ended 08/31/15	10.91	0.34	(0.19)	0.15	(0.43)	—	(0.43)	10.63	1.32	275,013	0.52		0.53		3.10		537
Year ended 08/31/14	10.41	0.42	0.56	0.98	(0.48)	—	(0.48)	10.91	9.64	267,254	0.54		0.56		3.89		398
Year ended 08/31/13(f)	10.97	0.32	(0.54)	(0.22)	(0.34)	—	(0.34)	10.41	(2.07)	185,513	0.48	(g)	0.54	(g)	3.11	(g)	252

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $842,254, $2,195, $137,016, $12,250, $1,606,803, $6,604 and $1,112,749 for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Reflects activity for the period September 1, 2017 through January 26, 2018 (date of conversion).
(f)	Commencement date of September 24, 2012 for Class R6 shares.
(g)	Annualized.

46                         Invesco Core Plus Bond Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2017 through February 28, 2018.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (09/01/17)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/18)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/18)	Expenses Paid During Period[2]
A	$1,000.00	$982.30	$3.64	$1,021.12	$3.71	0.74%
C	1,000.00	978.60	7.31	1,017.41	7.45	1.49
R	1,000.00	982.00	4.87	1,019.89	4.96	0.99
Y	1,000.00	984.50	2.41	1,022.36	2.46	0.49
R5	1,000.00	983.50	2.41	1,022.36	2.46	0.49
R6	1,000.00	983.80	2.12	1,022.66	2.16	0.43

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2017 through February 28, 2018, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

47                         Invesco Core Plus Bond Fund

Explore High-Conviction Investing with Invesco

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074	Invesco Distributors, Inc.	CPB-SAR-1	04232018	0845

Semiannual Report to Shareholders	February 28, 2018
Invesco Equally-Weighted S&P 500 Fund
Nasdaq:
A: VADAX ⬛ C: VADCX ⬛ R: VADRX ⬛ Y: VADDX ⬛ R6: VADFX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
14	Financial Statements
16	Notes to Financial Statements
23	Financial Highlights
24	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 8/31/17 to 2/28/18, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	8.95%
Class C Shares	8.63
Class R Shares	8.83
Class Y Shares	9.08
Class R6 Shares	9.17
S&P 500 Index▼ (Broad Market Index)	10.84
S&P 500 Equal Weight Index▼ (Style-Specific Index)	9.24
Lipper Multi-Cap Core Funds Index∎ (Peer Group Index)	10.60
Source(s): ▼FactSet Research Systems Inc.; ∎Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The S&P 500® Equal Weight Index is the equally weighted version of the S&P 500 Index.

    The Lipper Multi-Cap Core Funds Index is an unmanaged index considered representative of multi-cap core funds tracked by Lipper.

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Equally-Weighted S&P 500 Fund

Average Annual Total Returns
As of 2/28/18, including maximum applicable sales charges

Class A Shares
Inception (7/28/97)	8.58%
10 Years	9.64
5 Years	12.10
1 Year	5.99

Class C Shares
Inception (7/28/97)	8.08%
10 Years	9.46
5 Years	12.56
1 Year	10.39

Class R Shares
Inception (3/31/08)	10.23%
5 Years	13.10
1 Year	11.87

Class Y Shares
Inception (7/28/97)	9.14%
10 Years	10.54
5 Years	13.66
1 Year	12.43

Class R6 Shares
10 Years	10.47%
5 Years	13.78
1 Year	12.58

Effective June 1, 2010, Class A, Class B, Class C, Class R, Class W and Class I shares of the predecessor fund, Morgan Stanley Equally-Weighted S&P 500 Fund, advised by Morgan Stanley Investment Advisors Inc. were reorganized into Class A, Class B, Class C, Class R, Class A and Class Y shares, respectively, of Invesco Equally-Weighted S&P 500 Fund. Returns shown above, prior to June 1, 2010, for Class A, Class B, Class C, Class R and Class Y shares are blended returns of the predecessor fund and Invesco Equally-Weighted S&P 500 Fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of the Fund’s and the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the

Average Annual Total Returns
As of 12/31/17, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (7/28/97)	8.66%
10 Years	8.78
5 Years	13.82
1 Year	11.77

Class B Shares*
Inception (12/1/87)	11.23%
10 Years	8.74
5 Years	14.01
1 Year	12.36

Class C Shares
Inception (7/28/97)	8.16%
10 Years	8.60
5 Years	14.27
1 Year	16.41

Class R Shares
Inception (3/31/08)	10.43%
5 Years	14.82
1 Year	17.97

Class Y Shares
Inception (7/28/97)	9.22%
10 Years	9.67
5 Years	15.40
1 Year	18.56

Class R6 Shares
10 Years	9.60%
5 Years	15.51
1 Year	18.70
*EffectiveJanuary 26, 2018, Class B shares were converted to Class A shares.

most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Class R6 shares was 0.53% 1.28%, 1.28%, 0.78%, 0.28% and 0.16%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. Note: Effective January 26, 2018, Class B shares were converted to Class A shares. No CDSC was paid in connection with this early conversion. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Equally-Weighted S&P 500 Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio manage- ment teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.”

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to consider- ing environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4	Invesco Equally-Weighted S&P 500 Fund

Schedule of Investments(a)

February 28, 2018

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–99.54%
Advertising–0.44%
Interpublic Group of Cos., Inc. (The)	776,905	$18,179,577
Omnicom Group Inc.	213,786	16,296,907
		34,476,484

Aerospace & Defense–2.84%
Arconic Inc.	641,970	15,657,648
Boeing Co. (The)	54,945	19,901,628
General Dynamics Corp.	78,126	17,379,129
Harris Corp.	109,660	17,123,409
Huntington Ingalls Industries, Inc.	69,046	18,090,743
L3 Technologies, Inc.	81,036	16,819,022
Lockheed Martin Corp.	49,735	17,528,603
Northrop Grumman Corp.	51,391	17,988,906
Raytheon Co.	83,527	18,167,958
Rockwell Collins, Inc.	116,699	16,071,786
Textron Inc.	286,452	17,144,152
TransDigm Group, Inc.	57,202	16,491,909
United Technologies Corp.	127,912	17,234,863
		225,599,756

Agricultural & Farm Machinery–0.21%
Deere & Co.	103,634	16,671,602

Agricultural Products–0.20%
Archer-Daniels-Midland Co.	378,439	15,712,787

Air Freight & Logistics–0.78%
C.H. Robinson Worldwide, Inc.	177,743	16,594,086
Expeditors International of Washington, Inc.	243,701	15,830,817
FedEx Corp.	65,255	16,079,485
United Parcel Service, Inc.–Class B	131,389	13,718,325
		62,222,713

Airlines–0.99%
Alaska Air Group, Inc.	225,250	14,528,625
American Airlines Group Inc.	307,899	16,703,521
Delta Air Lines, Inc.	293,846	15,838,299
Southwest Airlines Co.	248,049	14,347,154
United Continental Holdings Inc.(b)	247,190	16,757,010
		78,174,609

Alternative Carriers–0.24%
CenturyLink Inc.	1,070,826	18,921,495

Apparel Retail–0.98%
Foot Locker, Inc.	349,322	16,037,373
Gap, Inc. (The)	469,066	14,813,104
L Brands, Inc.	274,248	13,528,654
Ross Stores, Inc.	204,304	15,954,100
TJX Cos., Inc. (The)	212,628	17,580,083
		77,913,314

	Shares	Value
Apparel, Accessories & Luxury Goods–1.49%
Hanesbrands, Inc.(c)	757,061	$14,686,983
Michael Kors Holdings Ltd.(b)	254,149	15,993,597
PVH Corp.	116,018	16,739,077
Ralph Lauren Corp.	153,498	16,246,228
Tapestry, Inc.	371,722	18,924,367
Under Armour, Inc.–Class A(b)(c)	606,572	10,056,964
Under Armour, Inc.–Class C(b)(c)	610,455	9,187,348
VF Corp.	214,164	15,970,209
		117,804,773

Application Software–1.68%
Adobe Systems Inc.(b)	90,504	18,927,102
ANSYS, Inc.(b)	107,499	17,193,390
Autodesk, Inc.(b)	146,594	17,220,397
Cadence Design Systems, Inc.(b)	360,629	13,981,586
Citrix Systems, Inc.(b)	179,347	16,499,924
Intuit Inc.	101,197	16,885,731
salesforce.com, inc.(b)	151,866	17,654,423
Synopsys, Inc.(b)	173,561	14,695,410
		133,057,963

Asset Management & Custody Banks–1.78%
Affiliated Managers Group, Inc.	78,376	14,841,279
Ameriprise Financial, Inc.	92,481	14,467,728
Bank of New York Mellon Corp. (The)	287,342	16,387,114
BlackRock, Inc.	30,473	16,742,780
Franklin Resources, Inc.	351,668	13,599,002
Invesco Ltd.(d)	417,016	13,569,701
Northern Trust Corp.	160,738	17,017,332
State Street Corp.	160,837	17,072,848
T. Rowe Price Group Inc.	152,885	17,107,831
		140,805,615

Auto Parts & Equipment–0.39%
Aptiv PLC	184,334	16,835,224
BorgWarner, Inc.	292,206	14,341,471
		31,176,695

Automobile Manufacturers–0.35%
Ford Motor Co.	1,245,759	13,217,503
General Motors Co.	373,845	14,710,801
		27,928,304

Automotive Retail–0.78%
Advance Auto Parts, Inc.	156,604	17,892,007
AutoZone, Inc.(b)	21,760	14,464,307
CarMax, Inc.(b)	232,794	14,414,604
O’Reilly Automotive, Inc.(b)	62,567	15,278,236
		62,049,154

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Equally-Weighted S&P 500 Fund

	Shares	Value
Biotechnology–1.77%
AbbVie Inc.	163,720	$18,963,688
Alexion Pharmaceuticals, Inc.(b)	137,243	16,119,190
Amgen Inc.	89,555	16,457,522
Biogen Inc.(b)	48,220	13,935,098
Celgene Corp.(b)	148,072	12,900,033
Gilead Sciences, Inc.	211,654	16,663,519
Incyte Corp.(b)	162,652	13,851,444
Regeneron Pharmaceuticals, Inc.(b)	41,254	13,219,432
Vertex Pharmaceuticals Inc.(b)	109,385	18,161,192
		140,271,118

Brewers–0.19%
Molson Coors Brewing Co.–Class B	196,019	14,946,449

Broadcasting–0.65%
CBS Corp.–Class B	273,342	14,478,926
Discovery Communications, Inc.–Class A(b)(c)	357,412	8,692,260
Discovery Communications, Inc.–Class C(b)	471,863	10,843,412
Scripps Networks Interactive Inc.–Class A	191,924	17,246,290
		51,260,888

Building Products–0.97%
A.O. Smith Corp.	252,474	16,206,306
Allegion PLC	190,504	16,023,292
Fortune Brands Home & Security, Inc.	230,269	13,968,118
Johnson Controls International PLC	419,914	15,482,229
Masco Corp.	367,720	15,120,646
		76,800,591

Cable & Satellite–0.57%
Charter Communications, Inc.–Class A(b)	48,409	16,552,489
Comcast Corp.–Class A	413,939	14,988,731
DISH Network Corp.–Class A(b)	323,297	13,478,252
		45,019,472

Casinos & Gaming–0.41%
MGM Resorts International	473,448	16,206,125
Wynn Resorts Ltd.	98,463	16,492,553
		32,698,678

Commodity Chemicals–0.20%
LyondellBasell Industries N.V.–Class A	146,621	15,867,325

Communications Equipment–0.86%
Cisco Systems, Inc.	417,681	18,703,755
F5 Networks, Inc.(b)	118,343	17,576,302
Juniper Networks, Inc.	553,523	14,203,400
Motorola Solutions, Inc.	169,790	18,023,209
		68,506,666

Computer & Electronics Retail–0.22%
Best Buy Co., Inc.	246,260	17,839,074

	Shares	Value
Construction & Engineering–0.57%
Fluor Corp.	311,810	$17,741,989
Jacobs Engineering Group Inc.	229,294	14,000,692
Quanta Services, Inc.(b)	398,705	13,731,400
		45,474,081

Construction Machinery & Heavy Trucks–0.60%
Caterpillar Inc.	109,195	16,884,823
Cummins Inc.	91,929	15,459,700
PACCAR Inc.	218,271	15,626,021
		47,970,544

Construction Materials–0.37%
Martin Marietta Materials, Inc.	73,371	14,962,548
Vulcan Materials Co.	124,792	14,691,762
		29,654,310

Consumer Electronics–0.19%
Garmin Ltd.	252,272	14,944,593

Consumer Finance–1.00%
American Express Co.	159,401	15,543,192
Capital One Financial Corp.	163,994	16,059,932
Discover Financial Services	212,859	16,779,675
Navient Corp.	1,231,114	15,955,238
Synchrony Financial	418,906	15,243,989
		79,582,026

Copper–0.25%
Freeport-McMoRan Inc.(b)	1,049,367	19,518,226

Data Processing & Outsourced Services–2.33%
Alliance Data Systems Corp.	67,405	16,241,909
Automatic Data Processing, Inc.	135,398	15,614,097
Fidelity National Information Services, Inc.	163,891	15,926,927
Fiserv, Inc.(b)	119,259	17,100,548
Global Payments Inc.	158,086	17,925,372
Mastercard Inc.–Class A	104,803	18,420,175
Paychex, Inc.	227,633	14,825,737
PayPal Holdings, Inc.(b)	215,457	17,109,440
Total System Services, Inc.	205,131	18,041,272
Visa Inc.–Class A	139,510	17,151,360
Western Union Co. (The)	810,160	16,057,371
		184,414,208

Department Stores–0.71%
Kohl’s Corp.	315,568	20,855,889
Macy’s, Inc.	608,876	17,907,043
Nordstrom, Inc.(c)	343,141	17,606,565
		56,369,497

Distillers & Vintners–0.40%
Brown-Forman Corp.–Class B	236,296	16,491,098
Constellation Brands, Inc.–Class A	72,065	15,528,566
		32,019,664

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Equally-Weighted S&P 500 Fund

	Shares	Value
Distributors–0.39%
Genuine Parts Co.	165,619	$15,210,449
LKQ Corp.(b)	390,576	15,419,940
		30,630,389

Diversified Banks–1.02%
Bank of America Corp.	540,757	17,358,300
Citigroup Inc.	207,489	15,663,345
JPMorgan Chase & Co.	148,296	17,128,188
U.S. Bancorp	283,761	15,425,248
Wells Fargo & Co.	264,862	15,470,589
		81,045,670

Diversified Chemicals–0.41%
DowDuPont Inc.	222,098	15,613,490
Eastman Chemical Co.	170,416	17,225,649
		32,839,139

Diversified Support Services–0.21%
Cintas Corp.	98,686	16,841,753

Drug Retail–0.37%
CVS Health Corp.	214,926	14,556,938
Walgreens Boots Alliance, Inc.	219,552	15,124,937
		29,681,875

Electric Utilities–2.41%
Alliant Energy Corp.	349,555	13,510,301
American Electric Power Co., Inc.	204,198	13,391,305
Duke Energy Corp.	178,410	13,441,409
Edison International	218,788	13,256,365
Entergy Corp.	186,922	14,172,426
Eversource Energy	240,861	13,729,077
Exelon Corp.	382,679	14,174,430
FirstEnergy Corp.	478,495	15,469,743
NextEra Energy, Inc.	98,779	15,029,225
PG&E Corp.	293,846	12,074,132
Pinnacle West Capital Corp.	173,102	13,321,930
PPL Corp.	455,334	13,045,319
Southern Co. (The)	307,658	13,247,753
Xcel Energy, Inc.	306,816	13,278,997
		191,142,412

Electrical Components & Equipment–0.98%
Acuity Brands, Inc.	91,517	13,048,494
AMETEK, Inc.	218,971	16,584,863
Eaton Corp. PLC	203,247	16,402,033
Emerson Electric Co.	236,047	16,773,500
Rockwell Automation, Inc.	81,452	14,726,522
		77,535,412

Electronic Components–0.38%
Amphenol Corp.–Class A	175,834	16,069,469
Corning Inc.	485,595	14,121,103
		30,190,572

	Shares	Value
Electronic Equipment & Instruments–0.21%
FLIR Systems, Inc.	338,629	$16,626,684

Electronic Manufacturing Services–0.22%
TE Connectivity Ltd.	165,671	17,079,023

Environmental & Facilities Services–0.59%
Republic Services, Inc.	241,157	16,200,927
Stericycle, Inc.(b)	235,941	14,786,423
Waste Management, Inc.	185,751	16,034,026
		47,021,376

Fertilizers & Agricultural Chemicals–0.81%
CF Industries Holdings, Inc.	400,127	16,501,238
FMC Corp.	176,883	13,881,778
Monsanto Co.	133,920	16,521,710
Mosaic Co. (The)	665,072	17,504,695
		64,409,421

Financial Exchanges & Data–1.24%
Cboe Global Markets, Inc.	125,400	14,046,054
CME Group Inc.–Class A	102,793	17,080,085
Intercontinental Exchange, Inc.	221,471	16,185,101
Moody’s Corp.	103,083	17,202,491
Nasdaq, Inc.	199,403	16,101,792
S&P Global Inc.	91,752	17,598,033
		98,213,556

Food Distributors–0.19%
Sysco Corp.	250,782	14,959,146

Food Retail–0.20%
Kroger Co. (The)	588,794	15,968,093

Footwear–0.22%
NIKE, Inc.–Class B	256,264	17,177,376

General Merchandise Stores–0.63%
Dollar General Corp.	168,226	15,912,497
Dollar Tree, Inc.(b)	144,557	14,837,331
Target Corp.	255,971	19,302,773
		50,052,601

Gold–0.21%
Newmont Mining Corp.	443,757	16,951,517

Health Care Distributors–1.01%
AmerisourceBergen Corp.	181,188	17,241,850
Cardinal Health, Inc.	266,751	18,461,837
Henry Schein, Inc.(b)	231,354	15,313,321
McKesson Corp.	102,962	15,365,019
Patterson Cos. Inc.	442,882	13,986,214
		80,368,241

Health Care Equipment–2.94%
Abbott Laboratories	287,500	17,344,875
Baxter International Inc.	245,261	16,626,243
Becton, Dickinson and Co.	71,508	15,876,206

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Equally-Weighted S&P 500 Fund

	Shares	Value
Health Care Equipment–(continued)
Boston Scientific Corp.(b)	609,585	$16,617,287
Danaher Corp.	168,587	16,484,437
Edwards Lifesciences Corp.(b)	133,092	17,790,408
Hologic, Inc.(b)	367,978	14,288,586
IDEXX Laboratories, Inc.(b)	97,832	18,317,085
Intuitive Surgical, Inc.(b)	41,381	17,646,928
Medtronic PLC	193,770	15,480,285
ResMed Inc.	181,880	17,327,708
Stryker Corp.	103,395	16,766,533
Varian Medical Systems, Inc.(b)	140,283	16,741,373
Zimmer Biomet Holdings, Inc.	138,551	16,106,554
		233,414,508

Health Care Facilities–0.43%
HCA Healthcare, Inc.	185,160	18,377,130
Universal Health Services, Inc.–Class B	140,811	16,080,616
		34,457,746

Health Care REITs–0.47%
HCP, Inc.	586,595	12,693,916
Ventas, Inc.	248,128	11,989,545
Welltower Inc.	236,866	12,435,465
		37,118,926

Health Care Services–1.10%
DaVita Inc.(b)	232,003	16,708,856
Envision Healthcare Corp.(b)	489,835	18,858,647
Express Scripts Holding Co.(b)	230,506	17,391,678
Laboratory Corp. of America Holdings(b)	100,530	17,361,531
Quest Diagnostics Inc.	161,798	16,673,284
		86,993,996

Health Care Supplies–0.59%
Align Technology, Inc.(b)	65,884	17,295,867
Cooper Cos., Inc. (The)	69,336	15,983,335
DENTSPLY SIRONA Inc.	242,049	13,569,267
		46,848,469

Health Care Technology–0.18%
Cerner Corp.(b)	223,075	14,312,492

Home Entertainment Software–0.46%
Activision Blizzard, Inc.	251,625	18,401,336
Electronic Arts Inc.(b)	149,226	18,459,256
		36,860,592

Home Furnishings–0.36%
Leggett & Platt, Inc.	339,287	14,745,413
Mohawk Industries, Inc.(b)	55,989	13,430,641
		28,176,054

Home Improvement Retail–0.40%
Home Depot, Inc. (The)	85,649	15,611,243
Lowe’s Cos., Inc.	183,516	16,441,199
		32,052,442

	Shares	Value
Homebuilding–0.51%
D.R. Horton, Inc.	309,354	$12,961,933
Lennar Corp.–Class A	252,637	14,294,201
PulteGroup Inc.	460,675	12,931,147
		40,187,281

Hotel & Resort REITs–0.19%
Host Hotels & Resorts Inc.	791,785	14,695,530

Hotels, Resorts & Cruise Lines–1.23%
Carnival Corp.	234,777	15,708,929
Hilton Worldwide Holdings Inc.	200,421	16,192,013
Marriott International Inc.–Class A	121,473	17,153,202
Norwegian Cruise Line Holdings Ltd.(b)	285,463	16,242,845
Royal Caribbean Cruises Ltd.	125,440	15,880,704
Wyndham Worldwide Corp.	138,955	16,088,210
		97,265,903

Household Appliances–0.19%
Whirlpool Corp.	92,568	15,035,820

Household Products–0.92%
Church & Dwight Co., Inc.	324,566	15,965,402
Clorox Co. (The)	108,165	13,961,938
Colgate-Palmolive Co.	214,252	14,776,960
Kimberly-Clark Corp.	130,787	14,506,894
Procter & Gamble Co. (The)	173,829	13,649,053
		72,860,247

Housewares & Specialties–0.16%
Newell Brands, Inc.	507,397	13,035,029

Human Resource & Employment Services–0.21%
Robert Half International, Inc.	287,290	16,395,640

Hypermarkets & Super Centers–0.39%
Costco Wholesale Corp.	83,527	15,945,304
Walmart Inc.	162,703	14,644,897
		30,590,201

Independent Power Producers & Energy Traders–0.38%
AES Corp. (The)	1,459,947	15,869,624
NRG Energy, Inc.	556,071	14,379,996
		30,249,620

Industrial Conglomerates–0.76%
3M Co.	65,967	15,535,888
General Electric Co.	887,014	12,515,768
Honeywell International Inc.	102,231	15,448,126
Roper Technologies, Inc.	60,284	16,583,526
		60,083,308

Industrial Gases–0.39%
Air Products and Chemicals, Inc.	97,619	15,696,159
Praxair, Inc.	103,750	15,536,563
		31,232,722

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Equally-Weighted S&P 500 Fund

	Shares	Value
Industrial Machinery–1.96%
Dover Corp.	159,320	$15,947,932
Flowserve Corp.	372,869	15,791,002
Fortive Corp.	213,176	16,371,917
Illinois Tool Works Inc.	94,353	15,232,348
Ingersoll-Rand PLC	179,306	15,922,373
Parker-Hannifin Corp.	81,401	14,527,636
Pentair PLC (United Kingdom)	224,574	15,425,988
Snap-on Inc.	91,230	14,525,641
Stanley Black & Decker Inc.	93,695	14,915,307
Xylem, Inc.	230,370	17,180,995
		155,841,139

Industrial REITs–0.36%
Duke Realty Corp.	562,845	13,941,671
Prologis, Inc.	237,439	14,407,798
		28,349,469

Insurance Brokers–0.81%
Aon PLC	113,430	15,916,498
Arthur J. Gallagher & Co.	239,138	16,526,827
Marsh & McLennan Cos., Inc.	186,723	15,501,743
Willis Towers Watson PLC	101,048	15,955,479
		63,900,547

Integrated Oil & Gas–0.56%
Chevron Corp.	130,995	14,660,960
Exxon Mobil Corp.	190,043	14,393,857
Occidental Petroleum Corp.	228,096	14,963,098
		44,017,915

Integrated Telecommunication Services–0.38%
AT&T Inc.	427,689	15,525,111
Verizon Communications Inc.	307,477	14,678,952
		30,204,063

Internet & Direct Marketing Retail–1.21%
Amazon.com, Inc.(b)(e)	13,518	20,445,299
Booking Holdings Inc.(b)	9,133	18,576,887
Expedia, Inc.	133,647	14,055,655
Netflix Inc.(b)	83,318	24,277,199
TripAdvisor Inc.(b)	455,334	18,249,787
		95,604,827

Internet Software & Services–1.07%
Akamai Technologies, Inc.(b)	278,035	18,756,241
Alphabet Inc.–Class A(b)	7,481	8,258,425
Alphabet Inc.–Class C(b)(e)	7,577	8,370,539
eBay Inc.(b)	417,237	17,882,778
Facebook, Inc.–Class A(b)	87,759	15,649,185
VeriSign, Inc.(b)(c)	139,041	16,131,537
		85,048,705

Investment Banking & Brokerage–1.03%
Charles Schwab Corp. (The)	305,682	16,207,260
E*TRADE Financial Corp.(b)	311,810	16,285,836

	Shares	Value
Investment Banking & Brokerage–(continued)
Goldman Sachs Group, Inc. (The)	62,747	$16,498,069
Morgan Stanley	297,013	16,638,668
Raymond James Financial, Inc.	175,539	16,274,221
		81,904,054

IT Consulting & Other Services–1.31%
Accenture PLC–Class A	104,357	16,802,521
Cognizant Technology Solutions Corp.–Class A	218,727	17,939,988
CSRA Inc.	537,243	21,774,459
DXC Technology Co.	163,755	16,791,438
Gartner, Inc.(b)	130,137	14,758,837
International Business Machines Corp.	101,472	15,812,382
		103,879,625

Leisure Products–0.42%
Hasbro, Inc.	171,946	16,432,879
Mattel, Inc.(c)	1,044,483	16,607,280
		33,040,159

Life & Health Insurance–1.46%
Aflac, Inc.	178,187	15,837,261
Brighthouse Financial, Inc.(b)	260,946	14,161,539
Lincoln National Corp.	200,012	15,234,914
MetLife, Inc.	292,206	13,496,995
Principal Financial Group, Inc.	218,910	13,644,660
Prudential Financial, Inc.	134,092	14,256,662
Torchmark Corp.	174,641	14,909,102
Unum Group	273,247	13,924,667
		115,465,800

Life Sciences Tools & Services–1.43%
Agilent Technologies, Inc.	233,140	15,991,073
Illumina, Inc.(b)	72,175	16,457,344
IQVIA Holdings Inc.(b)	154,997	15,240,855
Mettler-Toledo International Inc.(b)	25,207	15,533,058
PerkinElmer, Inc.	221,159	16,883,278
Thermo Fisher Scientific, Inc.	83,575	17,432,073
Waters Corp.(b)	78,824	16,130,543
		113,668,224

Managed Health Care–1.19%
Aetna Inc.	85,967	15,221,317
Anthem, Inc.	69,864	16,444,588
Centene Corp.(b)	155,013	15,721,419
Cigna Corp.	74,815	14,655,510
Humana Inc.	61,245	16,647,616
UnitedHealth Group Inc.	70,157	15,866,707
		94,557,157

Metal & Glass Containers–0.20%
Ball Corp.	396,691	15,847,805

Motorcycle Manufacturers–0.18%
Harley-Davidson, Inc.(c)	306,876	13,926,033

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Equally-Weighted S&P 500 Fund

	Shares	Value
Movies & Entertainment–0.84%
Time Warner Inc.	173,178	$16,098,627
Twenty-First Century Fox, Inc.–Class A	333,828	12,291,547
Twenty-First Century Fox, Inc.–Class B	139,293	5,073,051
Viacom Inc.–Class B	536,326	17,881,109
Walt Disney Co. (The)	150,715	15,547,759
		66,892,093

Multi-Line Insurance–0.75%
American International Group, Inc.	263,972	15,136,155
Assurant, Inc.	158,468	13,544,260
Hartford Financial Services Group, Inc. (The)	284,738	15,048,403
Loews Corp.	315,189	15,548,273
		59,277,091

Multi-Sector Holdings–0.39%
Berkshire Hathaway Inc.–Class B(b)	79,968	16,569,370
Leucadia National Corp.	601,878	14,439,053
		31,008,423

Multi-Utilities–1.92%
Ameren Corp.	248,599	13,498,926
CenterPoint Energy, Inc.	543,376	14,698,321
CMS Energy Corp.	314,999	13,371,708
Consolidated Edison, Inc.	176,664	13,230,367
Dominion Energy, Inc.	187,279	13,871,755
DTE Energy Co.	136,019	13,707,995
NiSource Inc.	578,814	13,387,968
Public Service Enterprise Group Inc.	302,503	14,650,220
SCANA Corp.	343,141	13,612,403
Sempra Energy	134,620	14,670,888
WEC Energy Group, Inc.	227,798	13,649,656
		152,350,207

Office REITs–0.73%
Alexandria Real Estate Equities, Inc.	120,837	14,658,737
Boston Properties, Inc.	126,014	14,979,284
SL Green Realty Corp.	153,109	14,839,324
Vornado Realty Trust	204,039	13,562,472
		58,039,817

Oil & Gas Drilling–0.22%
Helmerich & Payne, Inc.(c)	270,797	17,479,946

Oil & Gas Equipment & Services–1.01%
Baker Hughes, a GE Co.	519,134	13,705,138
Halliburton Co.	357,104	16,576,768
National Oilwell Varco Inc.	481,576	16,898,502
Schlumberger Ltd.	247,229	16,228,111
TechnipFMC PLC (United Kingdom)	574,370	16,553,343
		79,961,862

Oil & Gas Exploration & Production–3.00%
Anadarko Petroleum Corp.	327,817	18,698,682
Apache Corp.	385,970	13,180,876

	Shares	Value
Oil & Gas Exploration & Production–(continued)
Cabot Oil & Gas Corp.	566,090	$13,676,734
Chesapeake Energy Corp.(b)(c)	4,268,759	12,037,900
Cimarex Energy Co.	140,383	13,489,403
Concho Resources Inc.(b)	112,038	16,895,330
ConocoPhillips	304,615	16,543,641
Devon Energy Corp.	412,851	12,662,140
EOG Resources, Inc.	156,479	15,870,100
EQT Corp.	278,626	14,017,674
Hess Corp.	345,328	15,684,798
Marathon Oil Corp.	1,036,899	15,055,774
Newfield Exploration Co.(b)	534,501	12,469,908
Noble Energy, Inc.	583,111	17,394,201
Pioneer Natural Resources Co.	100,762	17,152,715
Range Resources Corp.(c)	976,929	12,983,386
		237,813,262

Oil & Gas Refining & Marketing–0.74%
Andeavor	141,470	12,678,541
Marathon Petroleum Corp.	242,609	15,541,533
Phillips 66	157,800	14,260,386
Valero Energy Corp.	179,326	16,214,657
		58,695,117

Oil & Gas Storage & Transportation–0.58%
Kinder Morgan, Inc.	883,025	14,305,005
ONEOK, Inc.	296,340	16,692,832
Williams Cos., Inc. (The)	550,227	15,274,302
		46,272,139

Packaged Foods & Meats–2.06%
Campbell Soup Co.	320,919	13,815,563
Conagra Brands, Inc.	421,718	15,236,671
General Mills, Inc.	281,321	14,220,777
Hershey Co. (The)	138,771	13,635,638
Hormel Foods Corp.(c)	421,831	13,692,634
JM Smucker Co. (The)	132,441	16,727,298
Kellogg Co.	236,118	15,631,012
Kraft Heinz Co. (The)	200,165	13,421,063
McCormick & Co., Inc.	155,288	16,581,653
Mondelez International, Inc.–Class A	368,323	16,169,380
Tyson Foods, Inc.–Class A	187,861	13,973,101
		163,104,790

Paper Packaging–0.99%
Avery Dennison Corp.	138,124	16,319,351
International Paper Co.	276,031	16,448,687
Packaging Corp. of America	132,743	15,822,966
Sealed Air Corp.	328,709	13,927,400
WestRock Co.	243,852	16,035,707
		78,554,111

Personal Products–0.43%
Coty Inc.–Class A	883,522	17,069,645

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Equally-Weighted S&P 500 Fund

	Shares	Value
Personal Products–(continued)
Estee Lauder Cos. Inc. (The)–Class A	125,041	$17,310,676
		34,380,321

Pharmaceuticals–1.76%
Allergan PLC	93,616	14,437,460
Bristol-Myers Squibb Co.	251,665	16,660,223
Eli Lilly and Co.	181,712	13,995,458
Johnson & Johnson	111,735	14,512,142
Merck & Co., Inc.	282,688	15,327,344
Mylan N.V.(b)	406,232	16,379,274
Perrigo Co. PLC	183,516	14,949,213
Pfizer Inc.	439,536	15,959,552
Zoetis Inc.	218,544	17,671,468
		139,892,134

Property & Casualty Insurance–1.20%
Allstate Corp. (The)	153,258	14,139,583
Chubb Ltd.	104,691	14,857,747
Cincinnati Financial Corp.	211,142	15,749,082
Progressive Corp. (The)	285,670	16,448,878
Travelers Cos., Inc. (The)	117,449	16,325,411
XL Group Ltd. (Bermuda)	426,065	18,026,810
		95,547,511

Publishing–0.19%
News Corp.–Class A	717,209	11,568,581
News Corp.–Class B	228,523	3,747,777
		15,316,358

Railroads–0.77%
CSX Corp.	278,232	14,946,623
Kansas City Southern	140,584	14,485,775
Norfolk Southern Corp.	111,553	15,514,791
Union Pacific Corp.	121,670	15,847,518
		60,794,707

Real Estate Services–0.21%
CBRE Group, Inc.–Class A(b)	360,133	16,836,218

Regional Banks–2.57%
BB&T Corp.	315,378	17,140,794
Citizens Financial Group, Inc.	376,353	16,367,592
Comerica Inc.	183,946	17,883,230
Fifth Third Bancorp	517,254	17,095,245
Huntington Bancshares Inc.	1,057,846	16,608,182
KeyCorp	789,794	16,688,347
M&T Bank Corp.	91,479	17,366,373
People’s United Financial, Inc.	833,811	15,959,143
PNC Financial Services Group, Inc. (The)	109,241	17,222,936
Regions Financial Corp.	919,732	17,851,998
SunTrust Banks, Inc.	240,935	16,826,901
Zions Bancorp.	308,443	16,955,112
		203,965,853

	Shares	Value
Reinsurance–0.22%
Everest Re Group, Ltd.	74,000	$17,777,760

Research & Consulting Services–0.78%
Equifax Inc.	133,806	15,120,078
IHS Markit Ltd.(b)	344,571	16,212,065
Nielsen Holdings PLC	413,939	13,506,830
Verisk Analytics, Inc.–Class A(b)	163,363	16,694,065
		61,533,038

Residential REITs–1.03%
Apartment Investment & Management Co.–Class A	355,971	13,761,839
AvalonBay Communities, Inc.	86,208	13,450,172
Equity Residential	238,702	13,422,213
Essex Property Trust, Inc.	64,299	14,392,045
Mid-America Apartment Communities, Inc.	152,322	13,072,274
UDR, Inc.	402,485	13,531,546
		81,630,089

Restaurants–0.98%
Chipotle Mexican Grill, Inc.(b)	49,727	15,833,574
Darden Restaurants, Inc.	181,796	16,759,773
McDonald’s Corp.	90,724	14,310,804
Starbucks Corp.	268,025	15,304,228
Yum! Brands, Inc.	188,538	15,343,222
		77,551,601

Retail REITs–1.22%
Federal Realty Investment Trust	120,568	13,737,518
GGP Inc.	670,465	14,193,744
Kimco Realty Corp.	858,886	12,848,934
Macerich Co. (The)	238,919	14,081,886
Realty Income Corp.	282,637	13,900,088
Regency Centers Corp.	232,450	13,507,669
Simon Property Group, Inc.	96,819	14,862,685
		97,132,524

Semiconductor Equipment–0.64%
Applied Materials, Inc.	305,444	17,590,520
KLA-Tencor Corp.	151,077	17,118,535
Lam Research Corp.	84,248	16,163,821
		50,872,876

Semiconductors–2.62%
Advanced Micro Devices, Inc.(b)(c)	1,580,385	19,138,462
Analog Devices, Inc.	183,688	16,559,473
Broadcom Ltd.	60,439	14,895,796
Intel Corp.	362,376	17,861,513
Microchip Technology Inc.	179,716	15,982,144
Micron Technology, Inc.(b)	363,550	17,744,875
NVIDIA Corp.	82,035	19,852,470
Qorvo, Inc.(b)	231,422	18,678,070
QUALCOMM Inc.	244,535	15,894,775
Skyworks Solutions, Inc.	163,159	17,825,121

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Equally-Weighted S&P 500 Fund

	Shares	Value
Semiconductors–(continued)
Texas Instruments Inc.	160,263	$17,364,496
Xilinx, Inc.	229,194	16,330,073
		208,127,268

Soft Drinks–0.82%
Coca-Cola Co. (The)	346,700	14,984,374
Dr Pepper Snapple Group, Inc.	166,850	19,396,313
Monster Beverage Corp.(b)	248,481	15,746,241
PepsiCo, Inc.	134,759	14,787,105
		64,914,033

Specialized Consumer Services–0.18%
H&R Block, Inc.	577,113	14,618,272

Specialized REITs–1.66%
American Tower Corp.–Class A	110,261	15,362,665
Crown Castle International Corp.	143,461	15,789,318
Digital Realty Trust, Inc.	136,825	13,770,068
Equinix, Inc.	34,724	13,615,280
Extra Space Storage Inc.	182,070	15,485,054
Iron Mountain Inc.	391,550	12,318,163
Public Storage	74,506	14,486,947
SBA Communications Corp.–Class A(b)	95,096	14,955,748
Weyerhaeuser Co.	443,382	15,531,671
		131,314,914

Specialty Chemicals–0.91%
Albemarle Corp.	120,282	12,079,921
Ecolab Inc.	116,078	15,142,375
International Flavors & Fragrances Inc.	102,645	14,498,606
PPG Industries, Inc.	135,515	15,237,307
Sherwin-Williams Co. (The)	38,422	15,429,507
		72,387,716

Specialty Stores–0.77%
Signet Jewelers Ltd.(c)	295,171	14,841,198
Tiffany & Co.	164,062	16,576,824
Tractor Supply Co.	232,175	15,075,123
Ulta Beauty, Inc.(b)	69,960	14,226,366
		60,719,511

Steel–0.22%
Nucor Corp.	261,076	17,074,370

Systems Software–1.05%
CA, Inc.	469,206	16,469,131
Microsoft Corp.	186,656	17,502,733
Oracle Corp.	316,714	16,047,898
Red Hat, Inc.(b)	125,380	18,481,012
Symantec Corp.	561,436	14,760,153
		83,260,927

Technology Hardware, Storage & Peripherals–1.57%
Apple Inc.	92,749	16,520,452
Hewlett Packard Enterprise Co.	1,095,468	20,364,750

	Shares	Value
Technology Hardware, Storage & Peripherals–(continued)
HP Inc.	745,563	$17,438,719
NetApp, Inc.	269,635	16,326,399
Seagate Technology PLC	387,972	20,717,705
Western Digital Corp.	192,819	16,782,966
Xerox Corp.	530,889	16,096,554
		124,247,545

Tires & Rubber–0.18%
Goodyear Tire & Rubber Co. (The)	494,772	14,318,702

Tobacco–0.37%
Altria Group, Inc.	219,583	13,822,750
Philip Morris International Inc.	147,378	15,260,992
		29,083,742

Trading Companies & Distributors–0.64%
Fastenal Co.	292,098	15,983,603
United Rentals, Inc.(b)	95,786	16,771,171
W.W. Grainger, Inc.	70,157	18,349,563
		51,104,337

Trucking–0.21%
J.B. Hunt Transport Services, Inc.	139,622	16,554,981

Water Utilities–0.17%
American Water Works Co., Inc.	171,645	13,621,747
Total Common Stocks & Other Equity Interests (Cost $5,401,681,080)		7,895,556,891

Money Market Funds–0.40%
Invesco Government & Agency Portfolio–Institutional Class, 1.30%(f)	11,054,619	11,054,619
Invesco Liquid Assets Portfolio–Institutional Class, 1.55%(f)	7,895,016	7,895,805
Invesco Treasury Portfolio–Institutional Class, 1.29%(f)	12,633,850	12,633,850
Total Money Market Funds (Cost $31,584,274)		31,584,274
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)–99.94% (Cost $5,433,265,354)		7,927,141,165

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.57%
Invesco Government & Agency Portfolio–Institutional Class, 1.30% (Cost $125,100,781)(f)(g)	125,100,781	125,100,781
TOTAL INVESTMENTS IN SECURITIES–101.51% (Cost $5,558,366,135)		8,052,241,946
OTHER ASSETS LESS LIABILITIES–(1.51)%		(120,028,768)
NET ASSETS–100.00%		$7,932,213,178

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Equally-Weighted S&P 500 Fund

Investment Abbreviations:

REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2018.
(d)	The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The value of this security as of February 28, 2018 represented less than 1% of the Fund’s Net Assets. See Note 5.
(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1J and Note 4.
(f)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of February 28, 2018.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Net Assets

as of February 28, 2018

Consumer Discretionary	16.2%
Information Technology	14.4
Industrials	14.1
Financials	13.5
Health Care	12.4
Consumer Staples	6.5
Energy	6.1
Real Estate	5.9
Materials	5.0
Utilities	4.9
Telecommunication Services	0.6
Money Market Funds Plus Other Assets Less Liabilities	0.4

Open Futures Contracts–Equity Risk
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
E-Mini S&P 500 Index	305	March-2018	$41,394,600	$867,296	$867,296

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Equally-Weighted S&P 500 Fund

Statement of Assets and Liabilities

February 28, 2018

(Unaudited)

Assets:
Investments in securities, at value (Cost $5,389,807,585)*	$7,881,987,190
Investments in affiliates, at value (Cost $168,558,550)	170,254,756
Receivable for:
Fund shares sold	12,356,655
Dividends	12,069,691
Investment for trustee deferred compensation and retirement plans	165,389
Other assets	116,476
Total assets	8,076,950,157

Liabilities:
Other investments:
Variation margin payable — futures contracts	504,106
Payable for:
Collateral upon return of securities loaned	125,100,781
Fund shares reacquired	13,340,620
Amount due custodian	593,689
Accrued fees to affiliates	3,455,452
Accrued trustees’ and officers’ fees and benefits	19,444
Accrued other operating expenses	1,468,242
Trustee deferred compensation and retirement plans	254,645
Total liabilities	144,736,979
Net assets applicable to shares outstanding	$7,932,213,178

Net assets consist of:
Shares of beneficial interest	$5,434,460,028
Undistributed net investment income	20,979,731
Undistributed net realized gain (loss)	(17,969,688)
Net unrealized appreciation	2,494,743,107
$7,932,213,178

Net Assets:
Class A	$2,207,718,666
Class C	$1,206,551,340
Class R	$136,377,727
Class Y	$3,362,120,618
Class R6	$1,019,444,827

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	36,869,016
Class C	21,011,544
Class R	2,289,071
Class Y	55,632,186
Class R6	16,848,872
Class A:
Net asset value per share	$59.88
Maximum offering price per share
(Net asset value of $59.88 ÷ 94.50%)	$63.37
Class C:
Net asset value and offering price per share	$57.42
Class R:
Net asset value and offering price per share	$59.58
Class Y:
Net asset value and offering price per share	$60.43
Class R6:
Net asset value and offering price per share	$60.51

*	At February 28, 2018, securities with an aggregate value of $119,241,930 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Equally-Weighted S&P 500 Fund

Statement of Operations

For the six months ended February 28, 2018

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $43,193)	$69,739,419
Dividends from affiliates (includes securities lending income of $197,057)	742,707
Total investment income	70,482,126

Expenses:
Advisory fees	4,120,678
Administrative services fees	352,765
Custodian fees	182,523
Distribution fees:
Class A	2,735,072
Class B	10,967
Class C	4,990,297
Class R	337,609
Transfer agent fees — A, B, C, R and Y	4,328,516
Transfer agent fees — R6	14,958
Trustees’ and officers’ fees and benefits	55,514
Registration and filing fees	162,944
Licensing Fees	791,181
Reports to shareholders	313,822
Professional services fees	125,462
Other	93,976
Total expenses	18,616,284
Less: Fees waived and expense offset arrangement(s)	(35,537)
Net expenses	18,580,747
Net investment income	51,901,379

Realized and unrealized gain from:
Net realized gain from:
Investment securities	107,785,693
Futures contracts	7,599,068
115,384,761
Change in net unrealized appreciation of:
Investment securities	501,790,528
Futures contracts	596,939
502,387,467
Net realized and unrealized gain	617,772,228
Net increase in net assets resulting from operations	$669,673,607

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Equally-Weighted S&P 500 Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2018 and the year ended August 31, 2017

(Unaudited)

	February 28, 2018	August 31, 2017
Operations:
Net investment income	$51,901,379	$95,533,503
Net realized gain	115,384,761	70,621,811
Change in net unrealized appreciation	502,387,467	625,598,479
Net increase in net assets resulting from operations	669,673,607	791,753,793

Distributions to shareholders from net investment income:
Class A	(29,659,137)	(20,999,805)
Class B	(16,753)	(17,426)
Class C	(9,106,486)	(4,661,267)
Class R	(1,527,437)	(982,859)
Class Y	(53,078,210)	(30,728,607)
Class R6	(16,786,276)	(9,489,449)
Total distributions from net investment income	(110,174,299)	(66,879,413)

Distributions to shareholders from net realized gains:
Class A	(30,813,075)	(6,137,516)
Class B	(34,767)	(14,620)
Class C	(17,337,664)	(3,083,934)
Class R	(1,899,560)	(362,361)
Class Y	(47,020,886)	(7,372,985)
Class R6	(13,896,065)	(2,093,339)
Total distributions from net realized gains	(111,002,017)	(19,064,755)

Share transactions–net:
Class A	(21,272,083)	(74,416,480)
Class B	(3,301,772)	(3,001,676)
Class C	10,239,540	78,514,976
Class R	(3,917,661)	7,998,736
Class Y	(147,727,649)	911,342,045
Class R6	157,890,379	52,009,981
Net increase (decrease) in net assets resulting from share transactions	(8,089,246)	972,447,582
Net increase in net assets	440,408,045	1,678,257,207

Net assets:
Beginning of period	7,491,805,133	5,813,547,926
End of period (includes undistributed net investment income of $20,979,731 and $79,252,651, respectively)	$7,932,213,178	$7,491,805,133

Notes to Financial Statements

February 28, 2018

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Equally-Weighted S&P 500 Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of fourteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is total return through growth of capital and current income.

The Fund currently consists of five different classes of shares: Class A, Class C, Class R, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing

16                         Invesco Equally-Weighted S&P 500 Fund

shareholders of Class B shares were permitted to continue to reinvest dividends and capital gains distributions in Class B shares until their conversion to Class A shares. Also, shareholders in Class B shares were able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they converted to Class A shares. Generally, Class B shares automatically converted to Class A shares on or about the month-end, which was at least eight years after the date of purchase. Redemptions of Class B shares prior to the conversion date were subject to a CDSC. Effective January 26, 2018, all of the Fund’s outstanding Class B shares were converted to Class A shares, in advance of their normally scheduled conversion. No CDSC was paid in connection with this early conversion.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

17                         Invesco Equally-Weighted S&P 500 Fund

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
J.

Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying

18                         Invesco Equally-Weighted S&P 500 Fund

security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
K.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $2 billion	0.12%
Over $2 billion	0.10%

For the six months ended February 28, 2018, the effective advisory fees incurred by the Fund was 0.11%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco PowerShares Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2018, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses and/or reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the ”expense limits”). Prior to their conversion to Class A shares, the expense limit for Class B shares was 2.75% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual fund operating expenses and/or reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limit.

Further, the Adviser has contractually agreed, through at least June 30, 2019, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended February 28, 2018, the Adviser waived advisory fees of $25,801.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2018, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2018, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”), an affiliate of the Adviser. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will reimburse IDI for distribution related expenses that IDI incurs up to a maximum of the following annual rates: (1) Class A — up to 0.25% of the average daily net assets of Class A shares; (2) Class C — up to 1.00% of the average daily net assets of Class C shares; and (3) Class R — up to 0.50% of the average daily net assets of Class R shares. Prior to their conversion to Class A shares, the Fund incurred annual fees of up to 1.00% of Class B average daily net assets. The fees are accrued daily and paid monthly.

For the six months ended February 28, 2018, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption

19                         Invesco Equally-Weighted S&P 500 Fund

proceeds prior to remittance to the shareholder. During the six months ended February 28, 2018, IDI advised the Fund that IDI retained $273,443 in front-end sales commissions from the sale of Class A shares and $10,246 and $63,126 from Class A and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the six months ended February 28, 2018, there were no material transfers between valuation levels.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$7,895,556,891	$—	$—	$7,895,556,891
Money Market Funds	156,685,055	—	—	156,685,055
Total Investments in Securities	8,052,241,946	—	—	8,052,241,946
Other Investments — Assets*
Futures Contracts	867,296	—	—	867,296
Total Other Investments
Total Investments	$8,053,109,242	$—	$—	$8,053,109,242

*	Unrealized appreciation.

NOTE 4—Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 28, 2018.

Value
Derivative Assets	Equity Risk
Unrealized appreciation on futures contracts — Exchange-Traded(a)	$867,296
Derivatives not subject to master netting agreements	(867,296)
Total Derivative Assets subject to master netting agreements	$—

(a)	Only current day’s variation margin payable is reported within the Statement of Assets and Liabilities.

20                         Invesco Equally-Weighted S&P 500 Fund

Effect of Derivative Investments for the six months ended February 28, 2018

The table below summarizes the gains on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Equity Risk
Realized Gain:
Futures contracts	$7,599,068
Change in Net Unrealized Appreciation:
Futures contracts	596,939
Total	$8,196,007

The table below summarizes the average notional value of futures contracts outstanding during the period.

Futures Contracts
Average notional value	$65,812,848

NOTE 5—Investments in Affiliates

The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The following is a summary of the transactions in, and earnings from, investments in Invesco Ltd. For the six months ended February 28, 2018.

	Value 08/31/17	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 02/28/18	Dividend Income
Invesco Ltd.	$14,195,543	$1,133,202	$(1,823,098)	$152,434	$(88,380)	$13,569,701	$255,472

NOTE 6—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2018, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $9,736.

NOTE 7—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 8—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 9—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of August 31, 2017.

21                         Invesco Equally-Weighted S&P 500 Fund

NOTE 10—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2018 was $697,239,630 and $861,494,832, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$2,593,241,679
Aggregate unrealized (depreciation) of investments	(185,587,900)
Net unrealized appreciation of investments	$2,407,653,779

Cost of investments for tax purposes is $5,645,455,463

NOTE 11—Share Information

	Summary of Share Activity
	Six months ended February 28, 2018(a)		Year ended August 31, 2017
	Shares	Amount	Shares	Amount
Sold:
Class A	3,016,381	$180,266,775	11,602,529	$619,572,878
Class B(b)	680	39,286	7,610	403,684
Class C	1,734,223	99,518,575	6,231,866	320,330,692
Class R	403,963	24,094,763	1,065,624	56,866,286
Class Y	7,483,829	450,868,058	32,362,754	1,755,369,328
Class R6	3,761,633	222,200,818	3,249,024	179,790,971

Issued as reinvestment of dividends:
Class A	935,174	55,568,049	462,800	24,593,197
Class B(b)	826	48,839	557	29,469
Class C	424,098	24,199,038	137,723	7,041,797
Class R	57,829	3,421,169	25,394	1,343,848
Class Y	1,357,075	81,343,086	574,240	30,767,792
Class R6	505,764	30,345,827	216,012	11,582,541

Conversion of Class B shares to Class A shares:(c)
Class A	41,105	2,597,848	43,921	2,363,578
Class B	(41,102)	(2,597,848)	(44,235)	(2,363,578)

Reacquired:
Class A	(4,356,323)	(259,704,755)	(13,326,283)	(720,946,133)
Class B(b)	(13,501)	(792,049)	(20,206)	(1,071,251)
Class C	(1,986,699)	(113,478,073)	(4,821,440)	(248,857,513)
Class R	(529,003)	(31,433,593)	(929,224)	(50,211,398)
Class Y	(11,368,236)	(679,938,793)	(15,958,395)	(874,795,075)
Class R6	(1,569,080)	(94,656,266)	(2,545,180)	(139,363,531)
Net increase (decrease) in share activity	(141,364)	$(8,089,246)	18,335,091	$972,447,582

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 46% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Class B shares activity for the period September 1, 2017 through January 26, 2018 (date of conversion).
(c)	Effective as of the close of business January 26, 2018, all outstanding Class B shares were converted to Class A shares.

22                         Invesco Equally-Weighted S&P 500 Fund

NOTE 12—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 02/28/18	$56.49	$0.37	$4.67	$5.04	$(0.81)	$(0.84)	$(1.65)	$59.88	8.95%	$2,207,719	0.53	%(d)	0.53	%(d)	1.27	%(d)	9%
Year ended 08/31/17	50.91	0.74	5.54	6.28	(0.54)	(0.16)	(0.70)	56.49	12.41	2,103,146	0.53		0.53		1.37		24
Year ended 08/31/16	46.87	0.75	4.57	5.32	(0.66)	(0.62)	(1.28)	50.91	11.69	1,957,456	0.54		0.54		1.58		29
Year ended 08/31/15	48.54	0.67	(1.18)	(0.51)	(0.49)	(0.67)	(1.16)	46.87	(1.07)	1,789,491	0.54		0.54		1.36		21
Year ended 08/31/14	40.07	0.59	9.45	10.04	(0.48)	(1.09)	(1.57)	48.54	25.64	1,506,665	0.56		0.56		1.31		17
Year ended 08/31/13	33.40	0.55	7.47	8.02	(0.51)	(0.84)	(1.35)	40.07	24.83	999,730	0.57		0.57		1.48		18
Class B
Six months ended 02/28/18(e)	55.96	0.12	8.62	8.74	(0.41)	(0.84)	(1.25)	63.45	15.78	—	1.28	(d)	1.28	(d)	0.52	(d)	9
Year ended 08/31/17	50.49	0.33	5.49	5.82	(0.19)	(0.16)	(0.35)	55.96	11.56	2,971	1.28		1.28		0.62		24
Year ended 08/31/16	46.56	0.39	4.55	4.94	(0.39)	(0.62)	(1.01)	50.49	10.85	5,522	1.29		1.29		0.83		29
Year ended 08/31/15	48.35	0.30	(1.16)	(0.86)	(0.26)	(0.67)	(0.93)	46.56	(1.81)	8,950	1.29		1.29		0.61		21
Year ended 08/31/14	40.01	0.25	9.44	9.69	(0.26)	(1.09)	(1.35)	48.35	24.70	15,851	1.31		1.31		0.56		17
Year ended 08/31/13	33.34	0.27	7.49	7.76	(0.25)	(0.84)	(1.09)	40.01	23.90	22,925	1.32		1.32		0.73		18
Class C
Six months ended 02/28/18	54.05	0.19	4.46	4.65	(0.44)	(0.84)	(1.28)	57.42	8.63 (f)	1,206,551	1.13	(d)(f)	1.13	(d)(f)	0.67	(d)(f)	9
Year ended 08/31/17	48.82	0.32	5.30	5.62	(0.23)	(0.16)	(0.39)	54.05	11.56	1,126,361	1.28		1.28		0.62		24
Year ended 08/31/16	45.03	0.41	4.39	4.80	(0.39)	(0.62)	(1.01)	48.82	10.90 (f)	941,775	1.23	(f)	1.23	(f)	0.89	(f)	29
Year ended 08/31/15	46.79	0.29	(1.12)	(0.83)	(0.26)	(0.67)	(0.93)	45.03	(1.81)	750,898	1.29		1.29		0.61		21
Year ended 08/31/14	38.75	0.25	9.14	9.39	(0.26)	(1.09)	(1.35)	46.79	24.73	349,739	1.31		1.31		0.56		17
Year ended 08/31/13	32.33	0.26	7.24	7.50	(0.24)	(0.84)	(1.08)	38.75	23.88	141,986	1.32		1.32		0.73		18
Class R
Six months ended 02/28/18	56.15	0.30	4.65	4.95	(0.68)	(0.84)	(1.52)	59.58	8.83	136,378	0.78	(d)	0.78	(d)	1.02	(d)	9
Year ended 08/31/17	50.63	0.60	5.50	6.10	(0.42)	(0.16)	(0.58)	56.15	12.13	132,316	0.78		0.78		1.12		24
Year ended 08/31/16	46.65	0.63	4.54	5.17	(0.57)	(0.62)	(1.19)	50.63	11.38	111,116	0.79		0.79		1.33		29
Year ended 08/31/15	48.36	0.54	(1.17)	(0.63)	(0.41)	(0.67)	(1.08)	46.65	(1.33)	89,588	0.79		0.79		1.11		21
Year ended 08/31/14	39.95	0.48	9.43	9.91	(0.41)	(1.09)	(1.50)	48.36	25.35	65,777	0.81		0.81		1.06		17
Year ended 08/31/13	33.31	0.46	7.44	7.90	(0.42)	(0.84)	(1.26)	39.95	24.48	29,320	0.82		0.82		1.23		18
Class Y
Six months ended 02/28/18	57.06	0.45	4.71	5.16	(0.95)	(0.84)	(1.79)	60.43	9.08	3,362,121	0.28	(d)	0.28	(d)	1.52	(d)	9
Year ended 08/31/17	51.40	0.88	5.59	6.47	(0.65)	(0.16)	(0.81)	57.06	12.69	3,318,343	0.28		0.28		1.62		24
Year ended 08/31/16	47.30	0.88	4.61	5.49	(0.77)	(0.62)	(1.39)	51.40	11.97	2,116,654	0.29		0.29		1.83		29
Year ended 08/31/15	48.95	0.80	(1.19)	(0.39)	(0.59)	(0.67)	(1.26)	47.30	(0.83)	1,945,879	0.29		0.29		1.61		21
Year ended 08/31/14	40.38	0.71	9.52	10.23	(0.57)	(1.09)	(1.66)	48.95	25.95	1,021,247	0.31		0.31		1.56		17
Year ended 08/31/13	33.64	0.65	7.52	8.17	(0.59)	(0.84)	(1.43)	40.38	25.16	481,948	0.32		0.32		1.73		18
Class R6
Six months ended 02/28/18	57.15	0.49	4.73	5.22	(1.02)	(0.84)	(1.86)	60.51	9.17	1,019,445	0.16	(d)	0.16	(d)	1.64	(d)	9
Year ended 08/31/17	51.47	0.95	5.60	6.55	(0.71)	(0.16)	(0.87)	57.15	12.84	808,668	0.16		0.16		1.74		24
Year ended 08/31/16	47.37	0.97	4.58	5.55	(0.83)	(0.62)	(1.45)	51.47	12.08	681,025	0.16		0.16		1.96		29
Year ended 08/31/15	48.99	0.87	(1.20)	(0.33)	(0.62)	(0.67)	(1.29)	47.37	(0.70)	178,731	0.16		0.16		1.74		21
Year ended 08/31/14	40.39	0.78	9.49	10.27	(0.58)	(1.09)	(1.67)	48.99	26.05	1,253	0.22		0.22		1.65		17
Year ended 08/31/13(g)	34.93	0.62	6.27	6.89	(0.59)	(0.84)	(1.43)	40.39	20.58	12	0.27	(h)	0.27	(h)	1.78	(h)	18

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $2,206,218, $2,711, $1,188,294, $136,163, $3,398,863 and $977,899 for Class A, Class B, Class C, Class R, Class Y, and Class R6 shares, respectively.
(e)	Reflects activity for the period September 1, 2017 through January 26, 2018 (date of conversion).
(f)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.85% and 0.94% for the six months ended February 28, 2018 and the year ended August 31, 2016, respectively.
(g)	Commencement date of September 24, 2012.
(h)	Annualized.

23                         Invesco Equally-Weighted S&P 500 Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2017 through February 28, 2018.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (09/01/17)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/18)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/18)	Expenses Paid During Period[2]
A	$1,000.00	$1,089.50	$2.75	$1,022.17	$2.66	0.53%
C	1,000.00	1,086.30	5.85	1,019.19	5.66	1.13
R	1,000.00	1,088.30	4.04	1,020.93	3.91	0.78
Y	1,000.00	1,090.80	1.45	1,023.41	1.40	0.28
R6	1,000.00	1,091.70	0.83	1,024.00	0.80	0.16

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2017 through February 28, 2018, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

24                         Invesco Equally-Weighted S&P 500 Fund

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Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074	Invesco Distributors, Inc.	MS-EWSP-SAR-1	04202018	0915

Semiannual Report to Shareholders	February 28, 2018
Invesco Equity and Income Fund Nasdaq: A: ACEIX ∎ C: ACERX ∎ R: ACESX ∎ Y: ACETX ∎ R5: ACEKX ∎ R6: IEIFX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
17	Financial Statements
19	Notes to Financial Statements
28	Financial Highlights
29	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 8/31/17 to 2/28/18, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	6.27%
Class C Shares	5.87
Class R Shares	6.20
Class Y Shares	6.41
Class R5 Shares	6.44
Class R6 Shares	6.49
Russell 1000 Value Index▼ (Broad Market Index)	7.26
Bloomberg Barclays U.S. Government/Credit Index▼ (Style-Specific Index)	-2.30
Lipper Mixed-Asset Target Allocation Growth Funds Index∎ (Peer Group Index)	5.94
Source(s): ▼FactSet Research Systems Inc.; ∎Lipper Inc.

The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The Bloomberg Barclays U.S. Government/Credit Index is a broad-based benchmark that includes investment grade, US dollar-denominated, fixed-rate Treasuries, government-related and corporate securities.

The Lipper Mixed-Asset Target Allocation Growth Funds Index is an unmanaged index considered representative of mixed-asset target allocation growth funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                        Invesco Equity and Income Fund

Average Annual Total Returns
As of 2/28/18, including maximum applicable sales charges
Class A Shares
Inception (8/3/60)	10.14%
10 Years	7.00
5 Years	8.60
1 Year	1.83

Class C Shares
Inception (7/6/93)	8.74%
10 Years	6.82
5 Years	9.03
1 Year	5.93

Class R Shares
Inception (10/1/02)	8.23%
10 Years	7.35
5 Years	9.57
1 Year	7.52

Class Y Shares
Inception (12/22/04)	7.42%
10 Years	7.88
5 Years	10.11
1 Year	7.99

Class R5 Shares
10 Years	7.89%
5 Years	10.17
1 Year	7.96

Class R6 Shares
10 Years	7.85%
5 Years	10.27
1 Year	8.16

Effective June 1, 2010, Class A, Class B, Class C, Class I and Class R shares of the predecessor fund, Van Kampen Equity and Income Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C, Class Y and Class R shares, respectively, of Invesco Van Kampen Equity and Income Fund (renamed Invesco Equity and Income Fund). Returns shown above, prior to June 1, 2010, for Class A, Class B, Class C, Class R and Class Y shares are blended returns of the predecessor fund and Invesco Equity and Income Fund. Share class returns will differ from the predecessor fund because of different expenses.

Class R5 shares incepted on June 1, 2010. Performance shown prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

Average Annual Total Returns
As of 12/31/17, the most recent calendar quarter end, including maximum applicable sales charges
Class A Shares
Inception (8/3/60)	10.16%
10 Years	6.43
5 Years	9.89
1 Year	4.83

Class B Shares*
Inception (5/1/92)	9.55%
10 Years	6.73
5 Years	10.02
1 Year	5.07

Class C Shares
Inception (7/6/93)	8.80%
10 Years	6.24
5 Years	10.30
1 Year	9.03

Class R Shares
Inception (10/1/02)	8.31%
10 Years	6.77
5 Years	10.85
1 Year	10.56

Class Y Shares
Inception (12/22/04)	7.50%
10 Years	7.30
5 Years	11.41
1 Year	11.16

Class R5 Shares
10 Years	7.31%
5 Years	11.48
1 Year	11.23

Class R6 Shares
10 Years	7.26%
5 Years	11.59
1 Year	11.34
* Effective January 26, 2018, Class B shares were converted to Class A shares.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 0.80%, 1.55%, 1.55%, 1.05%, 0.55%, 0.49% and 0.39%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 0.81% 1.56%, 1.56%, 1.06%, 0.56%, 0.50% and 0.40%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. Note: Effective January 26, 2018, Class B shares were converted to Class A shares. No CDSC was paid in connection with this early conversion. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2019. See current prospectus for more information.

3                        Invesco Equity and Income Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.”

Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                        Invesco Equity and Income Fund

Schedule of Investments(a)

February 28, 2018

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–64.60%
Aerospace & Defense–1.25%
General Dynamics Corp.	831,841	$185,043,030

Apparel, Accessories & Luxury Goods–0.31%
Michael Kors Holdings Ltd.(b)	720,680	45,352,392

Asset Management & Custody Banks–1.79%
Northern Trust Corp.	1,044,174	110,546,701
State Street Corp.	1,454,512	154,396,449
		264,943,150

Automobile Manufacturers–1.36%
General Motors Co.	5,109,839	201,072,165

Biotechnology–0.81%
Amgen Inc.	653,130	120,025,700

Broadcasting–0.15%
CBS Corp.–Class B	429,777	22,765,288

Building Products–0.61%
Johnson Controls International PLC	2,450,830	90,362,102

Cable & Satellite–1.30%
Charter Communications, Inc.–Class A(b)	239,697	81,959,595
Comcast Corp.–Class A	3,058,803	110,759,257
		192,718,852

Communications Equipment–1.79%
Cisco Systems, Inc.	4,412,480	197,590,854
Juniper Networks, Inc.	2,605,992	66,869,755
		264,460,609

Data Processing & Outsourced Services–0.34%
PayPal Holdings, Inc.(b)	640,690	50,877,193

Diversified Banks–9.98%
Bank of America Corp.	14,622,430	469,380,003
Citigroup Inc.	7,163,565	540,777,522
JPMorgan Chase & Co.	3,374,286	389,730,033
Wells Fargo & Co.	1,311,660	76,614,060
		1,476,501,618

Diversified Metals & Mining–0.52%
BHP Billiton Ltd. (Australia)	3,281,325	76,727,601

Drug Retail–2.29%
CVS Health Corp.	2,488,542	168,548,950
Walgreens Boots Alliance, Inc.	2,474,519	170,469,614
		339,018,564

Electric Utilities–0.28%
FirstEnergy Corp.	1,265,455	40,912,160

	Shares	Value
Fertilizers & Agricultural Chemicals–0.96%
Mosaic Co. (The)	2,777,492	$73,103,589
Nutrien Ltd. (Canada)(b)	1,397,290	68,816,533
		141,920,122

Health Care Distributors–0.93%
McKesson Corp.	927,081	138,348,298

Health Care Equipment–2.14%
Baxter International Inc.	1,421,885	96,389,584
Medtronic PLC	1,503,635	120,125,400
Zimmer Biomet Holdings, Inc.	857,247	99,654,964
		316,169,948

Home Improvement Retail–0.85%
Kingfisher PLC (United Kingdom)	25,572,686	125,853,854

Hotels, Resorts & Cruise Lines–1.13%
Carnival Corp.	2,499,709	167,255,529

Industrial Machinery–0.77%
Ingersoll-Rand PLC	1,286,537	114,244,486

Insurance Brokers–1.88%
Aon PLC	849,380	119,185,002
Marsh & McLennan Cos., Inc.	779,108	64,681,546
Willis Towers Watson PLC	593,481	93,710,650
		277,577,198

Integrated Oil & Gas–3.37%
BP PLC (United Kingdom)	20,882,375	135,449,040
Occidental Petroleum Corp.	2,525,049	165,643,214
Royal Dutch Shell PLC–Class A (United Kingdom)	6,267,293	197,833,372
		498,925,626

Integrated Telecommunication Services–0.57%
Orange S.A. (France)	1,274,260	21,572,742
Verizon Communications Inc.	1,301,698	62,143,062
		83,715,804

Internet Software & Services–1.00%
eBay Inc.(b)	3,461,991	148,380,934

Investment Banking & Brokerage–3.53%
Charles Schwab Corp. (The)	1,581,111	83,830,505
Goldman Sachs Group, Inc. (The)	483,206	127,049,354
Morgan Stanley	5,547,958	310,796,607
		521,676,466

IT Consulting & Other Services–0.92%
Cognizant Technology Solutions Corp.–Class A	1,664,875	136,553,047

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Equity and Income Fund

	Shares	Value
Managed Health Care–0.67%
Anthem, Inc.	423,506	$99,684,842

Multi-Line Insurance–1.17%
American International Group, Inc.	3,021,464	173,250,746

Oil & Gas Equipment & Services–1.40%
Baker Hughes, a GE Co.	2,203,258	58,166,011
TechnipFMC PLC (United Kingdom)	5,148,529	148,380,606
		206,546,617

Oil & Gas Exploration & Production–3.92%
Anadarko Petroleum Corp.	2,984,362	170,228,009
Apache Corp.	3,181,441	108,646,210
Canadian Natural Resources Ltd. (Canada)	4,209,061	130,385,111
Devon Energy Corp.	5,593,667	171,557,767
		580,817,097

Other Diversified Financial Services–0.62%
Voya Financial, Inc.	1,796,104	91,637,226

Packaged Foods & Meats–0.80%
Mondelez International, Inc.–Class A	2,687,144	117,965,622

Pharmaceuticals–4.24%
Bristol-Myers Squibb Co.	1,864,786	123,448,833
Merck & Co., Inc.	2,558,849	138,740,793
Novartis AG (Switzerland)	1,275,011	106,676,910
Pfizer Inc.	4,597,814	166,946,627
Sanofi (France)	1,153,269	90,969,696
		626,782,859

Railroads–1.11%
CSX Corp.	3,057,207	164,233,160

Regional Banks–4.84%
Citizens Financial Group, Inc.	5,856,438	254,696,489
Comerica Inc.	726,070	70,588,525
Fifth Third Bancorp	4,401,554	145,471,360
First Horizon National Corp.	3,827,664	72,916,999
PNC Financial Services Group, Inc. (The)	1,095,272	172,680,583
		716,353,956

Semiconductors–1.74%
Intel Corp.	2,585,103	127,419,727
QUALCOMM Inc.	2,011,893	130,773,045
		258,192,772

Systems Software–1.51%
Oracle Corp.	4,399,068	222,900,775

Tobacco–1.30%
Philip Morris International Inc.	1,851,602	191,733,387

	Shares	Value
Wireless Telecommunication Services–0.45%
Vodafone Group PLC–ADR (United Kingdom)	2,331,749	$66,011,814
Total Common Stocks & Other Equity Interests (Cost $6,648,391,130)		9,557,512,609

	Principal Amount
Bonds & Notes–18.31%
Aerospace & Defense–0.44%
BAE Systems Holdings Inc. (United Kingdom), Sr. Unsec. Gtd. Notes, 2.85%, 12/15/2020(c)	$3,091,000	3,079,065
Northrop Grumman Corp., Sr. Unsec. Global Notes, 1.75%, 06/01/2018	32,345,000	32,316,860
Precision Castparts Corp., Sr. Unsec. Global Notes, 2.50%, 01/15/2023	4,150,000	4,060,898
United Technologies Corp., Jr. Unsec. Sub. Global Notes, 1.78%, 05/04/2018(d)	26,015,000	25,995,744
		65,452,567

Agricultural & Farm Machinery–0.10%
Deere & Co., Sr. Unsec. Notes, 2.60%, 06/08/2022	14,645,000	14,399,216

Agricultural Products–0.03%
Ingredion Inc., Sr. Unsec. Notes, 6.63%, 04/15/2037	3,940,000	4,845,920

Air Freight & Logistics–0.11%
FedEx Corp.,
Sr. Unsec. Gtd. Bonds, 4.90%, 01/15/2034	4,310,000	4,628,425
Sr. Unsec. Gtd. Notes, 5.10%, 01/15/2044	8,875,000	9,740,973
United Parcel Service, Inc., Sr. Unsec. Notes, 3.40%, 11/15/2046	2,608,000	2,344,657
		16,714,055

Airlines–0.17%
American Airlines Pass Through Trust, Series 2014-1, Class A, Sr. Sec. First Lien Pass Through Ctfs., 3.70%, 04/01/2028	3,754,768	3,754,768
Continental Airlines Pass Through Trust, Series 2010-1, Class A, Sr. Sec. First Lien Pass Through Ctfs., 4.75%, 01/12/2021	2,795,323	2,888,966
Series 2012-1, Class A, Sr. Sec. First Lien Pass Through Ctfs., 4.15%, 04/11/2024	4,476,466	4,609,641
Delta Air Lines Pass Through Trust, Series 2010-1, Class A, Sr. Sec. First Lien Pass Through Ctfs., 6.20%, 01/02/2020	1,155,361	1,172,692

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Equity and Income Fund

	Principal Amount	Value
Airlines–(continued)
United Airlines Pass Through Trust, Series 2014-2, Class A, Sr. Sec. First Lien Pass Through Ctfs., 3.75%, 09/03/2026	$4,829,298	$4,860,205
Series 2018-1, Class AA, Sr. Sec. First Lien Pass Thru Ctfs., 3.50%, 03/01/2030	5,286,000	5,237,380
Virgin Australia Pass Through Trust (Australia), Series 2013-1, Class A, Sec. Gtd. Pass Through Ctfs., 5.00%, 10/23/2023(c)	2,801,662	2,894,117
		25,417,769

Application Software–0.62%
Citrix Systems, Inc., Sr. Unsec. Conv. Bonds, 0.50%, 04/15/2019	21,913,000	29,186,297
Nuance Communications, Inc., Sr. Unsec. Conv. Bonds, 1.00%, 12/15/2022(e)	29,489,000	28,297,497
RealPage, Inc., Sr. Unsec. Conv. Notes, 1.50%, 11/15/2022(c)	6,658,000	9,119,583
Workday, Inc., Sr. Unsec. Conv. Notes, 0.25%, 10/01/2022(c)	22,666,000	24,572,800
		91,176,177

Asset Management & Custody Banks–0.14%
Apollo Management Holdings L.P., Sr. Unsec. Gtd. Notes, 4.00%, 05/30/2024(c)	4,260,000	4,278,547
Blackstone Holdings Finance Co. LLC, Sr. Unsec. Gtd. Notes, 5.00%, 06/15/2044(c)	3,975,000	4,313,576
Brookfield Asset Management Inc. (Canada), Sr. Unsec. Notes, 4.00%, 01/15/2025	4,515,000	4,527,542
Carlyle Holdings Finance LLC, Sr. Unsec. Gtd. Notes, 3.88%, 02/01/2023(c)	3,855,000	3,875,934
KKR Group Finance Co. III LLC, Sr. Unsec. Gtd. Bonds, 5.13%, 06/01/2044(c)	3,217,000	3,357,268
		20,352,867

Automobile Manufacturers–0.17%
Ford Motor Credit Co. LLC, Sr. Unsec. Global Notes, 3.10%, 05/04/2023	2,847,000	2,739,975
3.81%, 01/09/2024	4,473,000	4,415,126
4.13%, 08/04/2025	7,006,000	6,904,436
General Motors Co., Sr. Unsec. Global Notes, 6.60%, 04/01/2036	4,317,000	5,031,530
General Motors Financial Co., Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 03/01/2026	5,467,000	5,799,127
		24,890,194

	Principal Amount	Value
Automotive Retail–0.10%
Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 4.50%, 12/01/2023	$6,415,000	$6,639,800
5.75%, 05/01/2020	7,393,000	7,789,996
		14,429,796

Biotechnology–0.55%
AbbVie Inc., Sr. Unsec. Global Notes, 4.50%, 05/14/2035	7,233,000	7,472,980
BioMarin Pharmaceutical Inc., Sr. Unsec. Sub. Conv. Notes, 1.50%, 10/15/2020	23,901,000	26,530,110
Celgene Corp., Sr. Unsec. Global Notes, 4.00%, 08/15/2023	4,735,000	4,871,064
4.63%, 05/15/2044	13,875,000	13,642,542
Gilead Sciences, Inc., Sr. Unsec. Global Notes, 4.40%, 12/01/2021	4,988,000	5,213,224
Neurocrine Biosciences, Inc., Sr. Unsec. Conv. Notes, 2.25%, 05/15/2024(c)	17,930,000	23,817,979
		81,547,899

Brewers–0.37%
Anheuser-Busch InBev Finance, Inc. (Belgium), Sr. Unsec. Gtd. Global Notes, 2.65%, 02/01/2021	6,754,000	6,695,965
3.30%, 02/01/2023	6,427,000	6,406,810
4.70%, 02/01/2036	10,870,000	11,457,079
4.90%, 02/01/2046	12,141,000	12,994,622
Heineken NV (Netherlands), Sr. Unsec. Notes, 3.50%, 01/29/2028(c)	9,734,000	9,579,826
Molson Coors Brewing Co., Sr. Unsec. Gtd. Global Notes, 1.45%, 07/15/2019	3,501,000	3,441,195
4.20%, 07/15/2046	4,057,000	3,818,353
		54,393,850

Broadcasting–0.81%
Liberty Interactive LLC, Sr. Unsec. Conv. Deb., 1.75%, 10/05/2023(c)(e)	22,928,000	26,517,080
Liberty Media Corp., Sr. Unsec. Conv. Notes, 1.38%, 10/15/2023	61,171,000	72,328,591
Liberty Formula One, Sr. Unsec. Conv. Notes, 1.00%, 01/30/2023(c)	5,397,000	5,881,850
Sr. Unsec. Conv. Deb., 2.25%, 10/05/2021(e)	14,987,000	15,705,702
		120,433,223

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Equity and Income Fund

	Principal Amount	Value
Cable & Satellite–0.57%
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sr. Sec. Gtd. First Lien Global Notes, 4.46%, 07/23/2022	$10,845,000	$11,113,654
Comcast Corp., Sr. Unsec. Gtd. Global Notes, 5.70%, 05/15/2018	4,735,000	4,767,088
3.90%, 03/01/2038	8,010,000	7,670,072
Sr. Unsec. Gtd. Notes, 6.45%, 03/15/2037	2,465,000	3,161,697
DISH Network Corp., Sr. Unsec. Conv. Bonds, 3.38%, 08/15/2026	47,161,000	47,564,934
NBCUniversal Media LLC, Sr. Unsec. Gtd. Global Notes, 5.15%, 04/30/2020	3,320,000	3,485,942
5.95%, 04/01/2041	3,365,000	4,073,600
Sky PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 9.50%, 11/15/2018(c)	2,275,000	2,385,040
		84,222,027

Commodity Chemicals–0.06%
Basell Finance Co. B.V. (Netherlands), Sr. Unsec. Gtd. Deb., 8.10%, 03/15/2027(c)	7,384,000	9,535,581

Communications Equipment–0.57%
Ciena Corp., Sr. Unsec. Conv. Bonds, 4.00%, 12/15/2020	14,876,000	20,051,048
Finisar Corp., Sr. Unsec. Conv. Bonds, 0.50%, 12/15/2021(e)	10,562,000	9,728,088
Viavi Solutions Inc., Sr. Unsec. Conv. Deb., 0.63%, 08/15/2018(e)	34,079,000	35,019,546
Sr. Unsec. Conv. Notes, 1.00%, 03/01/2024(c)	19,034,000	19,178,659
		83,977,341

Consumer Finance–0.13%
American Express Co., Unsec. Sub. Global Notes, 3.63%, 12/05/2024	3,423,000	3,430,255
Capital One Financial Corp., Sr. Unsec. Global Notes, 3.20%, 01/30/2023	10,060,000	9,867,225
Synchrony Financial, Sr. Unsec. Global Notes, 3.95%, 12/01/2027	5,795,000	5,574,323
		18,871,803

Data Processing & Outsourced Services–0.21%
Total System Services, Inc., Sr. Unsec. Notes, 2.38%, 06/01/2018	23,640,000	23,637,806
Visa Inc., Sr. Unsec. Global Notes, 4.15%, 12/14/2035	7,245,000	7,650,614
		31,288,420

	Principal Amount	Value
Diversified Banks–1.76%
ANZ New Zealand (Int’l) Ltd. (New Zealand), Sr. Unsec. Gtd. Notes, 2.88%, 01/25/2022(c)	$3,545,000	$3,485,976
Australia and New Zealand Banking Group Ltd. (Australia), Sr. Unsec. Medium-Term Global Notes, 2.30%, 06/01/2021	7,448,000	7,271,578
Bank of America Corp., Sr. Unsec. Medium-Term Global Notes, 5.65%, 05/01/2018	8,680,000	8,730,473
3.50%, 04/19/2026	6,710,000	6,615,189
Sr. Unsec. Medium-Term Notes, 3.25%, 10/21/2027	5,705,000	5,429,445
Bank of Nova Scotia (The) (Canada), Sr. Unsec. Global Notes, 2.05%, 10/30/2018	12,740,000	12,713,750
BBVA Bancomer S.A. (Mexico), Sr. Unsec. Notes, 4.38%, 04/10/2024(c)	6,875,000	7,003,906
Citigroup Inc., Sr. Unsec. Global Notes, 3.67%, 07/24/2028	5,405,000	5,293,495
Unsec. Sub. Global Notes, 5.30%, 05/06/2044	2,765,000	3,063,550
6.68%, 09/13/2043	8,000,000	10,425,201
Unsec. Sub. Notes, 4.75%, 05/18/2046	4,145,000	4,256,784
Commonwealth Bank of Australia (Australia), Sr. Unsec. Notes, 2.25%, 03/10/2020(c)	10,540,000	10,415,895
Discover Bank, Sr. Unsec. Notes, 3.35%, 02/06/2023	5,380,000	5,348,054
HBOS PLC (United Kingdom), Unsec. Sub. Medium-Term Global Notes, 6.75%, 05/21/2018(c)	8,535,000	8,610,822
JPMorgan Chase & Co., Sr. Unsec. Global Notes, 3.20%, 06/15/2026	4,365,000	4,195,220
3.51%, 01/23/2029	11,170,000	10,842,137
3.90%, 01/23/2049	11,170,000	10,544,420
4.26%, 02/22/2048	5,355,000	5,371,621
Series V, Jr. Unsec. Sub. Global Notes, 5.00%(f)	6,410,000	6,450,063
Mizuho Financial Group Cayman 3 Ltd. (Japan), Unsec. Gtd. Sub. Notes, 4.60%, 03/27/2024(c)	545,000	562,668
National Australia Bank Ltd. (Australia), Sr. Unsec. Medium-Term Global Notes, 2.00%, 01/14/2019	10,015,000	9,974,563
Sr. Unsec. Notes, 1.88%, 07/12/2021	9,725,000	9,355,785
3.50%, 01/10/2027(c)	10,625,000	10,475,928
Royal Bank of Canada (Canada), Sr. Unsec. Global Notes, 2.00%, 12/10/2018	33,645,000	33,574,194

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Equity and Income Fund

	Principal Amount	Value
Diversified Banks–(continued)
Société Générale S.A. (France), Sr. Unsec. Notes, 2.63%, 09/16/2020(c)	$8,565,000	$8,475,614
Unsec. Sub. Notes, 5.00%, 01/17/2024(c)	7,365,000	7,687,960
Standard Chartered PLC (United Kingdom), Sr. Unsec. Notes, 3.05%, 01/15/2021(c)	7,250,000	7,213,380
Sumitomo Mitsui Banking Corp. (Japan), Sr. Unsec. Gtd. Medium-Term Global Notes, 2.65%, 07/23/2020	7,235,000	7,186,617
U.S. Bancorp, Series W, Unsec. Sub. Medium-Term Notes, 3.10%, 04/27/2026	3,245,000	3,104,163
Wells Fargo & Co., Sr. Unsec. Medium-Term Notes, 3.55%, 09/29/2025	6,840,000	6,784,210
Unsec. Sub. Medium-Term Notes, 4.10%, 06/03/2026	4,515,000	4,526,830
4.65%, 11/04/2044	14,430,000	14,625,845
		259,615,336

Diversified Capital Markets–0.52%
Credit Suisse AG (Switzerland), Sr. Unsec. Conv. Medium-Term Notes, 0.50%, 06/24/2024(c)	75,750,000	69,152,175
Unsec. Sub. Notes, 6.50%, 08/08/2023(c)	6,536,000	7,221,875
		76,374,050

Diversified Chemicals–0.05%
Eastman Chemical Co., Sr. Unsec. Global Notes, 2.70%, 01/15/2020	8,092,000	8,072,531

Diversified Metals & Mining–0.02%
Rio Tinto Finance USA Ltd. (United Kingdom), Sr. Unsec. Gtd. Global Notes, 7.13%, 07/15/2028	2,175,000	2,815,820

Drug Retail–0.15%
CVS Health Corp., Sr. Unsec. Global Bonds, 3.38%, 08/12/2024	3,740,000	3,644,374
CVS Pass Through Trust, Sr. Sec. First Lien Global Pass Through Ctfs., 6.04%, 12/10/2028	7,751,795	8,395,979
Walgreens Boots Alliance Inc., Sr. Unsec. Global Notes, 3.30%, 11/18/2021	6,129,000	6,143,283
4.50%, 11/18/2034	4,519,000	4,466,193
		22,649,829

Electric Utilities–0.30%
Duke Energy Corp., Sr. Unsec. Global Notes, 2.10%, 06/15/2018	19,000,000	18,986,835

	Principal Amount	Value
Electric Utilities–(continued)
Electricite de France S.A. (France), Jr. Unsec. Sub. Notes, 5.63%(c)(f)	$6,390,000	$6,450,130
Sr. Unsec. Notes, 4.60%, 01/27/2020(c)	2,150,000	2,217,217
4.88%, 01/22/2044(c)	9,110,000	9,709,828
NextEra Energy Capital Holdings Inc., Sr. Unsec. Gtd. Deb., 3.55%, 05/01/2027	5,572,000	5,461,080
Ohio Power Co., Series M, Sr. Unsec. Notes, 5.38%, 10/01/2021	1,050,000	1,136,431
PPL Electric Utilities Corp., Sr. Sec. First Mortgage Bonds, 6.25%, 05/15/2039	355,000	464,386
		44,425,907

Environmental & Facilities Services–0.03%
Waste Management, Inc., Sr. Unsec. Gtd. Global Notes, 3.90%, 03/01/2035	4,786,000	4,787,856

Fertilizers & Agricultural Chemicals–0.02%
Monsanto Co., Sr. Unsec. Global Notes, 2.13%, 07/15/2019	3,055,000	3,030,047

Financial Exchanges & Data–0.07%
Moody’s Corp., Sr. Unsec. Global Notes, 4.50%, 09/01/2022	9,185,000	9,611,171

Food Retail–0.01%
Alimentation Couche-Tard Inc. (Canada), Sr. Unsec. Gtd. Notes, 4.50%, 07/26/2047(c)	1,188,000	1,167,649

General Merchandise Stores–0.02%
Dollar General Corp., Sr. Unsec. Global Notes, 3.25%, 04/15/2023	3,650,000	3,620,559

Health Care Distributors–0.07%
McKesson Corp., Sr. Unsec. Global Notes, 2.28%, 03/15/2019	11,085,000	11,054,738

Health Care Equipment–0.83%
Becton, Dickinson and Co., Sr. Unsec. Global Notes, 4.88%, 05/15/2044	7,465,000	7,517,542
Sr. Unsec. Notes, 2.68%, 12/15/2019	2,786,000	2,776,294
DexCom, Inc., Sr. Unsec. Conv. Notes, 0.75%, 05/15/2022(c)	25,054,000	23,430,601
Edwards Lifesciences Corp., Sr. Unsec. Global Notes, 2.88%, 10/15/2018	7,055,000	7,071,171
Insulet Corp., Sr. Unsec. Conv. Notes, 1.38%, 11/15/2024(c)	4,536,000	4,770,117

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Equity and Income Fund

	Principal Amount	Value
Health Care Equipment–(continued)
Medtronic, Inc., Sr. Unsec. Gtd. Global Notes, 3.15%, 03/15/2022	$10,944,000	$10,966,545
4.38%, 03/15/2035	3,635,000	3,854,526
4.63%, 03/15/2044	5,490,000	6,007,111
NuVasive, Inc., Sr. Unsec. Conv. Bonds, 2.25%, 03/15/2021	20,477,000	22,002,229
Wright Medical Group N.V., Sr. Unsec. Conv. Bonds, 2.25%, 11/15/2021	9,978,000	11,648,926
Wright Medical Group, Inc., Sr. Unsec. Gtd. Conv. Bonds, 2.00%, 02/15/2020	22,224,000	22,220,577
		122,265,639

Health Care REITs–0.08%
HCP, Inc., Sr. Unsec. Global Notes, 3.88%, 08/15/2024	5,085,000	5,104,131
4.20%, 03/01/2024	4,690,000	4,809,883
Ventas Realty L.P., Sr. Unsec. Gtd. Notes, 5.70%, 09/30/2043	2,080,000	2,422,815
		12,336,829

Health Care Services–0.10%
Express Scripts Holding Co., Sr. Unsec. Gtd. Global Notes, 2.25%, 06/15/2019	5,685,000	5,643,974
Laboratory Corp. of America Holdings, Sr. Unsec. Notes, 3.20%, 02/01/2022	6,132,000	6,123,644
4.70%, 02/01/2045	2,694,000	2,707,912
		14,475,530

Home Improvement Retail–0.05%
Home Depot, Inc. (The), Sr. Unsec. Global Notes, 2.00%, 04/01/2021	6,883,000	6,724,714

Homebuilding–0.07%
MDC Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 01/15/2043	10,130,000	9,699,475

Hotel & Resort REITs–0.03%
Hospitality Properties Trust, Sr. Unsec. Notes, 4.50%, 06/15/2023	2,765,000	2,839,114
5.00%, 08/15/2022	1,310,000	1,370,063
		4,209,177

Housewares & Specialties–0.04%
Tupperware Brands Corp., Sr. Unsec. Gtd. Global Notes, 4.75%, 06/01/2021	5,638,000	5,814,880

Insurance Brokers–0.02%
Willis North America, Inc., Sr. Unsec. Gtd. Global Notes, 3.60%, 05/15/2024	2,470,000	2,456,635

	Principal Amount	Value
Integrated Oil & Gas–0.33%
Chevron Corp., Sr. Unsec. Global Notes, 1.37%, 03/02/2018	$14,553,000	$14,553,000
1.72%, 06/24/2018	5,275,000	5,268,266
Husky Energy Inc. (Canada), Sr. Unsec. Global Notes, 3.95%, 04/15/2022	3,630,000	3,713,705
Occidental Petroleum Corp., Sr. Unsec. Global Notes, 3.40%, 04/15/2026	4,005,000	3,953,214
Petróleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Notes, 4.88%, 01/24/2022	7,430,000	7,648,813
Shell International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Global Notes, 4.00%, 05/10/2046	9,844,000	9,770,450
Suncor Energy Inc. (Canada), Sr. Unsec. Notes, 3.60%, 12/01/2024	3,379,000	3,370,316
		48,277,764

Integrated Telecommunication Services–0.63%
AT&T Inc., Sr. Unsec. Global Notes,
3.00%, 06/30/2022	5,334,000	5,249,780
3.40%, 05/15/2025	2,967,000	2,861,011
4.50%, 05/15/2035	4,755,000	4,609,527
4.80%, 06/15/2044	10,275,000	9,872,814
4.90%, 08/14/2037	19,570,000	19,671,484
5.15%, 03/15/2042	1,370,000	1,389,648
5.35%, 09/01/2040	2,077,000	2,156,614
Sr. Unsec. Notes, 4.30%, 02/15/2030(c)	3,526,000	3,455,955
5.15%, 11/15/2046(c)	3,698,000	3,707,923
Telefónica Emisiones, S.A.U. (Spain), Sr. Unsec. Gtd. Global Notes, 4.67%, 03/06/2038	3,505,000	3,527,043
5.21%, 03/08/2047	6,725,000	7,095,527
7.05%, 06/20/2036	3,600,000	4,583,929
Verizon Communications Inc., Sr. Unsec. Global Notes, 4.13%, 08/15/2046	857,000	766,608
4.40%, 11/01/2034	3,285,000	3,233,687
4.52%, 09/15/2048	9,984,000	9,470,860
4.81%, 03/15/2039	5,062,000	5,121,104
5.01%, 08/21/2054	6,727,000	6,702,395
		93,475,909

Internet & Direct Marketing Retail–0.37%
Ctrip.com International, Ltd. (China), Sr. Unsec. Conv. Bonds, 1.25%, 09/15/2019(e)	30,912,000	32,120,659
Liberty Expedia Holdings, Inc., Sr. Unsec. Conv. Deb., 1.00%, 07/05/2022(c)(e)	15,152,000	14,630,468

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Equity and Income Fund

	Principal Amount	Value
Internet & Direct Marketing Retail–(continued)
QVC, Inc., Sr. Sec. Gtd. First Lien Global Notes, 5.45%, 08/15/2034	$8,810,000	$8,437,472
		55,188,599

Internet Software & Services–0.12%
eBay Inc., Sr. Unsec. Global Notes, 2.50%, 03/09/2018	18,235,000	18,238,581

Investment Banking & Brokerage–1.30%
Goldman Sachs Group, Inc. (The), Sr. Unsec. Global Notes, 4.02%, 10/31/2038	5,325,000	5,156,053
5.25%, 07/27/2021	5,510,000	5,875,120
Unsec. Sub. Notes, 4.25%, 10/21/2025	5,807,000	5,858,964
Series 0000, Sr. Unsec. Exchangeable Basket-Linked Conv. Medium-Term Notes, 1.00%, 09/28/2020(c)(g)	59,890,000	109,744,832
GS Finance Corp., Series 0001, Sr. Unsec. Conv. Medium-Term Notes, 0.25%, 07/08/2024	56,790,000	58,492,564
Morgan Stanley, Sr. Unsec. Medium-Term Global Notes, 4.00%, 07/23/2025	6,870,000	6,965,397
		192,092,930

IT Consulting & Other Services–0.03%
DXC Technology Co., Sr. Unsec. Global Notes, 4.45%, 09/18/2022	4,954,000	5,117,720

Life & Health Insurance–0.52%
Athene Global Funding, Sec. Notes, 2.88%, 10/23/2018(c)	6,568,000	6,582,030
4.00%, 01/25/2022(c)	12,280,000	12,434,615
Jackson National Life Global Funding, Sr. Sec. Notes, 2.10%, 10/25/2021(c)	5,295,000	5,121,964
3.25%, 01/30/2024(c)	4,885,000	4,855,053
Nationwide Financial Services Inc., Sr. Unsec. Notes, 5.30%, 11/18/2044(c)	9,220,000	10,196,925
Prudential Financial, Inc., Jr. Unsec. Sub. Global Notes, 8.88%, 06/15/2068	18,455,000	18,685,688
Sr. Unsec. Notes, 3.91%, 12/07/2047(c)	4,898,000	4,663,958
3.94%, 12/07/2049(c)	4,856,000	4,624,917
Reliance Standard Life Global Funding II, Sr. Sec. First Lien Notes, 3.05%, 01/20/2021(c)	4,985,000	4,967,387
Teachers Insurance and Annuity Association of America, Unsec. Sub. Notes, 4.27%, 05/15/2047(c)	4,869,000	4,855,800
		76,988,337

	Principal Amount	Value
Movies & Entertainment–0.11%
Live Nation Entertainment, Inc., Sr. Unsec. Conv. Notes, 2.50%, 05/15/2019	$12,111,000	$16,250,540

Multi-Line Insurance–0.15%
American Financial Group, Inc., Sr. Unsec. Notes, 4.50%, 06/15/2047	5,075,000	5,020,192
American International Group, Inc., Sr. Unsec. Global Notes, 2.30%, 07/16/2019	3,855,000	3,829,425
4.38%, 01/15/2055	7,405,000	6,945,824
Metropolitan Life Global Funding I, Sec. Notes, 2.05%, 06/12/2020(c)	5,740,000	5,638,462
		21,433,903

Multi-Utilities–0.08%
NiSource Inc., Sr. Unsec. Global Notes, 4.38%, 05/15/2047	6,015,000	6,119,245
Sempra Energy, Sr. Unsec. Global Notes, 3.80%, 02/01/2038	5,871,000	5,581,217
		11,700,462

Office REITs–0.06%
Government Properties Income Trust, Sr. Unsec. Global Notes, 4.00%, 07/15/2022	7,200,000	7,208,556
Highwoods Realty L.P., Sr. Unsec. Notes, 3.20%, 06/15/2021	1,650,000	1,645,438
		8,853,994

Oil & Gas Drilling–0.06%
Nabors Industries Inc., Sr. Unsec. Gtd. Conv. Notes, 0.75%, 01/15/2024(c)	10,882,000	8,302,727

Oil & Gas Equipment & Services–0.47%
Ensco Jersey Finance Ltd., Sr. Unsec. Gtd. Conv. Bonds, 3.00%, 01/31/2024	19,995,000	16,545,862
Helix Energy Solutions Group, Inc., Sr. Unsec. Conv. Notes, 4.25%, 05/01/2022	10,666,000	10,075,200
Oil States International, Inc., Sr. Unsec. Conv. Notes, 1.50%, 02/15/2023(c)	15,097,000	14,541,657
Weatherford International Ltd., Sr. Unsec. Gtd. Conv. Notes, 5.88%, 07/01/2021	30,170,000	28,760,216
		69,922,935

Oil & Gas Exploration & Production–0.22%
Anadarko Petroleum Corp., Sr. Unsec. Notes, 6.60%, 03/15/2046	4,830,000	6,042,821
Chesapeake Energy Corp., Sr. Unsec. Gtd. Conv. Bonds, 5.50%, 09/15/2026	10,145,000	8,766,193

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Equity and Income Fund

	Principal Amount	Value
Oil & Gas Exploration & Production–(continued)
ConocoPhillips Co., Sr. Unsec. Gtd. Global Notes, 4.15%, 11/15/2034	$9,367,000	$9,502,904
Noble Energy, Inc., Sr. Unsec. Global Notes, 5.25%, 11/15/2043	7,940,000	8,436,052
		32,747,970

Oil & Gas Storage & Transportation–0.71%
Enable Midstream Partners, LP, Sr. Unsec. Global Notes, 2.40%, 05/15/2019	4,395,000	4,355,114
Energy Transfer, LP, Sr. Unsec. Notes, 4.90%, 03/15/2035	3,640,000	3,479,127
Enterprise Products Operating LLC, Sr. Unsec. Gtd. Global Bonds, 6.45%, 09/01/2040	555,000	688,371
Sr. Unsec. Gtd. Global Notes, 4.25%, 02/15/2048	7,354,000	7,046,509
5.25%, 01/31/2020	2,889,000	3,015,078
Sr. Unsec. Gtd. Notes, 2.55%, 10/15/2019	3,770,000	3,754,200
Series N, Sr. Unsec. Gtd. Notes, 6.50%, 01/31/2019	4,420,000	4,570,055
Kinder Morgan Inc., Sr. Unsec. Gtd. Notes, 5.30%, 12/01/2034	4,203,000	4,348,834
MPLX LP, Sr. Unsec. Global Bonds, 4.50%, 07/15/2023	18,525,000	19,156,969
Sr. Unsec. Global Notes, 4.50%, 04/15/2038	8,564,000	8,382,785
5.50%, 02/15/2023	7,610,000	7,808,142
Plains All American Pipeline L.P./ PAA Finance Corp., Sr. Unsec. Global Notes, 3.65%, 06/01/2022	4,275,000	4,226,712
Spectra Energy Partners, L.P., Sr. Unsec. Global Notes, 4.50%, 03/15/2045	5,468,000	5,353,257
Sunoco Logistics Partners Operations L.P., Sr. Unsec. Gtd. Notes, 5.30%, 04/01/2044	8,165,000	7,949,922
5.50%, 02/15/2020	5,405,000	5,629,993
Texas Eastern Transmission L.P., Sr. Unsec. Notes, 7.00%, 07/15/2032	3,835,000	4,824,992
Western Gas Partners, LP, Sr. Unsec. Notes, 5.45%, 04/01/2044	9,710,000	9,943,103
		104,533,163

Other Diversified Financial Services–0.32%
ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes, 2.35%, 10/15/2019(c)	9,335,000	9,260,808
MassMutual Global Funding II, Sec. Notes, 2.00%, 04/15/2021(c)	10,205,000	9,924,266
Sr. Sec. Notes, 2.10%, 08/02/2018(c)	25,000,000	24,982,037

	Principal Amount	Value
Other Diversified Financial Services–(continued)
SMBC Aviation Capital Finance DAC (Ireland), Sr. Unsec. Gtd. Notes, 2.65%, 07/15/2021(c)	$3,225,000	$3,154,327
		47,321,438

Packaged Foods & Meats–0.06%
General Mills, Inc., Sr. Unsec. Global Notes, 2.20%, 10/21/2019	8,595,000	8,521,917
Mead Johnson Nutrition Co. (United Kingdom), Sr. Unsec. Gtd. Global Notes, 4.13%, 11/15/2025	648,000	661,623
		9,183,540

Paper Packaging–0.10%
International Paper Co., Sr. Unsec. Global Notes, 6.00%, 11/15/2041	2,855,000	3,428,208
Packaging Corp. of America, Sr. Unsec. Global Notes, 4.50%, 11/01/2023	11,003,000	11,585,330
		15,013,538

Pharmaceuticals–0.61%
Allergan Funding SCS, Sr. Unsec. Gtd. Global Notes, 2.35%, 03/12/2018	12,713,000	12,715,718
4.85%, 06/15/2044	9,265,000	9,363,819
Bayer US Finance LLC (Germany), Sr. Unsec. Gtd. Notes, 2.38%, 10/08/2019(c)	21,949,000	21,772,194
3.00%, 10/08/2021(c)	6,079,000	6,060,049
Jazz Investments I Ltd., Sr. Unsec. Gtd. Conv. Bonds, 1.88%, 08/15/2021	14,556,000	14,962,491
Medicines Co. (The), Sr. Unsec. Conv. Bonds, 2.75%, 07/15/2023	9,593,000	9,005,553
Mylan N.V., Sr. Unsec. Gtd. Global Notes, 3.15%, 06/15/2021	4,535,000	4,497,742
Pacira Pharmaceuticals, Inc., Sr. Unsec. Conv. Notes, 2.38%, 04/01/2022(c)	7,610,000	7,010,127
Perrigo Finance Unlimited Co., Sr. Unsec. Gtd. Global Notes, 3.50%, 03/15/2021	520,000	520,925
Zoetis Inc., Sr. Unsec. Global Notes, 4.70%, 02/01/2043	4,101,000	4,363,269
		90,271,887

Property & Casualty Insurance–0.23%
Allstate Corp. (The), Sr. Unsec. Bonds, 3.28%, 12/15/2026	3,260,000	3,195,872
CNA Financial Corp., Sr. Unsec. Global Bonds, 5.88%, 08/15/2020	4,915,000	5,242,091
Liberty Mutual Group Inc., Sr. Unsec. Gtd. Bonds, 4.85%, 08/01/2044(c)	9,030,000	9,513,544

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Equity and Income Fund

	Principal Amount	Value
Property & Casualty Insurance–(continued)
Markel Corp., Sr. Unsec. Notes, 5.00%, 03/30/2043	$4,185,000	$4,427,796
Travelers Cos., Inc. (The), Sr. Unsec. Global Notes, 4.60%, 08/01/2043	6,455,000	7,000,598
WR Berkley Corp., Sr. Unsec. Global Notes, 4.63%, 03/15/2022	5,040,000	5,266,919
		34,646,820

Railroads–0.16%
Burlington Northern Santa Fe, LLC, Sr. Unsec. Deb., 5.15%, 09/01/2043	9,530,000	11,026,511
CSX Corp., Sr. Unsec. Notes, 5.50%, 04/15/2041	1,660,000	1,917,541
Union Pacific Corp., Sr. Unsec. Notes, 4.15%, 01/15/2045	4,410,000	4,546,975
4.85%, 06/15/2044	5,560,000	6,194,137
		23,685,164

Regional Banks–0.06%
Citizens Financial Group, Inc., Sr. Unsec. Global Notes, 2.38%, 07/28/2021	4,700,000	4,588,626
SunTrust Banks, Inc., Unsec. Sub. Global Notes, 3.30%, 05/15/2026	4,670,000	4,500,838
		9,089,464

Reinsurance–0.03%
Reinsurance Group of America, Inc., Sr. Unsec. Medium-Term Notes, 4.70%, 09/15/2023	3,711,000	3,890,733

Renewable Electricity–0.04%
Oglethorpe Power Corp., Sr. Sec. First Mortgage Bonds, 4.55%, 06/01/2044	5,806,000	5,767,743

Semiconductors–0.66%
Broadcom Corp./Broadcom Cayman Finance Ltd., Sr. Unsec. Gtd. Global Notes, 3.63%, 01/15/2024	14,575,000	14,238,341
Microchip Technology Inc., Sr. Unsec. Sub. Conv. Notes, 1.63%, 02/15/2027(c)	20,600,000	24,306,970
Micron Technology, Inc., Series G, Sr. Unsec. Conv. Global Bonds, 3.00%, 11/15/2028(e)	15,332,000	25,976,164
ON Semiconductor Corp., Sr. Unsec. Gtd. Conv. Bonds, 1.00%, 12/01/2020	17,148,000	24,072,963
Silicon Laboratories Inc., Sr. Unsec. Conv. Notes, 1.38%, 03/01/2022(c)	5,936,000	7,084,616

	Principal Amount	Value
Semiconductors–(continued)
Texas Instruments Inc., Sr. Unsec. Notes, 2.63%, 05/15/2024	$2,275,000	$2,201,355
		97,880,409

Specialized Finance–0.36%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Netherlands), Sr. Unsec. Gtd. Global Notes, 3.95%, 02/01/2022	4,189,000	4,234,692
Air Lease Corp., Sr. Unsec. Global Notes, 2.63%, 09/04/2018	11,615,000	11,622,482
3.00%, 09/15/2023	6,731,000	6,555,476
4.25%, 09/15/2024	4,355,000	4,468,685
Aviation Capital Group LLC, Sr. Unsec. Notes, 2.88%, 09/17/2018(c)	12,280,000	12,292,364
2.88%, 01/20/2022(c)	6,230,000	6,106,024
4.88%, 10/01/2025(c)	7,745,000	8,110,649
		53,390,372

Specialized REITs–0.26%
Crown Castle International Corp., Sr. Unsec. Global Bonds, 3.80%, 02/15/2028	10,479,000	10,139,376
Sr. Unsec. Global Notes, 4.75%, 05/15/2047	470,000	473,144
Crown Castle Towers LLC, Sr. Sec. Gtd. First Lien Notes, 4.88%, 08/15/2020(c)	5,425,000	5,614,472
EPR Properties, Sr. Unsec. Gtd. Global Notes, 4.75%, 12/15/2026	17,525,000	17,591,895
Life Storage LP, Sr. Unsec. Gtd. Global Notes, 3.50%, 07/01/2026	4,667,000	4,453,151
		38,272,038

Specialty Chemicals–0.01%
Sherwin-Williams Co. (The), Sr. Unsec. Global Notes, 4.50%, 06/01/2047	1,665,000	1,667,403

Systems Software–0.26%
FireEye, Inc., Series A, Sr. Unsec. Conv. Bonds, 1.00%, 06/01/2020(e)	11,739,000	11,133,902
Series B, Sr. Unsec. Conv. Bonds, 1.63%, 06/01/2022(e)	11,739,000	10,938,494
Microsoft Corp., Sr. Unsec. Global Notes, 3.50%, 02/12/2035	4,259,000	4,189,640
Oracle Corp., Sr. Unsec. Global Notes, 1.90%, 09/15/2021	13,245,000	12,807,204
		39,069,240

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Equity and Income Fund

	Principal Amount	Value
Technology Distributors–0.05%
Avnet, Inc., Sr. Unsec. Global Notes, 4.63%, 04/15/2026	$7,645,000	$7,714,878

Technology Hardware, Storage & Peripherals–0.30%
Apple Inc., Sr. Unsec. Global Notes, 2.15%, 02/09/2022	7,303,000	7,092,452
3.35%, 02/09/2027	3,495,000	3,448,452
Dell International LLC/ EMC Corp., Sr. Sec. Gtd. First Lien Notes, 5.45%, 06/15/2023(c)	7,237,000	7,648,372
8.35%, 07/15/2046(c)	278,000	352,817
SanDisk Corp., Sr. Unsec. Gtd. Conv. Bonds, 0.50%, 10/15/2020	24,327,000	23,439,308
Seagate HDD Cayman, Sr. Unsec. Gtd. Global Bonds, 5.75%, 12/01/2034	3,007,000	2,852,445
		44,833,846

Tobacco–0.11%
Philip Morris International Inc., Sr. Unsec. Global Notes, 3.60%, 11/15/2023	3,940,000	3,983,761
4.88%, 11/15/2043	11,740,000	12,762,211
		16,745,972

Wireless Telecommunication Services–0.14%
América Móvil, S.A.B. de C.V. (Mexico), Sr. Unsec. Global Notes, 4.38%, 07/16/2042	6,610,000	6,687,757
Rogers Communications Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 4.30%, 02/15/2048	8,020,000	7,957,304
4.50%, 03/15/2043	6,080,000	6,184,822
		20,829,883
Total Bonds & Notes (Cost $2,586,484,353)		2,709,556,979

U.S. Treasury Securities–10.85%
U.S. Treasury Bills–0.01%
1.59%, 07/26/2018(h)(i)	925,000	918,363

U.S. Treasury Notes–10.31%
1.25%, 01/31/2019	184,665,000	183,294,435
3.63%, 08/15/2019	58,350,000	59,538,654
3.38%, 11/15/2019	10,000,000	10,191,602
2.25%, 02/29/2020	460,861,000	460,806,987
2.25%, 02/15/2021	107,550,000	107,058,464
2.63%, 02/28/2023	412,436,700	412,025,872
2.75%, 02/28/2025	101,818,200	101,515,932
2.75%, 02/15/2028	193,016,700	191,090,302
		1,525,522,248

	Principal Amount	Value
U.S. Treasury Bonds–0.53%
4.50%, 02/15/2036	$5,000,000	$6,062,403
2.75%, 11/15/2047	78,452,500	72,700,339
		78,762,742
Total U.S. Treasury Securities (Cost $1,607,068,302)		1,605,203,353

	Shares
Preferred Stocks–0.51%
Asset Management & Custody Banks–0.20%
AMG Capital Trust II, $2.58 Conv. Pfd.	483,000	30,344,427

Diversified Banks–0.03%
Wells Fargo & Co., Series Q, 5.85% Pfd.	142,800	3,791,340

Oil & Gas Storage & Transportation–0.28%
El Paso Energy Capital Trust I, $2.38 Conv. Pfd.	875,900	41,614,009
Total Preferred Stocks (Cost $63,824,606)		75,749,776

	Principal Amount
U.S. Government Sponsored Agency Securities–0.35%
Federal Home Loan Mortgage Corp. (FHLMC)–0.29%
Unsec. Global Notes, 4.88%, 06/13/2018	$33,680,000	33,979,011
6.75%, 03/15/2031	7,000,000	9,602,180
		43,581,191

Federal National Mortgage Association (FNMA)–0.06%
Unsec. Global Notes, 6.63%, 11/15/2030	6,315,000	8,541,221
Total U.S. Government Sponsored Agency Securities (Cost $55,447,058)		52,122,412

Municipal Obligations–0.06%
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J); Series 2010 A, Taxable Build America RB, 6.64%, 04/01/2057	2,600,000	3,192,592
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project M); Series 2010 A, Taxable Build America RB, 6.66%, 04/01/2057	4,980,000	6,068,678
Total Municipal Obligations (Cost $7,640,528)		9,261,270

U.S. Government Sponsored Agency Mortgage-Backed Securities–0.00%
Federal Home Loan Mortgage Corp. (FHLMC)–0.00%
Pass Through Ctfs., 6.50%, 05/01/2029	1	1
5.50%, 02/01/2037	21	24
		25

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Equity and Income Fund

	Principal Amount	Value
Federal National Mortgage Association (FNMA)–0.00%
Pass Through Ctfs., 7.00%, 07/01/2018 to 07/01/2032	$11,126	$11,198
5.50%, 03/01/2021	37	38
8.00%, 08/01/2021	145	145
		11,381

Government National Mortgage Association (GNMA)–0.00%
Pass Through Ctfs., 8.00%, 06/15/2026 to 01/20/2031	23,689	25,019
7.50%, 12/20/2030	1,352	1,567
		26,586
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $36,947)		37,992

	Shares	Value
Money Market Funds–5.11%
Invesco Government & Agency Portfolio–Institutional Class, 1.30%(j)	255,254,327	$255,254,327
Invesco Liquid Assets Portfolio–Institutional Class, 1.55%(j)	192,283,385	192,302,613
Invesco Treasury Portfolio–Institutional Class, 1.29%(j)	307,721,808	307,721,803
Total Money Market Funds (Cost $755,290,428)		755,278,743
TOTAL INVESTMENTS IN SECURITIES–99.79% (Cost $11,724,183,352)		14,764,723,134
OTHER ASSETS LESS LIABILITIES–0.21%		30,975,219
NET ASSETS–100.00%		$14,795,698,353

Investment Abbreviations:

ADR	– American Depositary Receipt
Conv.	– Convertible
Ctfs.	– Certificates
Deb.	– Debentures
Gtd.	– Guaranteed
Jr.	– Junior
Pfd.	– Preferred

RB	– Revenue Bonds
REIT	– Real Estate Investment Trust
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2018 was $721,956,955, which represented 4.88% of the Fund’s Net Assets.
(d)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)	Perpetual bond with no specified maturity date.
(g)	Exchangeable for a basket of five common stocks.
(h)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(i)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1K and Note 4.
(j)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of February 28, 2018.

Portfolio Composition

By security type, based on Net Assets

as of February 28, 2018

Common Stocks & Other Equity Interests	64.6%
Bonds & Notes	18.3
U.S. Treasury Securities	10.8
Security types each less than 1% of portfolio	1.0
Money Market Funds Plus Other Assets Less Liabilities	5.3

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Equity and Income Fund

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver			Receive
04/02/2018	Bank of New York Mellon (The)	CAD	63,720,817	USD	50,538,786	$848,785
04/02/2018	State Street Bank and Trust Co.	CAD	63,720,818	USD	50,534,979	844,977
04/03/2018	Bank of New York Mellon (The)	AUD	39,273,921	USD	31,012,063	512,611
04/03/2018	State Street Bank and Trust Co.	AUD	39,273,922	USD	31,032,289	532,837
04/03/2018	Bank of New York Mellon (The)	CHF	38,848,512	USD	41,651,669	384,532
04/03/2018	State Street Bank and Trust Co.	CHF	38,848,512	USD	41,667,305	400,168
04/03/2018	Bank of New York Mellon (The)	EUR	34,956,570	USD	43,255,959	492,032
04/03/2018	State Street Bank and Trust Co.	EUR	34,956,571	USD	43,273,787	509,860
04/03/2018	Bank of New York Mellon (The)	GBP	144,894,887	USD	203,265,793	3,470,706
04/03/2018	State Street Bank and Trust Co.	GBP	144,894,888	USD	203,182,479	3,387,392
Subtotal						11,383,900
04/02/2018	State Street Bank and Trust Co.	USD	1,997,887	CAD	2,530,683	(24,441)
04/03/2018	State Street Bank and Trust Co.	USD	1,174,450	AUD	1,498,958	(10,385)
04/03/2018	State Street Bank and Trust Co.	USD	1,614,598	CHF	1,509,618	(10,994)
04/03/2018	State Street Bank and Trust Co.	USD	1,691,600	EUR	1,374,621	(9,965)
04/03/2018	State Street Bank and Trust Co.	USD	4,829,370	GBP	3,457,608	(61,685)
Subtotal						(117,470)
Total Forward Foreign Currency Contracts — Currency Risk						$11,266,430

Open Futures Contracts
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
U.S. Treasury 5 Year Notes	334	June-2018	$(38,052,516)	$54,002	$54,002
U.S. Treasury 10 Year Notes	670	June-2018	(80,431,406)	82,155	82,155
Total Futures Contracts — Interest Rate Risk				$136,157	$136,157

Abbreviations:

AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco Equity and Income Fund

Statement of Assets and Liabilities

February 28, 2018

(Unaudited)

Assets:
Investments in securities, at value (Cost $10,968,892,924)	$14,009,444,391
Investments in affiliated money market funds, at value (Cost $755,290,428)	755,278,743
Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	11,383,900
Foreign currencies, at value (Cost $226,456)	289,970
Receivable for:
Investments sold	35,255,238
Fund shares sold	16,074,013
Dividends and interest	37,458,983
Investment for trustee deferred compensation and retirement plans	1,369,406
Other assets	159,804
Total assets	14,866,714,448

Liabilities:
Other investments:
Variation margin payable — futures contracts	198,813
Unrealized depreciation on forward foreign currency contracts outstanding	117,470
Payable for:
Investments purchased	38,090,636
Fund shares reacquired	22,537,926
Accrued fees to affiliates	7,727,255
Accrued trustees’ and officers’ fees and benefits	33,241
Accrued other operating expenses	743,368
Trustee deferred compensation and retirement plans	1,567,386
Total liabilities	71,016,095
Net assets applicable to shares outstanding	$14,795,698,353

Net assets consist of:
Shares of beneficial interest	$11,565,883,214
Undistributed net investment income	(11,060,093)
Undistributed net realized gain	188,880,420
Net unrealized appreciation	3,051,994,812
$14,795,698,353

Net Assets:
Class A	$10,305,217,290
Class C	$1,553,229,412
Class R	$208,029,372
Class Y	$1,186,240,713
Class R5	$457,096,333
Class R6	$1,085,885,233

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	938,609,129
Class C	144,235,073
Class R	18,850,994
Class Y	108,008,001
Class R5	41,614,725
Class R6	98,893,618
Class A:
Net asset value per share	$10.98
Maximum offering price per share
(Net asset value of $10.98 ÷ 94.50%)	$11.62
Class C:
Net asset value and offering price per share	$10.77
Class R:
Net asset value and offering price per share	$11.04
Class Y:
Net asset value and offering price per share	$10.98
Class R5:
Net asset value and offering price per share	$10.98
Class R6:
Net asset value and offering price per share	$10.98

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco Equity and Income Fund

Statement of Operations

For the six months ended February 28, 2018

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $1,451,021)	$102,004,512
Dividends from affiliated money market funds	4,388,895
Interest	54,305,081
Total investment income	160,698,488

Expenses:
Advisory fees	26,009,140
Administrative services fees	458,917
Custodian fees	271,179
Distribution fees:
Class A	12,815,642
Class B	336,597
Class C	7,820,825
Class R	536,486
Transfer agent fees — A, B, C, R and Y	10,434,532
Transfer agent fees — R5	232,861
Transfer agent fees — R6	33,440
Trustees’ and officers’ fees and benefits	110,460
Registration and filing fees	198,386
Reports to shareholders	563,823
Professional services fees	116,434
Other	185,914
Total expenses	60,124,636
Less: Fees waived and expense offset arrangement(s)	(488,746)
Net expenses	59,635,890
Net investment income	101,062,598

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	386,430,792
Foreign currencies	(186,239)
Forward foreign currency contracts	(23,960,247)
Futures contracts	5,354,088
367,638,394
Change in net unrealized appreciation (depreciation) of:
Investment securities	418,832,813
Foreign currencies	(47,659)
Forward foreign currency contracts	9,836,256
Futures contracts	345,047
428,966,457
Net realized and unrealized gain	796,604,851
Net increase in net assets resulting from operations	$897,667,449

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Invesco Equity and Income Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2018 and the year ended August 31, 2017

(Unaudited)

	February 28, 2018	August 31, 2017
Operations:
Net investment income	$101,062,598	$248,192,935
Net realized gain	367,638,394	763,223,511
Change in net unrealized appreciation	428,966,457	574,571,295
Net increase in net assets resulting from operations	897,667,449	1,585,987,741

Distributions to shareholders from net investment income:
Class A	(131,711,633)	(169,498,459)
Class B	(731,363)	(1,359,803)
Class C	(14,339,367)	(15,380,179)
Class R	(2,500,314)	(3,101,312)
Class Y	(17,307,160)	(21,448,254)
Class R5	(6,816,251)	(9,190,623)
Class R6	(13,822,584)	(7,406,037)
Total distributions from net investment income	(187,228,672)	(227,384,667)

Distributions to shareholders from net realized gains:
Class A	(463,508,928)	(281,349,739)
Class B	(3,559,530)	(4,439,637)
Class C	(72,250,994)	(45,908,574)
Class R	(9,677,194)	(6,061,572)
Class Y	(55,731,285)	(26,547,489)
Class R5	(21,585,473)	(12,633,277)
Class R6	(43,271,855)	(8,532,886)
Total distributions from net realized gains	(669,585,259)	(385,473,174)

Share transactions–net:
Class A	204,325,118	(693,182,487)
Class B	(97,942,010)	(90,341,086)
Class C	(10,007,585)	(189,427,218)
Class R	(6,990,187)	(17,470,628)
Class Y	(20,495,614)	308,959,319
Class R5	(1,477,424)	(12,693,984)
Class R6	244,837,357	540,221,341
Net increase (decrease) in net assets resulting from share transactions	312,249,655	(153,934,743)
Net increase in net assets	353,103,173	819,195,157

Net assets:
Beginning of period	14,442,595,180	13,623,400,023
End of period (includes undistributed net investment income of $(11,060,093) and $75,105,981, respectively)	$14,795,698,353	$14,442,595,180

Notes to Financial Statements

February 28, 2018

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Equity and Income Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of fourteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

19                         Invesco Equity and Income Fund

The Fund’s investment objective is current income and, secondarily, capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares were permitted to continue to reinvest dividends and capital gains distributions in Class B shares until their conversion to Class A shares. Also, shareholders in Class B shares were able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they converted to Class A shares. Generally, Class B shares automatically converted to Class A shares on or about the month-end, which was at least eight years after the date of purchase. Redemptions of Class B shares prior to the conversion date were subject to a CDSC. Effective January 26, 2018, all of the Fund’s outstanding Class B shares were converted to Class A shares, in advance of their normally scheduled conversion. No CDSC was paid in connection with this early conversion.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

20                         Invesco Equity and Income Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.

Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net

21                         Invesco Equity and Income Fund

unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

K.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
L.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $150 million	0.50%
Next $100 million	0.45%
Next $100 million	0.40%
Over $350 million	0.35%

For the six months ended February 28, 2018, the effective advisory fees incurred by the Fund was 0.35%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2018, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.75%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “expense limits”). Prior to their conversion to Class A shares, the expense limit for Class B shares was 2.25% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver

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agreement, it will terminate on June 30, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limit.

Further, the Adviser has contractually agreed, through at least June 30, 2019, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended February 28, 2018, the Adviser waived advisory fees of $445,992.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2018, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2018, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class C shares and Class R shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets, up to 1.00% each of Class C average daily net assets and up to 0.50% of Class R average daily net assets. Prior to their conversion to Class A shares, the Fund paid an annual rate of 1.00% of the average daily net assets of Class B shares. The fees are accrued daily and paid monthly.

With respect to Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

For the six months ended February 28, 2018, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2018, IDI advised the Fund that IDI retained $1,321,654 in front-end sales commissions from the sale of Class A shares and $22,928, $86 and $31,682 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

For the six months ended February 28, 2018, the Fund incurred $32,439 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

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The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the six months ended February 28, 2018, there were transfers from Level 1 to Level 2 of $507,091,737 and from Level 2 to Level 1 of $0, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$8,802,429,395	$755,083,214	$—	$9,557,512,609
Bonds & Notes	—	2,709,556,979	—	2,709,556,979
U.S. Treasury Securities	—	1,605,203,353	—	1,605,203,353
Preferred Stocks	45,405,349	30,344,427	—	75,749,776
U.S. Government Sponsored Agency Securities	—	52,122,412	—	52,122,412
Municipal Obligations	—	9,261,270	—	9,261,270
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	37,992	—	37,992
Money Market Funds	755,278,743	—	—	755,278,743
Total Investments in Securities	9,603,113,487	5,161,609,647	—	14,764,723,134
Other Investments — Assets*
Forward Foreign Currency Contracts	—	11,383,900	—	11,383,900
Futures Contracts	136,157	—	—	136,157
Other Investments — Liabilities*
Forward Foreign Currency Contracts		(117,470)		(117,470)
Total Other Investments	136,157	11,266,430		11,402,587
Total Investments	$9,603,249,644	$5,172,876,077	$—	$14,776,125,721

*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 28, 2018:

	Value
Derivative Assets	Currency Risk	Interest Rate Risk	Total
Unrealized appreciation on futures contracts — Exchange-Traded(a)	$—	$136,157	$136,157
Unrealized appreciation on forward foreign currency contracts outstanding	11,383,900	—	11,383,900
Total Derivative Assets	11,383,900	136,157	11,520,057
Derivatives not subject to master netting agreements	—	(136,157)	(136,157)
Total Derivative Assets subject to master netting agreements	$11,383,900	$—	$11,383,900

	Value
Derivative Liabilities	Currency Risk	Interest Rate Risk	Total
Unrealized depreciation on forward foreign currency contracts outstanding	$(117,470)	$—	$(117,470)
Total Derivative Liabilities	(117,470)	—	(117,470)
Derivatives not subject to master netting agreements	—	—	—
Total Derivative Liabilities subject to master netting agreements	$(117,470)	$—	$(117,470)

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.

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Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of February 28, 2018.

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Bank of New York Mellon (The)	$5,708,666	$—	$5,708,666	$—	$—	$5,708,666
State Street Bank and Trust Co.	5,675,234	(117,470)	5,557,764	—	—	5,557,764
Total	$11,383,900	$(117,470)	$11,266,430	$—	$—	$11,266,430

Effect of Derivative Investments for the six months ended February 28, 2018

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Currency Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$(23,960,247)	$—	$(23,960,247)
Futures contracts	—	5,354,088	5,354,088
Change in Net Unrealized Appreciation:
Forward foreign currency contracts	9,836,256	—	9,836,256
Futures contracts	—	345,047	345,047
Total	$(14,123,991)	$5,699,135	$(8,424,856)

The table below summarizes the average notional value of forward foreign currency contracts and futures contracts outstanding during the period.

	Forward Foreign Currency Contracts	Futures Contracts
Average notional value	$770,937,107	$126,457,094

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2018, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $42,754.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

25                         Invesco Equity and Income Fund

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of August 31, 2017.

NOTE 9—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2018 was $1,714,740,153 and $2,462,280,414, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $7,889,991,587 and $7,682,148,595, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$3,297,687,066
Aggregate unrealized (depreciation) of investments	(324,274,850)
Net unrealized appreciation of investments	$2,973,412,216

Cost of investments for tax purposes is $11,802,713,505.

26                         Invesco Equity and Income Fund

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended February 28, 2018(a)		Year ended August 31, 2017
	Shares	Amount	Shares	Amount
Sold:
Class A	44,304,406	$495,118,908	115,669,742	$1,239,277,625
Class B(b)	18,899	207,389	172,357	1,790,154
Class C	7,497,268	82,291,916	20,750,460	218,745,272
Class R	1,428,898	16,037,143	3,909,237	41,993,529
Class Y	15,149,610	169,481,465	98,848,260	1,062,003,096
Class R5	6,261,934	70,223,960	8,673,316	92,759,051
Class R6	26,525,498	297,246,713	56,055,001	613,972,350

Issued as reinvestment of dividends:
Class A	51,614,411	562,529,308	40,002,989	425,418,381
Class B(b)	394,211	4,192,852	542,476	5,637,412
Class C	7,503,052	80,244,163	5,380,101	56,266,159
Class R	1,110,452	12,167,867	850,972	9,098,921
Class Y	5,713,007	62,215,538	4,057,437	43,198,828
Class R5	2,606,056	28,382,425	2,024,646	21,551,486
Class R6	5,171,619	56,322,407	1,475,642	15,720,136

Conversion of Class B shares to Class A shares:(c)
Class A	6,009,369	69,408,211	6,568,778	70,361,377
Class B	(6,168,664)	(69,408,211)	(6,723,611)	(70,361,377)

Reacquired:
Class A	(82,502,707)	(922,731,309)	(226,831,869)	(2,428,239,870)
Class B(b)	(2,995,990)	(32,934,040)	(2,634,938)	(27,407,275)
Class C	(15,717,363)	(172,543,664)	(44,176,496)	(464,438,649)
Class R	(3,132,085)	(35,195,197)	(6,378,498)	(68,563,078)
Class Y	(22,513,925)	(252,192,617)	(73,419,782)	(796,242,605)
Class R5	(8,980,048)	(100,083,809)	(11,851,117)	(127,004,521)
Class R6	(9,737,426)	(108,731,763)	(8,337,287)	(89,471,145)
Net increase (decrease) in share activity	29,560,482	$312,249,655	(15,372,184)	$(153,934,743)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 39% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Class B shares activity for the period September 1, 2017 through January 26, 2018 (date of conversion).
(c)	Effective as of the close of business January 26, 2018, all outstanding Class B shares were converted to Class A shares.

27                         Invesco Equity and Income Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated

	Net asset value, beginning of period	Net investment income(a)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 02/28/18	$10.96	$0.08		$0.60	$0.68	$(0.15)	$(0.51)	$(0.66)	$10.98	6.27%	$10,305,217	0.77	%(d)	0.78	%(d)	1.41	%(d)	69%
Year ended 08/31/17	10.22	0.19		1.02	1.21	(0.18)	(0.29)	(0.47)	10.96	12.04	10,072,836	0.79		0.80		1.79		94
Year ended 08/31/16	10.01	0.15		0.55	0.70	(0.22)	(0.27)	(0.49)	10.22	7.43	10,054,983	0.79		0.80		1.57		93
Year ended 08/31/15	11.42	0.15		(0.33)	(0.18)	(0.28)	(0.95)	(1.23)	10.01	(1.65)	9,879,022	0.79		0.80		1.38		69
Year ended 08/31/14	10.43	0.22	(e)	1.56	1.78	(0.20)	(0.59)	(0.79)	11.42	17.86	10,181,796	0.79		0.80		1.99	(e)	60
Year ended 08/31/13	9.05	0.17		1.42	1.59	(0.21)	—	(0.21)	10.43	17.80	8,752,700	0.78		0.79		1.74		26
Class B
Six months ended 02/28/18(f)	10.70	0.03		1.15	1.18	(0.10)	(0.51)	(0.61)	11.27	11.43	—	1.52	(d)	1.53	(d)	0.66	(d)	69
Year ended 08/31/17	9.98	0.11		1.00	1.11	(0.10)	(0.29)	(0.39)	10.70	11.24	93,617	1.54		1.55		1.04		94
Year ended 08/31/16	9.78	0.08		0.54	0.62	(0.15)	(0.27)	(0.42)	9.98	6.63 (f)	173,664	1.54		1.55		0.82		93
Year ended 08/31/15	11.18	0.07		(0.32)	(0.25)	(0.20)	(0.95)	(1.15)	9.78	(2.41)	271,120	1.54		1.55		0.63		69
Year ended 08/31/14	10.22	0.13	(e)	1.54	1.67	(0.12)	(0.59)	(0.71)	11.18	17.01	442,318	1.54		1.55		1.24	(e)	60
Year ended 08/31/13	8.87	0.09		1.39	1.48	(0.13)	—	(0.13)	10.22	16.90	570,146	1.53		1.54		0.99		26
Class C
Six months ended 02/28/18	10.76	0.03		0.59	0.62	(0.10)	(0.51)	(0.61)	10.77	5.87	1,553,229	1.52	(d)	1.53	(d)	0.66	(d)	69
Year ended 08/31/17	10.04	0.11		1.00	1.11	(0.10)	(0.29)	(0.39)	10.76	11.21	1,559,156	1.54		1.55		1.04		94
Year ended 08/31/16	9.83	0.08		0.55	0.63	(0.15)	(0.27)	(0.42)	10.04	6.71 (g)	1,636,583	1.52	(g)	1.53	(g)	0.84	(g)	93
Year ended 08/31/15	11.24	0.07		(0.33)	(0.26)	(0.20)	(0.95)	(1.15)	9.83	(2.48)	1,667,769	1.54		1.55		0.63		69
Year ended 08/31/14	10.27	0.13	(e)	1.55	1.68	(0.12)	(0.59)	(0.71)	11.24	17.03	1,624,965	1.54		1.55		1.24	(e)	60
Year ended 08/31/13	8.91	0.10		1.40	1.50	(0.14)	—	(0.14)	10.27	16.95	1,284,225	1.53		1.54		0.99		26
Class R
Six months ended 02/28/18	11.01	0.06		0.61	0.67	(0.13)	(0.51)	(0.64)	11.04	6.20	208,029	1.02	(d)	1.03	(d)	1.16	(d)	69
Year ended 08/31/17	10.27	0.17		1.02	1.19	(0.16)	(0.29)	(0.45)	11.01	11.71	214,107	1.04		1.05		1.54		94
Year ended 08/31/16	10.05	0.13		0.56	0.69	(0.20)	(0.27)	(0.47)	10.27	7.24	216,293	1.04		1.05		1.32		93
Year ended 08/31/15	11.47	0.13		(0.34)	(0.21)	(0.26)	(0.95)	(1.21)	10.05	(1.98)	221,987	1.04		1.05		1.13		69
Year ended 08/31/14	10.47	0.19	(e)	1.58	1.77	(0.18)	(0.59)	(0.77)	11.47	17.60	232,455	1.04		1.05		1.74	(e)	60
Year ended 08/31/13	9.08	0.15		1.43	1.58	(0.19)	—	(0.19)	10.47	17.57	193,610	1.03		1.04		1.49		26
Class Y
Six months ended 02/28/18	10.96	0.09		0.60	0.69	(0.16)	(0.51)	(0.67)	10.98	6.41	1,186,241	0.52	(d)	0.53	(d)	1.66	(d)	69
Year ended 08/31/17	10.22	0.22		1.01	1.23	(0.20)	(0.29)	(0.49)	10.96	12.32	1,202,149	0.54		0.55		2.04		94
Year ended 08/31/16	10.01	0.18		0.55	0.73	(0.25)	(0.27)	(0.52)	10.22	7.70	819,708	0.54		0.55		1.82		93
Year ended 08/31/15	11.43	0.17		(0.33)	(0.16)	(0.31)	(0.95)	(1.26)	10.01	(1.49)	784,238	0.54		0.55		1.63		69
Year ended 08/31/14	10.43	0.24	(e)	1.58	1.82	(0.23)	(0.59)	(0.82)	11.43	18.25	719,931	0.54		0.55		2.24	(e)	60
Year ended 08/31/13	9.05	0.20		1.41	1.61	(0.23)	—	(0.23)	10.43	18.10	477,207	0.53		0.54		1.99		26
Class R5
Six months ended 02/28/18	10.96	0.09		0.60	0.69	(0.16)	(0.51)	(0.67)	10.98	6.44	457,096	0.47	(d)	0.48	(d)	1.71	(d)	69
Year ended 08/31/17	10.23	0.22		1.01	1.23	(0.21)	(0.29)	(0.50)	10.96	12.28	457,500	0.48		0.49		2.10		94
Year ended 08/31/16	10.02	0.18		0.56	0.74	(0.26)	(0.27)	(0.53)	10.23	7.78	438,538	0.47		0.48		1.89		93
Year ended 08/31/15	11.43	0.18		(0.32)	(0.14)	(0.32)	(0.95)	(1.27)	10.02	(1.32)	411,579	0.47		0.48		1.70		69
Year ended 08/31/14	10.43	0.25	(e)	1.58	1.83	(0.24)	(0.59)	(0.83)	11.43	18.33	402,366	0.48		0.49		2.30	(e)	60
Year ended 08/31/13	9.05	0.20		1.42	1.62	(0.24)	–	(0.24)	10.43	18.17	241,540	0.47		0.48		2.05		26
Class R6
Six months ended 02/28/18	10.96	0.10		0.60	0.70	(0.17)	(0.51)	(0.68)	10.98	6.49	1,085,885	0.38	(d)	0.39	(d)	1.80	(d)	69
Year ended 08/31/17	10.22	0.24		1.01	1.25	(0.22)	(0.29)	(0.51)	10.96	12.50	843,229	0.38		0.39		2.20		94
Year ended 08/31/16	10.01	0.19		0.56	0.75	(0.27)	(0.27)	(0.54)	10.22	7.89	283,631	0.37		0.38		1.99		93
Year ended 08/31/15	11.43	0.19		(0.33)	(0.14)	(0.33)	(0.95)	(1.28)	10.01	(1.33)	191,328	0.37		0.38		1.80		69
Year ended 08/31/14	10.43	0.26	(e)	1.58	1.84	(0.25)	(0.59)	(0.84)	11.43	18.44	149,346	0.39		0.40		2.39	(e)	60
Year ended 08/31/13(h)	9.27	0.21		1.14	1.35	(0.19)	—	(0.19)	10.43	14.81	37,884	0.37	(i)	0.38	(i)	2.15	(i)	26

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $10,346,484, $83,167, $1,582,749, $216,373, $1,228,309, $469,867 and $966,606 for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets includes significant dividends received during the period. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the significant dividends are $0.16 and 1.47%, $0.07 and 0.72%, $0.07 and 0.72%, $0.13 and 1.22%, $0.18 and 1.72%, $0.19 and 1.78% and $0.20 and 1.87% for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Reflects activity for the period September 1, 2017 through January 26, 2018 (date of conversion).
(g)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.98% for the year ended August 31, 2016.
(h)	Commencement date of September 24, 2012.
(i)	Annualized.

28                         Invesco Equity and Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2017 through February 28, 2018.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
Class	Beginning Account Value (09/01/17)	Ending Account Value (02/28/18)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/18)	Expenses Paid During Period[2]
A	$1,000.00	$1,062.70	$3.94	$1,020.98	$3.86	0.77%
C	1,000.00	1,058.70	7.76	1,017.26	7.60	1.52
R	1,000.00	1,062.00	5.21	1,019.74	5.11	1.02
Y	1,000.00	1,064.10	2.66	1,022.22	2.61	0.52
R5	1,000.00	1,064.40	2.41	1,022.46	2.36	0.47
R6	1,000.00	1,064.90	1.95	1,022.91	1.91	0.38

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2017 through February 28, 2018, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

29                         Invesco Equity and Income Fund

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074	Invesco Distributors, Inc.	VK-EQI-SAR-1	04202018	1202

Semiannual Report to Shareholders	February 28, 2018
Invesco Floating Rate Fund
Nasdaq:
A: AFRAX ⬛ C: AFRCX ⬛ R: AFRRX ⬛ Y: AFRYX ⬛ R5: AFRIX ⬛ R6: AFRFX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
28	Financial Statements
31	Notes to Financial Statements
40	Financial Highlights
41	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 8/31/17 to 2/28/18, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	2.75%
Class C Shares	2.36
Class R Shares	2.62
Class Y Shares	2.88
Class R5 Shares	2.74
Class R6 Shares	2.93
Bloomberg Barclays U.S. Aggregate Bond Index▼ (Broad Market Index)	-2.18
Credit Suisse Leveraged Loan Index∎ (Style-Specific Index)	2.86
Lipper Loan Participation Funds Classification Average♦ (Peer Group)	2.39
Source(s): ▼FactSet Research Systems Inc.; ∎Bloomberg L.P.; ♦Lipper Inc.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index considered representative of the US investment grade, fixed-rate bond market.

    The Credit Suisse Leveraged Loan Index represents tradable, senior-secured, US dollar-denominated non-investment grade loans.

    The Lipper Loan Participation Funds Classification Average represents an average of all of the funds in the Lipper Loan Participation Funds classification.

    The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Floating Rate Fund

Average Annual Total Returns
As of 2/28/18, including maximum applicable sales charges

Class A Shares
Inception (5/1/97)	4.05%
10 Years	4.37
5 Years	3.06
1 Year	1.13

Class C Shares
Inception (3/31/00)	3.43%
10 Years	4.08
5 Years	3.05
1 Year	2.14

Class R Shares
Inception (4/13/06)	3.47%
10 Years	4.36
5 Years	3.32
1 Year	3.53

Class Y Shares
10 Years	4.86%
5 Years	3.85
1 Year	4.04

Class R5 Shares
Inception (4/13/06)	4.02%
10 Years	4.93
5 Years	3.84
1 Year	3.90

Class R6 Shares
10 Years	4.82%
5 Years	3.90
1 Year	4.14

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of

Average Annual Total Returns
As of 12/31/17, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (5/1/97)	4.03%
10 Years	3.49
5 Years	3.17
1 Year	1.40

Class C Shares
Inception (3/31/00)	3.41%
10 Years	3.22
5 Years	3.19
1 Year	2.56

Class R Shares
Inception (4/13/06)	3.42%
10 Years	3.50
5 Years	3.43
1 Year	3.69

Class Y Shares
10 Years	3.97%
5 Years	3.94
1 Year	4.20

Class R5 Shares
Inception (4/13/06)	3.99%
10 Years	4.08
5 Years	3.98
1 Year	4.33

Class R6 Shares
10 Years	3.93%
5 Years	4.02
1 Year	4.30

Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.07%, 1.57%, 1.32%, 0.82%, 0.83% and 0.73%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.08%, 1.58%, 1.33%, 0.83%, 0.84% and 0.74%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 2.50% sales charge and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2019. See current prospectus for more information.

3	Invesco Floating Rate Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.”

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4	Invesco Floating Rate Fund

Schedule of Investments

February 28, 2018

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Variable Rate Senior Loan Interests–95.40%(b)(c)
Aerospace & Defense–2.52%
Booz Allen Hamilton Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	3.90%	06/30/2023	$1,381	$1,392,043
Consolidated Aerospace Manufacturing, LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	5.40%	08/11/2022	3,426	3,432,713
DAE Aviation Holdings, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	5.40%	07/07/2022	858	866,912
Greenrock Finance, Inc., Term Loan B (3 mo. USD LIBOR + 3.50%)	5.19%	06/28/2024	3,858	3,908,786
IAP Worldwide Services,
Revolver Loan(d)(e)	0.00%	07/18/2018	789	789,017
Revolver Loan (3 mo. USD LIBOR + 5.50%) (Acquired 07/22/2014; Cost $87,669)(d)	7.19%	07/18/2018	88	87,668
Second Lien Term Loan (3 mo. USD LIBOR + 6.50%)	8.19%	07/18/2019	1,000	991,161
Leidos Innovations Corp., Term Loan B (1 mo. USD LIBOR + 2.00%)	3.69%	08/16/2023	3,013	3,031,442
Maxar Technologies Ltd. (Canada), Term Loan B (1 mo. USD LIBOR + 2.75%)	4.33%	10/05/2024	4,768	4,796,719
Peraton Corp., Term Loan (3 mo. USD LIBOR + 5.25%)	6.95%	04/29/2024	2,552	2,581,809
TransDigm Inc.,
Term Loan E (1 mo. USD LIBOR + 2.75%)	4.40%	05/14/2022	10,054	10,131,464
Term Loan F (1 mo. USD LIBOR + 2.75%)	4.40%	06/09/2023	16,425	16,545,304
Term Loan F (3 mo. USD LIBOR + 2.75%)	4.44%	06/09/2023	8,568	8,631,485
Term Loan G (3 mo. USD LIBOR + 2.50%)	4.10%	08/22/2024	1,164	1,170,057
Vectra Co.,
First Lien Term Loan(f)	—	03/01/2025	1,681	1,685,480
First Lien Term Loan(f)	—	03/01/2026	989	991,094
Wesco Aircraft Hardware Corp., Term Loan B (3 mo. USD LIBOR + 2.50%)	3.84%	02/28/2021	2,571	2,548,888
Xebec Global Holdings, LLC, Term Loan (3 mo. USD LIBOR + 5.50%)(d)	7.32%	02/12/2024	1,470	1,455,226
				65,037,268

Air Transport–1.03%
American Airlines, Inc.,
Term Loan (1 mo. USD LIBOR + 2.00%)	3.63%	06/27/2020	991	994,321
Term Loan B (1 mo. USD LIBOR + 2.00%)	3.59%	12/14/2023	5,079	5,085,444
Avolon TLB Borrower 1 (US) LLC, Term Loan B-2 (1 mo. USD LIBOR + 2.25%)	3.84%	03/21/2022	13,417	13,414,582
Gol LuxCo S.A. (Luxembourg), Term Loan (Acquired 08/19/2015; Cost $5,807,175)(d)	6.50%	08/31/2020	5,842	5,987,695
United Airlines, Inc., Term Loan B (3 mo. USD LIBOR + 2.00%)	3.77%	04/01/2024	1,101	1,107,944
				26,589,986

Automotive–1.57%
Allison Transmission, Inc., Term Loan (1 mo. USD LIBOR + 2.00%)	3.65%	09/23/2022	49	49,774
American Axle & Manufacturing, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	3.88%	04/06/2024	4,647	4,672,000
Belron Finance US LLC, Term Loan B (3 mo. USD LIBOR + 2.50%)	4.29%	11/07/2024	2,514	2,530,850
Britax US Holdings Inc., Term Loan (3 mo. USD LIBOR + 3.50%)	5.19%	10/15/2020	1,725	1,535,173
CH Hold Corp., Term Loan (1 mo. USD LIBOR + 3.00%)	4.65%	02/01/2024	2,063	2,078,146
Dayco Products, LLC, Term Loan (3 mo. USD LIBOR + 5.00%) (Acquired 05/08/2017; Cost $1,863,917)(d)	6.65%	05/19/2023	1,877	1,904,883
Dealer Tire, LLC, Term Loan (3 mo. USD LIBOR + 3.25%)	5.00%	12/22/2021	622	631,819
FCA US LLC, Term Loan B (1 mo. USD LIBOR + 2.00%)	3.60%	12/31/2018	273	274,270
Key Safety Systems, Inc., Term Loan (3 mo. USD LIBOR + 4.50%)	6.28%	08/29/2021	2,829	2,834,639
Midas Intermediate Holdco II, LLC, Term Loan (3 mo. USD LIBOR + 2.75%)	4.44%	08/18/2021	4,108	4,130,890
Navistar, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	5.08%	11/06/2024	2,758	2,772,772
Superior Industries International, Inc., Term Loan (1 mo. USD LIBOR + 4.50%)	6.15%	05/22/2024	2,513	2,545,703
ThermaSys Corp., Term Loan (3 mo. USD LIBOR + 4.00%)	5.72%	05/03/2019	4,069	3,966,879

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Automotive–(continued)
Tower Automotive Holdings USA, LLC, Term Loan (1 mo. USD LIBOR + 2.75%)	4.38%	03/07/2024	$4,892	$4,908,172
Transtar Holding Co.,
Delayed Draw Term Loan(e)	0.00%	04/11/2022	243	241,312
Exit Term Loan (3 mo. USD LIBOR + 4.25%)(d)	5.67%	04/11/2022	991	986,386
First Lien Term Loan (3 mo. USD LIBOR + 4.25%)(d)	5.60%	04/11/2022	2,289	2,128,749
PIK Term Loan, 7.75% PIK Rate, 1.00% Cash Rate (Acquired 04/11/2017-10/11/2017; Cost $682,061)(d)(g)	7.75%	04/11/2022	722	674,609
Wand Intermediate I L.P., Second Lien Term Loan (3 mo. USD LIBOR + 7.25%)	9.14%	09/19/2022	1,670	1,681,149
				40,548,175

Beverage & Tobacco–0.36%
AI Aqua Merger Sub, Inc.,
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.15%	12/13/2023	3,795	3,814,300
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.15%	12/13/2023	1,773	1,780,880
Arctic Glacier U.S.A. Inc., Term Loan (1 mo. USD LIBOR + 4.25%)	5.90%	03/20/2024	1,386	1,392,590
Constellation Brands Canada, Inc. (Canada), First Lien Term Loan (3 mo. USD LIBOR + 2.75%)	4.38%	12/15/2023	1,094	1,101,823
Winebow Holdings, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.50%) (Acquired 07/02/2014; Cost $1,184,831)(d)	9.15%	01/02/2022	1,190	1,112,457
				9,202,050

Building & Development–2.51%
American Builders & Contractors Supply Co., Inc., Term Loan B-1 (1 mo. USD LIBOR + 2.50%)	4.15%	10/31/2023	2,195	2,209,493
Beacon Roofing Supply, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	3.83%	01/02/2025	4,115	4,141,056
Capital Automotive L.P.,
First Lien Term Loan B-2 (1 mo. USD LIBOR + 2.50%)	4.15%	03/25/2024	8,952	9,009,443
Second Lien Term Loan B (1 mo. USD LIBOR + 6.00%)	7.65%	03/24/2025	4,120	4,206,037
DiversiTech Holdings, Inc.,
Second Lien Term Loan (3 mo. USD LIBOR + 7.50%)(d)	9.20%	06/02/2025	575	583,071
Term Loan (3 mo. USD LIBOR + 3.50%)	5.20%	06/03/2024	1,378	1,382,892
Term Loan B-1(f)	—	06/03/2024	418	419,172
Forterra Finance, LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	4.65%	10/25/2023	4,143	3,897,648
HD Supply Waterworks, Ltd., Term Loan (1 mo. USD LIBOR + 3.00%)	4.57%	08/01/2024	2,814	2,826,304
HD Supply, Inc.,
Term Loan B-3 (3 mo. USD LIBOR + 2.25%)	3.94%	08/13/2021	472	475,181
Term Loan B-4 (3 mo. USD LIBOR + 2.50%)	4.19%	10/17/2023	3,810	3,839,768
Janus International Group, LLC, Term Loan(f)	—	02/28/2025	976	975,044
Mueller Water Products, Inc.,
Term Loan B (1 mo. USD LIBOR + 2.50%)	4.15%	11/25/2021	379	382,534
Term Loan B (3 mo. USD LIBOR + 2.50%)	4.19%	11/25/2021	170	171,233
Quikrete Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	4.40%	11/15/2023	8,909	8,957,593
RE/MAX, LLC, Term Loan (3 mo. USD LIBOR + 2.75%) (Acquired 12/14/2016-02/23/2017; Cost $4,855,132)(d)	4.44%	12/15/2023	4,843	4,854,706
Realogy Group LLC, Term Loan(f)	—	02/08/2025	13,252	13,343,515
Werner FinCo L.P., Term Loan (1 mo. USD LIBOR + 4.00%)	5.65%	07/24/2024	3,053	3,091,448
				64,766,138

Business Equipment & Services–9.59%
Acosta, Inc., Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	4.90%	09/26/2021	4,116	3,645,761
Allied Universal Holdco LLC,
Incremental Delayed Draw Term Loan(e)	0.00%	07/28/2022	1,173	1,162,399
First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	5.44%	07/28/2022	5,260	5,210,618
Alorica Inc., Term Loan B (1 mo. USD LIBOR + 3.75%) (Acquired 08/02/2017; Cost $2,183,740)	5.40%	06/30/2022	2,168	2,181,030

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
Altran Technologies (France), Term Loan B(f)	—	02/01/2025		$1,004	$1,012,802
Asurion LLC,
Second Lien Term Loan B-2 (1 mo. USD LIBOR + 6.00%)	7.65%	08/04/2025		14,719	15,121,477
Term Loan B-4 (1 mo. USD LIBOR + 2.75%)	4.40%	08/04/2022		350	352,094
Term Loan B-6 (1 mo. USD LIBOR + 2.75%)	4.40%	11/03/2023		21,892	22,030,518
Blucora, Inc., Term Loan (3 mo. USD LIBOR + 3.00%)	4.69%	05/22/2024		2,644	2,663,564
Brand Energy & Infrastructure Services, Inc., Term Loan (3 mo. USD LIBOR + 4.25%)	6.00%	06/21/2024		6,955	7,019,217
Brickman Group Ltd. LLC,
First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	4.62%	12/18/2020		4,986	5,022,159
Revolver Loan (Acquired 10/14/2016; Cost $951,776)(e)	0.00%	12/18/2018		992	917,917
Second Lien Term Loan (1 mo. USD LIBOR + 6.50%)	8.09%	12/17/2021		519	524,275
Camelia Bidco Ltd. (United Kingdom), Term Loan B-1 (3 mo. GBP LIBOR + 4.75%)	5.31%	10/14/2024	GBP	2,045	2,833,528
Caraustar Industries, Inc., Term Loan (3 mo. USD LIBOR + 5.50%)	7.19%	03/14/2022		3,064	3,081,045
Change Healthcare Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.75%)	4.40%	03/01/2024		4,392	4,406,159
Checkout Holding Corp., First Lien Term Loan B (1 mo. USD LIBOR + 3.50%)	5.15%	04/09/2021		5,982	4,743,805
Cotiviti Corp.,
First Lien Term Loan B (3 mo. USD LIBOR + 2.25%)	3.95%	09/28/2023		3,694	3,719,082
Term Loan A (3 mo. USD LIBOR + 2.25%)	3.95%	09/28/2021		1,530	1,528,747
CRCI Holdings, Inc., Term Loan (3 mo. USD LIBOR + 5.50%)	7.19%	08/31/2023		2,271	2,279,716
Crossmark Holdings, Inc.,
First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	5.19%	12/20/2019		4,472	2,299,014
Second Lien Term Loan (3 mo. USD LIBOR + 7.50%)	9.19%	12/21/2020		576	53,896
Dakota Holding Corp., Term Loan(f)	—	02/13/2025		2,290	2,311,696
First Data Corp.,
Term Loan A (1 mo. USD LIBOR + 2.25%)	3.87%	04/26/2024		27,702	27,791,287
Term Loan D (1 mo. USD LIBOR + 2.25%)	3.87%	07/08/2022		3,835	3,846,950
FleetCor Technologies Operating Co., LLC, Term Loan B-3 (1 mo. USD LIBOR + 2.00%)	3.65%	08/02/2024		651	655,062
Gartner, Inc., Term Loan A (1 mo. USD LIBOR + 2.00%) (Acquired 03/21/2017; Cost $462,174)	3.65%	03/16/2022		457	459,709
Genesys Telecom Holdings, U.S., Inc., Term Loan B-2 (3 mo. USD LIBOR + 3.75%)	5.44%	12/01/2023		10,616	10,675,772
Global Payments, Inc., Term Loan B-2 (1 mo. USD LIBOR + 2.00%)	3.65%	04/21/2023		3,717	3,741,107
Hillman Group, Inc., Term Loan (3 mo. USD LIBOR + 3.50%)	5.19%	06/30/2021		3,784	3,828,098
IndigoCyan Midco Ltd. (Jersey), Term Loan B (3 mo. GBP LIBOR + 5.00%)(d)	5.58%	06/23/2024	GBP	1,337	1,835,580
Information Resources, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	6.19%	01/18/2024		6,273	6,324,972
ION Trading Technologies S.a.r.l. (Luxembourg), Term Loan (2 mo. USD LIBOR + 2.75%)	4.40%	11/21/2024		984	979,472
KAR Auction Services, Inc.,
Term Loan B-4 (3 mo. USD LIBOR + 2.25%)	4.00%	03/11/2021		231	232,807
Term Loan B-5 (3 mo. USD LIBOR + 2.50%)	4.25%	03/09/2023		4,433	4,464,444
Karman Buyer Corp.,
First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	5.02%	07/23/2021		10,271	10,141,424
Second Lien Term Loan (3 mo. USD LIBOR + 6.50%)	8.27%	07/25/2022		2,649	2,566,566
Learning Care Group (US) No. 2 Inc.,
Term Loan (1 mo. USD LIBOR + 4.00%)	5.65%	05/05/2021		817	828,514
Term Loan (2 mo. USD LIBOR + 4.00%)	5.62%	05/05/2021		2,263	2,295,761
LegalZoom.com, Inc., Term Loan (1 mo. USD LIBOR + 4.50%)(d)	6.09%	11/21/2024		1,962	1,979,421
ON Assignment, Inc., Term Loan B(f)	—	04/02/2025		2,454	2,468,370
Outfront Media Capital LLC, Term Loan (1 mo. USD LIBOR + 2.00%)	3.62%	03/18/2024		258	259,236
Peak 10, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	5.19%	08/01/2024		3,434	3,448,667
Prime Security Services Borrower, LLC,
First Lien Term Loan B-1 (1 mo. USD LIBOR + 2.75%)	4.40%	05/02/2022		6,952	7,019,816
Revolver Loan(d)(e)	0.00%	05/02/2022		3,829	3,826,665
Prometric Holdings, Inc., Term Loan (3 mo. USD LIBOR + 3.00%)	4.77%	01/29/2025		1,580	1,594,342

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
Red Ventures, LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	5.65%	11/08/2024		$4,106	$4,139,985
ServiceMaster Co., (The), Term Loan C (1 mo. USD LIBOR + 2.50%)	4.15%	11/08/2023		2,660	2,678,910
Spin Holdco Inc., First Lien Term Loan B-1 (3 mo. USD LIBOR + 3.25%)	5.08%	11/14/2022		14,563	14,668,851
Tempo Acquisition LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	4.65%	05/01/2024		3,257	3,269,323
TNS Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.78%	08/14/2022		1,013	1,020,121
Trans Union LLC, Term Loan B-3 (1 mo. USD LIBOR + 2.00%)	3.65%	04/09/2023		1,729	1,736,313
Travelport Finance S.a.r.l. (Luxembourg), Term Loan D (3 mo. USD LIBOR + 2.75%)	4.59%	09/02/2021		2,330	2,338,493
U.S. Security Associates Holdings, Inc., Term Loan (3 mo. USD LIBOR + 4.00%)	5.69%	07/14/2023		2,573	2,600,092
Ventia Deco LLC, Term Loan B (3 mo. USD LIBOR + 3.50%) (Acquired 08/17/2016-03/23/2017; Cost $2,941,765)(d)	5.19%	05/21/2022		2,938	2,981,644
Wash MultiFamily Acquisition Inc.,
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	4.90%	05/13/2022		884	890,534
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	4.90%	05/16/2022		5,350	5,390,493
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)(d)	8.65%	05/12/2023		222	221,880
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)(d)	8.65%	05/14/2023		39	38,861
West Corp., Term Loan B (1 mo. USD LIBOR + 4.00%)	5.65%	10/10/2024		8,505	8,589,558
WEX Inc., Term Loan B-2 (1 mo. USD LIBOR + 2.25%)	3.90%	06/30/2023		1,956	1,972,768
					247,922,387

Cable & Satellite Television–6.02%
Altice Financing S.A.,(Luxembourg)
Term Loan (3 mo. USD LIBOR + 2.75%)	4.47%	07/15/2025		2,864	2,833,039
Term Loan (3 mo. USD LIBOR + 2.75%)	4.47%	01/31/2026		2,226	2,203,839
Altice US Finance I Corp., Term Loan (1 mo. USD LIBOR + 2.25%)	3.90%	07/28/2025		8,649	8,654,732
Atlantic Broadband Finance, LLC, Term Loan B (1 mo. USD LIBOR + 2.38%)	4.02%	01/04/2025		9,113	9,118,370
Cable One, Inc., Incremental Term Loan B-1 (3 mo. USD LIBOR + 2.25%)(d)	3.95%	05/01/2024		1,023	1,028,167
Charter Communications Operating, LLC, 2017 Term Loan B (1 mo. USD LIBOR + 2.00%)	3.65%	04/30/2025		7,793	7,819,132
CSC Holdings, LLC,
Term Loan (1 mo. USD LIBOR + 2.25%)	3.84%	07/17/2025		17,640	17,624,782
Term Loan (2 mo. USD LIBOR + 2.50%)	4.14%	01/25/2026		5,607	5,620,548
MCC Iowa, Term Loan M (1 wk. USD LIBOR + 2.00%)	3.48%	02/02/2025		4,120	4,139,009
Mediacom Illinois LLC, Term Loan K (1 wk. USD LIBOR + 2.25%)	3.73%	02/15/2024		4,573	4,598,524
Numericable-SFR S.A. (France), Term Loan B-12 (3 mo. USD LIBOR + 3.00%)	4.72%	01/31/2026		15,146	14,619,358
Quebecor Media, Inc. (Canada), Term Loan B-1 (3 mo. USD LIBOR + 2.25%)	4.09%	08/17/2020		5,038	5,051,966
Telenet Financing USD LLC, Term Loan AL (1 mo. USD LIBOR + 2.50%)	4.09%	03/31/2026		8,913	8,953,849
Unitymedia Finance LLC,
Term Loan B (1 mo. USD LIBOR + 2.25%)	3.84%	09/30/2025		4,347	4,347,065
Term Loan D (1 mo. USD LIBOR + 2.25%)	3.84%	01/15/2026		4,292	4,294,769
UPC Financing Partnership, Term Loan AR (1 mo. USD LIBOR + 2.50%)	4.09%	01/15/2026		20,388	20,403,122
Virgin Media Bristol LLC (United Kingdom), Term Loan K (1 mo. USD LIBOR + 2.50%)	4.09%	01/15/2026		18,043	18,123,507
WideOpenWest Finance, LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	4.85%	08/18/2023		7,714	7,705,092
Ziggo Secured Finance Partnership, Term Loan E (1 mo. USD LIBOR + 2.50%)	4.09%	04/15/2025		8,440	8,373,204
					155,512,074

Chemicals & Plastics–3.25%
Alpha US Bidco, Inc., Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	4.69%	01/31/2024		1,997	2,012,767
Ashland LLC,
Term Loan B (1 mo. USD LIBOR + 2.00%)	3.65%	05/17/2024		223	224,672
Term Loan B (3 mo. USD LIBOR + 2.00%)	3.57%	05/17/2024		453	456,186
Avantor Inc.,
Term Loan (1 mo. EURIBOR + 4.25%)	4.25%	11/21/2024	EUR	6,504	7,989,681
Term Loan (1 mo. USD LIBOR + 4.00%)	5.65%	11/21/2024		8,367	8,458,925

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Chemicals & Plastics–(continued)
Charter NEX US, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	4.65%	05/16/2024		$914	$917,037
Chemours Co., (The), Term Loan B-1 (1 mo. USD LIBOR + 2.50%)	4.15%	05/12/2022		1,098	1,105,304
Colouroz Investment LLC,(Germany)
First Lien Term Loan B-2 (3 mo. USD LIBOR + 3.00%)	4.74%	09/07/2021		3,613	3,409,383
Second Lien Term Loan B-2 (3 mo. USD LIBOR + 7.25%)	8.99%	09/05/2022		2,736	2,343,042
Term Loan C (3 mo. USD LIBOR + 3.00%)	4.74%	09/07/2021		597	563,611
Diamond (BC) B.V. (Netherlands), Term Loan B (2 mo. USD LIBOR + 3.00%)	4.65%	09/06/2024		2,963	2,962,837
Encapsys, LLC,
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	4.90%	11/07/2024		646	651,689
Second Lien Term Loan (1 mo. USD LIBOR + 7.50%) (Acquired 10/27/2017; Cost $328,481)	9.15%	11/07/2025		330	336,108
Gemini HDPE LLC, Term Loan (3 mo. USD LIBOR + 2.50%)	4.28%	08/07/2024		2,262	2,276,170
H.B. Fuller Co., Term Loan (1 mo. USD LIBOR + 2.25%)	3.84%	10/20/2024		5,940	5,974,876
HII Holding Corp., Second Lien Term Loan (1 mo. USD LIBOR + 8.50%)(d)	10.15%	12/21/2020		2,525	2,537,218
HII Holding Corp., First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	4.90%	12/20/2019		1,973	1,979,198
Ineos US Finance LLC, Term Loan (1 mo. USD LIBOR + 2.00%)	3.65%	03/31/2024		6,566	6,595,059
Invictus US NewCo LLC,
First Lien Term Loan(f)	—	02/15/2025		2,032	2,049,345
Second Lien Term Loan(f)	—	02/15/2026		1,074	1,085,026
KMG Chemicals, Inc., Term Loan (1 mo. USD LIBOR + 2.75%)	4.40%	06/15/2024		1,715	1,727,125
KPEX Holdings, Inc.,
Delayed Draw Term Loan(e)	0.00%	01/31/2025		97	97,277
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)(d)	8.57%	01/31/2026		419	425,226
Term Loan (1 mo. USD LIBOR + 3.25%)	4.90%	01/31/2025		979	983,579
MacDermid, Inc.,
First Lien Multicurrency Revolver Loan (Prime Rate + 2.00%)(d)	6.50%	06/07/2018		907	905,642
First Lien Revolver Loan (1 mo. USD LIBOR + 3.00%)(d)	4.58%	06/07/2018		1,744	1,741,619
Multi-Currency Revolver(e)	0.00%	06/07/2018		1,273	1,271,382
Revolver(e)	0.00%	06/07/2018		436	435,405
Term Loan B-6 (1 mo. USD LIBOR + 3.00%)	4.65%	06/07/2023		1,577	1,589,919
Term Loan B-7 (1 mo. USD LIBOR + 2.50%)	4.15%	06/07/2020		131	131,608
Oxea Corp.,
Term Loan B-1 (3 mo. EURIBOR + 3.75%)	3.75%	10/11/2024	EUR	1,320	1,608,273
Term Loan B-2 (3 mo. USD LIBOR + 3.50%)	5.25%	10/11/2024		6,538	6,586,856
PQ Corp., Term Loan B-1(f)	—	02/05/2025		1,126	1,133,377
Proampac PG Borrower LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.09%	11/20/2023		2,657	2,690,425
Tata Chemicals North America Inc., Term Loan (3 mo. USD LIBOR + 2.75%)	4.50%	08/07/2020		1,804	1,814,063
Trinseo Materials Finance, Inc., Term Loan B (1 mo. USD LIBOR + 2.50%)	4.15%	09/06/2024		1,035	1,045,026
Tronox Finance LLC,
Term Loan (3 mo. USD LIBOR + 3.00%)	4.69%	09/22/2024		997	1,005,366
Term Loan (3 mo. USD LIBOR + 3.00%)	4.69%	09/22/2024		2,302	2,320,075
Venator Finance S.a.r.l., Term Loan (1 mo. USD LIBOR + 3.00%)(d)	4.65%	08/08/2024		1,323	1,331,258
Versum Materials, Term Loan (3 mo. USD LIBOR + 2.00%)	3.69%	09/29/2023		1,198	1,207,595
					83,979,230

Clothing & Textiles–0.78%
ABG Intermediate Holdings 2 LLC,
First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	5.19%	09/29/2024		6,447	6,505,316
Second Lien Term Loan (3 mo. USD LIBOR + 7.75%)	9.44%	09/29/2025		2,316	2,353,899
Ascena Retail Group, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	6.19%	08/21/2022		4,086	3,679,372
Oak Parent, Inc., Term Loan (1 mo. USD LIBOR + 4.50%)(d)	6.15%	10/26/2023		2,893	2,788,278
Varsity Brands Holding Co., Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.15%	12/16/2024		4,744	4,804,236
					20,131,101

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Conglomerates–0.34%
CTC AcquiCo GmbH,(Germany)
Term Loan B-1(f)	—	11/29/2024	EUR	1,282	$1,567,439
Term Loan B-2(f)	—	11/29/2024		1,713	1,716,706
Penn Engineering & Manufacturing Corp., Term Loan B (1 mo. USD LIBOR + 2.75%)	4.40%	06/27/2024		1,885	1,894,744
RGIS Services, LLC,
Term Loan (1 mo. USD LIBOR + 7.50%)	9.15%	03/31/2023		1,144	1,089,230
Term Loan (3 mo. USD LIBOR + 7.50%)	9.19%	03/31/2023		249	236,789
Term Loan (6 mo. USD LIBOR + 7.50%)	9.34%	03/31/2023		878	836,102
Safe Fleet Holdings LLC,
First Lien Term Loan (3 mo. USD LIBOR + 3.00%)	4.78%	02/03/2025		914	916,503
Second Lien Term Loan (3 mo. USD LIBOR + 6.75%)	8.53%	02/01/2026		526	532,837
					8,790,350

Containers & Glass Products–2.57%
Berlin Packaging, LLC,
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	8.33%	09/30/2022		760	767,769
Term Loan (1 mo. USD LIBOR + 3.25%)	4.85%	10/01/2021		3,995	4,021,153
Term Loan (3 mo. USD LIBOR + 3.25%)	4.95%	10/01/2021		2,373	2,388,348
Berry Plastics Corp.,
Term Loan Q (1 mo. USD LIBOR + 2.00%)	3.65%	10/01/2022		1,145	1,150,533
Term Loan Q (3 mo. USD LIBOR + 2.00%)	3.58%	10/01/2022		738	741,806
Term Loan R (1 mo. USD LIBOR + 2.00%)	3.58%	01/19/2024		1,386	1,391,872
Term Loan O (1 mo. USD LIBOR + 2.00%)	3.58%	02/08/2020		262	263,190
Term Loan P (1 mo. USD LIBOR + 2.00%)	3.58%	01/06/2021		428	429,712
BWAY Holding Co., Term Loan (3 mo. USD LIBOR + 3.25%)	4.96%	04/03/2024		1,021	1,026,237
Consolidated Container Co. LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	4.65%	05/22/2024		2,243	2,258,481
Crown Americas LLC, Term Loan B(f)	—	01/29/2025		2,555	2,580,885
Duran Group (Germany), Term Loan B-2 (3 mo. USD LIBOR + 4.00%) (Acquired 03/24/2017-05/22/2017; Cost $9,549,265)(d)	5.71%	03/21/2024		9,625	9,673,099
Fort Dearborn Holding Co., Inc.,
First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.70%	10/19/2023		5,095	5,101,052
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)(d)	10.20%	10/19/2024		393	377,656
Hoffmaster Group, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	6.19%	11/21/2023		3,825	3,868,319
Klockner Pentaplast of America, Inc.,
Term Loan (3 mo. EURIBOR + 4.75%)	4.75%	06/30/2022	EUR	851	1,022,605
Term Loan (3 mo. USD LIBOR + 4.25%)	5.94%	06/30/2022		2,529	2,495,546
Libbey Glass, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	4.58%	04/09/2021		587	578,316
Multi-Color Corp., Term Loan B (1 mo. USD LIBOR + 2.25%)	3.90%	10/31/2024		989	994,966
Ranpak Corp.,
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%) (Acquired 09/24/2014; Cost $254,254)	8.84%	10/03/2022		253	256,024
Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	4.90%	10/01/2021		820	825,863
Refresco Group, N.V.,(Netherlands)
Term Loan B (3 mo. USD LIBOR + 2.75%)	4.59%	01/26/2025		1,612	1,614,959
Term Loan B-1(f)	—	12/15/2024	EUR	1,235	1,507,455
Term Loan B-3(f)	—	12/15/2024		1,596	1,609,969
Reynolds Group Holdings Inc., Term Loan (1 mo. USD LIBOR + 2.75%)	4.40%	02/05/2023		14,402	14,485,261
Tekni-Plex, Inc.,
Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	4.90%	10/17/2024		990	995,074
Term Loan B-2 (3 mo. EURIBOR + 3.50%)	3.50%	10/17/2024	EUR	453	558,033
TricorBraun Inc.,
First Lien Delayed Draw Term Loan (3 mo. USD LIBOR + 3.75%)	5.39%	11/30/2023		307	309,565
Term Loan (3 mo. USD LIBOR + 3.75%)	5.44%	11/30/2023		3,049	3,072,374
					66,366,122

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Cosmetics & Toiletries–0.97%
Alphabet Holding Co., Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.15%	09/26/2024		$3,304	$3,192,176
Coty Inc., Term Loan B (1 mo. USD LIBOR + 2.50%)	4.08%	10/27/2022		4,652	4,683,121
Galleria Co., Term Loan B (1 mo. USD LIBOR + 3.00%)	4.63%	09/29/2023		6,262	6,309,053
Parfums Holding Co., Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.75%)	6.44%	06/30/2024		4,129	4,186,870
Prestige Brands, Inc., Term Loan B-4 (1 mo. USD LIBOR + 2.50%)	4.40%	01/26/2024		6,559	6,608,344
					24,979,564

Drugs–0.86%
BPA Laboratories,
First Lien Term Loan (3 mo. USD LIBOR + 2.50%) (Acquired 04/29/2014; Cost $1,134,522)	4.19%	04/29/2020		1,202	1,172,111
Second Lien Term Loan (3 mo. USD LIBOR + 2.50%)	4.19%	04/29/2020		1,045	966,886
Catalent Pharma Solutions, Inc., Term Loan (1 mo. USD LIBOR + 2.25%)	3.90%	05/20/2024		6,762	6,796,571
Endo LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	5.94%	04/27/2024		9,367	9,363,228
Valeant Pharmaceuticals International, Inc. (Canada), Term Loan B F-4 (1 mo. USD LIBOR + 3.50%)	5.08%	04/01/2022		3,870	3,920,391
					22,219,187

Ecological Services & Equipment–0.69%
Advanced Disposal Services Inc., Term Loan (1 wk. USD LIBOR + 2.25%)	3.72%	11/10/2023		7,597	7,635,410
Casella Waste Systems, Inc., Term Loan B-1 (1 mo. USD LIBOR + 2.50%)	4.09%	10/17/2023		1,095	1,100,410
Charah, LLC,
Term Loan (1 mo. USD LIBOR + 6.25%)	7.90%	10/25/2024		44	44,748
Term Loan (2 mo. USD LIBOR + 6.25%)	8.04%	10/25/2024		566	572,772
Term Loan (3 mo. USD LIBOR + 6.25%) (Acquired 10/18/2017; Cost $1,387,332)	8.23%	10/25/2024		1,748	1,769,032
Gopher Resource, LLC, Term Loan(f)	—	02/09/2025		447	451,739
WCA Waste Systems Inc., Term Loan (1 mo. USD LIBOR + 2.75%)	4.40%	08/11/2023		2,563	2,569,393
Wrangler Buyer Corp., Term Loan (1 mo. USD LIBOR + 3.00%)	4.65%	09/28/2024		3,685	3,708,814
					17,852,318

Electronics & Electrical–11.93%
4L Technologies Inc., Term Loan (1 mo. USD LIBOR + 4.50%)	6.15%	05/08/2020		6,652	5,288,723
Almonde, Inc.,(United Kingdom)
First Lien Term Loan (3 mo. EURIBOR + 3.25%)	4.25%	06/13/2024	EUR	2,142	2,634,639
First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	5.48%	06/13/2024		9,211	9,219,623
Applied Systems, Inc.,
First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	4.94%	09/19/2024		1,845	1,858,610
Second Lien Term Loan (3 mo. USD LIBOR + 7.00%)	8.69%	09/19/2025		162	168,571
Barracuda Networks, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	5.06%	02/12/2025		1,394	1,403,843
Blackboard Inc., Term Loan B-4 (3 mo. USD LIBOR + 5.00%)	6.73%	06/30/2021		7,074	6,883,851
BMC Software Finance, Inc., Term Loan B-2 (3 mo. EURIBOR + 3.75%)	3.75%	09/10/2022	EUR	318	389,771
Canyon Valor Companies, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	4.94%	06/16/2023		4,277	4,309,695
Cavium, Inc., Term Loan B-1 (1 mo. USD LIBOR + 2.25%)(d)	3.90%	08/16/2022		2,829	2,840,044
CommScope, Inc., Term Loan 5 (1 mo. USD LIBOR + 2.00%)	3.65%	12/29/2022		1,426	1,436,756
Compuware Corp., Term Loan B-3 (2 mo. USD LIBOR + 3.50%)	5.15%	12/15/2021		4,079	4,137,725
CPI International, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.15%	07/26/2024		1,132	1,138,550
Dell International LLC, Term Loan B (1 mo. USD LIBOR + 2.00%)	3.65%	09/07/2023		7,003	7,009,481
Diebold Nixdorf, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	4.38%	11/06/2023		3,766	3,774,503
DigiCert Holdings, Inc.,
First Lien Term Loan (3 mo. USD LIBOR + 4.75%)	6.52%	10/31/2024		5,084	5,149,959
Second Lien Term Loan (3 mo. USD LIBOR + 8.00%)	9.77%	10/31/2025		828	840,205
Epicor Software Corp., Term Loan B (1 mo. USD LIBOR + 3.25%)	4.90%	06/01/2022		465	467,558
Go Daddy Operating Co., LLC, Term Loan (1 mo. USD LIBOR + 2.25%)	3.90%	02/15/2024		9,672	9,702,024

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
Hyland Software, Inc.,
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	4.90%	07/01/2022		$1,588	$1,602,177
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	8.65%	07/07/2025		238	243,599
I-Logic Technologies Bidco Ltd.,(United Kingdom)
Term Loan(f)	—	12/20/2024	EUR	507	623,539
Term Loan(f)	—	12/21/2024		1,959	1,973,199
IGT Holding IV AB (Sweden), Term Loan B(f)	—	07/26/2024		2,944	2,952,754
Integrated Device Technology, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%) (Acquired 04/04/2017; Cost $1,924,805)(d)	4.65%	04/04/2024		1,929	1,939,893
Kemet Corp., Term Loan (1 mo. USD LIBOR + 6.00%) (Acquired 04/21/2017; Cost $2,980,811)(d)	7.65%	04/26/2024		3,065	3,122,131
Lattice Semiconductor Corp., Term Loan (1 mo. USD LIBOR + 4.25%)(d)	5.83%	03/10/2021		4,197	4,249,249
Lully Finance LLC,
First Lien Term Loan B-3 (1 mo. USD LIBOR + 3.50%)	5.12%	10/14/2022		1,474	1,476,455
First Lien Term Loan B-4 (1 mo. EURIBOR + 3.75%)	3.75%	10/14/2022	EUR	1,193	1,459,164
Second Lien Term Loan B-1 (1 mo. USD LIBOR + 8.50%)(d)	10.12%	10/16/2023		1,614	1,601,643
Second Lien Term Loan B-2 (1 mo. EURIBOR + 7.25%) (Acquired 11/30/2016; Cost $587,965)(d)	7.25%	10/16/2023	EUR	555	663,275
MA Finance Co., LLC,
Term Loan B-2 (1 mo. USD LIBOR + 2.50%)	4.15%	11/19/2021		9,069	9,073,246
Term Loan B-3 (1 mo. USD LIBOR + 2.75%)	4.40%	06/21/2024		2,362	2,371,658
MACOM Technology Solutions Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.25%)	3.90%	05/17/2024		2,978	2,946,496
McAfee, LLC,
Term Loan (1 mo. EURIBOR + 4.50%)	6.15%	09/30/2024		4,256	4,284,939
Term Loan (3 mo. EURIBOR + 4.25%)	4.25%	09/30/2024	EUR	1,516	1,860,690
Mediaocean LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.25%)	5.90%	08/15/2022		4,704	4,739,648
Micro Holding, L.P., Term Loan (3 mo. USD LIBOR + 3.75%)	5.34%	09/13/2024		3,372	3,377,163
Micron Technology, Inc., Term Loan (1 mo. USD LIBOR + 2.00%)	3.65%	04/26/2022		54	54,886
Mirion Technologies, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.75%)	6.44%	03/31/2022		2,566	2,561,806
MTS Systems, Term Loan B (1 mo. USD LIBOR + 3.25%)	4.84%	07/05/2023		2,156	2,176,694
NeuStar, Inc.,
Term Loan B-1 (2 mo. USD LIBOR + 3.25%)	4.92%	01/08/2020		904	907,014
Term Loan B-2 (2 mo. USD LIBOR + 3.75%)	5.42%	08/08/2024		4,622	4,638,300
Oberthur Technologies of America Corp.,
Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	01/10/2024	EUR	6,102	7,395,531
Term Loan B-1 (3 mo. USD LIBOR + 3.75%)	5.44%	01/10/2024		2,313	2,303,607
OEConnection LLC,
First Lien Term Loan (3 mo. USD LIBOR + 4.00%)(d)	5.69%	11/22/2024		2,135	2,140,570
Second Lien Term Loan (3 mo. USD LIBOR + 8.00%) (Acquired 11/22/2017; Cost $537,772)	9.69%	11/22/2025		543	543,130
Omnitracs, Inc.,
First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	5.45%	11/25/2020		5,416	5,463,736
Second Lien Term Loan (3 mo. USD LIBOR + 7.75%)	9.45%	05/25/2021		311	312,251
ON Semiconductor Corp., Term Loan B-2 (1 mo. USD LIBOR + 2.00%)	3.65%	03/31/2023		4,712	4,742,462
Optiv Inc.,
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	8.88%	01/31/2025		1,153	1,074,052
Term Loan (1 mo. USD LIBOR + 3.25%)	4.88%	02/01/2024		6,024	5,756,241
Project Accelerate Parent, LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.25%)(d)	5.94%	01/02/2025		1,912	1,935,553
Project Leopard Holdings, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	5.78%	07/07/2023		2,054	2,066,995
Quest Software US Holdings Inc., Term Loan (3 mo. USD LIBOR + 5.50%)	7.27%	10/31/2022		12,666	12,909,184
Ramundsen Holdings, LLC,
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)	10.19%	01/31/2025		261	264,424
Term Loan (3 mo. USD LIBOR + 4.25%)	5.94%	02/01/2024		639	645,484

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
Riverbed Technology, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	4.90%	04/24/2022		$5,279	$5,213,367
Rocket Software, Inc.,
Second Lien Term Loan (3 mo. USD LIBOR + 9.50%)	11.19%	10/14/2024		978	991,695
Term Loan (3 mo. USD LIBOR + 4.25%)	5.94%	10/14/2023		6,896	6,973,184
RP Crown Parent, LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	4.65%	10/12/2023		1,506	1,520,748
Sandvine Corp., Term Loan B (3 mo. USD LIBOR + 5.75%)	7.32%	09/21/2022		3,590	3,589,837
Seattle Spinco, Inc., Term Loan (1 mo. USD LIBOR + 2.75%)	4.40%	06/21/2024		15,952	16,016,393
SS&C Technologies, Inc.,
Term Loan B-3(f)	—	02/28/2025		16,968	17,073,895
Term Loan B-4(f)	—	02/28/2025		6,053	6,090,817
Sybil Software LLC,
Term Loan (3 mo. EURIBOR + 3.00%)	3.00%	09/30/2023	EUR	4,347	5,330,767
Term Loan (3 mo. USD LIBOR + 2.75%)	4.44%	09/30/2023		10,831	10,914,983
Symantec Corp., Term Loan A-5 (2 mo. USD LIBOR + 1.75%)	3.39%	08/01/2021		1,242	1,243,414
TIBCO Software, Inc., Term Loan B-1 (1 mo. USD LIBOR + 3.50%)	5.15%	12/04/2020		1,327	1,332,839
TTM Technologies, Inc.,
Incremental Term Loan(d)(f)	—	09/28/2024		5,261	5,294,075
Term Loan B (1 mo. USD LIBOR + 2.50%)	4.15%	09/28/2024		1,360	1,364,958
VeriFone Inc., Term Loan B (1 mo. USD LIBOR + 2.00%)	3.65%	01/31/2025		2,908	2,921,543
Verint Systems Inc., Term Loan (1 mo. USD LIBOR + 2.00%)	3.58%	06/29/2024		1,902	1,909,998
Veritas US Inc.,
Term Loan (3 mo. EURIBOR + 4.50%)	5.50%	01/27/2023	EUR	13,608	16,659,426
Term Loan B (3 mo. USD LIBOR + 4.50%)	6.19%	01/27/2023		2,375	2,366,001
VF Holding Corp., Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	4.90%	06/30/2023		2,623	2,650,569
Viewpoint, Inc., Term Loan (3 mo. USD LIBOR + 4.25%) (Acquired 07/18/2017; Cost $1,416,451)	5.94%	07/19/2024		1,420	1,425,039
Wall Street Systems Delaware, Inc., Term Loan (2 mo. USD LIBOR + 3.00%)	4.65%	11/21/2024		1,912	1,917,328
Western Digital Corp., Term Loan B-3 (1 mo. USD LIBOR + 2.00%)	3.60%	04/29/2023		12,559	12,638,969
Xperi Corp., Term Loan B-1 (1 mo. USD LIBOR + 2.50%)	4.15%	12/01/2023		3,552	3,576,004
Zebra Technologies Corp., Term Loan B (3 mo. USD LIBOR + 2.00%)	3.75%	10/27/2021		2,251	2,264,568
					308,387,386

Financial Intermediaries–1.29%
Black Knight InfoServ, LLC, Term Loan B (1 mo. USD LIBOR + 2.25%)	3.94%	05/27/2022		666	670,303
GEO Group, Inc., Term Loan (3 mo. USD LIBOR + 2.25%)	3.95%	03/23/2024		2,127	2,138,557
iPayment Inc., Term Loan (3 mo. USD LIBOR + 5.00%)	6.62%	04/11/2023		3,044	3,077,824
LPL Holdings, Inc., Incremental Term Loan B (3 mo. USD LIBOR + 2.25%)	3.81%	09/23/2024		1,062	1,065,528
MoneyGram International, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	4.94%	03/27/2020		7,469	7,469,307
RJO Holdings Corp.,
Term Loan (1 mo. USD LIBOR + 12.00%) (Acquired 04/12/2017; Cost $1,237,567)(d)	13.65%	05/05/2022		1,233	1,239,384
Term Loan (1 mo. USD LIBOR + 8.02%) (Acquired 04/12/2017; Cost $3,480,934)(d)	9.67%	05/05/2022		3,468	3,485,769
RPI Finance Trust, Term Loan B-6 (3 mo. USD LIBOR + 2.00%)	3.69%	03/27/2023		11,092	11,164,248
Stiphout Finance LLC,
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	4.90%	10/26/2022		2,929	2,943,957
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	8.90%	10/26/2023		43	43,008
					33,297,885

Food & Drug Retailers–0.89%
Adria Group Holding B.V. (Netherlands), Term Loan(h)	0.00%	06/04/2018	EUR	8,076	164,238
Albertsons LLC,
Term Loan B-4 (1 mo. USD LIBOR + 2.75%)	4.40%	08/25/2021		6,584	6,507,465
Term Loan B-5 (3 mo. USD LIBOR + 3.00%)	4.67%	12/21/2022		5,686	5,623,963
Term Loan B-6 (3 mo. USD LIBOR + 3.00%)	4.96%	06/22/2023		6,527	6,441,002

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Food & Drug Retailers–(continued)
Supervalu Inc.,
Delayed Draw Term Loan B (1 mo. USD LIBOR + 3.50%)	5.15%	06/08/2024		$1,647	$1,635,871
Term Loan (1 mo. USD LIBOR + 3.50%)	5.15%	06/08/2024		2,745	2,726,452
					23,098,991

Food Products–2.22%
Chefs’ Warehouse Parent, LLC, Term Loan (1 mo. USD LIBOR + 4.00%)	5.65%	06/22/2022		1,666	1,683,451
CSM Bakery Supplies LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.70%	07/03/2020		2,061	2,044,148
Dole Food Co., Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	4.36%	04/06/2024		8,474	8,518,764
Hearthside Group Holdings, LLC,
Revolver Loan(d)(e)	0.00%	06/02/2019		2,701	2,692,434
Term Loan (1 mo. USD LIBOR + 3.00%)	4.65%	06/02/2021		1,915	1,924,589
Hostess Brands, LLC, Term Loan B (1 mo. USD LIBOR + 2.25%)	3.90%	08/03/2022		19	18,844
Jacobs Douwe Egberts International B.V., Term Loan B-5 (3 mo. USD LIBOR + 2.25%)	4.06%	07/04/2022		9,426	9,485,423
JBS USA Lux S.A., Term Loan (3 mo. USD LIBOR + 2.50%)	4.10%	10/30/2022		21,714	21,637,122
Nomad Foods US LLC (United Kingdom), Term Loan B-4 (1 mo. USD LIBOR + 2.25%)	3.84%	05/15/2024		2,761	2,774,578
Pinnacle Foods Finance LLC, Term Loan (1 mo. USD LIBOR + 2.00%)	3.58%	02/02/2024		634	638,303
Post Holdings, Inc., Incremental Term Loan A (1 mo. USD LIBOR + 2.25%)	3.90%	05/24/2024		5,067	5,081,644
QCE LLC, PIK Term Loan, 10.00% PIK Rate(g)	10.00%	06/30/2019		6	614
Shearer’s Foods, LLC,
First Lien Term Loan (3 mo. USD LIBOR + 3.94%)	5.63%	06/30/2021		497	500,827
Second Lien Term Loan (3 mo. USD LIBOR + 6.75%) (Acquired 06/19/2014; Cost $454,113)	8.44%	06/30/2022		457	429,322
					57,430,063

Food Service–2.80%
Aramark Services, Inc., Term Loan B-1 (1 mo. USD LIBOR + 2.00%)	3.65%	03/11/2025		3,463	3,489,808
EG Finco Ltd.,(Netherlands)
Term Loan B(f)	—	02/06/2025		1,155	1,158,162
Term Loan B-1(f)	—	02/06/2025	EUR	1,644	2,263,150
Term Loan B-2(f)	—	02/06/2025	EUR	492	600,168
Term Loan B-3(e)	0.00%	02/06/2025	EUR	1,083	1,062,962
IRB Holding Corp., Term Loan B (1 mo. USD LIBOR + 3.25%)	4.83%	02/05/2025		4,289	4,336,505
New Red Finance, Inc.,
Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	3.90%	02/16/2024		8,612	8,635,925
Term Loan B-3 (3 mo. USD LIBOR + 2.25%)	3.94%	02/16/2024		5,537	5,551,906
NPC International, Inc.,
First Lien Term Loan (2 mo. USD LIBOR + 3.50%)	5.15%	04/19/2024		3,051	3,087,061
Second Lien Term Loan (2 mo. USD LIBOR + 7.50%)	9.15%	04/18/2025		965	981,411
Pizza Hut Holdings, LLC, Term Loan B (1 mo. USD LIBOR + 2.00%)	3.59%	06/16/2023		265	266,784
Red Lobster Management, LLC, First Lien Term Loan (1 mo. USD LIBOR + 5.25%)	6.90%	07/28/2021		3,447	3,465,969
Restaurant Holding Co., LLC, First Lien Term Loan (1 mo. USD LIBOR + 7.75%)(d)	9.40%	02/28/2019		1,501	1,493,715
Steak ’n Shake Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	5.40%	03/19/2021		2,364	2,104,270
Tacala Investment Corp.,
First Lien Term Loan(f)	—	01/26/2025		1,487	1,497,695
Second Lien Term Loan(f)	—	01/26/2026		872	892,821
TKC Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	6.03%	02/01/2023		4,411	4,464,979
TMK Hawk Parent, Corp., Term Loan (1 mo. USD LIBOR + 3.50%)	5.15%	09/26/2024		2,992	3,014,254
US Foods, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	4.15%	06/27/2023		20,141	20,324,213
Weight Watchers International, Inc.,
Term Loan (1 mo. USD LIBOR + 4.75%)	6.33%	11/29/2024		686	695,610
Term Loan (3 mo. USD LIBOR + 4.75%)	6.45%	11/29/2024		2,955	2,998,321
					72,385,689

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Health Care–3.79%
Acadia Healthcare Co., Inc.,
Term Loan B-1 (1 mo. USD LIBOR + 2.75%)	4.40%	02/11/2022		$1,527	$1,538,709
Term Loan B-2 (1 mo. USD LIBOR + 2.75%)	4.40%	02/16/2023		4,932	4,970,938
Air Medical Group Holdings, Inc., Term Loan(f)	—	09/30/2024		3,683	3,727,989
Argon Medical Devices Holdings, Inc.,
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)(d)	5.40%	01/23/2025		926	931,533
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)	9.65%	01/23/2026		220	223,047
ATI Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.50%)(d)	5.20%	05/10/2023		1,583	1,600,929
Community Health Systems, Inc.,
Revolver Loan(d)(e)	0.00%	01/27/2019		1,974	1,929,645
Incremental Term Loan G (3 mo. USD LIBOR + 2.75%)	4.73%	12/31/2019		2,161	2,144,808
Convatec Inc., Term Loan B (3 mo. USD LIBOR + 2.25%)	3.94%	10/31/2023		631	634,827
Diplomat Pharmacy, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	6.10%	12/20/2024		2,191	2,213,829
DJO Finance LLC,
Term Loan (1 mo. USD LIBOR + 3.25%)	4.90%	06/07/2020		3,933	3,903,060
Term Loan (3 mo. USD LIBOR + 3.25%)	4.94%	06/07/2020		4,005	3,974,291
Envision Healthcare Corp., Term Loan (1 mo. USD LIBOR + 3.00%)	4.65%	12/01/2023		2,944	2,957,788
Explorer Holdings, Inc., Term Loan (3 mo. USD LIBOR + 3.75%)	5.52%	05/02/2023		3,363	3,394,799
Global Healthcare Exchange, LLC, Term Loan (3 mo. USD LIBOR + 3.00%)	4.69%	06/30/2024		2,391	2,403,381
Greatbatch Ltd., Term Loan B (1 mo. USD LIBOR + 3.25%)	4.83%	10/27/2022		3,320	3,354,313
HC Group Holdings III, Inc., First Lien Term Loan (1 mo. USD LIBOR + 5.00%)(d)	6.65%	04/07/2022		4,967	5,059,982
HCA, Inc., Term Loan B-9 (1 mo. USD LIBOR + 2.00%)	3.65%	03/17/2023		4,090	4,118,307
INC Research Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	3.90%	08/01/2024		196	196,886
IWH UK Midco Ltd. (United Kingdom), Term Loan B (2 mo. EURIBOR + 4.00%)	4.00%	10/20/2024	EUR	1,145	1,404,831
Kinetic Concepts, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	4.94%	02/03/2024		8,565	8,602,492
MPH Acquisition Holdings LLC, Term Loan (3 mo. USD LIBOR + 3.00%)	4.69%	06/07/2023		14,841	14,930,303
Nidda Healthcare Holding AG (Germany), Term Loan B-1(e)	0.00%	08/21/2024	GBP	486	673,116
Ortho-Clinical Diagnostics, Inc., Term Loan (3 mo. USD LIBOR + 3.75%)	5.44%	06/30/2021		2,845	2,870,790
PAREXEL International Corp., Term Loan (1 mo. USD LIBOR + 2.75%)	4.40%	09/27/2024		5,959	5,963,510
Pearl Intermediate Parent LLC,
First Lien Delayed Draw Term Loan(e)	0.00%	02/01/2025		213	211,253
First Lien Term Loan(f)	—	02/01/2025		723	718,260
Quintiles IMS Inc., Term Loan B-2 (3 mo. USD LIBOR + 2.00%)	3.69%	01/17/2025		1,792	1,805,163
Surgery Center Holdings, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	4.90%	08/31/2024		2,099	2,102,631
Team Health Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.75%)	4.40%	02/06/2024		5,559	5,426,636
Unilabs Diagnostics AB (Sweden), Revolver Loan(d)(e)	0.00%	03/12/2021	EUR	1,850	2,230,229
WP CityMD Bidco LLC, Term Loan (3 mo. USD LIBOR + 4.00%)	5.69%	06/07/2024		1,670	1,678,539
					97,896,814

Home Furnishings–0.85%
Comfort Holding, LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.75%)	6.33%	02/05/2024		2,946	2,880,381
Global Appliance Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	5.65%	09/29/2024		3,639	3,689,473
Hayward Industries, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.15%	08/05/2024		1,631	1,640,718
Hilding Anders AB (Sweden), Term Loan B(f)	—	11/30/2024	EUR	2,191	2,695,895
Lifetime Brands, Inc., Term Loan B(d)(f)	—	03/31/2025		1,108	1,114,484
Serta Simmons Bedding, LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	5.22%	11/08/2023		6,859	6,647,350
TGP Holdings III, LLC,
First Lien Delayed Draw Term Loan(e)	0.00%	09/25/2024		368	367,834
First Lien Term Loan (3 mo. USD LIBOR + 5.00%)	6.69%	09/25/2024		2,312	2,339,079
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%) (Acquired 09/21/2017; Cost $667,248)	10.19%	09/25/2025		677	687,211
					22,062,425

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Industrial Equipment–2.78%
Accudyne Industries LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	4.90%	08/18/2024		$3,056	$3,077,935
CIRCOR International, Inc., Term Loan (1 mo. USD LIBOR + 3.50%)	5.08%	12/11/2024		4,622	4,650,322
Clark Equipment Co., Term Loan B (3 mo. USD LIBOR + 2.50%)	4.19%	05/18/2024		6,468	6,494,091
Columbus McKinnon Corp., Term Loan B-2 (1 mo. USD LIBOR + 2.50%)	4.12%	01/31/2024		880	884,635
Crosby US Acquisition Corp., First Lien Term Loan (3 mo. USD LIBOR + 3.00%)	4.90%	11/23/2020		4,610	4,540,063
DXP Enterprises, Inc., Term Loan (1 mo. USD LIBOR + 5.50%) (Acquired 08/17/2017; Cost $1,434,745)(d)	7.15%	08/29/2023		1,445	1,463,253
Engineered Machinery Holdings, Inc.,
First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	4.94%	07/19/2024		1,261	1,267,823
Second Lien Delayed Draw Term Loan(e)	0.00%	07/18/2025		16	15,718
Second Lien Delayed Draw Term Loan (3 mo. USD LIBOR + 7.25%)	8.94%	07/18/2025		82	82,520
Second Lien Term Loan (3 mo. USD LIBOR + 7.25%)	8.94%	07/18/2025		817	825,196
Filtration Group Corp., First Lien Term Loan (3 mo. USD LIBOR + 3.00%)	4.98%	11/23/2020		5,412	5,473,915
Gardner Denver, Inc., Term Loan B-1 (3 mo. USD LIBOR + 2.75%)	4.44%	07/30/2024		5,060	5,083,092
Generac Power Systems, Inc., Term Loan (3 mo. USD LIBOR + 2.00%)	3.69%	05/31/2023		2,282	2,292,023
LSFX Flavum Bidco (Spain), Term Loan B (3 mo. EURIBOR + 4.50%)	4.50%	10/03/2024	EUR	938	1,134,032
Milacron LLC, Term Loan B (1 mo. USD LIBOR + 2.50%)	4.40%	09/25/2023		7,364	7,394,619
MX Holdings US, Inc., Term Loan B-1-B (1 mo. USD LIBOR + 2.50%)	4.15%	08/14/2023		2,772	2,785,478
New VAC US LLC, Term Loan B(f)	—	02/26/2025		1,216	1,216,195
North American Lifting Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	6.19%	11/27/2020		3,433	3,248,046
Pro Mach Group, Inc., Term Loan B(f)	—	03/07/2025		3,508	3,525,094
Rexnord LLC/ RBS Global, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	3.85%	08/21/2024		2,974	2,996,795
Robertshaw US Holding Corp.,
First Lien Term Loan(f)	—	02/28/2025		2,499	2,525,232
Second Lien Term Loan(f)	—	02/28/2026		1,100	1,097,404
Tank Holding Corp., Term Loan (3 mo. USD LIBOR + 4.25%)	5.93%	03/16/2022		1,082	1,084,762
Terex Corp., Term Loan (1 mo. USD LIBOR + 2.00%)	3.65%	01/31/2024		1,365	1,370,845
Vantiv, LLC,
Incremental Term Loan B (1 mo. USD LIBOR + 2.00%)	3.59%	08/07/2024		6,992	7,043,479
Term Loan B-3 (1 mo. USD LIBOR + 2.00%)	3.59%	10/14/2023		290	292,298
					71,864,865

Insurance–0.88%
Alliant Holdings I, L.P., Term Loan (1 mo. USD LIBOR + 3.25%)	4.90%	08/12/2022		665	669,158
AmWINS Group, LLC,
First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	4.38%	01/25/2024		5,002	5,036,805
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	8.40%	01/25/2025		374	378,234
Hub International Ltd., Term Loan (3 mo. USD LIBOR + 3.00%)	4.84%	10/02/2020		3,911	3,932,039
Sedgwick Claims Management Services, Inc., First Lien Term Loan(f)	—	03/01/2021		4,353	4,358,468
USI Inc., Term Loan (3 mo. USD LIBOR + 3.00%)	4.69%	05/16/2024		8,377	8,380,269
					22,754,973

Leisure Goods, Activities & Movies–3.50%
Alpha Topco Ltd. (United Kingdom), Term Loan B (1 mo. USD LIBOR + 2.50%)	4.15%	02/01/2024		17,939	17,924,710
AMC Entertainment Inc.,
Incremental Term Loan (1 mo. USD LIBOR + 2.25%)	3.84%	12/15/2023		5,269	5,289,834
Term Loan (1 mo. USD LIBOR + 2.25%)	3.84%	12/15/2022		2,681	2,692,543
Ancestry.com Operations Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	4.90%	10/19/2023		2,317	2,333,035
Bright Horizons Family Solutions, Inc., Term Loan B (1 mo. USD LIBOR + 2.00%)	3.65%	11/07/2023		4,403	4,438,361
Crown Finance US, Inc., Term Loan B(f)	—	02/07/2025		15,416	15,417,550
CWGS Group, LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	4.58%	11/23/2023		6,852	6,924,350
Cyan Blue Holdco 3 Ltd. (Jersey), Term Loan B-2 (3 mo. USD LIBOR + 3.25%)	4.94%	08/23/2024		2,988	3,000,088

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Leisure Goods, Activities & Movies–(continued)
Dorna Sports, S.L. (Spain), Term Loan B-2 (6 mo. USD LIBOR + 3.50%)	5.09%	04/12/2024		$2,475	$2,467,864
Equinox Holdings, Inc.,
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	8.65%	09/06/2024		362	374,083
Term Loan B-1 (1 mo. USD LIBOR + 3.00%)	4.65%	03/08/2024		3,481	3,513,942
Fitness International, LLC, Term Loan B (3 mo. USD LIBOR + 3.50%)	5.19%	07/01/2020		4,340	4,392,920
Lakeland Tours, LLC,
Delayed Draw Term Loan(e)	0.00%	12/16/2024		153	152,785
Term Loan (3 mo. USD LIBOR + 4.00%)	5.59%	12/16/2024		1,831	1,855,240
Live Nation Entertainment, Inc., Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	3.94%	10/31/2023		456	460,308
MTL Publishing LLC, Term Loan B-6 (3 mo. USD LIBOR + 2.25%)	3.98%	08/20/2023		4,370	4,389,415
Orbiter International S.a.r.l. (Luxembourg), Term Loan B-2 (3 mo. CHF LIBOR + 4.25%)	4.25%	07/11/2024	CHF	1,039	1,107,263
Sabre GLBL Inc., Incremental Term Loan B-1 (1 mo. USD LIBOR + 2.25%)	3.90%	02/22/2024		201	202,252
Shutterfly, Inc.,
Incremental Term Loan(f)	—	08/17/2024		3,080	3,101,236
Term Loan B (1 mo. USD LIBOR + 2.50%)	4.10%	08/17/2024		1,298	1,300,047
UFC Holdings, LLC,
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	4.90%	08/18/2023		7,852	7,903,067
Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)	9.15%	08/18/2024		1,227	1,255,161
					90,496,054

Lodging & Casinos–4.39%
B&B Hotels S.A.S. (France), Term Loan B (3 mo. EURIBOR + 3.25%)	3.25%	03/14/2023	EUR	3,071	3,769,008
Belmond Interfin Ltd. (Bermuda), Term Loan (1 mo. USD LIBOR + 2.75%)	4.40%	07/03/2024		3,926	3,945,933
Boyd Gaming Corp., Term Loan B (1 wk. USD LIBOR + 2.50%)	3.97%	09/15/2023		1,075	1,082,291
Caesars Entertainment Operating Co., LLC, Term Loan B (1 mo. USD LIBOR + 2.50%)	4.15%	04/04/2024		654	659,442
Caesars Resort Collection, LLC, Term Loan B (1 mo. USD LIBOR + 2.75%)	4.40%	12/23/2024		22,406	22,582,784
CityCenter Holdings, LLC, Term Loan B (1 mo. USD LIBOR + 2.50%)	4.15%	04/18/2024		2,111	2,123,127
Four Seasons Hotels Ltd. (Canada), Term Loan (1 mo. USD LIBOR + 2.50%)	4.15%	11/30/2023		5,090	5,133,308
Golden Nugget, Inc.,
First Lien Incremental Term Loan (1 mo. USD LIBOR + 3.25%)	4.90%	10/04/2023		14	14,308
First Lien Incremental Term Loan (2 mo. USD LIBOR + 3.25%)	5.04%	10/04/2023		3,164	3,192,655
First Lien Incremental Term Loan (3 mo. USD LIBOR + 3.25%)	4.90%	10/04/2023		2,418	2,440,565
Hilton Worldwide Finance, LLC, Term Loan B-2 (1 mo. USD LIBOR + 2.00%)	3.62%	10/25/2023		5,070	5,105,155
La Quinta Intermediate Holdings LLC, Term Loan (3 mo. USD LIBOR + 2.75%)	4.47%	04/14/2021		11,708	11,777,415
RHP Hotel Properties, L.P., Term Loan B (3 mo. USD LIBOR + 2.25%)	4.07%	05/11/2024		596	600,506
Scientific Games International, Inc.,
Multicurrency Revolver Loan (Acquired 04/29/2016-10/04/2017; Cost $1,971,512)(d)(e)	0.00%	10/18/2018		4,950	4,913,364
Multicurrency Revolver Loan (1 mo. USD LIBOR + 3.00%) (Acquired 04/29/2016-10/04/2017; Cost $4,784,749)(d)	4.57%	10/18/2018		2,040	2,024,506
Revolver Loan (Acquired 10/04/2017; Cost $2,857,871)(d)(e)	0.00%	10/18/2018		2,879	2,857,461
Term Loan B-5 (2 mo. USD LIBOR + 2.75%)	4.45%	08/14/2024		17,678	17,779,704
Station Casinos LLC, Term Loan B (1 mo. USD LIBOR + 2.50%)	4.15%	06/08/2023		7,915	7,941,311
Twin River Management Group, Inc., Term Loan (3 mo. USD LIBOR + 3.50%)	5.19%	07/10/2020		6,037	6,112,615
VICI Properties 1 LLC, Term Loan B (1 mo. USD LIBOR + 2.00%)	3.60%	12/20/2024		9,296	9,352,926
					113,408,384

Nonferrous Metals & Minerals–0.21%
American Rock Salt Co. LLC,
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	5.40%	05/20/2021		340	340,589
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	5.40%	05/20/2021		2,497	2,502,613

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Nonferrous Metals & Minerals–(continued)
Dynacast International LLC,
First Lien Term Loan B-2 (3 mo. USD LIBOR + 3.25%)	4.94%	01/28/2022	$2,467	$2,491,764
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%) (Acquired 01/30/2015; Cost $25,028)(d)	10.19%	01/30/2023	25	25,484
				5,360,450

Oil & Gas–4.98%
Ascent Resources – Marcellus, LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.25%)(h)	0.00%	08/04/2020	5,196	3,044,919
BCP Raptor, LLC, Term Loan (2 mo. USD LIBOR + 4.25%)	6.04%	06/24/2024	4,111	4,147,392
BCP Renaissance Parent LLC, Term Loan (3 mo. USD LIBOR + 4.00%)	5.77%	10/31/2024	7,002	7,071,485
Bronco Midstream Funding, LLC, Term Loan (3 mo. USD LIBOR + 4.00%)	5.87%	08/17/2020	4,723	4,783,150
California Resources Corp.,
Term Loan (1 mo. USD LIBOR + 10.38%)	11.97%	12/31/2021	1,681	1,908,169
Term Loan (1 mo. USD LIBOR + 4.75%)	6.34%	12/31/2022	4,695	4,771,634
Citgo Petroleum Corp., Term Loan B (3 mo. USD LIBOR + 3.50%)	5.19%	07/29/2021	3,786	3,778,370
Crestwood Holdings LLC,
Term Loan(f)	—	03/05/2023	5,638	5,525,702
Term Loan B-1 (1 mo. USD LIBOR + 8.00%)	9.59%	06/19/2019	5,321	5,334,590
Fieldwood Energy LLC,
Second Lien Term Loan(h)(i)	0.00%	09/30/2020	3,886	796,658
Term Loan (3 mo. USD LIBOR + 2.88%)(i)	4.57%	10/01/2018	366	366,174
Term Loan (3 mo. USD LIBOR + 7.00%)(i)	8.69%	08/31/2020	9,453	9,431,456
Floatel International Ltd., Term Loan (3 mo. USD LIBOR + 5.00%)	6.69%	06/27/2020	7,425	6,181,483
Glass Mountain Pipeline Holdings, LLC, Term Loan (3 mo. USD LIBOR + 4.50%)	6.16%	12/23/2024	2,894	2,906,368
Gulf Finance, LLC, Term Loan B (3 mo. USD LIBOR + 5.25%)	6.95%	08/25/2023	8,825	8,105,186
HGIM Corp., Term Loan B (Prime Rate + 3.50%)	8.00%	06/18/2020	9,362	3,932,133
Lucid Energy Group II Borrower, LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	4.59%	02/17/2025	2,647	2,654,954
Medallion Midland Acquisition, LLC, Term Loan (1 mo. USD LIBOR + 3.25%)(d)	4.90%	10/30/2024	2,307	2,316,028
Navitas Midstream Midland Basin, LLC, Term Loan (1 mo. USD LIBOR + 4.50%)(d)	6.09%	12/13/2024	3,331	3,334,982
Ocean Rig 1 Inc., Term Loan	8.00%	09/20/2024	1,523	1,585,884
Osum Production Corp. (Canada), Term Loan (3 mo. USD LIBOR + 5.50%)	7.19%	07/31/2020	4,686	3,982,878
Pacific Drilling S.A. (Luxembourg), Term Loan(h)(i)	0.00%	06/03/2018	2,474	1,002,545
Paragon Offshore Finance Co.,(Cayman Islands)
PIK Term Loan, 6.73% PIK Rate, 1.00% Cash Rate(g)(i)	6.73%	07/18/2022	161	138,146
Term Loan (Prime Rate + 1.75%) (Acquired 07/18/2014; Cost $21,611)(d)(h)(i)	0.00%	07/16/2021	21	0
Petroleum GEO-Services ASA, Term Loan (3 mo. USD LIBOR + 2.50%)	4.19%	03/19/2021	10,310	9,569,818
Seadrill Operating L.P., Term Loan (3 mo. USD LIBOR + 6.00%)	4.69%	02/21/2021	20,026	17,412,921
Southcross Energy Partners, L.P., Term Loan (3 mo. USD LIBOR + 4.25%)	5.94%	08/04/2021	1,832	1,815,498
Traverse Midstream Partners LLC, Term Loan (6 mo. USD LIBOR + 4.00%)	5.85%	09/27/2024	4,245	4,282,303
Veresen Midstream US LLC, Term Loan B-3 (3 mo. USD LIBOR + 3.00%)	4.69%	03/31/2022	2,668	2,687,865
Weatherford International Ltd. (Bermuda), Term Loan (1 mo. USD LIBOR + 2.30%)	3.95%	07/13/2020	5,773	5,729,739
				128,598,430

Publishing–1.41%
Ascend Learning, LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	4.65%	07/12/2024	2,875	2,889,958
Merrill Communications LLC, Term Loan (3 mo. USD LIBOR + 5.25%)	7.02%	06/01/2022	73	73,177
Nielsen Finance LLC, Term Loan B-4 (1 mo. USD LIBOR + 2.00%)	3.58%	10/04/2023	16,435	16,501,492
ProQuest LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	5.40%	10/24/2021	3,128	3,174,740
Southern Graphics, Inc., Term Loan (1 mo. USD LIBOR + 3.50%)	5.15%	12/31/2022	3,404	3,441,166
Tribune Media Co., Term Loan C (1 mo. USD LIBOR + 3.00%)	4.65%	01/27/2024	10,454	10,478,195
				36,558,728

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Radio & Television–2.77%
E.W. Scripps Co., Term Loan (1 mo. USD LIBOR + 2.25%)	3.90%	10/02/2024		$1,240	$1,246,583
Gray Television, Inc., Term Loan B-2 (1 mo. USD LIBOR + 2.25%)	3.83%	02/07/2024		615	619,021
iHeartCommunications, Inc.,
Term Loan D (3 mo. USD LIBOR + 6.75%)	8.44%	01/30/2019		14,078	11,241,105
Term Loan E (3 mo. USD LIBOR + 7.50%)	9.19%	07/30/2019		29,570	23,617,295
Mission Broadcasting, Inc., Term Loan B-2(f)	—	01/17/2024		—	393
Nexstar Broadcasting, Inc., Term Loan B-2(f)	—	01/17/2024		3	3,057
Raycom TV Broadcasting, LLC, Term Loan B-1 (1 mo. USD LIBOR + 2.25%)	3.87%	08/23/2024		3,581	3,593,166
Sinclair Television Group, Inc.,
Term Loan B(f)	—	12/12/2024		23,050	23,127,988
Term Loan B (1 mo. USD LIBOR + 2.25%)	3.90%	01/03/2024		8,095	8,114,839
					71,563,447

Retailers (except Food & Drug)–1.99%
Bass Pro Group, LLC, Term Loan (1 mo. USD LIBOR + 5.00%)	6.65%	09/25/2024		7,914	7,903,937
BJ’s Wholesale Club, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	5.08%	02/03/2024		1,544	1,543,563
CDW LLC, Term Loan (3 mo. USD LIBOR + 2.00%)	3.70%	08/17/2023		2,227	2,238,252
CVS Holdings I, LP,
First Lien Term Loan (3 mo. USD LIBOR + 3.00%)	4.79%	02/06/2025		1,553	1,550,584
Second Lien Term Loan (3 mo. USD LIBOR + 6.75%)	8.54%	02/06/2026		508	509,211
David’s Bridal, Inc., Term Loan (3 mo. USD LIBOR + 4.00%)	5.70%	10/11/2019		2,370	2,029,908
Fullbeauty Brands Holdings Corp., Term Loan (1 mo. USD LIBOR + 4.75%)	6.40%	10/14/2022		5,472	3,208,741
J. Crew Group, Inc.,
Term Loan (1 mo. USD LIBOR + 3.22%)	4.84%	03/05/2021		277	193,822
Term Loan (3 mo. USD LIBOR + 3.22%)	4.91%	03/05/2021		419	293,417
Lands’ End, Inc., Term Loan B (1 mo. USD LIBOR + 3.25%)	4.82%	04/02/2021		5,231	4,845,369
Moran Foods LLC, Term Loan (1 mo. USD LIBOR + 6.00%)	7.65%	12/05/2023		3,356	2,995,471
National Vision, Inc.,
Revolver Loan(d)(e)	0.00%	03/13/2019		3,004	2,763,997
Term Loan (1 mo. USD LIBOR + 2.75%)	4.40%	11/20/2024		1,306	1,314,291
Payless Inc.,
Term Loan A-1 (3 mo. USD LIBOR + 8.00%)	9.54%	02/10/2022		1,546	1,536,144
Term Loan A-2 (3 mo. USD LIBOR + 9.00%)	10.54%	08/10/2022		2,903	2,694,774
Petco Animal Supplies, Inc., Term Loan (3 mo. USD LIBOR + 3.00%)	4.77%	01/26/2023		5,291	3,703,872
Savers Inc., Term Loan (3 mo. USD LIBOR + 3.75%)	5.49%	07/09/2019		4,974	4,776,361
Staples, Inc., Term Loan (3 mo. USD LIBOR + 4.00%)	5.79%	09/12/2024		5,661	5,632,468
Toys ’R’ Us-Delaware, Inc.,
Term Loan B-2 (Prime Rate + 2.75%)(i)	7.25%	05/25/2018		89	28,639
Term Loan B-3 (Prime Rate + 2.75%)(i)	7.25%	05/25/2018		25	8,216
Vivarte (France), PIK Term Loan, 7.00% PIK Rate, 4.00% Cash Rate(g)	7.00%	10/29/2019	EUR	1,593	1,797,196
					51,568,233

Steel–0.18%
Atkore International, Inc., First Lien Incremental Term Loan (3 mo. USD LIBOR + 2.75%)	4.45%	12/22/2023		2,867	2,888,664
Phoenix Services International, LLC, Term Loan B(f)	—	01/30/2025		1,859	1,881,512
					4,770,176

Surface Transport–1.22%
Agro Merchants North American Holdings, Inc, First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	5.40%	12/06/2024		1,450	1,465,986
Commercial Barge Line Co., First Lien Term Loan(f)	—	11/12/2020		925	551,104
Kenan Advantage Group, Inc.,
Term Loan (1 mo. USD LIBOR + 3.00%)	4.65%	07/29/2022		1,923	1,933,037
Term Loan (1 mo. USD LIBOR + 3.00%)	4.65%	07/29/2022		7,268	7,304,247

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Surface Transport–(continued)
Odyssey Logistics & Technology Corp., Term Loan (1 mo. USD LIBOR + 4.25%) (Acquired 10/06/2017; Cost $1,827,193)	5.90%	10/12/2024	$1,836	$1,861,506
PODS LLC, Term Loan B-3 (1 mo. USD LIBOR + 3.00%)	4.58%	12/06/2024	7,563	7,624,782
U.S. Shipping Corp., Term Loan B-2 (1 mo. USD LIBOR + 4.25%)	5.90%	06/26/2021	3,264	2,949,821
XPO Logistics, Inc., Term Loan B (3 mo. USD LIBOR + 2.00%)	3.92%	02/23/2025	7,833	7,861,279
				31,551,762

Telecommunications–6.61%
CenturyLink, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	4.40%	01/31/2025	20,906	20,578,883
Colorado Buyer Inc., Term Loan (3 mo. USD LIBOR + 3.00%)	4.78%	05/01/2024	3,639	3,663,199
Communications Sales & Leasing, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)	4.65%	10/24/2022	12,335	11,887,518
Consolidated Communications, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	4.65%	10/05/2023	15,126	14,912,858
Frontier Communications Corp.,
Term Loan (1 mo. USD LIBOR + 2.75%)	4.40%	03/31/2021	5,216	5,177,140
Term Loan A(d)(f)	—	10/12/2021	587	577,868
Term Loan B-1 (1 mo. USD LIBOR + 3.75%)	5.40%	06/15/2024	1,823	1,800,552
GTT Communications, Inc., Term Loan B (1 mo. USD LIBOR + 3.25%)	4.94%	01/09/2024	4,127	4,161,156
Hargray Communications Group, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	4.65%	05/16/2024	1,038	1,041,775
Intelsat Jackson Holdings S.A.,
Term Loan B-3 (3 mo. USD LIBOR + 3.75%)	5.71%	11/30/2023	196	194,923
Term Loan B-5	6.63%	01/02/2024	5,659	5,694,717
Level 3 Financing, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	3.85%	02/22/2024	14,582	14,625,557
MTN Infrastructure TopCo, Inc.,
Delayed Draw Term Loan(f)	—	11/17/2024	1,953	1,967,610
Term Loan (1 mo. USD LIBOR + 3.25%)	4.90%	11/17/2024	2,817	2,844,871
Radiate Holdco, LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	4.65%	02/01/2024	6,798	6,795,641
SBA Senior Finance II LLC,
Incremental Term Loan B-1-A (1 mo. USD LIBOR + 2.25%)	3.90%	03/24/2021	579	582,427
Incremental Term Loan B-2 (1 mo. USD LIBOR + 2.25%)	3.90%	06/10/2022	3,779	3,799,681
Sprint Communications Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	4.19%	02/02/2024	16,864	16,898,632
Syniverse Holdings, Inc., Term Loan C(f)	—	02/09/2023	8,331	8,411,568
Telesat LLC, Term Loan B-4 (3 mo. USD LIBOR + 3.00%)	4.70%	11/17/2023	15,912	16,030,867
U.S. Telepacific Corp., Term Loan (3 mo. USD LIBOR + 5.00%)	6.69%	05/02/2023	6,862	6,662,958
Windstream Services, LLC,
Term Loan B-6 (1 mo. USD LIBOR + 4.00%)	5.59%	03/29/2021	11,900	11,305,415
Term Loan B-7 (1 mo. USD LIBOR + 3.25%)	4.84%	02/17/2024	2,637	2,350,484
Zayo Group, LLC,
Incremental Term Loan B-1 (1 mo. USD LIBOR + 2.00%)	3.65%	01/19/2021	1,773	1,781,529
Term Loan B-2 (1 mo. USD LIBOR + 2.25%)(f)	—	01/19/2024	7,083	7,123,864
				170,871,693

Utilities–7.65%
AES Corp., (The), Term Loan (3 mo. USD LIBOR + 2.00%)	3.94%	05/24/2022	982	984,311
APLP Holdings L.P. (Canada), Term Loan (1 mo. USD LIBOR + 3.50%)	5.15%	04/13/2023	5,081	5,144,708
Aria Energy Operating LLC, Term Loan (1 mo. USD LIBOR + 4.50%)(d)	6.15%	05/27/2022	1,297	1,311,407
Calpine Construction Finance Co., L.P., Term Loan (1 mo. USD LIBOR + 2.50%)	4.15%	01/15/2025	10,662	10,699,306
Calpine Corp.,
Term Loan (3 mo. USD LIBOR + 2.50%)	4.20%	01/15/2023	8,158	8,205,298
Term Loan (3 mo. USD LIBOR + 2.50%)	4.20%	05/31/2023	4,437	4,458,407
Term Loan (3 mo. USD LIBOR + 2.50%)	4.20%	01/15/2024	9,445	9,478,942
Compass Power Generation, Term Loan (3 mo. USD LIBOR + 3.75%)	5.39%	12/20/2024	4,256	4,301,124
Dynegy Inc., Term Loan C-2 (1 mo. USD LIBOR + 2.75%)	4.35%	02/07/2024	17,651	17,780,312
Eastern Power, LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	5.40%	10/02/2023	7,525	7,630,571

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Utilities–(continued)
Energy Future Intermediate Holding Co. LLC, DIP Term Loan (1 wk. USD LIBOR + 3.00%)	4.47%	06/30/2018		$15,292	$15,309,229
ExGen Renewables IV, LLC, Term Loan (3 mo. USD LIBOR + 3.00%)	4.99%	11/28/2024		2,886	2,920,741
Granite Acquisition Inc.,
First Lien Term Loan B (3 mo. USD LIBOR + 3.50%)	5.19%	12/17/2021		5,542	5,620,664
First Lien Term Loan C (3 mo. USD LIBOR + 3.50%)	5.19%	12/17/2021		926	939,121
Granite Acquisition, Inc., Second Lien Term Loan B (3 mo. USD LIBOR + 7.25%)	8.94%	12/19/2022		1,019	1,033,672
Lightstone Holdco LLC,
Term Loan B (1 mo. USD LIBOR + 3.75%)	5.40%	01/30/2024		9,015	9,084,989
Term Loan C (1 mo. USD LIBOR + 3.75%)	5.40%	01/30/2024		572	576,870
Nautilus Power, LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	5.90%	05/16/2024		3,728	3,787,228
NRG Energy Inc.,
Revolver Loan A(d)(e)	0.00%	07/01/2018		41,372	41,262,726
Term Loan (3 mo. USD LIBOR + 2.25%)	3.94%	06/30/2023		12,636	12,706,364
Pike Corp., Term Loan (1 mo. USD LIBOR + 3.50%)	5.15%	09/20/2024		1,700	1,719,323
PowerTeam Services, LLC, First Lien Term Loan(f)	—	03/05/2025		2,566	2,559,131
Southeast PowerGen LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	5.15%	12/02/2021		1,087	1,055,171
TerraForm Power Operating, LLC, Term Loan (1 mo. USD LIBOR + 2.75%)	4.33%	11/08/2022		825	831,891
USIC Holding, Inc., Term Loan B (3 mo. USD LIBOR + 3.50%)	5.00%	12/08/2023		5,953	6,003,067
Vistra Operations Co. LLC,
Term Loan (1 mo. USD LIBOR + 2.50%)	4.15%	08/04/2023		18,245	18,367,521
Term Loan C (1 mo. USD LIBOR + 2.50%)	4.15%	08/04/2023		3,233	3,254,921
Vistra Operations Co. LLC, Incremental Term Loan (1 mo. USD LIBOR + 2.25%)	3.85%	12/14/2023		769	773,715
					197,800,730
Total Variable Rate Senior Loan Interests					2,465,623,128

Bonds & Notes–4.56%
Air Transport–0.20%
Mesa Airlines, Inc., Class B (Acquired 11/25/2015; Cost $5,538,861)(j)	5.75%	01/15/2024		5,096	5,059,594

Automotive–0.22%
Federal-Mogul Holdings Corp.(j)	5.00%	07/15/2024	EUR	538	637,575
Federal-Mogul Holdings Corp. (3 mo. EURIBOR + 4.88%)(j)(k)	4.88%	04/15/2024	EUR	2,000	2,460,130
Schaeffler AG (Germany)(j)	4.13%	09/15/2021		640	640,000
Schaeffler AG (Germany)(j)	4.75%	09/15/2026		1,965	1,901,138
					5,638,843

Building & Development–0.03%
Haya Finance 2017 S.A. (Spain)(j)	5.25%	11/15/2022	EUR	344	417,812
Haya Finance 2017 S.A. (Spain) (3 mo. EURIBOR + 5.13%)(j)(k)	5.13%	11/15/2022	EUR	291	353,245
					771,057

Business Equipment & Services–0.24%
Dream Secured Bondco AB (Sweden)(j)	5.75%	12/01/2023	EUR	2,714	3,319,507
ICBPI (United Kingdom) (6 mo. EURIBOR + 8.00%)(j)(k)	8.00%	05/30/2021	EUR	2,250	2,778,490
					6,097,997

Cable & Satellite Television–1.09%
Altice Financing S.A. (Luxembourg)(j)	4.75%	01/15/2028	EUR	927	1,023,454
Altice Financing S.A.,(Luxembourg)
Sr. Sec. Gtd. First Lien Bonds(j)	7.50%	05/15/2026		10,469	10,573,690
Sr. Sec. Gtd. First Lien Notes(j)	6.63%	02/15/2023		851	852,064
Altice US Finance I Corp.(j)	5.50%	05/15/2026		10,933	10,851,003

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Cable & Satellite Television–(continued)
Numericable-SFR S.A.,(France)
Sr. Sec. Gtd. First Lien Notes(j)	7.38%	05/01/2026		$1,889	$1,830,535
Sr. Sec. Gtd. First Lien Bonds(j)	6.00%	05/15/2022		555	541,125
Telenet Financing USD LLC(j)	3.50%	03/01/2028	EUR	600	720,215
UPC Financing Partnership(j)	3.63%	06/15/2029	EUR	675	806,907
Virgin Media Bristol LLC (United Kingdom)(j)	5.50%	08/15/2026		1,027	1,019,195
					28,218,188

Chemicals & Plastics–0.33%
Avantor Inc.(j)	4.75%	10/01/2024	EUR	1,558	1,894,317
Avantor Inc.(j)	6.00%	10/01/2024		2,731	2,737,827
Hexion Specialty Chemicals, Inc.	6.63%	04/15/2020		3,966	3,708,210
Perstorp Holding AB (Sweden)(j)	10.00%	12/15/2022	EUR	250	316,508
					8,656,862

Containers & Glass Products–0.23%
Ardagh Glass Finance PLC(j)	4.63%	05/15/2023		1,643	1,647,107
Ardagh Glass Finance PLC(j)	4.25%	09/15/2022		1,695	1,692,881
Reynolds Group Holdings Inc.	5.75%	10/15/2020		614	623,631
Reynolds Group Holdings Inc. (3 mo. USD LIBOR + 3.50%)(j)(k)	5.22%	07/15/2021		1,868	1,893,685
					5,857,304

Electronics & Electrical–0.21%
Blackboard Inc.(j)	9.75%	10/15/2021		4,356	3,963,960
Dell International LLC(j)	5.45%	06/15/2023		1,385	1,463,727
					5,427,687

Financial Intermediaries–0.41%
AnaCap Financial Europe S.A. (United Kingdom) (3 mo. EURIBOR + 5.00%)(j)(k)	5.00%	08/01/2024	EUR	500	577,615
Cabot Financial S.A. (Luxembourg)(j)	6.50%	04/01/2021	GBP	1,500	2,098,755
Garfunkelux Holdco 3 S.A. (Luxembourg)(j)	11.00%	11/01/2023	GBP	992	1,427,031
Garfunkelux Holdco 3 S.A. (Luxembourg) (3 mo. EURIBOR + 3.50%)(j)(k)	3.50%	09/01/2023	EUR	1,320	1,503,655
Nassa Midco AS (Sweden)(j)	2.88%	04/06/2024	EUR	3,046	3,762,464
Nemean Bondco PLC (United Kingdom) (3 mo. GBP LIBOR + 6.50%)(j)(k)	7.02%	02/01/2023	GBP	973	1,245,045
					10,614,565

Health Care–0.49%
Care UK Health & Social Care PLC (United Kingdom) (3 mo. GBP LIBOR + 5.00%)(j)(k)	5.52%	07/15/2019	GBP	2,954	4,056,603
DJO Finance LLC	10.75%	04/15/2020		5,087	4,654,605
DJO Finance LLC(j)	8.13%	06/15/2021		1,973	1,923,675
IDH Finance PLC (United Kingdom) (3 mo. GBP LIBOR + 6.00%)(j)(k)	6.55%	08/15/2022	GBP	1,500	1,911,781
					12,546,664

Home Furnishings–0.23%
Shop Direct Funding PLC (United Kingdom)(j)	7.75%	11/15/2022	GBP	4,711	6,065,842

Insurance–0.13%
Domestic & General Group Ltd. (United Kingdom) (3 mo. GBP LIBOR + 5.00%)(j)(k)	5.55%	11/15/2019	GBP	2,450	3,383,815

Lodging & Casinos–0.17%
ESH Hospitality, Inc.(j)	5.25%	05/01/2025		1,390	1,390,000
Scientific Games International, Inc.(j)	3.38%	02/15/2026	EUR	595	711,955
Travelodge Hotels Ltd. (United Kingdom) (3 mo. GBP LIBOR + 4.88%)(j)(k)	5.42%	05/15/2023	GBP	1,400	1,928,401
VICI Properties 1 LLC	8.00%	10/15/2023		316	351,924
					4,382,280

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Nonferrous Metals & Minerals–0.16%
TiZir Ltd. (United Kingdom)(j)	9.50%	07/19/2022		$3,787	$4,055,635

Oil & Gas–0.04%
Pacific Drilling S.A. (Luxembourg)(i)(j)	5.38%	06/01/2020		2,798	1,168,165

Radio & Television–0.21%
Clear Channel International B.V.(j)	8.75%	12/15/2020		5,141	5,398,050

Retailers (except Food & Drug)–0.03%
Claire’s Stores Inc.(j)	6.13%	03/15/2020		1,210	810,700

Steel–0.00%
ERP Iron Ore, LLC, 8.00% PIK Rate (Acquired 01/30/2017-03/31/2017; Cost $24,368)(d)(g)(j)(k)	8.00%	12/31/2019		63	50,628

Telecommunications–0.11%
Communications Sales & Leasing, Inc.(j)	6.00%	04/15/2023		1,200	1,164,000
Goodman Networks Inc.	8.00%	05/11/2022		2,535	1,774,424
Windstream Services, LLC	6.38%	08/01/2023		17	10,030
					2,948,454

Utilities–0.03%
Calpine Corp.(j)	5.25%	06/01/2026		678	660,202
Total Bonds & Notes					117,812,532

Structured Products–0.75%
Apidos CLO X,
Series 2012-10A, Class E, (3 mo. USD LIBOR + 6.25%)(j)(k)	8.02%	10/30/2022		918	922,060
Series 2012-10X, Class E, REGS, (3 mo. USD LIBOR + 6.25%)(j)(k)	8.02%	10/30/2022		2,190	2,199,684
Atrium X LLC, Series 2013-10A, Class E (3 mo. USD LIBOR + 4.50%)(j)(k)	6.22%	07/16/2025		600	600,337
Clontarf Park CLO (Ireland), Series 2017-1A, Class D (3 mo. EURIBOR + 5.10%)(j)(k)	5.10%	08/05/2030	EUR	387	476,533
Highbridge Loan Management, Ltd., Series 2015-6A, Class E-1 (3 mo. USD LIBOR + 5.45%)(j)(k)	7.24%	05/05/2027		500	498,321
ING Investment Management CLO IV, Ltd., Series 2007-4A, Class D (3 mo. USD LIBOR + 4.25%)(j)(k)	5.99%	06/14/2022		293	294,256
ING Investment Management CLO, Ltd., Series 2013-3A, Class D (3 mo. USD LIBOR + 4.50%)(j)(k)	6.23%	01/18/2026		2,501	2,455,546
Madison Park Funding XIV, Ltd., Series 2014-14A, Class F (3 mo. USD LIBOR + 5.40%)(j)(k)	7.14%	07/20/2026		1,915	1,873,670
NewStar Berkeley Fund CLO LLC, Series 2016-1A, Class D (3 mo. USD LIBOR + 5.10%)(j)(k)	6.85%	10/25/2028		2,899	2,923,666
OCP Euro CLO,(Ireland)
Series 2017-1, Class E, (3 mo. EURIBOR + 5.35%)(j)(k)	5.35%	06/18/2030		100	124,489
Series 2017-2, Class E, (3 mo. EURIBOR + 5.00%)(j)(k)	5.00%	01/15/2032		437	536,172
Octagon Investment Partners XIX Ltd., Series 2014-1A, Class E (3 mo. USD LIBOR + 4.85%)(j)(k)	6.57%	04/15/2026		2,920	2,878,135
Octagon Investment Partners XVIII Ltd., Series 2013-1A, Class D (3 mo. USD LIBOR + 5.25%)(j)(k)	7.10%	12/16/2024		2,359	2,390,450
Symphony CLO VIII, Ltd., Series 2012-8A, Class ER (3 mo. USD LIBOR + 6.00%)(j)(k)	7.70%	01/09/2023		1,156	1,162,680
Total Structured Products					19,335,999

			Shares

Common Stocks & Other Equity Interests–1.49%(l)
Aerospace & Defense–0.08%
IAP Worldwide Services (Acquired 07/18/2014-08/18/2014; Cost $145,528)(d)(j)(m)				134	2,164,588

Automotive–0.02%
Dayco Products, LLC(j)(m)				3,266	96,347
Dayco Products, LLC(j)(m)				3,261	96,200

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Invesco Floating Rate Fund

	Shares	Value
Automotive–(continued)
Transtar Holding Co., Class A(d)(j)(m)	3,149,478	$214,164
		406,711

Building & Development–0.00%
Lake at Las Vegas Joint Venture, LLC, Class A (Acquired 04/28/2010-07/15/2010; Cost $664,569)(d)(j)(m)	518	0
Lake at Las Vegas Joint Venture, LLC, Class B (Acquired 06/30/2010; Cost $3,408,940)(d)(j)(m)	4	0
		0

Building Products–0.06%
Masonite International Corp. (Canada)(m)	27,093	1,654,028

Business Equipment & Services–0.02%
EmployBridge Holding Co.(j)(m)	43,971	392,991

Cable & Satellite Television–0.12%
ION Media Networks, Inc. (Acquired 01/17/2006-12/17/2009; Cost $3,038,036)(d)(m)	4,471	3,017,925

Chemicals & Plastics–0.00%
Lyondell Chemical Co., Class A	218	23,592

Drugs–0.00%
BPA Laboratories, Class A, Wts. expiring 04/29/2024 (Acquired 04/29/2014; Cost $0)(d)(j)(m)	3,490	0
BPA Laboratories, Class B, Wts. expiring 04/29/2024 (Acquired 04/29/2014; Cost $0)(d)(j)(m)	5,595	0
		0

Food Products–0.00%
QCE LLC (Acquired 06/30/2014; Cost $52)(d)(j)(m)	17	0

Forest Products–0.08%
Verso Corp., Class A(m)	113,805	1,996,140
Xerium Technologies, Inc.(m)	1,766	10,278
		2,006,418

Health Care–0.00%
New Millennium Holdco(j)(m)	259,087	25,650

Leisure Goods, Activities & Movies–0.00%
AMF Bowling Centers, Inc. (Acquired 07/01/2013; Cost $7,826)(d)(m)	1,665	87,413

Lodging & Casinos–0.12%
Caesars Entertainment Operating Co., LLC(m)	83,880	1,065,276
Twin River Management Group, Inc.(j)(m)	18,663	2,118,250
		3,183,526

Oil & Gas–0.56%
Ameriforge Group Inc. (Acquired 06/08/2017; Cost $66,943)(j)(m)	1,051	48,346
CJ Holding Co.(m)	47,780	1,146,720
Ocean Rig 1 Inc.(m)	265,985	6,881,032
Paragon Offshore Finance Co. (Cayman Islands)(j)(m)	4,595	187,398
Paragon Offshore Finance Co. (Cayman Islands), Class A(j)(m)	4,595	5,973
Paragon Offshore Finance Co. (Cayman Islands), Class B(j)(m)	2,298	73,249
Samson Investment Co.(j)	261,209	6,203,714
		14,546,432

Publishing–0.06%
F&W Publications, Inc. (Acquired 09/17/2007-11/19/2009; Cost $357,143)(d)(j)(m)	288	173
Merrill Communications LLC, Class A(j)(m)	133,776	1,538,424
Tronc, Inc.(m)	2,262	43,272
		1,581,869

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Invesco Floating Rate Fund

	Shares	Value
Retailers (except Food & Drug)–0.03%
Payless Inc.(j)(m)	146,073	$803,401

Surface Transport–0.00%
U.S. Shipping Corp. (Acquired 09/28/2007-09/30/2009; Cost $0)(d)(j)(m)	6,189	62
U.S. Shipping Corp. (Acquired 09/28/2007-09/30/2009; Cost $87,805)(d)(j)(m)	87,805	74,634
		74,696

Telecommunications–0.02%
Consolidated Communications, Inc.	32,797	379,133
Goodman Networks Inc. (Acquired 05/31/2017; Cost $1,897)(d)(m)	159,473	0
		379,133

Utilities–0.32%
Bicent Power, LLC, Series A, Wts. expiring 08/21/2022 (Acquired 08/21/2012; Cost $0)(j)(m)	101	0
Bicent Power, LLC, Series B, Wts. expiring 08/21/2022 (Acquired 08/21/2012; Cost $0)(j)(m)	164	0
Vistra Operations Co. LLC (Acquired 10/03/2016; Cost $316,284)(j)(m)	672,945	195,154
Vistra Operations Co. LLC(m)	410,978	7,788,033
Vistra Operations Co. LLC , Rts. expiring 12/31/2046(j)(m)	410,978	294,671
		8,277,858
Total Common Stocks & Other Equity Interests		38,626,231

Preferred Stock–0.01%
Telecommunications–0.01%
Goodman Networks Inc. (Acquired 05/31/2017; Cost $1,897)(j)(m)	189,735	284,602

Money Market Funds–1.70%
Invesco Government & Agency Portfolio,–Institutional Class, 1.30%(n)	9,191,024	9,191,024
Invesco Liquid Assets Portfolio,–Institutional Class, 1.55%(n)	9,639,159	9,640,122
Invesco Treasury Portfolio,–Institutional Class, 1.29%(n)	25,166,255	25,166,255
		43,997,401
TOTAL INVESTMENTS–103.91% (Cost $2,723,433,812)		2,685,679,893
OTHER ASSETS LESS LIABILITIES–(3.91)%		(101,017,224)
NET ASSETS–100.00%		$2,584,662,669

Investment Abbreviations:

CHF	– Swiss Franc
CLO	– Collateralized Loan Obligation
DIP	– Debtor-in-Possession
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
PIK	– Pay-in-Kind
REGS	– Regulation S
USD	– U.S. Dollar
Wts.	– Warrants

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Invesco Floating Rate Fund

Notes to Schedule of Investments:

(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(c)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the "1933 Act"), and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate ("LIBOR"), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(e)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 8.
(f)	This variable rate interest will settle after February 28, 2018 , at which time the interest rate will be determined.
(g)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(h)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at February 28, 2018 was $5,008,360, which represented less than 1% of the Fund’s Net Assets.
(i)	The borrower has filed for protection in federal bankruptcy court.
(j)	Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2018 was $140,843,698, which represented 5.45% of the Fund’s Net Assets.
(k)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2018.
(l)	Acquired through the restructuring of senior loans.
(m)	Non-income producing security.
(n)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of February 28, 2018.

Portfolio Composition†*

By credit quality rating based on total investments

as of February 28, 2018

BBB	0.1%
BBB-	6.5
BB+	9.6
BB	11.5
BB-	18.1
B+	17.4
B	19.6
B-	5.9
CCC+	3.1
CCC	1.3
CCC-	0.3
CC	1.4
D	0.4
Not-Rated	3.3
Equity	1.5

†	Source: Standard & Poor’s. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Standard and Poor’s rating methodology, please visit standardandpoors.com and select “Understanding Ratings” under Rating Resources on the homepage.
*	Excluding money market holdings.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Invesco Floating Rate Fund

Open Forward Foreign Currency Contracts
Settlement Date		Contract to				Unrealized Appreciation (Depreciation)
	Counterparty	Deliver		Receive
03/15/2018	Citibank, N.A.	SEK	1,110,556	USD	136,989	$2,854
03/15/2018	J.P. Morgan Chase Bank, N.A.	SEK	1,116,683	USD	137,682	2,807
04/16/2018	Barclays Bank PLC	GBP	8,216,450	USD	11,445,104	109,847
04/16/2018	Citibank, N.A.	EUR	27,304,290	USD	33,905,621	479,562
04/16/2018	Citibank, N.A.	SEK	23,226	USD	2,906	94
04/16/2018	Goldman Sachs International	EUR	27,312,483	USD	33,913,609	477,520
04/16/2018	Goldman Sachs International	GBP	8,213,986	USD	11,439,330	107,472
04/16/2018	J.P. Morgan Chase Bank, N.A.	SEK	23,226	USD	2,903	91
04/16/2018	RBC Capital Markets Corp.	CHF	1,114,102	USD	1,199,238	14,805
04/16/2018	RBC Capital Markets Corp.	EUR	27,304,290	USD	33,894,454	468,394
04/16/2018	RBC Capital Markets Corp.	GBP	8,213,986	USD	11,448,119	116,261
Subtotal — Appreciation						1,779,707
03/15/2018	Barclays Bank PLC	GBP	8,987,355	USD	12,176,068	(203,367)
03/15/2018	Barclays Bank PLC	USD	14,180,782	GBP	10,170,056	(172,262)
03/15/2018	Citibank, N.A.	EUR	28,217,490	USD	34,106,762	(350,575)
03/15/2018	Citibank, N.A.	USD	34,424,887	EUR	27,787,844	(492,205)
03/15/2018	Citibank, N.A.	USD	280,126	SEK	2,204,371	(13,878)
03/15/2018	Goldman Sachs International	EUR	28,217,540	USD	34,097,934	(359,465)
03/15/2018	Goldman Sachs International	GBP	8,809,540	USD	11,950,493	(184,015)
03/15/2018	Goldman Sachs International	USD	36,002,265	EUR	29,076,831	(495,556)
03/15/2018	Goldman Sachs International	USD	11,427,540	GBP	8,218,189	(107,575)
03/15/2018	J.P. Morgan Chase Bank, N.A.	USD	2,851	SEK	22,868	(89)
03/15/2018	RBC Capital Markets Corp.	CHF	1,113,417	USD	1,146,416	(33,848)
03/15/2018	RBC Capital Markets Corp.	EUR	28,217,490	USD	34,118,049	(339,288)
03/15/2018	RBC Capital Markets Corp.	GBP	8,809,540	USD	11,951,286	(183,222)
03/15/2018	RBC Capital Markets Corp.	USD	34,413,160	EUR	27,787,844	(480,478)
03/15/2018	RBC Capital Markets Corp.	USD	11,436,498	GBP	8,218,189	(116,533)
03/15/2018	RBC Capital Markets Corp.	USD	1,195,178	CHF	1,113,417	(14,914)
04/16/2018	RBC Capital Markets Corp.	USD	1,486,799	EUR	1,184,657	(36,536)
Subtotal — Depreciation						(3,583,806)
Total Forward Foreign Currency Contracts — Currency Risk						$(1,804,099)

Currency Abbreviations:

CHF	– Swiss Franc
SEK	– Swedish Krona
EUR	– Euro
USD	– U.S. Dollar
GBP	– British Pound Sterling

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Invesco Floating Rate Fund

Statement of Assets and Liabilities

February 28, 2018

(Unaudited)

Assets:
Investments in securities, at value (Cost $2,679,435,682)	$2,641,682,492
Investments in affiliated money market funds, at value (Cost $43,998,130)	43,997,401
Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	1,779,707
Cash	30,614,012
Foreign currencies, at value (Cost $22,968,589)	22,577,998
Receivable for:
Investments sold	87,113,432
Interest and fees	11,927,994
Fund shares sold	8,829,589
Investments matured (Cost $334,144)	74,634
Investment for trustee deferred compensation and retirement plans	184,348
Other assets	162,959
Total assets	2,848,944,566

Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	3,583,806
Payable for:
Investments purchased	184,182,126
Fund shares repurchased	3,447,476
Income distributions	2,090,861
Accrued fees to affiliates	802,409
Accrued trustees’ and officers’ fees and benefits	9,152
Accrued other operating expenses	81,619
Trustee deferred compensation and retirement plans	209,551
Unfunded loan commitments	69,874,897
Total liabilities	264,281,897
Net assets applicable to common shares	$2,584,662,669

Net assets consist of:
Shares of beneficial interest	$2,715,243,052
Undistributed net investment income	1,169,384
Undistributed net realized gain (loss)	(90,955,055)
Net unrealized appreciation (depreciation)	(40,794,712)
$2,584,662,669

Net Assets:
Class A	$598,431,500
Class C	$406,578,852
Class R	$5,839,950
Class Y	$930,566,809
Class R5	$3,026,084
Class R6	$640,219,474

Shares outstanding, no par value with an unlimited number of shares authorized:
Class A	78,752,244
Class C	53,743,671
Class R	767,329
Class Y	122,620,298
Class R5	397,855
Class R6	84,368,925
Class A:
Net asset value per share	$7.60
Maximum offering price per share
(Net asset value of $7.60 ÷ 97.50%)	$7.79
Class C:
Net asset value and offering price per share	$7.57
Class R:
Net asset value and offering price per share	$7.61
Class Y:
Net asset value and offering price per share	$7.59
Class R5:
Net asset value and offering price per share	$7.61
Class R6:
Net asset value and offering price per share	$7.59

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Invesco Floating Rate Fund

Statement of Operations

For the six months ended February 28, 2018

(Unaudited)

Investment income:
Interest	$65,029,657
Dividends	143,628
Dividends from affiliated money market funds	527,652
Other income	720,312
Total investment income	66,421,249

Expenses:
Advisory fees	7,917,567
Administrative services fees	255,642
Custodian fees	167,464
Class A	755,803
Class C	1,575,095
Class R	15,308
Interest, facilities and maintenance fees	633,333
Transfer agent fees — A, C, R & Y	977,825
Transfer agent fees — R5	1,437
Transfer agent fees — R6	3,124
Trustees’ and officers’ fees and benefits	28,032
Registration and filing fees	89,095
Reports to shareholders	37,672
Professional services fees	47,308
Other	38,447
Total expenses	12,543,152
Less: Fees waived and expense offset arrangement(s)	(72,570)
Net expenses	12,470,582
Net investment income	53,950,667

Realized and unrealized gain (loss):
Net realized gain (loss) from:
Investment securities	11,372,419
Foreign currencies	925,053
Forward foreign currency contracts	(6,226,643)
6,070,829
Change in net unrealized appreciation (depreciation) of:
Investment securities	6,964,368
Foreign currencies	(762,963)
Forward foreign currency contracts	2,465,114
8,666,519
Net realized and unrealized gain	14,737,348
Net increase in net assets resulting from operations	$68,688,015

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                         Invesco Floating Rate Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2018 and the year ended August 31, 2017

(Unaudited)

	February 28, 2018	August 31, 2017
Operations:
Net investment income	$53,950,667	$107,207,156
Net realized gain (loss)	6,070,829	(13,496,227)
Change in net unrealized appreciation	8,666,519	57,029,047
Net increase in net assets resulting from operations	68,688,015	150,739,976

Distributions to shareholders from net investment income:
Class A	(12,538,439)	(27,737,345)
Class C	(7,661,873)	(16,826,364)
Class R	(119,297)	(247,214)
Class Y	(20,642,048)	(38,225,858)
Class R5	(63,272)	(98,540)
Class R6	(14,060,086)	(25,504,368)
Total distributions to shareholders from net investment income	(55,085,015)	(108,639,689)

Share transactions–net:
Class A	(35,397,741)	(43,392,863)
Class C	(44,013,128)	(18,228,070)
Class R	(536,163)	45,256
Class Y	(51,400,786)	317,204,901
Class R5	181,749	941,260
Class R6	19,520,178	52,459,670
Net increase (decrease) in net assets resulting from share transactions	(111,645,891)	309,030,154
Net increase (decrease) in net assets	(98,042,891)	351,130,441

Net assets:
Beginning of period	2,682,705,560	2,331,575,119
End of period (includes undistributed net investment income of $1,169,384 and $2,303,732, respectively)	$2,584,662,669	$2,682,705,560

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                         Invesco Floating Rate Fund

Statement of Cash Flows

For the six months ended February 28, 2018

(Unaudited)

Cash provided by operating activities:
Net increase in net assets resulting from operations applicable to common shares	$68,688,015

Adjustments to reconcile net increase in net assets to net cash provided by operating activities:
Purchases of investments	(703,317,516)
Proceeds from sales of investments	711,205,176
Net change in transactions in foreign currency contracts	(2,465,114)
Increase in interest receivables and other assets	(1,159,101)
Amortization of premium and accretion of discount on investment securities	(4,200,313)
Decrease in accrued expenses and other payables	(281,926)
Net realized gain from investment securities	(11,372,419)
Net change in unrealized appreciation on investment securities	(6,964,368)
Net cash provided by operating activities	50,132,434

Cash provided by (used in) financing activities:
Dividends paid to shareholders	(13,328,155)
Proceeds from shares of beneficial interest sold	305,158,186
Disbursements from shares of beneficial interest reacquired	(464,880,247)
Net cash provided by (used in) financing activities	(173,050,216)
Net increase (decrease) in cash and cash equivalents	(122,917,782)
Cash and cash equivalents at beginning of period	220,107,193
Cash and cash equivalents at end of period	$97,189,411

Non-cash financing activities:
Value of shares of beneficial interest issued in reinvestment of dividends paid to shareholders	42,112,175

Supplemental disclosure of cash flow information:
Cash paid during the period for interest, facilities and maintenance fees	$508,333

Notes to Financial Statements

February 28, 2018

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Floating Rate Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of fourteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is total return, comprised of current income and capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible securities) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock

31                         Invesco Floating Rate Fund

Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Facility fees received may be amortized over the life of the loan. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are received in return for changes in the terms of the loan or note.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and

32                         Invesco Floating Rate Fund

unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining the credit agreement.
H.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.	Cash and Cash Equivalents — For the purposes of the Statement of Cash Flows, the Fund defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.
K.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
L.

Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or

33                         Invesco Floating Rate Fund

losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

M.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

N.	Industry Focus — To the extent that the Fund invests a greater amount of its assets in securities of issuers in the banking and financial services industries, the Fund’s performance will depend to a greater extent on the overall condition of those industries. The value of these securities can be sensitive to changes in government regulation, interest rates and economic downturns in the U.S. and abroad.
O.	Bank Loan Risk — Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund seeks to manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
P.	Other Risks — The Fund may invest all or substantially all of its assets in senior secured floating rate loans and senior secured debt securities that are determined to be rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

The Fund invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a corporate loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the corporate loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.

Q.	Leverage Risk — The Fund may utilize leverage to seek to enhance the yield of the Fund by borrowing. There are risks associated with borrowing in an effort to increase the yield and distributions on the shares, including that the costs of the financial leverage may exceed the income from investments made with such leverage, the higher volatility of the net asset value of the shares, and that fluctuations in the interest rates on the borrowing may affect the yield and distributions to the shareholders. There can be no assurance that the Fund’s leverage strategy will be successful.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.65%
Next $4.5 billion	0.60%
Next $5 billion	0.575%
Over $10 billion	0.55%

For the six months ended February 28, 2018, the effective advisory fees incurred by the Fund was 0.61%.

34                         Invesco Floating Rate Fund

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco PowerShares Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2018, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.50%, 2.00%, 1.75%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limit.

Further, the Adviser has contractually agreed, through at least June 30, 2019, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended February 28, 2018, the Adviser waived advisory fees of $69,959.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2018, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

Also, Invesco has entered into service agreements whereby State Street Bank and Trust Company (“SSB”) serves as the custodian, fund accountant and provides certain administrative services to the Fund.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2018, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 0.75% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2018, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2018, IDI advised the Fund that IDI retained $18,656 in front-end sales commissions from the sale of Class A shares and $35,505 and $15,975 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

35                         Invesco Floating Rate Fund

The following is a summary of the tiered valuation input levels, as of February 28, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the six months ended February 28, 2018, there were transfers from Level 3 to Level 2 of $32,090,383, due to third-party vendor quotations utilizing more than one market quote and from Level 2 to Level 3 of $33,966,526, due to third party vendor quotations utilizing single market quotes.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Variable Rate Senior Loan Interests	$—	$2,303,771,012	$161,852,116	$2,465,623,128
Bonds & Notes	—	117,761,904	50,628	117,812,532
Structured Products	—	19,335,999	—	19,335,999
Common Stocks & Other Equity Interests	20,987,504	11,884,614	5,754,113	38,626,231
Preferred Stocks	—	—	284,602	284,602
Money Market Funds	43,997,401	—	—	43,997,401
Investments Matured	—	—	74,634	74,634
Total Investments in Securities	64,984,905	2,452,753,529	168,016,093	2,685,754,527
Other Investments — Assets*
Forward Foreign Currency Contracts	—	1,779,707	—	1,779,707
Other Investments — Liabilities*
Forward Foreign Currency Contracts	—	(3,583,806)	—	(3,583,806)
Total Other Investments	—	(1,804,099)	—	(1,804,099)
Total Investments	$64,984,905	$2,450,949,430	$168,016,093	$2,683,950,428

*	Unrealized appreciation (depreciation).

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the six months ended February 28, 2018:

	Value 08/31/17	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value 02/28/18
Variable Rate Senior Loan Interests	$179,593,580	$25,669,544	$(50,101,928)	$733,692	$273,630	$(34,016)	$33,752,362	$(28,034,748)	$161,852,116
Bonds & Notes	4,117,596	369,026	(679,033)	10,851	10,074	277,749	—	(4,055,635)	50,628
Common Stocks & Other Equity Interests	5,857,364	—	—	—	—	(317,415)	214,164	—	5,754,113
Preferred Stocks	284,602	—	—	—	—	—	—	—	284,602
Investments Matured	76,857	—	—	—	—	(2,223)	—	—	74,634
Total	$189,929,999	$26,038,570	$(50,780,961)	$744,543	$283,704	$(75,905)	$33,966,526	$(32,090,383)	$168,016,093

Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.

NOTE 4—Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

36                         Invesco Floating Rate Fund

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 28, 2018:

Value
Derivative Assets	Currency Risk
Unrealized appreciation on forward foreign currency contracts outstanding	$1,779,707
Derivatives not subject to master netting agreements	—
Total Derivative Assets subject to master netting agreements	$1,779,707

Value
Derivative Liabilities	Currency Risk
Unrealized depreciation on forward foreign currency contracts outstanding	$(3,583,806)
Derivatives not subject to master netting agreements	—
Total Derivative Liabilities subject to master netting agreements	$(3,583,806)

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of February 28, 2018.

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Barclays Bank PLC	$109,847	$(375,629)	$(265,782)	$—	$—	$(265,782)
Citibank, N.A.	482,510	(856,658)	(374,148)	—	—	(374,148)
Goldman Sachs International	584,992	(1,146,611)	(561,619)	—	—	(561,619)
JPMorgan Chase Bank, N.A.	2,898	(89)	2,809	—	—	2,809
RBC Capital Markets Corp.	599,460	(1,204,819)	(605,359)	—	—	(605,359)
Total	$1,779,707	$(3,583,806)	$(1,804,099)	$—	$—	$(1,804,099)

Effect of Derivative Investments for the six months ended February 28, 2018

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Currency Risk
Realized Gain (Loss):
Forward foreign currency contracts	$(6,226,643)
Change in Net Unrealized Appreciation:
Forward foreign currency contracts	2,465,114
Total	$(3,761,529)

The table below summarizes the average notional value of forward foreign currency contracts outstanding during the period.

Forward Foreign Currency Contracts
Average notional value	$404,065,721

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2018, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $2,611.

37                         Invesco Floating Rate Fund

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Borrowings

The Board of Trustees of the Fund approved a revolving line of credit agreement with SSB in which the Fund may borrow up to the lesser of (1) $500,000,000 or (2) the limits set by its prospectus for borrowings. During the six months ended February 28, 2018, the Fund did not draw on the revolving line of credit. This agreement will expire on July 18, 2018.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Unfunded Loan Commitments

As of February 28, 2018, the Fund had unfunded loan commitments, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower	Type	Principal Amount(a)		Value
Allied Universal Holdco LLC	Incremental Delayed Draw Term Loan		$1,173,399	$1,162,399
Brickman Group Ltd. LLC	Revolver Loan		992,343	917,917
Community Health Systems, Inc.	Revolver Loan		1,973,971	1,929,645
EG Finco Ltd.	Term Loan B-3		1,062,962	1,062,962
Engineered Machinery Holdings, Inc.	Second Lien Delayed Draw Term Loan		15,718	15,718
Hearthside Group Holdings, LLC	Revolver Loan		2,701,077	2,692,434
IAP Worldwide Services	Revolver Loan		789,017	789,017
Kpex Holdings, Inc.	Delayed Draw Term Loan		97,277	97,277
Lakeland Tours, LLC	Delayed Draw Term Loan		152,784	152,784
MacDermid, Inc.	First Lien Multicurrency Revolver Loan		1,273,439	1,271,382
MacDermid, Inc.	First Lien Revolver Loan		436,109	435,405
National Vision, Inc.	Revolver Loan		3,004,345	2,763,997
Nidda Healthcare Holding AG	Term Loan B-1	GBP	485,695	673,116
NRG Energy Inc.	Revolver Loan A		41,372,155	41,262,726
Pearl Intermediate Parent LLC	First Lien Delayed Draw Term Loan		212,537	211,253
Prime Security Services Borrower, LLC	Revolver Loan		3,829,058	3,826,665
Scientific Games International, Inc.	Multicurrency Revolver Loan		4,950,493	4,913,364
Scientific Games International, Inc.	Revolver Loan		2,879,054	2,857,461
TGP Holdings III, LLC	First Lien Delayed Draw Term Loan		367,834	367,834
Transtar Holding Co.	Delayed DrawTerm Loan		242,525	241,312
Unilab Diagnostics AB	Revolver Loan	EUR	1,849,988	2,230,229
				$69,874,897

(a)	Principal amounts are denominated in U.S. Dollars unless otherwise noted.

NOTE 9—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

38                         Invesco Floating Rate Fund

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of August 31, 2017 as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$—	$95,743,377	$95,743,377

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 10—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2018 was $827,108,123 and $805,226,980, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$34,874,410
Aggregate unrealized (depreciation) of investments	(72,925,737)
Net unrealized appreciation (depreciation) of investments	$(38,051,327)

Cost of investments for tax purposes is $2,722,001,755.

NOTE 11—Share Information

	Summary of Share Activity
	Six months ended February 28, 2018(a)		Year ended August 31, 2017
	Shares	Amount	Shares	Amount
Sold:
Class A	9,041,678	$68,614,226	36,272,998	$274,197,789
Class C	3,116,683	23,527,024	14,569,784	109,661,810
Class R	77,810	590,606	380,350	2,876,904
Class Y	23,580,994	178,562,739	93,414,196	706,062,216
Class R5	87,163	661,393	157,469	1,193,677
Class R6	4,990,749	37,717,861	12,895,369	97,525,775

Issued as reinvestment of dividends:
Class A	1,201,932	9,112,611	2,632,191	19,909,446
Class C	754,714	5,697,888	1,654,760	12,455,642
Class R	13,397	101,700	28,597	216,579
Class Y	1,738,619	13,163,757	3,319,127	25,090,029
Class R5	7,495	56,890	11,142	84,348
Class R6	1,846,179	13,979,329	3,375,132	25,492,002

Reacquired:
Class A	(14,931,235)	(113,124,578)	(44,554,602)	(337,500,098)
Class C	(9,714,428)	(73,238,040)	(18,651,427)	(140,345,522)
Class R	(161,944)	(1,228,469)	(403,466)	(3,048,227)
Class Y	(32,124,622)	(243,127,282)	(54,792,015)	(413,947,344)
Class R5	(70,798)	(536,534)	(44,654)	(336,765)
Class R6	(4,252,609)	(32,177,012)	(9,369,118)	(70,558,107)
Net increase (decrease) in share activity	(14,798,223)	$(111,645,891)	40,895,833	$309,030,154

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 61% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

39                         Invesco Floating Rate Fund

NOTE 12—Senior Loan Participation Commitments

The Fund invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Fund and the borrower.

At the six months ended February 28, 2018, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Fund on a participation basis.

Selling Participant	Principal Amount	Value
Goldman Sachs Lending Partners LLC	$3,004,345	$2,763,997
Mizuho Bank, Ltd.	41,372,155	41,262,726
Total	$44,376,500	$44,026,723

NOTE 13—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 02/28/18	$7.56	$0.15	$0.05	$0.20	$(0.16)	$7.60	2.62%	$598,432	1.05	%(d)(e)	1.06	%(d)(e)	4.06	%(d)	30%
Year ended 08/31/17	7.42	0.31	0.14	0.45	(0.31)	7.56	6.17	630,740	1.06	(e)	1.07	(e)	4.05		68
Year ended 08/31/16	7.56	0.36	(0.14)	0.22	(0.36)	7.42	3.12	661,442	1.10	(e)	1.11	(e)	4.93		70
Year ended 08/31/15	7.95	0.35	(0.38)	(0.03)	(0.36)	7.56	(0.42)	850,891	1.06	(e)	1.06	(e)	4.51		59
Year ended 08/31/14	7.93	0.32	0.03	0.35	(0.33)	7.95	4.33	1,025,092	1.03	(e)	1.04	(e)	4.01		82
Year ended 08/31/13	7.77	0.35	0.17	0.52	(0.36)	7.93	6.83	957,442	1.08	(e)	1.09	(e)	4.36		97
Class C
Six months ended 02/28/18	7.53	0.13	0.05	0.18	(0.14)	7.57	2.36	406,579	1.55	(d)(e)	1.56	(d)(e)	3.56	(d)	30
Year ended 08/31/17	7.39	0.27	0.14	0.41	(0.27)	7.53	5.65	448,408	1.56	(e)	1.57	(e)	3.55		68
Year ended 08/31/16	7.52	0.32	(0.13)	0.19	(0.32)	7.39	2.74	458,340	1.60	(e)	1.61	(e)	4.43		70
Year ended 08/31/15	7.92	0.31	(0.39)	(0.08)	(0.32)	7.52	(1.07)	570,097	1.56	(e)	1.56	(e)	4.01		59
Year ended 08/31/14	7.90	0.28	0.03	0.31	(0.29)	7.92	3.91	691,152	1.53	(e)	1.54	(e)	3.51		82
Year ended 08/31/13	7.73	0.31	0.18	0.49	(0.32)	7.90	6.45	518,948	1.58	(e)	1.59	(e)	3.86		97
Class R
Six months ended 02/28/18	7.57	0.14	0.05	0.19	(0.15)	7.61	2.49	5,840	1.30	(d)(e)	1.31	(d)(e)	3.81	(d)	30
Year ended 08/31/17	7.44	0.29	0.13	0.42	(0.29)	7.57	5.76	6,345	1.31	(e)	1.32	(e)	3.80		68
Year ended 08/31/16	7.57	0.34	(0.13)	0.21	(0.34)	7.44	3.00	6,191	1.35	(e)	1.36	(e)	4.68		70
Year ended 08/31/15	7.97	0.33	(0.39)	(0.06)	(0.34)	7.57	(0.79)	11,969	1.31	(e)	1.31	(e)	4.26		59
Year ended 08/31/14	7.95	0.30	0.03	0.33	(0.31)	7.97	4.18	11,152	1.28	(e)	1.29	(e)	3.76		82
Year ended 08/31/13	7.79	0.33	0.17	0.50	(0.34)	7.95	6.57	3,559	1.33	(e)	1.34	(e)	4.11		97
Class Y
Six months ended 02/28/18	7.55	0.16	0.05	0.21	(0.17)	7.59	2.74	930,567	0.80	(d)(e)	0.81	(d)(e)	4.31	(d)	30
Year ended 08/31/17	7.41	0.32	0.15	0.47	(0.33)	7.55	6.43	977,034	0.81	(e)	0.82	(e)	4.30		68
Year ended 08/31/16	7.54	0.38	(0.13)	0.25	(0.38)	7.41	3.51	648,603	0.85	(e)	0.86	(e)	5.18		70
Year ended 08/31/15	7.94	0.37	(0.39)	(0.02)	(0.38)	7.54	(0.31)	805,611	0.81	(e)	0.81	(e)	4.76		59
Year ended 08/31/14	7.92	0.34	0.03	0.37	(0.35)	7.94	4.69	802,508	0.78	(e)	0.79	(e)	4.26		82
Year ended 08/31/13	7.76	0.37	0.17	0.54	(0.38)	7.92	7.10	550,974	0.83	(e)	0.84	(e)	4.61		97
Class R5
Six months ended 02/28/18	7.57	0.16	0.05	0.21	(0.17)	7.61	2.74	3,026	0.80	(d)(e)	0.81	(d)(e)	4.31	(d)	30
Year ended 08/31/17	7.43	0.32	0.15	0.47	(0.33)	7.57	6.43	2,830	0.82	(e)	0.83	(e)	4.29		68
Year ended 08/31/16	7.56	0.38	(0.13)	0.25	(0.38)	7.43	3.52	1,858	0.84	(e)	0.85	(e)	5.19		70
Year ended 08/31/15	7.96	0.37	(0.39)	(0.02)	(0.38)	7.56	(0.29)	3,466	0.80	(e)	0.80	(e)	4.77		59
Year ended 08/31/14	7.94	0.34	0.03	0.37	(0.35)	7.96	4.72	8,087	0.76	(e)	0.77	(e)	4.28		82
Year ended 08/31/13	7.77	0.37	0.18	0.55	(0.38)	7.94	7.26	9,260	0.81	(e)	0.82	(e)	4.63		97
Class R6
Six months ended 02/28/18	7.55	0.17	0.04	0.21	(0.17)	7.59	2.79	640,219	0.70	(d)(e)	0.71	(d)(e)	4.41	(d)	30
Year ended 08/31/17	7.41	0.33	0.15	0.48	(0.34)	7.55	6.53	617,349	0.72	(e)	0.73	(e)	4.39		68
Year ended 08/31/16	7.56	0.39	(0.16)	0.23	(0.38)	7.41	3.34	555,172	0.75	(e)	0.76	(e)	5.28		70
Year ended 08/31/15	7.95	0.38	(0.38)	0.00	(0.39)	7.56	(0.06)	97,902	0.70	(e)	0.70	(e)	4.87		59
Year ended 08/31/14	7.94	0.35	0.01	0.36	(0.35)	7.95	4.66	83,025	0.69	(e)	0.70	(e)	4.35		82
Year ended 08/31/13(f)	7.84	0.35	0.11	0.46	(0.36)	7.94	6.01	63,032	0.76	(e)(g)	0.77	(e)(g)	4.68	(g)	97

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. Calculation includes the proceeds from principal repayments and sales of variable rate senior loan interests.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $609,653, $423,506, $6,174, $947,162, $2,898 and $630,002 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Ratio includes line of credit expense of 0.05%, 0.05%, 0.05%, 0.03%, 0.02% and 0.02% for the six months ended February 28, 2018 and the years ended August 31, 2017, August 31, 2016, August 31, 2015, August 31, 2014 and August 31, 2013 respectively.
(f)	Commencement date of September 24, 2012.
(g)	Annualized.

40                         Invesco Floating Rate Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2017 through February 28, 2018.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (09/01/17)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/18)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/18)	Expenses Paid During Period[2]
A	$1,000.00	$1,027.50	$5.28	$1,019.59	$5.26	1.05%
C	1,000.00	1,023.60	7.78	1,017.11	7.75	1.55
R	1,000.00	1,026.20	6.53	1,018.35	6.51	1.30
Y	1,000.00	1,028.80	4.02	1,020.83	4.01	0.80
R5	1,000.00	1,027.40	4.02	1,020.83	4.01	0.80
R6	1,000.00	1,029.30	3.52	1,021.32	3.51	0.70

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2017 through February 28, 2018, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

41                         Invesco Floating Rate Fund

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Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

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To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074	Invesco Distributors, Inc.	FLR-SAR-1	04202018	0920

Semiannual Report to Shareholders	February 28, 2018

Invesco Global Real Estate Income Fund
Nasdaq:
A: ASRAX ∎ C: ASRCX ∎ Y: ASRYX ∎ R5: ASRIX ∎ R6: ASRFX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
9	Financial Statements
11	Notes to Financial Statements
18	Financial Highlights
19	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 8/31/17 to 2/28/18, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	–2.56%
Class C Shares	–2.93
Class Y Shares	–2.45
Class R5 Shares	–2.50
Class R6 Shares	–2.36
MSCI World Indext▼ (Broad Market Index)	8.86
Custom Invesco Global Real Estate Income Index∎ (Style-Specific Index)	–3.68
Lipper Global Real Estate Funds Classification Average◆ (Peer Group)	–2.91
Source(s): ▼FactSet Research Systems Inc.; ∎Invesco, FactSet Research Systems Inc.;◆Lipper Inc.

The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Custom Invesco Global Real Estate Income Index is an index composed of the FTSE NAREIT All Equity REITs Index, through August 31, 2011, and the FTSE EPRA/NAREIT Developed Index, which is computed using the net return by withholding applicable taxes, thereafter.

    The Lipper Global Real Estate Funds Classification Average represents an average of all funds in the Lipper Global Real Estate Funds classification.

    The FTSE EPRA/NAREIT Developed Index is an unmanaged index considered representative of listed real estate companies and REITs worldwide.

    The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                      Invesco Global Real Estate Income Fund

Average Annual Total Returns
As of 2/28/18, including maximum applicable sales charges

Class A Shares
Inception (5/31/02)	7.78%
10 Years	4.26
5 Years	2.58
1 Year	–4.06

Class C Shares
Inception (3/09/07)	2.59%
10 Years	4.07
5 Years	2.97
1 Year	–0.21

Class Y Shares
10 Years	5.06%
5 Years	3.99
1 Year	1.79

Class R5 Shares
Inception (3/09/07)	3.75%
10 Years	5.25
5 Years	4.09
1 Year	1.76

Class R6 Shares
10 Years	5.09%
5 Years	4.18
1 Year	1.85

On March 12, 2007, the Fund reorganized from a closed-end fund to an openend fund. Performance shown prior to that date is that of the closed-end fund’s common shares and includes the fees applicable to common shares.

    Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions (reinvested at net asset value, except for periods prior to March 12, 2007 where reinvestments were made at the lower of the closed-end fund’s net asset value or market price), changes in net asset value and the effect of the maximum sales charge

Average Annual Total Returns
As of 12/31/17, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (5/31/02)	8.15%
10 Years	4.85
5 Years	3.97
1 Year	2.84

Class B Shares*
Inception (3/09/07)	3.24%
10 Years	4.82
5 Years	4.01
1 Year	2.96

Class C Shares
Inception (3/09/07)	3.05%
10 Years	4.68
5 Years	4.37
1 Year	7.08

Class Y Shares
10 Years	5.66%
5 Years	5.41
1 Year	9.06

Class R5 Shares
Inception (3/09/07)	4.21%
10 Years	5.86
5 Years	5.51
1 Year	9.13

Class R6 Shares
10 Years	5.69%
5 Years	5.60
1 Year	9.23
* Effective January 26, 2018, Class B shares were converted to Class A shares.

unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares was 1.26%, 2.01%, 2.01%, 1.01%, 0.94% and 0.85%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. Note: Effective January 26, 2018, Class B shares were converted to Class A shares. No CDSC was paid in connection with this early conversion. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Class R5 and Class R6 shares do not have a frontend sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance was positively impacted by a temporary 2% fee on redemptions that was in effect from March 12, 2007 to March 12, 2008. Without income from this temporary fee, returns would have been lower.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                      Invesco Global Real Estate Income Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.”

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                      Invesco Global Real Estate Income Fund

Schedule of Investments

February 28, 2018

(Unaudited)

	Shares	Value
Real Estate Investment Trusts, Common Stocks & Other Equity Interests–63.22%
Australia–3.97%
Dexus	949,932	$6,816,127
Goodman Group	1,552,206	9,841,247
GPT Group (The)	1,187,551	4,368,721
Mirvac Group	4,725,412	7,728,751
Scentre Group	4,987,668	14,793,536
		43,548,382

Canada–1.56%
Allied Properties REIT	105,100	3,395,765
H&R REIT	316,400	4,926,490
Killam Apartment REIT	285,400	3,029,261
Pembina Pipeline Corp.	177,941	5,721,513
		17,073,029

France–2.96%
ICADE	61,165	5,911,674
Klepierre S.A.	198,187	8,160,695
Unibail-Rodamco S.E.	78,973	18,403,717
		32,476,086

Germany–1.92%
Deutsche Wohnen S.E.	79,922	3,307,204
Grand City Properties S.A.	262,719	5,887,901
LEG Immobilien AG	50,409	5,251,933
Vonovia S.E.	145,318	6,628,690
		21,075,728

Hong Kong–6.09%
CK Asset Holdings Ltd.	769,000	6,604,885
Hang Lung Properties Ltd.	3,332,000	7,906,723
Link REIT	682,500	5,816,203
New World Development Co. Ltd.	8,137,000	12,288,429
Sun Hung Kai Properties Ltd.	1,286,000	21,340,402
Swire Properties Ltd.	1,800,600	6,136,492
Wharf (Holdings) Ltd. (The)	634,000	2,349,347
Wharf Real Estate Investment Co. Ltd.(a)	634,000	4,309,894
		66,752,375

Italy–0.09%
Beni Stabili S.p.A.	1,235,255	988,215

Japan–7.50%
Activia Properties, Inc.	1,185	5,223,626
Advance Residence Investment Corp.	784	1,960,421
AEON REIT Investment Corp.	2,085	2,239,582
Daiwa House REIT Investment Corp.	1,844	4,450,096
Daiwa Office Investment Corp.	551	3,182,769
GLP J–REIT	5,910	6,221,337
Hulic Co., Ltd.	617,000	6,859,460

	Shares	Value
Japan–(continued)
Hulic Reit, Inc.	1,301	$1,946,196
Japan Hotel REIT Investment Corp.	7,187	5,249,396
Japan Real Estate Investment Corp.	667	3,452,321
Mitsubishi Estate Co., Ltd.	492,500	8,601,064
Mitsui Fudosan Co., Ltd.	787,900	18,829,828
Mitsui Fudosan Logistics Park Inc.	649	2,175,346
Sumitomo Realty & Development Co., Ltd.	233,000	8,436,669
Tokyo Tatemono Co., Ltd.	106,800	1,654,383
United Urban Investment Corp.	1,117	1,767,266
		82,249,760

Netherlands–0.78%
InterXion Holding N.V.(a)	37,734	2,124,424
Wereldhave N.V.	174,286	6,412,874
		8,537,298

Singapore–0.69%
Ascendas REIT	1,601,400	3,198,357
CapitaLand Mall Trust	2,874,600	4,372,529
		7,570,886

South Africa–0.20%
SA Corporate Real Estate Ltd.	5,423,479	2,139,813

Spain–1.09%
Ferrovial, S.A.	127,853	2,753,578
Hispania Activos Inmobiliarios SOCIMI S.A.	57,206	1,135,504
Inmobiliaria Colonial SOCIMI, S.A.	225,107	2,375,782
Merlin Properties SOCIMI, S.A.	398,128	5,694,924
		11,959,788

Sweden–1.07%
Castellum AB	174,620	2,747,704
Fabege AB	159,913	3,450,585
Hufvudstaden AB–Class A	367,843	5,548,446
		11,746,735

Switzerland–0.89%
Swiss Prime Site AG	104,193	9,703,769

United Kingdom–2.94%
Big Yellow Group PLC	220,316	2,511,469
Derwent London PLC	63,676	2,513,432
Land Securities Group PLC	653,230	8,288,298
LondonMetric Property PLC	948,998	2,315,400
SEGRO PLC	1,046,026	8,186,238
Tritax Big Box REIT PLC	2,160,682	4,171,561
UNITE Group PLC (The)	410,346	4,295,225
		32,281,623

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Global Real Estate Income Fund

	Shares		Value
United States–31.47%
Acadia Realty Trust		243,848	$5,871,860
American Campus Communities, Inc.		257,352	9,388,201
American Tower Corp.–Class A		201,144	28,025,394
Apple Hospitality REIT, Inc.		801,371	13,615,293
AvalonBay Communities, Inc.		145,320	22,672,826
Boston Properties, Inc.		160,315	19,056,644
Brixmor Property Group, Inc.		325,771	5,062,481
Crown Castle International Corp.		166,346	18,308,041
DCT Industrial Trust Inc.		66,100	3,658,635
Digital Realty Trust, Inc.		47,180	4,748,195
EastGroup Properties, Inc.		31,028	2,514,199
Education Realty Trust, Inc.		87,631	2,728,829
EnLink Midstream LLC		270,607	3,977,923
Equinix, Inc.		5,689	2,230,657
Essex Property Trust, Inc.		91,137	20,399,195
Extra Space Storage Inc.		128,984	10,970,089
Federal Realty Investment Trust		53,875	6,138,518
GGP Inc.		100,000	2,117,000
Host Hotels & Resorts Inc.		90,990	1,688,774
Hudson Pacific Properties Inc.		512,221	16,170,817
InfraREIT, Inc.		153,898	2,868,659
Liberty Property Trust		170,996	6,713,303
Macquarie Infrastructure Corp.		75,066	3,040,173
Mid-America Apartment Communities, Inc.		56,282	4,830,121
National Retail Properties, Inc.		197,176	7,342,834
Park Hotels & Resorts Inc.		433,755	11,273,292
Pattern Energy Group Inc.		251,408	4,668,647
Prologis, Inc.		126,966	7,704,297
Public Storage		101,014	19,641,162
QTS Realty Trust, Inc.–Class A		201,424	6,499,953
Realty Income Corp.		86,536	4,255,841
Simon Property Group, Inc.		160,769	24,679,649
SL Green Realty Corp.		188,025	18,223,383
Terreno Realty Corp.		167,509	5,579,725
Ventas, Inc.		55,961	2,704,036
Vornado Realty Trust		70,235	4,668,520
Welltower Inc.		125,792	6,604,080
Weyerhaeuser Co.		123,714	4,333,701
			344,974,947
Total Real Estate Investment Trusts, Common Stocks & Other Equity Interests (Cost $692,726,058)			693,078,434

	Principal Amount
Mortgage-Backed Securities–21.05%
Ireland–0.26%
Taurus Ltd., REGS, Series 2015-DE2, Class E, Floating Rate Pass Through Ctfs., 3.40% (3 mo. EURIBOR + 3.50%), 02/1/2026(b)(c)(d)	EUR	2,300,000	2,848,202

	Principal Amount	Value
United States–20.79%
Banc of America Merrill Lynch Commercial Mortgage Inc., Series 2005-5, Class F, Variable Rate Pass Through Ctfs., 5.46%, 10/10/2045(c)(e)	$3,807,335	$3,885,081
Banc of America Merrill Lynch Large Loan Inc., Series 2013-FRR1, Class A1, Pass Through Ctfs., 0.00%, 12/26/2020(c)(f)	6,650,000	5,729,740
Series 2014-ICTS, Class E, Floating Rate Pass Through Ctfs., 4.51% (1 mo. USD LIBOR + 2.95%), 06/15/2028(b)(c)	11,750,000	11,735,411
Series 2016-FR13, Class A, Variable Rate Pass Through Ctfs., 1.69%, 08/27/2045(c)(e)	5,000,000	4,338,825
CGBAM Commercial Mortgage Trust, Series 2015-SMRT, Class E, Variable Rate Pass Through Ctfs., 3.79%, 04/10/2028(c)(e)	9,800,000	9,764,265
Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class D, Variable Rate Pass Through Ctfs., 4.90%, 03/10/2047(c)(e)	1,220,000	1,133,790
Commercial Mortgage Trust, Series 2014-CR19, Class D, Variable Rate Pass Through Ctfs., 4.72%, 08/10/2047(c)(e)	25,690,000	22,440,066
Series 2014-CR21, Class D, Variable Rate Pass Through Ctfs., 3.92%, 12/10/2047(c)(e)	10,711,000	8,948,168
Series 2014-FL4, Class D, Floating Rate Pass Through Ctfs., 4.03% (1 mo. USD LIBOR + 2.45%), 07/13/2031(b)(c)	13,571,000	13,522,923
Series 2014-FL4, Class SOF1, Floating Rate Pass Through Ctfs., 4.83% (1 mo. USD LIBOR + 3.25%), 03/13/2027(b)(c)	2,000,000	1,978,978
Series 2014-FL4, Class SOF2, Floating Rate Pass Through Ctfs., 5.58% (1 mo. USD LIBOR + 4.00%), 03/13/2027(b)(c)	4,000,000	3,946,434
Series 2014-PAT, Class F, Floating Rate Pass Through Ctfs., 3.99% (1 mo. USD LIBOR + 2.44%), 08/13/2027(b)(c)	10,000,000	10,006,191
Series 2014-UBS4, Class D, Variable Rate Pass Through Ctfs., 4.69%, 08/10/2047(c)(e)	27,540,000	24,319,957
GS Mortgage Securities Trust, Series 2011-GC3, Class E, Variable Rate Pass Through Ctfs., 5.00%, 03/10/2044(c)(e)	8,605,000	8,100,323

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Global Real Estate Income Fund

	Principal Amount	Value
United States–(continued)
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C4, Class TAC1, Pass Through Ctfs., 7.99%, 07/15/2046(c)	$1,739,212	$1,740,490
Series 2012-C8, Class E, Variable Rate Pass Through Ctfs., 4.65%, 10/15/2045(c)(e)	7,805,000	7,352,806
Series 2013-LC11, Class D, Variable Rate Pass Through Ctfs., 4.19%, 04/15/2046(e)	12,749,000	11,738,295
Series 2015-FRR2, Class AK36, Variable Rate Pass Through Ctfs., 2.29%, 12/27/2046(c)(e)	9,890,000	8,656,861
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23,Class RIM, Pass Through Ctfs., 4.30%, 09/15/2047(c)	10,000,000	9,461,057
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class D, Variable Rate Pass Through Ctfs., 4.14%, 05/15/2046(c)(e)	14,190,000	12,949,577
Series 2013-C12, Class D, Variable Rate Pass Through Ctfs., 4.76%, 10/15/2046(c)(e)	13,510,000	12,767,574
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class B, Variable Rate Pass Through Ctfs., 6.25%, 10/15/2042(e)	270,000	278,727
Series 2017-CLS, Class F, Floating Rate Pass Through Ctfs., 4.16% (1 mo. USD LIBOR + 2.60%), 11/15/2034(b)(c)	4,900,000	4,920,297
Starwood Retail Property Trust, Series 2014-STAR, Class E, Floating Rate Pass Through Ctfs., 5.74% (1 mo. USD LIBOR + 4.15%), 11/15/2027(b)(c)	12,200,000	11,357,868
Wells Fargo Commercial Mortgage Trust, Series 2018-BXI, Class F, Floating Rate Pass Through Ctfs., 4.02% (1 mo. USD LIBOR + 2.46%), 12/15/2036(b)(c)	6,400,000	6,400,821
WFRBS Commercial Mortgage Trust, Series 2013-C12, Class D, Variable Rate Pass Through Ctfs., 4.42%, 03/15/2048(c)(e)	11,304,000	10,472,384
		227,946,909
Total Mortgage-Backed Securities (Cost $229,104,198)		230,795,111

	Shares
Preferred Stocks–10.83%
United States–10.83%
American Homes 4 Rent, Series D, 6.50% Pfd.	34,873	892,051
American Homes 4 Rent, Series E, 6.35% Pfd.	187,232	4,772,544

	Shares	Value
United States–(continued)
American Homes 4 Rent, Series F, 5.88% Pfd.	120,449	$2,891,981
American Homes 4 Rent, Series G, 5.88% Pfd.	140,900	3,339,330
Apartment Investment & Management Co., Series A, 6.88% Pfd.	38,350	981,760
Crown Castle International Corp., Series A, $68.75 Conv. Pfd.	15,036	16,651,820
DDR Corp., Series A, 6.38% Pfd.	52,917	1,257,308
DDR Corp., Series K, 6.25% Pfd.	87,868	2,002,512
Digital Realty Trust, Inc., Series H, 7.38% Pfd.	194,477	5,153,640
Digital Realty Trust, Inc., Series I, 6.35% Pfd.	170,000	4,447,200
Digital Realty Trust, Inc., Series J, 5.25% Pfd.	77,400	1,805,742
Eagle Hospitality Properties Trust Inc., Series A, 8.25% Pfd.	195,800	12,237
GGP Inc., Series A, 6.38% Pfd.	312,789	7,725,888
Kinder Morgan, Inc., Series A, $4.88 Conv. Pfd.	269,600	8,983,072
LaSalle Hotel Properties, Series I, 6.38% Pfd.	144,800	3,511,400
LaSalle Hotel Properties, Series J, 6.30%, Pfd.	59,406	1,451,883
National Retail Properties, Inc., Series E, 5.70% Pfd.	67,500	1,643,625
National Retail Properties, Inc., Series F, 5.20% Pfd.	112,800	2,604,552
NuStar Logistics L.P., 8.46% (3 mo. USD LIBOR + 6.73%) Variable Rate Pfd.(b)	187,900	4,761,386
Pebblebrook Hotel Trust, Series C, 6.50% Pfd.	177,670	4,397,332
Public Storage, Series C, 5.13% Pfd.	105,900	2,591,373
Public Storage, Series U, 5.63% Pfd.	91,670	2,342,169
Public Storage, Series Y, 6.38% Pfd.	374,114	9,966,397
Public Storage, Series Z, 6.00% Pfd.	70,540	1,862,256
Sempra Energy, Series A, $6.00 Conv. Pfd.	56,004	5,674,885
Senior Housing Properties Trust, 6.25% Pfd.	34,451	869,888
Summit Hotel Properties, Inc., Series C, 7.13% Pfd.	63,000	1,578,780
Sunstone Hotel Investors, Inc., Series E, 6.95% Pfd.	103,500	2,626,830
Targa Resources Partners L.P., Series A, 9.00% Pfd.	277,500	7,420,350
Taubman Centers, Inc., Series J, 6.50% Pfd.	85,310	2,111,423
Vornado Realty Trust, Series L, 5.40% Pfd.	100,000	2,422,000
Total Preferred Stocks (Cost $126,384,753)		118,753,614

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Global Real Estate Income Fund

	Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–1.50%
United States–1.50%
Dominion Energy, Inc., Series A, Jr. Unsec. Sub. Conv. Investment Units, 6.75%, 08/15/2019		$87,300	$4,277,264
Equinix Inc., Sr. Unsec. Notes, 5.38%, 01/1/2022		4,975,000	5,167,781
NextEra Energy, Inc., Series H, Conv. Investment Units, 6.37%, 09/1/2018		66,800	4,524,364
Targa Resources Partners L.P./Targa Resouces Partners Finance Corp., Sr. Unsec. Gtd. Global Notes, 4.25%, 11/15/2023		2,500,000	2,446,875
Total U.S. Dollar Denominated Bonds & Notes (Cost $15,743,354)			16,416,284

Non U.S. Dollar Denominated Bonds & Notes–0.22%(d)
Australia–0.22%
General Property Trust, Sr. Unsec. Gtd. Medium-Term Notes, 6.75%, 01/24/2019 (Cost $3,173,728)	AUD	2,980,000	2,401,444

	Shares	Value
Money Market Funds–2.86%
Invesco Government & Agency Portfolio– Institutional Class, 1.30%(g)	10,978,898	$10,978,898
Invesco Liquid Assets Portfolio–Institutional Class, 1.55%(g)	7,840,489	7,841,273
Invesco Treasury Portfolio–Institutional Class, 1.29%(g)	12,547,311	12,547,311
Total Money Market Funds (Cost $31,367,482)		31,367,482
TOTAL INVESTMENTS IN SECURITIES–99.68% (Cost $1,098,499,573)		1,092,812,369
OTHER ASSETS LESS LIABILITIES–0.32%		3,527,455
NET ASSETS–100.00%		$1,096,339,824

Investment Abbreviations:

AUD	– Australian Dollar
Conv.	– Convertible
Ctfs.	– Certificates
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate

Gtd.	– Guaranteed
Jr.	– Junior
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
REGS	– Regulation S

REIT	– Real Estate Investment Trust
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured
USD	– U.S. Dollar

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2018.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2018 was $218,778,089, which represented 19.96% of the Fund’s Net Assets.
(d)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(e)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect February 28, 2018.
(f)	Zero coupon bond issued at a discount.
(g)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of February 28, 2018.

Portfolio Composition

By country, based on Net Assets

as of February 28, 2018

United States	64.6%
Japan	7.5
Hong Kong	6.1
Australia	4.2
France	3.0
United Kingdom	2.9
Countries each less than 2.0% of portfolio	8.5
Money Market Funds Plus Other Assets Less Liabilities	3.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Global Real Estate Income Fund

Statement of Assets and Liabilities

February 28, 2018

(Unaudited)

Assets:
Investments in securities, at value (Cost $1,067,132,091)	$1,061,444,887
Investments in affiliated money market funds, at value and cost	31,367,482
Foreign currencies, at value (Cost $1,460,146)	1,456,594
Receivable for:
Investments sold	3,690,863
Fund shares sold	4,039,407
Dividends and interest	2,253,758
Investment for trustee deferred compensation and retirement plans	142,356
Other assets	92,368
Total assets	1,104,487,715

Liabilities:
Payable for:
Investments purchased	6,278,123
Fund shares reacquired	1,124,408
Accrued fees to affiliates	471,392
Accrued trustees’ and officers’ fees and benefits	5,500
Accrued other operating expenses	110,024
Trustee deferred compensation and retirement plans	158,444
Total liabilities	8,147,891
Net assets applicable to shares outstanding	$1,096,339,824

Net assets consist of:
Shares of beneficial interest	$1,106,565,816
Undistributed net investment income	(4,950,243)
Undistributed net realized gain	392,435
Net unrealized appreciation (depreciation)	(5,668,184)
$1,096,339,824

Net Assets:
Class A	$212,196,836
Class C	$59,223,721
Class Y	$670,203,744
Class R5	$6,754,959
Class R6	$147,960,564

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	24,291,848
Class C	6,792,617
Class Y	76,952,547
Class R5	773,527
Class R6	16,943,417
Class A:
Net asset value per share	$8.74
Maximum offering price per share
(Net asset value of $8.74 ÷ 94.50%)	$9.25
Class C:
Net asset value and offering price per share	$8.72
Class Y:
Net asset value and offering price per share	$8.71
Class R5:
Net asset value and offering price per share	$8.73
Class R6:
Net asset value and offering price per share	$8.73

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Global Real Estate Income Fund

Statement of Operations

For the six months ended February 28, 2018

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $639,790)	$21,379,683
Dividends from affiliated money market funds	236,485
Interest	5,974,291
Total investment income	27,590,459

Expenses:
Advisory fees	3,981,230
Administrative services fees	136,661
Custodian fees	84,025
Distribution fees:
Class A	283,368
Class B	1,433
Class C	326,593
Transfer agent fees — A, B, C and Y	782,690
Transfer agent fees — R5	3,346
Transfer agent fees — R6	1,501
Trustees’ and officers’ fees and benefits	16,811
Registration and filing fees	75,632
Reports to shareholders	64,716
Professional services fees	43,889
Other	18,388
Total expenses	5,820,283
Less: Fees waived and expense offset arrangement(s)	(22,495)
Net expenses	5,797,788
Net investment income	21,792,671

Realized and unrealized gain (loss) from:
Net realized gain from:
Investment securities	1,195,195
Foreign currencies	145,643
1,340,838
Change in net unrealized appreciation (depreciation) of:
Investment securities	(49,463,738)
Foreign currencies	26,368
(49,437,370)
Net realized and unrealized gain (loss)	(48,096,532)
Net increase (decrease) in net assets resulting from operations	$(26,303,861)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Global Real Estate Income Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2018 and the year ended August 31, 2017

(Unaudited)

	February 28, 2018	August 31, 2017
Operations:
Net investment income	$21,792,671	$28,851,831
Net realized gain	1,340,838	9,093,409
Change in net unrealized appreciation (depreciation)	(49,437,370)	(14,847,541)
Net increase (decrease) in net assets resulting from operations	(26,303,861)	23,097,699

Distributions to shareholders from net investment income:
Class A	(5,383,061)	(13,165,056)
Class B	(6,683)	(20,451)
Class C	(1,298,443)	(2,755,090)
Class Y	(14,724,232)	(17,525,407)
Class R5	(179,762)	(462,200)
Class R6	(3,841,317)	(6,616,660)
Total distributions from net investment income	(25,433,498)	(40,544,864)

Share transactions–net:
Class A	(20,994,105)	(131,703,678)
Class B	(474,886)	(217,393)
Class C	(8,206,078)	(22,611,409)
Class Y	246,651,099	59,567,892
Class R5	(447,229)	(4,921,549)
Class R6	3,796,687	(2,474,477)
Net increase (decrease) in net assets resulting from share transactions	220,325,488	(102,360,614)
Net increase (decrease) in net assets	168,588,129	(119,807,779)

Net assets:
Beginning of period	927,751,695	1,047,559,474
End of period (includes undistributed net investment income of $(4,950,243) and $(1,309,416), respectively)	$1,096,339,824	$927,751,695

Notes to Financial Statements

February 28, 2018

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Global Real Estate Income Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of fourteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is current income and, secondarily, capital appreciation.

The Fund currently consists of five different classes of shares: Class A, Class C, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares were permitted to continue to reinvest dividends and capital gains distributions in Class B shares until their conversion to Class A shares. Also, shareholders in Class B shares were able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they converted to Class A shares. Generally, Class B shares automatically converted to Class A shares on or about the month-end, which was at least eight years after the date of purchase. Redemptions of Class B shares prior to the conversion date were subject to a CDSC. Effective January 26, 2018, all of the Fund’s outstanding Class B shares were converted to Class A shares, in advance of their normally scheduled conversion. No CDSC was paid in connection with this early conversion.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

11                         Invesco Global Real Estate Income Fund

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices will be used to value debt obligations and corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and

12                         Invesco Global Real Estate Income Fund

are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

13                         Invesco Global Real Estate Income Fund

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

K.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.

Because the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.75%
Next $250 million	0.74%
Next $500 million	0.73%
Next $1.5 billion	0.72%
Next $2.5 billion	0.71%
Next $2.5 billion	0.70%
Next $2.5 billion	0.69%
Over $10 billion	0.68%

For the six months ended February 28, 2018, the effective advisory fees incurred by the Fund was 0.74%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2018, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “expense limits”). Prior to their conversion to Class A shares, the expense limit for Class B shares was 2.75% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limit.

Further, the Adviser has contractually agreed, through at least June 30, 2019, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended February 28, 2018, the Adviser waived advisory fees of $21,208.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2018, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2018, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

14                         Invesco Global Real Estate Income Fund

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares. Prior to their conversion to Class A shares, the Fund paid an annual rate of 1.00% of the average daily net assets of Class B shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2018, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2018, IDI advised the Fund that IDI retained $8,645 in front-end sales commissions from the sale of Class A shares and $3,536 and $1,384 from Class A and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the six months ended February 28, 2018, there were transfers from Level 1 to Level 2 of $88,412,330 and from Level 2 to Level 1 of $4,006,848, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$45,949,826	$—	$45,949,826
Canada	—	17,073,029	—	17,073,029
France	—	32,476,086	—	32,476,086
Germany	5,887,901	15,187,827	—	21,075,728
Hong Kong	4,309,894	62,442,481	—	66,752,375
Ireland	—	2,848,202	—	2,848,202
Italy	—	988,215	—	988,215
Japan	5,953,044	76,296,716	—	82,249,760
Netherlands	2,124,424	6,412,874	—	8,537,298
Singapore	—	7,570,886	—	7,570,886
South Africa	—	2,139,813	—	2,139,813
Spain	—	11,959,788	—	11,959,788
Sweden	—	11,746,735	—	11,746,735
Switzerland	—	9,703,769	—	9,703,769
United Kingdom	—	32,281,623	—	32,281,623
United States	449,246,699	258,845,055	—	708,091,754
Money Market Funds	31,367,482	—	—	31,367,482
Total Investments	$498,889,444	$593,922,925	$—	$1,092,812,369

15                         Invesco Global Real Estate Income Fund

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2018, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,287.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of August 31, 2017, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$462,518	$—	$462,518

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2018 was $479,323,099 and $282,434,029, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$43,878,065
Aggregate unrealized (depreciation) of investments	(61,955,923)
Net unrealized appreciation (depreciation) of investments	$(18,077,858)

Cost of investments for tax purposes is $1,110,890,227.

16                         Invesco Global Real Estate Income Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended February 28, 2018(a)		Year ended August 31, 2017
	Shares	Amount	Shares	Amount
Sold:
Class A	1,540,022	$13,849,265	3,882,803	$34,431,739
Class B(b)	51	462	161	1,377
Class C	135,924	1,233,151	711,063	6,320,622
Class Y	33,966,403	305,789,540	23,536,267	207,699,985
Class R5	66,740	605,522	320,577	2,835,380
Class R6	757,429	6,831,721	1,505,920	13,271,068

Issued as reinvestment of dividends:
Class A	489,479	4,454,599	1,203,361	10,632,466
Class B(b)	617	5,613	2,090	18,430
Class C	108,916	990,079	238,325	2,102,950
Class Y	1,260,603	11,416,169	1,424,580	12,548,995
Class R5	16,900	153,708	46,583	410,606
Class R6	421,576	3,832,516	749,684	6,616,251

Conversion of Class B shares to Class A shares:(c)
Class A	33,725	309,934	15,597	138,646
Class B	(33,848)	(309,934)	(15,619)	(138,646)

Reacquired:
Class A	(4,373,644)	(39,607,903)	(19,975,937)	(176,906,529)
Class B(b)	(18,872)	(171,027)	(11,165)	(98,554)
Class C	(1,153,255)	(10,429,308)	(3,507,269)	(31,034,981)
Class Y	(7,831,938)	(70,554,610)	(18,189,560)	(160,681,088)
Class R5	(133,769)	(1,206,459)	(930,839)	(8,167,535)
Class R6	(756,642)	(6,867,550)	(2,497,384)	(22,361,796)
Net increase (decrease) in share activity	24,496,417	$220,325,488	(11,490,762)	$(102,360,614)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 49% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 8% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
(b)	Class B shares activity for the period September 1, 2017 through January 26, 2018 (date of conversion).
(c)	Effective as of close of business January 26, 2018, all outstanding Class B shares were converted to Class A shares.

17                         Invesco Global Real Estate Income Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 02/28/18	$9.18	$0.17	(d)	$(0.40)	$(0.23)	$(0.21)	$—	$(0.21)	$8.74	(2.56)%	$212,197	1.24	%(e)	1.24	%(e)	3.87	%(d)(e)	27%
Year ended 08/31/17	9.30	0.26		(0.02)	0.24	(0.36)	—	(0.36)	9.18	2.76	244,129	1.25		1.25		2.88		43
Year ended 08/31/16	8.81	0.30		0.67	0.97	(0.28)	(0.20)	(0.48)	9.30	11.54	385,887	1.24		1.24		3.37		60
Year ended 08/31/15	9.48	0.29		(0.57)	(0.28)	(0.38)	(0.01)	(0.39)	8.81	(3.08)	499,799	1.22		1.22		3.12		60
Year ended 08/31/14	8.52	0.29		1.19	1.48	(0.42)	(0.10)	(0.52)	9.48	18.13	609,824	1.27		1.27		3.26		61
Year ended 08/31/13	8.97	0.36		(0.31)	0.05	(0.50)	—	(0.50)	8.52	0.43	615,876	1.26		1.27		4.00		63
Class B
Six months ended 02/28/18(f)	9.16	0.12	(d)	0.08	0.20	(0.18)	—	(0.18)	9.18	2.19	—	1.99	(e)	1.99	(e)	3.12	(d)(e)	27
Year ended 08/31/17	9.28	0.19		(0.02)	0.17	(0.29)	—	(0.29)	9.16	1.99	477	2.00		2.00		2.13		43
Year ended 08/31/16	8.79	0.23		0.67	0.90	(0.21)	(0.20)	(0.41)	9.28	10.72	711	1.99		1.99		2.62		60
Year ended 08/31/15	9.46	0.22		(0.57)	(0.35)	(0.31)	(0.01)	(0.32)	8.79	(3.83)	1,064	1.97		1.97		2.37		60
Year ended 08/31/14	8.51	0.23		1.18	1.41	(0.36)	(0.10)	(0.46)	9.46	17.13	1,647	2.02		2.02		2.51		61
Year ended 08/31/13	8.95	0.29		(0.30)	(0.01)	(0.43)	—	(0.43)	8.51	(0.23)	1,822	2.01		2.02		3.25		63
Class C
Six months ended 02/28/18	9.16	0.14	(d)	(0.40)	(0.26)	(0.18)	—	(0.18)	8.72	(2.93)	59,224	1.99	(e)	1.99	(e)	3.12	(d)(e)	27
Year ended 08/31/17	9.28	0.19		(0.02)	0.17	(0.29)	—	(0.29)	9.16	1.99	70,537	2.00		2.00		2.13		43
Year ended 08/31/16	8.79	0.23		0.67	0.90	(0.21)	(0.20)	(0.41)	9.28	10.72	95,245	1.99		1.99		2.62		60
Year ended 08/31/15	9.46	0.22		(0.57)	(0.35)	(0.31)	(0.01)	(0.32)	8.79	(3.83)	103,988	1.97		1.97		2.37		60
Year ended 08/31/14	8.51	0.23		1.18	1.41	(0.36)	(0.10)	(0.46)	9.46	17.14	118,319	2.02		2.02		2.51		61
Year ended 08/31/13	8.95	0.29		(0.30)	(0.01)	(0.43)	—	(0.43)	8.51	(0.23)	108,878	2.01		2.02		3.25		63
Class Y
Six months ended 02/28/18	9.15	0.18	(d)	(0.40)	(0.22)	(0.22)	—	(0.22)	8.71	(2.45)	670,204	0.99	(e)	0.99	(e)	4.12	(d)(e)	27
Year ended 08/31/17	9.28	0.28		(0.03)	0.25	(0.38)	—	(0.38)	9.15	2.91	453,479	1.00		1.00		3.13		43
Year ended 08/31/16	8.79	0.32		0.67	0.99	(0.30)	(0.20)	(0.50)	9.28	11.84	396,910	0.99		0.99		3.62		60
Year ended 08/31/15	9.45	0.31		(0.55)	(0.24)	(0.41)	(0.01)	(0.42)	8.79	(2.75)	398,283	0.97		0.97		3.37		60
Year ended 08/31/14	8.50	0.32		1.17	1.49	(0.44)	(0.10)	(0.54)	9.45	18.33	428,854	1.02		1.02		3.51		61
Year ended 08/31/13	8.95	0.39		(0.32)	0.07	(0.52)	—	(0.52)	8.50	0.68	270,196	1.01		1.02		4.25		63
Class R5
Six months ended 02/28/18	9.18	0.19	(d)	(0.41)	(0.22)	(0.23)	—	(0.23)	8.73	(2.50)	6,755	0.91	(e)	0.91	(e)	4.20	(d)(e)	27
Year ended 08/31/17	9.30	0.29		(0.02)	0.27	(0.39)	—	(0.39)	9.18	3.10	7,557	0.93		0.93		3.20		43
Year ended 08/31/16	8.81	0.33		0.67	1.00	(0.31)	(0.20)	(0.51)	9.30	11.91	12,898	0.90		0.90		3.71		60
Year ended 08/31/15	9.47	0.32		(0.56)	(0.24)	(0.41)	(0.01)	(0.42)	8.81	(2.68)	14,204	0.91		0.91		3.43		60
Year ended 08/31/14	8.52	0.32		1.18	1.50	(0.45)	(0.10)	(0.55)	9.47	18.40	24,749	0.91		0.91		3.62		61
Year ended 08/31/13	8.96	0.39		(0.30)	0.09	(0.53)	—	(0.53)	8.52	0.85	23,565	0.94		0.95		4.32		63
Class R6
Six months ended 02/28/18	9.17	0.19	(d)	(0.40)	(0.21)	(0.23)	—	(0.23)	8.73	(2.36)	147,961	0.82	(e)	0.82	(e)	4.29	(d)(e)	27
Year ended 08/31/17	9.30	0.29		(0.02)	0.27	(0.40)	—	(0.40)	9.17	3.09	151,573	0.84		0.84		3.29		43
Year ended 08/31/16	8.81	0.34		0.67	1.01	(0.32)	(0.20)	(0.52)	9.30	12.00	155,908	0.82		0.82		3.79		60
Year ended 08/31/15	9.48	0.33		(0.57)	(0.24)	(0.42)	(0.01)	(0.43)	8.81	(2.70)	1,449	0.84		0.84		3.50		60
Year ended 08/31/14	8.52	0.34		1.18	1.52	(0.46)	(0.10)	(0.56)	9.48	18.62	1,420	0.87		0.87		3.66		61
Year ended 08/31/13(g)	8.98	0.38		(0.41)	(0.03)	(0.43)	—	(0.43)	8.52	(0.49)	60	0.86	(h)	0.87	(h)	4.40	(h)	63

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Net investment income per share and the ratio of net investment income to average net assets includes significant dividends received during the six months ended February 28, 2018. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.14 and 3.53%, $0.09 and 2.78%, $0.11 and 2.78%, $0.15 and 3.78%, $0.16 and 3.86% and $0.16 and 3.95% for Class A, Class B, Class C, Class Y, Class R5 and Class R6, respectively.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $228,573, $289, $65,860, $636,261, $7,139 and $151,389 for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Reflects activity for the period September 1, 2017 through January 26, 2018 (date of conversion).
(g)	Commencement date of September 24, 2012.
(h)	Annualized.

18                         Invesco Global Real Estate Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2017 through February 28, 2018.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (09/01/17)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/18)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/18)	Expenses Paid During Period[2]
A	$1,000.00	$974.40	$6.07	$1,018.65	$6.21	1.24%
C	1,000.00	970.70	9.72	1,014.93	9.94	1.99
Y	1,000.00	975.50	4.85	1,019.89	4.96	0.99
R5	1,000.00	975.00	4.46	1,020.28	4.56	0.91
R6	1,000.00	976.40	4.02	1,020.73	4.11	0.82

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2017 through February 28, 2018, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

19                         Invesco Global Real Estate Income Fund

Explore High-Conviction Investing with Invesco

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074                      Invesco Distributors, Inc.                                                                             GREI-SAR-1             04162018      0913

Semiannual Report to Shareholders	February 28, 2018

Invesco Growth and Income Fund
Nasdaq:
A: ACGIX ∎ C: ACGKX ∎ R: ACGLX ∎ Y: ACGMX ∎ R5: ACGQX ∎ R6: GIFFX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
8	Financial Statements
10	Notes to Financial Statements
18	Financial Highlights
19	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 8/31/17 to 2/28/18, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	9.76%
Class C Shares	9.37
Class R Shares	9.65
Class Y Shares	9.93
Class R5 Shares	9.97
Class R6 Shares	9.98
S&P 500 Index▼ (Broad Market Index)	10.84
Russell 1000 Value Index▼ (Style-Specific Index)	7.26
Lipper Large-Cap Value Funds Index∎ (Peer Group Index)	9.04
Source(s): ▼FactSet Research Systems Inc.; ∎Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The Lipper Large-Cap Value Funds Index is an unmanaged index considered representative of large-cap value funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                      Invesco Growth and Income Fund

Average Annual Total Returns
As of 2/28/18, including maximum applicable sales charges

Class A Shares
Inception (8/1/46)	9.55%
10 Years	7.97
5 Years	11.40
1 Year	4.86

Class C Shares
Inception (8/2/93)	9.29%
10 Years	7.78
5 Years	11.83
1 Year	9.14

Class R Shares
Inception (10/1/02)	9.44%
10 Years	8.31
5 Years	12.39
1 Year	10.69

Class Y Shares
Inception (10/19/04)	8.95%
10 Years	8.86
5 Years	12.95
1 Year	11.24

Class R5 Shares
10 Years	8.89%
5 Years	13.05
1 Year	11.32

Class R6 Shares
10 Years	8.83%
5 Years	13.15
1 Year	11.42

Effective June 1, 2010, Class A, Class B, Class C, Class R and Class I shares of the predecessor fund, Van Kampen Growth and Income Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C, Class R and Class Y shares, respectively, of Invesco Van Kampen Growth and Income Fund (renamed Invesco Growth and Income Fund). Returns shown above, prior to June 1, 2010, for Class A, Class B, Class C, Class R and Class Y shares are blended returns of the predecessor fund and Invesco Growth and Income Fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on June 1, 2010. Performance shown prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

Average Annual Total Returns
As of 12/31/17, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (8/1/46)	9.56%
10 Years	6.99
5 Years	13.05
1 Year	7.94

Class B Shares*
Inception (8/2/93)	9.86%
10 Years	7.59
5 Years	14.11
1 Year	9.21

Class C Shares
Inception (8/2/93)	9.33%
10 Years	6.81
5 Years	13.49
1 Year	12.34

Class R Shares
Inception (10/1/02)	9.50%
10 Years	7.34
5 Years	14.06
1 Year	13.91

Class Y Shares
Inception (10/19/04)	9.01%
10 Years	7.87
5 Years	14.61
1 Year	14.48

Class R5 Shares
10 Years	7.90%
5 Years	14.73
1 Year	14.57

Class R6 Shares
10 Years	7.85%
5 Years	14.83
1 Year	14.67
* Effective January 26, 2018, Class B shares were converted to Class A shares.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 0.82%, 0.82%, 1.57%, 1.07%, 0.57%, 0.49%, and 0.39%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. Note: Effective January 26, 2018, Class B shares were converted to Class A shares. No CDSC was paid in connection with this early conversion. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                      Invesco Growth and Income Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration.To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.”

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                      Invesco Growth and Income Fund

Schedule of Investments(a)

February 28, 2018

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–96.65%
Aerospace & Defense–1.81%
General Dynamics Corp.	682,304	$151,778,525

Apparel, Accessories & Luxury Goods–0.45%
Michael Kors Holdings Ltd.(b)	600,695	37,801,736

Asset Management & Custody Banks–2.63%
Northern Trust Corp.	880,505	93,219,064
State Street Corp.	1,191,487	126,476,345
		219,695,409

Automobile Manufacturers–2.07%
General Motors Co.	4,393,540	172,885,799

Biotechnology–1.28%
Amgen Inc.	581,068	106,782,866

Broadcasting–0.23%
CBS Corp.–Class B	358,800	19,005,636

Building Products–0.93%
Johnson Controls International PLC	2,109,251	77,768,084

Cable & Satellite–1.91%
Charter Communications, Inc.–Class A(b)	198,972	68,034,496
Comcast Corp.–Class A	2,543,461	92,098,723
		160,133,219

Communications Equipment–2.72%
Cisco Systems, Inc.	3,733,585	167,189,936
Juniper Networks, Inc.	2,335,418	59,926,826
		227,116,762

Data Processing & Outsourced Services–0.57%
PayPal Holdings, Inc.(b)	602,147	47,816,493

Diversified Banks–14.55%
Bank of America Corp.	11,938,550	383,227,455
Citigroup Inc.	5,977,877	451,269,935
JPMorgan Chase & Co.	2,764,096	319,253,088
Wells Fargo & Co.	1,070,911	62,551,911
		1,216,302,389

Diversified Metals & Mining–0.78%
BHP Billiton Ltd. (Australia)	2,781,076	65,030,221

Drug Retail–3.37%
CVS Health Corp.	2,013,774	136,392,913
Walgreens Boots Alliance, Inc.	2,107,685	145,198,420
		281,591,333

Electric Utilities–0.41%
FirstEnergy Corp.	1,061,973	34,333,587

	Shares	Value
Fertilizers & Agricultural Chemicals–1.49%
Mosaic Co. (The)	2,464,494	$64,865,482
Nutrien Ltd. (Canada)(b)	1,205,732	59,382,301
		124,247,783

Health Care Distributors–1.37%
McKesson Corp.	766,909	114,445,830

Health Care Equipment–3.17%
Baxter International Inc.	1,177,050	79,792,220
Medtronic PLC	1,311,652	104,787,878
Zimmer Biomet Holdings, Inc.	695,498	80,851,642
		265,431,740

Home Improvement Retail–1.24%
Kingfisher PLC (United Kingdom)	21,022,693	103,461,440

Hotels, Resorts & Cruise Lines–1.68%
Carnival Corp.	2,101,564	140,615,647

Industrial Machinery–1.14%
Ingersoll-Rand PLC	1,074,391	95,405,921

Insurance Brokers–2.73%
Aon PLC	697,699	97,901,124
Marsh & McLennan Cos., Inc.	640,135	53,144,008
Willis Towers Watson PLC	491,209	77,561,901
		228,607,033

Integrated Oil & Gas–5.35%
BP PLC (United Kingdom)	16,916,204	109,723,324
Occidental Petroleum Corp.	2,427,542	159,246,755
Royal Dutch Shell PLC–Class A (United Kingdom)	5,654,300	178,483,635
		447,453,714

Integrated Telecommunication Services–0.85%
Orange S.A. (France)	1,072,019	18,148,878
Verizon Communications Inc.	1,105,559	52,779,386
		70,928,264

Internet Software & Services–1.47%
eBay Inc.(b)	2,860,139	122,585,558

Investment Banking & Brokerage–5.19%
Charles Schwab Corp. (The)	1,290,905	68,443,783
Goldman Sachs Group, Inc. (The)	404,802	106,434,590
Morgan Stanley	4,633,269	259,555,729
		434,434,102

IT Consulting & Other Services–1.45%
Cognizant Technology Solutions Corp.–Class A	1,477,713	121,202,020

Managed Health Care–1.03%
Anthem, Inc.	365,626	86,061,048

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Growth and Income Fund

	Shares	Value
Multi-Line Insurance–1.69%
American International Group, Inc.	2,466,888	$141,451,358

Oil & Gas Equipment & Services–2.13%
Baker Hughes, a GE Co.	2,062,054	54,438,225
TechnipFMC PLC (United Kingdom)	4,282,685	123,426,982
		177,865,207

Oil & Gas Exploration & Production–6.05%
Anadarko Petroleum Corp.	2,459,395	140,283,891
Apache Corp.	2,889,563	98,678,577
Canadian Natural Resources Ltd. (Canada)	4,144,678	128,390,703
Devon Energy Corp.	4,528,421	138,886,672
		506,239,843

Other Diversified Financial Services–0.89%
Voya Financial, Inc.	1,466,437	74,817,616

Packaged Foods & Meats–1.22%
Mondelez International, Inc.–Class A	2,321,033	101,893,349

Pharmaceuticals–6.56%
Bristol-Myers Squibb Co.	1,527,016	101,088,459
Merck & Co., Inc.	2,147,900	116,459,138
Novartis AG (Switzerland)	1,242,643	103,968,762
Pfizer Inc.	4,150,512	150,705,091
Sanofi (France)	963,987	76,039,159
		548,260,609

Railroads–1.64%
CSX Corp.	2,553,888	137,194,863

Regional Banks–7.09%
Citizens Financial Group, Inc.	4,901,493	213,165,931
Comerica Inc.	592,804	57,632,405
Fifth Third Bancorp	3,620,726	119,664,994

	Shares	Value
Regional Banks–(continued)
First Horizon National Corp.	3,227,701	$61,487,704
PNC Financial Services Group, Inc. (The)	894,239	140,985,721
		592,936,755

Semiconductors–2.66%
Intel Corp.	2,245,157	110,663,789
QUALCOMM Inc.	1,725,251	112,141,315
		222,805,104

Systems Software–2.26%
Oracle Corp.	3,735,062	189,255,592

Tobacco–1.94%
Philip Morris International Inc.	1,570,870	162,663,589

Wireless Telecommunication Services–0.65%
Vodafone Group PLC–ADR (United Kingdom)	1,910,998	54,100,353
Total Common Stocks & Other Equity Interests (Cost $5,449,115,203)		8,082,406,397

Money Market Funds–3.16%
Invesco Government & Agency Portfolio–Institutional Class, 1.30%(c)	92,468,644	92,468,641
Invesco Liquid Assets Portfolio–Institutional Class, 1.55%(c)	66,052,942	66,059,547
Invesco Treasury Portfolio–Institutional Class, 1.29%(c)	105,678,450	105,678,450
Total Money Market Funds (Cost $264,207,019)		264,206,638
TOTAL INVESTMENTS IN SECURITIES–99.81% (Cost $5,713,322,222)		8,346,613,035
OTHER ASSETS LESS LIABILITIES–0.19%		15,558,167
NET ASSETS–100.00%		$8,362,171,202

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of February 28, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Growth and Income Fund

Portfolio Composition

By sector, based on Net Assets

as of February 28, 2018

Financials	34.8%
Energy	13.5
Health Care	13.4
Information Technology	11.1
Consumer Discretionary	7.6
Consumer Staples	6.5
Industrials	5.5
Materials	2.3
Telecommunication Services	1.5
Utilities	0.4
Money Market Funds Plus Other Assets Less Liabilities	3.4

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
04/02/2018	Bank of New York Mellon (The)	CAD	61,911,668	USD	49,103,899	$824,686
04/02/2018	State Street Bank and Trust Co.	CAD	61,911,669	USD	49,100,199	820,987
04/03/2018	Bank of New York Mellon (The)	AUD	32,843,790	USD	25,934,606	428,684
04/03/2018	Bank of New York Mellon (The)	CHF	37,358,725	USD	40,054,385	369,785
04/03/2018	Bank of New York Mellon (The)	EUR	28,865,867	USD	35,719,201	406,302
04/03/2018	Bank of New York Mellon (The)	GBP	121,729,086	USD	170,767,648	2,915,810
04/03/2018	State Street Bank and Trust Co.	AUD	32,843,791	USD	25,951,521	445,598
04/03/2018	State Street Bank and Trust Co.	CHF	37,358,725	USD	40,069,422	384,822
04/03/2018	State Street Bank and Trust Co.	EUR	28,865,867	USD	35,733,923	421,024
04/03/2018	State Street Bank and Trust Co.	GBP	121,729,087	USD	170,697,655	2,845,816
Subtotal — Appreciation						9,863,514
04/02/2018	State Street Bank and Trust Co.	USD	612,024	CAD	774,349	(8,180)
04/03/2018	State Street Bank and Trust Co.	USD	310,168	AUD	395,716	(2,862)
04/03/2018	State Street Bank and Trust Co.	USD	489,166	CHF	456,980	(3,736)
04/03/2018	State Street Bank and Trust Co.	USD	441,567	EUR	358,517	(2,977)
04/03/2018	State Street Bank and Trust Co.	USD	1,308,075	GBP	935,555	(18,041)
Subtotal — Depreciation						(35,796)
Total Forward Foreign Currency Contracts — Currency Risk						$9,827,718

Abbreviations:

AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Growth and Income Fund

Statement of Assets and Liabilities

February 28, 2018

(Unaudited)

Assets:
Investments in securities, at value (Cost $5,449,115,203)	$8,082,406,397
Investments in affiliated money market funds, at value and cost (Cost $264,207,019)	264,206,638
Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	9,863,514
Foreign currencies, at value (Cost $533)	9,323
Receivable for:
Investments sold	28,919,267
Fund shares sold	5,689,914
Dividends	13,539,314
Investment for trustee deferred compensation and retirement plans	719,204
Other assets	83,881
Total assets	8,405,437,452

Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	35,796
Payable for:
Investments purchased	30,386,538
Dividends	2,409
Fund shares reacquired	7,841,558
Accrued fees to affiliates	3,716,543
Accrued trustees’ and officers’ fees and benefits	18,511
Accrued other operating expenses	438,834
Trustee deferred compensation and retirement plans	826,061
Total liabilities	43,266,250
Net assets applicable to shares outstanding	$8,362,171,202

Net assets consist of:
Shares of beneficial interest	$5,549,179,740
Undistributed net investment income	23,191,550
Undistributed net realized gain	146,611,443
Net unrealized appreciation	2,643,188,469
$8,362,171,202

Net Assets:
Class A	$4,074,825,686
Class C	$260,536,322
Class R	$119,946,374
Class Y	$1,262,814,506
Class R5	$932,740,044
Class R6	$1,711,308,270

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	150,071,170
Class C	9,720,705
Class R	4,414,642
Class Y	46,460,435
Class R5	34,281,130
Class R6	62,882,169
Class A:
Net asset value per share	$27.15
Maximum offering price per share
(Net asset value of $27.15 ÷ 94.50%)	$28.73
Class C:
Net asset value and offering price per share	$26.80
Class R:
Net asset value and offering price per share	$27.17
Class Y:
Net asset value and offering price per share	$27.18
Class R5:
Net asset value and offering price per share	$27.21
Class R6:
Net asset value and offering price per share	$27.21

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Growth and Income Fund

Statement of Operations

For the six months ended February 28, 2018

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $1,297,037)	$84,428,357
Dividends from affiliated money market funds	1,342,155
Total investment income	85,770,512

Expenses:
Advisory fees	14,587,667
Administrative services fees	361,019
Custodian fees	175,860
Distribution fees:
Class A	5,087,649
Class B	15,992
Class C	1,286,921
Class R	306,071
Transfer agent fees — A, B, C, R and Y	5,231,118
Transfer agent fees — R5	429,639
Transfer agent fees — R6	22,718
Trustees’ and officers’ fees and benefits	65,484
Registration and filing fees	136,285
Reports to shareholders	210,121
Professional services fees	67,363
Other	66,861
Total expenses	28,050,768
Less: Fees waived and expense offset arrangement(s)	(148,077)
Net expenses	27,902,691
Net investment income	57,867,821

Realized and unrealized gain(loss) from:
Net realized gain (loss) from:
Investment securities	345,472,300
Foreign currencies	(172,243)
Forward foreign currency contracts	(20,099,159)
325,200,898
Change in net unrealized appreciation (depreciation) of:
Investment securities	378,128,234
Foreign currencies	(26,221)
Forward foreign currency contracts	8,459,800
386,561,813
Net realized and unrealized gain	711,762,711
Net increase in net assets resulting from operations	$769,630,532

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Growth and Income Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2018 and the year ended August 31, 2017

(Unaudited)

	February 28, 2018	August 31, 2017
Operations:
Net investment income	$57,867,821	$166,371,087
Net realized gain	325,200,898	719,984,557
Change in net unrealized appreciation	386,561,813	366,172,919
Net increase in net assets resulting from operations	769,630,532	1,252,528,563

Distributions to shareholders from net investment income:
Class A	(46,601,778)	(65,514,878)
Class B	(177,086)	(463,353)
Class C	(2,022,308)	(2,488,783)
Class R	(1,258,232)	(1,636,096)
Class Y	(15,377,489)	(34,864,957)
Class R5	(10,954,552)	(15,467,504)
Class R6	(22,384,960)	(15,099,067)
Total distributions from net investment income	(98,776,405)	(135,534,638)

Distributions to shareholders from net realized gains:
Class A	(358,265,639)	(221,941,621)
Class B	(1,289,142)	(1,690,438)
Class C	(23,235,551)	(16,166,259)
Class R	(10,847,677)	(6,551,730)
Class Y	(107,745,488)	(101,587,392)
Class R5	(74,000,870)	(41,958,702)
Class R6	(143,285,623)	(37,894,451)
Total distributions from net realized gains	(718,669,990)	(427,790,593)

Share transactions–net:
Class A	125,987,899	(443,812,560)
Class B	(18,640,079)	(18,650,096)
Class C	9,137,134	(62,101,458)
Class R	911,264	(7,511,926)
Class Y	119,754,570	(861,160,982)
Class R5	138,831,078	(37,143,521)
Class R6	80,012,654	897,970,051
Net increase (decrease) in net assets resulting from share transactions	455,994,520	(532,410,492)
Net increase in net assets	408,178,657	156,792,840

Net assets:
Beginning of period	7,953,992,545	7,797,199,705
End of period (includes undistributed net investment income of $23,191,550 and $64,100,134, respectively)	$8,362,171,202	$7,953,992,545

Notes to Financial Statements

February 28, 2018

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Growth and Income Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of fourteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is total return through growth of capital and current income.

10                         Invesco Growth and Income Fund

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares were permitted to continue to reinvest dividends and capital gains distributions in Class B shares until their conversion to Class A shares. Also, shareholders in Class B shares were able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they converted to Class A shares. Generally, Class B shares automatically converted to Class A shares on or about the month-end, which was at least eight years after the date of purchase. Redemptions of Class B shares prior to the conversion date were subject to a CDSC. Effective January 26, 2018, all of the Fund’s outstanding Class B shares were converted to Class A shares, in advance of their normally scheduled conversion. No CDSC was paid in connection with this early conversion.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

11                         Invesco Growth and Income Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

12                         Invesco Growth and Income Fund

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $150 million	0.50%
Next $100 million	0.45%
Next $100 million	0.40%
Over $350 million	0.35%

For the six months ended February 28, 2018, the effective advisory fees incurred by the Fund was 0.35%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2018, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “expense limits”). Prior to their conversion to Class A shares, the expense limit for Class B shares was 2.75% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limit.

Further, the Adviser has contractually agreed, through at least June 30, 2019, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended February 28, 2018, the Adviser waived advisory fees of $134,946.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2018, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2018, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A, Class C and Class R shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets, up to 1.00% of Class C average daily net assets and up to 0.50% of Class R average daily net assets. Prior to their

13                         Invesco Growth and Income Fund

conversion to Class A shares, the Fund paid an annual rate of 1.00% of the average daily net assets of Class B shares. The fees are accrued daily and paid monthly.

With respect to Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

For the six months ended February 28, 2018, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2018, IDI advised the Fund that IDI retained $235,721 in front-end sales commissions from the sale of Class A shares and $7,368, $34 and $4,433 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

For the six months ended February 28, 2018, the Fund incurred $29,669 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period.

During the six months ended February 28, 2018, there were transfers from Level 1 to Level 2 of $450,944,059 due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$7,427,550,978	$654,855,419	$—	$8,082,406,397
Money Market Funds	264,206,638	—	—	264,206,638
Total Investments in Securities	7,691,757,616	654,855,419	—	8,346,613,035
Other Investments — Assets*
Forward Foreign Currency Contracts	—	9,863,514	—	9,863,514
Other Investments — Liabilities*
Forward Foreign Currency Contracts	—	(35,796)	—	(35,796)
Total Other Investments	—	9,827,718	—	9,827,718
Total Investments	$7,691,757,616	$664,683,137	$—	$8,356,440,753

*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

14                         Invesco Growth and Income Fund

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 28, 2018:

Derivative Assets	Value
Currency Risk
Unrealized appreciation on forward foreign currency contracts outstanding	$9,863,514
Derivatives not subject to master netting agreements	—
Total Derivative Assets subject to master netting agreements	$9,863,514

Derivative Liabilities	Value
Currency Risk
Unrealized depreciation on forward foreign currency contracts outstanding	$(35,796)
Derivatives not subject to master netting agreements	—
Total Derivative Liabilities subject to master netting agreements	$(35,796)

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of February 28, 2018.

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Bank of New York Mellon (The)	$4,945,267	$—	$4,945,267	$—	$—	$4,945,267
State Street Bank and Trust Co.	4,918,247	(35,796)	4,882,451	—	—	4,882,451
Total	$9,863,514	$(35,796)	$9,827,718	$—	$—	$9,827,718

Effect of Derivative Investments for the year ended February 28, 2018.

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Currency Risk
Realized Gain (Loss):
Forward foreign currency contracts	$(20,099,159)
Change in Net Unrealized Appreciation:
Forward foreign currency contracts	8,459,800
Total	$(11,639,359)

The table below summarizes the average notional value of forward foreign currency contracts outstanding during the period.

Forward Foreign Currency Contracts
Average notional value	$674,843,508

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2018, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $13,131.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

15                         Invesco Growth and Income Fund

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of August 31, 2017.

NOTE 9—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2018 was $1,091,477,593 and $1,478,764,947, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$2,822,744,044
Aggregate unrealized (depreciation) of investments	(221,314,016)
Net unrealized appreciation of investments	$2,601,430,028

Cost of investments for tax purposes is $5,755,010,725.

16                         Invesco Growth and Income Fund

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended February 28, 2018(a)		Year ended August 31, 2017
	Shares	Amount	Shares	Amount
Sold:
Class A	6,481,099	$181,482,651	16,318,087	$436,667,191
Class B(b)	1,748	49,140	16,631	437,415
Class C	466,923	12,986,806	1,257,745	33,502,620
Class R	286,115	8,074,186	885,725	23,720,468
Class Y	5,520,633	154,364,570	19,924,251	535,555,108
Class R5	5,082,257	140,681,924	9,797,691	259,813,052
Class R6	7,244,617	203,934,837	37,497,055	1,029,281,946

Issued as reinvestment of dividends:
Class A	14,354,661	383,728,785	10,237,423	272,829,657
Class B(b)	53,025	1,404,068	77,139	2,036,416
Class C	890,589	23,522,919	649,193	17,135,616
Class R	452,185	12,098,743	306,760	8,186,680
Class Y	4,122,371	110,259,852	4,863,858	129,642,082
Class R5	3,172,230	84,950,514	2,151,742	57,425,474
Class R6	6,094,976	163,246,562	1,935,020	51,657,055

Automatic conversion of Class B shares to Class A shares:(c)
Class A	430,282	12,508,305	576,870	15,437,455
Class B	(435,199)	(12,508,305)	(581,933)	(15,437,455)

Reacquired:
Class A	(16,105,737)	(451,731,842)	(43,757,908)	(1,168,746,863)
Class B(b)	(270,122)	(7,584,982)	(216,421)	(5,686,472)
Class C	(986,124)	(27,372,591)	(4,254,601)	(112,739,694)
Class R	(689,687)	(19,261,665)	(1,474,434)	(39,419,074)
Class Y	(5,167,419)	(144,869,852)	(56,428,516)	(1,526,358,172)
Class R5	(3,085,115)	(86,801,360)	(13,248,623)	(354,382,047)
Class R6	(10,091,937)	(287,168,745)	(6,821,621)	(182,968,950)
Net increase (decrease) in share activity	17,822,371	$455,994,520	(20,288,867)	$(532,410,492)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 30% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Class B shares activity for the period September 1, 2017 through January 26, 2018 (date of conversion).
(c)	Effective as of the close of business January 26, 2018, all outstanding Class B shares were converted to Class A shares.

17                         Invesco Growth and Income Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 2/28/18	$27.42	$0.18		$2.44	$2.62	$(0.33)	$(2.56)	$(2.89)	$27.15	9.76%		$4,074,826	0.81	%(d)	0.81	%(d)	1.27	%(d)	14%
Year ended 08/31/17	25.12	0.53	(e)	3.64	4.17	(0.42)	(1.45)	(1.87)	27.42	16.90		3,972,916	0.82		0.82		1.96	(e)	16
Year ended 08/31/16	25.44	0.38		1.44	1.82	(0.42)	(1.72)	(2.14)	25.12	7.93		4,058,588	0.83		0.83		1.59		18
Year ended 08/31/15	29.30	0.35		(1.09)	(0.74)	(0.54)	(2.58)	(3.12)	25.44	(2.61)		4,450,596	0.84		0.84		1.29		23
Year ended 08/31/14	24.92	0.55	(e)	4.78	5.33	(0.33)	(0.62)	(0.95)	29.30	21.84		5,302,375	0.83		0.84		2.03	(e)	31
Year ended 08/31/13	20.48	0.31		4.47	4.78	(0.34)	—	(0.34)	24.92	23.57		4,766,860	0.81		0.82		1.37		29
Class B
Six months ended /28/18(f)	27.17	0.15		4.36	4.51	(0.33)	(2.56)	(2.89)	28.79	17.56	(g)	—	0.81	(d)(g)	0.81	(d)(g)	1.27	(d)(g)	14
Year ended 08/31/17	24.91	0.52	(e)	3.61	4.13	(0.42)	(1.45)	(1.87)	27.17	16.86	(g)	17,678	0.82	(g)	0.82	(g)	1.96	(e)(g)	16
Year ended 08/31/16	25.24	0.38		1.43	1.81	(0.42)	(1.72)	(2.14)	24.91	7.94	(g)	33,762	0.83	(g)	0.83	(g)	1.59	(g)	18
Year ended 08/31/15	29.10	0.35		(1.09)	(0.74)	(0.54)	(2.58)	(3.12)	25.24	(2.65	)(g)	50,939	0.84	(g)	0.84	(g)	1.29	(g)	23
Year ended 08/31/14	24.75	0.54	(e)	4.75	5.29	(0.32)	(0.62)	(0.94)	29.10	21.86	(g)	82,970	0.83	(g)	0.84	(g)	2.03	(e)(g)	31
Year ended 08/31/13	20.34	0.31		4.44	4.75	(0.34)	—	(0.34)	24.75	23.57	(g)	101,723	0.81	(g)	0.82	(g)	1.37	(g)	29
Class C
Six months ended 02/28/18	27.09	0.07		2.42	2.49	(0.22)	(2.56)	(2.78)	26.80	9.37	(h)	260,536	1.55	(d)(h)	1.55	(d)(h)	0.53	(d)(h)	14
Year ended 08/31/17	24.84	0.32	(e)	3.60	3.92	(0.22)	(1.45)	(1.67)	27.09	16.00		253,253	1.57		1.57		1.21	(e)	16
Year ended 08/31/16	25.17	0.20		1.43	1.63	(0.24)	(1.72)	(1.96)	24.84	7.14	(h)	290,579	1.55	(h)	1.55	(h)	0.87	(h)	18
Year ended 08/31/15	29.01	0.15		(1.08)	(0.93)	(0.33)	(2.58)	(2.91)	25.17	(3.33)		309,526	1.59		1.59		0.54		23
Year ended 08/31/14	24.68	0.34	(e)	4.73	5.07	(0.12)	(0.62)	(0.74)	29.01	20.94		334,902	1.58		1.59		1.28	(e)	31
Year ended 08/31/13	20.29	0.14		4.42	4.56	(0.17)	—	(0.17)	24.68	22.63		289,458	1.56		1.57		0.62		29
Class R
Six months ended 02/28/18	27.43	0.14		2.46	2.60	(0.30)	(2.56)	(2.86)	27.17	9.65		119,946	1.06	(d)	1.06	(d)	1.02	(d)	14
Year ended 08/31/17	25.14	0.46	(e)	3.64	4.10	(0.36)	(1.45)	(1.81)	27.43	16.55		119,766	1.07		1.07		1.71	(e)	16
Year ended 08/31/16	25.45	0.32		1.45	1.77	(0.36)	(1.72)	(2.08)	25.14	7.69		116,837	1.08		1.08		1.34		18
Year ended 08/31/15	29.31	0.29		(1.10)	(0.81)	(0.47)	(2.58)	(3.05)	25.45	(2.86)		139,084	1.09		1.09		1.04		23
Year ended 08/31/14	24.93	0.48	(e)	4.78	5.26	(0.26)	(0.62)	(0.88)	29.31	21.53		181,301	1.08		1.09		1.78	(e)	31
Year ended 08/31/13	20.49	0.25		4.47	4.72	(0.28)	—	(0.28)	24.93	23.26		170,691	1.06		1.07		1.12		29
Class Y
Six months ended 02/28/18	27.44	0.21		2.46	2.67	(0.37)	(2.56)	(2.93)	27.18	9.93		1,262,815	0.56	(d)	0.56	(d)	1.52	(d)	14
Year ended 08/31/17	25.15	0.59	(e)	3.64	4.23	(0.49)	(1.45)	(1.94)	27.44	17.13		1,152,199	0.57		0.57		2.21	(e)	16
Year ended 08/31/16	25.46	0.44		1.46	1.90	(0.49)	(1.72)	(2.21)	25.15	8.24		1,851,513	0.58		0.58		1.84		18
Year ended 08/31/15	29.33	0.42		(1.10)	(0.68)	(0.61)	(2.58)	(3.19)	25.46	(2.39)		1,886,928	0.59		0.59		1.54		23
Year ended 08/31/14	24.94	0.62	(e)	4.78	5.40	(0.39)	(0.62)	(1.01)	29.33	22.17		2,186,472	0.58		0.59		2.28	(e)	31
Year ended 08/31/13	20.50	0.37		4.47	4.84	(0.40)	—	(0.40)	24.94	23.86		1,826,646	0.56		0.57		1.62		29
Class R5
Six months ended 02/28/18	27.47	0.22		2.46	2.68	(0.38)	(2.56)	(2.94)	27.21	9.97		932,740	0.48	(d)	0.48	(d)	1.60	(d)	14
Year ended 08/31/17	25.17	0.61	(e)	3.65	4.26	(0.51)	(1.45)	(1.96)	27.47	17.26		799,681	0.49		0.49		2.29	(e)	16
Year ended 08/31/16	25.49	0.46		1.45	1.91	(0.51)	(1.72)	(2.23)	25.17	8.31		765,516	0.48		0.48		1.94		18
Year ended 08/31/15	29.36	0.45		(1.10)	(0.65)	(0.64)	(2.58)	(3.22)	25.49	(2.29)		738,797	0.48		0.48		1.65		23
Year ended 08/31/14	24.97	0.65	(e)	4.78	5.43	(0.42)	(0.62)	(1.04)	29.36	22.27		880,275	0.47		0.48		2.39	(e)	31
Year ended 08/31/13	20.53	0.39		4.47	4.86	(0.42)	—	(0.42)	24.97	23.96		718,816	0.47		0.48		1.71		29
Class R6
Six months ended 02/28/18	27.48	0.24		2.44	2.68	(0.39)	(2.56)	(2.95)	27.21	9.98		1,711,308	0.38	(d)	0.38	(d)	1.70	(d)	14
Year ended 08/31/17	25.18	0.64	(e)	3.65	4.29	(0.54)	(1.45)	(1.99)	27.48	17.36		1,638,500	0.39		0.39		2.39	(e)	16
Year ended 08/31/16	25.49	0.49		1.46	1.95	(0.54)	(1.72)	(2.26)	25.18	8.46		680,404	0.38		0.38		2.04		18
Year ended 08/31/15	29.36	0.48		(1.10)	(0.62)	(0.67)	(2.58)	(3.25)	25.49	(2.19)		720,155	0.38		0.38		1.75		23
Year ended 08/31/14	24.97	0.68	(e)	4.78	5.46	(0.45)	(0.62)	(1.07)	29.36	22.38		647,350	0.38		0.39		2.48	(e)	31
Year ended 08/31/13(i)	21.23	0.43		3.66	4.09	(0.35)	—	(0.35)	24.97	19.45		335,549	0.38	(j)	0.38	(j)	1.80	(j)	29

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $4,107,266, $12,928, $263,413, $123,443, $1,235,467, $867,119 and $1,688,111 for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Net investment income per share and the ratio of net investment income to average net assets includes significant dividends received during the year ended August 31, 2017. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.40 and 1.47%, $0.39 and 1.47%, $0.19 and 0.72%, $0.33 and 1.22%, $0.46 and 1.72%, $0.48 and 1.80% and $0.51 and 1.90% for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

Net investment income per share and the ratio of net investment income to average net assets includes significant dividends received during the year ended August 31, 2014. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.34 and 1.24%, $0.33 and 1.24%, $0.13 and 0.49%, $0.27 and 0.99%, $0.41 and 1.49%, $0.44 and 1.60% and $0.47 and 1.69% for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(f)	Reflects activity for the period September 1, 2017 through January 26, 2018 (date of conversion).
(g)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets, for Class B shares, reflect actual 12b-1 fees of 0.25% six months ended February 28, 2018, and the years ended August 31, 2017, 2016, 2015, 2014, and 2013, respectively.
(h)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets, for Class C shares, reflect actual 12b-1 fees of 0.99% and 0.98% for the six months ended February 28, 2018 and the year ended August 31, 2016, respectively.
(i)	Commencement date of September 24, 2012.
(j)	Annualized.

18                         Invesco Growth and Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2017 through February 28, 2018.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (09/01/17)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/18)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/18)	Expenses Paid During Period[2]
A	$1,000.00	$1,097.60	$4.21	$1,020.78	$4.06	0.81%
C	1,000.00	1,093.70	8.05	1,017.11	7.75	1.55
R	1,000.00	1,096.50	5.51	1,019.54	5.31	1.06
Y	1,000.00	1,099.30	2.91	1,022.02	2.81	0.56
R5	1,000.00	1,099.70	2.50	1,022.41	2.41	0.48
R6	1,000.00	1,099.80	1.98	1,022.91	1.91	0.38

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2017 through February 28, 2018, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

19                         Invesco Growth and Income Fund

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines.

The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074                      Invesco Distributors, Inc.                                                                             VK-GRI-SAR-1             04202018      0922

Semiannual Report to Shareholders	February 28, 2018

Invesco Low Volatility Equity Yield Fund
Nasdaq:
A: SCAUX ∎ C: SCCUX ∎ R: SCRUX ∎ Y: SCAYX ∎ Investor: SCNUX ∎ R5: SCIUX ∎ R6: SLESX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
9	Financial Statements
11	Notes to Financial Statements
19	Financial Highlights
20	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 8/31/17 to 2/28/18, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	3.57%
Class C Shares	3.13
Class R Shares	3.45
Class Y Shares	3.68
Investor Class Shares	3.56
Class R5 Shares	3.78
Class R6 Shares*	3.69
S&P 500 Index▼ (Broad Market Index)	10.84
Russell 1000 Index▼ (Style-Specific Index)	10.62
Lipper Equity Income Funds Index∎ (Peer Group Index)	7.50
Source(s): ▼FactSet Research Systems Inc.;∎ Lipper Inc.
*Class R6 shares incepted on April 4, 2017. See page 3 for more information.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Russell 1000® Index is an unmanaged index considered representative of large-cap stocks. The Russell 1000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The Lipper Equity Income Funds Index is an unmanaged index considered representative of equity income funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                      Invesco Low Volatility Equity Yield Fund

Average Annual Total Returns
As of 2/28/18, including maximum applicable sales charges

Class A Shares
Inception (3/31/06)	4.78%
10 Years	5.43
5 Years	7.50
1 Year	2.00

Class C Shares
Inception (3/31/06)	4.49%
10 Years	5.23
5 Years	7.89
1 Year	6.10

Class R Shares
Inception (3/31/06)	5.03%
10 Years	5.78%
5 Years	8.46
1 Year	7.66

Class Y Shares
10 Years	6.29%
5 Years	8.99
1 Year	8.15
Investor Class Shares
10 Years	6.04%
5 Years	8.72
1 Year	7.88

Class R5 Shares
Inception (3/31/06)	5.63%
10 Years	6.41
5 Years	9.18
1 Year	8.34

Class R6 Shares
10 Years	6.06%
5 Years	8.79
1 Year	8.24

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Investor Class shares incepted on April 25, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the

Average Annual Total Returns
As of 12/31/17, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (3/31/06)	4.96%
10 Years	4.17
5 Years	8.95
1 Year	9.47

Class B Shares*
Inception (3/31/06)	4.94%
10 Years	4.16
5 Years	9.10
1 Year	9.96

Class C Shares
Inception (3/31/06)	4.67%
10 Years	3.98
5 Years	9.35
1 Year	14.00

Class R Shares
Inception (3/31/06)	5.21%
10 Years	4.52
5 Years	9.92
1 Year	15.63

Class Y Shares
10 Years	5.02%
5 Years	10.47
1 Year	16.19
Investor Class Shares
10 Years	4.78%
5 Years	10.20
1 Year	15.91

Class R5 Shares
Inception (3/31/06)	5.82%
10 Years	5.14
5 Years	10.65
1 Year	16.39

Class R6 Shares
10 Years	4.79%
5 Years	10.25
1 Year	16.21
* Effective January 26, 2018, Class B shares were converted to Class A shares.

most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares was 1.21%, 1.96%, 1.96%, 1.46%, 0.96%, 1.21%, 0.77% and 0.74%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. Note: Effective January 26, 2018, Class B shares were converted to Class A shares. No CDSC was paid in connection with this early conversion. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Investor Class, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                      Invesco Low Volatility Equity Yield Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.”

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                       Invesco Low Volatility Equity Yield Fund

Schedule of Investments(a)

February 28, 2018

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–97.34%
Aerospace & Defense–2.04%
Boeing Co. (The)	14,700	$5,324,487

Airlines–0.25%
Copa Holdings, S.A.–Class A (Panama)	4,800	652,656

Apparel, Accessories & Luxury Goods–3.10%
Michael Kors Holdings Ltd.(b)	65,600	4,128,208
Ralph Lauren Corp.	37,500	3,969,000
		8,097,208

Application Software–1.01%
Cadence Design Systems, Inc.(b)	67,800	2,628,606

Asset Management & Custody Banks–1.02%
Ameriprise Financial, Inc.	11,500	1,799,060
Waddell & Reed Financial, Inc.–Class A	43,900	878,000
		2,677,060

Auto Parts & Equipment–0.13%
Delphi Technologies PLC	7,000	334,250

Biotechnology–8.61%
AbbVie Inc.	45,100	5,223,933
Amgen Inc.	24,300	4,465,611
Biogen Inc.(b)	12,320	3,560,357
Gilead Sciences, Inc.	60,000	4,723,800
Vertex Pharmaceuticals Inc.(b)	27,300	4,532,619
		22,506,320

Brewers–0.11%
Boston Beer Co., Inc. (The)–Class A(b)	1,750	285,338

Casinos & Gaming–1.20%
Las Vegas Sands Corp.	38,800	2,825,028
Stars Group Inc. (The) (Canada)(b)	10,900	299,205
		3,124,233

Coal & Consumable Fuels–0.15%
CONSOL Energy, Inc.(b)	12,300	389,787

Commodity Chemicals–0.45%
LyondellBasell Industries N.V.–Class A	10,900	1,179,598

Communications Equipment–1.96%
F5 Networks, Inc.(b)	11,300	1,678,276
Motorola Solutions, Inc.	32,400	3,439,260
		5,117,536

Computer & Electronics Retail–1.35%
Best Buy Co., Inc.	48,900	3,542,316

Construction Machinery & Heavy Trucks–1.56%
Allison Transmission Holdings, Inc.	12,500	495,375

	Shares	Value
Construction Machinery & Heavy Trucks–(continued)
Cummins Inc.	21,250	$3,573,613
		4,068,988

Data Processing & Outsourced Services–0.20%
Broadridge Financial Solutions, Inc.	5,300	532,014

Department Stores–1.60%
Kohl’s Corp.	63,300	4,183,497

Distillers & Vintners–0.10%
Constellation Brands, Inc.–Class A	1,200	258,576

Diversified Banks–4.81%
Bank of Montreal (Canada)	29,700	2,257,497
Bank of Nova Scotia (The) (Canada)	31,700	1,964,132
Canadian Imperial Bank of Commerce (Canada)	47,200	4,307,000
Toronto-Dominion Bank (The) (Canada)	70,000	4,057,900
		12,586,529

Diversified Chemicals–1.46%
Huntsman Corp.	117,900	3,804,633

Diversified REITs–0.15%
Lexington Realty Trust	27,000	214,920
Select Income REIT	9,500	172,615
		387,535

Electric Utilities–6.47%
Duke Energy Corp.	31,000	2,335,540
Entergy Corp.	60,100	4,556,782
Exelon Corp.	110,500	4,092,920
FirstEnergy Corp.	132,500	4,283,725
Hawaiian Electric Industries, Inc.	8,300	273,568
Xcel Energy, Inc.	31,900	1,380,632
		16,923,167

Footwear–0.29%
Deckers Outdoor Corp.(b)	8,000	756,640

Forest Products–0.09%
Norbord Inc. (Canada)	7,300	246,521

General Merchandise Stores–1.12%
Target Corp.	38,800	2,925,908

Gold–2.70%
Barrick Gold Corp. (Canada)	149,600	1,723,392
Newmont Mining Corp.	109,500	4,182,900
Royal Gold, Inc.	14,300	1,155,011
		7,061,303

Health Care Equipment–1.74%
Baxter International Inc.	67,300	4,562,267

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Low Volatility Equity Yield Fund

	Shares	Value
Health Care REITs–1.86%
National Health Investors, Inc.	31,000	$2,010,970
Senior Housing Properties Trust	189,000	2,861,460
		4,872,430

Health Care Services–1.45%
Express Scripts Holding Co.(b)	50,400	3,802,680

Homebuilding–2.55%
KB Home	16,600	460,650
NVR, Inc.(b)	1,135	3,226,998
Toll Brothers, Inc.	67,800	2,971,674
		6,659,322

Homefurnishing Retail–0.35%
Aaron’s, Inc.	19,900	919,579

Hotel & Resort REITs–0.22%
Hospitality Properties Trust	22,700	577,488

Hotels, Resorts & Cruise Lines–1.99%
Extended Stay America, Inc.(c)	192,100	3,847,763
Royal Caribbean Cruises Ltd.	10,800	1,367,280
		5,215,043

Household Products–0.74%
Procter & Gamble Co. (The)	24,800	1,947,296

Hypermarkets & Super Centers–1.72%
Walmart Inc.	50,000	4,500,500

Industrial REITs–0.59%
DCT Industrial Trust Inc.	7,000	387,450
EastGroup Properties, Inc.	12,000	972,360
Prologis, Inc.	3,000	182,040
		1,541,850

Integrated Oil & Gas–2.75%
Chevron Corp.	29,900	3,346,408
Exxon Mobil Corp.	15,500	1,173,970
Occidental Petroleum Corp.	30,300	1,987,680
Suncor Energy, Inc. (Canada)	20,600	678,152
		7,186,210

Integrated Telecommunication Services–0.61%
BCE Inc. (Canada)	8,700	379,581
Verizon Communications Inc.	25,300	1,207,822
		1,587,403

Internet & Direct Marketing Retail–1.35%
Liberty Expedia Holdings, Inc.–Series A(b)	5,900	231,634
Liberty Interactive Corp. QVC Group– Series A(b)	114,100	3,294,067
		3,525,701

Internet Software & Services–0.72%
eBay Inc.(b)	12,500	535,750
IAC/InterActiveCorp.(b)	9,100	1,355,081
		1,890,831

	Shares	Value
IT Consulting & Other Services–0.51%
Cognizant Technology Solutions Corp.– Class A	16,200	$1,328,724

Life & Health Insurance–1.58%
Aflac, Inc.	46,500	4,132,920

Managed Health Care–2.56%
Cigna Corp.	22,700	4,446,703
WellCare Health Plans Inc.(b)	11,600	2,249,356
		6,696,059

Mortgage REITs–2.43%
Blackstone Mortgage Trust, Inc.–Class A	44,700	1,387,935
Chimera Investment Corp.	48,900	819,564
CYS Investments, Inc.	192,500	1,216,600
Granite Point Mortgage Trust Inc.	9,800	165,130
MFA Financial, Inc.	105,700	752,584
Starwood Property Trust, Inc.	54,500	1,103,625
Two Harbors Investment Corp.	62,000	910,780
		6,356,218

Multi-Utilities–1.81%
CenterPoint Energy, Inc.	136,400	3,689,620
Consolidated Edison, Inc.	14,000	1,048,460
		4,738,080

Office REITs–0.15%
JBG SMITH Properties	11,900	388,535

Oil & Gas Exploration & Production–1.68%
ConocoPhillips	77,900	4,230,749
Murphy Oil Corp.	6,100	154,635
		4,385,384

Oil & Gas Refining & Marketing–4.10%
HollyFrontier Corp.	40,700	1,743,181
Marathon Petroleum Corp.	61,800	3,958,908
Valero Energy Corp.	55,600	5,027,352
		10,729,441

Packaged Foods & Meats–3.01%
Conagra Brands, Inc.	118,700	4,288,631
Flowers Foods, Inc.	15,200	315,248
Sanderson Farms, Inc.	23,300	2,869,395
Tyson Foods, Inc.–Class A	5,200	386,776
		7,860,050

Paper Products–0.24%
Domtar Corp.	14,100	631,116

Personal Products–2.73%
Estee Lauder Cos. Inc. (The)–Class A	31,500	4,360,860
Nu Skin Enterprises, Inc.–Class A	39,600	2,787,840
		7,148,700

Pharmaceuticals–0.65%
Perrigo Co. PLC	5,400	439,884

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Low Volatility Equity Yield Fund

	Shares	Value
Pharmaceuticals–(continued)
Pfizer Inc.	35,000	$1,270,850
		1,710,734

Property & Casualty Insurance–1.32%
Allstate Corp. (The)	13,900	1,282,414
First American Financial Corp.	8,700	504,861
Progressive Corp. (The)	28,700	1,652,546
		3,439,821

Publishing–0.37%
John Wiley & Sons, Inc.–Class A	15,200	976,600

Residential REITs–2.25%
Camden Property Trust	11,300	900,723
Equity LifeStyle Properties, Inc.	47,700	4,035,897
Essex Property Trust, Inc.	4,250	951,277
		5,887,897

Semiconductors–0.57%
Micron Technology, Inc.(b)	30,400	1,483,824

Silver–0.22%
Wheaton Precious Metals Corp. (Canada)	30,500	581,940

Soft Drinks–1.64%
Coca-Cola Co. (The)	84,400	3,647,768
Monster Beverage Corp.(b)	10,300	652,711
		4,300,479

Specialized Consumer Services–1.41%
H&R Block, Inc.	145,200	3,677,916

Specialized REITs–4.35%
American Tower Corp.–Class A	29,600	4,124,168
CoreSite Realty Corp.	6,200	581,870
CubeSmart	37,400	1,002,694
Extra Space Storage Inc.	15,100	1,284,255
Gaming and Leisure Properties, Inc.	13,000	432,380

	Shares	Value
Specialized REITs–(continued)
SBA Communications Corp.–Class A(b)	25,100	$3,947,477
		11,372,844

Systems Software–0.41%
Dell Technologies Inc.–Class V(b)	14,300	1,062,347

Technology Hardware, Storage & Peripherals–2.48%
HP Inc.	206,200	4,823,018
Xerox Corp.	54,500	1,652,440
		6,475,458

Wireless Telecommunication Services–0.30%
Rogers Communications, Inc.–Class B (Canada)	17,300	780,057
Total Common Stocks & Other Equity Interests (Cost $235,886,127)		254,528,450

	Principal Amount
U.S. Treasury Bills–0.22%
1.13%, 03/15/2018(d)(e) (Cost $569,750)	$570,000	569,713

	Shares
Money Market Funds–2.43%
Invesco Government & Agency Portfolio–Institutional Class, 1.30%(f)	2,224,925	2,224,925
Invesco Liquid Assets Portfolio–Institutional Class, 1.55%(f)	1,588,976	1,589,135
Invesco Treasury Portfolio–Institutional Class, 1.29%(f)	2,542,771	2,542,771
Total Money Market Funds (Cost $6,356,934)		6,356,831
TOTAL INVESTMENTS IN SECURITIES–99.99% (Cost $242,812,811)		261,454,994
OTHER ASSETS LESS LIABILITIES–0.01%		34,564
NET ASSETS–100.00%		$261,489,558

Investment Abbreviations:

REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Each share is comprised of one share of common stock of Extended Stay America, Inc. and one share of Class B common stock of ESH Hospitality, Inc.
(d)	Securities are traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1J and Note 4.
(f)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of February 28, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Low Volatility Equity Yield Fund

Portfolio Composition

By sector, based on Net Assets

as of February 28, 2018

Consumer Discretionary	16.8%
Health Care	15.0
Financials	11.2
Consumer Staples	10.0
Real Estate	9.6
Energy	8.7
Utilities	8.3
Information Technology	7.8
Materials	5.2
Industrials	3.8
Telecommunication Services	0.9
U.S. Treasury Bills, Money Market Funds, Plus Other Assets Less Liabilities	2.7

Open Futures Contracts — Equity Risk
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500	47	March-2018	$6,378,840	$(83,543)	$(83,543)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Low Volatility Equity Yield Fund

Statement of Assets and Liabilities

February 28, 2018

(Unaudited)

Assets:
Investments in securities, at value (Cost $236,455,877)	$255,098,163
Investments in affiliated money market funds, at value (Cost $6,356,934)	6,356,831
Foreign currencies, at value (Cost $2,016)	1,962
Receivable for:
Fund shares sold	27,442
Dividends	593,385
Investment for trustee deferred compensation and retirement plans	213,318
Other assets	69,705
Total assets	262,360,806

Liabilities:
Other investments:
Variation margin payable — futures contracts	77,449
Payable for:
Fund shares reacquired	257,683
Amount due custodian	90,504
Accrued fees to affiliates	166,127
Accrued trustees’ and officers’ fees and benefits	3,790
Accrued other operating expenses	47,352
Trustee deferred compensation and retirement plans	228,343
Total liabilities	871,248
Net assets applicable to shares outstanding	$261,489,558

Net assets consist of:
Shares of beneficial interest	$250,619,742
Undistributed net investment income	827,728
Undistributed net realized gain (loss)	(8,516,498)
Net unrealized appreciation	18,558,586
$261,489,558

Net Assets:
Class A	$167,102,479
Class C	$23,837,040
Class R	$281,935
Class Y	$9,683,860
Investor Class	$45,084,448
Class R5	$14,370,197
Class R6	$1,129,599

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	15,028,144
Class C	2,180,892
Class R	25,475
Class Y	866,810
Investor Class	4,040,932
Class R5	1,284,396
Class R6	101,003
Class A:
Net asset value per share	$11.12
Maximum offering price per share
(Net asset value of $11.12 ÷ 94.50%)	$11.77
Class C:
Net asset value and offering price per share	$10.93
Class R:
Net asset value and offering price per share	$11.07
Class Y:
Net asset value and offering price per share	$11.17
Investor Class:
Net asset value and offering price per share	$11.16
Class R5:
Net asset value and offering price per share	$11.19
Class R6:
Net asset value and offering price per share	$11.18

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Low Volatility Equity Yield Fund

Statement of Operations

For the six months ended February 28, 2018

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $45,359)	$4,609,243
Dividends from affiliated money market funds (includes securities lending income of $10,586)	42,752
Total investment income	4,651,995

Expenses:
Advisory fees	804,072
Administrative services fees	47,827
Custodian fees	10,154
Distribution fees:
Class A	213,008
Class B	4,585
Class C	123,575
Class R	835
Investor Class	58,147
Transfer agent fees — A, B, C, R, Y and Investor	270,983
Transfer agent fees — R5	1,921
Transfer agent fees — R6	3
Trustees’ and officers’ fees and benefits	11,741
Registration and filing fees	53,154
Reports to shareholders	39,712
Professional services fees	45,725
Other	12,186
Total expenses	1,697,628
Less: Fees waived and expense offset arrangement(s)	(9,052)
Net expenses	1,688,576
Net investment income	2,963,419

Realized and unrealized gain (loss) from:
Net realized gain from:
Investment securities	5,716,719
Futures contracts	649,694
6,366,413
Change in net unrealized appreciation (depreciation) of:
Investment securities	335,282
Foreign currencies	(55)
Futures contracts	(102,047)
233,180
Net realized and unrealized gain	6,599,593
Net increase in net assets resulting from operations	$9,563,012

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Low Volatility Equity Yield Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2018 and the year ended August 31, 2017

(Unaudited)

	February 28, 2018	August 31, 2017
Operations:
Net investment income	$2,963,419	$6,222,642
Net realized gain	6,366,413	21,278,481
Change in net unrealized appreciation	233,180	2,285,895
Net increase in net assets resulting from operations	9,563,012	29,787,018

Distributions to shareholders from net investment income:
Class A	(1,960,764)	(4,239,519)
Class B	(9,092)	(36,572)
Class C	(192,832)	(469,050)
Class R	(3,556)	(6,145)
Class Y	(152,903)	(277,960)
Investor Class	(535,715)	(1,234,685)
Class R5	(193,167)	(387,700)
Class R6	(145)	(72)
Total distributions from net investment income	(3,048,174)	(6,651,703)

Share transactions–net:
Class A	(7,571,385)	(18,082,497)
Class B	(1,395,465)	(1,529,635)
Class C	(1,787,567)	(5,674,294)
Class R	(102,919)	83,217
Class Y	(3,356,755)	3,675,269
Investor Class	(2,304,032)	(11,307,479)
Class R5	180,922	(476,385)
Class R6	1,191,970	10,000
Net increase (decrease) in net assets resulting from share transactions	(15,145,231)	(33,301,804)
Net increase (decrease) in net assets	(8,630,393)	(10,166,489)

Net assets:
Beginning of period	270,119,951	280,286,440
End of period (includes undistributed net investment income of $827,728 and $912,483, respectively)	$261,489,558	$270,119,951

Notes to Financial Statements

February 28, 2018

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Low Volatility Equity Yield Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of fourteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is income and long-term growth of capital.

The Fund currently consists of seven different classes of shares: Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6. Class Y and Investor Class shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares were permitted to continue to reinvest dividends and capital gains distributions in Class B shares until their conversion to Class A shares. Also, shareholders in Class B shares were able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they converted to Class A shares. Generally, Class B shares automatically converted to Class A shares on or about the month-end, which was at least eight years after the date of purchase. Redemptions of

11                         Invesco Low Volatility Equity Yield Fund

Class B shares prior to the conversion date were subject to a CDSC. Effective January 26, 2018, all of the Fund’s outstanding Class B shares were converted to Class A shares, in advance of their normally scheduled conversion. No CDSC was paid in connection with this early conversion.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and

12                         Invesco Low Volatility Equity Yield Fund

unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
J.

Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund

13                         Invesco Low Volatility Equity Yield Fund

currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.60%
Next $250 million	0.575%
Next $500 million	0.55%
Next $1.5 billion	0.525%
Next $2.5 billion	0.50%
Next $2.5 billion	0.475%
Next $2.5 billion	0.45%
Over $10 billion	0.425%

For the six months ended February 28, 2018, the effective advisory fees incurred by the Fund was 0.60%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2018, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 2.00%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “expense limits”). Prior to their conversion to Class A shares, the expense limit for Class B shares was 2.75% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limit.

Further, the Adviser has contractually agreed, through at least June 30, 2019, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended February 28, 2018, the Adviser waived advisory fees of $3,365.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2018, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2018, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C, Class R and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C

14                         Invesco Low Volatility Equity Yield Fund

shares and 0.50% of the average daily net assets of Class R shares. Prior to their conversion to Class A shares, the Fund paid an annual rate of 1.00% of the average daily net assets of Class B shares. The Fund, pursuant to the Investor Class Plan, reimburses IDI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2018, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2018, IDI advised the Fund that IDI retained $8,124 in front-end sales commissions from the sale of Class A shares and $129 and $152 from Class A and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the six months ended February 28, 2018, there were no material transfers between valuation levels.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$254,528,450	$—	$—	$254,528,450
U.S.Treasury Securities	—	569,713	—	569,713
Money Market Funds	6,356,831	—	—	6,356,831
Total Investments in Securities	260,885,281	569,713	—	261,454,994
Other Investments — Liabilities*
Futures Contracts	(83,543)	—	—	(83,543)
Total Other Investments	(83,543)	—	—	(83,543)
Total Investments	$260,801,738	$569,713	$—	$261,371,451

*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

15                         Invesco Low Volatility Equity Yield Fund

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 28, 2018:

Derivative Liabilities	Equity Risk
Unrealized depreciation on futures contracts — Exchange-Traded(a)	$(83,543)
Derivatives not subject to master netting agreements	83,543
Total Derivative Liabilities subject to master netting agreements	$—

(a)	The variation margin receivable (payable) at period-end is recorded on the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended February 28, 2018

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Equity Risk
Realized Gain:
Futures contracts	$649,694
Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(102,047)
Total	$547,647

The table below summarizes the average notional value of futures contracts purchased, outstanding during the period.

Futures Contracts
Average notional value	$6,244,294

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2018, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $5,687.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

16                         Invesco Low Volatility Equity Yield Fund

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of August 31, 2017, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
August 31, 2018	$14,815,224	$—	$14,815,224

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2018 was $140,127,502 and $155,564,222, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$27,791,979
Aggregate unrealized (depreciation) of investments	(9,282,521)
Net unrealized appreciation of investments	$18,509,458

Cost of investments for tax purposes is $242,861,993.

17                         Invesco Low Volatility Equity Yield Fund

NOTE 10—Share Information

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Summary of Share Activity
	Six months ended February 28, 2018(a)		Year ended August 31, 2017
	Shares	Amount	Shares	Amount
Sold:
Class A	211,263	$2,330,050	703,288	$7,236,109
Class B(b)	766	8,651	7,772	76,959
Class C	55,055	603,736	138,767	1,395,334
Class R	1,698	18,527	17,393	180,224
Class Y	155,871	1,747,262	993,363	10,369,480
Investor Class	83,275	941,429	133,426	1,370,271
Class R5	22,546	251,741	106,659	1,096,390
Class R6(c)	103,919	1,236,273	947	10,000

Issued as reinvestment of dividends:
Class A	163,878	1,820,145	380,834	3,889,388
Class B(b)	819	8,970	3,582	35,902
Class C	16,101	175,856	38,299	384,774
Class R	307	3,388	570	5,805
Class Y	11,468	127,732	20,467	211,283
Investor Class	46,632	519,610	116,590	1,193,878
Class R5	15,333	171,492	37,671	387,189

Conversion of Class B shares to Class A shares(d)
Class A	105,439	1,259,997	127,700	1,314,981
Class B	(108,653)	(1,259,997)	(129,467)	(1,314,981)

Reacquired:
Class A	(1,164,043)	(12,981,577)	(2,951,326)	(30,522,975)
Class B(b)	(13,971)	(153,089)	(32,563)	(327,515)
Class C	(234,228)	(2,567,159)	(735,323)	(7,454,402)
Class R	(11,331)	(124,834)	(10,206)	(102,812)
Class Y	(461,773)	(5,231,749)	(666,493)	(6,905,494)
Investor Class	(334,151)	(3,765,071)	(1,365,938)	(13,871,628)
Class R5	(21,584)	(242,311)	(191,639)	(1,959,964)
Class R6	(3,863)	(44,303)	—	—
Net increase (decrease) in share activity	(1,359,227)	$(15,145,231)	(3,255,627)	$(33,301,804)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 17% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Class B shares activity for the period September 1, 2017 through January 26, 2018 (date of conversion).
(c)	Commencement date of April 4, 2017.
(d)	Effective as of the close of business January 26, 2018, all outstanding Class B shares were converted to Class A shares.

18                         Invesco Low Volatility Equity Yield Fund

NOTE 11—Financial Highlights

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 02/28/18	$10.86	$0.13	$0.26	$0.39	$(0.13)	$—	$(0.13)	$11.12	3.57%	$167,102	1.22	%(d)	1.22	%(d)	2.24	%(d)	53%
Year ended 08/31/17	9.97	0.24	0.90	1.14	(0.25)	—	(0.25)	10.86	11.65	170,628	1.21		1.21		2.33		108
Year ended 08/31/16	9.40	0.25	0.62	0.87	(0.30)	—	(0.30)	9.97	9.40	173,949	1.20		1.20		2.59		107
Year ended 08/31/15	11.75	0.26	(1.43)	(1.17)	(0.31)	(0.87)	(1.18)	9.40	(10.72)	177,739	1.15		1.15		2.49		101
Year ended 08/31/14	9.98	0.31	1.92	2.23	(0.29)	(0.17)	(0.46)	11.75	22.91	224,786	1.14		1.14		2.80		109
Year ended 08/31/13	8.66	0.12	1.31	1.43	(0.11)	—	(0.11)	9.98	16.71	199,636	1.18		1.18		1.31		107
Class B
Six months ended 02/28/18(e)	10.70	0.01	1.15	1.16	(0.08)	—	(0.08)	11.78	10.53	—	1.97	(d)	1.97	(d)	1.49	(d)	53
Year ended 08/31/17	9.82	0.16	0.89	1.05	(0.17)	—	(0.17)	10.70	10.85	1,295	1.96		1.96		1.58		108
Year ended 08/31/16	9.26	0.17	0.61	0.78	(0.22)	—	(0.22)	9.82	8.57	2,669	1.95		1.95		1.84		107
Year ended 08/31/15	11.59	0.18	(1.42)	(1.24)	(0.22)	(0.87)	(1.09)	9.26	(11.42)	5,253	1.90		1.90		1.74		101
Year ended 08/31/14	9.84	0.22	1.90	2.12	(0.20)	(0.17)	(0.37)	11.59	22.08	11,962	1.89		1.89		2.05		109
Year ended 08/31/13	8.53	0.05	1.29	1.34	(0.03)	—	(0.03)	9.84	15.72	13,288	1.93		1.93		0.56		107
Class C
Six months ended 02/28/18(e)	10.68	0.08	0.25	0.33	(0.08)	—	(0.08)	10.93	3.13	23,837	1.97	(d)	1.97	(d)	1.49	(d)	53
Year ended 08/31/17	9.80	0.16	0.89	1.05	(0.17)	—	(0.17)	10.68	10.87	25,022	1.96		1.96		1.58		108
Year ended 08/31/16	9.24	0.17	0.61	0.78	(0.22)	—	(0.22)	9.80	8.59	28,435	1.95		1.95		1.84		107
Year ended 08/31/15	11.56	0.18	(1.41)	(1.23)	(0.22)	(0.87)	(1.09)	9.24	(11.37)	29,959	1.90		1.90		1.74		101
Year ended 08/31/14	9.82	0.22	1.89	2.11	(0.20)	(0.17)	(0.37)	11.56	22.01	40,119	1.89		1.89		2.05		109
Year ended 08/31/13	8.51	0.05	1.29	1.34	(0.03)	—	(0.03)	9.82	15.75	37,335	1.93		1.93		0.56		107
Class R
Six months ended 02/28/18	10.81	0.11	0.26	0.37	(0.11)	—	(0.11)	11.07	3.45	282	1.47	(d)	1.47	(d)	1.99	(d)	53
Year ended 08/31/17	9.92	0.21	0.91	1.12	(0.23)	—	(0.23)	10.81	11.42	376	1.46		1.46		2.08		108
Year ended 08/31/16	9.35	0.22	0.62	0.84	(0.27)	—	(0.27)	9.92	9.16	268	1.45		1.45		2.34		107
Year ended 08/31/15	11.69	0.24	(1.43)	(1.19)	(0.28)	(0.87)	(1.15)	9.35	(10.93)	170	1.40		1.40		2.24		101
Year ended 08/31/14	9.93	0.28	1.91	2.19	(0.26)	(0.17)	(0.43)	11.69	22.60	206	1.39		1.39		2.55		109
Year ended 08/31/13	8.61	0.10	1.30	1.40	(0.08)	—	(0.08)	9.93	16.37	200	1.43		1.43		1.06		107
Class Y
Six months ended 02/28/18	10.91	0.14	0.26	0.40	(0.14)	—	(0.14)	11.17	3.68	9,684	0.97	(d)	0.97	(d)	2.49	(d)	53
Year ended 08/31/17	10.02	0.27	0.90	1.17	(0.28)	—	(0.28)	10.91	11.89	12,671	0.96		0.96		2.58		108
Year ended 08/31/16	9.45	0.27	0.62	0.89	(0.32)	—	(0.32)	10.02	9.64	8,152	0.95		0.95		2.84		107
Year ended 08/31/15	11.80	0.29	(1.43)	(1.14)	(0.34)	(0.87)	(1.21)	9.45	(10.43)	4,861	0.90		0.90		2.74		101
Year ended 08/31/14	10.02	0.33	1.94	2.27	(0.32)	(0.17)	(0.49)	11.80	23.24	5,383	0.89		0.89		3.05		109
Year ended 08/31/13	8.71	0.15	1.30	1.45	(0.14)	—	(0.14)	10.02	16.90	4,189	0.93		0.93		1.56		107
Investor Class
Six months ended 02/28/18	10.90	0.13	0.26	0.39	(0.13)	—	(0.13)	11.16	3.56	45,084	1.22	(d)	1.22	(d)	2.24	(d)	53
Year ended 08/31/17	10.00	0.24	0.91	1.15	(0.25)	—	(0.25)	10.90	11.73	46,259	1.21		1.21		2.33		108
Year ended 08/31/16	9.43	0.25	0.62	0.87	(0.30)	—	(0.30)	10.00	9.38	53,620	1.20		1.20		2.59		107
Year ended 08/31/15	11.78	0.27	(1.44)	(1.17)	(0.31)	(0.87)	(1.18)	9.43	(10.68)	52,880	1.15		1.15		2.49		101
Year ended 08/31/14	10.01	0.31	1.92	2.23	(0.29)	(0.17)	(0.46)	11.78	22.85	65,428	1.14		1.14		2.80		109
Year ended 08/31/13	8.69	0.12	1.31	1.43	(0.11)	—	(0.11)	10.01	16.65	64,369	1.18		1.18		1.31		107
Class R5
Six months ended 02/28/18	10.93	0.15	0.26	0.41	(0.15)	—	(0.15)	11.19	3.78	14,370	0.78	(d)	0.78	(d)	2.68	(d)	53
Year ended 08/31/17	10.03	0.29	0.91	1.20	(0.30)	—	(0.30)	10.93	12.20	13,858	0.77		0.77		2.77		108
Year ended 08/31/16	9.46	0.29	0.62	0.91	(0.34)	—	(0.34)	10.03	9.82	13,194	0.77		0.77		3.02		107
Year ended 08/31/15	11.82	0.31	(1.44)	(1.13)	(0.36)	(0.87)	(1.23)	9.46	(10.35)	13,881	0.75		0.75		2.89		101
Year ended 08/31/14	10.03	0.35	1.94	2.29	(0.33)	(0.17)	(0.50)	11.82	23.48	16,272	0.75		0.75		3.19		109
Year ended 08/31/13	8.71	0.16	1.31	1.47	(0.15)	—	(0.15)	10.03	17.12	13,000	0.76		0.76		1.73		107
Class R6
Six months ended 02/28/18	10.93	0.15	0.25	0.40	(0.15)	—	(0.15)	11.18	3.69	1,130	0.76	(d)	0.76	(d)	2.70	(d)	53
Year ended 08/31/17(f)	10.58	0.12	0.31	0.43	(0.08)	—	(0.08)	10.93	4.05	10	0.75	(g)	0.75	(g)	2.79	(g)	108

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $171,829, $1,133, $24,920, $337, $11,599, $46,903, $14,373 and $238 for Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares, respectively.
(e)	Reflects activity for the period September 1, 2017 through January 26, 2018 (date of conversion).
(f)	Commencement date of April 4, 2017.
(g)	Annualized.

19                         Invesco Low Volatility Equity Yield Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2017 through February 28, 2018.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (09/01/17)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/18)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/18)	Expenses Paid During Period[2]
A	$1,000.00	$1,035.70	$6.16	$1,018.74	$6.11	1.22%
C	1,000.00	1,031.30	9.92	1,015.03	9.84	1.97
R	1,000.00	1,034.50	7.42	1,017.50	7.35	1.47
Y	1,000.00	1,036.80	4.90	1,019.98	4.86	0.97
Investor	1,000.00	1,035.60	6.16	1,018.74	6.11	1.22
R5	1,000.00	1,037.80	3.94	1,020.93	3.91	0.78
R6	1,000.00	1,036.90	3.84	1,021.03	3.81	0.76

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2017 through February 28, 2018, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

20                         Invesco Low Volatility Equity Yield Fund

Explore High-Conviction Investing with Invesco

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Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074                      Invesco Distributors, Inc.                                                                                      LVEY-SAR-1            04202018      0915

Semiannual Report to Shareholders	February 28, 2018

Invesco Pennsylvania Tax Free Income Fund
Nasdaq:
A: VKMPX ∎ C: VKPCX ∎ Y: VKPYX ∎ R6: VKPSX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
11	Financial Statements
13	Notes to Financial Statements
20	Financial Highlights
21	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 8/31/17 to 2/28/18, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-0.56%
Class C Shares	-0.93
Class Y Shares	-0.37
Class R6 Shares*	-0.37
S&P Municipal Bond Index▼ (Broad Market Index)	-1.15
S&P Municipal Bond Pennsylvania 5+ Year Investment Grade Index▼ (Style-Specific Index)	-1.27
Lipper Pennsylvania Municipal Debt Funds Index∎ (Peer Group Index)	-1.37
Source(s): ▼FactSet Research Systems Inc.; ∎Lipper Inc.

*Class R6 shares incepted on April 4, 2017. See page 3 for more information.

The S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.

    The S&P Municipal Bond Pennsylvania 5+ Year Investment Grade Index is a subset of the broad S&P Municipal Bond Index. This index of market value-weighted investment grade US municipal bonds seeks to measure the performance of Pennsylvania-issued US municipals whose maturities are equal to or greater than five years.

     The Lipper Pennsylvania Municipal Debt Funds Index is an unmanaged index considered representative of funds that limit assets to those securities that are exempt from taxation in Pennsylvania.

     The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                      Invesco Pennsylvania Tax Free Income Fund

Average Annual Total Returns
As of 2/28/18, including maximum applicable sales charges

Class A Shares
Inception (5/1/87)	5.41%
10 Years	4.08
5 Years	1.45
1 Year	–1.39

Class C Shares
Inception (8/13/93)	3.43%
10 Years	3.76
5 Years	1.59
1 Year	1.23

Class Y Shares
10 Years	4.75%
5 Years	2.61
1 Year	3.32

Class R6 Shares
10 Years	4.56%
5 Years	2.39
1 Year	3.27

Effective June 1, 2010, Class A, Class B and Class C shares of the predecessor fund, Van Kampen Pennsylvania Tax Free Income Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class B and Class C shares, respectively, of Invesco Van Kampen Pennsylvania Tax Free Income Fund (renamed Invesco Penn-sylvania Tax Free Income Fund). Returns shown above, prior to June 1, 2010, for Class A, Class B and Class C shares are blended returns of the predecessor fund and Invesco Pennsylvania Tax Free Income Fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class Y shares incepted on June 1, 2010. Performance shown prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on

Average Annual Total Returns
As of 12/31/17, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (5/1/87)	5.48%
10 Years	3.63
5 Years	1.89
1 Year	0.66

Class B Shares*
Inception (5/3/93)	4.13%
10 Years	3.98
5 Years	2.42
1 Year	0.08

Class C Shares
Inception (8/13/93)	3.51%
10 Years	3.30
5 Years	2.02
1 Year	3.37

Class Y Shares
10 Years	4.28%
5 Years	3.04
1 Year	5.34

Class R6 Shares
10 Years	4.09%
5 Years	2.81
1 Year	5.32
* Effective January 26, 2018, Class B shares were converted to Class A shares.

Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y and Class R6 shares was 1.19%, 1.19%, 1.94%, 0.94% and 0.96%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 4.25% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 4% at the time of purchase to 0% at the beginning of the seventh year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. Note: Effective January 26, 2018, Class B shares were converted to Class A shares. No CDSC was paid in connection with this early conversion. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                      Invesco Pennsylvania Tax Free Income Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.”

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                      Invesco Pennsylvania Tax Free Income Fund

Schedule of Investments

February 28, 2018

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–110.38%(a)
Pennsylvania–105.78%
Allegheny (County of) Higher Education Building Authority (Chatham University); Series 2012 A, University RB	5.00%	09/01/2035	$1,000	$1,054,680
Allegheny (County of) Higher Education Building Authority (Duquesne University);
Series 1998, Ref. University RB(INS–AMBAC)(b)	5.50%	03/01/2020	1,050	1,091,034
Series 2011 A, University RB(c)(d)	5.50%	03/01/2021	550	610,819
Allegheny (County of) Higher Education Building Authority (Robert Morris University); Series 2008 A, University RB(c)(d)	6.00%	10/15/2018	1,000	1,028,570
Allegheny (County of) Hospital Development Authority (University of Pittsburgh Medical Center); Series 2009, RB	5.63%	08/15/2039	1,250	1,310,137
Allegheny (County of) Industrial Development Authority (Residential Resources, Inc.); Series 2006, Lease RB	5.10%	09/01/2026	980	981,705
Allegheny (County of) Sanitary Authority; Series 2015, Ref. RB(e)	5.00%	12/01/2045	2,120	2,344,656
Allegheny (County of); Series 2008 C-61, Unlimited Tax GO Bonds(c)(d)	5.00%	12/01/2018	500	513,740
Allentown Neighborhood Improvement Zone Development Authority (City Center); Series 2017, Tax RB(f)	5.00%	05/01/2022	325	351,709
Beaver (County of) Industrial Development Authority (FirstEnergy Generation); Series 2008 B, Ref. PCR(c)	4.25%	04/01/2021	545	500,038
Berks (County of) Industrial Development Authority (Highlands at Wyomissing);
Series 2017 A, Ref. Healthcare Facilities RB	5.00%	05/15/2037	750	816,262
Series 2017 C, Healthcare Facilities RB	5.00%	05/15/2047	325	352,560
Berks (County of) Municipal Authority (Reading Hospital Medical Center); Series 2012 A, RB	5.00%	11/01/2040	1,000	1,065,800
Bethlehem (City of);
Series 2014, Ref. Gtd. Water RB(INS–BAM)(b)	5.00%	11/15/2030	425	469,863
Series 2014, Ref. Gtd. Water RB(INS–BAM)(b)	5.00%	11/15/2031	425	469,268
Bethlehem Area School District; Series 2010, Unlimited Tax GO Bonds(c)(d)	5.25%	01/15/2020	1,000	1,067,520
Central Bradford Progress Authority (Guthrie Healthcare System); Series 2011, RB	5.38%	12/01/2041	1,100	1,204,522
Centre (County of) Hospital Authority (Mt. Nittany Medical Center);
Series 2011, RB(c)(d)	6.25%	11/15/2021	500	579,535
Series 2016 A, Ref. RB	5.00%	11/15/2046	500	544,660
Chester (County of) Industrial Development Authority (Avon Grove Charter School); Series 2017 A, Ref. RB	5.00%	12/15/2051	770	794,001
Chester (County of) Industrial Development Authority (Colleguim Charter School); Series 2017 A, RB	5.25%	10/15/2047	695	708,066
Chester (County of) Industrial Development Authority (Renaissance Academy Charter School); Series 2014, RB	5.00%	10/01/2044	1,000	1,045,550
Chester (County of) Industrial Development Authority (University Student Housing, LLC at West Chester University of Pennsylvania); Series 2013, Student Housing RB	5.00%	08/01/2045	750	786,158
Commonwealth Financing Authority;
Series 2018, Tobacco Master Settlement Payment RB(e)	5.00%	06/01/2034	2,500	2,770,450
Series 2018, Tobacco Master Settlement Payment RB(e)	5.00%	06/01/2035	500	551,845
Cumberland (County of) Municipal Authority (Asbury Pennsylvania Obligated Group); Series 2010, RB	6.00%	01/01/2040	870	908,193
Cumberland (County of) Municipal Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Dickinson College); Series 2009, RB(c)(d)	5.00%	11/01/2019	750	792,832
Cumberland (County of) Municipal Authority (Diakon Lutheran Ministries); Series 2015, Ref. RB	5.00%	01/01/2038	1,270	1,375,156
Cumberland (County of) Municipal Authority (Messiah Village); Series 2008 A, RB	5.63%	07/01/2028	1,000	1,011,140
Dauphin (County of) General Authority (Pinnacle Health System);
Series 2009, Health System RB	6.00%	06/01/2036	340	354,079
Series 2009, Ref. Health System RB(c)(d)	6.00%	06/01/2019	1,875	1,979,306
Series 2016 A, Ref. Health System RB	5.00%	06/01/2034	510	574,479
Delaware (County of) Authority (Neumann College); Series 2008, College RB(c)(d)	6.25%	10/01/2018	110	113,072
Delaware (County of) Authority (Villanova University); Series 2015, RB	5.00%	08/01/2045	215	240,056

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Pennsylvania Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Delaware (County of) Industrial Development Authority (Covanta); Series 2015, Ref. RB	5.00%	07/01/2043	$425	$427,197
Delaware River Port Authority (Port District);
Series 2012, Ref. RB	5.00%	01/01/2025	540	592,537
Series 2012, Ref. RB	5.00%	01/01/2027	535	581,508
Delaware River Port Authority; Series 2010 D, RB	5.00%	01/01/2040	1,000	1,053,450
Delaware Valley Regional Financial Authority; Series 2002, RB	5.75%	07/01/2032	1,000	1,233,930
Doylestown (City of) Hospital Authority; Series 2013 A, RB(INS–AGM)(b)	5.00%	07/01/2024	1,000	1,109,290
East Hempfield (Township of) Industrial Development Authority (Student Services Inc. Student Housing);
Series 2013, RB	5.00%	07/01/2035	500	528,930
Series 2014, RB	5.00%	07/01/2039	250	264,133
East Hempfield (Township of) Industrial Development Authority (Willow Valley Communities);
Series 2016, Ref. RB	5.00%	12/01/2030	210	237,437
Series 2016, Ref. RB	5.00%	12/01/2039	370	410,004
Erie (City of) Higher Education Building Authority (Mercyhurst College); Series 2008, College RB(c)(d)	5.50%	09/15/2018	500	511,045
Franklin (County of) Industrial Development Authority (Chambersburg Hospital); Series 2010, RB	5.38%	07/01/2042	1,000	1,062,670
Fulton (County of) Industrial Development Authority (The Fulton County Medical Center); Series 2016, Ref. Hospital RB	5.00%	07/01/2040	1,515	1,521,045
Geisinger Authority (Geisinger Health System);
Series 2011 A-1, Health System RB	5.13%	06/01/2041	500	532,780
Series 2017 A-1, Ref. Health System RB(e)	5.00%	02/15/2045	2,190	2,442,354
Lancaster (County of) Hospital Authority (Brethren Village); Series 2017, Ref. RB	5.13%	07/01/2037	1,135	1,238,171
Lancaster (County of) Hospital Authority (Landis Homes Retirement Community); Series 2015, Ref. Health Center RB	5.00%	07/01/2045	625	662,300
Lancaster (County of) Hospital Authority (Masonic Villages); Series 2015, Ref. RB	5.00%	11/01/2035	210	232,602
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(g)(h)	1.11%	10/15/2025	920	920,000
Lehigh (County of) General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	5.25%	07/01/2042	825	835,766
Lehigh (County of) General Purpose Authority (Kidspeace Obligation Group);
Series 2014 A, RB	7.50%	02/01/2044	660	673,851
Series 2014 B, Conv. CAB RB(i)	7.50%	02/01/2044	172	55,852
Series 2014 C, RB(j)	0.00%	02/01/2044	516	83
Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(g)(h)	1.10%	09/01/2028	2,750	2,750,000
Lycoming (County of) Authority (Pennsylvania College of Technology); Series 2011, RB	5.00%	07/01/2030	750	804,067
Lycoming (County of) Authority (Susquehanna Health System); Series 2009 A, Heath System RB	5.75%	07/01/2039	1,250	1,312,900
Montgomery (County of) Higher Education & Health Authority (Abington Memorial Hospital Obligated Group); Series 2012, RB(c)(d)	5.00%	06/01/2022	1,400	1,575,630
Montgomery (County of) Higher Education & Health Authority (Holy Redeemer Health System); Series 2014, Ref. RB	5.00%	10/01/2027	390	424,347
Montgomery (County of) Industrial Development Authority (ACTS Retirement-Life Communities, Inc.);
Series 2009 A-1, RB(c)(d)	6.25%	11/15/2019	1,000	1,077,600
Series 2012, Ref. RB	5.00%	11/15/2028	900	977,211
Montgomery (County of) Industrial Development Authority (Albert Einstein Healthcare); Series 2015, Ref. Health System RB	5.25%	01/15/2045	850	905,326
Montgomery (County of) Industrial Development Authority (Philadelphia Presbytery Homes, Inc.); Series 2010, RB(c)(d)	6.63%	12/01/2021	1,500	1,755,120
Northampton (County of) General Purpose Authority (LaFayette College); Series 2017, Ref. Hospital Facilities RB(e)	5.00%	11/01/2047	1,635	1,843,119
Northampton (County of) General Purpose Authority (Lehigh University); Series 2009, Higher Education RB(c)(d)	5.50%	05/15/2019	1,000	1,048,460
Northampton (County of) General Purpose Authority (St. Luke’s Hospital); Series 2008 A, Hospital RB(c)(d)	5.50%	08/15/2018	1,000	1,018,200
Northampton (County of) General Purpose Authority (St. Luke’s University Health Network); Series 2016, Ref. Hospital RB	5.00%	08/15/2036	330	360,891

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Pennsylvania Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Northampton (County of) Industrial Development Authority (Morningstar Senior Living, Inc.); Series 2012, RB	5.00%	07/01/2032	$920	$946,248
Pennsylvania (Commonwealth of); First Series 2014, Unlimited Tax GO Bonds(e)	5.00%	06/15/2034	3,000	3,352,200
Pennsylvania (State of) Economic Development Financing Agency (Forum Place); Series 2012, Governmental Lease RB	5.00%	03/01/2034	500	540,340
Pennsylvania (State of) Economic Development Financing Authority (Amtrak); Series 2012 A, Ref. Exempt Facilities RB(k)	5.00%	11/01/2041	1,200	1,285,320
Pennsylvania (State of) Economic Development Financing Authority (Capital Region Parking System); Series 2013, Jr. Parking System RB	6.00%	07/01/2053	920	1,063,925
Pennsylvania (State of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. Exempt Facilities RB(k)	5.50%	11/01/2044	635	670,046
Pennsylvania (State of) Economic Development Financing Authority (PA Bridges Finco L.P.); Series 2015, RB(k)	5.00%	12/31/2034	1,235	1,351,880
Pennsylvania (State of) Economic Development Financing Authority (Philadelphia Biosolids Facility); Series 2009, Sewage Sludge Disposal RB	6.25%	01/01/2032	1,000	1,058,340
Pennsylvania (State of) Economic Development Financing Authority (Waste Management, Inc.); Series 2004 A, Solid Waste Disposal RB(c)	1.50%	05/01/2018	1,500	1,499,985
Pennsylvania (State of) Higher Educational Facilities Authority (AICUP Financing Program-Del Valley College); Series 2012, RB	5.00%	11/01/2042	535	504,591
Pennsylvania (State of) Higher Educational Facilities Authority (Edinboro University Foundation);
Series 2008, RB(c)(d)	5.88%	07/01/2018	750	761,385
Series 2010, RB(c)(d)	6.00%	07/01/2020	500	548,910
Pennsylvania (State of) Higher Educational Facilities Authority (La Salle University); Series 2012, RB	5.00%	05/01/2042	1,180	1,228,675
Pennsylvania (State of) Higher Educational Facilities Authority (Shippensburg University Student Services); Series 2012, RB	5.00%	10/01/2035	1,300	1,353,326
Pennsylvania (State of) Higher Educational Facilities Authority (St. Joseph’s University); Series 2010 A, RB	5.00%	11/01/2034	500	534,005
Pennsylvania (State of) Higher Educational Facilities Authority (Temple University); First Series 2012, RB	5.00%	04/01/2042	570	618,712
Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2015, Ref. RB	5.25%	09/01/2050	845	937,181
Pennsylvania (State of) Higher Educational Facilities Authority (University of Pennsylvania); Series 2017 A, Health System RB	5.00%	08/15/2047	535	595,915
Pennsylvania (State of) Turnpike Commission;
Series 2008 B-1, Sub. RB(c)(d)	5.50%	06/01/2018	1,000	1,010,360
Series 2009 C, Sub. RB(INS–AGM)(b)	6.25%	06/01/2033	2,000	2,461,820
Series 2009 E, Sub. RB	6.38%	12/01/2038	1,435	1,762,481
Series 2010 A-1, Motor License Fund Special RB(c)(d)	5.00%	12/01/2019	500	529,430
Subseries 2010 A-2, Ref. Motor License Fund Special RB(c)(d)	5.50%	12/01/2020	820	903,968
Subseries 2010 A-2, Sub. Motor License Fund Special RB(c)(d)	5.50%	12/01/2020	180	197,921
Subseries 2010 B-2, Motor License Fund Special RB(c)(d)	5.00%	12/01/2020	235	255,259
Subseries 2010 B-2, Ref. Sub. Special Turnpike RB(c)(d)	5.00%	12/01/2020	265	287,846
Subseries 2010 B-2, Sub. RB(c)(d)	5.13%	12/01/2020	500	544,775
Subseries 2010 B-2, Sub. Special Turnpike RB(c)(d)	5.00%	12/01/2020	125	135,776
Subseries 2017 B-1, Sub. Turnpike RB	5.25%	06/01/2047	1,000	1,118,730
Pennsylvania State University; Series 2016 A, RB(e)	5.00%	09/01/2041	2,195	2,497,427
Philadelphia (City of) (1998 General Ordinance); Fifteenth Series 2017, Ref. Gas Works RB	5.00%	08/01/2047	750	836,355
Philadelphia (City of) Authority for Industrial Development (The Children’s Hospital of Philadelphia); Series 2014 A, Hospital RB(e)	5.00%	07/01/2042	1,500	1,684,995
Philadelphia (City of) Authority for Industrial Development (Wesley Enhanced Living Obligated Group); Series 2017, Ref. Sr. Living Facilities RB	5.00%	07/01/2042	1,000	1,057,220
Philadelphia (City of) Hospitals & Higher Education Facilities Authority (Jefferson Health System); Series 2010 B, RB(c)(d)	5.00%	05/15/2020	1,500	1,608,570
Philadelphia (City of) Hospitals & Higher Education Facilities Authority (Temple University Health System); Series 2017, Ref. RB	5.00%	07/01/2032	1,000	1,084,480

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Pennsylvania Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Philadelphia (City of) Industrial Development Authority (Architecture & Design Charter High School); Series 2013, RB	6.13%	03/15/2043	$585	$589,850
Philadelphia (City of) Industrial Development Authority (Discovery Charter School); Series 2012, RB	6.25%	04/01/2042	1,000	1,032,920
Philadelphia (City of) Industrial Development Authority (First Philadelphia Preparatory Charter School); Series 2014 A, RB	7.00%	06/15/2033	875	986,904
Philadelphia (City of) Industrial Development Authority (Independence Charter School); Series 2007 A, RB	5.50%	09/15/2037	1,235	1,235,543
Philadelphia (City of) Industrial Development Authority (Kipp Philadelphia Charter School); Series 2016 B, RB	5.00%	04/01/2046	640	640,397
Philadelphia (City of) Industrial Development Authority (MaST Charter School); Series 2010, RB(c)(d)	6.00%	08/01/2020	700	771,757
Philadelphia (City of) Industrial Development Authority (Mast I Charter School); Series 2016 A, Ref. RB	5.25%	08/01/2046	1,500	1,532,670
Philadelphia (City of) Industrial Development Authority (New Foundations Charter School); Series 2012, RB	6.63%	12/15/2041	750	830,527
Philadelphia (City of) Industrial Development Authority (Performing Arts Charter School); Series 2013, RB(f)	6.50%	06/15/2033	945	997,107
Philadelphia (City of) Industrial Development Authority (University of the Arts); Series 2017, Ref. RB(f)	5.00%	03/15/2045	540	512,401
Philadelphia (City of);
Ninth Series 2010, Gas Works RB(c)(d)	5.25%	08/01/2020	390	423,084
Ninth Series 2010, Gas Works RB	5.25%	08/01/2040	610	652,304
Series 2009 A, Ref. Unlimited Tax GO Bonds(c)(d)	5.50%	08/01/2019	110	116,100
Series 2009 A, Ref. Unlimited Tax GO Bonds(INS–AGC)(b)	5.50%	08/01/2024	890	938,452
Series 2010 C, Water & Wastewater RB(c)(d)	5.00%	08/01/2020	970	1,048,977
Series 2010 C, Water & Wastewater RB(INS–AGM)(b)	5.00%	08/01/2035	280	298,054
Series 2011, Unlimited Tax GO Bonds(c)(d)	6.00%	08/01/2020	500	551,880
Series 2017, Ref. Unlimited Tax GO Bonds	5.00%	08/01/2041	880	977,610
Series 2017 A, Ref. Unlimited Tax GO Bonds	5.00%	08/01/2036	700	785,365
Series 2017 A, Water & Wastewater RB(e)	5.25%	10/01/2052	2,070	2,369,902
Philadelphia (State of) Authority for Industrial Development (Cultural and Commercials Corridors); Series 2016, Ref. City Agreement RB	5.00%	12/01/2031	840	938,700
Philadelphia (State of) Authority for Industrial Development (Temple University); First Series 2015, Ref. RB	5.00%	04/01/2045	530	590,001
Philadelphia School District;
Series 2007 A, Ref. Unlimited Tax GO Bonds(INS–NATL)(b)	5.00%	06/01/2025	535	599,762
Series 2008 E, Limited Tax GO Bonds(c)(d)	5.13%	09/01/2018	1,230	1,253,554
Series 2008 E, Limited Tax GO Bonds(c)(d)	5.13%	09/01/2018	20	20,383
Series 2008 E, Limited Tax GO Bonds(INS–BHAC)(b)	5.13%	09/01/2023	250	254,598
Pittsburgh (City of) & Allegheny (County of) Sports & Exhibition Authority (Regional Asset District); Series 2010, Ref. Sales Tax RB(INS–AGM)(b)	5.00%	02/01/2031	1,000	1,065,210
Pittsburgh (City of) Water & Sewer Authority; Series 2013 A, Ref. First Lien RB	5.00%	09/01/2031	500	556,495
Southcentral (Region of) General Authority (Wellspan Health Obligated Group); Series 2014, Ref. RB(e)	5.00%	06/01/2044	3,180	3,447,851
State Public School Building Authority (Harrisburg School District);
Series 2009, RB(c)(d)	5.00%	05/15/2019	165	171,815
Series 2009, RB(c)(d)	5.00%	05/15/2019	165	171,815
Series 2009, RB(c)(d)	5.00%	05/15/2019	670	697,671
Series 2016 A, Ref. RB(INS–AGM)(b)	5.00%	12/01/2030	1,055	1,202,299
Susquehanna Area Regional Airport Authority; Series 2012 A, Airport System RB(k)	5.00%	01/01/2027	1,185	1,291,342
Union (County of) Hospital Authority (Evangelical Community Hospital); Series 2011, Ref. & Improvement RB	7.00%	08/01/2041	1,000	1,101,510
Washington (County of) Industrial Development Authority (Washington Jefferson College); Series 2010, College RB(c)(d)	5.25%	05/01/2020	500	538,765
Washington (County of) Redevelopment Authority (Victory Centre Tanger Outlet Development); Series 2006 A, Tax Allocation RB	5.45%	07/01/2035	1,295	1,296,826
Washington (County of) Redevelopment Authority; Series 2018, Ref. Tax Allocation RB	5.00%	07/01/2028	500	522,140

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Pennsylvania Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Westmoreland (County of) Municipal Authority; Series 2013, RB(c)(d)	5.00%	08/15/2023	$750	$862,755
Wilkes-Barre (City of) Finance Authority (University of Scranton); Series 2010, RB(c)(d)	5.00%	11/01/2020	850	925,522
				134,970,482

Guam–3.57%
Guam (Territory of) (Section 30); Series 2009 A, Limited Obligation RB(c)(d)	5.75%	12/01/2019	1,250	1,341,475
Guam (Territory of) Power Authority;
Series 2010 A, RB(c)(d)	5.50%	10/01/2020	410	449,274
Series 2012 A, Ref. RB	5.00%	10/01/2034	520	544,856
Guam (Territory of) Waterworks Authority;
Series 2010, Water & Wastewater System RB(c)(d)	5.63%	07/01/2020	1,000	1,091,210
Series 2014 A, Ref. Water & Wastewater System RB	5.00%	07/01/2029	285	310,425
Guam (Territory of); Series 2011 A, Business Privilege Tax RB	5.13%	01/01/2042	785	818,755
				4,555,995

Virgin Islands–1.03%
Virgin Islands (Government of) Port Authority; Series 2014 A, Ref. Marine RB(k)	5.00%	09/01/2029	575	569,888
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note — Diageo); Series 2009 A, Sub. RB	6.63%	10/01/2029	640	395,200
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/2025	500	352,500
				1,317,588
TOTAL INVESTMENTS IN SECURITIES(l)–110.38% (Cost $136,528,955)				140,844,065
FLOATING RATE NOTE OBLIGATIONS–(11.01)%
Notes with interest and fee rates ranging from 1.63% to 1.64% at 02/28/2018 and maturities of collateral ranging from 06/01/2034 to 10/01/2052 (See Note 1J)(m)				(14,045,000)
OTHER ASSETS LESS LIABILITIES–0.63%				798,890
NET ASSETS–100.00%				$127,597,955

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
CAB	– Capital Appreciation Bonds
Conv.	– Convertible
GO	– General Obligation
Gtd.	– Guaranteed
INS	– Insurer
Jr.	– Junior
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Sub.	– Subordinated
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Pennsylvania Tax Free Income Fund

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Fund’s use of leverage.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(e)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1J.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2018 was $1,861,217, which represented 1.46% of the Fund’s Net Assets.
(g)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on February 28, 2018.
(h)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(i)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(j)	Zero coupon bond issued at a discount.
(k)	Security subject to the alternative minimum tax.
(l)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.
(m)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at February 28, 2018. At February 28, 2018, the Fund’s investments with a value of $23,304,799 are held by TOB Trusts and serve as collateral for the $14,045,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on total investments

as of February 28, 2018

Revenue Bonds	70.6%
Pre-Refunded Bonds	21.9
General Obligation Bonds	4.9
Other	2.6

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Pennsylvania Tax Free Income Fund

Statement of Assets and Liabilities

February 28, 2018

(Unaudited)

Assets:
Investments in securities, at value (Cost $136,528,955)	$140,844,065
Receivable for:
Investments sold	370,000
Fund shares sold	73,474
Interest	1,523,476
Investment for trustee deferred compensation and retirement plans	41,108
Other assets	32,174
Total assets	142,884,297

Liabilities:
Floating rate note obligations	14,045,000
Payable for:
Investments purchased	524,445
Dividends	140,583
Fund shares reacquired	32,018
Amount due custodian	418,848
Accrued fees to affiliates	46,679
Accrued trustees’ and officers’ fees and benefits	3,402
Accrued other operating expenses	30,674
Trustee deferred compensation and retirement plans	44,693
Total liabilities	15,286,342
Net assets applicable to shares outstanding	$127,597,955

Net assets consist of:
Shares of beneficial interest	$126,936,233
Undistributed net investment income	1,629,489
Undistributed net realized gain (loss)	(5,282,877)
Net unrealized appreciation	4,315,110
$127,597,955

Net Assets:
Class A	$109,841,356
Class C	$10,045,185
Class Y	$6,671,123
Class R6	$1,040,291

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	6,817,744
Class C	622,748
Class Y	413,632
Class R6	64,503
Class A:
Net asset value per share	$16.11
Maximum offering price per share
(Net asset value of $16.11 ÷ 95.75%)	$16.83
Class C:
Net asset value and offering price per share	$16.13
Class Y:
Net asset value and offering price per share	$16.13
Class R6:
Net asset value and offering price per share	$16.13

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Pennsylvania Tax Free Income Fund

Statement of Operations

For the six months ended February 28, 2018

(Unaudited)

Investment income:
Interest	$4,222,666

Expenses:
Advisory fees	319,168
Administrative services fees	24,794
Custodian fees	1,446
Distribution fees:
Class A	137,293
Class B	384
Class C	50,350
Interest, facilities and maintenance fees	136,553
Transfer agent fees — A, B, C and Y	49,005
Transfer agent fees — R6	103
Trustees’ and officers’ fees and benefits	10,733
Registration and filing fees	37,327
Reports to shareholders	13,862
Professional services fees	38,044
Taxes	9,506
Other	13,716
Total expenses	842,284
Less: Expense offset arrangement(s)	(445)
Net expenses	841,839
Net investment income	3,380,827

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities	(79,568)
Change in net unrealized appreciation (depreciation) of investment securities	(4,011,447)
Net realized and unrealized gain (loss)	(4,091,015)
Net increase (decrease) in net assets resulting from operations	$(710,188)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Pennsylvania Tax Free Income Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2018 and the year ended August 31, 2017

(Unaudited)

	February 28, 2018	August 31, 2017
Operations:
Net investment income	$3,380,827	$4,495,953
Net realized gain (loss)	(79,568)	(490,985)
Change in net unrealized appreciation (depreciation)	(4,011,447)	(4,007,934)
Net increase (decrease) in net assets resulting from operations	(710,188)	(2,966)

Distributions to shareholders from net investment income:
Class A	(1,961,362)	(3,712,913)
Class B	(5,238)	(20,705)
Class C	(141,205)	(278,434)
Class Y	(132,473)	(205,077)
Class R6	(4,509)	(147)
Total distributions from net investment income	(2,244,787)	(4,217,276)

Share transactions–net:
Class A	64,780	(2,860,960)
Class B	(409,496)	(641,536)
Class C	(47,188)	(720,873)
Class Y	(76,574)	2,654,589
Class R6	1,043,112	10,000
Net increase(decrease) in net assets resulting from share transactions	574,634	(1,558,780)
Net increase(decrease) in net assets	(2,380,341)	(5,779,022)

Net assets:
Beginning of period	129,978,296	135,757,318
End of period (includes undistributed net investment income of $1,629,489 and $493,449, respectively)	$127,597,955	$129,978,296

Notes to Financial Statements

February 28, 2018

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Pennsylvania Tax Free Income Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of fourteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to provide only Pennsylvania investors with a high level of current income exempt from federal and Pennsylvania state income taxes and, where possible under local law, local income and personal property taxes, through investment in a varied portfolio of medium- and lower-grade municipal securities.

The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares were permitted to continue to reinvest dividends and capital gains distributions in Class B shares until their conversion to Class A shares. Also, shareholders in Class B shares were able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they converted to Class A shares. Generally, Class B shares automatically converted to Class A shares on or about the month-end, which was at least eight years after the date of purchase. Redemptions of Class B shares prior to the conversion date were subject to a CDSC. Effective January 26, 2018, all of the Fund’s outstanding Class B shares were converted to Class A shares, in advance of their normally scheduled conversion. No CDSC was paid in connection with this early conversion.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

13                         Invesco Pennsylvania Tax Free Income Fund

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

14                         Invesco Pennsylvania Tax Free Income Fund

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.
H.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.	Floating Rate Note Obligations — The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

15                         Invesco Pennsylvania Tax Free Income Fund

Further, the SEC and various banking agencies recently adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

K.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.50%
Over $500 million	0.40%

For the six months ended February 28, 2018, the effective advisory fees incurred by the Fund was 0.50%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco PowerShares Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2018, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 1.50%, 2.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “expense limits”). Prior to their conversion to Class A shares, the expense limit for Class B shares was 2.25% of the average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limit.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2018, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2018, the expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares and Class C shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% of Class C average daily net assets. Prior to their conversion to Class A shares, the Fund incurred annual fees of up to 1.00% of Class B average daily net assets. The fees are accrued daily and paid monthly.

16                         Invesco Pennsylvania Tax Free Income Fund

With respect to Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

For the six months ended February 28, 2018, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2018, IDI advised the Fund that IDI retained $8,024 in front-end sales commissions from the sale of Class A shares and $4 from Class C shares for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2018, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the six months ended February 28, 2018, there were no material transfers between valuation levels.

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended February 28, 2018, the Fund engaged in securities purchases of $4,671,939 and securities sales of $6,567,985, which did not result in any realized gains (losses).

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2018, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $445.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

17                         Invesco Pennsylvania Tax Free Income Fund

NOTE 7—Cash Balances and Borrowings

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company (“SSB”), the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended February 28, 2018 were $12,330,714 and 2.23%, respectively.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of August 31, 2017, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
August 31, 2018	$1,085,533	$—	$1,085,533
Not subject to expiration	1,012,472	3,031,422	4,043,894
	$2,098,005	$3,031,422	$5,129,427

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2018 was $11,091,433 and $9,823,333, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$6,408,877
Aggregate unrealized (depreciation) of investments	(2,007,138)
Net unrealized appreciation of investments	$4,401,739

Cost of investments for tax purposes is $136,442,326.

18                         Invesco Pennsylvania Tax Free Income Fund

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended February 28,2018(a)		Year ended August 31, 2017
	Shares	Amount	Shares	Amount
Sold:
Class A	473,097	$7,721,255	548,705	$8,984,210
Class B(b)	—	—	—	—
Class C	46,003	752,320	113,894	1,874,712
Class Y	107,112	1,755,072	319,575	5,196,443
Class R6(c)	64,477	1,052,645	617	10,000

Issued as reinvestment of dividends:
Class A	83,247	1,353,598	153,434	2,507,530
Class B(b)	86	1,400	533	8,729
Class C	5,893	95,938	10,389	169,945
Class Y	4,047	65,753	5,858	95,727
Class R6	266	4,294	—	—

Conversion of Class B shares to Class A shares:(d)
Class A	19,569	318,589	34,121	557,930
Class B	(19,522)	(318,589)	(34,057)	(557,930)

Reacquired:
Class A	(571,707)	(9,328,662)	(914,199)	(14,910,630)
Class B(b)	(5,629)	(92,307)	(5,603)	(92,335)
Class C	(54,743)	(895,446)	(168,612)	(2,765,530)
Class Y	(115,963)	(1,897,399)	(162,593)	(2,637,581)
Class R6	(857)	(13,827)	—	—
Net increase (decrease) in share activity	35,376	$574,634	(97,938)	$(1,558,780)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 51% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Class B shares activity for the period September 1, 2017 through January 26, 2018 (date of conversion).
(c)	Commencement date of April 4, 2017.
(d)	Effective as of the close of business January 26, 2018, all outstanding Class B shares were converted to Class A shares.

19                         Invesco Pennsylvania Tax Free Income Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)		Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)		Net assets, end of period(000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Supplemental Ratio: Ratio of expenses to average net assets (excluding interest, facilities and maintenance fees)		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 02/28/18	$16.49	$0.43	(j)	$(0.52	)(j)	$(0.09)	$(0.29)	$16.11	(0.56)%		$109,841	1.27	%(d)	1.06	%(d)	5.35	%(d)(j)	7%
Year ended 08/31/17	17.01	0.57		(0.55)		0.02	(0.54)	16.49	0.18		112,324	1.19		1.04		3.50		22
Year ended 08/31/16	16.44	0.57		0.60		1.17	(0.60)	17.01	7.21		118,906	1.08		1.02		3.41		12
Year ended 08/31/15	16.50	0.59		(0.09)		0.50	(0.56)	16.44	3.09		112,409	1.12		1.09		3.59		13
Year ended 08/31/14	15.39	0.62		1.09		1.71	(0.60)	16.50	11.33		113,872	1.09		1.07		3.93		10
Year ended 08/31/13	17.05	0.63		(1.65)		(1.02)	(0.64)	15.39	(6.24)		118,936	1.03		1.01		3.72		17
Class B
Six months ended 02/28/18(e)	16.52	0.36	(j)	(0.34	)(j)	0.02	(0.23)	16.31	0.11	(f)	—	1.28	(d)(f)	1.07	(d)(f)	5.34	(d)(f)(j)	7
Year ended 08/31/17	17.04	0.58		(0.56)		0.02	(0.54)	16.52	0.19	(f)	414	1.19	(f)	1.04	(f)	3.50	(f)	22
Year ended 08/31/16	16.48	0.57		0.59		1.16	(0.60)	17.04	7.15	(f)	1,094	1.08	(f)	1.02	(f)	3.41	(f)	12
Year ended 08/31/15	16.53	0.60		(0.09)		0.51	(0.56)	16.48	3.15	(f)	1,247	1.12	(f)	1.09	(f)	3.59	(f)	13
Year ended 08/31/14	15.42	0.63		1.08		1.71	(0.60)	16.53	11.32	(f)	1,544	1.09	(f)	1.07	(f)	3.93	(f)	10
Year ended 08/31/13	17.09	0.63		(1.66)		(1.03)	(0.64)	15.42	(6.28	)(f)	1,717	1.03	(f)	1.01	(f)	3.72	(f)	17
Class C
Six months ended 02/28/18	16.50	0.37	(j)	(0.51	)(j)	(0.14)	(0.23)	16.13	(0.87)		10,045	2.03	(d)	1.82	(d)	4.59	(d)(j)	7
Year ended 08/31/17	17.03	0.45		(0.56)		(0.11)	(0.42)	16.50	(0.63)		10,325	1.94		1.79		2.75		22
Year ended 08/31/16	16.46	0.44		0.60		1.04	(0.47)	17.03	6.42		11,406	1.83		1.77		2.66		12
Year ended 08/31/15	16.53	0.47		(0.09)		0.38	(0.45)	16.46	2.33		9,488	1.87		1.84		2.84		13
Year ended 08/31/14	15.41	0.51		1.09		1.60	(0.48)	16.53	10.56	(g)	9,804	1.81	(g)	1.79	(g)	3.21	(g)	10
Year ended 08/31/13	17.08	0.50		(1.66)		(1.16)	(0.51)	15.41	(7.00)		10,838	1.78		1.76		2.97		17
Class Y
Six months ended 02/28/18	16.50	0.45	(j)	(0.51	)(j)	(0.06)	(0.31)	16.13	(0.37)		6,671	1.03	(d)	0.82	(d)	5.59	(d)(j)	7
Year ended 08/31/17	17.02	0.61		(0.55)		0.06	(0.58)	16.50	0.44		6,905	0.94		0.79		3.75		22
Year ended 08/31/16	16.46	0.61		0.59		1.20	(0.64)	17.02	7.41		4,351	0.83		0.77		3.66		12
Year ended 08/31/15	16.51	0.64		(0.08)		0.56	(0.61)	16.46	3.41		3,323	0.87		0.84		3.84		13
Year ended 08/31/14	15.40	0.66		1.09		1.75	(0.64)	16.51	11.60		2,713	0.84		0.82		4.18		10
Year ended 08/31/13	17.06	0.67		(1.65)		(0.98)	(0.68)	15.40	(6.06)		2,562	0.78		0.76		3.97		17
Class R6
Six months ended 02/28/18	16.50	0.44	(j)	(0.50	)(j)	(0.06)	(0.31)	16.13	(0.37)		1,040	1.05	(d)	0.84	(d)	5.57	(d)(j)	7
Year ended 08/31/17(h)	16.23	0.26		0.25		0.51	(0.24)	16.50	3.15		10	0.93	(i)	0.78	(i)	3.76	(i)	22

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $110,922, $374, $10,154, $7,029 and $208 for Class A, Class B, Class C, Class Y and Class R6 shares, respectively.
(e)	Reflects activity for the period September 1, 2017 through January 26, 2018 (date of conversion).
(f)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.25%, 0.25%, 0.25%, 0.25%, 0.25% and 0.25% for the six months ended February 28, 2018 and the years ended August 31, 2017, August 31, 2016, August 31, 2015, August 31, 2014 and August 31, 2013, respectively.
(g)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.97% for the year ended August 31, 2014.
(h)	Commencement date of April 4, 2017 for Class R6 shares.
(i)	Annualized.
(j)	Amount includes the effect of a one-time reclassification of prior year earnings. Excluding this reclassification, net investment income per share, net gains (losses) on securities and ratio of net investment income to average net assets would have been $0.29, $(0.38) and 3.57%; $0.22, $(0.20) and 3.56%, $0.23, $(0.37) and 2.81%; $0.31, $(0.37) and 3.81%; and $0.30, $(0.36) and 3.79% for Class A, Class B, Class C, Class Y and Class R6, respectively.

20                         Invesco Pennsylvania Tax Free Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2017 through February 28, 2018.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (09/01/17)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/18)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/18)	Expenses Paid During Period[2]
A	$1,000.00	$994.40	$6.28	$1,018.50	$6.36	1.27%
C	1,000.00	990.70	10.02	1,014.73	10.14	2.03
Y	1,000.00	996.30	5.10	1,019.69	5.16	1.03
R6	1,000.00	996.30	5.20	1,019.59	5.26	1.05

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2017 through February 28, 2018, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

21                         Invesco Pennsylvania Tax Free Income Fund

Explore High-Conviction Investing with Invesco

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074                      Invesco Distributors, Inc.                                                                          VK-PTFI-SAR-1            04192018      0851

Semiannual Report to Shareholders	February 28, 2018
Invesco S&P 500 Index Fund
Nasdaq:
A: SPIAX ⬛ C: SPIAX ⬛ Y: SPIDX ⬛ R6: SPISX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
14	Financial Statements
16	Notes to Financial Statements
23	Financial Highlights
24	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 8/31/17 to 2/28/18, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	10.50%
Class C Shares	10.20
Class Y Shares	10.69
Class R6 Shares*	10.69
S&P 500 Index▼ (Broad Market/Style-Specific Index)	10.84
Lipper S&P 500 Objective Funds Index∎ (Peer Group Index)	10.69
Source(s): ▼FactSet Research Systems Inc.; ∎Lipper Inc.

  *Class R6 shares incepted on April 4, 2017. See page 3 for more information.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Lipper S&P 500 Objective Funds Index is an unmanaged index considered representative of S&P 500 funds tracked by Lipper.

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco S&P 500 Index Fund

Average Annual Total Returns
As of 2/28/18, including maximum applicable sales charges

Class A Shares
Inception (9/26/97)	6.39%
10 Years	8.56
5 Years	12.78
1 Year	10.01

Class C Shares
Inception (9/26/97)	5.89%
10 Years	8.38
5 Years	13.24
1 Year	14.59

Class Y Shares
Inception (9/26/97)	6.94%
10 Years	9.46
5 Years	14.35
1 Year	16.73

Class R6 Shares
10 Years	9.21%
5 Years	14.15
1 Year	16.82

Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund, Morgan Stanley S&P 500 Index Fund, advised by Morgan Stanley Investment Advisors Inc. were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco S&P 500 Index Fund. Returns shown above, prior to June 1, 2010, for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco S&P 500 Index Fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of

Average Annual Total Returns
As of 12/31/17, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (9/26/97)	6.35%
10 Years	7.34
5 Years	13.83
1 Year	14.45

Class B Shares*
Inception (9/26/97)	6.32%
10 Years	7.30
5 Years	14.03
1 Year	15.26

Class C Shares
Inception (9/26/97)	5.85%
10 Years	7.16
5 Years	14.28
1 Year	19.27

Class Y Shares
Inception (9/26/97)	6.90%
10 Years	8.23
5 Years	15.41
1 Year	21.46

Class R6 Shares
10 Years	7.98%
5 Years	15.20
1 Year	21.47
* Effective January 26, 2018, Class B shares were converted to Class A shares.

Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y and Class R6 shares was 0.58%, 1.33%, 1.31%, 0.33% and 0.25%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. Note: Effective January 26, 2018, Class B shares were converted to Class A shares. No CDSC was paid in connection with this early conversion. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Class R6 shares do not have a frontend sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco S&P 500 Index Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio manage- ment teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log

In” on the right side of the homepage, and then select “Register for Individual Account Access.”

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to consider- ing environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4	Invesco S&P 500 Index Fund

Schedule of Investments(a)

February 28, 2018

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–98.32%
Advertising–0.11%
Interpublic Group of Cos., Inc. (The)	20,107	$470,504
Omnicom Group Inc.	11,927	909,195
		1,379,699

Aerospace & Defense–2.91%
Arconic Inc.	21,916	534,531
Boeing Co. (The)	28,967	10,492,137
General Dynamics Corp.	14,367	3,195,939
Harris Corp.	6,166	962,821
Huntington Ingalls Industries, Inc.	2,355	617,034
L3 Technologies, Inc.	4,042	838,917
Lockheed Martin Corp.	12,907	4,548,943
Northrop Grumman Corp.	9,006	3,152,460
Raytheon Co.	14,957	3,253,297
Rockwell Collins, Inc.	8,422	1,159,878
Textron Inc.	13,629	815,696
TransDigm Group, Inc.	2,509	723,370
United Technologies Corp.	38,427	5,177,654
		35,472,677

Agricultural & Farm Machinery–0.22%
Deere & Co.	16,550	2,662,399

Agricultural Products–0.10%
Archer-Daniels-Midland Co.	28,936	1,201,423

Air Freight & Logistics–0.67%
C.H. Robinson Worldwide, Inc.	7,212	673,312
Expeditors International of Washington, Inc.	9,194	597,242
FedEx Corp.	12,764	3,145,177
United Parcel Service, Inc.–Class B	35,550	3,711,776
		8,127,507

Airlines–0.49%
Alaska Air Group, Inc.	6,365	410,543
American Airlines Group Inc.	22,035	1,195,399
Delta Air Lines, Inc.	33,939	1,829,312
Southwest Airlines Co.	28,247	1,633,806
United Continental Holdings Inc.(b)	13,028	883,168
		5,952,228

Alternative Carriers–0.07%
CenturyLink Inc.	50,335	889,419

Apparel Retail–0.46%
Foot Locker, Inc.	6,415	294,513
Gap, Inc. (The)	11,266	355,780
L Brands, Inc.	12,777	630,289
Ross Stores, Inc.	19,951	1,557,974
TJX Cos., Inc. (The)	32,922	2,721,991
		5,560,547

	Shares	Value
Apparel, Accessories & Luxury Goods–0.33%
Hanesbrands, Inc.(c)	18,864	$365,962
Michael Kors Holdings Ltd.(b)	7,868	495,133
PVH Corp.	4,026	580,871
Ralph Lauren Corp.	2,837	300,268
Tapestry, Inc.	14,713	749,039
Under Armour, Inc.–Class A(b)(c)	9,578	158,803
Under Armour, Inc.–Class C(b)(c)	9,537	143,532
VF Corp.	16,969	1,265,378
		4,058,986

Application Software–1.27%
Adobe Systems Inc.(b)	25,505	5,333,861
ANSYS, Inc.(b)	4,390	702,136
Autodesk, Inc.(b)	11,340	1,332,110
Cadence Design Systems, Inc.(b)	14,609	566,391
Citrix Systems, Inc.(b)	7,405	681,260
Intuit Inc.	12,565	2,096,596
salesforce.com, inc.(b)	35,505	4,127,456
Synopsys, Inc.(b)	7,772	658,055
		15,497,865

Asset Management & Custody Banks–1.17%
Affiliated Managers Group, Inc.	2,896	548,387
Ameriprise Financial, Inc.	7,653	1,197,235
Bank of New York Mellon Corp. (The)	52,986	3,021,792
BlackRock, Inc.	6,387	3,509,209
Franklin Resources, Inc.	16,909	653,871
Invesco Ltd.(d)	21,062	685,358
Northern Trust Corp.	11,112	1,176,427
State Street Corp.	19,187	2,036,700
T. Rowe Price Group Inc.	12,537	1,402,890
		14,231,869

Auto Parts & Equipment–0.14%
Aptiv PLC	13,754	1,256,153
BorgWarner, Inc.	10,254	503,266
		1,759,419

Automobile Manufacturers–0.39%
Ford Motor Co.	201,876	2,141,904
General Motors Co.	66,147	2,602,885
		4,744,789

Automotive Retail–0.25%
Advance Auto Parts, Inc.	3,822	436,664
AutoZone, Inc.(b)	1,421	944,567
CarMax, Inc.(b)	9,433	584,091
O’Reilly Automotive, Inc.(b)	4,398	1,073,948
		3,039,270

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco S&P 500 Index Fund

	Shares	Value
Biotechnology–2.79%
AbbVie Inc.	82,484	$9,554,122
Alexion Pharmaceuticals, Inc.(b)	11,559	1,357,604
Amgen Inc.	37,560	6,902,401
Biogen Inc.(b)	10,939	3,161,262
Celgene Corp.(b)	40,738	3,549,095
Gilead Sciences, Inc.	67,590	5,321,361
Incyte Corp.(b)	9,062	771,720
Regeneron Pharmaceuticals, Inc.(b)	3,985	1,276,953
Vertex Pharmaceuticals Inc.(b)	13,085	2,172,502
		34,067,020

Brewers–0.06%
Molson Coors Brewing Co.–Class B	9,559	728,874

Broadcasting–0.15%
CBS Corp.–Class B	18,760	993,717
Discovery Communications, Inc.–Class A(b)(c)	7,967	193,757
Discovery Communications, Inc.–Class C(b)	10,514	241,612
Scripps Networks Interactive Inc.–Class A	4,972	446,784
		1,875,870

Building Products–0.31%
A.O. Smith Corp.	7,544	484,249
Allegion PLC	4,913	413,233
Fortune Brands Home & Security, Inc.	7,968	483,339
Johnson Controls International PLC	47,884	1,765,483
Masco Corp.	16,275	669,228
		3,815,532

Cable & Satellite–1.04%
Charter Communications, Inc.–Class A(b)	10,033	3,430,584
Comcast Corp.–Class A	241,350	8,739,284
DISH Network Corp.–Class A(b)	11,792	491,608
		12,661,476

Casinos & Gaming–0.13%
MGM Resorts International	26,363	902,405
Wynn Resorts Ltd.	4,147	694,623
		1,597,028

Commodity Chemicals–0.15%
LyondellBasell Industries N.V.–Class A	16,736	1,811,170

Communications Equipment–1.09%
Cisco Systems, Inc.	255,802	11,454,814
F5 Networks, Inc.(b)	3,270	485,660
Juniper Networks, Inc.	19,399	497,778
Motorola Solutions, Inc.	8,381	889,643
		13,327,895

Computer & Electronics Retail–0.08%
Best Buy Co., Inc.	13,158	953,166

Construction & Engineering–0.09%
Fluor Corp.	7,236	411,728
Jacobs Engineering Group Inc.	6,257	382,053

	Shares	Value
Construction & Engineering–(continued)
Quanta Services, Inc.(b)	8,004	$275,658
		1,069,439

Construction Machinery & Heavy Trucks–0.61%
Caterpillar Inc.	30,783	4,759,976
Cummins Inc.	8,071	1,357,300
PACCAR Inc.	18,192	1,302,365
		7,419,641

Construction Materials–0.12%
Martin Marietta Materials, Inc.	3,255	663,792
Vulcan Materials Co.	6,847	806,097
		1,469,889

Consumer Electronics–0.03%
Garmin Ltd.	5,780	342,407

Consumer Finance–0.75%
American Express Co.	37,277	3,634,880
Capital One Financial Corp.	25,081	2,456,182
Discover Financial Services	18,801	1,482,083
Navient Corp.	13,608	176,360
Synchrony Financial	38,063	1,385,113
		9,134,618

Copper–0.11%
Freeport-McMoRan Inc.(b)	69,660	1,295,676

Data Processing & Outsourced Services–2.82%
Alliance Data Systems Corp.	2,486	599,027
Automatic Data Processing, Inc.	22,947	2,646,248
Fidelity National Information Services, Inc.	17,274	1,678,687
Fiserv, Inc.(b)	10,782	1,546,031
Global Payments Inc.	8,233	933,540
Mastercard Inc.–Class A	48,059	8,446,850
Paychex, Inc.	16,546	1,077,641
PayPal Holdings, Inc.(b)	58,459	4,642,229
Total System Services, Inc.	8,655	761,207
Visa Inc.–Class A	93,835	11,536,075
Western Union Co. (The)	23,764	471,002
		34,338,537

Department Stores–0.11%
Kohl’s Corp.	8,722	576,437
Macy’s, Inc.	15,760	463,501
Nordstrom, Inc.(c)	6,051	310,477
		1,350,415

Distillers & Vintners–0.22%
Brown-Forman Corp.–Class B	10,131	707,043
Constellation Brands, Inc.–Class A	8,913	1,920,573
		2,627,616

Distributors–0.11%
Genuine Parts Co.	7,585	696,607
LKQ Corp.(b)	15,990	631,285
		1,327,892

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco S&P 500 Index Fund

	Shares	Value
Diversified Banks–5.33%
Bank of America Corp.	501,942	$16,112,338
Citigroup Inc.	136,810	10,327,787
JPMorgan Chase & Co.	179,537	20,736,523
U.S. Bancorp	81,574	4,434,363
Wells Fargo & Co.	229,320	13,394,581
		65,005,592

Diversified Chemicals–0.76%
DowDuPont Inc.	121,079	8,511,854
Eastman Chemical Co.	7,436	751,631
		9,263,485

Diversified Support Services–0.06%
Cintas Corp.	4,454	760,120

Drug Retail–0.55%
CVS Health Corp.	52,415	3,550,068
Walgreens Boots Alliance, Inc.	44,923	3,094,745
		6,644,813

Electric Utilities–1.62%
Alliant Energy Corp.	11,962	462,331
American Electric Power Co., Inc.	25,448	1,668,880
Duke Energy Corp.	36,213	2,728,287
Edison International	16,857	1,021,366
Entergy Corp.	9,325	707,021
Eversource Energy	16,396	934,572
Exelon Corp.	49,677	1,840,036
FirstEnergy Corp.	23,017	744,140
NextEra Energy, Inc.	24,339	3,703,179
PG&E Corp.	26,534	1,090,282
Pinnacle West Capital Corp.	5,780	444,829
PPL Corp.	35,349	1,012,749
Southern Co. (The)	51,930	2,236,106
Xcel Energy, Inc.	26,272	1,137,052
		19,730,830

Electrical Components & Equipment–0.54%
Acuity Brands, Inc.	2,166	308,828
AMETEK, Inc.	11,957	905,623
Eaton Corp. PLC	22,797	1,839,718
Emerson Electric Co.	33,209	2,359,832
Rockwell Automation, Inc.	6,648	1,201,958
		6,615,959

Electronic Components–0.23%
Amphenol Corp.–Class A	15,798	1,443,779
Corning Inc.	44,967	1,307,641
		2,751,420

Electronic Equipment & Instruments–0.03%
FLIR Systems, Inc.	7,169	351,998

Electronic Manufacturing Services–0.15%
TE Connectivity Ltd.	18,194	1,875,619

	Shares	Value
Environmental & Facilities Services–0.23%
Republic Services, Inc.	11,759	$789,969
Stericycle, Inc.(b)	4,416	276,751
Waste Management, Inc.	20,669	1,784,148
		2,850,868

Fertilizers & Agricultural Chemicals–0.36%
CF Industries Holdings, Inc.	12,068	497,684
FMC Corp.	6,950	545,436
Monsanto Co.	22,731	2,804,324
Mosaic Co. (The)	18,162	478,024
		4,325,468

Financial Exchanges & Data–0.84%
Cboe Global Markets, Inc.	5,871	657,611
CME Group Inc.–Class A	17,607	2,925,579
Intercontinental Exchange, Inc.	30,270	2,212,132
Moody’s Corp.	8,601	1,435,335
Nasdaq, Inc.	6,019	486,034
S&P Global Inc.	13,193	2,530,417
		10,247,108

Food Distributors–0.12%
Sysco Corp.	24,803	1,479,499

Food Retail–0.10%
Kroger Co. (The)	46,026	1,248,225

Footwear–0.37%
NIKE, Inc.–Class B	67,988	4,557,236

General Merchandise Stores–0.38%
Dollar General Corp.	13,479	1,274,979
Dollar Tree, Inc.(b)	12,267	1,259,085
Target Corp.	28,125	2,120,906
		4,654,970

Gold–0.09%
Newmont Mining Corp.	27,596	1,054,167

Health Care Distributors–0.35%
AmerisourceBergen Corp.	8,349	794,491
Cardinal Health, Inc.	16,277	1,126,531
Henry Schein, Inc.(b)	8,120	537,463
McKesson Corp.	10,786	1,609,595
Patterson Cos. Inc.	4,304	135,920
		4,204,000

Health Care Equipment–2.58%
Abbott Laboratories	90,065	5,433,622
Baxter International Inc.	25,937	1,758,269
Becton, Dickinson and Co.	13,710	3,043,894
Boston Scientific Corp.(b)	71,053	1,936,905
Danaher Corp.	31,673	3,096,986
Edwards Lifesciences Corp.(b)	10,949	1,463,553
Hologic, Inc.(b)	14,264	553,871
IDEXX Laboratories, Inc.(b)	4,512	844,782

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco S&P 500 Index Fund

	Shares	Value
Health Care Equipment–(continued)
Intuitive Surgical, Inc.(b)	5,796	$2,471,704
Medtronic PLC	70,039	5,595,416
ResMed Inc.	7,341	699,377
Stryker Corp.	16,652	2,700,288
Varian Medical Systems, Inc.(b)	4,786	571,161
Zimmer Biomet Holdings, Inc.	10,475	1,217,719
		31,387,547

Health Care Facilities–0.16%
HCA Healthcare, Inc.	14,655	1,454,509
Universal Health Services, Inc.–Class B	4,533	517,668
		1,972,177

Health Care REITs–0.20%
HCP, Inc.	24,272	525,246
Ventas, Inc.	18,427	890,393
Welltower Inc.	19,162	1,006,005
		2,421,644

Health Care Services–0.38%
DaVita Inc.(b)	7,832	564,061
Envision Healthcare Corp.(b)(c)	6,276	241,626
Express Scripts Holding Co.(b)	29,305	2,211,062
Laboratory Corp. of America Holdings(b)	5,266	909,438
Quest Diagnostics Inc.	7,051	726,606
		4,652,793

Health Care Supplies–0.18%
Align Technology, Inc.(b)	3,732	979,724
Cooper Cos., Inc. (The)	2,536	584,599
DENTSPLY SIRONA Inc.	11,883	666,161
		2,230,484

Health Care Technology–0.09%
Cerner Corp.(b)	16,339	1,048,310

Home Entertainment Software–0.40%
Activision Blizzard, Inc.	39,122	2,860,992
Electronic Arts Inc.(b)	15,932	1,970,788
		4,831,780

Home Furnishings–0.09%
Leggett & Platt, Inc.	6,819	296,354
Mohawk Industries, Inc.(b)	3,268	783,928
		1,080,282

Home Improvement Retail–1.22%
Home Depot, Inc. (The)	60,423	11,013,300
Lowe’s Cos., Inc.	43,092	3,860,613
		14,873,913

Homebuilding–0.16%
D.R. Horton, Inc.	17,658	739,870
Lennar Corp.–Class A	14,057	795,345
PulteGroup Inc.	13,993	392,784
		1,927,999

	Shares	Value
Hotel & Resort REITs–0.06%
Host Hotels & Resorts Inc.	38,292	$710,700

Hotels, Resorts & Cruise Lines–0.55%
Carnival Corp.	21,101	1,411,868
Hilton Worldwide Holdings Inc.	10,462	845,225
Marriott International Inc.–Class A	15,845	2,237,472
Norwegian Cruise Line Holdings Ltd.(b)	9,219	524,561
Royal Caribbean Cruises Ltd.	8,861	1,121,803
Wyndham Worldwide Corp.	5,268	609,929
		6,750,858

Household Appliances–0.05%
Whirlpool Corp.	3,719	604,077

Household Products–1.40%
Church & Dwight Co., Inc.	12,931	636,076
Clorox Co. (The)	6,679	862,125
Colgate-Palmolive Co.	45,435	3,133,652
Kimberly-Clark Corp.	18,200	2,018,744
Procter & Gamble Co. (The)	131,848	10,352,705
		17,003,302

Housewares & Specialties–0.05%
Newell Brands, Inc.	25,358	651,447

Human Resource & Employment Services–0.03%
Robert Half International, Inc.	6,497	370,784

Hypermarkets & Super Centers–0.91%
Costco Wholesale Corp.	22,610	4,316,249
Walmart Inc.	75,738	6,817,177
		11,133,426

Independent Power Producers & Energy Traders–0.06%
AES Corp. (The)	34,170	371,428
NRG Energy, Inc.	15,564	402,485
		773,913

Industrial Conglomerates–1.72%
3M Co.	30,878	7,272,078
General Electric Co.(e)	448,729	6,331,566
Honeywell International Inc.	39,418	5,956,454
Roper Technologies, Inc.	5,295	1,456,602
		21,016,700

Industrial Gases–0.33%
Air Products and Chemicals, Inc.	11,277	1,813,229
Praxair, Inc.	14,813	2,218,247
		4,031,476

Industrial Machinery–0.84%
Dover Corp.	8,060	806,806
Flowserve Corp.	6,782	287,218
Fortive Corp.	15,825	1,215,360
Illinois Tool Works Inc.	15,953	2,575,452
Ingersoll-Rand PLC	12,928	1,148,007

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco S&P 500 Index Fund

	Shares	Value
Industrial Machinery–(continued)
Parker-Hannifin Corp.	6,892	$1,230,015
Pentair PLC (United Kingdom)	8,544	586,887
Snap-on Inc.	2,964	471,928
Stanley Black & Decker Inc.	7,934	1,263,014
Xylem, Inc.	9,292	692,997
		10,277,684

Industrial REITs–0.17%
Duke Realty Corp.	18,427	456,437
Prologis, Inc.	27,531	1,670,581
		2,127,018

Insurance Brokers–0.47%
Aon PLC	12,929	1,814,197
Arthur J. Gallagher & Co.	9,354	646,455
Marsh & McLennan Cos., Inc.	26,407	2,192,309
Willis Towers Watson PLC	6,831	1,078,615
		5,731,576

Integrated Oil & Gas–2.48%
Chevron Corp.	98,280	10,999,498
Exxon Mobil Corp.	219,252	16,606,146
Occidental Petroleum Corp.	39,596	2,597,498
		30,203,142

Integrated Telecommunication Services–1.77%
AT&T Inc.	317,708	11,532,800
Verizon Communications Inc.	211,082	10,077,055
		21,609,855

Internet & Direct Marketing Retail–3.60%
Amazon.com, Inc.(b)	20,694	31,298,640
Booking Holdings Inc.(b)	2,522	5,129,849
Expedia, Inc.	6,359	668,776
Netflix Inc.(b)	22,390	6,523,998
TripAdvisor Inc.(b)(c)	5,647	226,332
		43,847,595

Internet Software & Services–4.88%
Akamai Technologies, Inc.(b)	8,751	590,343
Alphabet Inc.–Class A(b)	15,421	17,023,550
Alphabet Inc.–Class C(b)	15,618	17,253,673
eBay Inc.(b)	50,265	2,154,358
Facebook, Inc.–Class A(b)	123,398	22,004,331
VeriSign, Inc.(b)(c)	4,421	512,925
		59,539,180

Investment Banking & Brokerage–1.10%
Charles Schwab Corp. (The)	61,735	3,273,190
E*TRADE Financial Corp.(b)	14,005	731,481
Goldman Sachs Group, Inc. (The)	18,150	4,772,179
Morgan Stanley	72,031	4,035,177
Raymond James Financial, Inc.	6,649	616,429
		13,428,456

	Shares	Value
IT Consulting & Other Services–1.39%
Accenture PLC–Class A	31,976	$5,148,456
Cognizant Technology Solutions Corp.–Class A	30,509	2,502,348
CSRA Inc.	8,473	343,411
DXC Technology Co.	14,760	1,513,490
Gartner, Inc.(b)	4,648	527,130
International Business Machines Corp.	44,550	6,942,226
		16,977,061

Leisure Products–0.07%
Hasbro, Inc.	5,863	560,327
Mattel, Inc.(c)	17,785	282,781
		843,108

Life & Health Insurance–0.80%
Aflac, Inc.	20,342	1,807,997
Brighthouse Financial, Inc.(b)	4,957	269,016
Lincoln National Corp.	11,322	862,397
MetLife, Inc.	54,449	2,514,999
Principal Financial Group, Inc.	13,894	866,013
Prudential Financial, Inc.	21,938	2,332,448
Torchmark Corp.	5,572	475,682
Unum Group	11,609	591,595
		9,720,147

Life Sciences Tools & Services–0.82%
Agilent Technologies, Inc.	16,651	1,142,092
Illumina, Inc.(b)	7,553	1,722,235
IQVIA Holdings Inc.(b)	7,532	740,622
Mettler-Toledo International Inc.(b)	1,322	814,643
PerkinElmer, Inc.	5,701	435,214
Thermo Fisher Scientific, Inc.	20,748	4,327,618
Waters Corp.(b)	4,114	841,889
		10,024,313

Managed Health Care–1.88%
Aetna Inc.	16,872	2,987,356
Anthem, Inc.	13,284	3,126,788
Centene Corp.(b)	8,923	904,971
Cigna Corp.	12,756	2,498,773
Humana Inc.	7,391	2,009,021
UnitedHealth Group Inc.	50,142	11,340,115
		22,867,024

Metal & Glass Containers–0.06%
Ball Corp.	18,112	723,574

Motorcycle Manufacturers–0.03%
Harley-Davidson, Inc.(c)	8,707	395,124

Movies & Entertainment–1.25%
Time Warner Inc.	40,286	3,744,986
Twenty-First Century Fox, Inc.–Class A	54,537	2,008,052
Twenty-First Century Fox, Inc.–Class B	22,724	827,608
Viacom Inc.–Class B	18,255	608,622

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco S&P 500 Index Fund

	Shares	Value
Movies & Entertainment–(continued)
Walt Disney Co. (The)	78,148	$8,061,748
		15,251,016

Multi-Line Insurance–0.38%
American International Group, Inc.	46,514	2,667,113
Assurant, Inc.	2,739	234,102
Hartford Financial Services Group, Inc. (The)	18,457	975,452
Loews Corp.	14,281	704,482
		4,581,149

Multi-Sector Holdings–1.72%
Berkshire Hathaway Inc.–Class B(b)	99,575	20,631,940
Leucadia National Corp.	16,221	389,142
		21,021,082

Multi-Utilities–0.89%
Ameren Corp.	12,553	681,628
CenterPoint Energy, Inc.	22,301	603,242
CMS Energy Corp.	14,591	619,388
Consolidated Edison, Inc.	16,043	1,201,460
Dominion Energy, Inc.	33,297	2,466,309
DTE Energy Co.	9,281	935,339
NiSource Inc.	17,426	403,063
Public Service Enterprise Group Inc.	26,183	1,268,043
SCANA Corp.	7,378	292,685
Sempra Energy	12,990	1,415,650
WEC Energy Group, Inc.	16,328	978,374
		10,865,181

Office REITs–0.22%
Alexandria Real Estate Equities, Inc.	5,234	634,937
Boston Properties, Inc.	7,984	949,058
SL Green Realty Corp.	5,083	492,644
Vornado Realty Trust	8,920	592,912
		2,669,551

Oil & Gas Drilling–0.03%
Helmerich & Payne, Inc.(c)	5,618	362,642

Oil & Gas Equipment & Services–0.72%
Baker Hughes, a GE Co.	22,154	584,865
Halliburton Co.	45,147	2,095,724
National Oilwell Varco Inc.	19,663	689,975
Schlumberger Ltd.	71,678	4,704,944
TechnipFMC PLC (United Kingdom)	22,685	653,782
		8,729,290

Oil & Gas Exploration & Production–1.35%
Anadarko Petroleum Corp.	28,311	1,614,859
Apache Corp.	19,710	673,096
Cabot Oil & Gas Corp.	23,930	578,149
Chesapeake Energy Corp.(b)(c)	47,018	132,591
Cimarex Energy Co.	4,884	469,304
Concho Resources Inc.(b)	7,693	1,160,104
ConocoPhillips(e)	61,860	3,359,617

	Shares	Value
Oil & Gas Exploration & Production–(continued)
Devon Energy Corp.	27,191	$833,948
EOG Resources, Inc.	29,918	3,034,283
EQT Corp.	12,667	637,277
Hess Corp.	13,974	634,699
Marathon Oil Corp.	43,964	638,357
Newfield Exploration Co.(b)	10,306	240,439
Noble Energy, Inc.	25,178	751,060
Pioneer Natural Resources Co.	8,804	1,498,705
Range Resources Corp.	11,682	155,254
		16,411,742

Oil & Gas Refining & Marketing–0.52%
Andeavor	7,425	665,429
Marathon Petroleum Corp.	25,271	1,618,860
Phillips 66	22,231	2,009,015
Valero Energy Corp.	22,641	2,047,199
		6,340,503

Oil & Gas Storage & Transportation–0.32%
Kinder Morgan, Inc.	99,378	1,609,924
ONEOK, Inc.	19,839	1,117,531
Williams Cos., Inc. (The)	42,778	1,187,517
		3,914,972

Packaged Foods & Meats–1.04%
Campbell Soup Co.	9,951	428,390
Conagra Brands, Inc.	21,136	763,644
General Mills, Inc.(e)	29,407	1,486,524
Hershey Co. (The)	7,298	717,101
Hormel Foods Corp.	13,928	452,103
JM Smucker Co. (The)	5,911	746,559
Kellogg Co.(c)	12,869	851,928
Kraft Heinz Co. (The)	30,892	2,071,309
McCormick & Co., Inc.	6,194	661,395
Mondelez International, Inc.–Class A	77,324	3,394,524
Tyson Foods, Inc.–Class A	15,397	1,145,229
		12,718,706

Paper Packaging–0.30%
Avery Dennison Corp.	4,572	540,182
International Paper Co.	21,363	1,273,021
Packaging Corp. of America	4,839	576,809
Sealed Air Corp.	9,333	395,439
WestRock Co.	13,173	866,256
		3,651,707

Personal Products–0.17%
Coty Inc.–Class A	24,431	472,007
Estee Lauder Cos. Inc. (The)–Class A	11,583	1,603,550
		2,075,557

Pharmaceuticals–4.33%
Allergan PLC	17,208	2,653,818
Bristol-Myers Squibb Co.	84,688	5,606,345

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco S&P 500 Index Fund

	Shares	Value
Pharmaceuticals–(continued)
Eli Lilly and Co.	50,132	$3,861,167
Johnson & Johnson	139,010	18,054,619
Merck & Co., Inc.	141,527	7,673,594
Mylan N.V.(b)	27,748	1,118,799
Perrigo Co. PLC	6,776	551,973
Pfizer Inc.	308,431	11,199,130
Zoetis Inc.	25,213	2,038,723
		52,758,168

Property & Casualty Insurance–0.82%
Allstate Corp. (The)	18,566	1,712,899
Chubb Ltd.	24,019	3,408,777
Cincinnati Financial Corp.	7,724	576,133
Progressive Corp. (The)	30,093	1,732,755
Travelers Cos., Inc. (The)	14,161	1,968,379
XL Group Ltd. (Bermuda)	13,246	560,438
		9,959,381

Publishing–0.04%
News Corp.–Class A	19,816	319,632
News Corp.–Class B	6,300	103,320
		422,952

Railroads–0.85%
CSX Corp.	46,243	2,484,174
Kansas City Southern	5,386	554,973
Norfolk Southern Corp.	14,805	2,059,079
Union Pacific Corp.	40,730	5,305,083
		10,403,309

Real Estate Services–0.06%
CBRE Group, Inc.–Class A(b)	15,631	730,749

Regional Banks–1.36%
BB&T Corp.	40,821	2,218,621
Citizens Financial Group, Inc.	25,456	1,107,082
Comerica Inc.	8,998	874,786
Fifth Third Bancorp	36,508	1,206,589
Huntington Bancshares Inc.	55,931	878,117
KeyCorp	55,644	1,175,758
M&T Bank Corp.	7,787	1,478,284
People’s United Financial, Inc.	17,915	342,893
PNC Financial Services Group, Inc. (The)	24,618	3,881,274
Regions Financial Corp.	60,020	1,164,988
SunTrust Banks, Inc.	24,630	1,720,159
Zions Bancorp.	10,334	568,060
		16,616,611

Reinsurance–0.04%
Everest Re Group, Ltd.	2,127	510,991

Research & Consulting Services–0.24%
Equifax Inc.	6,247	705,911
IHS Markit Ltd.(b)	18,796	884,352
Nielsen Holdings PLC	17,322	565,217

	Shares	Value
Research & Consulting Services–(continued)
Verisk Analytics, Inc.–Class A(b)	8,041	$821,709
		2,977,189

Residential REITs–0.35%
Apartment Investment & Management Co.–Class A	8,123	314,035
AvalonBay Communities, Inc.	7,143	1,114,451
Equity Residential	19,014	1,069,157
Essex Property Trust, Inc.	3,416	764,604
Mid-America Apartment Communities, Inc.	5,878	504,450
UDR, Inc.	13,844	465,435
		4,232,132

Restaurants–1.08%
Chipotle Mexican Grill, Inc.(b)	1,284	408,838
Darden Restaurants, Inc.	6,398	589,832
McDonald’s Corp.	41,248	6,506,459
Starbucks Corp.	73,620	4,203,702
Yum! Brands, Inc.	17,436	1,418,942
		13,127,773

Retail REITs–0.44%
Federal Realty Investment Trust	3,752	427,503
GGP Inc.	32,305	683,897
Kimco Realty Corp.	22,024	329,479
Macerich Co. (The)	5,607	330,477
Realty Income Corp.	14,579	716,995
Regency Centers Corp.	7,657	444,948
Simon Property Group, Inc.	16,082	2,468,748
		5,402,047

Semiconductor Equipment–0.47%
Applied Materials, Inc.	55,183	3,177,989
KLA-Tencor Corp.	8,107	918,604
Lam Research Corp.	8,378	1,607,403
		5,703,996

Semiconductors–3.60%
Advanced Micro Devices, Inc.(b)(c)	42,433	513,864
Analog Devices, Inc.	19,073	1,719,431
Broadcom Ltd.	21,037	5,184,779
Intel Corp.	242,161	11,936,116
Microchip Technology Inc.(c)	12,102	1,076,231
Micron Technology, Inc.(b)	59,673	2,912,639
NVIDIA Corp.	31,355	7,587,910
Qorvo, Inc.(b)	6,593	532,121
QUALCOMM Inc.	76,278	4,958,070
Skyworks Solutions, Inc.	9,506	1,038,530
Texas Instruments Inc.	50,996	5,525,416
Xilinx, Inc.	12,984	925,110
		43,910,217

Soft Drinks–1.57%
Coca-Cola Co. (The)	198,417	8,575,583
Dr Pepper Snapple Group, Inc.	9,340	1,085,775

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco S&P 500 Index Fund

	Shares	Value
Soft Drinks–(continued)
Monster Beverage Corp.(b)	21,301	$1,349,844
PepsiCo, Inc.	73,586	8,074,592
		19,085,794

Specialized Consumer Services–0.02%
H&R Block, Inc.	10,816	273,969

Specialized REITs–1.06%
American Tower Corp.–Class A	22,189	3,091,593
Crown Castle International Corp.	21,020	2,313,461
Digital Realty Trust, Inc.	10,629	1,069,702
Equinix, Inc.	4,047	1,586,829
Extra Space Storage Inc.	6,514	554,016
Iron Mountain Inc.	14,561	458,089
Public Storage	7,743	1,505,549
SBA Communications Corp.–Class A(b)	6,081	956,359
Weyerhaeuser Co.	39,057	1,368,167
		12,903,765

Specialty Chemicals–0.50%
Albemarle Corp.	5,716	574,058
Ecolab Inc.	13,453	1,754,944
International Flavors & Fragrances Inc.	4,085	577,006
PPG Industries, Inc.	13,166	1,480,385
Sherwin-Williams Co. (The)	4,257	1,709,526
		6,095,919

Specialty Stores–0.14%
Signet Jewelers Ltd.(c)	3,140	157,879
Tiffany & Co.	5,234	528,844
Tractor Supply Co.	6,496	421,785
Ulta Beauty, Inc.(b)	3,032	616,557
		1,725,065

Steel–0.09%
Nucor Corp.	16,449	1,075,765

Systems Software–3.95%
CA, Inc.	16,241	570,059
Microsoft Corp.	399,184	37,431,484
Oracle Corp.	157,645	7,987,872
Red Hat, Inc.(b)	9,154	1,349,299
Symantec Corp.	32,079	843,357
		48,182,071

Technology Hardware, Storage & Peripherals–4.45%
Apple Inc.	265,669	47,320,962
Hewlett Packard Enterprise Co.	82,531	1,534,251
HP Inc.	86,424	2,021,457
NetApp, Inc.	13,957	845,096

	Shares	Value
Technology Hardware, Storage & Peripherals–(continued)
Seagate Technology PLC	14,969	$799,345
Western Digital Corp.	15,304	1,332,060
Xerox Corp.	11,045	334,885
		54,188,056

Tires & Rubber–0.03%
Goodyear Tire & Rubber Co. (The)	12,744	368,811

Tobacco–1.19%
Altria Group, Inc.	98,736	6,215,431
Philip Morris International Inc.	80,365	8,321,796
		14,537,227

Trading Companies & Distributors–0.19%
Fastenal Co.(c)	14,869	813,632
United Rentals, Inc.(b)	4,372	765,493
W.W. Grainger, Inc.	2,690	703,570
		2,282,695

Trucking–0.04%
J.B. Hunt Transport Services, Inc.	4,428	525,028

Water Utilities–0.06%
American Water Works Co., Inc.	9,228	732,334
Total Common Stocks & Other Equity Interests (Cost $562,373,037)		1,198,527,216

Money Market Funds–1.61%
Invesco Government & Agency Portfolio–Institutional Class, 1.30%(f)	6,856,065	6,856,065
Invesco Liquid Assets Portfolio–Institutional Class, 1.55%(f)	4,896,352	4,896,841
Invesco Treasury Portfolio–Institutional Class, 1.29%(f)	7,835,504	7,835,504
Total Money Market Funds (Cost $19,588,757)		19,588,410
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)–99.93% (Cost $581,961,794)		1,218,115,626

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Fund–0.41%
Invesco Government & Agency Portfolio–Institutional Class, 1.30% (Cost $5,066,488)(f)(g)	5,066,488	5,066,488
TOTAL INVESTMENTS IN SECURITIES–100.34% (Cost $587,028,282)		1,223,182,114
OTHER ASSETS LESS LIABILITIES–(0.34)%		(4,161,548)
NET ASSETS–100.00%		$1,219,020,566

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco S&P 500 Index Fund

Investment Abbreviations:

REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2018.
(d)	The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The value of this security as of February 28, 2018 represented less than 1% of the Fund’s Net Assets. See Note 5.
(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1J.
(f)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of February 28, 2018.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Net Assets

as of February 28, 2018

Information Technology	24.7%
Financials	14.8
Health Care	13.5
Consumer Discretionary	12.5
Industrials	10.1
Consumer Staples	7.4
Energy	5.4
Materials	2.9
Real Estate	2.6
Utilities	2.6
Telecommunication Services	1.8
Money Market Funds Plus Other Assets Less Liabilities	1.7

Open Futures Contracts — Equity Risk
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index	155	March-2018	$21,036,600	$(383,206)	$(383,206)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco S&P 500 Index Fund

Statement of Assets and Liabilities

February 28, 2018

(Unaudited)

Assets:
Investments in securities, at value (Cost $561,840,453)*	$1,197,841,858
Investments in affiliates, at value (Cost $25,187,829)	25,340,256
Receivable for:
Fund shares sold	1,457,401
Dividends	2,277,408
Investment for trustee deferred compensation and retirement plans	79,825
Other assets	39,242
Total assets	1,227,035,990

Liabilities:
Other investments:
Variation margin payable — futures contracts	257,244
Payable for:
Collateral upon return of securities loaned	5,066,488
Fund shares reacquired	1,216,702
Amount due custodian	276,268
Accrued fees to affiliates	832,967
Accrued trustees’ and officers’ fees and benefits	5,952
Accrued other operating expenses	268,213
Trustee deferred compensation and retirement plans	91,590
Total liabilities	8,015,424
Net assets applicable to shares outstanding	$1,219,020,566

Net assets consist of:
Shares of beneficial interest	$608,506,762
Undistributed net investment income	3,799,058
Undistributed net realized gain (loss)	(29,055,880)
Net unrealized appreciation	635,770,626
$1,219,020,566

Net Assets:
Class A	$739,867,017
Class C	$316,322,362
Class Y	$159,251,705
Class R6	$3,579,482

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	25,181,082
Class C	11,147,582
Class Y	5,357,177
Class R6	120,384
Class A:
Net asset value per share	$29.38
Maximum offering price per share
(Net asset value of $29.38 ÷ 94.50%)	$31.09
Class C:
Net asset value and offering price per share	$28.38
Class Y:
Net asset value and offering price per share	$29.73
Class R6:
Net asset value and offering price per share	$29.73

*	At February 28, 2018, securities with an aggregate value of $4,884,412 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco S&P 500 Index Fund

Statement of Operations

For the six months ended February 28, 2018

(Unaudited)

Investment income:
Dividends (includes securities lending income of $7,018)	$10,644,532
Dividends from affiliates	119,811
Total investment income	10,764,343

Expenses:
Advisory fees	692,195
Administrative services fees	142,136
Custodian fees	34,931
Distribution fees:
Class A	879,351
Class B	5,431
Class C	1,395,926
Transfer agent fees — A,B,C and Y	701,859
Transfer agent fees — R6	150
Trustees’ and officers’ fees and benefits	17,618
Registration and filing fees	55,417
Licensing Fees	116,372
Reports to shareholders	64,383
Professional services fees	66,920
Other	29,102
Total expenses	4,201,791
Less: Fees waived and expense offset arrangement(s)	(14,062)
Net expenses	4,187,729
Net investment income	6,576,614

Realized and unrealized gain (loss) from:
Net realized gain from:
Investment securities	6,131,715
Futures contracts	2,898,067
9,029,782
Change in net unrealized appreciation (depreciation) of:
Investment securities	97,810,544
Futures contracts	(575,659)
97,234,885
Net realized and unrealized gain	106,264,667
Net increase in net assets resulting from operations	$112,841,281

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco S&P 500 Index Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2018 and the year ended August 31, 2017

(Unaudited)

	February 28, 2018	August 31, 2017
Operations:
Net investment income	$6,576,614	$13,667,643
Net realized gain	9,029,782	15,900,103
Change in net unrealized appreciation	97,234,885	113,515,786
Net increase in net assets resulting from operations	112,841,281	143,083,532

Distributions to shareholders from net investment income:
Class A	(9,069,445)	(7,927,644)
Class B	(8,313)	(18,198)
Class C	(2,178,576)	(1,529,984)
Class Y	(2,294,947)	(1,532,614)
Class R6	(5,811)	—
Total distributions from net investment income	(13,557,092)	(11,008,440)

Share transactions–net:
Class A	17,768,531	(22,465,651)
Class B	(1,675,551)	(2,266,326)
Class C	16,292,661	19,365,394
Class Y	3,007,329	39,718,000
Class R6	3,413,702	281,123
Net increase in net assets resulting from share transactions	38,806,672	34,632,540
Net increase in net assets	138,090,861	166,707,632

Net assets:
Beginning of period	1,080,929,705	914,222,073
End of period (includes undistributed net investment income of $3,799,058 and $10,779,536, respectively)	$1,219,020,566	$1,080,929,705

Notes to Financial Statements

February 28, 2018

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco S&P 500 Index Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of fourteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is total return through growth of capital and current income.

The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares were permitted to continue to reinvest dividends and capital gains distributions in Class B shares until their conversion to Class A shares. Also, shareholders in Class B shares were able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they converted to Class A shares. Generally, Class B shares automatically converted to Class A shares on or about the month-end, which was at least eight years after the date of purchase. Redemptions of Class B shares prior to conversion date were subject to a CDSC. Effective January 26, 2018, all of the Fund’s outstanding Class B shares were converted to Class A shares, in advance of their normally scheduled conversion. No CDSC was paid in connection with this early conversion.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a

16                         Invesco S&P 500 Index Fund

particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer

17                         Invesco S&P 500 Index Fund

derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
J.

Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s

18                         Invesco S&P 500 Index Fund

clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
K.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $2 billion	0.12%
Over $2 billion	0.10%

For the six months ended February 28, 2018, the effective advisory fees incurred by the Fund was 0.12%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2018, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 2.00%, 2.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “expense limits”). Prior to their conversion to Class A shares, the expense limit for Class B shares was 2.75% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limit.

Further, the Adviser has contractually agreed, through at least June 30, 2019, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended February 28, 2018, the Adviser waived advisory fees of $10,374.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2018, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2018, the expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”), an affiliate of the Adviser. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will reimburse IDI for distribution related expenses that IDI incurs up to a maximum of the following annual rates: Class A — up to 0.25% of the average daily net assets of Class A shares; and Class C — up to 1.00% of the average daily net assets of Class C shares. Prior to their conversion to Class A shares, the Fund incurred annual fees of up to 1.00% of Class B average daily net assets. The fees are accrued daily and paid monthly.

For the six months ended February 28, 2018, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2018, IDI advised the Fund that IDI retained $55,750 in front-end sales commissions from the sale of Class A shares and $730 and $20,766 from Class A and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

19                         Invesco S&P 500 Index Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the six months ended February 28, 2018, there were no material transfers between valuation levels.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock & Other Equity Interests	$1,198,527,216	$—	$—	$1,198,527,216
Money Market Funds	24,654,898	—	—	24,654,898
Total Investments in Securities	1,223,182,114	—	—	1,223,182,114
Other Investments — Liabilities*
Futures Contracts*	(383,206)	—	—	(383,206)
Total Investments	$1,222,798,908	$—	$—	$1,222,798,908

*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-Ends

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 28, 2018:

Derivative Liabilities	Equity Risk
Unrealized depreciation on futures contracts — Exchange-Traded(a)	$(383,206)
Derivatives not subject to master netting agreements	383,206
Total Derivative Liabilities subject to master netting agreements	$—

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended February 28, 2018

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Equity Risk
Realized Gain:
Futures contracts	$2,898,067
Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(575,659)
Total	$2,322,408

20                         Invesco S&P 500 Index Fund

The table below summarizes the average notional value of futures contracts outstanding during the period.

Futures Contracts
Average notional value	$20,816,473

NOTE 5—Investments in Affiliates

The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The following is a summary of the transactions in, and earnings from, investments in Invesco Ltd. for the six months ended February 28, 2018.

	Value 08/31/17	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 02/28/18	Dividend Income
Invesco Ltd.	$670,941	$22,217	$—	$(7,800)	$—	$685,358	$12,044

NOTE 6—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2018, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $3,688.

NOTE 7—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 8—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 9—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of August 31, 2017, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
August 31, 2018	$6,737,498	$—	$6,737,498
August 31, 2019	10,267,726	—	10,267,726
	$17,005,224	$—	$17,005,224

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

21                         Invesco S&P 500 Index Fund

NOTE 10—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2018 was $40,383,721 and $10,881,803, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$634,373,938
Aggregate unrealized (depreciation) of investments	(19,491,298)
Net unrealized appreciation of investments	$614,882,640

Cost of investments for tax purposes is $607,916,268.

NOTE 11—Share Information

	Summary of Share Activity
	Six months ended February 28, 2018(a)		Year ended August 31, 2017
	Shares	Amount	Shares	Amount
Sold:
Class A	2,541,810	$73,127,045	4,607,891	$115,534,132
Class B(b)	1,571	43,156	7,192	177,768
Class C	1,408,844	39,095,480	2,769,529	66,994,471
Class Y	1,011,552	29,644,320	2,750,084	69,516,769
Class R6(c)	119,510	3,696,473	10,425	281,312

Issued as reinvestment of dividends:
Class A	285,046	8,195,060	292,493	7,163,159
Class B(b)	282	7,942	649	15,585
Class C	69,675	1,937,663	56,196	1,332,982
Class Y	66,773	1,941,093	52,280	1,294,456
Class R6	194	5,635	—	—

Conversion of Class B shares to Class A shares:(d)
Class A	45,012	1,397,621	72,923	1,820,835
Class B	(46,623)	(1,397,621)	(74,640)	(1,820,835)

Reacquired:
Class A	(2,272,056)	(64,951,195)	(5,857,129)	(146,983,777)
Class B(b)	(11,873)	(329,028)	(26,114)	(638,844)
Class C	(893,932)	(24,740,482)	(2,022,785)	(48,962,059)
Class Y	(972,366)	(28,578,084)	(1,222,717)	(31,093,225)
Class R6	(9,738)	(288,406)	(7)	(189)
Net increase in share activity	1,343,681	$38,806,672	1,416,270	$34,632,540

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 50% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Class B shares activity for the period September 1, 2017 through January 26, 2018 (date of conversion).
(c)	Commencement date of April 4, 2017.
(d)	Effective as of the close of business January 26, 2018, all outstanding Class B shares were converted to Class A shares.

22                         Invesco S&P 500 Index Fund

NOTE 12—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 02/28/18	$26.93	$0.18	$2.64	$2.82	$(0.37)	$29.38	10.50%		$739,867	0.58	%(d)	0.58	%(d)	1.29	%(d)	1%
Year ended 08/31/17	23.60	0.38	3.26	3.64	(0.31)	26.93	15.55		661,887	0.58		0.58		1.52		4
Year ended 08/31/16	21.42	0.36	2.16	2.52	(0.34)	23.60	11.89		600,869	0.59		0.59		1.62		6
Year ended 08/31/15	21.69	0.32	(0.33)	(0.01)	(0.26)	21.42	(0.05)		534,656	0.58		0.58		1.44		4
Year ended 08/31/14	17.67	0.29	4.01	4.30	(0.28)	21.69	24.54	(e)	557,688	0.59	(e)	0.59	(e)	1.45	(e)	5
Year ended 08/31/13	15.26	0.27	2.43	2.70	(0.29)	17.67	18.04		467,234	0.62		0.62		1.64		6
Class B
Six months ended 02/28/18(h)	26.25	0.06	5.28	5.34	(0.18)	31.41	16.45		—	1.33	(d)	1.33	(d)	0.54	(d)	1
Year ended 08/31/17	23.03	0.19	3.18	3.37	(0.15)	26.25	14.71		1,487	1.33		1.33		0.77		4
Year ended 08/31/16	20.94	0.19	2.10	2.29	(0.20)	23.03	11.02		3,445	1.34		1.34		0.87		6
Year ended 08/31/15	21.24	0.15	(0.33)	(0.18)	(0.12)	20.94	(0.85)		5,117	1.33		1.33		0.69		4
Year ended 08/31/14	17.32	0.13	3.94	4.07	(0.15)	21.24	23.60		8,150	1.35		1.35		0.69		5
Year ended 08/31/13	14.96	0.14	2.40	2.54	(0.18)	17.32	17.14		11,045	1.37		1.37		0.89		6
Class C
Six months ended 02/28/18	25.95	0.08	2.55	2.63	(0.20)	28.38	10.16	(f)	316,322	1.27	(d)(f)	1.27	(d)(f)	0.60	(d)(f)	1
Year ended 08/31/17	22.77	0.19	3.14	3.33	(0.15)	25.95	14.71	(f)	274,100	1.31	(f)	1.31	(f)	0.79	(f)	4
Year ended 08/31/16	20.70	0.19	2.08	2.27	(0.20)	22.77	11.05	(f)	222,221	1.32	(f)	1.32	(f)	0.89	(f)	6
Year ended 08/31/15	20.99	0.15	(0.32)	(0.17)	(0.12)	20.70	(0.81)		164,876	1.33		1.33		0.69		4
Year ended 08/31/14	17.12	0.13	3.89	4.02	(0.15)	20.99	23.59		124,452	1.35		1.35		0.69		5
Year ended 08/31/13	14.79	0.14	2.37	2.51	(0.18)	17.12	17.14	(f)	91,761	1.36	(f)	1.36	(f)	0.90	(f)	6
Class Y
Six months ended 02/28/18	27.26	0.22	2.68	2.90	(0.43)	29.73	10.69		159,252	0.33	(d)	0.33	(d)	1.54	(d)	1
Year ended 08/31/17	23.88	0.45	3.29	3.74	(0.36)	27.26	15.83		143,171	0.33		0.33		1.77		4
Year ended 08/31/16	21.67	0.42	2.18	2.60	(0.39)	23.88	12.15		87,687	0.34		0.34		1.87		6
Year ended 08/31/15	21.94	0.38	(0.34)	0.04	(0.31)	21.67	0.17		48,047	0.33		0.33		1.69		4
Year ended 08/31/14	17.87	0.34	4.05	4.39	(0.32)	21.94	24.83		24,870	0.35		0.35		1.69		5
Year ended 08/31/13	15.43	0.32	2.45	2.77	(0.33)	17.87	18.33		22,546	0.37		0.37		1.89		6
Class R6
Six months ended 02/28/18	27.28	0.24	2.67	2.91	(0.46)	29.73	10.69		3,579	0.24	(d)	0.24	(d)	1.63	(d)	1
Year ended 08/31/17(g)	25.85	0.20	1.23	1.43	—	27.28	5.53		284	0.26	(i)	0.26	(i)	1.84	(i)	4

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $709,324, $1,341, $298,102, $153,677 and $1,019 for Class A, Class B, Class C, Class Y, and Class R6 shares, respectively.
(e)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the year ended August 31, 2014.
(f)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.94%, 0.98%, 0.98% and 0.99% for the six months ended February 28, 2018 and for the years ended August 31, 2017, August 31, 2016 and August 31, 2013, respectively.
(g)	Commencement date of April 4, 2017.
(h)	Reflects activity for the period September 1, 2017 through January 26, 2018 (date of conversion).
(i)	Annualized.

23                         Invesco S&P 500 Index Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2017 through February 28, 2018.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (09/01/17)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/18)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/18)	Expenses Paid During Period[2]
A	$1,000.00	$1,105.00	$3.03	$1,021.92	$2.91	0.58%
C	1,000.00	1,102.00	6.62	1,018.50	6.36	1.27
Y	1,000.00	1,106.90	1.72	1,023.16	1.66	0.33
R6	1,000.00	1,106.90	1.25	1,023.60	1.20	0.24

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2017 through February 28, 2018, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

24                         Invesco S&P 500 Index Fund

Explore High-Conviction Investing with Invesco

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074	Invesco Distributors, Inc.	MS-SPI-SAR-1	04182018	1458

Semiannual Report to Shareholders	February 28, 2018
Invesco Short Duration High Yield Municipal Fund Nasdaq: A: ISHAX ∎ C: ISHCX ∎ Y: ISHYX ∎ R5: ISHFX ∎ R6: ISHSX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
14	Financial Statements
16	Notes to Financial Statements
23	Financial Highlights
24	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 8/31/17 to 2/28/18, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	1.28%
Class C Shares	0.90
Class Y Shares	1.50
Class R5 Shares	1.50
Class R6 Shares*	1.50
S&P Municipal Bond High Yield Index▼ (Broad Market Index)	-0.42
Custom Invesco Short Duration High Yield Municipal Index∎ (Style-Specific Index)	-0.45
Lipper High Yield Municipal Debt Funds Index◆ (Peer Group Index)	0.24
Source(s): ▼FactSet Research Systems Inc.; ∎Invesco, FactSet Research Systems Inc.; ◆Lipper Inc.
*Class R6 shares incepted on April 4, 2017. See page 3 for more information

The S&P Municipal Bond High Yield Index is an unmanaged index considered representative of municipal bonds that are not rated or are rated below investment grade.

The Custom Invesco Short Duration High Yield Municipal Index consists of 60% S&P Municipal Bond High Yield Index and 40% S&P Municipal Bond Short Index.

The Lipper High Yield Municipal Debt Funds Index is an unmanaged index considered representative of high yield municipal debt funds tracked by Lipper.

The S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.

The S&P Municipal Bond Short Index consists of bonds in the S&P Municipal Bond Index with a minimum maturity of six months and a maximum maturity of four years.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                        Invesco Short Duration High Yield Municipal Fund

Average Annual Total Returns
As of 2/28/18, including maximum applicable sales charges
Class A Shares
Inception (9/30/15)	3.81%
1 Year	3.26

Class C Shares
Inception (9/30/15)	4.11%
1 Year	4.02

Class Y Shares
Inception (9/30/15)	5.21%
1 Year	6.16

Class R5 Shares
Inception (9/30/15)	5.25%
1 Year	6.16

Class R6 Shares
Inception	5.07%
1 Year	6.27

Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class Y, Class R5 and Class R6 shares was 0.82%, 1.57%, 0.57%, 0.57% and 0.57%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class Y, Class R5 and Class R6 shares was 1.16%, 1.91%, 0.91%, 0.92% and 0.92%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses

Average Annual Total Returns
As of 12/31/17, the most recent calendar quarter end, including maximum applicable sales charges
Class A Shares
Inception (9/30/15)	4.23%
1 Year	5.06

Class C Shares
Inception (9/30/15)	4.66%
1 Year	6.08

Class Y Shares
Inception (9/30/15)	5.71%
1 Year	8.03

Class R5 Shares
Inception (9/30/15)	5.76%
1 Year	8.13

Class R6 Shares
Inception	5.57%
1 Year	8.09

incurred during the period covered by this report.

Class A share performance reflects the maximum 2.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least December 31, 2018. See current prospectus for more information.

3                        Invesco Short Duration High Yield Municipal Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.”

Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                        Invesco Short Duration High Yield Municipal Fund

Schedule of Investments

February 28, 2018

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–102.37%
Alabama–0.87%
Birmingham (City of) Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.25%	06/01/2025	$1,500	$1,649,535
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB	5.50%	01/01/2028	90	79,982
				1,729,517

Alaska–0.80%
Northern Tobacco Securitization Corp.; Series 2006 A, Tobacco Settlement Asset-Backed RB	4.63%	06/01/2023	1,535	1,578,870

American Samoa–0.48%
American Samoa (Territory of) Economic Development Authority; Series 2015 A, Ref. General RB	6.25%	09/01/2029	1,000	952,690

Arizona–4.57%
Arizona (State of) Industrial Development Authority (American Charter Schools Foundation); Series 2017, Ref. Education RB(a)	5.00%	07/01/2022	1,500	1,554,795
Arizona (State of) Industrial Development Authority (Basis Schools); Series 2017 A, Ref. Education RB(a)	5.00%	07/01/2026	500	536,935
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence);
Series 2017 A, Ref. Education RB(a)	4.38%	07/01/2029	1,000	975,500
Series 2017 A, Ref. Education RB(a)	5.00%	07/01/2032	500	497,940
Glendale (City of) Industrial Development Authority (The Beatitudes Campus); Series 2017, Ref. RB	4.00%	11/15/2027	1,800	1,771,470
Phoenix (City of) Industrial Development Authority (Basis Schools); Series 2016 A, Ref. Education RB(a)	5.00%	07/01/2035	1,000	1,029,610
Pima (County of) Industrial Development Authority (American Leadership); Series 2015, Ref. Education Facility RB(a)	4.60%	06/15/2025	460	474,044
Pima (County of) Industrial Development Authority (Grande Innovations Academy); Series 2018, Education Facility RB(a)	4.13%	07/01/2026	1,225	1,197,891
Tempe (City of) Industrial Development Authority (Mirabella at ASU); Series 2017 B, RB(a)	4.00%	10/01/2023	1,000	1,004,360
				9,042,545

California–4.55%
Bay Area Toll Authority (San Francisco Bay Area); Series 2017 D, Ref. Toll Bridge Floating Rate RB (3 mo. USD LIBOR + 0.55%)(a)(b)(c)	1.74%	04/01/2021	1,000	1,009,140
California (State of) Pollution Control Financing Authority (Aemerge Redpack Services LLC); Series 2016, Solid Waste Disposal RB(a)(d)	7.00%	12/01/2027	750	733,875
California (State of) Statewide Communities Development Authority (Creative Child Care & Team Charter); Series 2015, School Facilities RB (Acquired 11/03/2015; Cost $545,000)(a)	5.00%	06/01/2022	545	551,605
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing);
Series 2016, Ref. RB(a)	4.00%	06/01/2021	500	512,440
Series 2016, Ref. RB(a)	4.00%	06/01/2026	500	513,490
California (State of); Series 2013 B, Ref. Various Purpose Unlimited Tax GO Floating Rate Bonds (SIFMA Municipal Swap Index + 0.38%)(b)(c)	1.47%	12/01/2022	1,000	1,001,330
California County Tobacco Securitization Agency (The) (Los Angeles County Securitization Corp.); Series 2006, Tobacco Settlement Conv. Asset-Backed RB	5.60%	06/01/2036	1,000	1,014,550
California County Tobacco Securitization Agency (The) (Sonoma County Securitization Corp.); Series 2005, Ref. Tobacco Settlement Asset-Backed RB	5.13%	06/01/2038	90	90,002
Golden State Tobacco Securitization Corp.; Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2033	1,030	1,031,277
Inland Empire Tobacco Securitization Authority; Series 2007 A, Tobacco Settlement RB	4.63%	06/01/2021	310	310,124
San Buenaventura (City of) (Community Memorial Health System); Series 2011, RB	7.50%	12/01/2041	2,000	2,239,680
				9,007,513

Colorado–6.05%
Amber Creak Metropolitan District; Series 2017 A, Ref. Limited Tax GO Bonds	5.00%	12/01/2037	750	742,515
Brighton Crossing Metropolitan District No. 4; Series 2017 A, Limited Tax GO Bonds	4.00%	12/01/2027	515	508,022

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Clear Creek Station Metropolitan District No. 2; Series 2017 A, Ref. Limited Tax GO Bonds	4.38%	12/01/2032	$790	$796,936
Colorado (State of) Health Facilities Authority (Frasier Meadows Retirement Community);
Series 2017 A, Ref. Hospital RB	5.00%	05/15/2025	525	586,409
Series 2017 A, Ref. Hospital RB	5.00%	05/15/2026	475	532,955
Colorado (State of) Health Facilities Authority (Sunny Vista Living Center); Series 2015 A, Ref. RB(a)	5.00%	12/01/2025	150	154,154
Copperleaf Metropolitan District No. 2; Series 2015, Ref. Unlimited Tax GO Bonds	5.25%	12/01/2030	500	525,485
Cornerstar Metropolitan District; Series 2017 A, Ref. Limited Tax GO Bonds	3.50%	12/01/2021	370	375,176
Denver (City & County of) (United Airlines, Inc.); Series 2017, Ref. Special Facilities Airport RB(d)	5.00%	10/01/2032	1,500	1,621,815
Denver (City & County of); Series 2016, Ref. Airport System Floating Rate RB (1 mo. USD LIBOR + 0.86%)(b)(c)	1.96%	11/15/2019	1,000	1,004,820
Gardens on Havana Metropolitan District No. 3 (The); Series 2017 A, Special RB	3.63%	12/01/2021	928	949,186
Prairie Center Metropolitan District No. 3; Series 2017 A, Ref. Limited Property Tax Supported RB(a)	4.13%	12/15/2027	1,000	1,009,460
Solaris Metropolitan District No. 3; Series 2016 A, Ref. Limited Tax GO Bonds	5.00%	12/01/2036	1,000	1,037,000
Southlands Metropolitan District No. 1;
Series 2017 A-1, Ref. Unlimited Tax GO Bonds	5.00%	12/01/2037	100	107,166
Series 2017 A-2, Unlimited Tax GO Bonds	5.00%	12/01/2037	200	214,332
Sterling Ranch Community Authority Board; Series 2017 A, Sr. Supported and Special RB	5.00%	12/01/2030	1,750	1,795,168
				11,960,599

Connecticut–0.93%
Connecticut (State of) Health & Educational Facilities Authority (Church Home of Hartford Inc.);
Series 2016 B-1, TEMPS-80SM Healthcare Facilities RB(a)	3.25%	09/01/2021	950	950,143
Series 2016 B-2, TEMPS-50SM Healthcare Facilities RB(a)	2.88%	09/01/2020	405	405,089
Hamden (Town of) (Whitney Center); Series 2009 A, Facility RB	7.63%	01/01/2030	455	475,925
				1,831,157

District of Columbia–1.05%
District of Columbia (Ingleside at Rock Creek);
Series 2017 A, RB	4.13%	07/01/2027	1,000	1,012,350
Series 2017 A, RB	5.00%	07/01/2032	1,000	1,055,640
				2,067,990

Florida–2.45%
Alachua (County of) (North Florida Retirement Village, Inc.); Series 2007, IDR	5.63%	11/15/2022	150	150,363
Cape Coral (City of) Health Facilities Authority (Gulf Care Inc.);
Series 2015, Ref. Sr. Housing RB(a)	3.75%	07/01/2019	495	497,668
Series 2015, Ref. Sr. Housing RB(a)	5.88%	07/01/2040	250	269,142
Capital Trust Agency Inc. (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. Retirement Facility RB	5.00%	07/01/2027	1,000	1,074,990
Florida Development Finance Corp. (Brightline Passenger Rail); Series 2017, Surface Transportation Facilitiy RB(a)(c)(d)	5.63%	01/01/2028	750	773,422
Florida Development Finance Corp. (Renaissance Charter School, Inc.); Series 2012 A, Educational Facilities RB	5.50%	06/15/2022	1,210	1,289,098
Lee (County of) Industrial Development Authority (Cypress Cove Healthpark); Series 2012, Ref. RB	4.75%	10/01/2022	315	339,120
Seminole (County of) Industrial Development Authority (Legacy Pointe at UCF); Series 2016 A, RB(a)	10.00%	12/28/2021	400	447,936
				4,841,739

Georgia–1.32%
Macon-Bibb (County of) Urban Development Authority (Academy for Classical Education, Inc.); Series 2017 A, RB(a)	5.00%	06/15/2027	500	509,640
Main Street Natural Gas, Inc.; Series 2018 B, Gas Supply Floating Rate RB (1 mo. USD LIBOR + 0.75%)(b)(c)	1.81%	09/01/2023	1,000	1,003,450
Marietta (City of) Developing Authority (Life University, Inc.); Series 2017 A, Ref. University Facilities RB(a)	5.00%	11/01/2023	1,000	1,105,070
				2,618,160

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Idaho–0.52%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	4.00%	11/15/2027	$1,000	$1,020,310

Illinois–9.57%
Bartlett (Village of) (Quarry Redevelopment); Series 2016, Ref. Sr. Lien Tax Increment Allocation RB	4.00%	01/01/2024	1,250	1,211,337
Chicago (City of) Board of Education; Series 2017 C, Ref. Dedicated Unlimited Tax GO Bonds	5.00%	12/01/2024	1,000	1,060,990
Chicago (City of);
Series 2008 C, Ref. Second Lien Wastewater Transmission RB	5.00%	01/01/2020	200	210,542
Series 2009 D, Unlimited Tax GO Bonds	5.00%	01/01/2020	100	102,089
Series 2010 A, Ref. Unlimited Tax GO Bonds	4.00%	01/01/2022	110	111,902
Series 2017 A, Ref. Unlimited Tax GO Bonds	5.63%	01/01/2029	1,000	1,119,830
Series 2017 A, Ref. Unlimited Tax GO Bonds	5.75%	01/01/2034	1,500	1,661,790
Illinois (State of) Finance Authority (Intrinsic Schools — Belmont School); Series 2015, Charter School RB (a)	5.25%	12/01/2025	400	409,676
Illinois (State of) Finance Authority (Lutheran Home & Services); Series 2012, Ref. RB	5.00%	05/15/2022	400	418,976
Illinois (State of) Finance Authority (Montgomery Place); Series 2017, Ref. RB	5.00%	05/15/2024	1,115	1,169,066
Illinois (State of) Finance Authority (Park Place of Elmhurst);
Series 2016 A, RB	6.20%	05/15/2030	685	682,726
Series 2016 B, RB	5.63%	05/15/2020	211	209,318
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB	5.25%	08/15/2023	840	871,038
Illinois (State of) Finance Authority (Plymouth Place);
Series 2015, Ref. RB	2.75%	05/15/2019	395	397,228
Series 2015, Ref. RB	5.00%	05/15/2025	250	272,683
Illinois (State of) Finance Authority (Three Crowns Park); Series 2017, Ref. RB	4.00%	02/15/2027	1,010	1,017,383
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick PL); Series 2002 A, Dedicated State CAB Tax RB (INS–NATL)(e)(f)	0.00%	12/15/2029	1,500	898,080
Illinois (State of);
First Series 2001, Unlimited Tax GO Bonds (INS–NATL)(f)	6.00%	11/01/2026	1,000	1,129,000
Series 2013, Unlimited Tax GO Bonds	5.00%	07/01/2019	700	721,623
Series 2014, Unlimited Tax GO Bonds	5.00%	02/01/2021	1,000	1,042,310
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/2021	860	898,803
Series 2016, Ref. Unlimited Tax GO Bonds	5.00%	02/01/2023	500	524,820
Series 2017 D, Unlimited Tax GO Bonds(g)	5.00%	11/01/2023	2,250	2,365,245
Manhattan (Village of) Special Service Area No. 2004-1 (Brookstone Springs); Series 2015, Ref. Sr. Lien Special Tax RB	4.25%	03/01/2024	432	434,618
				18,941,073

Indiana–1.03%
Allen (County of) Economic Development (StoryPoint Fort Wayne); Series 2017, RB(a)	6.63%	01/15/2034	500	528,600
Indiana Bond Bank; Series 2007 B-1, Special Program Gas Floating Rate RB (3 mo. USD LIBOR + 0.97%)(b)	1.88%	10/15/2022	1,500	1,500,075
				2,028,675

Iowa–1.05%
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, Midwestern Disaster Area RB(a)	5.88%	12/01/2026	460	485,010
Series 2013, Ref. Midwestern Disaster Area RB(c)	5.25%	12/01/2033	1,540	1,600,399
				2,085,409

Kansas–1.08%
Wichita (City of) (Kansas Masonic Home);
Series 2016 II-A, Health Care Facilities RB	4.25%	12/01/2024	500	517,170
Series 2016 II-A, Health Care Facilities RB	5.00%	12/01/2031	550	576,967
Series 2016 II-A, Health Care Facilities RB	5.25%	12/01/2036	1,000	1,052,930
				2,147,067

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–3.16%
Christian (County of) (Jennie Stuart Medical Center, Inc.); Series 2016, Ref. Hospital RB	5.00%	02/01/2026	$930	$1,002,307
Kentucky (State of) Asset/Liability Commission (General Fund Floating Rate Notes); Series 2007 B, Ref. Floating Rate RB (INS–NATL) (3 mo. USD LIBOR + 0.55%)(b)(f)	1.74%	11/01/2025	1,440	1,405,210
Kentucky (State of) Economic Development Finance Authority (Masonic Home Independent Living II Inc.); Series 2016 A, Ref. RB	5.00%	05/15/2021	1,000	1,070,710
Kentucky (State of) Economic Development Finance Authority (Next Generation Kentucky Information Highway); Series 2015 A, Sr. RB	5.00%	07/01/2032	1,000	1,099,320
Kentucky (State of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2015, Ref. Hospital RB	5.00%	06/01/2019	1,040	1,074,029
Kentucky (State of) Economic Development Finance Authority (Rosedale Green); Series 2015, Ref. Health Care Facilities RB	5.00%	11/15/2025	600	606,576
				6,258,152

Maine–1.01%
Maine (State of) Health & Higher Educational Facilities Authority (Maine General Medical Center);
Series 2011, RB	5.00%	07/01/2019	855	869,928
Series 2011, RB	7.50%	07/01/2032	1,000	1,122,640
				1,992,568

Maryland–3.29%
Baltimore (City of) (East Baltimore Research Park); Series 2017, Ref. Special Obligation RB	4.00%	09/01/2027	425	439,816
Frederick (County of) (Mount St. Mary’s University);
Series 2017 A, Ref. Educational Facilities RB(a)	5.00%	09/01/2027	1,000	1,097,430
Series 2017 A, Ref. Educational Facilities RB(a)	5.00%	09/01/2032	1,075	1,149,605
Howard (County of) (Downtown Columbia); Series 2017 A, Special Obligation Tax Allocation RB(a)	4.00%	02/15/2028	500	513,370
Howard (County of) (Vantage House Facility);
Series 2016, Ref. Retirement Community RB	5.00%	04/01/2021	325	335,712
Series 2017, Ref. Retirement Community RB	5.00%	04/01/2021	488	504,060
Maryland (State of) Health & Higher Educational Facilities Authority (Green Street Academy); Series 2017 A, RB (a)	5.00%	07/01/2027	400	417,556
Maryland Economic Development Corp. (AFCO Cargo BWI II, LLC); Series 2017, Ref. Air Cargo RB(a)(d)	4.00%	07/01/2024	2,000	2,050,540
				6,508,089

Massachusetts–1.40%
Massachusetts (State of) Development Finance Agency (Lawrence General Hospital);
Series 2017, Ref. RB	5.00%	07/01/2027	645	709,016
Series 2017, Ref. RB	5.00%	07/01/2028	675	741,434
Massachusetts (State of) Port Authority (Delta Air Lines Inc.); Series 2001 B, Special Facilities Floating Rate RB (INS–AMBAC)(c)(d)(f)(h)	3.14%	01/01/2031	1,000	992,530
Massachusetts (State of) Port Authority (Delta Airlines Inc.);
Series 2001 A, Facilities RB (INS–AMBAC)(d)(f)	5.20%	01/01/2020	195	198,009
Series 2001 A, Facilities RB (INS–AMBAC)(d)(f)	5.50%	01/01/2019	135	135,313
				2,776,302

Michigan–2.50%
Michigan (State of) Tobacco Settlement Finance Authority; Series 2007 A, Sr. Asset-Backed RB	6.00%	06/01/2048	1,400	1,396,500
Summit Academy North; Series 2016, Ref. Public School Academy RB	4.00%	11/01/2021	1,585	1,595,144
Waterford Township Economic Development Corp. (Canterbury Health Care, Inc.); Series 2016 A, Ref. Limited Obligation RB(a)	5.00%	07/01/2026	1,835	1,953,559
				4,945,203

Minnesota–3.54%
Brooklyn Park (City of) (Athlos Leadership Academy); Series 2015, Charter School Lease RB	4.00%	07/01/2020	225	223,360
Deephaven (City of) (Seven Hills Preparatory Academy);
Series 2017, Charter School Lease RB	4.38%	10/01/2027	250	244,535
Series 2017, Charter School Lease RB	5.00%	10/01/2037	1,000	1,001,070

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)
Minnesota (State of) Higher Education Facilities Authority (Bethel University); Series 2017, Ref. RB	5.00%	05/01/2032	$500	$557,095
Rochester (City of) (Homestead at Rochester, Inc.); Series 2015, Health Care & Housing RB	5.00%	12/01/2021	470	506,171
St. Paul (City of) Housing & Redevelopment Authority (High School for Recording Arts); Series 2015, Charter School Lease RB	5.13%	10/01/2023	300	306,921
St. Paul (City of) Housing & Redevelopment Authority (Hmong College Prep Academy); Series 2016, Ref. Charter School Lease RB	5.00%	09/01/2026	1,000	1,028,560
St. Paul Park (City of) (Presbyterian Homes Bloomington);
Series 2017, Ref. Sr. Housing & Health Care RB	3.80%	09/01/2029	350	363,065
Series 2017, Ref. Sr. Housing & Health Care RB	3.90%	09/01/2030	565	587,363
Series 2017, Ref. Sr. Housing & Health Care RB	4.00%	09/01/2031	585	609,816
Series 2017, Ref. Sr. Housing & Health Care RB	4.00%	09/01/2032	400	415,540
Series 2017, Ref. Sr. Housing & Health Care RB	4.10%	09/01/2033	500	520,840
West St. Paul (City of) (Walker Westwood Ridge Campus); Series 2017, Ref. Housing & Health Care Facilities RB	4.00%	11/01/2030	650	641,069
				7,005,405

Mississippi–2.12%
Mississippi Business Finance Corp. (Chevron U.S.A. Inc.); Series 2009 C, VRD Gulf Opportunity Zone IDR(i)	1.12%	12/01/2030	4,200	4,200,000

Missouri–2.50%
Kansas City (City of) Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. Sr. Sales Tax RB(a)	5.00%	04/01/2036	1,000	1,031,470
Kansas City (City of) Industrial Development Authority; Series 2016 A, Ref. Sales Tax RB(a)	4.25%	04/01/2026	500	514,115
Kansas City (City of) Land Clearance for Redevelopment Authority (Convention Center Hotel); Series 2018 B, Tax Allocation RB (a)	4.38%	02/01/2031	1,000	1,005,170
Kirkwood (City of) Industrial Development Authority (Aberdeen Heights); Series 2017, Ref. Retirement Community RB	5.00%	05/15/2024	1,500	1,630,500
St. Louis (City of) Industrial Development Authority (Ballpark Village Development); Series 2017 A, Ref. Financing RB	3.88%	11/15/2029	750	757,988
				4,939,243

Montana–1.27%
Kalispell (City of) (Immanuel Lutheran Corp.); Series 2017, Ref. Housing & Healthcare Facilities RB	3.40%	11/15/2022	2,500	2,503,200

Nevada–0.44%
Nevada (State of) Department of Business & Industry (Doral Academy of Nevada);
Series 2017 A, RB(a)	5.00%	07/15/2027	335	353,777
Series 2017 A, RB(a)	5.00%	07/15/2037	500	511,415
				865,192

New Jersey–6.26%
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, Special Facility RB(d)	5.25%	09/15/2029	800	873,288
Series 2012, Special Facility RB(d)	5.75%	09/15/2027	200	221,906
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology Inc.);
Series 2012 C, RB	5.00%	07/01/2022	470	472,148
Series 2012 C, RB	5.00%	07/01/2032	1,000	924,060
New Jersey (State of) Economic Development Authority (School Facilities Construction); Series 2013, Ref. Floating Rate RB (SIFMA Municipal Swap Index + 1.60%)(b)	2.69%	03/01/2028	1,000	987,750
New Jersey (State of) Economic Development Authority;
Series 2012, Ref. RB	5.00%	06/15/2019	400	415,200
Series 2012, Ref. RB	5.00%	06/15/2025	600	650,916
Series 2012 II, Ref. School Facilities Construction RB	5.00%	03/01/2023	1,500	1,611,630
Series 2017 B, Ref. RB	5.00%	11/01/2023	1,500	1,643,670

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Transportation Trust Fund Authority;
Series 2006 C, CAB Transportation System RB (INS–AGM)(e)(f)	0.00%	12/15/2034	$500	$244,805
Series 2013 AA, Transportation Program RB	5.25%	06/15/2031	1,150	1,230,810
Subseries 2016 A-2, Federal Highway Reimbursement RN	5.00%	06/15/2031	750	755,985
Tobacco Settlement Financing Corp.;
Series 2007 1-A, Asset-Backed RB	4.63%	06/01/2026	600	602,106
Series 2007 1-A, Asset-Backed RB	4.75%	06/01/2034	1,000	990,010
Series 2007 1-A, Asset-Backed RB	5.00%	06/01/2029	750	751,133
				12,375,417

New York–4.99%
Build NYC Resource Corp. (Pratt Paper Inc.); Series 2014, Ref. Waste Disposal RB(a)(d)	3.75%	01/01/2020	275	279,928
Metropolitan Transportation Authority;
Subseries 2002 G-1, Ref. Floating Rate RB (1 mo. USD LIBOR + 0.48%)(b)(c)	1.54%	11/01/2018	1,200	1,200,000
Subseries 2014 D-2, Floating Rate RB (SIFMA Municipal Swap Index + 0.45%)(b)(c)	1.54%	11/15/2022	1,000	998,790
Nassau (County of) Industrial Development Agency (Amsterdam at Harborside);
Series 2014 A, Continuing Care Retirement Community RB	6.50%	01/01/2032	1,000	1,066,040
Series 2014 B, Continuing Care Retirement Community RB	5.50%	07/01/2020	255	259,241
Nassau County Tobacco Settlement Corp.; Series 2006 A-2, Sr. Asset-Backed RB	5.25%	06/01/2026	1,000	1,000,170
New York (City of) Industrial Development Agency (Brooklyn Navy Yard Cogen Partners);
Series 1997, Industrial Development RB(d)	5.65%	10/01/2028	1,000	998,040
Series 1997, Industrial Development RB(d)	5.75%	10/01/2036	1,000	993,180
New York (State of) Energy Research & Development Authority (Niagara Mohawk Power Corp.); Series 2004 A, VRD PCR (INS–SGI)(f)(i)	3.89%	07/01/2029	1,500	1,500,000
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. Special Facilities RB(d)	5.00%	08/01/2026	500	535,565
Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.); Series 2013 A, RB	5.00%	07/01/2027	1,000	1,036,350
				9,867,304

North Dakota–0.51%
Burleigh (County of) (University of Mary); Series 2016, Education Facilities RB	4.38%	04/15/2026	1,000	1,002,190

Ohio–4.78%
Buckeye Tobacco Settlement Financing Authority;
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.13%	06/01/2024	2,000	1,895,200
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.38%	06/01/2024	1,000	955,710
Butler (County of) Port Authority (Storypoint Fairfield); Sr. Series 2017 A-1, RB(a)	6.25%	01/15/2034	500	517,490
Cleveland (City of) (Continental Airlines, Inc.); Series 1998, Airport Special RB(d)	5.38%	09/15/2027	200	200,642
Cuyahoga (County of) (Metrohealth System); Series 2017, Ref. Hospital RB	5.00%	02/15/2031	1,000	1,094,300
Gallia (County of) (Holzer Health System Obligated Group); Series 2012, Ref. & Improvement Hospital Facilities RB	8.00%	07/01/2042	1,975	2,278,439
Muskingum (County of) (Genesis Healthcare System); Series 2013, Hospital Facilities RB	5.00%	02/15/2021	365	387,068
Ohio (State of) (Portsmouth Bypass); Series 2015, Private Activity RB(d)	5.00%	12/31/2025	340	393,132
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC);
Series 2017, Exempt Facility RB(a)(d)	3.75%	01/15/2028	1,250	1,253,037
Series 2017, Exempt Facility RB(a)(d)	4.25%	01/15/2038	250	252,400
Toledo-Lucas (County of) Port Authority (StoryPoint Waterville); Series 2016 A-1, RB(a)	6.13%	01/15/2034	225	231,725
				9,459,143

Oklahoma–1.68%
Comanche (County of) Hospital Authority;
Series 2012 A, Ref. RB	5.00%	07/01/2021	475	495,620
Series 2015, Ref. RB	5.00%	07/01/2023	1,000	1,077,870

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma–(continued)
Oklahoma (State of) Development Finance Authority (Inverness Village Community); Series 2012, Ref. Continuing Care Retirement Community RB	5.25%	01/01/2022	$375	$274,703
Payne (County of) Economic Development Authority (Epworth Living at the Ranch); Series 2016 B-2, RB	4.75%	11/01/2023	1,470	1,102,720
Tulsa (City of) Municipal Airport Trust (American Airlines Group, Inc.); Series 2015, Ref. RB(c)(d)	5.00%	06/01/2025	340	368,077
				3,318,990

Pennsylvania–2.38%
Commonwealth Financing Authority; Series 2018, Tobacco Master Settlement Payment RB	5.00%	06/01/2026	2,000	2,262,140
Cumberland (County of) Municipal Authority (Asbury Pennsylvania Obligated Group); Series 2010, RB	6.00%	01/01/2030	1,300	1,364,623
Philadelphia (City of) Authority for Industrial Development (Wesley Enhanced Living Obligated Group); Series 2017, Ref. Sr. Living Facilities RB	5.00%	07/01/2032	1,000	1,080,420
				4,707,183

Puerto Rico–1.50%
Children’s Trust Fund; Series 2002, Tobacco Settlement Asset-Backed RB	5.38%	05/15/2033	1,030	985,679
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2004 PP, Ref. RB (INS–NATL)(f)	5.00%	07/01/2023	1,500	1,489,035
Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2007 M-3, Ref. Government Facilities RB (INS–NATL)(f)	6.00%	07/01/2024	500	501,400
				2,976,114

Rhode Island–0.29%
Tobacco Settlement Financing Corp.; Series 2015 A, Ref. RB	5.00%	06/01/2026	500	573,800

Tennessee–1.23%
Bristol (City of) Industrial Development Board (Pinnacle);
Series 2016, Tax Increment Allocation RB	4.25%	06/01/2021	760	770,404
Series 2016 B, CAB Sales Tax RB(a)(e)	0.00%	12/01/2020	750	672,862
Series 2016 B, CAB Sales Tax RB(a)(e)	0.00%	12/01/2021	250	212,768
Memphis (City of) & Shelby (County of) Economic Development Growth Engine Industrial Development Board (Graceland);
Series 2017 A, Ref. Sr. Tax Allocation Incremental RB	4.75%	07/01/2027	400	414,316
Series 2017 A, Ref. Sr. Tax Allocation Incremental RB	5.50%	07/01/2037	350	365,019
				2,435,369

Texas–7.07%
Arlington Higher Education Finance Corp. (Leadership Prep School); Series 2016 A, Education RB	5.00%	06/15/2036	700	700,994
Guadalupe (County of) & Seguin (City of) Hospital Board of Managers; Series 2015, Ref. Hospital Mortgage RB	5.00%	12/01/2021	450	475,920
Houston (City of) (United Airlines, Inc. Terminal E); Series 2014, Ref. Airport System RB(d)	4.75%	07/01/2024	200	219,384
Mclendon-Chisholm (City of) (Sonoma Public Improvement Distribution Phase); Series 2015, Special Assessment RB	5.38%	09/15/2035	450	451,589
Mission Economic Development Corp. (Natgasoline);
Series 2016 A, Sr. Lien RB(a)(d)	5.75%	10/01/2031	1,000	1,041,770
Series 2016 B, Sr. Lien RB(a)(d)	5.75%	10/01/2031	1,000	1,041,770
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community); Series 2016, Ref. Retirement Facility RB	5.00%	07/01/2036	1,500	1,534,785
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center); Series 2017 A, Education RB(a)	3.63%	08/15/2022	400	398,612
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village); Series 2017, Ref. Retirement Facility RB	5.00%	01/01/2023	500	544,400
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford);
Series 2016 B-1, TEMPS-80SM RB	3.25%	11/15/2022	500	492,900
Series 2016 B-2, TEMPS-50SM RB	3.00%	11/15/2021	500	497,730
Port Beaumont Navigation District (Jefferson Energy Companies); Series 2016, Dock & Wharf Facility RB(a)(c)(d)	7.25%	02/13/2020	2,000	2,078,340
Red River Health Facilities Development Corp. (MRC Crossing); Series 2014 A, Retirement Facility RB	6.75%	11/15/2024	200	229,636

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Rowlett (City of) (Bayside Public Improvement District North Improvement Area); Series 2016, Special Assessment RB	4.90%	09/15/2024	$185	$180,157
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Senior Living — Ventana);
Series 2017, TEMPS-50SM Retirement Facility RB	3.88%	11/15/2022	750	751,057
Series 2017, TEMPS-65SM Retirement Facility RB	4.50%	11/15/2023	750	757,552
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2017 A, Retirement Facility RB	6.00%	02/15/2031	1,000	1,069,200
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, Education RB	5.00%	08/15/2027	500	530,365
Tyler Health Facilities Development Corp. (East Texas Medical Center Regional Healthcare System); Series 2007 A, Ref. & Improvement Hospital RB	5.38%	11/01/2037	1,000	987,630
				13,983,791

Utah–1.70%
Salt Lake City (City of); Series 2017 A, Airport RB(d)(g)	5.00%	07/01/2036	3,000	3,368,130

Washington–1.98%
Klickitat (County of) Public Hospital District No. 2 (Skyline Hospital); Series 2017, Ref. Hospital Improvement RB	4.00%	12/01/2027	1,500	1,444,710
Washington (State of) Housing Finance Commission (Bayview Manor Senior);
Series 2016 A, Ref. RB(a)	5.00%	07/01/2031	1,000	1,045,670
Series 2016 A, Ref. RB(a)	5.00%	07/01/2036	710	732,897
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living); Series 2015 B-2, TEMPS-65SM RB(a)	4.88%	01/01/2022	195	195,086
Washington (State of) Housing Finance Commission (Wesley Homes at Lea Hill); Series 2016, Ref. Non-Profit RB(a)	3.20%	07/01/2021	500	498,420
				3,916,783

West Virginia–1.39%
Harrison (County of) Commission (Charles Pointe No. 2); Series 2008 A, Ref. Tax Increment Allocation RB	6.50%	06/01/2023	795	794,905
Monongalia (County of) Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. Excise Tax & Improvement RB(a)	4.50%	06/01/2027	975	972,016
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC); Series 2016, Solid Waste Disposal Facilities RB(a)(d)	6.75%	02/01/2026	1,000	973,710
				2,740,631

Wisconsin–9.06%
Public Finance Authority (American Dream at Meadowlands);
Series 2017, Limited Obligation Grant RB(a)	6.25%	08/01/2027	2,000	2,125,580
Series 2017, Limited Obligation Grant RB(a)	6.75%	08/01/2031	500	539,945
Public Finance Authority (WhiteStone); Series 2017, Ref. Retirement Facility RB(a)	4.00%	03/01/2027	930	983,289
Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group); Series 2017, Ref. RB	5.00%	08/01/2027	500	528,035
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2017, Ref. RB	5.00%	06/01/2028	1,205	1,295,965
Wisconsin (State of) Public Finance Authority (Alabama Proton Therapy Center); Series 2017 A, RB(a)	6.25%	10/01/2031	2,000	1,948,180
Wisconsin (State of) Public Finance Authority (Bancroft Neurohearlth);
Series 2016 A, RB(a)	5.00%	06/01/2025	650	693,453
Series 2016 A, RB(a)	5.00%	06/01/2026	1,005	1,067,692
Wisconsin (State of) Public Finance Authority (Delray Beach Radiation Therapy Center); Series 2017 A, Sr. RB(a)	5.75%	11/01/2024	1,500	1,505,970
Wisconsin (State of) Public Finance Authority (Glenridge Palmer Ranch); Series 2011 A, Continuing Care Retirement Community RB	7.00%	06/01/2020	65	68,923
Wisconsin (State of) Public Finance Authority (Mary’s Woods at Marylhurst); Series 2017 A, Ref. TEMPS-85SM Senior Living RB(a)	3.95%	11/15/2024	1,250	1,268,275
Wisconsin (State of) Public Finance Authority (Million Air Two LLC General Aviation Facilities); Series 2017 B, Ref. Special Facilities RB(a)(d)	6.00%	06/01/2022	1,580	1,550,612

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.); Series 2018 A, RB	5.00%	12/01/2027	$1,500	$1,536,585
Wisconsin (State of) Public Finance Authority (Wittenberg University); Series 2016, Higher Education Facility RB(a)	4.00%	12/01/2021	1,320	1,300,081
Wisconsin Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group); Series 2017, Ref. RB	3.50%	08/01/2022	1,500	1,504,455
				17,917,040
TOTAL INVESTMENTS IN SECURITIES(j)–102.37% (Cost $200,518,227)				202,488,553
FLOATING RATE NOTE OBLIGATIONS–(1.77)%
Notes with interest and fee rates ranging from 1.67% to 1.86% at 02/28/2018 and contractual maturities of collateral ranging from 11/01/2023 to 07/01/2036 (See Note 1J)(k)				(3,500,000)
OTHER ASSETS LESS LIABILITIES–(0.60)%				(1,181,148)
NET ASSETS–100.00%				$197,807,405

Investment Abbreviations:

AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
CAB	– Capital Appreciation Bonds
Conv.	– Convertible
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer

LIBOR	– London Interbank Offered Rate
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SGI	– Syncora Guarantee, Inc.

SIFMA	– Securities Industry and Financial Markets Association
Sr.	– Senior
TEMPS	– Tax-Exempt Mandatory Paydown Securities
USD	– U.S. Dollar
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2018 was $54,116,220, which represented 27.36% of the Fund’s Net Assets.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2018.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Security subject to the alternative minimum tax.
(e)	Zero coupon bond issued at a discount.
(f)	Principal and/or interest payments are secured by the bond insurance company listed.
(g)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1J.
(h)	Interest rate is redetermined periodically based on an auction conducted by the auction agent.
(i)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on February 28, 2018.
(j)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.
(k)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at February 28, 2018. At February 28, 2018, the Fund’s investments with a value of $5,733,375 are held by TOB Trusts and serve as collateral for the $3,500,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on total investments

as of February 28, 2018

Revenue Bonds	89.3%
General Obligation Bonds	7.9
Pre-refunded Bonds	2.8

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
U.S. Treasury 5 Year Notes	24	June-2018	$(8,523,328)	$2,143	$2,143
U.S. Treasury 10 Year Notes	71	June-2018	(2,734,313)	2,404	2,404
Total Futures Contracts — Interest Rate Risk				$4,547	$4,547

(a)	Futures contracts collateralized by $100,000 cash held with Goldman Sachs & Co., the futures commission merchant.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Short Duration High Yield Municipal Fund

Statement of Assets and Liabilities

February 28, 2018

(Unaudited)

Assets:
Investments in securities, at value (Cost $200,518,227)	$202,488,553
Deposits with brokers:
Cash collateral — exchange-traded futures contracts	100,000
Cash	382,445
Receivable for:
Investments sold	6,164,969
Fund shares sold	1,133,917
Interest	2,275,772
Fund expenses absorbed	14,381
Investment for trustee deferred compensation and retirement plans	6,112
Other assets	46,142
Total assets	212,612,291

Liabilities:
Floating rate note obligations	3,500,000
Other investments:
Variation margin payable — futures contracts	20,000
Payable for:
Investments purchased	10,723,161
Dividends	4,071
Fund shares reacquired	425,811
Accrued fees to affiliates	78,384
Accrued trustees’ and officers’ fees and benefits	3,670
Accrued other operating expenses	43,677
Trustee deferred compensation and retirement plans	6,112
Total liabilities	14,804,886
Net assets applicable to shares outstanding	$197,807,405

Net assets consist of:
Shares of beneficial interest	$196,439,827
Undistributed net investment income	664,914
Undistributed net realized gain (loss)	(1,272,209)
Net unrealized appreciation	1,974,873
$197,807,405

Net Assets:
Class A	$91,491,842
Class C	$46,069,049
Class Y	$60,225,790
Class R5	$10,519
Class R6	$10,205

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	8,770,834
Class C	4,423,972
Class Y	5,768,375
Class R5	1,007
Class R6	977
Class A:
Net asset value per share	$10.43
Maximum offering price per share
(Net asset value of $10.43 ÷ 97.50%)	$10.70
Class C:
Net asset value and offering price per share	$10.41
Class Y:
Net asset value and offering price per share	$10.44
Class R5:
Net asset value and offering price per share	$10.45
Class R6:
Net asset value and offering price per share	$10.45

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Short Duration High Yield Municipal Fund

Statement of Operations

For the six months ended February 28, 2018

(Unaudited)

Investment income:
Interest	$3,565,440

Expenses:
Advisory fees	421,675
Administrative services fees	24,795
Custodian fees	3,406
Distribution fees:
Class A	101,920
Class C	203,928
Interest, facilities and maintenance fees	29,820
Transfer agent fees — Class A, C and Y	73,958
Transfer agent fees — R5	12
Transfer agent fees — R6	5
Trustees’ and officers’ fees and benefits	10,554
Registration and filing fees	66,518
Reports to shareholders	10,494
Professional services fees	31,334
Other	7,091
Total expenses	985,510
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(194,885)
Net expenses	790,625
Net investment income	2,774,815

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(423,463)
Futures contracts	286,914
(136,549)
Change in net unrealized appreciation (depreciation) of:
Investment securities	(756,740)
Futures contracts	16,186
(740,554)
Net realized and unrealized gain (loss)	(877,103)
Net increase in net assets resulting from operations	$1,897,712

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Short Duration High Yield Municipal Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2018 and the year ended August 31, 2017

(Unaudited)

	February 28, 2018	August 31, 2017
Operations:
Net investment income	$2,774,815	$3,427,984
Net realized gain (loss)	(136,549)	(1,103,063)
Change in net unrealized appreciation (depreciation)	(740,554)	702,728
Net increase in net assets resulting from operations	1,897,712	3,027,649

Distributions to shareholders from net investment income:
Class A	(1,353,469)	(1,754,327)
Class C	(523,968)	(675,396)
Class Y	(825,621)	(624,884)
Class R5	(443)	(1,139)
Class R6	(182)	(150)
Total distributions from net investment income	(2,703,683)	(3,055,896)

Share transactions–net:
Class A	18,451,980	31,759,587
Class C	11,136,810	14,709,195
Class Y	26,025,585	20,392,698
Class R5	(17,912)	(33,857)
Class R6	—	10,000
Net increase in net assets resulting from share transactions	55,596,463	66,837,623
Net increase in net assets	54,790,492	66,809,376

Net assets:
Beginning of period	143,016,913	76,207,537
End of period (includes undistributed net investment income of $664,914 and $593,782, respectively)	$197,807,405	$143,016,913

Notes to Financial Statements

February 28, 2018

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Short Duration High Yield Municipal Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of fourteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to seek federal tax-exempt current income and taxable capital appreciation.

The Fund currently consists of five different classes of shares: Class A, Class C, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Class R5 shares are sold at net asset value.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt

16                         Invesco Short Duration High Yield Municipal Fund

obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.

17                         Invesco Short Duration High Yield Municipal Fund

H.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.	Floating Rate Note Obligations — The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies recently adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

18                         Invesco Short Duration High Yield Municipal Fund

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

K.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
L.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.

M.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $300 million	0.50%
Next $300 million	0.46%
Over $600 million	0.42%

For the six months ended February 28, 2018, the effective advisory fees incurred by the Fund was 0.50%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco PowerShares Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2018, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, Class R5 and Class R6 shares to 0.79%, 1.54%, 0.54%, 0.54% and 0.54%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

For the six months ended February 28, 2018, the Adviser waived advisory fees of $120,910 and reimbursed class level expenses of $35,682, $17,848, $20,268, $12 and $5 of Class A, Class C, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2018, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

19                         Invesco Short Duration High Yield Municipal Fund

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2018, the expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2018, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2018, IDI advised the Fund that IDI retained $28,586 in front-end sales commissions from the sale of Class A shares and $11,812 and $861 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the six months ended February 28, 2018, there were no material transfers between valuation levels.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$202,488,553	$—	$202,488,553
Other Investments — Assets*
Futures Contracts	4,547	—	—	4,547
Total Investments	$4,547	$202,488,553	$—	$202,493,100

*	Unrealized appreciation.

NOTE 4—Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

20                         Invesco Short Duration High Yield Municipal Fund

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 28, 2018:

Value
Derivative Assets	Interest Rate Risk
Unrealized appreciation on futures contracts — Exchange-Traded(a)	$4,547
Derivatives not subject to master netting agreements	(4,547)
Total Derivative Assets subject to master netting agreements	$—

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended February 28, 2018

The table below summarizes the gains on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on Statement of Operations
Interest Rate Risk
Realized Gain:
Futures contracts	$286,914
Change in Net Unrealized Appreciation:
Futures contracts	16,186
Total	$303,100

The table below summarizes the average notional value of futures contracts outstanding during the period.

Futures Contracts
Average notional value	$8,234,609

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2018, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $160.

NOTE 6—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended February 28, 2018, the Fund engaged in securities purchases of $24,506,022 and securities sales of $21,555,660, which did not result in any net realized gains (losses).

NOTE 7—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Fund.

NOTE 8—Cash Balances and Borrowings

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended February 28, 2018 were $3,071,429 and 1.96%, respectively.

21                         Invesco Short Duration High Yield Municipal Fund

NOTE 9—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of August 31, 2017, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$1,132,129	$—	$1,132,129

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 10—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2018 was $68,715,357 and $21,104,707, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$3,489,175
Aggregate unrealized (depreciation) of investments	(1,262,627)
Net unrealized appreciation of investments	$2,226,548

Cost of investments for tax purposes is $200,266,552.

NOTE 11—Share Information

	Summary of Share Activity
	Six months ended February 28, 2018(a)		Year ended August 31, 2017
	Shares	Amount	Shares	Amount
Sold:
Class A	3,419,213	$35,850,335	6,098,649	$62,554,873
Class C	1,711,936	17,929,417	2,704,207	27,954,467
Class Y	3,138,942	32,970,119	3,735,940	38,526,666
Class R6(b)	—	—	977	10,000

Issued as reinvestment of dividends:
Class A	105,208	1,101,619	140,267	1,445,350
Class C	44,843	468,747	59,535	611,914
Class Y	50,155	525,338	33,353	345,084
Class R5	21	215	16	149

Reacquired:
Class A	(1,764,539)	(18,499,974)	(3,148,153)	(32,240,636)
Class C	(693,658)	(7,261,354)	(1,353,267)	(13,857,186)
Class Y	(712,319)	(7,469,872)	(1,791,993)	(18,479,052)
Class R5	(1,725)	(18,127)	(3,246)	(34,006)
Net increase in share activity	5,298,077	$55,596,463	6,476,285	$66,837,623

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 72% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of April 4, 2017.

22                         Invesco Short Duration High Yield Municipal Fund

NOTE 12—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Supplemental ratio of expenses to average net assets (excluding interest, facilities and maintenance fees)		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 02/28/18	$10.47	$0.18	$(0.05)	$0.13	$(0.17)	$10.43	1.28%	$91,492	0.83	%(d)	1.06	%(d)	0.79	%(d)	3.40	%(d)	13%
Year ended 08/31/17	10.60	0.37	(0.16)	0.21	(0.34)	10.47	2.08	73,384	0.82		1.16		0.80		3.65		42
Year ended 08/31/16(e)	10.00	0.35	0.50	0.85	(0.25)	10.60	8.61	41,561	0.79	(f)	1.47	(f)	—		3.64	(f)	69
Class C
Six months ended 02/28/18	10.45	0.14	(0.05)	0.09	(0.13)	10.41	0.90	46,069	1.58	(d)	1.81	(d)	1.54	(d)	2.65	(d)	13
Year ended 08/31/17	10.58	0.30	(0.17)	0.13	(0.26)	10.45	1.32	35,114	1.57		1.91		1.55		2.90		42
Year ended 08/31/16(e)	10.00	0.28	0.49	0.77	(0.19)	10.58	7.81	20,641	1.54	(f)	2.22	(f)	—		2.89	(f)	69
Class Y
Six months ended 02/28/18	10.48	0.19	(0.04)	0.15	(0.19)	10.44	1.40	60,226	0.58	(d)	0.81	(d)	0.54	(d)	3.65	(d)	13
Year ended 08/31/17	10.61	0.40	(0.16)	0.24	(0.37)	10.48	2.34	34,480	0.57		0.91		0.55		3.90		42
Year ended 08/31/16(e)	10.00	0.37	0.51	0.88	(0.27)	10.61	8.91	13,943	0.54	(f)	1.22	(f)	—		3.89	(f)	69
Class R5
Six months ended 02/28/18	10.48	0.20	(0.04)	0.16	(0.19)	10.45	1.50	11	0.58	(d)	0.82	(d)	0.54	(d)	3.65	(d)	13
Year ended 08/31/17	10.61	0.40	(0.16)	0.24	(0.37)	10.48	2.34	28	0.57		0.92		0.55		3.90		42
Year ended 08/31/16(e)	10.00	0.37	0.51	0.88	(0.27)	10.61	8.91	63	0.54	(f)	1.20	(f)	—		3.89	(f)	69
Class R6
Six months ended 02/28/18	10.48	0.19	(0.03)	0.16	(0.19)	10.45	1.50	10	0.58	(d)	0.81	(d)	0.54	(d)	3.65	(d)	13
Year ended 08/31/17 (e)	10.24	0.17	0.22	0.39	(0.15)	10.48	3.87	10	0.56	(f)	0.88	(f)	0.54	(f)	3.91	(f)	42

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $82,212, $41,124, $46,697, $25 and $10 for Class A, Class C, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Commencement date of September 30, 2015 for Class A, Class C, Class Y, and Class R5 shares and April 4, 2017 for Class R6 shares, respectively.
(f)	Annualized.

23                         Invesco Short Duration High Yield Municipal Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2017 through February 28, 2018.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (09/01/17)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/18)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/18)	Expenses Paid During Period[2]
A	$1,000.00	$1,012.80	$4.14	$1,020.68	$4.16	0.83%
C	1,000.00	1,009.00	7.87	1,016.96	7.90	1.58
Y	1,000.00	1,015.00	2.90	1,021.92	2.91	0.58
R5	1,000.00	1,015.00	2.90	1,021.92	2.91	0.58
R6	1,000.00	1,015.00	2.90	1,021.92	2.91	0.58

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2017 through February 28, 2018, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

24                         Invesco Short Duration High Yield Municipal Fund

Explore High-Conviction Investing with Invesco

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your house-hold, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074	Invesco Distributors, Inc.	SDHYM-SAR-1	04192018	1023

Semiannual Report to Shareholders	February 28, 2018

Invesco Small Cap Discovery Fund Nasdaq: A:VASCX ∎ C: VCSCX ∎ Y: VISCX ∎ R5: VESCX ∎ R6: VFSCX

2 4 5 8 10 16 17	Fund Performance Letters to Shareholders Schedule of Investments Financial Statements Notes to Financial Statements Financial Highlights Fund Expenses
For the most current month-end Fund performance and commentary, please visit invesco.com/performance. Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 8/31/17 to 2/28/18, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	10.24%
Class C Shares	9.76
Class Y Shares	10.27
Class R5 Shares	10.45
Class R6 Shares	10.42
S&P 500 Index▼ (Broad Market Index)	10.84
Russell 2000 Growth Index▼ (Style-Specific Index)	11.32
Lipper Small-Cap Growth Funds Index ∎ (Peer Group Index)	14.06
Source(s): ▼FactSet Research Systems Inc.; ∎ Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Russell 2000® Growth Index is an unmanaged index considered representative of small-cap growth stocks. The Russell 2000 Growth Index is a trademark/ service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The Lipper Small-Cap Growth Funds Index is an unmanaged index considered representative of small-cap growth funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                        Invesco Small Cap Discovery Fund

Average Annual Total Returns
As of 2/28/18, including maximum applicable sales charges
Class A Shares
Inception (11/27/00)	4.99%
10 Years	7.77
5 Years	10.38
1 Year	12.07

Class C Shares
Inception (11/27/00)	4.56%
10 Years	7.59
5 Years	10.80
1 Year	16.71

Class Y Shares
Inception (2/2/06)	7.98%
10 Years	8.66
5 Years	11.90
1 Year	18.74

Class R5 Shares
10 Years	8.64%
5 Years	12.10
1 Year	19.08

Class R6 Shares
10 Years	8.66%
5 Years	12.14
1 Year	19.14

Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund, Van Kampen Small Cap Growth Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Van Kampen Small Cap Growth Fund (renamed Invesco Small Cap Discovery Fund). Returns shown above, prior to June 1, 2010, for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco Small Cap Discovery Fund. Share class returns will differ from the predecessor fund because of different expenses.

Class R5 shares incepted on September 24, 2012. Performance shown prior to that date is that of the Fund’s and the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of the Fund’s and the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

Average Annual Total Returns
As of 12/31/17, the most recent calendar quarter end, including maximum applicable sales charges
Class A Shares
Inception (11/27/00)	4.91%
10 Years	6.07
5 Years	11.28
1 Year	17.27

Class B Shares*
Inception (11/27/00)	4.90%
10 Years	6.56
5 Years	12.32
1 Year	19.12

Class C Shares
Inception (11/27/00)	4.49%
10 Years	5.89
5 Years	11.72
1 Year	22.37

Class Y Shares
Inception (2/2/06)	7.91%
10 Years	6.95
5 Years	12.86
1 Year	24.59

Class R5 Shares
10 Years	6.91%
5 Years	13.04
1 Year	24.77

Class R6 Shares
10 Years	6.93%
5 Years	13.09
1 Year	24.82
* Effective January 26, 2018, Class B shares were converted to Class A shares.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C,

Class Y, Class R5 and Class R6 shares was 1.40%, 1.40%, 2.14%, 1.15%, 0.95% and 0.91%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. Note: Effective January 26, 2018, Class B shares were converted to Class A shares. No CDSC was paid in connection with this early conversion. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                        IInvesco Small Cap Discovery Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.”

Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                        Invesco Small Cap Discovery Fund

Schedule of Investments(a)

February 28, 2018

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–98.37%
Airlines–0.74%
Allegiant Travel Co.	26,160	$4,350,408

Apparel Retail–1.19%
Burlington Stores, Inc.(b)	56,773	6,962,641

Application Software–9.77%
Fair Isaac Corp.	18,909	3,213,395
Globant S.A.(b)(c)	169,822	8,844,330
Guidewire Software Inc.(b)	131,959	10,598,947
HubSpot, Inc.(b)	101,244	11,243,146
SS&C Technologies Holdings, Inc.	197,309	9,770,742
Tyler Technologies, Inc.(b)	41,829	8,495,888
Ultimate Software Group, Inc. (The)(b)	20,939	4,993,114
		57,159,562

Auto Parts & Equipment–0.86%
Visteon Corp.(b)	40,831	5,056,511

Biotechnology–6.85%
Eagle Pharmaceuticals, Inc.(b)	82,172	4,613,136
Neurocrine Biosciences, Inc.(b)	131,046	11,064,214
Repligen Corp.(b)	159,855	5,481,428
Retrophin, Inc.(b)	222,811	5,574,731
Sage Therapeutics, Inc.(b)	36,264	5,851,559
Sarepta Therapeutics, Inc.(b)	77,728	4,878,986
TESARO, Inc.(b)	47,577	2,627,678
		40,091,732

Building Products–3.90%
A.O. Smith Corp.	55,394	3,555,741
American Woodmark Corp.(b)	57,377	7,367,207
Builders FirstSource, Inc.(b)	218,438	4,189,641
Masonite International Corp.(b)	78,229	4,775,880
Owens Corning	35,851	2,914,686
		22,803,155

Commodity Chemicals–0.82%
Methanex Corp. (Canada)	87,388	4,801,971

Communications Equipment–0.74%
ARRIS International PLC(b)	105,307	2,685,328
Ciena Corp.(b)	70,123	1,624,750
		4,310,078

Construction & Engineering–1.63%
Dycom Industries, Inc.(b)	44,855	4,899,960
Quanta Services, Inc.(b)	134,111	4,618,783
		9,518,743

Construction Materials–1.50%
Summit Materials, Inc.–Class A(b)	278,296	8,802,502

	Shares	Value
Data Processing & Outsourced Services–3.28%
Black Knight, Inc.(b)	141,505	$6,742,713
Euronet Worldwide, Inc.(b)	42,115	3,574,300
ExlService Holdings, Inc.(b)	41,453	2,363,650
WNS (Holdings) Ltd.–ADR (India)(b)	145,401	6,543,045
		19,223,708

Distributors–0.81%
Pool Corp.	34,531	4,766,314

Diversified Chemicals–1.01%
Chemours Co. (The)	124,759	5,927,300

Education Services–2.02%
Bright Horizons Family Solutions Inc.(b)	61,695	5,896,191
Grand Canyon Education, Inc.(b)	60,232	5,911,771
		11,807,962

Electrical Components & Equipment–0.87%
Acuity Brands, Inc.	16,894	2,408,747
Generac Holdings, Inc.(b)	60,484	2,690,328
		5,099,075

Electronic Equipment & Instruments–0.66%
FLIR Systems, Inc.	78,124	3,835,888

Environmental & Facilities Services–0.33%
Casella Waste Systems, Inc.–Class A(b)	76,376	1,941,478

Financial Exchanges & Data–1.86%
MarketAxess Holdings, Inc.	53,817	10,892,561

Health Care Equipment–5.70%
DexCom Inc.(b)	87,842	4,931,450
Inogen, Inc.(b)	54,583	6,594,718
Integra LifeSciences Holdings Corp.(b)	124,493	6,564,516
LivaNova PLC(b)	55,931	5,019,248
Penumbra, Inc.(b)	81,144	8,779,780
Wright Medical Group N.V.(b)	72,417	1,473,686
		33,363,398

Health Care Facilities–0.76%
Acadia Healthcare Co., Inc.(b)	116,667	4,445,013

Health Care REITs–0.52%
Physicians Realty Trust	211,100	3,033,507

Health Care Services–0.84%
Premier, Inc.–Class A(b)	148,020	4,906,863

Health Care Technology–1.61%
Evolent Health, Inc.–Class A(b)(c)	226,767	3,322,137
Medidata Solutions, Inc.(b)	92,925	6,101,455
		9,423,592

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco  Small Cap Discovery Fund

	Shares	Value
Home Entertainment Software–1.29%
Take-Two Interactive Software, Inc.(b)	67,730	$7,576,955

Homebuilding–0.87%
TopBuild Corp.(b)	73,390	5,110,880

Human Resource & Employment Services–1.91%
Korn/Ferry International	107,663	4,512,156
On Assignment, Inc.(b)	87,291	6,694,347
		11,206,503

Industrial Machinery–1.67%
EnPro Industries, Inc.	73,385	5,317,477
Woodward, Inc.	62,728	4,443,024
		9,760,501

Insurance Brokers–1.03%
Brown & Brown, Inc.	114,997	6,053,442

Internet Software & Services–5.63%
2U, Inc.(b)	45,900	3,799,602
CoStar Group Inc.(b)	33,049	11,307,054
GoDaddy, Inc.–Class A(b)	118,723	7,100,823
LogMeIn, Inc.	48,264	5,576,905
Q2 Holdings, Inc.(b)	112,961	5,145,374
		32,929,758

Investment Banking & Brokerage–1.90%
E*TRADE Financial Corp.(b)	213,116	11,131,049

IT Consulting & Other Services–3.09%
EPAM Systems, Inc.(b)	80,244	9,077,201
InterXion Holding N.V. (Netherlands)(b)	159,988	9,007,325
		18,084,526

Leisure Facilities–0.88%
Planet Fitness, Inc.–Class A(b)	139,261	5,149,872

Leisure Products–0.72%
Brunswick Corp.	73,928	4,228,682

Life Sciences Tools & Services–2.32%
Bio-Techne Corp.	45,949	6,494,432
Syneos Health, Inc.(b)	169,234	7,090,904
		13,585,336

Managed Health Care–1.99%
HealthEquity, Inc.(b)	202,320	11,649,586

Metal & Glass Containers–0.96%
Berry Global Group, Inc.(b)	103,457	5,628,061

Movies & Entertainment–1.63%
Cinemark Holdings, Inc.	142,234	6,053,479
Lions Gate Entertainment Corp.–Class A(b)	62,658	1,769,462
Lions Gate Entertainment Corp.–Class B(b)	62,885	1,687,833
		9,510,774

	Shares	Value
Office Services & Supplies–0.68%
Steelcase Inc.–Class A	291,522	$3,979,275

Oil & Gas Drilling–0.70%
Patterson-UTI Energy, Inc.	227,858	4,117,394

Oil & Gas Exploration & Production–1.66%
Centennial Resource Development, Inc.– Class A(b)	342,032	6,525,971
Diamondback Energy Inc.(b)	25,464	3,173,833
		9,699,804

Packaged Foods & Meats–1.94%
Hostess Brands, Inc.(b)	380,570	4,658,177
Pinnacle Foods Inc.	124,148	6,699,026
		11,357,203

Pharmaceuticals–2.34%
Aerie Pharmaceuticals, Inc.(b)	67,088	3,431,551
Impax Laboratories, Inc.(b)	281,105	5,734,542
Nektar Therapeutics(b)	18,228	1,577,816
Pacira Pharmaceuticals, Inc.(b)	94,181	2,947,865
		13,691,774

Property & Casualty Insurance–0.49%
Selective Insurance Group, Inc.	50,182	2,852,847

Railroads–1.40%
Genesee & Wyoming Inc.–Class A(b)	117,987	8,203,636

Regional Banks–3.13%
Sterling Bancorp	261,565	6,081,386
Webster Financial Corp.	92,543	5,050,997
Western Alliance Bancorp(b)	122,889	7,184,091
		18,316,474

Restaurants–2.30%
Jack in the Box Inc.	34,022	3,064,702
Texas Roadhouse, Inc.	105,426	5,825,841
Wingstop Inc.	100,936	4,573,410
		13,463,953

Semiconductor Equipment–1.77%
Entegris, Inc.	146,281	4,856,529
MKS Instruments, Inc.	49,583	5,521,067
		10,377,596

Semiconductors–3.19%
MACOM Technology Solutions Holdings, Inc.(b)(c)	119,377	2,547,505
Microsemi Corp.(b)	116,574	7,565,653
Qorvo, Inc.(b)	46,000	3,712,660
Silicon Laboratories Inc.(b)	51,560	4,820,860
		18,646,678

Specialty Chemicals–1.89%
PolyOne Corp.	133,891	5,531,037
Venator Materials PLC(b)	287,591	5,504,492
		11,035,529

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco  Small Cap Discovery Fund

	Shares	Value
Specialty Stores–1.02%
Five Below, Inc.(b)	89,356	$5,973,449

Trading Companies & Distributors–1.70%
BMC Stock Holdings, Inc.(b)	250,970	4,705,687
WESCO International, Inc.(b)	84,695	5,272,264
		9,977,951
Total Common Stocks & Other Equity Interests (Cost $417,207,033)		575,823,450

Money Market Funds–1.49%
Invesco Government & Agency Portfolio–Institutional Class, 1.30%(d)	3,056,816	3,056,816
Invesco Liquid Assets Portfolio–Institutional Class, 1.55%(d)	2,182,687	2,182,905
Invesco Treasury Portfolio–Institutional Class, 1.29%(d)	3,493,503	3,493,503
Total Money Market Funds (Cost $8,733,229)		8,733,224
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)–99.86% (Cost $425,940,262)		584,556,674

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Fund–1.23%
Invesco Government & Agency Portfolio–Institutional Class, 1.30% (Cost $7,207,368)(d)(e)	7,207,368	$7,207,368
TOTAL INVESTMENTS IN SECURITIES–101.09% (Cost $433,147,630)		591,764,042
OTHER ASSETS LESS LIABILITIES–(1.09)%		(6,397,302)
NET ASSETS–100.00%		$585,366,740

Investment Abbreviations:

ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2018.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of February 28, 2018.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Net Assets

as of February 28, 2018

Information Technology	29.4%
Health Care	22.4
Industrials	14.8
Consumer Discretionary	12.3
Financials	8.4
Materials	6.2
Energy	2.4
Consumer Staples	2.0
Real Estate	0.5
Money Market Funds Plus Other Assets Less Liabilities	1.6

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco  Small Cap Discovery Fund

Statement of Assets and Liabilities

February 28, 2018

(Unaudited)

Assets:
Investments in securities, at value (Cost $417,207,033)*	$575,823,450
Investments in affiliated money market funds, at value (Cost $15,940,597)	15,940,592
Receivable for:
Investments sold	2,400,481
Fund shares sold	414,303
Dividends	153,639
Investment for trustee deferred compensation and retirement plans	122,110
Other assets	45,568
Total assets	594,900,143

Liabilities:
Payable for:
Investments purchased	1,017,313
Collateral upon return of securities loaned	7,207,368
Fund shares reacquired	685,202
Accrued fees to affiliates	385,432
Accrued trustees’ and officers’ fees and benefits	4,446
Accrued other operating expenses	97,850
Trustee deferred compensation and retirement plans	135,792
Total liabilities	9,533,403
Net assets applicable to shares outstanding	$585,366,740

Net assets consist of:
Shares of beneficial interest	$406,071,905
Undistributed net investment income (loss)	(5,889,987)
Undistributed net realized gain	26,568,410
Net unrealized appreciation	158,616,412
$585,366,740

Net Assets:
Class A	$343,689,286
Class C	$37,379,170
Class Y	$95,307,313
Class R5	$22,639,389
Class R6	$86,351,582

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	34,873,114
Class C	5,053,414
Class Y	9,103,469
Class R5	2,134,437
Class R6	8,117,438
Class A:
Net asset value per share	$9.86
Maximum offering price per share
(Net asset value of $9.86 ÷ 94.50%)	$10.43
Class C:
Net asset value and offering price per share	$7.40
Class Y:
Net asset value and offering price per share	$10.47
Class R5:
Net asset value and offering price per share	$10.61
Class R6:
Net asset value and offering price per share	$10.64

*	At February 28, 2018, securities with an aggregate value of $7,049,416 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco  Small Cap Discovery Fund

Statement of Operations

For the six months ended February 28, 2018

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $12,011)	$1,430,774
Dividends from affiliated money market funds (includes securities lending income of $36,059)	104,983
Total investment income	1,535,757

Expenses:
Advisory fees	2,335,889
Administrative services fees	79,777
Custodian fees	12,589
Distribution fees:
Class A	438,767
Class B	2,017
Class C	189,793
Transfer agent fees — A, B, C and Y	586,683
Transfer agent fees — R5	10,973
Transfer agent fees — R6	3,395
Trustees’ and officers’ fees and benefits	13,852
Registration and filing fees	48,471
Reports to shareholders	61,366
Professional services fees	43,004
Other	14,246
Total expenses	3,840,822
Less: Fees waived and expense offset arrangement(s)	(11,390)
Net expenses	3,829,432
Net investment income (loss)	(2,293,675)

Realized and unrealized gain from:
Net realized gain from investment securities	43,056,154
Change in net unrealized appreciation of investment securities	17,313,710
Net realized and unrealized gain	60,369,864
Net increase in net assets resulting from operations	$58,076,189

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco  Small Cap Discovery Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2018 and the year ended August 31, 2017

(Unaudited)

	February 28, 2018	August 31, 2017
Operations:
Net investment income (loss)	$(2,293,675)	$(5,022,238)
Net realized gain	43,056,154	93,498,857
Change in net unrealized appreciation	17,313,710	6,346,476
Net increase in net assets resulting from operations	58,076,189	94,823,095

Distributions to shareholders from net realized gains:
Class A	(48,027,881)	(7,685,697)
Class B	(291,638)	(83,899)
Class C	(6,961,590)	(1,025,595)
Class Y	(13,692,566)	(1,366,323)
Class R5	(3,141,297)	(30,682)
Class R6	(9,838,633)	(1,314,143)
Total distributions from net realized gains	(81,953,605)	(11,506,339)

Share transactions–net:
Class A	6,177,843	(140,510,193)
Class B	(2,229,770)	(2,775,160)
Class C	1,991,203	(13,962,461)
Class Y	2,633,038	9,064,509
Class R5	279,555	20,028,083
Class R6	12,851,916	(8,950,372)
Net increase (decrease) in net assets resulting from share transactions	21,703,785	(137,105,594)
Net increase (decrease) in net assets	(2,173,631)	(53,788,838)

Net assets:
Beginning of period	587,540,371	641,329,209
End of period (includes undistributed net investment income (loss) of $(5,889,987) and $(3,596,312), respectively)	$585,366,740	$587,540,371

Notes to Financial Statements

February 28, 2018

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Small Cap Discovery Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of fourteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to seek capital appreciation.

The Fund currently consists of five different classes of shares: Class A, Class C, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares were permitted to continue to reinvest dividends and capital gains distributions in Class B shares until their conversion to Class A shares. Also, shareholders in Class B shares were able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they converted to Class A shares. Generally, Class B shares automatically converted to Class A shares on or about the month-end, which was at least eight years after the date of purchase. Redemptions of Class B shares prior to conversion date were subject to a CDSC. Effective January 26, 2018, all of the Fund’s outstanding Class B shares were converted to Class A shares, in advance of their normally scheduled conversion. No CDSC was paid in connection with this early conversion.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

10                         Invesco  Small Cap Discovery Fund

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

11                         Invesco  Small Cap Discovery Fund

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.80%
Next $500 million	0.75%
Over $1 billion	0.70%

12                         Invesco  Small Cap Discovery Fund

For the six months ended February 28, 2018, the effective advisory fees incurred by the Fund was 0.79%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2018, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 1.75%, 1.75% and 1.75%, respectively, of average daily net assets (the “expense limits”). Prior to their conversion to Class A shares, the expense limit for Class B shares was 2.75% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limit.

Further, the Adviser has contractually agreed, through at least June 30, 2019, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended February 28, 2018, the Adviser waived advisory fees of $7,919.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2018, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2018, the expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares and Class C shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% of and Class C average daily net assets. Prior to their conversion to Class A shares, the Fund incurred annual fees of up to 1.00% of Class B average daily net assets. The fees are accrued daily and paid monthly.

With respect to Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

For the six months ended February 28, 2018, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2018, IDI advised the Fund that IDI retained $24,132 in front-end sales commissions from the sale of Class A shares and $1,189 and $990 from Class A and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

For the six months ended February 28, 2018, the Fund incurred $7,258 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

13                         Invesco  Small Cap Discovery Fund

As of February 28, 2018, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the six months ended February 28, 2018, there were no material transfers between valuation levels.

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits, which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2018, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $3,471.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of August 31, 2017.

NOTE 8—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2018 was $107,828,611 and $165,474,408, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$174,997,054
Aggregate unrealized (depreciation) of investments	(17,760,294)
Net unrealized appreciation of investments	$157,236,760

Cost of investments for tax purposes is $434,527,282.

14                         Invesco  Small Cap Discovery Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended February 28, 2018(a)		Year ended August 31, 2017
	Shares	Amount	Shares	Amount
Sold:
Class A	2,240,502	$23,179,779	6,225,171	$59,749,548
Class B(b)	920	8,474	6,621	55,777
Class C	466,127	3,842,895	630,097	4,848,036
Class Y	1,996,586	22,539,600	6,248,045	62,920,404
Class R5	241,920	2,635,823	2,228,085	23,318,985
Class R6	1,926,472	21,287,037	2,358,441	24,319,898

Issued as reinvestment of dividends:
Class A	4,935,800	47,038,178	813,772	7,470,426
Class B(b)	35,283	286,498	10,309	82,579
Class C	926,228	6,641,055	135,218	983,032
Class Y	1,252,407	12,674,363	133,242	1,284,455
Class R5	306,338	3,139,965	3,138	30,531
Class R6	954,071	9,807,849	134,768	1,313,991

Conversion of Class B shares to Class A shares:(c)
Class A	161,561	1,659,234	202,667	1,968,302
Class B	(189,455)	(1,659,234)	(232,156)	(1,968,302)

Reacquired:
Class A	(6,296,319)	(65,699,348)	(21,945,832)	(209,698,469)
Class B(b)	(96,249)	(865,508)	(114,813)	(945,214)
Class C	(1,069,746)	(8,492,747)	(2,614,552)	(19,793,529)
Class Y	(2,961,168)	(32,580,925)	(5,488,309)	(55,140,350)
Class R5	(509,141)	(5,496,233)	(313,297)	(3,321,433)
Class R6	(1,624,254)	(18,242,970)	(3,279,087)	(34,584,261)
Net increase (decrease) in share activity	2,697,883	$21,703,785	(14,858,472)	$(137,105,594)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 20% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Class B shares activity for the period September 1, 2017 through January 26, 2018 (date of conversion).
(c)	Effective as of the close of business January 26, 2018, all outstanding Class B shares were converted to Class A shares.

15                         Invesco  Small Cap Discovery Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 02/28/18	$10.38	$(0.04	)(d)	$1.05	$1.01	$(1.53)	$9.86	10.24%		$343,689	1.37	%(e)	1.37	%(e)	(0.85	)%(d)(e)	18%
Year ended 08/31/17	9.05	(0.08)		1.58	1.50	(0.17)	10.38	16.87		351,214	1.39		1.39		(0.88)		39
Year ended 08/31/16	10.60	(0.08)		(0.02)	(0.10)	(1.45)	9.05	(0.61)		439,098	1.36		1.37		(0.89)		39
Year ended 08/31/15	11.83	(0.09)		0.61	0.52	(1.75)	10.60	5.24		512,763	1.32		1.32		(0.85)		63
Year ended 08/31/14	12.20	(0.10)		1.62	1.52	(1.89)	11.83	13.15		527,759	1.32		1.32		(0.85)		79
Year ended 08/31/13	10.85	(0.08)		2.56	2.48	(1.13)	12.20	25.31		540,979	1.32		1.33		(0.72)		70
Class B
Six months ended 02/28/18(f)	9.06	(0.03	)(d)	1.25	1.22	(1.53)	8.75	14.77	(g)	—	1.37	(e)(g)	1.37	(e)(g)	(0.85	)(d)(e)(g)	18
Year ended 08/31/17	7.92	(0.07)		1.38	1.31	(0.17)	9.06	16.87	(g)	2,260	1.39	(g)	1.39	(g)	(0.88	)(g)	39
Year ended 08/31/16	9.46	(0.07)		(0.02)	(0.09)	(1.45)	7.92	(0.57	)(g)	4,587	1.36	(g)	1.37	(g)	(0.89	)(g)	39
Year ended 08/31/15	10.75	(0.08)		0.54	0.46	(1.75)	9.46	5.19	(g)	7,715	1.32	(g)	1.32	(g)	(0.85	)(g)	63
Year ended 08/31/14	11.25	(0.09)		1.48	1.39	(1.89)	10.75	13.11	(g)	10,216	1.32	(g)	1.32	(g)	(0.85	)(g)	79
Year ended 08/31/13	10.09	(0.07)		2.36	2.29	(1.13)	11.25	25.34	(g)	12,554	1.32	(g)	1.33	(g)	(0.72	)(g)	70
Class C
Six months ended 02/28/18	8.18	(0.06	)(d)	0.81	0.75	(1.53)	7.40	9.76	(h)	37,379	2.10	(e)(h)	2.10	(e)(h)	(1.58	)(d)(e)(h)	18
Year ended 08/31/17	7.21	(0.12)		1.26	1.14	(0.17)	8.18	16.16	(h)	38,679	2.13	(h)	2.13	(h)	(1.62	)(h)	39
Year ended 08/31/16	8.81	(0.12)		(0.03)	(0.15)	(1.45)	7.21	(1.39	)(h)	47,459	2.08	(h)	2.09	(h)	(1.61	)(h)	39
Year ended 08/31/15	10.19	(0.15)		0.52	0.37	(1.75)	8.81	4.50		62,773	2.07		2.07		(1.60)		63
Year ended 08/31/14	10.83	(0.17)		1.42	1.25	(1.89)	10.19	12.21		55,961	2.07		2.07		(1.60)		79
Year ended 08/31/13	9.82	(0.15)		2.29	2.14	(1.13)	10.83	24.43		53,560	2.07		2.08		(1.47)		70
Class Y
Six months ended 02/28/18	10.93	(0.03	)(d)	1.10	1.07	(1.53)	10.47	10.27		95,307	1.12	(e)	1.12	(e)	(0.60	)(d)(e)	18
Year ended 08/31/17	9.49	(0.06)		1.67	1.61	(0.17)	10.93	17.25		96,321	1.14		1.14		(0.63)		39
Year ended 08/31/16	11.02	(0.06)		(0.02)	(0.08)	(1.45)	9.49	(0.39)		75,188	1.11		1.12		(0.64)		39
Year ended 08/31/15	12.20	(0.07)		0.64	0.57	(1.75)	11.02	5.51		97,497	1.07		1.07		(0.60)		63
Year ended 08/31/14	12.50	(0.07)		1.66	1.59	(1.89)	12.20	13.42		114,973	1.07		1.07		(0.60)		79
Year ended 08/31/13	11.06	(0.05)		2.62	2.57	(1.13)	12.50	25.67		163,072	1.07		1.08		(0.47)		70
Class R5
Six months ended 02/28/18	11.04	(0.02	)(d)	1.12	1.10	(1.53)	10.61	10.45		22,639	0.98	(e)	0.98	(e)	(0.46	)(d)(e)	18
Year ended 08/31/17	9.57	(0.05)		1.69	1.64	(0.17)	11.04	17.42		23,137	0.94		0.94		(0.43)		39
Year ended 08/31/16	11.08	(0.04)		(0.02)	(0.06)	(1.45)	9.57	(0.18)		1,698	0.91		0.92		(0.44)		39
Year ended 08/31/15	12.23	(0.05)		0.65	0.60	(1.75)	11.08	5.77		6,784	0.94		0.94		(0.47)		63
Year ended 08/31/14	12.52	(0.05)		1.65	1.60	(1.89)	12.23	13.49		45,126	0.94		0.94		(0.47)		79
Year ended 08/31/13(i)	11.48	(0.04)		2.21	2.17	(1.13)	12.52	21.25		44,037	0.93	(j)	0.94	(j)	(0.33	)(j)	70
Class R6
Six months ended 02/28/18	11.07	(0.02	)(d)	1.12	1.10	(1.53)	10.64	10.42		86,352	0.89	(e)	0.89	(e)	(0.37	)(d)(e)	18
Year ended 08/31/17	9.59	(0.04)		1.69	1.65	(0.17)	11.07	17.49		75,929	0.90		0.90		(0.39)		39
Year ended 08/31/16	11.09	(0.04)		(0.01)	(0.05)	(1.45)	9.59	(0.08)		73,299	0.86		0.87		(0.39)		39
Year ended 08/31/15	12.25	(0.04)		0.63	0.59	(1.75)	11.09	5.66		76,687	0.85		0.85		(0.38)		63
Year ended 08/31/14	12.52	(0.04)		1.66	1.62	(1.89)	12.25	13.67		109,145	0.84		0.84		(0.37)		79
Year ended 08/31/13(i)	11.48	(0.03)		2.20	2.17	(1.13)	12.52	21.25		68,425	0.83	(j)	0.84	(j)	(0.23	)(j)	70

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Net investment income per share and the ratio of net investment income to average net assets includes significant dividends received during the six-month ended February 28, 2018. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $(0.05) and (0.90)%, $(0.04) and (0.90)%, $(0.07) and (1.63)%, $(0.04) and (0.65)%, $(0.03) and (0.51)%, $(0.03) and (0.42)% for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $353,940, $1,994, $39,219, $97,711, $23,908 and $78,324 and for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Reflects activity for the period September 1, 2017 through January 26, 2018 (date of conversion).
(g)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets, for Class B shares, reflect actual 12b-1 fees of 0.25% for the six months ended February 28, 2018 and for each of the years ended August 31, 2017, 2016, 2015, 2014, and 2013, respectively.
(h)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets, for Class C shares, reflect actual 12b-1 fees of 0.98%, 0.99% and 0.97% for the six months ended February 28, 2018 for the years ended August 31, 2017 and August 31, 2016, respectively.
(i)	Commencement date of September 24, 2012 for Class R5 and Class R6 shares, respectively.
(j)	Annualized.

16                         Invesco  Small Cap Discovery Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2017 through February 28, 2018.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (09/01/17)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/18)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/18)	Expenses Paid During Period[2]
A	$1,000.00	$1,102.40	$7.14	$1,018.00	$6.85	1.37%
C	1,000.00	1,097.60	10.92	1,014.38	10.49	2.10
Y	1,000.00	1,102.70	5.84	1,019.24	5.61	1.12
R5	1,000.00	1,104.50	5.11	1,019.93	4.91	0.98
R6	1,000.00	1,104.20	4.64	1,020.38	4.46	0.89

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2017 through February 28, 2018, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17                         Invesco  Small Cap Discovery Fund

Explore High-Conviction Investing with Invesco

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

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∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074	Invesco Distributors, Inc.	VK-SCD-SAR-1	04052018	1211

Semiannual Report to Shareholders	February 28, 2018

Invesco Strategic Real Return Fund
Nasdaq:
A: SRRAX ∎ C: SRRCX ∎ R: SRRQX ∎ Y: SRRYX ∎ R5: SRRFX ∎ R6: SRRSX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
14	Financial Statements
16	Notes to Financial Statements
23	Financial Highlights
24	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 8/31/17 to 2/28/18, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	0.40%
Class C Shares	-0.08
Class R Shares	0.27
Class Y Shares	0.42
Class R5 Shares	0.42
Class R6 Shares	0.42
ICE BofAML Current 10-Year US Treasury Index▼ (Broad Market Index)	-5.47
Custom Invesco Strategic Real Return Index∎ (Style-Specific Index)	0.51
Lipper Inflation Protected Bond Funds Index◆ (Peer Group Index)	-0.82
Source(s): ▼Bloomberg L.P.; ∎Invesco, Bloomberg LP, FactSet Research Systems Inc., RIMES Technologies Corp.; ◆Lipper Inc.

The ICE BofAML Current 10-Year US Treasury Index is composed of the most recently issued 10-year US Treasury note.

    The Custom Invesco Strategic Real Return Index consists of 45% ICE BofAML

US Inflation-Linked Treasury Index, 30% S&P/LSTA Leveraged Loan Total Return Index and 25% ICE BofAML US High Yield Constrained Index.

    The Lipper Inflation Protected Bond Funds Index is an unmanaged index considered representative of inflation protected bond funds tracked by Lipper.

    The ICE BofAML US Inflation-Linked Treasury Index tracks the performance of US dollar-denominated inflation-linked sovereign debt publicly issued by the US government in its domestic market.

    The S&P/LSTA Leveraged Loan Total Return Index is a market value-weighted index designed to measure the performance of the US leveraged loan market based on market weightings, spreads and interest payments.

    The ICE BofAML US High Yield Constrained Index tracks the performance of US dollar-denominated below-investment-grade corporate debt publicly issued in the US.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

    CE Data Indices and its affiliates (ICE BofAML) indices and related information, the name “ICE BofAML“ and related trademarks, are intellectual property licensed from ICE BofAML, and may not be copied, used or distributed without ICE BofAML’s prior written approval. The licensee’s products have not been passed on as to their legality or suitability, and are not regulated, issued, endorsed, sold, guaranteed or promoted by ICE BofAML. ICE BOFAML MAKES NO WARRANTIES AND BEARS NO LIABILITY WITH RESPECT TO THE INDICES, ANY RELATED INFORMATION, ITS TRADEMARKS, OR THE PRODUCT(S) (INCLUDING WITHOUT LIMITATION, THEIR QUALITY, ACCURACY, SUITABILITY AND/OR COMPLETENESS).

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                      Invesco Strategic Real Return Fund

Average Annual Total Returns
As of 2/28/18, including maximum applicable sales charges

Class A Shares
Inception (4/30/14)	1.52%
1 Year	-0.89
Class C Shares
Inception (4/30/14)	1.42%
1 Year	-0.08
Class R Shares
Inception (4/30/14)	1.95%
1 Year	1.40
Class Y Shares
Inception (4/30/14)	2.45%
1 Year	1.91
Class R5 Shares
Inception (4/30/14)	2.45%
1 Year	1.91
Class R6 Shares
Inception (4/30/14)	2.45%
1 Year	1.81

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 0.82%, 1.57%, 1.07%, 0.57%, 0.57%, and 0.57%, respectively.1,2,3 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 2.03%, 2.78%, 2.28%, 1.78%, 1.74% and 1.74%, respectively.1

    The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred

Average Annual Total Returns
As of 12/31/17, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (4/30/14)	1.82%
1 Year	1.51
Class C Shares
Inception (4/30/14)	1.75%
1 Year	2.38
Class R Shares
Inception (4/30/14)	2.28%
1 Year	4.00
Class Y Shares
Inception (4/30/14)	2.78%
1 Year	4.42
Class R5 Shares
Inception (4/30/14)	2.78%
1 Year	4.42
Class R6 Shares
Inception (4/30/14)	2.78%
1 Year	4.42

during the period covered by this report.

    Class A share performance reflects the maximum 2.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund's share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.22%.

2	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least December 31, 2018. See current prospectus for more information.

3	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2019. See current prospectus for more information.

3                      Invesco Strategic Real Return Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.”

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                      Invesco Strategic Real Return Fund

Schedule of Investments(a)

February 28, 2018

(Unaudited)

	Principal Amount	Value
U.S. Treasury Securities–44.81%
U.S. Treasury Bills–0.01%
1.59%, 07/26/2018(b)(c)	$3,000	$2,978

U.S. Treasury Inflation — Indexed Notes–30.51%(d)
0.13%, 04/15/2019	605,489	606,092
1.88%, 07/15/2019	195,820	201,772
1.38%, 01/15/2020	252,633	258,691
0.13%, 04/15/2020	601,004	599,193
1.25%, 07/15/2020	423,007	435,027
1.13%, 01/15/2021	469,613	480,706
0.13%, 04/15/2021	527,371	522,721
0.63%, 07/15/2021	448,576	453,778
0.13%, 01/15/2022	519,776	513,507
0.13%, 04/15/2022	513,444	505,459
0.13%, 07/15/2022	508,469	502,694
0.13%, 01/15/2023	496,216	486,974
0.38%, 07/15/2023	493,278	490,678
0.63%, 01/15/2024	501,976	503,316
0.13%, 07/15/2024	485,486	472,461
0.25%, 01/15/2025	485,840	472,843
0.38%, 07/15/2025	483,717	474,983
0.63%, 01/15/2026	500,263	497,581
0.13%, 07/15/2026	432,167	412,772
0.38%, 01/15/2027	443,997	430,093
0.38%, 07/15/2027	425,397	412,406
0.50%, 01/15/2028	167,308	163,365
		9,897,112

U.S. Treasury Inflation — Indexed Bonds–14.29%(d)
2.38%, 01/15/2025	424,273	473,787
2.00%, 01/15/2026	292,390	321,555
2.38%, 01/15/2027	237,770	271,372
1.75%, 01/15/2028	213,937	234,228
3.63%, 04/15/2028	297,987	381,038
2.50%, 01/15/2029	187,854	221,787
3.88%, 04/15/2029	333,218	442,272
3.38%, 04/15/2032	75,556	101,254
2.13%, 02/15/2040	199,491	248,396
2.13%, 02/15/2041	307,893	385,390
0.75%, 02/15/2042	286,833	274,623
0.63%, 02/15/2043	284,583	263,442
1.38%, 02/15/2044	278,413	304,148
0.75%, 02/15/2045	274,040	259,144
1.00%, 02/15/2046	236,415	237,503
0.88%, 02/15/2047	220,392	214,265
		4,634,204
Total U.S. Treasury Securities (Cost $14,756,157)		14,534,294

	Shares	Value
Common Stocks–30.07%
Fixed-Income Funds–30.07%
Invesco Floating Rate Fund–Class R6 (Cost $9,935,839) (e)	1,284,841	$9,751,947

	Principal Amount
Bonds & Notes–21.60%
Advertising–0.11%
Lamar Media Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 02/01/2026	$33,000	34,279

Aerospace & Defense–0.54%
Arconic Inc., Sr. Unsec. Global Notes, 5.13%, 10/01/2024	50,000	51,718
Bombardier Inc. (Canada),
Sr. Unsec. Notes, 6.13%, 01/15/2023(f)	24,000	24,180
7.50%, 03/15/2025(f)	19,000	19,594
KLX Inc., Sr. Unsec. Gtd. Notes, 5.88%, 12/01/2022(f)	17,000	17,574
Moog Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/2022(f)	12,000	12,390
TransDigm Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.50%, 07/15/2024	4,000	4,135
6.50%, 05/15/2025	44,000	45,210
		174,801

Agricultural & Farm Machinery–0.09%
Titan International, Inc., Sr. Sec. Gtd. First Lien Notes, 6.50%, 11/30/2023(f)	30,000	30,675

Air Freight & Logistics–0.03%
XPO Logistics, Inc., Sr. Unsec. Gtd. Notes, 6.50%, 06/15/2022(f)	8,000	8,344

Alternative Carriers–0.23%
CenturyLink, Inc.,
Series S, Sr. Unsec. Notes, 6.45%, 06/15/2021	18,000	18,495
Series Y, Sr. Unsec. Global Notes, 7.50%, 04/01/2024	24,000	24,180
Level 3 Financing, Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 03/15/2026	14,000	13,510
5.38%, 05/01/2025	19,000	18,905
		75,090

Aluminum–0.10%
Novelis Corp., Sr. Unsec. Gtd. Notes, 6.25%, 08/15/2024(f)	31,000	31,775

Apparel Retail–0.26%
Hot Topic, Inc., Sr. Sec. Gtd. First Lien Notes, 9.25%, 06/15/2021(f)	25,000	24,875

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Strategic Real Return Fund

	Principal Amount	Value
Apparel Retail–(continued)
L Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 02/15/2022	$46,000	$48,070
6.75%, 07/01/2036	2,000	1,970
6.88%, 11/01/2035	8,000	8,028
		82,943

Asset Management & Custody Banks–0.15%
Prime Security Services Borrower, LLC/Prime Finance, Inc., Sec. Gtd. Second Lien Notes, 9.25%, 05/15/2023(f)	44,000	48,015

Auto Parts & Equipment–0.27%
Dana Financing Luxembourg S.a.r.l., Sr. Unsec. Gtd. Notes, 5.75%, 04/15/2025(f)	30,000	30,806
Delphi Technologies PLC, Sr. Unsec. Gtd. Notes, 5.00%, 10/01/2025(f)	15,000	14,911
Flexi-Van Leasing, Inc., Sec. Second Lien Notes, 10.00%, 02/15/2023(f)	2,000	1,995
Hertz Corp. (The), Sec. Gtd. Second Lien Notes, 7.63%, 06/01/2022(f)	12,000	12,390
Tenneco Inc., Sr. Unsec. Gtd. Global Notes, 5.38%, 12/15/2024	25,000	25,875
		85,977

Automotive Retail–0.21%
Lithia Motors, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 08/01/2025(f)	7,000	7,140
Murphy Oil USA, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/2027	42,000	42,997
Penske Automotive Group Inc., Sr. Unsec. Sub. Gtd. Notes, 5.50%, 05/15/2026	19,000	19,000
		69,137

Broadcasting–0.60%
AMC Networks Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 04/01/2024	38,000	38,190
Clear Channel Worldwide Holdings, Inc.,
Series B, Sr. Unsec. Gtd. Global Notes, 6.50%, 11/15/2022	14,000	14,455
Sr. Unsec. Gtd. Sub. Global Notes, 7.63%, 03/15/2020	23,000	23,058
Liberty Interactive LLC, Sr. Unsec. Conv. Deb., 1.75%, 10/05/2023(f)(g)	25,000	28,913
3.50%, 01/15/2031	50,000	29,412
Netflix, Inc., Sr. Unsec. Global Notes, 5.75%, 03/01/2024	18,000	18,968
Nexstar Broadcasting, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 08/01/2024(f)	16,000	16,120
Tribune Media Co., Sr. Unsec. Gtd. Global Notes, 5.88%, 07/15/2022	26,000	26,650
		195,766

Building Products–0.15%
Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.25%, 02/01/2021	19,000	19,271

	Principal Amount	Value
Building Products–(continued)
Standard Industries Inc., Sr. Unsec. Notes, 5.00%, 02/15/2027(f)	$12,000	$11,925
6.00%, 10/15/2025(f)	17,000	18,041
		49,237

Cable & Satellite–1.95%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec. Global Notes, 5.75%, 09/01/2023	20,000	20,450
Sr. Unsec. Notes, 5.75%, 02/15/2026(f)	61,000	61,991
CSC Holdings LLC, Sr. Unsec. Global Notes, 6.75%, 11/15/2021	65,000	68,534
DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 11/15/2024	94,000	88,243
DISH Network Corp., Sr. Unsec. Conv. Bonds, 3.38%, 08/15/2026	100,000	100,856
Intelsat Jackson Holdings S.A. (Luxembourg),
Sr. Unsec. Gtd. Global Bonds, 5.50%, 08/01/2023	16,000	13,280
Sr. Unsec. Gtd. Global Notes, 7.25%, 10/15/2020	34,000	31,833
7.50%, 04/01/2021	10,000	9,131
Sirius XM Radio Inc., Sr. Unsec. Gtd. Notes, 5.38%, 07/15/2026(f)	23,000	23,345
6.00%, 07/15/2024(f)	15,000	15,750
Virgin Media Bristol LLC (United Kingdom), Sr. Sec. Gtd. First Lien Notes, 5.50%, 08/15/2026(f)	200,000	198,480
		631,893

Casinos & Gaming–0.59%
Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 04/01/2026	16,000	16,860
6.88%, 05/15/2023	24,000	25,410
MGM Resorts International, Sr. Unsec. Gtd. Notes, 4.63%, 09/01/2026	17,000	16,702
7.75%, 03/15/2022	40,000	44,700
Pinnacle Entertainment, Inc., Sr. Unsec. Global Notes, 5.63%, 05/01/2024	25,000	26,513
Scientific Games International Inc., Sr. Unsec. Gtd. Global Notes, 10.00%, 12/01/2022	24,000	26,118
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Unsec. Gtd. Notes, 5.25%, 05/15/2027(f)	7,000	6,886
5.50%, 03/01/2025(f)	28,000	28,455
		191,644

Coal & Consumable Fuels–0.04%
SunCoke Energy Partners, L.P./ SunCoke Energy Partners Finance Corp., Sr. Unsec. Gtd. Notes, 7.50%, 06/15/2025(f)	13,000	13,618

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Strategic Real Return Fund

	Principal Amount	Value
Commodity Chemicals–0.17%
Koppers Inc., Sr. Unsec. Gtd. Notes, 6.00%, 02/15/2025(f)	$32,000	$33,200
Valvoline Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 07/15/2024	22,000	22,742
		55,942

Communications Equipment–0.26%
CommScope Technologies LLC, Sr. Unsec. Gtd. Notes, 6.00%, 06/15/2025(f)	33,000	34,248
Hughes Satellite Systems Corp.,
Sr. Sec. Gtd. First Lien Global Notes, 5.25%, 08/01/2026	31,000	30,341
Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/2021	17,000	18,360
		82,949

Construction & Engineering–0.07%
AECOM, Sr. Unsec. Gtd. Global Notes, 5.13%, 03/15/2027	23,000	22,332

Construction Machinery & Heavy Trucks–0.42%
Meritor Inc., Sr. Unsec. Gtd. Notes, 6.25%, 02/15/2024	50,000	52,250
Oshkosh Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 03/01/2025	58,000	60,772
Terex Corp., Sr. Unsec. Gtd. Notes, 5.63%, 02/01/2025(f)	23,000	23,259
		136,281

Consumer Finance–0.36%
Ally Financial Inc.,
Sr. Unsec. Global Notes, 4.63%, 03/30/2025	10,000	10,088
5.13%, 09/30/2024	45,000	46,800
Sr. Unsec. Gtd. Global Notes, 8.00%, 03/15/2020	15,000	16,275
Discover Financial Services, Inc., Series C, Jr. Unsec. Sub. Global Notes, 5.50%(h)	11,000	11,055
Navient Corp., Sr. Unsec. Medium-Term Notes, 7.25%, 01/25/2022	10,000	10,749
8.00%, 03/25/2020	20,000	21,475
		116,442

Copper–0.19%
First Quantum Minerals Ltd. (Zambia), Sr. Unsec. Gtd. Notes, 7.00%, 02/15/2021(f)	25,000	25,828
Freeport-McMoRan Inc., Sr. Unsec. Gtd. Global Notes, 5.40%, 11/14/2034	37,000	36,168
		61,996

Data Processing & Outsourced Services–0.26%
First Data Corp.,
Sr. Sec. Gtd. First Lien Notes, 5.00%, 01/15/2024(f)	8,000	8,080
Sr. Unsec. Gtd. Notes, 7.00%, 12/01/2023(f)	71,000	74,816
		82,896

	Principal Amount	Value
Diversified Banks–0.21%
Bank of America Corp., Series K, Jr. Unsec. Sub. Global Variable Rate Notes, 5.40% (3 mo. USD LIBOR + 3.63%)(h)(i)	$11,000	$11,030
JPMorgan Chase & Co., Series I, Jr. Unsec. Sub. Global Notes, 7.90%(h)	10,000	10,115
Royal Bank of Scotland Group PLC (United Kingdom), Unsec. Sub. Global Notes, 6.00%, 12/19/2023	45,000	48,105
		69,250

Diversified Chemicals–0.19%
Chemours Co. (The), Sr. Unsec. Gtd. Global Notes, 6.63%, 05/15/2023	30,000	31,687
7.00%, 05/15/2025	21,000	22,733
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., Sr. Unsec. Gtd. Notes, 5.38%, 09/01/2025(f)	8,000	8,110
		62,530

Diversified Metals & Mining–0.13%
HudBay Minerals, Inc. (Canada), Sr. Unsec. Gtd. Notes, 7.63%, 01/15/2025(f)	16,000	17,480
Teck Resources Ltd. (Canada),
Sr. Unsec. Gtd. Global Notes, 4.75%, 01/15/2022	9,000	9,180
Sr. Unsec. Notes, 6.13%, 10/01/2035	13,000	14,203
		40,863

Diversified REITs–0.06%
CyrusOne L.P./CyrusOne Finance Corp.,
Sr. Unsec. Gtd. Global Notes, 5.00%, 03/15/2024	9,000	9,090
5.38%, 03/15/2027	9,000	9,045
		18,135

Diversified Support Services–0.03%
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC, Sr. Unsec. Gtd. Notes, 6.38%, 08/01/2023(f)	10,000	10,075

Electric Utilities–0.14%
NextEra Energy Capital Holdings Inc., Series K, Jr. Unsec. Gtd. Sub. Deb. Investment Units, 5.25%, 06/01/2076	1,500	36,795
Southern Co. (The), Series B, Jr. Unsec. Sub. Global Notes, 5.50%, 03/15/2057	7,000	7,287
		44,082

Electrical Components & Equipment–0.21%
EnerSys, Sr. Unsec. Gtd. Notes, 5.00%, 04/30/2023(f)	33,000	33,866
Sensata Technologies B.V., Sr. Unsec. Gtd. Notes, 5.00%, 10/01/2025(f)	35,000	35,438
		69,304

Electronic Equipment & Instruments–0.05%
Itron, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 01/15/2026(f)	15,000	14,963

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Strategic Real Return Fund

	Principal Amount	Value
Environmental & Facilities Services–0.14%
Advanced Disposal Services, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 11/15/2024(f)	$11,000	$11,248
Core & Main LP, Sr. Unsec. Notes, 6.13%, 08/15/2025(f)	18,000	17,865
Waste Pro USA, Inc., Sr. Unsec. Notes, 5.50%, 02/15/2026(f)	13,000	13,097
Wrangler Buyer Corp., Sr. Unsec. Notes, 6.00%, 10/01/2025(f)	4,000	4,070
		46,280

Financial Exchanges & Data–0.06%
MSCI Inc., Sr. Unsec. Gtd. Notes, 5.25%, 11/15/2024(f)	20,000	20,536

Food Distributors–0.11%
US Foods, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 06/15/2024(f)	34,000	35,445

Food Retail–0.14%
Albertsons Cos. LLC/ Safeway Inc./New Albertson’s, Inc./Albertson’s LLC, Sr. Unsec. Gtd. Global Notes, 6.63%, 06/15/2024	22,000	20,378
Ingles Markets, Inc., Sr. Unsec. Global Notes, 5.75%, 06/15/2023	26,000	25,870
		46,248

Gas Utilities–0.24%
AmeriGas Partners, L.P./AmeriGas Finance Corp.,
Sr. Unsec. Global Notes, 5.63%, 05/20/2024	15,000	15,188
5.88%, 08/20/2026	17,000	17,127
Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/2021	11,000	10,450
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Global Notes, 5.50%, 06/01/2024	37,000	36,260
		79,025

Health Care Equipment–0.19%
Hill-Rom Holdings, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 02/15/2025(f)	33,000	33,082
Teleflex Inc., Sr. Unsec. Gtd. Global Notes, 4.88%, 06/01/2026	28,000	27,860
5.25%, 06/15/2024	2,000	2,060
		63,002

Health Care Facilities–0.99%
Acadia Healthcare Co., Inc., Sr. Unsec. Gtd. Global Notes, 6.50%, 03/01/2024	25,000	25,937
Community Health Systems, Inc.,
Sr. Sec. Gtd. First Lien Global Notes, 5.13%, 08/01/2021	5,000	4,638
Sr. Sec. Gtd. First Lien Notes, 6.25%, 03/31/2023	44,000	40,260
Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/2022	4,000	2,620
8.00%, 11/15/2019	11,000	10,306

	Principal Amount	Value
Health Care Facilities–(continued)
Encompass Health Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 09/15/2025	$15,000	$15,337
HCA, Inc.,
Sr. Sec. Gtd. First Lien Notes, 5.25%, 04/15/2025	94,000	96,820
Sr. Unsec. Gtd. Notes, 5.38%, 02/01/2025	10,000	10,191
5.88%, 02/15/2026	15,000	15,562
LifePoint Health, Inc.,
Sr. Unsec. Gtd. Global Notes, 5.38%, 05/01/2024	29,000	28,456
Sr. Unsec. Gtd. Notes, 5.88%, 12/01/2023	3,000	3,019
Tenet Healthcare Corp.,
Sec. Gtd. Second Lien Notes, 7.50%, 01/01/2022(f)	3,000	3,180
Sr. Unsec. Global Notes, 6.75%, 06/15/2023	54,000	54,202
8.13%, 04/01/2022	10,000	10,563
		321,091

Health Care Services–0.32%
AMN Healthcare, Inc., Sr. Unsec. Gtd. Notes, 5.13%, 10/01/2024(f)	10,000	10,125
DaVita Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/01/2025	14,000	13,755
Eagle Holding Co. II, LLC, Sr. Unsec. PIK Notes, 8.38% PIK Rate, 7.63% Cash Rate, 05/15/2022(f)(j)	13,000	13,033
Envision Healthcare Corp., Sr. Unsec. Gtd. Notes, 6.25%, 12/01/2024(f)	7,000	7,402
MPH Acquisition Holdings LLC, Sr. Unsec. Gtd. Notes, 7.13%, 06/01/2024(f)	39,000	41,145
Surgery Center Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 07/01/2025(f)	7,000	6,615
8.88%, 04/15/2021(f)	3,000	3,128
Team Health Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.38%, 02/01/2025(f)	10,000	9,200
		104,403

Home Improvement Retail–0.08%
Hillman Group Inc. (The), Sr. Unsec. Gtd. Notes, 6.38%, 07/15/2022(f)	25,000	24,500

Homebuilding–0.52%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec. Notes, 6.75%, 08/01/2025(f)	25,000	25,062
6.88%, 02/15/2021(f)	12,000	12,210
Beazer Homes USA, Inc., Sr. Unsec. Gtd. Global Notes, 5.88%, 10/15/2027	3,000	2,858
6.75%, 03/15/2025	22,000	22,330
8.75%, 03/15/2022	10,000	10,825
KB Home, Sr. Unsec. Gtd. Notes, 7.50%, 09/15/2022	25,000	27,969
Lennar Corp., Sr. Unsec. Gtd. Notes, 5.38%, 10/01/2022(f)	20,000	20,950

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Strategic Real Return Fund

	Principal Amount	Value
Homebuilding–(continued)
Meritage Homes Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 06/01/2025	$28,000	$29,680
7.15%, 04/15/2020	5,000	5,362
Taylor Morrison Communities Inc./ Taylor Morrison Holdings II, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 04/15/2023(f)	12,000	12,544
		169,790

Household Products–0.20%
Reynolds Group Issuer Inc./LLC,
Sr. Sec. Gtd. First Lien Notes, 5.13%, 07/15/2023(f)	13,000	13,274
Sr. Unsec. Gtd. Notes, 7.00%, 07/15/2024(f)	17,000	17,935
Spectrum Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 07/15/2025	18,000	18,630
Springs Industries, Inc., Sr. Sec. Global Notes, 6.25%, 06/01/2021	14,000	14,280
		64,119

Independent Power Producers & Energy Traders–0.30%
AES Corp. (The),
Sr. Unsec. Global Notes, 8.00%, 06/01/2020	2,000	2,200
Sr. Unsec. Notes, 5.50%, 04/15/2025	39,000	40,170
Calpine Corp., Sr. Unsec. Global Notes, 5.50%, 02/01/2024	20,000	18,800
Dynegy Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 11/01/2022	10,000	10,562
NRG Energy, Inc., Sr. Unsec. Gtd. Global Notes, 6.25%, 05/01/2024	18,000	18,720
6.63%, 01/15/2027	7,000	7,263
		97,715

Industrial Machinery–0.27%
Cleaver-Brooks, Inc., Sr. Sec. Notes, 7.88%, 03/01/2023(f)	17,000	17,977
Mueller Industries, Inc., Unsec. Sub. Deb., 6.00%, 03/01/2027	10,000	10,075
Stanley Black & Decker Inc., Series C, $5.38 Conv. Investment Units, 5.38%, 05/15/2020	500	58,925
		86,977

Integrated Oil & Gas–0.05%
Petrobras Global Finance B.V. (Brazil), Sr. Unsec. Gtd. Global Notes, 5.75%, 02/01/2029	17,000	16,388

Integrated Telecommunication Services–0.50%
Cincinnati Bell Inc., Sr. Unsec. Gtd. Notes, 7.00%, 07/15/2024(f)	11,000	10,467
Frontier Communications Corp., Sr. Unsec. Global Notes, 8.50%, 04/15/2020	16,000	15,740
10.50%, 09/15/2022	30,000	25,687
11.00%, 09/15/2025	23,000	18,141

	Principal Amount	Value
Integrated Telecommunication Services–(continued)
T-Mobile USA, Inc., Sr. Unsec. Gtd. Global Bonds, 6.84%, 04/28/2023	$75,000	$78,000
Telecom Italia Capital S.A. (Italy), Sr. Unsec. Gtd. Global Notes, 6.38%, 11/15/2033	2,000	2,200
7.20%, 07/18/2036	10,000	11,750
		161,985

Internet & Direct Marketing Retail–0.10%
Booking Holdings Inc., Sr. Unsec. Conv. Notes, 0.90%, 09/15/2021	25,000	30,985

Internet Software & Services–0.06%
Rackspace Hosting, Inc., Sr. Unsec. Gtd. Notes, 8.63%, 11/15/2024(f)	19,000	19,855

Leisure Facilities–0.20%
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 06/01/2024	40,000	41,250
Six Flags Entertainment Corp., Sr. Unsec. Gtd. Notes, 4.88%, 07/31/2024(f)	23,000	23,002
		64,252

Leisure Products–0.12%
Mattel, Inc.,
Sr. Unsec. Global Notes, 5.45%, 11/01/2041	8,000	7,120
Sr. Unsec. Gtd. Notes, 6.75%, 12/31/2025(f)	29,000	29,580
Sr. Unsec. Notes, 6.20%, 10/01/2040	4,000	3,740
		40,440

Managed Health Care–0.15%
Centene Corp., Sr. Unsec. Notes, 4.75%, 01/15/2025	7,000	6,978
Molina Healthcare, Inc., Sr. Unsec. Gtd. Notes, 4.88%, 06/15/2025(f)	10,000	9,625
WellCare Health Plans Inc., Sr. Unsec. Notes, 5.25%, 04/01/2025	30,000	30,439
		47,042

Metal & Glass Containers–0.33%
Ball Corp., Sr. Unsec. Gtd. Global Notes, 5.25%, 07/01/2025	75,000	79,031
Berry Global, Inc., Sec. Gtd. Second Lien Notes, 5.50%, 05/15/2022	23,000	23,661
OI European Group B.V., Sr. Unsec. Gtd. Notes, 4.00%, 03/15/2023(f)	5,000	4,850
		107,542

Mortgage REITs–0.39%
Starwood Property Trust, Inc., Sr. Unsec. Conv. Notes, 4.38%, 04/01/2023	125,000	126,244

Movies & Entertainment–0.14%
AMC Entertainment Holdings, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.75%, 06/15/2025	25,000	24,406

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Strategic Real Return Fund

	Principal Amount	Value
Movies & Entertainment–(continued)
Lions Gate Entertainment Corp., Sr. Unsec. Gtd. Notes, 5.88%, 11/01/2024(f)	$19,000	$19,943
		44,349

Multi-Utilities–0.15%
Dominion Energy, Inc., Series A, Jr. Unsec. Sub. Conv. Investment Units, 6.75%, 08/15/2019	1,000	48,995

Oil & Gas Drilling–0.30%
Ensco PLC, Sr. Unsec. Global Notes, 7.75%, 02/01/2026	27,000	25,616
Noble Holding International Ltd. (United Kingdom), Sr. Unsec. Gtd. Global Notes, 7.75%, 01/15/2024	28,000	25,620
Precision Drilling Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 5.25%, 11/15/2024	15,000	14,363
6.50%, 12/15/2021	5,000	5,113
7.75%, 12/15/2023	3,000	3,180
Transocean Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 04/15/2031	25,000	22,687
		96,579

Oil & Gas Equipment & Services–0.18%
Archrock Partners, L.P./Archrock Partners Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 10/01/2022	21,000	21,157
SESI, L.L.C., Sr. Unsec. Gtd. Global Notes, 7.13%, 12/15/2021	13,000	13,276
Weatherford International Ltd., Sr. Unsec. Gtd. Notes, 6.50%, 08/01/2036	12,000	9,180
8.25%, 06/15/2023	15,000	14,588
		58,201

Oil & Gas Exploration & Production–1.87%
Antero Resources Corp., Sr. Unsec. Gtd. Global Notes, 5.63%, 06/01/2023	39,000	40,170
California Resources Corp., Sec. Gtd. Second Lien Notes, 8.00%, 12/15/2022(f)	22,000	17,490
Callon Petroleum Co., Sr. Unsec. Gtd. Global Notes, 6.13%, 10/01/2024	27,000	27,675
Continental Resources Inc., Sr. Unsec. Gtd. Global Notes, 3.80%, 06/01/2024	40,000	39,000
Denbury Resources Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 05/01/2022	15,000	11,625
EP Energy LLC/Everest Acquisition Finance Inc., Sr. Sec. Gtd. First Lien Notes, 8.00%, 11/29/2024(f)	29,000	30,015
Gulfport Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 10/15/2024	43,000	42,462
Newfield Exploration Co., Sr. Unsec. Global Notes, 5.63%, 07/01/2024	29,000	30,668
Oasis Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 01/15/2023	44,000	45,127
Parsley Energy LLC/Parsley Finance Corp., Sr. Unsec. Gtd. Notes, 6.25%, 06/01/2024(f)	28,000	29,050

	Principal Amount	Value
Oil & Gas Exploration & Production–(continued)
QEP Resources, Inc.,
Sr. Unsec. Global Notes, 5.25%, 05/01/2023	$6,000	$5,985
5.63%, 03/01/2026	7,000	6,913
Sr. Unsec. Notes, 6.88%, 03/01/2021	33,000	35,310
Range Resources Corp., Sr. Unsec. Gtd. Global Notes, 4.88%, 05/15/2025	18,000	17,336
5.88%, 07/01/2022	33,000	33,660
RSP Permian, Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/01/2022	21,000	21,945
SM Energy Co., Sr. Unsec. Global Notes, 6.13%, 11/15/2022	35,000	35,525
Southwestern Energy Co., Sr. Unsec. Global Notes, 4.10%, 03/15/2022	39,000	36,757
Whiting Petroleum Corp., Sr. Unsec. Gtd. Global Notes, 6.25%, 04/01/2023	33,000	33,454
WildHorse Resource Development Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/2025	23,000	23,633
WPX Energy Inc., Sr. Unsec. Notes, 5.25%, 09/15/2024	41,000	41,205
		605,005

Oil & Gas Refining & Marketing–0.04%
Sunoco LP/Sunoco Finance Corp., Sr. Unsec. Gtd. Notes, 4.88%, 01/15/2023(f)	14,000	13,930

Oil & Gas Storage & Transportation–0.75%
Andeavor Logistics LP/Tesoro Logistics Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 05/01/2024	15,000	16,144
Antero Midstream Partners LP/Antero Midstream Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 09/15/2024	31,000	31,852
Energy Transfer Equity, L.P., Sr. Sec. First Lien Notes, 5.88%, 01/15/2024	48,000	51,000
Energy Transfer Partners, L.P., Series A, Jr. Unsec. Sub. Global Notes, 6.25%(h)	13,000	12,630
Holly Energy Partners L.P./Holly Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.00%, 08/01/2024(f)	35,000	36,137
NGPL PipeCo. LLC, Sr. Unsec. Bonds, 4.88%, 08/15/2027(f)	3,000	3,038
SemGroup Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 03/15/2025	25,000	24,812
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
Sr. Unsec. Gtd. Global Bonds, 5.13%, 02/01/2025	18,000	18,000
5.25%, 05/01/2023	17,000	17,287
Williams Cos., Inc. (The),
Sr. Unsec. Global Notes, 4.55%, 06/24/2024	22,000	22,275
Sr. Unsec. Notes, 7.88%, 09/01/2021	10,000	11,250
		244,425

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Strategic Real Return Fund

	Principal Amount	Value
Other Diversified Financial Services–0.06%
LPL Holdings Inc., Sr. Unsec. Gtd. Notes, 5.75%, 09/15/2025(f)	$15,000	$15,225
VFH Parent LLC/Orchestra Co-Issuer Inc., Sec. Gtd. Second Lien Notes, 6.75%, 06/15/2022(f)	5,000	5,253
		20,478

Packaged Foods & Meats–0.25%
B&G Foods, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 04/01/2025	9,000	8,685
JBS USA Lux S.A./JBS USA Finance Inc. (Brazil), Sr. Unsec. Gtd. Notes, 5.75%, 06/15/2025(f)	18,000	17,280
Lamb Weston Holdings, Inc., Sr. Unsec. Gtd. Notes, 4.63%, 11/01/2024(f)	23,000	23,230
TreeHouse Foods, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 02/15/2024(f)	30,000	30,675
		79,870

Paper Packaging–0.05%
Plastipak Holdings Inc., Sr. Unsec. Notes, 6.25%, 10/15/2025(f)	17,000	17,383

Paper Products–0.07%
Mercer International Inc. (Canada),
Sr. Unsec. Global Notes, 6.50%, 02/01/2024	15,000	15,750
7.75%, 12/01/2022	2,000	2,118
Sr. Unsec. Notes, 5.50%, 01/15/2026(f)	6,000	5,985
		23,853

Pharmaceuticals–0.29%
Catalent Pharma Solutions, Inc., Sr. Unsec. Gtd. Notes, 4.88%, 01/15/2026(f)	3,000	2,978
Teva Pharmaceutical Finance IV, B.V. (Israel), Sr. Unsec. Gtd. Global Notes, 3.65%, 11/10/2021	15,000	14,376
Valeant Pharmaceuticals International, Inc.,
Sr. Sec. Gtd. First Lien Notes, 5.50%, 11/01/2025(f)	11,000	10,924
Sr. Unsec. Gtd. Notes, 5.63%, 12/01/2021(f)	35,000	33,337
5.88%, 05/15/2023(f)	5,000	4,463
7.25%, 07/15/2022(f)	30,000	29,287
		95,365

Publishing–0.11%
Meredith Corp., Sr. Unsec. Notes, 6.88%, 02/01/2026(f)	33,000	34,114

Railroads–0.07%
Kenan Advantage Group Inc. (The), Sr. Unsec. Notes, 7.88%, 07/31/2023(f)	23,000	23,863

Regional Banks–0.13%
CIT Group Inc., Sr. Unsec. Global Notes, 5.00%, 08/15/2022	42,000	43,418

	Principal Amount	Value
Restaurants–0.34%
1011778 BC ULC/ New Red Finance, Inc. (Canada), Sec. Gtd. Second Lien Notes, 5.00%, 10/15/2025(f)	$40,000	$39,175
Aramark Services, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 04/01/2025(f)	24,000	24,240
Carrols Restaurant Group, Inc., Sec. Gtd. Second Lien Global Notes, 8.00%, 05/01/2022	18,000	18,900
IRB Holding Corp., Sr. Unsec. Gtd. Notes, 6.75%, 02/15/2026(f)	22,000	22,055
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsec. Gtd. Notes, 4.75%, 06/01/2027(f)	7,000	6,860
		111,230

Semiconductor Equipment–0.02%
Entegris Inc., Sr. Unsec. Gtd. Notes, 4.63%, 02/10/2026(f)	8,000	7,900

Semiconductors–0.24%
Micron Technology, Inc.,
Sr. Unsec. Global Notes, 5.50%, 02/01/2025	7,000	7,297
Sr. Unsec. Notes, 5.25%, 01/15/2024(f)	35,000	36,050
ON Semiconductor Corp., Sr. Unsec. Gtd. Conv. Notes, 1.63%, 10/15/2023(f)	25,000	33,666
		77,013

Specialized Consumer Services–0.10%
ServiceMaster Co., LLC (The),
Sr. Unsec. Gtd. Notes, 5.13%, 11/15/2024(f)	18,000	17,775
Sr. Unsec. Notes, 7.45%, 08/15/2027	15,000	16,275
		34,050

Specialized Finance–0.10%
Aircastle Ltd., Sr. Unsec. Notes, 5.00%, 04/01/2023	8,000	8,269
5.50%, 02/15/2022	22,000	22,990
		31,259

Specialized REITs–0.55%
Equinix Inc., Sr. Unsec. Notes, 5.88%, 01/15/2026	53,000	55,650
GLP Capital LP/GLP Financing II Inc., Sr. Unsec. Gtd. Notes, 5.38%, 04/15/2026	25,000	25,906
Iron Mountain Inc.,
Sr. Unsec. Gtd. Notes, 6.00%, 08/15/2023	12,000	12,525
Sr. Unsec. Sub. Gtd. Global Notes, 5.75%, 08/15/2024	6,000	6,000
Iron Mountain US Holdings, Inc., Sr. Unsec. Gtd. Notes, 5.38%, 06/01/2026(f)	14,000	13,860
Rayonier A.M. Products Inc., Sr. Unsec. Gtd. Notes, 5.50%, 06/01/2024(f)	33,000	33,000
SBA Communications Corp., Sr. Unsec. Global Notes, 4.88%, 09/01/2024	32,000	31,680
		178,621

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Strategic Real Return Fund

	Principal Amount	Value
Specialty Chemicals–0.49%
Ashland LLC, Sr. Unsec. Gtd. Global Notes, 4.75%, 08/15/2022	$16,000	$16,400
GCP Applied Technologies Inc., Sr. Unsec. Gtd. Notes, 9.50%, 02/01/2023(f)	25,000	27,469
Kraton Polymers LLC/Kraton Polymers Capital Corp., Sr. Unsec. Gtd. Notes, 10.50%, 04/15/2023(f)	27,000	30,307
Platform Specialty Products Corp., Sr. Unsec. Gtd. Notes, 5.88%, 12/01/2025(f)	26,000	25,902
PolyOne Corp., Sr. Unsec. Global Notes, 5.25%, 03/15/2023	22,000	22,330
PQ Corp.,
Sr. Sec. Gtd. First Lien Notes, 6.75%, 11/15/2022(f)	11,000	11,646
Sr. Unsec. Gtd. Notes, 5.75%, 12/15/2025(f)	3,000	3,053
Venator Finance S.a.r.l./Venator Materials Corp., Sr. Unsec. Gtd. Notes, 5.75%, 07/15/2025(f)	21,000	21,473
		158,580

Steel–0.31%
Cleveland-Cliffs Inc., Sr. Unsec. Gtd. Notes, 5.75%, 03/01/2025(f)	34,000	33,129
Steel Dynamics, Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 12/15/2026	27,000	27,607
5.50%, 10/01/2024	10,000	10,375
United States Steel Corp., Sr. Unsec. Global Notes, 6.88%, 08/15/2025	27,000	28,485
		99,596

Systems Software–0.05%
Symantec Corp., Sr. Unsec. Notes, 5.00%, 04/15/2025(f)	15,000	15,339

Technology Distributors–0.11%
CDW LLC/CDW Finance Corp., Sr. Unsec. Gtd. Notes, 5.00%, 09/01/2025	34,000	34,468

Technology Hardware, Storage & Peripherals–0.31%
Dell International LLC/ EMC Corp.,
Sr. Sec. Gtd. First Lien Notes, 8.35%, 07/15/2046(f)	6,000	7,615
Sr. Unsec. Gtd. Notes, 7.13%, 06/15/2024(f)	52,000	56,172
Diebold Nixdorf, Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/2024	36,000	38,115
		101,902

Trading Companies & Distributors–0.47%
BMC East, LLC, Sr. Sec. Gtd. First Lien Notes, 5.50%, 10/01/2024(f)	27,000	27,472
H&E Equipment Services, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 09/01/2025(f)	47,000	48,175
Herc Rentals Inc., Sec. Gtd. Second Lien Notes, 7.75%, 06/01/2024(f)	28,000	30,652

	Principal Amount	Value
Trading Companies & Distributors–(continued)
United Rentals North America, Inc.,
Sr. Unsec. Gtd. Global Notes, 5.50%, 07/15/2025	$28,000	$28,945
Sr. Unsec. Gtd. Notes, 5.50%, 05/15/2027	13,000	13,338
5.88%, 09/15/2026	4,000	4,217
		152,799

Trucking–0.07%
Avis Budget Car Rental LLC/Avis Budget Finance Inc.,
Sr. Unsec. Gtd. Global Notes, 5.50%, 04/01/2023	15,000	14,944
Sr. Unsec. Gtd. Notes, 5.25%, 03/15/2025(f)	8,000	7,750
		22,694

Wireless Telecommunication Services–0.45%
CB Escrow Corp., Sr. Unsec. Notes, 8.00%, 10/15/2025(f)	3,000	2,947
Sprint Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 09/15/2021	63,000	65,914
7.63%, 02/15/2025	10,000	10,025
7.88%, 09/15/2023	64,000	66,400
		145,286
Total Bonds & Notes (Cost $6,902,952)		7,005,663

	Shares
Preferred Stocks–2.29%
Agricultural Products–0.18%
Bunge Ltd., $4.88 Conv. Pfd.	525	57,463

Asset Management & Custody Banks–0.19%
AMG Capital Trust II, $2.58 Conv. Pfd.	1,000	62,825

Diversified Banks–0.87%
Bank of America Corp., Series L, $72.50 Conv. Pfd.	100	127,953
Wells Fargo & Co., Class A, Series L, $75.00 Conv. Pfd.	120	153,000
		280,953

Health Care Equipment–0.18%
Becton, Dickinson and Co., Series A, $3.06 Conv. Pfd.	1,000	58,500

Health Care REITs–0.07%
Welltower Inc., Series I, $3.25 Conv. Pfd.	390	21,255

Managed Health Care–0.33%
Anthem Inc., $2.63 Conv. Pfd.	1,878	107,760

Oil & Gas Exploration & Production–0.25%
Hess Corp., Series A, $4.00 Conv. Pfd.	1,500	82,140

Oil & Gas Storage & Transportation–0.20%
Kinder Morgan, Inc., Series A, $4.88 Conv. Pfd.	2,000	66,640

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Strategic Real Return Fund

	Shares	Value
Regional Banks–0.02%
CIT Group Inc., Series A, 5.80% Pfd.	5,000	$5,062
Total Preferred Stocks (Cost $736,093)		742,598

Money Market Funds–1.04%
Invesco Government & Agency Portfolio–Institutional Class, 1.30%(k)	118,195	118,195
Invesco Liquid Assets Portfolio–Institutional Class, 1.55%(k)	84,405	84,413

	Shares	Value
Invesco Treasury Portfolio–Institutional Class, 1.29%(k)	135,081	$135,081
Total Money Market Funds (Cost $337,689)		337,689
TOTAL INVESTMENTS IN SECURITIES–99.81% (Cost $32,668,730)		32,372,191
OTHER ASSETS LESS LIABILITIES–0.19%		61,839
NET ASSETS–100.00%		$32,434,030

Investment Abbreviations:

Conv.	– Convertible
Deb.	– Debentures
Gtd.	– Guaranteed
Jr.	– Junior
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
PIK	– Pay-in-Kind

REIT	– Real Estate Investment Trust
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured
USD	– U.S. Dollar

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1J.
(d)	Principal amount of security and interest payments are adjusted for inflation. See Note 1I.
(e)	Invesco Floating Rate Fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The value of this security as of February 28, 2018 represented 30.07% of the Fund’s Net Assets. See Note 5.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2018 was $2,485,835, which represented 7.68% of the Fund’s Net Assets.
(g)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(h)	Perpetual bond with no specified maturity date.
(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2018.
(j)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(k)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of February 28, 2018.

Portfolio Composition

By security type, based on Net Assets as of February 28, 2018

U.S. Treasury Securities	44.8%
Common Stocks	30.1
Bonds and Notes	21.6
Preferred Stocks	2.3
Money Market Funds Plus Other Assets Less Liabilities	1.2

Open Futures Contracts — Interest Rate Risk
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
U.S. Treasury 10 Year Notes	2	June-2018	$(240,094)	$495	$495

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Strategic Real Return Fund

Statement of Assets and Liabilities

February 28, 2018

(Unaudited)

Assets:
Investments in securities, at value (Cost $22,395,202)	$22,282,556
Investments in affiliates, at value ( Cost $10,273,528)	10,089,635
Receivable for:
Fund shares sold	170,429
Dividends and interest	165,036
Investment for trustee deferred compensation and retirement plans	9,723
Other assets	21,358
Total assets	32,738,737

Liabilities:
Other investments:
Variation margin payable — futures contracts	500
Payable for:
Investments purchased	233,568
Fund shares reacquired	9,011
Accrued fees to affiliates	4,473
Accrued trustees’ and officers’ fees and benefits	3,649
Accrued other operating expenses	43,783
Trustee deferred compensation and retirement plans	9,723
Total liabilities	304,707
Net assets applicable to shares outstanding	$32,434,030

Net assets consist of:
Shares of beneficial interest	$33,344,427
Undistributed net investment income	(150,612)
Undistributed net realized gain (loss)	(463,741)
Net unrealized appreciation (depreciation)	(296,044)
$32,434,030

Net Assets:
Class A	$18,398,816
Class C	$1,705,261
Class R	$181,171
Class Y	$11,806,187
Class R5	$9,571
Class R6	$333,024

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	1,924,883
Class C	178,556
Class R	18,953
Class Y	1,234,919
Class R5	1,001
Class R6	34,821
Class A:
Net asset value per share	$9.56
Maximum offering price per share
(Net asset value of $9.56 ÷ 97.50%)	$9.81
Class C:
Net asset value and offering price per share	$9.55
Class R:
Net asset value and offering price per share	$9.56
Class Y:
Net asset value and offering price per share	$9.56
Class R5:
Net asset value and offering price per share	$9.56
Class R6:
Net asset value and offering price per share	$9.56

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Strategic Real Return Fund

Statement of Operations

For the six months ended February 28, 2018

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $88)	$224,253
Dividends from affiliates	195,757
Treasury Inflation-Protected Securities inflation adjustments	78,714
Interest	10,621
Total investment income	509,345

Expenses:
Advisory fees	57,922
Administrative services fees	24,794
Custodian fees	4,798
Distribution fees:
Class A	20,516
Class C	7,708
Class R	428
Transfer agent fees — A, C, R and Y	11,399
Transfer agent fees — R6	45
Trustees’ and officers’ fees and benefits	10,008
Registration and filing fees	41,620
Licensing Fees	2,608
Reports to shareholders	9,832
Professional services fees	34,475
Other	10,000
Total expenses	236,153
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(158,074)
Net expenses	78,079
Net investment income	431,266

Realized and unrealized gain (loss) from:
Net realized gain from:
Investment securities	1,835
Futures contracts	12,216
14,051
Change in net unrealized appreciation (depreciation) of:
Investment securities	(353,973)
Futures contracts	31
(353,942)
Net realized and unrealized gain (loss)	(339,891)
Net increase in net assets resulting from operations	$91,375

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Strategic Real Return Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2018 and the year ended August 31, 2017

(Unaudited)

	February 28, 2018	August 31, 2017
Operations:
Net investment income	$431,266	$731,403
Net realized gain	14,051	9,936
Change in net unrealized appreciation (depreciation)	(353,942)	31,489
Net increase in net assets resulting from operations	91,375	772,828

Distributions to shareholders from net investment income:
Class A	(373,661)	(425,514)
Class C	(28,869)	(26,782)
Class R	(3,693)	(3,730)
Class Y	(252,182)	(336,178)
Class R5	(232)	(366)
Class R6	(6,955)	(4,094)
Total distributions from net investment income	(665,592)	(796,664)

Share transactions–net:
Class A	3,368,850	5,239,656
Class C	196,440	988,783
Class R	36,450	72,341
Class Y	1,785,977	2,625,232
Class R5	—	—
Class R6	67,097	260,633
Net increase in net assets resulting from share transactions	5,454,814	9,186,645
Net increase in net assets	4,880,597	9,162,809

Net assets:
Beginning of period	27,553,433	18,390,624
End of period (includes undistributed net investment income of $(150,612) and $83,714, respectively)	$32,434,030	$27,553,433

Notes to Financial Statements

February 28, 2018

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Strategic Real Return Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of fourteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to seek to mitigate the effects of unanticipated inflation and to provide current income.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional

16                         Invesco Strategic Real Return Fund

round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among

17                         Invesco Strategic Real Return Fund

the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income, if any, are declared and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Treasury Inflation-Protected Securities — The Fund may invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The principal value of TIPS will be adjusted upward or downward, and any increase or decrease in the principal amount of TIPS will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.
J.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $1 billion	0.40%
Next $2.5 billion	0.35%
Over $3.5 billion	0.33%

For the six months ended February 28, 2018, the effective advisory fees incurred by the Fund was 0.40%.

18                         Invesco Strategic Real Return Fund

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco PowerShares Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2018 to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (including prior fiscal year-ended Acquired Fund Fees and Expenses of 0.22% and excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.82%, 1.57%, 1.07%, 0.57%, 0.57% and 0.57%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees, of the investment companies in which the Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the expense limits above. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limit, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2019, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives on the Fund’s investments in certain affiliated funds.

For the six months ended February 28, 2018, the Adviser waived advisory fees of $146,629 and reimbursed class level expenses of $6,465, $607, $68, $4,147, $0 and $45 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2018, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2018, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2018, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2018, IDI advised the Fund that IDI retained $1,406 in front-end sales commissions from the sale of Class A shares and $3,419 and $500 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

19                         Invesco Strategic Real Return Fund

The following is a summary of the tiered valuation input levels, as of February 28, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the six months ended February 28, 2018, there were no material transfers between valuation levels.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$9,751,947	$—	$—	$9,751,947
U.S. Treasury Securities	—	14,534,294	—	14,534,294
Bonds & Notes	—	7,005,663	—	7,005,663
Preferred Stocks	617,247	125,351	—	742,598
Money Market Funds	337,689	—	—	337,689
Total Investments in Securities	10,706,883	21,665,308		32,372,191
Other Investments — Assets*
Futures Contracts	495	—	—	495
Total Other Investments	495	—	—	495
Total Investments	$10,707,378	$21,665,308	$—	$32,372,686

*	Unrealized appreciation.

NOTE 4—Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 28, 2018:

Value
Derivative Assets	Interest Rate Risk
Unrealized appreciation on futures contracts — Exchange-Traded(a)	$495
Derivatives not subject to master netting agreements	(495)
Total Derivative Assets subject to master netting agreements	$—

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended February 28, 2018

The table below summarizes the gains on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on Statement of Operations
Interest Rate Risk
Realized Gain:
Futures contracts	$12,216
Change in Net Unrealized Appreciation:
Futures contracts	31
Total	$12,247

The table below summarizes the average notional value of futures contracts outstanding during the period.

Futures Contracts
Average notional value	$246,656

20                         Invesco Strategic Real Return Fund

NOTE 5—Investments in Affiliates

The Fund’s Adviser and the adviser for Invesco Floating Rate Fund are subsidiaries of Invesco Ltd. and therefore, Invesco Floating Rate Fund is considered to be affiliated with the Fund. The following is a summary of the transactions in, and earnings from, investments in Invesco Floating Rate Fund for the six months ended February 28, 2018.

	Value 08/31/17	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value 02/28/18	Dividend Income
Invesco Floating Rate — Class R6	$8,253,905	$1,750,055	$(276,000)	$25,151	$(1,164)	$9,751,947	$194,893

NOTE 6—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2018, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $113.

NOTE 7—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Fund.

NOTE 8—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund’s total assets.

NOTE 9—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of August 31, 2017, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$159,212	$249,290	$408,502
*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 10—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2018 was $3,885,541 and $1,180,893, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $3,391,115 and $996,518, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$466,114
Aggregate unrealized (depreciation) of investments	(744,851)
Net unrealized appreciation of investments	$(278,737)

Cost of investments for tax purposes is $32,651,423.

21                         Invesco Strategic Real Return Fund

NOTE 11—Share Information

	Summary of Share Activity
	Six months ended February 28, 2018(a)		Year ended August 31, 2017
	Shares	Amount	Shares	Amount
Sold:
Class A	508,849	$4,917,572	1,058,060	$10,278,518
Class C	53,587	516,573	138,215	1,340,749
Class R	6,931	67,336	7,146	69,419
Class Y	216,902	2,089,340	342,915	3,329,235
Class R6	20,185	195,626	26,563	257,679

Issued as reinvestment of dividends:
Class A	21,020	202,925	16,471	159,156
Class C	2,727	26,333	2,586	24,926
Class R	361	3,486	354	3,413
Class Y	7,469	72,113	6,332	61,209
Class R6	695	6,723	384	3,728

Reacquired:
Class A	(181,036)	(1,751,647)	(534,844)	(5,198,018)
Class C	(35,751)	(346,466)	(39,042)	(376,892)
Class R	(3,553)	(34,372)	(50)	(491)
Class Y	(38,817)	(375,476)	(78,933)	(765,212)
Class R6	(13,927)	(135,252)	(80)	(774)
Net increase in share activity	565,642	$5,454,814	946,077	$9,186,645

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 37% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity is also owned beneficially.
In addition, 44% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

22                         Invesco Strategic Real Return Fund

NOTE 12—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(d)
Class A
Six months ended 02/28/18	$9.74	$0.14	$(0.10)	$0.04	$(0.22)	$9.56	0.40%	$18,399	0.59	%(e)	1.68	%(e)	2.93	%(e)	8%
Year ended 08/31/17	9.77	0.30	0.01	0.31	(0.34)	9.74	3.27	15,358	0.59		1.81		3.11		32
Year ended 08/31/16	9.62	0.30	0.14	0.44	(0.29)	9.77	4.72	10,130	0.61		2.34		3.13		35
Year ended 08/31/15	10.11	0.26	(0.49)	(0.23)	(0.26)	9.62	(2.26)	8,936	0.60		2.25		2.71		25
Year ended 08/31/14(f)	10.00	0.14	0.10	0.24	(0.13)	10.11	2.44	7,880	0.59	(g)	2.87	(g)	4.21	(g)	13
Class C
Six months ended 02/28/18	9.74	0.10	(0.11)	(0.01)	(0.18)	9.55	(0.08)	1,705	1.34	(e)	2.43	(e)	2.18	(e)	8
Year ended 08/31/17	9.77	0.23	0.01	0.24	(0.27)	9.74	2.49	1,538	1.34		2.56		2.36		32
Year ended 08/31/16	9.61	0.23	0.15	0.38	(0.22)	9.77	4.04	549	1.36		3.09		2.38		35
Year ended 08/31/15	10.10	0.19	(0.49)	(0.30)	(0.19)	9.61	(3.00)	459	1.35		3.00		1.96		25
Year ended 08/31/14(f)	10.00	0.12	0.09	0.21	(0.11)	10.10	2.14	54	1.34	(g)	3.62	(g)	3.46	(g)	13
Class R
Six months ended 02/28/18	9.74	0.13	(0.10)	0.03	(0.21)	9.56	0.27	181	0.84	(e)	1.93	(e)	2.68	(e)	8
Year ended 08/31/17	9.77	0.28	0.01	0.29	(0.32)	9.74	3.00	148	0.84		2.06		2.86		32
Year ended 08/31/16	9.62	0.28	0.14	0.42	(0.27)	9.77	4.46	76	0.86		2.59		2.88		35
Year ended 08/31/15	10.11	0.24	(0.49)	(0.25)	(0.24)	9.62	(2.51)	35	0.85		2.50		2.46		25
Year ended 08/31/14(f)	10.00	0.14	0.10	0.24	(0.13)	10.11	2.37	10	0.84	(g)	3.12	(g)	3.96	(g)	13
Class Y
Six months ended 02/28/18	9.75	0.15	(0.11)	0.04	(0.23)	9.56	0.42	11,806	0.34	(e)	1.43	(e)	3.18	(e)	8
Year ended 08/31/17	9.78	0.33	0.01	0.34	(0.37)	9.75	3.52	10,228	0.34		1.56		3.36		32
Year ended 08/31/16	9.62	0.32	0.15	0.47	(0.31)	9.78	5.09	7,616	0.36		2.09		3.38		35
Year ended 08/31/15	10.11	0.29	(0.49)	(0.20)	(0.29)	9.62	(2.02)	7,209	0.35		2.00		2.96		25
Year ended 08/31/14(f)	10.00	0.15	0.10	0.25	(0.14)	10.11	2.50	7,563	0.34	(g)	2.62	(g)	4.46	(g)	13
Class R5
Six months ended 02/28/18	9.75	0.15	(0.11)	0.04	(0.23)	9.56	0.42	10	0.34	(e)	1.38	(e)	3.18	(e)	8
Year ended 08/31/17	9.78	0.33	0.01	0.34	(0.37)	9.75	3.52	10	0.34		1.52		3.36		32
Year ended 08/31/16	9.62	0.32	0.15	0.47	(0.31)	9.78	5.09	10	0.35		2.14		3.39		35
Year ended 08/31/15	10.11	0.29	(0.49)	(0.20)	(0.29)	9.62	(2.02)	10	0.35		2.07		2.96		25
Year ended 08/31/14(f)	10.00	0.15	0.10	0.25	(0.14)	10.11	2.50	10	0.34	(g)	2.68	(g)	4.46	(g)	13
Class R6
Six months ended 02/28/18	9.75	0.15	(0.11)	0.04	(0.23)	9.56	0.42	333	0.34	(e)	1.38	(e)	3.18	(e)	8
Year ended 08/31/17	9.78	0.33	0.01	0.34	(0.37)	9.75	3.52	272	0.34		1.52		3.36		32
Year ended 08/31/16	9.62	0.32	0.15	0.47	(0.31)	9.78	5.09	10	0.35		2.14		3.39		35
Year ended 08/31/15	10.11	0.29	(0.49)	(0.20)	(0.29)	9.62	(2.02)	10	0.35		2.07		2.96		25
Year ended 08/31/14(f)	10.00	0.15	0.10	0.25	(0.14)	10.11	2.50	10	0.34	(g)	2.68	(g)	4.46	(g)	13

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 22%, 22%, 23%, 22% and 21% for the six months ended February 28, 2018 and for the years ended August 31, 2017, August 31, 2016, August 31, 2015 and for the period April 30, 2014 (commencement date) through August 31, 2014, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $16,549, $1,554, $173, $10,615, $10 and $300 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Commencement date of April 30, 2014.
(g)	Annualized.

23                         Invesco Strategic Real Return Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2017 through February 28, 2018.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (09/01/17)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/18)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/18)	Expenses Paid During Period[2]
A	$1,000.00	$1,004.00	$2.93	$1,021.87	$2.96	0.59%
C	1,000.00	999.20	6.64	1,018.15	6.71	1.34
R	1,000.00	1,002.70	4.17	1,020.63	4.21	0.84
Y	1,000.00	1,004.20	1.69	1,023.11	1.71	0.34
R5	1,000.00	1,004.20	1.69	1,023.11	1.71	0.34
R6	1,000.00	1,004.20	1.69	1,023.11	1.71	0.34

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2017 through February 28, 2018, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

24                         Invesco Strategic Real Return Fund

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Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074                      Invesco Distributors, Inc.                                                 SRR-SAR-1             04202018      0920

ITEM 2.	CODE OF ETHICS.

Not applicable for a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

PricewaterhouseCoopers LLP informed the Trust that it has identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the Loan Rule). The Loan Rule prohibits accounting firms, such as PricewaterhouseCoopers LLP, from being deemed independent if they have certain financial relationships with their audit clients or certain affiliates of those clients. The Trust is required under various securities laws to have its financial statements audited by an independent accounting firm.

The Loan Rule specifically provides that an accounting firm would not be independent if it or certain affiliates and covered persons receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities (referred to as a “more than ten percent owner”). For purposes of the Loan Rule, audit clients include the Funds as well as all registered investment companies advised by the Adviser and its affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd. (collectively, the Invesco Fund Complex). PricewaterhouseCoopers LLP informed the Trust it and certain affiliates and covered persons have relationships with lenders who hold, as record owner, more than ten percent of the shares of certain funds within the Invesco Fund Complex, which may implicate the Loan Rule.

On June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to the audit independence issue described above. In that letter, the SEC confirmed that it would not recommend enforcement action against a fund that relied on audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. In connection with prior independence determinations, PricewaterhouseCoopers LLP communicated, as contemplated by the no-action letter, that it believes that it remains objective and impartial and that a reasonable investor possessing all the facts would conclude that PricewaterhouseCoopers LLP is able to exhibit the requisite objectivity and impartiality to report on the Funds’ financial statements as the independent registered public accounting firm. PricewaterhouseCoopers LLP also represented that it has complied with PCAOB Rule 3526(b)(1) and (2), which are conditions to the Funds relying on the no action letter, and affirmed that it is an independent accountant within the meaning of PCAOB Rule 3520. Therefore, the Adviser, the Funds and PricewaterhouseCoopers LLP concluded that PricewaterhouseCoopers LLP could continue as the Funds’ independent registered public accounting firm. The Invesco Fund Complex relied upon the no-action letter in reaching this conclusion.

If in the future the independence of PricewaterhouseCoopers LLP is called into question under the Loan Rule by circumstances that are not addressed in the SEC’s no-action letter, the Funds will need to take other action in order for the Funds’ filings with the SEC containing financial statements to be deemed compliant with applicable securities laws. Such additional actions could result in additional costs, impair the ability of the Funds to issue new shares or have other material adverse effects on the Funds. The SEC no-action relief was initially set to expire 18 months from issuance but has been extended by the SEC without an expiration date, except that the no-action letter will be withdrawn upon the effectiveness of any amendments to the Loan Rule designed to address the concerns expressed in the letter.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	As of February 14, 2018, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of February 14, 2018 the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Counselor Series Trust (Invesco Counselor Series Trust)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	May 7, 2018

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	May 7, 2018

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	May 7, 2018

EXHIBIT INDEX

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.